UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund: BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Income Fund
BlackRock Low Duration Bond Portfolio
BlackRock Sustainable High Yield Bond Fund
BlackRock Sustainable Low Duration Bond Fund
BlackRock U.S. Government Bond Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2022

Date of reporting period: 03/31/2022

Item 1 – Report to Stockholders
(a)  The Report to Shareholders is attached herewith.
             (b)  Not Applicable

March 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Low Duration Bond Portfolio

Dear Shareholder,
The 12-month reporting period as of March 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions.
However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.
Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-
capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a strong advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. The corporate bond market also faced inflationary headwinds, although the improving economy assuaged credit concerns and high-yield corporate bonds consequently declined less than investment-grade corporate bonds.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued
high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.
Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. Sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.
In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-
carbon world, such as technology and health care, are particularly attractive in the long term. We favor U.S.
equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2022
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
5.92% 15.65%
U.S. small cap equities
(Russell 2000
®
Index)
(5.55) (5.79)
International equities
(MSCI Europe, Australasia,
Far East Index)
(3.38) 1.16
Emerging market equities
(MSCI Emerging Markets
Index)
(8.20) (11.37)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.05 0.07
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.04) (3.31)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(5.92) (4.15)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(5.55) (4.47)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(4.16) (0.66)
This Page is not Part of Your Fund Report

Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of March 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Core Bond Portfolio
Investment Objective
BlackRock Core Bond Portfolio’s (the “Fund”) investment objective is to seek to realize a total return that exceeds that of the reference benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2022, the Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.
What factors influenced performance?
Holdings of structured products, emerging market debt and U.S. investment grade corporate credit were the primary detractors from the Fund’s performance relative to the benchmark over the period.
The Fund’s active positioning with respect to duration (sensitivity to interest rate changes) was the most significant contributor to performance relative to the benchmark as
U.S. Treasury yields rose over the period.
The Fund held an average 8.4% cash position over the period. The investment adviser believed that U.S. Treasury securities were unattractive from a risk/reward perspective, which led the Fund to remain underweight duration versus the benchmark while also holding an elevated cash position. The Fund’s cash position did not have a material impact on performance during the period.
Describe recent portfolio activity.
Over the reporting period the Fund shifted toward a much more defensive posture, trimming exposure to more credit sensitive sectors, most notably emerging market debt, while increasing its cash position and exposure to high-quality assets, including U.S. investment grade credit, agency mortgage-backed securities (“MBS”) and municipal bonds.
Describe portfolio positioning at period end.
At period end, the Fund held a defensive posture, including an elevated cash position, a reduced allocation to emerging market debt, and overweight allocations to U.S.
investment grade corporate bonds, agency MBS, shorter duration securitized assets and municipal bonds. The Fund's stance was based on the view that markets are likely to remain volatile over the coming months given the uncertainties around the Russia-Ukraine conflict, elevated inflation and rising interest rates.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance Summary
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 2.04% 1.93% (6.38)% (4.58)% N/A 2.28% N/A 2.62% N/A
Investor A ............... 1.71 1.59 (6.39) (4.71) (8.52)% 2.03 1.20% 2.34 1.92%
Investor C ............... 1.03 0.88 (6.77) (5.55) (6.48) 1.25 1.25 1.73 1.73
Class K ................ 2.09 2.04 (6.34) (4.51) N/A 2.33 N/A 2.70 N/A
Class R ................ 1.53 1.29 (6.51) (4.95) N/A 1.78 N/A 2.07 N/A
Bloomberg U.S. Aggregate
Bond Index
(c)
.......... — — (5.92) (4.15) N/A 2.14 N/A 2.24 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Aggregate Bond Index (the
“benchmark”). On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds
II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market.

Fund Summary
as of March 31, 2022 (continued)

Fund Summary
BlackRock Core Bond Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/21)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/21)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 936.20 $ 2.12 $ 1,000.00 $ 1,022.74 $ 2.22 0.44%
Investor A ................................ 1,000.00 936.10 3.33 1,000.00 1,021.49 3.48 0.69
Investor C ................................ 1,000.00 932.30 6.99 1,000.00 1,017.70 7.29 1.45
Class K .................................. 1,000.00 936.60 1.88 1,000.00 1,022.99 1.97 0.39
Class R .................................. 1,000.00 934.90 4.53 1,000.00 1,020.24 4.73 0.94
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 33%
Corporate Bonds ................................... 28
U.S. Treasury Obligations ............................. 22
Asset-Backed Securities .............................. 9
Non-Agency Mortgage-Backed Securities .................. 6
Foreign Government Obligations ........................ 1
Municipal Bonds ................................... 1
Foreign Agency Obligations ............................ —
(b)
Capital Trusts ..................................... —
(b)
Other Interests .................................... —
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/ Aaa
(d)
...................................... 63%
AA/Aa ......................................... 3
A ............................................ 13
BBB/Baa ....................................... 18
BB/Ba ......................................... 1
B ............................................ —
(b)
CCC/ Caa ....................................... —
(b)
CC/Ca ........................................ —
(b)
NR ........................................... 2
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

Fund Summary
as of March 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders
6
BlackRock High Yield Bond Portfolio
Investment Objective
BlackRock High Yield Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2022, the Fund outperformed its benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.
What factors influenced performance?
From a sector perspective, security selection within the independent energy, wireless, and media & entertainment sectors was additive to performance over the period. By rating category, the Fund’s underweight allocation to BB-rated names and security selection within single Bs contributed positively. From an asset allocation perspective, security selection within high yield bonds aided relative performance, as did a tactical allocation to equities and an allocation to bank loans.
Security selection within the chemicals sector detracted, along with an overweight allocation to wirelines and an underweight allocation to refiners. From an asset allocation perspective, the Fund’s tactical allocation to high yield index products and an out-of-benchmark allocation to investment grade corporate bonds constrained return. By credit rating, the Fund’s allocation to BBB-rated names detracted from performance.
Describe recent portfolio activity.
Reflective of a weaker market backdrop, the Fund reduced its overall risk positioning throughout the first quarter of 2022, bringing the portfolio’s beta, or market sensitivity, to slightly below that of the benchmark. Positioning in investment grade corporates was an important tactical theme, both in relation to primary market activity and rating agency upgrades. In recognition of the likely upgrade wave over the next few years, the Fund allocated capital toward likely “crossover” names including Ford Motor Co., The Kraft
Heinz Foods Co., and T-Mobile USA, Inc. entering the second half of 2021. That said, this exposure has been tactically managed on relative value views. Meaningful out-of-
benchmark allocations include floating rate loan interests (“bank loans”), high yield liquid products and investment grade corporate bonds.
From a sector perspective, the Fund increased risk in the leisure, media & entertainment and other industry sectors, while reducing risk within health care, food & beverage and banking. Index product usage was active over the period as the Fund focused on maintaining portfolio liquidity in light of market flows. Core liquid product tools utilized included total return swaps on the iBoxx Index, high yield exchange-traded funds and index credit default swaps. These represented short-term allocations as the Fund sought opportunities in core cash bonds but also served as a way to “toggle” the portfolio’s risk profile under volatile market conditions.
Describe portfolio positioning at period end.
From a credit quality perspective, the Fund remained underweight in BB-rated names and overweight in B and select CCC issues with improving credit positions. By the end of the period, the CCC overweight comprised approximately 4% of the core high yield bond portfolio while Bs comprised roughly 44% of the Fund, an approximately
7% overweight position. The Fund maintained an underweight to the highest-yielding portion of the market that contains a larger concentration of stressed assets. The Fund maintained an allocation to bank loans of approximately 15%. Loans have been a critical asset allocation tool for the Fund as their lack of duration (and corresponding lack of interest rate sensitivity) have driven them to outperform fixed-rate high yield as Treasury yields moved higher.
The Fund’s top overweight sectors included information technology, independent energy and building materials. Within technology, the investment adviser particularly favored software names which have benefited from robust demand as COVID has accelerated digital transformation and cloud adoption. While recognizing recent tailwinds from potential infrastructure legislation and residential demand, the building materials overweight is primarily based on single name, idiosyncratic preferences.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of March 31, 2022 (continued)

Fund Summary
BlackRock High Yield Bond Portfolio
Performance Summary
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 5.08% 5.08% (3.11)% 0.74% N/A 4.87% N/A 5.91% N/A
Service ................ 4.79 4.79 (3.25) 0.32 N/A 4.58 N/A 5.59 N/A
Investor A ............... 4.55 4.54 (3.15) 0.40 (3.61)% 4.53 3.68% 5.58 5.15%
Investor C ............... 4.08 4.08 (3.58) (0.25) (1.21) 3.81 3.81 4.95 4.95
Class K ................ 5.18 5.17 (3.06) 0.70 N/A 4.98 N/A 5.99 N/A
Class R ................ 4.50 4.50 (3.39) 0.16 N/A 4.25 N/A 5.26 N/A
Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index
(c)
........ — — (4.16) (0.66) N/A 4.68 N/A 5.74 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its assets in high yield bonds. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization
(the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, an unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/21)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/21)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 968.90 $ 2.80 $ 1,000.00 $ 1,022.09 $ 2.87 0.57%
Service .................................. 1,000.00 967.50 4.27 1,000.00 1,020.59 4.38 0.87
Investor A ................................ 1,000.00 968.50 4.47 1,000.00 1,020.39 4.58 0.91
Investor C ................................ 1,000.00 964.20 7.69 1,000.00 1,017.10 7.90 1.57
Class K .................................. 1,000.00 969.40 2.36 1,000.00 1,022.54 2.42 0.48
Class R .................................. 1,000.00 966.10 5.69 1,000.00 1,019.15 5.84 1.16
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period shown).

Fund Summary
as of March 31, 2022 (continued)
2022
BlackRock Semi-Annual Report to Shareholders
8
BlackRock High Yield Bond Portfolio
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 80%
Floating Rate Loan Interests ........................... 15
Common Stocks ................................... 3
Investment Companies ............................... 1
Preferred Securities ................................. 1
Asset-Backed Securities .............................. —
(b)
Foreign Agency Obligations ............................ —
(b)
Other Interests .................................... —
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
A ............................................ — %
(b)
BBB/Baa ....................................... 7
BB/Ba ......................................... 35
B ............................................ 37
CCC/ Caa ....................................... 14
CC/Ca ........................................ —
(b)
NR ........................................... 7
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Fund Summary
as of March 31, 2022

Fund Summary
BlackRock Low Duration Bond Portfolio
Investment Objective
BlackRock Low Duration Bond Portfolio’s (the “Fund”) investment objective is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2022, the Fund underperformed its benchmark, the ICE BofA 1-3 Year U.S. Corporate & Government Index.
What factors influenced performance?
The principal detractor from the Fund’s performance relative to the benchmark was an allocation to emerging market debt. Other detractors included exposure to securitized assets including commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”) and residential mortgage-backed securities (“MBS”), as well as investment grade corporate credit.
Positive contributors to the Fund's relative performance included allocations to high yield corporate bonds, U.S. Treasuries, and sovereigns, supranationals and agencies.
Describe recent portfolio activity.
Over the course of the reporting period, the Fund shifted to a below-benchmark stance with respect to duration and corresponding interest rate sensitivity. This stance was based on the view that interest rates would continue to rise, which was ultimately borne out as the Fed took a hawkish monetary policy stance and embarked on a rate hiking cycle in March 2022. With respect to agency MBS, the Fund maintained a muted exposure over the reporting period but added into this space as a relative value trade versus investment grade corporate bonds. The Fund tactically traded investment grade credit, maintaining a selective overweight at points throughout the first quarter of 2022.
Toward the end of the period, the Fund reduced this exposure given tighter spreads.
The Fund selectively maintained exposure to high yield corporate bonds as a potentially compelling source of income. In the securitized space, the Fund added to its high-
quality collateralized loan obligation exposure throughout the reporting period, based on attractive risk-adjusted income relative to other spread assets, while being more cautious with respect to ABS and CMBS. Notably, the Fund reduced its exposures within Asian credit, which experienced a recovery as the People’s Bank of China indicated
it would try to support the real estate sector. The Fund also reduced exposure to emerging markets on the view that the segment is vulnerable to possible idiosyncratic risks amid geopolitical tensions.
Describe portfolio positioning at period end.
As U.S. Treasury yields rose with the prospect of an aggressive monetary policy path and tightening financial conditions in the first quarter of 2022, the Fund shifted from being duration-neutral to being slightly long headline duration. With the two-year U.S. Treasury yield experiencing its biggest quarterly increase since 1984, the Fund added exposure to the front end of the curve on the belief that the upward move may have overshot conditions. The Fund had an overweight to investment grade corporate credit while continuing to trade the sector tactically. More broadly, the Fund had assumed a more cautious stance around credit-oriented sectors amid a tightening in financial conditions and higher interest rates.
From a sector allocation perspective, the Fund remained underweight investment grade corporate credit as well as government sectors such as U.S. Treasuries, agencies and sovereigns. The Fund held out-of-benchmark allocations to high yield corporate bonds, ABS, CMBS, and agency and non-agency MBS. The Fund also held an out-of-
benchmark allocation to emerging market debt. At the end of the reporting period, the Fund was positioned with a short duration bias on the view that interest rates were likely to trend higher as the Fed begins to taper its asset purchases and otherwise normalize policy against a backdrop of expectations for continued economic growth and solid inflation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of March 31, 2022 (continued)
2022
BlackRock Semi-Annual Report to Shareholders
10
BlackRock Low Duration Bond Portfolio
Performance Summary
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 1.98% 1.94% (3.74)% (3.55)% N/A 1.41% N/A 1.67% N/A
Investor A ............... 1.69 1.60 (3.96) (3.89) (6.06)% 1.15 0.69% 1.37 1.14%
Investor A1 .............. 1.88 1.75 (3.89) (3.75) N/A 1.30 N/A 1.54 N/A
Investor C ............... 0.98 0.92 (4.32) (4.51) (5.47) 0.40 0.40 0.76 0.76
Class K ................ 2.03 2.01 (3.82) (3.51) N/A 1.45 N/A 1.72 N/A
Class R ................ 1.47 1.29 (4.08) (4.14) N/A 0.90 N/A 1.08 N/A
ICE BofA 1-3 Year U.S.
Corporate & Government
Index
(c)
.............. — — (3.16) (3.01) N/A 1.26 N/A 1.12 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain classes.
(b)
The Fund invests primarily in investment grade bonds and maintains an average portfolio duration that is between 0-3 years. The Fund normally invests at least 80% of its assets in debt securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock
Funds II, through a tax-free reorganization (the “Reorganization ”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index comprised of investment grade corporate bonds and U.S. Government Agency and U.S. Treasury securities with a maturity ranging from one to three years. On March
1, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA 1-3 Year U.S. Corporate & Government Index (the "Index"). Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the Index.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/21)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/21)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 962.60 $ 2.01 $ 1,000.00 $ 1,022.89 $ 2.07 0.41%
Investor A ................................ 1,000.00 960.40 3.23 1,000.00 1,021.64 3.33 0.66
Investor A1 ............................... 1,000.00 961.10 2.49 1,000.00 1,022.39 2.57 0.51
Investor C ................................ 1,000.00 956.80 6.88 1,000.00 1,017.90 7.09 1.41
Class K .................................. 1,000.00 961.80 1.76 1,000.00 1,023.14 1.82 0.36
Class R .................................. 1,000.00 959.20 4.44 1,000.00 1,020.39 4.58 0.91
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period shown).

Fund Summary
as of March 31, 2022 (continued)

Fund Summary
BlackRock Low Duration Bond Portfolio
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 37%
U.S. Treasury Obligations ............................. 23
Asset-Backed Securities .............................. 18
Non-Agency Mortgage-Backed Securities .................. 13
U.S. Government Sponsored Agency Securities .............. 7
Foreign Government Obligations ........................ 1
Foreign Agency Obligations ............................ 1
Floating Rate Loan Interests ........................... —
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/ Aaa
(d)
...................................... 54%
AA/Aa ......................................... 3
A ............................................ 12
BBB/Baa ....................................... 20
BB/Ba ......................................... 5
B ............................................ 2
CCC/ Caa ....................................... —
(b)
CC/Ca ........................................ —
(b)
C ............................................ —
(b)
D ............................................ —
(b)
NR ........................................... 4
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

The Benefits and Risks of Leveraging
2022
BlackRock Semi-Annual Report to Shareholders
12
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund's shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

About Fund Performance

About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Service Shares (available only in BlackRock High Yield Bond Portfolio) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for all funds included in this report, except for Low Duration Bond which is subject to an initial sales charge of 2.25%. These shares are subject to a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor A1 Shares (available only in Low Duration Bond) are subject to a maximum initial sales charge (front-end load) of 1.00% and a service fee of 0.10% per year (but no distribution fee). The maximum initial sales charge does not apply to current eligible shareholders of Investor A1 Shares of the Fund. These shares are only available for dividend and capital gain reinvestment by existing shareholders and for purchase by certain eligible employer-sponsored retirement plans. Certain redemption of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-
sponsored retirement plans or to redemptions of shares acquired through the reinvestment of dividends and capital gains by existing shareholders.
Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2022
BlackRock Semi-Annual Report to Shareholders
14
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
522 Funding CLO Ltd.
(a)(b)
Series 2019-4A, Class DR, (LIBOR USD 3
Month + 3.65%), 3.90%, 04/20/30 .... USD 470 $ 460,681
Series 2019-5A, Class AR, (3 Month CME
Term SOFR + 1.33%), 1.55%, 04/15/35 . 250 248,164
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1 Month +
1.20%), 1.64%, 06/15/36
(a)(b)
.......... 552 545,488
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(LIBOR USD 3 Month + 1.16%), 1.41%,
07/20/34
(a)(b)
..................... 1,730 1,712,689
AGL CLO 14 Ltd., Series 2021-14A, Class A,
(LIBOR USD 3 Month + 1.15%), 1.27%,
12/02/34
(a)(b)
..................... 1,530 1,513,492
AGL CLO 7 Ltd.
(a)(b)
Series 2020-7A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.44%, 07/15/34 .... 540 535,863
Series 2020-7A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.34%, 07/15/34 .... 250 245,340
AGL Core CLO 15 Ltd., Series 2021-15A, Class
A1, (LIBOR USD 3 Month + 1.15%), 1.27%,
01/20/35
(a)(b)
..................... 250 247,206
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1, (LIBOR USD 3 Month + 1.39%), 1.64%,
04/20/32
(a)(b)
..................... 1,320 1,320,056
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (LIBOR USD 3 Month + 1.07%),
1.32%, 04/20/33
(a)(b)
................ 920 910,479
AIG CLO LLC, Series 2018-1A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 1.37%,
04/20/32
(a)(b)
..................... 280 277,714
AIMCO CLO
(a)(b)
Series 2017-AA, Class CR, (LIBOR USD 3
Month + 2.10%), 2.35%, 04/20/34 .... 250 246,131
Series 2018-BA, Class AR, (LIBOR USD 3
Month + 1.10%), 1.34%, 01/15/32 .... 1,290 1,279,529
Ajax Mortgage Loan Trust, Series 2021-C,
Class A, 2.12%, 01/25/61
(b)(c)
.......... 9,324 8,904,211
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.34%,
10/21/28
(a)(b)
..................... 957 952,755
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.09%, 10/15/29
(a)(b)
1,660 1,654,677
AMMC CLO 22 Ltd., Series 2018-22A, Class
B, (LIBOR USD 3 Month + 1.45%), 1.71%,
04/25/31
(a)(b)
..................... 250 246,750
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1R2, (LIBOR USD 3 Month + 1.05%),
1.32%, 07/24/29
(a)(b)
................ 640 637,275
AMSR Trust, Series 2020-SFR2, Class D,
3.28%, 07/17/37
(b)
................. 557 535,339
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (LIBOR USD 3 Month +
1.20%), 1.32%, 01/19/35
(a)(b)
.......... 250 247,648
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1, (LIBOR USD 3 Month +
1.17%), 1.41%, 07/15/34
(a)(b)
.......... 2,495 2,469,637
Anchorage Capital CLO 1-R Ltd., Series 2018-
1RA, Class A1, (LIBOR USD 3 Month +
0.99%), 1.23%, 04/13/31
(a)(b)
.......... 2,240 2,217,118
Anchorage Capital CLO 3-R Ltd., Series
2014-3RA, Class B, (LIBOR USD 3 Month +
1.50%), 1.78%, 01/28/31
(a)(b)
.......... 1,040 1,032,065
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class A, (LIBOR USD 3
Month + 1.05%), 1.33%, 01/28/31 .... USD 920 $ 913,922
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.13%, 01/28/31 .... 360 353,961
Anchorage Capital CLO 5-R Ltd.
(a)(b)
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 1.69%, 01/15/30 .... 420 416,850
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.09%, 01/15/30 .... 250 248,262
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class ARR, (LIBOR USD 3 Month + 1.05%),
1.29%, 07/15/30
(a)(b)
................ 1,220 1,212,232
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR2, (LIBOR USD 3
Month + 1.09%), 1.37%, 01/28/31 .... 930 924,504
Series 2015-7A, Class BR2, (LIBOR USD 3
Month + 1.75%), 2.03%, 01/28/31 .... 1,640 1,630,535
Series 2015-7A, Class D1R2, (LIBOR USD 3
Month + 3.50%), 3.78%, 01/28/31 .... 250 243,721
Anchorage Capital CLO 8 Ltd.
(a)(b)
Series 2016-8A, Class AR2A, (LIBOR USD 3
Month + 1.20%), 1.33%, 10/27/34 .... 570 564,820
Series 2016-8A, Class BR2, (LIBOR USD 3
Month + 1.80%), 1.93%, 10/27/34 .... 650 644,422
Anchorage Capital CLO Ltd., Series 2013-1A,
Class A1R, (LIBOR USD 3 Month + 1.25%),
1.49%, 10/13/30
(a)(b)
................ 670 667,329
Anchorage Capital Europe CLO 2 DAC
(a)(b)
Series 2A, Class B1R, (EURIBOR 3 Month +
1.60%), 1.60%, 04/15/34 .......... EUR 272 293,540
Series 2A, Class CR, (EURIBOR 3 Month +
2.40%), 2.40%, 04/15/34 .......... 271 290,972
Series 2A, Class DR, (EURIBOR 3 Month +
3.55%), 3.55%, 04/15/34 .......... 460 498,852
Anchorage Capital Europe CLO DAC, Series
4A, Class D, (EURIBOR 3 Month + 3.20%),
3.20%, 04/25/34
(a)(b)
................ 250 268,504
Antares CLO Ltd., Series 2021-1A, Class A1,
(LIBOR USD 3 Month + 1.53%), 1.79%,
07/25/33
(a)(b)
..................... USD 2,420 2,417,987
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.32%,
04/15/31
(a)(b)
..................... 4,916 4,882,025
Apidos CLO XV, Series 2013-15A, Class A1RR,
(LIBOR USD 3 Month + 1.01%), 1.26%,
04/20/31
(a)(b)
..................... 500 496,117
Apidos CLO XVIII, Series 2018-18A, Class A1,
(LIBOR USD 3 Month + 1.14%), 1.40%,
10/22/30
(a)(b)
..................... 350 348,160
Apidos CLO XX, Series 2015-20A, Class A1RA,
(LIBOR USD 3 Month + 1.10%), 1.34%,
07/16/31
(a)(b)
..................... 250 248,258
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class A2R, (LIBOR USD 3
Month + 1.50%), 1.75%, 04/20/31 .... 250 247,174
Series 2015-22A, Class CR, (LIBOR USD 3
Month + 2.95%), 3.20%, 04/20/31 .... 250 243,756
Apidos CLO XXXVII, Series 2021-37A, Class
A, (LIBOR USD 3 Month + 1.13%), 1.26%,
10/22/34
(a)(b)
..................... 310 306,325
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................. 131 124,819

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Arbor Realty Commercial Real Estate Notes
Ltd., Series 2022-FL1, Class A, (SOFR30A +
1.45%), 1.50%, 01/15/37
(a)(b)
.......... USD 10,000 $ 9,938,742
Ares European CLO XII DAC, Series 12A,
Class B1R, (EURIBOR 3 Month + 1.70%),
1.70%, 04/20/32
(a)(b)
................ EUR 297 323,230
Ares LII CLO Ltd., Series 2019-52A, Class A1R,
(LIBOR USD 3 Month + 1.05%), 1.31%,
04/22/31
(a)(b)
..................... USD 1,770 1,758,613
Ares LIX CLO Ltd., Series 2021-59A, Class
A, (LIBOR USD 3 Month + 1.03%), 1.29%,
04/25/34
(a)(b)
..................... 250 247,015
Ares LVI CLO Ltd., Series 2020-56A, Class
AR, (LIBOR USD 3 Month + 1.16%), 1.42%,
10/25/34
(a)(b)
..................... 410 405,270
Ares XLVIII CLO Ltd., Series 2018-48A, Class
B, (LIBOR USD 3 Month + 1.58%), 1.83%,
07/20/30
(a)(b)
..................... 250 247,537
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.41%, 10/15/30
(a)(b)
................ 310 309,046
Armada Euro CLO III DAC
(a)(b)
Series 3A, Class CR, (EURIBOR 3 Month +
2.35%), 2.35%, 07/15/31 .......... EUR 580 623,476
Series 3A, Class DR, (EURIBOR 3 Month +
3.30%), 3.30%, 07/15/31 .......... 287 309,306
Assurant CLO I Ltd., Series 2017-1A, Class
CR, (LIBOR USD 3 Month + 2.15%), 2.40%,
10/20/34
(a)(b)
..................... USD 330 326,595
Assurant CLO Ltd., Series 2018-2A, Class A,
(LIBOR USD 3 Month + 1.04%), 1.29%,
04/20/31
(a)(b)
..................... 250 247,976
Atrium IX, Series 9A, Class AR2, (LIBOR USD
3 Month + 0.99%), 1.50%, 05/28/30
(a)(b)
... 990 982,920
Atrium XII, Series 12A, Class AR, (LIBOR USD
3 Month + 0.83%), 1.09%, 04/22/27
(a)(b)
... 340 337,332
Avery Point VI CLO Ltd.
(a)(b)
Series 2015-6A, Class AR2, (LIBOR USD 3
Month + 0.90%), 1.22%, 08/05/27 .... 769 764,622
Series 2015-6A, Class BR2, (LIBOR USD 3
Month + 1.35%), 1.67%, 08/05/27 .... 850 844,369
Avoca CLO XVIII DAC, Series 18X, Class
C, (EURIBOR 3 Month + 1.75%), 1.75%,
04/15/31
(a)(d)
..................... EUR 100 107,833
Avoca CLO XXII DAC, Series 22X, Class
B1, (EURIBOR 3 Month + 1.30%), 1.30%,
04/15/35
(a)(d)
..................... 200 212,568
Avoca CLO XXIV DAC, Series 24A, Class
AR, (EURIBOR 3 Month + 0.90%), 0.90%,
07/15/34
(a)(b)
..................... 500 547,964
Babson CLO Ltd., Series 2015-IA, Class BR,
(LIBOR USD 3 Month + 1.40%), 1.65%,
01/20/31
(a)(b)
..................... USD 250 246,558
Bain Capital Credit CLO, Series 2018-2A, Class
B, (LIBOR USD 3 Month + 1.60%), 1.85%,
07/19/31
(a)(b)
..................... 250 247,283
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.75%, 07/20/30 .... 250 247,062
Series 2018-2A, Class A1, (LIBOR USD 3
Month + 1.08%), 1.33%, 07/19/31 .... 330 327,737
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.10%), 3.36%, 07/24/34 .... 250 244,247
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bain Capital Euro CLO DAC, Series 2019-1X,
Class C, (EURIBOR 3 Month + 2.40%),
2.40%, 04/15/32
(a)(d)
................ EUR 240 $ 259,686
Bardot CLO Ltd., Series 2019-2A, Class DR,
(LIBOR USD 3 Month + 3.00%), 3.26%,
10/22/32
(a)(b)
..................... USD 250 246,908
Barings CLO Ltd.
(a)(b)
Series 2018-3A, Class A1, (LIBOR USD 3
Month + 0.95%), 1.20%, 07/20/29 .... 211 209,442
Series 2019-3A, Class A1R, (LIBOR USD 3
Month + 1.07%), 1.32%, 04/20/31 .... 250 247,663
Battalion CLO 18 Ltd., Series 2020-18A, Class
BR, (LIBOR USD 3 Month + 1.75%), 1.99%,
10/15/36
(a)(b)
..................... 375 370,078
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A1R2, (LIBOR USD 3
Month + 1.07%), 1.31%, 07/18/30 .... 1,332 1,324,834
Series 2015-8A, Class A2R2, (LIBOR USD 3
Month + 1.55%), 1.79%, 07/18/30 .... 666 659,443
Battalion CLO X Ltd.
(a)(b)
Series 2016-10A, Class A1R2, (LIBOR USD
3 Month + 1.17%), 1.43%, 01/25/35 ... 5,370 5,320,613
Series 2016-10A, Class A2R2, (LIBOR USD
3 Month + 1.55%), 1.81%, 01/25/35 ... 630 618,820
Battalion CLO XI Ltd., Series 2017-11A, Class
BR, (LIBOR USD 3 Month + 1.72%), 1.98%,
04/24/34
(a)(b)
..................... 250 246,868
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.42%,
07/15/34
(a)(b)
..................... 1,000 991,500
BDS Ltd., Series 2021-FL7, Class A, (LIBOR
USD 1 Month + 1.07%), 1.54%, 06/16/36
(a)(b)
9,610 9,502,579
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R2, (LIBOR USD 3 Month
+ 1.45%), 1.69%, 07/15/29
(a)(b)
......... 1,000 992,639
Benefit Street Partners CLO III Ltd., Series
2013-IIIA, Class A2R2, (LIBOR USD 3
Month + 1.65%), 1.90%, 07/20/29
(a)(b)
.... 400 398,083
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (LIBOR USD 3 Month
+ 1.09%), 1.34%, 04/20/31
(a)(b)
......... 960 953,737
Benefit Street Partners CLO XII Ltd., Series
2017-12A, Class B, (LIBOR USD 3 Month +
2.00%), 2.24%, 10/15/30
(a)(b)
.......... 310 305,439
BHG Securitization Trust, Series 2022-A, Class
C, 3.08%, 02/20/35
(b)
............... 1,200 1,138,671
Birch Grove CLO 2 Ltd., Series 2021-2A, Class
A1, (LIBOR USD 3 Month + 1.26%), 1.51%,
10/19/34
(a)(b)
..................... 250 247,345
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class CR, (LIBOR USD 3 Month
+ 2.20%), 3.03%, 06/15/31 ......... 250 247,348
Series 19A, Class DR, (LIBOR USD 3 Month
+ 3.35%), 4.18%, 06/15/31 ......... 250 249,321
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (LIBOR USD 3
Month + 1.18%), 1.44%, 10/22/30 .... 1,735 1,730,975
Series 2015-3A, Class A1R, (LIBOR USD 3
Month + 1.00%), 1.25%, 04/20/31 .... 250 247,814
Series 2016-2A, Class BR2, (LIBOR USD 3
Month + 2.25%), 2.73%, 08/20/32 .... 300 296,166
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.74%, 07/15/31
(a)(b)
................ 870 861,139

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BlueMountain CLO XXIII Ltd., Series 2018-23A,
Class B, (LIBOR USD 3 Month + 1.70%),
1.95%, 10/20/31
(a)(b)
................ USD 250 $ 247,739
BlueMountain CLO XXIX Ltd., Series 2020-29A,
Class BR, (LIBOR USD 3 Month + 1.75%),
2.01%, 07/25/34
(a)(b)
................ 250 247,440
BlueMountain CLO XXVIII Ltd., Series 2021-
28A, Class A, (LIBOR USD 3 Month +
1.26%), 1.50%, 04/15/34
(a)(b)
.......... 130 128,762
BlueMountain Euro CLO DAC, Series 2021-2A,
Class B1, (EURIBOR 3 Month + 1.75%),
1.75%, 10/15/35
(a)(b)
................ EUR 660 722,267
BlueMountain Fuji Eur CLO V DAC, Series
5X, Class C, (EURIBOR 3 Month + 2.45%),
2.45%, 01/15/33
(a)(d)
................ 340 364,852
Bridge Street CLO II Ltd., Series 2021-1A,
Class A1A, (LIBOR USD 3 Month + 1.23%),
1.48%, 07/20/34
(a)(b)
................ USD 250 246,862
BSPRT Issuer Ltd., Series 2022-FL8, Class A,
(SOFR30A + 1.50%), 1.55%, 02/15/37
(a)(b)
. 9,260 9,197,348
Buttermilk Park CLO Ltd., Series 2018-1A,
Class A1, (LIBOR USD 3 Month + 1.10%),
1.34%, 10/15/31
(a)(b)
................ 250 248,100
Canyon Capital CLO Ltd., Series 2019-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.34%, 04/15/32
(a)(b)
................ 610 606,035
Canyon CLO Ltd., Series 2020-3A, Class B,
(LIBOR USD 3 Month + 1.70%), 1.94%,
01/15/34
(a)(b)
..................... 350 346,182
Carlyle C17 CLO Ltd., Series C17A, Class
A1AR, (LIBOR USD 3 Month + 1.03%),
1.33%, 04/30/31
(a)(b)
................ 1,860 1,849,914
Carlyle Euro CLO DAC, Series 2021-2A, Class
C, (EURIBOR 3 Month + 3.30%), 3.30%,
10/15/35
(a)(b)
..................... EUR 530 564,462
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 1.21%, 04/17/31 .... USD 798 787,605
Series 2014-3RA, Class A1A, (LIBOR USD 3
Month + 1.05%), 1.32%, 07/27/31 .... 3,333 3,315,764
Carlyle US CLO Ltd.
(a)(b)
Series 2016-4A, Class A2R, (LIBOR USD 3
Month + 1.45%), 1.70%, 10/20/27 .... 250 247,514
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.50%), 1.75%, 04/20/31 .... 250 246,778
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.07%), 2.32%, 01/20/31 .... 250 247,914
Series 2021-6A, Class A1, (LIBOR USD 3
Month + 1.16%), 1.40%, 07/15/34 .... 800 791,406
Series 2021-10A, Class A, (LIBOR USD 3
Month + 1.15%), 1.27%, 10/20/34 .... 830 821,016
CarVal CLO II Ltd., Series 2019-1A, Class DR,
(LIBOR USD 3 Month + 3.20%), 3.45%,
04/20/32
(a)(b)
..................... 1,130 1,120,592
CBAM Ltd., Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.50%, 07/20/30
(a)(b)
1,600 1,594,752
Cedar Funding II CLO Ltd.
(a)(b)
Series 2013-1A, Class ARR, (LIBOR USD 3
Month + 1.08%), 1.33%, 04/20/34 .... 710 698,720
Series 2013-1A, Class BRR, (LIBOR USD 3
Month + 1.35%), 1.60%, 04/20/34 .... 680 665,055
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class ARR, (LIBOR USD 3 Month + 1.05%),
1.30%, 04/20/34
(a)(b)
................ 3,930 3,886,770
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (LIBOR USD 3 Month + 1.35%),
1.86%, 05/29/32
(a)(b)
................ USD 280 $ 276,242
CIFC Funding 2019-V Ltd., Series 2019-5A,
Class A1R1, (LIBOR USD 3 Month +
1.14%), 1.38%, 01/15/35
(a)(b)
.......... 250 247,012
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class A, (LIBOR USD 3 Month + 1.05%),
1.29%, 07/15/33
(a)(b)
................ 1,450 1,435,244
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class BRR, (LIBOR USD 3
Month + 1.60%), 1.87%, 04/27/31 .... 250 247,694
Series 2014-2RA, Class B1, (LIBOR USD 3
Month + 2.80%), 3.06%, 04/24/30 .... 250 246,076
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.00%), 2.24%, 04/15/30 .... 633 631,335
Series 2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 1.40%, 04/19/29 .... 330 324,225
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 1.01%), 1.27%, 04/23/29 .... 1,149 1,143,735
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.96%, 04/23/29 .... 340 338,644
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.00%), 1.24%, 04/18/31 .... 2,380 2,360,960
Series 2020-1A, Class A1R, (LIBOR USD 3
Month + 1.15%), 1.39%, 07/15/36 .... 300 296,933
Series 2020-1A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.89%, 07/15/36 .... 740 731,322
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.34%, 07/15/36 .... 380 372,133
Series 2020-3A, Class A1R, (LIBOR USD 3
Month + 1.13%), 1.38%, 10/20/34 .... 1,350 1,333,926
Series 2021-5A, Class A, (LIBOR USD 3
Month + 1.14%), 1.38%, 07/15/34 .... 330 326,438
Clontarf Park CLO DAC, Series 1X, Class
CE, (EURIBOR 3 Month + 3.05%), 3.05%,
08/05/30
(a)(d)
..................... EUR 390 422,935
Cloud Pass-Through Trust, Series 2019-1A,
Class CLOU, 3.55%, 12/05/22
(a)(b)
....... USD 10 10,109
College Ave Student Loans LLC, Series 2021-
C, Class D, 4.11%, 07/26/55
(b)
......... 100 94,559
College Avenue Student Loans LLC
(b)
Series 2021-B, Class C, 2.72%, 06/25/52 . 250 232,567
Series 2021-B, Class D, 3.78%, 06/25/52 . 100 92,963
Contego CLO VIII DAC, Series 8A, Class
DR, (EURIBOR 3 Month + 3.20%), 3.20%,
01/25/34
(a)(b)
..................... EUR 250 266,061
Crown Point CLO 10 Ltd., Series 2021-10A,
Class A, (LIBOR USD 3 Month + 1.17%),
1.42%, 07/20/34
(a)(b)
................ USD 2,100 2,078,738
CVC Cordatus Loan Fund IV DAC, Series 4X,
Class BR1, (EURIBOR 3 Month + 1.30%),
1.30%, 02/22/34
(a)(d)
................ EUR 260 276,574
CVC Cordatus Loan Fund VI DAC, Series 6X,
Class CR, (EURIBOR 3 Month + 1.60%),
1.60%, 04/15/32
(a)(d)
................ 250 272,292
Dartry Park CLO DAC, Series 1A, Class CRR,
(EURIBOR 3 Month + 3.35%), 3.35%,
01/28/34
(a)(b)
..................... 250 267,667
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.43%,
10/20/30
(a)(b)
..................... USD 1,500 1,495,697
Diameter Capital CLO 1 Ltd., Series 2021-1A,
Class A1A, (LIBOR USD 3 Month + 1.24%),
1.48%, 07/15/36
(a)(b)
................ 500 494,341

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1A, (3 Month CME Term SOFR +
1.39%), 1.69%, 04/15/37
(a)(b)
.......... USD 250 $ 250,302
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (LIBOR USD 3 Month + 1.04%),
1.29%, 04/20/34
(a)(b)
................ 1,180 1,166,838
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (LIBOR USD 3 Month + 1.70%),
1.94%, 10/15/30
(a)(b)
................ 630 624,791
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class B, (LIBOR USD 3 Month + 1.65%),
1.89%, 07/15/30
(a)(b)
................ 250 248,084
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 1.36%,
01/15/31
(a)(b)
..................... 4,900 4,873,244
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (LIBOR USD 3 Month + 1.60%), 1.84%,
07/18/30
(a)(b)
..................... 250 247,548
Dryden 76 CLO Ltd., Series 2019-76A, Class
A1R, (LIBOR USD 3 Month + 1.15%),
1.40%, 10/20/34
(a)(b)
................ 250 247,349
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (LIBOR USD 3 Month + 1.12%), 1.60%,
05/20/34
(a)(b)
..................... 810 801,900
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (LIBOR USD 3 Month + 1.10%), 1.58%,
05/20/34
(a)(b)
..................... 520 512,311
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (LIBOR USD 3 Month +
0.90%), 1.14%, 04/15/29
(a)(b)
.......... 316 314,219
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.71%, 08/15/30
(a)(b)
.......... 1,660 1,652,275
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class AR, (LIBOR USD 3
Month + 1.15%), 1.40%, 04/20/34 .... 1,000 989,494
Series 2019-2A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.90%, 04/20/34 .... 250 247,199
Elmwood CLO V Ltd, Series 2020-2A, Class
BR, (LIBOR USD 3 Month + 1.65%), 1.90%,
10/20/34
(a)(b)
..................... 620 612,356
Elmwood CLO V Ltd., Series 2020-2A, Class
CR, (LIBOR USD 3 Month + 2.00%), 2.25%,
10/20/34
(a)(b)
..................... 541 536,672
Elmwood CLO X Ltd.
(a)(b)
Series 2021-3A, Class A, (LIBOR USD 3
Month + 1.04%), 1.29%, 10/20/34 .... 1,620 1,607,040
Series 2021-3A, Class C, (LIBOR USD 3
Month + 1.95%), 2.20%, 10/20/34 .... 250 246,940
Elmwood CLO XII Ltd., Series 2021-5A, Class
A, (LIBOR USD 3 Month + 1.15%), 1.27%,
01/20/35
(a)(b)
..................... 250 247,296
Euro-Galaxy VII CLO DAC, Series 2019-7A,
Class CR, (EURIBOR 3 Month + 2.40%),
2.40%, 07/25/35
(a)(b)
................ EUR 260 279,200
Fidelity Grand Harbour CLO DAC, Series 2021-
1A, Class D, (EURIBOR 3 Month + 3.60%),
3.60%, 10/15/34
(a)(b)
................ 250 272,563
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (LIBOR USD 3 Month + 1.11%), 1.36%,
07/19/34
(a)(b)
..................... USD 3,150 3,104,571
FS RIALTO
(a)(b)
Series 2021-FL2, Class A, (LIBOR USD 1
Month + 1.22%), 1.65%, 05/16/38 .... 1,830 1,803,706
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-FL3, Class A, (LIBOR USD 1
Month + 1.25%), 1.68%, 11/16/36 .... USD 3,097 $ 3,047,061
Series 2022-FL4, Class A, (SOFR30A +
1.90%), 2.20%, 01/19/39 .......... 3,787 3,787,000
Galaxy XV CLO Ltd., Series 2013-15A, Class
ARR, (LIBOR USD 3 Month + 0.97%),
1.21%, 10/15/30
(a)(b)
................ 400 396,506
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
A1, (LIBOR USD 3 Month + 1.10%), 1.34%,
07/15/31
(a)(b)
..................... 280 278,055
Galaxy XXII CLO Ltd., Series 2016-22A, Class
ARR, (LIBOR USD 3 Month + 1.20%),
1.44%, 04/16/34
(a)(b)
................ 910 903,571
Generate CLO 3 Ltd., Series 2016-1A, Class
AR, (LIBOR USD 3 Month + 1.25%), 1.50%,
10/20/29
(a)(b)
..................... 515 513,643
Generate CLO 4 Ltd., Series 2016-2A, Class
A1R, (LIBOR USD 3 Month + 1.09%),
1.34%, 04/20/32
(a)(b)
................ 1,050 1,044,730
Generate CLO 6 Ltd.
(a)(b)
Series 6A, Class CR, (LIBOR USD 3 Month
+ 2.45%), 2.71%, 01/22/35 ......... 250 249,127
Series 6A, Class DR, (LIBOR USD 3 Month
+ 3.50%), 3.75%, 01/22/35 ......... 250 247,960
Gilbert Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.19%,
10/15/30
(a)(b)
..................... 640 632,323
GoldenTree Loan Management CLO 3 Ltd.,
Series 2018-3A, Class B1, (LIBOR USD 3
Month + 1.55%), 1.80%, 04/20/30
(a)(b)
.... 250 247,950
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (LIBOR USD 3
Month + 1.13%), 1.38%, 10/20/34
(a)(b)
.... 1,050 1,037,533
GoldenTree Loan Opportunities IX Ltd.
(a)(b)
Series 2014-9A, Class AR2, (LIBOR USD 3
Month + 1.11%), 1.41%, 10/29/29 .... 409 407,353
Series 2014-9A, Class BR2, (LIBOR USD 3
Month + 1.60%), 1.90%, 10/29/29 .... 500 496,630
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class DR, (LIBOR USD 3 Month
+ 3.05%), 3.30%, 07/20/31
(a)(b)
......... 250 246,111
Golub Capital BDC 3 CLO 1 LLC, Series
2021-1A, Class C1, (LIBOR USD 3 Month +
2.80%), 3.04%, 04/15/33
(a)(b)
.......... 250 248,291
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class A, (LIBOR USD 3 Month +
1.20%), 1.45%, 07/20/34
(a)(b)
.......... 250 247,522
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (LIBOR USD 3 Month +
1.18%), 1.42%, 01/25/35
(a)(b)
.......... 310 306,581
Great Lakes CLO Ltd., Series 2019-1A, Class
AR, (LIBOR USD 3 Month + 1.56%), 1.80%,
07/15/31
(a)(b)
..................... 970 969,783
Great Lakes CLO V Ltd., Series 2021-5A, Class
A, (LIBOR USD 3 Month + 1.70%), 1.94%,
04/15/33
(a)(b)
..................... 540 540,913
Grippen Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.26%), 1.51%, 01/20/30 .... 251 250,257
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.30%), 3.55%, 01/20/30 .... 250 248,088
GSAA Home Equity Trust, Series 2006-5, Class
2A1, (LIBOR USD 1 Month + 0.14%), 0.60%,
03/25/36
(a)
...................... 472 196,885

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Gulf Stream Meridian 1 Ltd., Series 2020-IA,
Class A1, (LIBOR USD 3 Month + 1.37%),
1.61%, 04/15/33
(a)(b)
................ USD 1,180 $ 1,175,947
Gulf Stream Meridian 3 Ltd., Series 2021-IIIA,
Class A1, (LIBOR USD 3 Month + 1.32%),
1.56%, 04/15/34
(a)(b)
................ 250 248,328
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (LIBOR USD 3 Month + 1.20%),
1.44%, 07/15/34
(a)(b)
................ 2,580 2,554,927
Gulf Stream Meridian 5 Ltd., Series 2021-5A,
Class A2, (LIBOR USD 3 Month + 1.80%),
2.04%, 07/15/34
(a)(b)
................ 280 278,286
Gulf Stream Meridian 7 Ltd., Series 2022-7A,
Class A1, (3 Month CME Term SOFR +
1.36%), 1.66%, 07/15/35
(a)(b)(e)
......... 360 358,272
Harvest CLO XXIII DAC, Series 23A, Class
CE, (EURIBOR 3 Month + 2.05%), 2.05%,
10/20/32
(a)(b)
..................... EUR 310 335,098
Henley CLO IV DAC
(a)
Series 4A, Class C, (EURIBOR 3 Month +
2.10%), 2.10%, 04/25/34
(b)
......... 250 269,669
Series 4X, Class B1, (EURIBOR 3 Month +
1.35%), 1.35%, 04/25/34
(d)
......... 130 138,938
Highbridge Loan Management, Series 3A-2014,
Class A1R, (LIBOR USD 3 Month + 1.18%),
1.42%, 07/18/29
(a)(b)
................ USD 680 678,482
Highbridge Loan Management Ltd., Series
12A-18, Class A1B, (LIBOR USD 3 Month +
1.25%), 1.49%, 07/18/31
(a)(b)
.......... 250 247,627
HPS Loan Management 10-2016 Ltd., Series
10A-16, Class A1RR, (LIBOR USD 3 Month
+ 1.14%), 1.39%, 04/20/34
(a)(b)
......... 1,540 1,527,680
HPS Loan Management Ltd., Series 6A-2015,
Class A1R, (LIBOR USD 3 Month + 1.00%),
1.32%, 02/05/31
(a)(b)
................ 3,009 2,987,468
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 1.39%,
10/19/28
(a)(b)
..................... 692 690,123
Invitation Homes Trust, Series 2018-SFR3,
Class A, (LIBOR USD 1 Month + 1.00%),
1.44%, 07/17/37
(a)(b)
................ 155 155,269
Jamestown CLO XII Ltd., Series 2019-1A,
Class A2, (LIBOR USD 3 Month + 2.15%),
2.40%, 04/20/32
(a)(b)
................ 360 357,918
Kayne CLO II Ltd., Series 2018-2A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.32%,
10/15/31
(a)(b)
..................... 710 704,129
KKR CLO 10 Ltd., Series 10, Class BR, (LIBOR
USD 3 Month + 1.70%), 2.53%, 09/15/29
(a)(b)
250 249,444
KREF Ltd., Series 2022-FL3, Class A,
(TSFR1M + 1.45%), 1.78%, 02/17/39
(a)(b)
.. 10,000 9,933,689
LCM 29 Ltd., Series 29A, Class AR, (LIBOR
USD 3 Month + 1.07%), 1.31%, 04/15/31
(a)(b)
250 247,584
LCM XIV LP, Series 14A, Class AR, (LIBOR
USD 3 Month + 1.04%), 1.29%, 07/20/31
(a)(b)
250 248,692
LCM XX LP, Series 20A, Class BR, (LIBOR
USD 3 Month + 1.55%), 1.80%, 10/20/27
(a)(b)
250 249,159
LCM XXI LP, Series 21A, Class AR, (LIBOR
USD 3 Month + 0.88%), 1.13%, 04/20/28
(a)(b)
312 310,465
Lendmark Funding Trust
(b)
Series 2021-1A, Class B, 2.47%, 11/20/31 . 380 346,939
Series 2021-1A, Class C, 3.41%, 11/20/31 . 290 265,883
Series 2021-2A, Class C, 3.09%, 04/20/32 . 380 344,122
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
LoanCore Issuer Ltd.
(a)(b)
Series 2018-CRE1, Class A, (LIBOR USD 1
Month + 1.13%), 1.53%, 05/15/28 .... USD 116 $ 115,408
Series 2021-CRE6, Class A, (LIBOR USD 1
Month + 1.30%), 1.70%, 11/15/38 .... 680 675,345
Series 2022-CRE7, Class A, (SOFR30A +
1.55%), 1.60%, 01/17/37 .......... 3,573 3,548,662
Logan CLO I Ltd., Series 2021-1A, Class A,
(LIBOR USD 3 Month + 1.16%), 1.41%,
07/20/34
(a)(b)
..................... 1,010 999,015
Long Point Park CLO Ltd., Series 2017-1A,
Class A2, (LIBOR USD 3 Month + 1.38%),
1.62%, 01/17/30
(a)(b)
................ 250 246,499
Longfellow Place CLO Ltd., Series 2013-1A,
Class BR3, (LIBOR USD 3 Month + 1.75%),
1.99%, 04/15/29
(a)(b)
................ 250 249,723
Madison Park Euro Funding XIV DAC, Series
14A, Class DR, (EURIBOR 3 Month +
3.60%), 3.60%, 07/15/32
(a)(b)
.......... EUR 250 267,808
Madison Park Funding XI Ltd., Series 2013-
11A, Class AR2, (LIBOR USD 3 Month +
0.90%), 1.16%, 07/23/29
(a)(b)
.......... USD 2,192 2,175,863
Madison Park Funding XIII Ltd.
(a)(b)
Series 2014-13A, Class AR2, (LIBOR USD 3
Month + 0.95%), 1.20%, 04/19/30 .... 1,068 1,061,533
Series 2014-13A, Class BR2, (LIBOR USD 3
Month + 1.50%), 1.75%, 04/19/30 .... 960 952,742
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A1R2, (LIBOR USD 3 Month +
0.92%), 1.18%, 01/22/28
(a)(b)
.......... 1,149 1,140,766
Madison Park Funding XLV Ltd., Series 2020-
45A, Class AR, (LIBOR USD 3 Month +
1.12%), 1.36%, 07/15/34
(a)(b)
.......... 1,050 1,040,550
Madison Park Funding XXIII Ltd.
(a)(b)
Series 2017-23A, Class BR, (LIBOR USD 3
Month + 1.55%), 1.82%, 07/27/31 .... 250 248,180
Series 2017-23A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.27%, 07/27/31 .... 250 248,815
Madison Park Funding XXIV Ltd., Series 2016-
24A, Class BR, (LIBOR USD 3 Month +
1.75%), 2.00%, 10/20/29
(a)(b)
.......... 250 249,275
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (LIBOR USD 3 Month +
1.65%), 1.91%, 04/25/29
(a)(b)
.......... 320 318,040
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.50%, 07/29/30
(a)(b)
.......... 1,665 1,666,798
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (LIBOR USD 3 Month +
1.03%), 1.28%, 04/20/30
(a)(b)
.......... 250 248,066
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class AR, (3 Month CME
Term SOFR + 1.29%), 1.45%, 10/15/32 . 290 287,788
Series 2019-33A, Class BR, (3 Month CME
Term SOFR + 1.80%), 1.96%, 10/15/32 . 280 278,357
Madison Park Funding XXXV Ltd., Series 2019-
35A, Class A1R, (LIBOR USD 3 Month +
0.99%), 1.24%, 04/20/32
(a)(b)
.......... 730 719,231
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (LIBOR USD 3 Month
+ 1.07%), 1.31%, 07/15/33
(a)(b)
......... 410 405,672
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (LIBOR USD 3 Month +
1.12%), 1.36%, 07/17/34
(a)(b)
.......... 1,130 1,114,007

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Man GLG Euro CLO, Series 6A, Class DR,
(EURIBOR 3 Month + 3.50%), 3.50%,
10/15/32
(a)(b)
..................... EUR 320 $ 344,335
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month + 1.18%),
1.42%, 12/18/30
(a)(b)
................ USD 430 428,672
Mariner CLO LLC
(a)(b)
Series 2016-3A, Class AR2, (LIBOR USD 3
Month + 0.99%), 1.25%, 07/23/29 .... 351 348,963
Series 2016-3A, Class CR2, (LIBOR USD 3
Month + 2.05%), 2.31%, 07/23/29 .... 1,125 1,108,217
Mariner Finance Issuance Trust
(b)
Series 2020-AA, Class B, 3.21%, 08/21/34 260 245,547
Series 2020-AA, Class C, 4.10%, 08/21/34 330 310,207
Series 2021-BA, Class D, 3.42%, 11/20/36 220 201,269
MidOcean Credit CLO III, Series 2014-3A,
Class A3A2, (LIBOR USD 3 Month + 0.97%),
1.23%, 04/21/31
(a)(b)
................ 472 468,054
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 1.50%,
10/20/30
(a)(b)
..................... 830 826,587
MP CLO VIII Ltd.
(a)(b)
Series 2015-2A, Class ARR, (LIBOR USD 3
Month + 1.20%), 1.48%, 04/28/34 .... 1,420 1,406,435
Series 2015-2A, Class BRR, (LIBOR USD 3
Month + 1.80%), 2.08%, 04/28/34 .... 1,500 1,484,308
Navient Private Education Refi Loan Trust
(b)
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.90%), 1.30%, 11/15/68
(a)
... 451 448,097
Series 2021-DA, Class B, 2.61%, 04/15/60 370 358,021
Series 2021-DA, Class C, 3.48%, 04/15/60 950 888,869
Series 2021-DA, Class D, 4.00%, 04/15/60 300 279,537
Neuberger Berman CLO XVI-S Ltd., Series
2017-16SA, Class AR, (LIBOR USD 3 Month
+ 1.04%), 1.28%, 04/15/34
(a)(b)
......... 570 563,562
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class BRR, (LIBOR USD 3 Month +
1.65%), 1.89%, 07/15/34
(a)(b)
.......... 250 246,870
Neuberger Berman CLO XXII Ltd., Series
2016-22A, Class BR, (LIBOR USD 3 Month
+ 1.65%), 1.89%, 10/17/30
(a)(b)
......... 400 396,672
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class AR, (LIBOR USD 3
Month + 0.92%), 1.16%, 10/18/30 .... 1,430 1,416,426
Series 2017-26A, Class BR, (LIBOR USD 3
Month + 1.40%), 1.64%, 10/18/30 .... 250 246,922
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class BR, (3 Month CME
Term SOFR + 1.75%), 1.99%, 01/20/35
(a)(b)(e)
250 250,000
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class BR, (LIBOR USD 3
Month + 1.45%), 1.70%, 07/20/31
(a)(b)
.... 250 247,036
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (LIBOR USD 3
Month + 1.10%), 1.34%, 07/16/35
(a)(b)
.... 880 870,760
OAK Hill European Credit Partners V DAC,
Series 2016-5A, Class BR, (EURIBOR 3
Month + 1.90%), 1.90%, 01/21/35
(a)(b)
.... EUR 250 272,638
Oaktree CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 0.87%), 1.12%,
10/20/27
(a)(b)
..................... USD 87 86,689
OCP CLO Ltd.
(a)(b)
Series 2013-4A, Class BRR, (LIBOR USD 3
Month + 1.90%), 2.16%, 04/24/29 .... 945 939,457
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-5A, Class A1R, (LIBOR USD 3
Month + 1.08%), 1.35%, 04/26/31 .... USD 140 $ 139,043
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.95%), 2.43%, 11/20/30 .... 250 246,489
Series 2019-16A, Class AR, (LIBOR USD 3
Month + 1.00%), 1.23%, 04/10/33 .... 280 277,480
Series 2020-18A, Class AR, (LIBOR USD 3
Month + 1.09%), 1.34%, 07/20/32 .... 320 316,811
Series 2020-19A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.95%, 10/20/34 .... 250 246,375
Series 2021-22A, Class A, (LIBOR USD 3
Month + 1.18%), 1.30%, 12/02/34 .... 390 385,680
OCP Euro CLO DAC
(a)
Series 2017-2X, Class B, (EURIBOR 3
Month + 1.35%), 1.35%, 01/15/32
(d)
... EUR 170 185,247
Series 2020-4A, Class B1R, (EURIBOR 3
Month + 1.70%), 1.70%, 09/22/34
(b)(e)
.. 690 756,427
Octagon 54 Ltd., Series 2021-1A, Class D,
(LIBOR USD 3 Month + 3.05%), 3.29%,
07/15/34
(a)(b)
..................... USD 250 247,291
Octagon Investment Partners 18-R Ltd., Series
2018-18A, Class A1A, (LIBOR USD 3 Month
+ 0.96%), 1.20%, 04/16/31
(a)(b)
......... 1,780 1,760,772
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (LIBOR USD 3 Month +
1.19%), 1.44%, 01/20/31
(a)(b)
.......... 250 248,739
Octagon Investment Partners 46 Ltd., Series
2020-2A, Class BR, (LIBOR USD 3 Month +
1.65%), 1.89%, 07/15/36
(a)(b)
.......... 710 700,970
Octagon Investment Partners 51 Ltd., Series
2021-1A, Class A, (LIBOR USD 3 Month +
1.15%), 1.40%, 07/20/34
(a)(b)
.......... 2,660 2,632,129
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (LIBOR USD 3 Month
+ 1.35%), 1.60%, 07/19/30
(a)(b)
......... 320 318,585
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 1.26%, 07/17/30
(a)(b)
......... 2,755 2,731,902
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (LIBOR USD 3 Month
+ 1.00%), 1.26%, 01/25/31
(a)(b)
......... 2,640 2,619,854
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class AR, (LIBOR USD 3 Month + 1.15%),
1.41%, 04/21/34
(a)(b)
................ 3,220 3,194,108
OHA Credit Funding 3 Ltd.
(a)(b)
Series 2019-3A, Class AR, (LIBOR USD 3
Month + 1.14%), 1.39%, 07/02/35 .... 1,450 1,436,950
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.90%, 07/02/35 .... 668 660,353
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR, (LIBOR USD 3 Month + 1.15%),
1.41%, 10/22/36
(a)(b)
................ 250 246,873
OHA Loan Funding Ltd.
(a)(b)
Series 2013-2A, Class AR, (LIBOR USD 3
Month + 1.04%), 1.50%, 05/23/31 .... 4,495 4,459,183
Series 2015-1A, Class AR3, (LIBOR USD 3
Month + 1.15%), 1.36%, 01/19/37 .... 1,170 1,156,811
OneMain Financial Issuance Trust
(b)
Series 2019-2A, Class A, 3.14%, 10/14/36 . 3,140 3,068,553
Series 2020-1A, Class A, 3.84%, 05/14/32 . 2,800 2,821,654
Series 2020-2A, Class C, 2.76%, 09/14/35 . 550 515,925
Series 2020-2A, Class D, 3.45%, 09/14/35 . 1,410 1,336,863
Series 2021-1A, Class C, 2.22%, 06/16/36 . 100 90,794
Series 2021-1A, Class D, 2.47%, 06/16/36 . 210 185,674

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Owl Rock CLO VI Ltd., Series 2021-6A, Class
A, (LIBOR USD 3 Month + 1.45%), 1.57%,
06/21/32
(a)(b)
..................... USD 250 $ 247,425
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.51%, 10/22/30
(a)(b)
................ 9,022 8,969,741
OZLM VI Ltd., Series 2014-6A, Class A2AS,
(LIBOR USD 3 Month + 1.75%), 1.99%,
04/17/31
(a)(b)
..................... 500 495,882
OZLM VIII Ltd., Series 2014-8A, Class BR3,
(LIBOR USD 3 Month + 2.10%), 2.34%,
10/17/29
(a)(b)(e)
.................... 340 338,300
OZLM XXII Ltd., Series 2018-22A, Class A1,
(LIBOR USD 3 Month + 1.07%), 1.31%,
01/17/31
(a)(b)
..................... 250 247,974
OZLM XXIV Ltd., Series 2019-24A, Class
A2AR, (LIBOR USD 3 Month + 1.70%),
1.95%, 07/20/32
(a)(b)
................ 250 246,931
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (LIBOR USD 3
Month + 1.00%), 1.25%, 10/17/31 .... 650 643,767
Series 2015-1A, Class A1A4, (LIBOR USD 3
Month + 1.13%), 1.61%, 05/21/34 .... 5,525 5,463,952
Series 2015-1A, Class A2R4, (LIBOR USD 3
Month + 1.70%), 2.18%, 05/21/34 .... 250 247,530
Series 2015-2A, Class A2R2, (LIBOR USD 3
Month + 1.55%), 1.80%, 07/20/30 .... 500 495,694
Series 2018-1A, Class A1, (LIBOR USD 3
Month + 1.03%), 1.27%, 04/18/31 .... 850 845,716
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 1.34%, 07/16/31 .... 1,070 1,062,640
Series 2020-3A, Class A1AR, (LIBOR USD 3
Month + 1.08%), 1.59%, 11/15/31 .... 250 247,868
Series 2021-3A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.38%, 01/15/35 .... 250 247,218
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2019-2A, Class C, (LIBOR USD 3
Month + 3.25%), 3.50%, 04/20/27 .... 250 249,997
Series 2019-3A, Class A2, (LIBOR USD 3
Month + 1.60%), 2.08%, 08/20/27 .... 440 439,162
Series 2019-3A, Class B, (LIBOR USD 3
Month + 2.10%), 2.58%, 08/20/27 .... 350 349,794
Series 2019-4A, Class B, (LIBOR USD 3
Month + 2.10%), 2.36%, 10/24/27 .... 290 289,814
Series 2020-1A, Class A2, (LIBOR USD 3
Month + 1.35%), 1.83%, 02/20/28 .... 990 984,508
Series 2020-2A, Class A2, (LIBOR USD 3
Month + 1.55%), 1.80%, 04/20/28 .... 1,270 1,265,977
Series 2020-4A, Class A2, (LIBOR USD 3
Month + 1.60%), 2.10%, 11/25/28 .... 560 558,494
Series 2021-2A, Class A2, (LIBOR USD 3
Month + 1.25%), 1.73%, 05/20/29 .... 260 256,623
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2017-1A, Class A1R, (LIBOR USD 3
Month + 1.24%), 1.63%, 02/14/34 .... 1,390 1,375,489
Series 2017-1A, Class A2R, (LIBOR USD 3
Month + 1.55%), 1.94%, 02/14/34 .... 970 952,849
Penta CLO
(a)(b)
Series 2022-11A, Class B, (EURIBOR 3
Month + 2.45%), 0.00%, 11/15/34 .... EUR 530 586,312
Series 2022-11A, Class D, (EURIBOR 3
Month + 4.80%), 0.00%, 11/15/34 .... 390 431,438
Pikes Peak CLO 1, Series 2018-1A, Class A,
(LIBOR USD 3 Month + 1.18%), 1.44%,
07/24/31
(a)(b)
..................... USD 275 274,199
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Pikes Peak CLO 8, Series 2021-8A, Class A,
(LIBOR USD 3 Month + 1.17%), 1.42%,
07/20/34
(a)(b)
..................... USD 1,570 $ 1,554,001
Post CLO Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.95%), 3.19%,
04/16/31
(a)(b)
..................... 500 494,809
Prodigy Finance DAC
(a)(b)
Series 2021-1A, Class A, (LIBOR USD 1
Month + 1.25%), 1.71%, 07/25/51 .... 1,367 1,364,342
Series 2021-1A, Class B, (LIBOR USD 1
Month + 2.50%), 2.96%, 07/25/51 .... 280 279,947
Series 2021-1A, Class C, (LIBOR USD 1
Month + 3.75%), 4.21%, 07/25/51 .... 250 250,341
Progress Residential Trust, Series 2020-SFR2,
Class D, 3.87%, 06/17/37
(b)
........... 400 391,942
Race Point IX CLO Ltd., Series 2015-9A, Class
A1A2, (LIBOR USD 3 Month + 0.94%),
1.18%, 10/15/30
(a)(b)
................ 1,026 1,016,722
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class A, (LIBOR USD 3
Month + 1.09%), 1.34%, 01/20/34 .... 250 247,011
Series 2021-15A, Class B, (LIBOR USD 3
Month + 1.65%), 1.90%, 01/20/34 .... 250 247,488
Rad CLO 5 Ltd., Series 2019-5A, Class AR,
(LIBOR USD 3 Month + 1.12%), 1.38%,
07/24/32
(a)(b)
..................... 800 792,799
Recette CLO Ltd., Series 2015-1A, Class BRR,
(LIBOR USD 3 Month + 1.40%), 1.65%,
04/20/34
(a)(b)
..................... 250 245,126
Regatta VI Funding Ltd., Series 2016-1A,
Class AR2, (LIBOR USD 3 Month + 1.16%),
1.41%, 04/20/34
(a)(b)
................ 1,040 1,032,200
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2, (LIBOR USD 3
Month + 1.15%), 2.08%, 06/20/34 .... 720 712,632
Series 2016-1A, Class BR2, (LIBOR USD 3
Month + 1.60%), 2.53%, 06/20/34 .... 250 246,746
Regatta VIII Funding Ltd., Series 2017-1A,
Class B, (LIBOR USD 3 Month + 1.70%),
1.94%, 10/17/30
(a)(b)
................ 250 248,750
Regatta XVI Funding Ltd., Series 2019-2A,
Class B, (LIBOR USD 3 Month + 2.05%),
2.29%, 01/15/33
(a)(b)
................ 250 248,315
Regatta XVIII Funding Ltd., Series 2021-1A,
Class B, (LIBOR USD 3 Month + 1.45%),
1.69%, 01/15/34
(a)(b)
................ 250 245,860
Regional Management Issuance Trust
(b)
Series 2020-1, Class C, 3.80%, 10/15/30 .. 269 260,262
Series 2021-2, Class B, 2.35%, 08/15/33 .. 130 118,361
Series 2021-2, Class C, 3.23%, 08/15/33 .. 323 296,066
Series 2022-1, Class A, 3.07%, 03/15/32 .. 794 772,025
Series 2022-1, Class B, 3.71%, 03/15/32 .. 151 146,467
Series 2022-1, Class C, 4.46%, 03/15/32 .. 100 96,979
Riserva CLO Ltd., Series 2016-3A, Class ARR,
(LIBOR USD 3 Month + 1.06%), 1.30%,
01/18/34
(a)(b)
..................... 1,220 1,201,066
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class AR2, (LIBOR USD 3
Month + 1.10%), 1.35%, 04/20/34 .... 2,417 2,381,411
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 1.90%, 04/20/34 ... 1,511 1,486,446
Series 2017-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.74%, 10/15/29 .... 1,945 1,927,528
Series 2017-2A, Class DR, (LIBOR USD 3
Month + 2.85%), 3.09%, 10/15/29 .... 1,039 1,020,851

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
22
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-3A, Class A, (LIBOR USD 3
Month + 1.19%), 1.44%, 10/20/30 .... USD 3,487 $ 3,474,759
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.10%), 1.58%, 05/20/31 .... 297 295,515
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 1.41%, 10/20/31 .... 250 248,954
Series 2019-2A, Class BR, (LIBOR USD 3
Month + 1.65%), 2.13%, 08/20/32 .... 250 247,357
Series 2021-1A, Class A1, (LIBOR USD 3
Month + 1.17%), 1.42%, 07/20/34 .... 1,730 1,712,155
Rockford Tower Europe CLO DAC
(a)(d)
Series 2018-1X, Class B, (EURIBOR 3
Month + 1.85%), 1.85%, 12/20/31 .... EUR 826 913,970
Series 2018-1X, Class C, (EURIBOR 3
Month + 2.47%), 2.47%, 12/20/31 .... 280 309,854
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.28%,
04/20/31
(a)(b)
..................... USD 960 952,284
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%), 1.33%,
01/15/30
(a)(b)
..................... 1,090 1,083,581
RR 5 Ltd., Series 2018-5A, Class A2, (LIBOR
USD 3 Month + 1.65%), 1.89%, 10/15/31
(a)(b)
250 249,181
RR LLC, Series 2017-1A, Class A1AB, (LIBOR
USD 3 Month + 1.15%), 1.39%, 07/15/35
(a)(b)
2,140 2,119,361
RRE 5 Loan Management DAC, Series 5A,
Class A2R, (EURIBOR 3 Month + 1.75%),
1.75%, 01/15/37
(a)(b)(e)
............... EUR 450 493,979
RRE 9 Loan Management DAC, Series 9A,
Class A2, (EURIBOR 3 Month + 1.70%),
1.70%, 10/15/36
(a)(b)
................ 650 707,199
Signal Peak CLO 1 Ltd., Series 2014-1A,
Class AR3, (LIBOR USD 3 Month + 1.16%),
1.40%, 04/17/34
(a)(b)
................ USD 5,180 5,126,228
Signal Peak CLO 2 LLC
(a)(b)
Series 2015-1A, Class AR2, (LIBOR USD 3
Month + 0.98%), 1.23%, 04/20/29 .... 214 212,841
Series 2015-1A, Class BR2, (LIBOR USD 3
Month + 1.50%), 1.75%, 04/20/29 .... 1,466 1,453,582
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A, (LIBOR USD 3 Month + 1.27%), 1.52%,
04/20/33
(a)(b)
..................... 640 635,027
Silver Creek CLO Ltd.
(a)(b)
Series 2014-1A, Class AR, (LIBOR USD 3
Month + 1.24%), 1.49%, 07/20/30 .... 460 458,472
Series 2014-1A, Class CR, (LIBOR USD 3
Month + 2.30%), 2.55%, 07/20/30 .... 500 496,758
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class A, (LIBOR USD 3 Month + 1.10%),
1.35%, 07/20/34
(a)(b)
................ 3,815 3,757,129
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (LIBOR USD 3 Month +
0.33%), 1.16%, 03/15/24
(a)
........... 276 274,821
SLM Private Education Loan Trust, Series
2010-C, Class A5, (LIBOR USD 1 Month +
4.75%), 5.15%, 10/15/41
(a)(b)
.......... 3,573 3,960,603
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 .. 990 958,265
Series 2020-B, Class B, 2.76%, 07/15/53 .. 510 473,631
Series 2020-PTA, Class A2A, 1.60%,
09/15/54 ..................... 3,785 3,621,761
Series 2020-PTA, Class B, 2.50%, 09/15/54 1,540 1,406,097
Series 2021-A, Class B, 2.31%, 01/15/53 .. 1,010 943,253
Series 2021-A, Class C, 2.99%, 01/15/53 . 2,870 2,676,072
Series 2021-A, Class D1, 3.86%, 01/15/53 . 1,340 1,280,805
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-A, Class D2, 3.86%, 01/15/53 . USD 730 $ 694,683
Series 2021-C, Class B, 2.30%, 01/15/53 . 190 177,369
Series 2021-C, Class C, 3.00%, 01/15/53 . 160 152,561
Series 2021-C, Class D, 3.93%, 01/15/53 . 100 94,443
Sound Point CLO XII Ltd., Series 2016-2A,
Class CR2, (LIBOR USD 3 Month + 2.05%),
2.30%, 10/20/28
(a)(b)
................ 900 896,212
Sound Point CLO XV Ltd., Series 2017-1A,
Class ARR, (LIBOR USD 3 Month + 0.90%),
1.16%, 01/23/29
(a)(b)
................ 291 289,287
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (LIBOR USD 3 Month + 1.17%), 1.41%,
07/15/34
(a)(b)
..................... 4,180 4,135,924
Sound Point CLO XXVI Ltd., Series 2020-1A,
Class DR, (LIBOR USD 3 Month + 3.35%),
3.60%, 07/20/34
(a)(b)
................ 320 319,996
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
1.54%, 01/25/32
(a)(b)
................ 460 458,850
St Paul's CLO VI DAC, Series 6A, Class DRRE,
(EURIBOR 3 Month + 3.30%), 3.30%,
05/20/34
(a)(b)
..................... EUR 500 533,635
St Paul's CLO XII DAC, Series 12X, Class
B1, (EURIBOR 3 Month + 1.60%), 1.60%,
04/15/33
(a)(d)
..................... 310 336,360
Steele Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.25%), 1.49%,
10/15/30
(a)(b)
..................... USD 1,070 1,065,902
Sutton Park CLO DAC, Series 1X, Class BE,
(EURIBOR 3 Month + 2.35%), 2.35%,
11/15/31
(a)(d)
..................... EUR 202 219,010
Symphony CLO XVI Ltd., Series 2015-16A,
Class AR, (LIBOR USD 3 Month + 1.15%),
1.39%, 10/15/31
(a)(b)
................ USD 250 248,704
Symphony CLO XVII Ltd., Series 2016-17A,
Class AR, (LIBOR USD 3 Month + 0.88%),
1.12%, 04/15/28
(a)(b)
................ 468 465,897
Symphony CLO XXIII Ltd., Series 2020-23A,
Class BR, (LIBOR USD 3 Month + 1.60%),
1.84%, 01/15/34
(a)(b)
................ 250 247,359
Symphony CLO XXVI Ltd., Series 2021-26A,
Class AR, (LIBOR USD 3 Month + 1.08%),
1.33%, 04/20/33
(a)(b)
................ 514 509,054
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
AR, (LIBOR USD 3 Month + 0.96%), 1.43%,
11/18/30
(a)(b)
..................... 890 881,809
TCW CLO AMR Ltd., Series 2019-1A, Class
ASNR, (LIBOR USD 3 Month + 1.22%),
1.68%, 08/16/34
(a)(b)
................ 250 246,868
TIAA CLO III Ltd., Series 2017-2A, Class A,
(LIBOR USD 3 Month + 1.15%), 1.39%,
01/16/31
(a)(b)
..................... 910 905,056
TICP CLO IX Ltd., Series 2017-9A, Class A,
(LIBOR USD 3 Month + 1.14%), 1.39%,
01/20/31
(a)(b)
..................... 670 666,243
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (LIBOR USD 3
Month + 1.12%), 1.36%, 01/15/34 .... 1,060 1,046,594
Series 2016-6A, Class BR2, (LIBOR USD 3
Month + 1.50%), 1.74%, 01/15/34 .... 1,360 1,339,567
Trestles CLO III Ltd.
(a)(b)
Series 2020-3A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.58%, 01/20/33 .... 1,830 1,821,937
Series 2020-3A, Class B1, (LIBOR USD 3
Month + 1.85%), 2.10%, 01/20/33 .... 530 526,763

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Trestles CLO IV Ltd., Series 2021-4A, Class
A, (LIBOR USD 3 Month + 1.17%), 1.43%,
07/21/34
(a)(b)
..................... USD 1,550 $ 1,532,950
Trestles CLO V Ltd., Series 2021-5A, Class
A1, (LIBOR USD 3 Month + 1.17%), 1.33%,
10/20/34
(a)(b)
..................... 1,380 1,363,440
Tricon American Homes, Series 2020-SFR1,
Class D, 2.55%, 07/17/38
(b)
........... 2,225 2,034,413
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (LIBOR USD 3 Month + 1.40%),
1.64%, 10/18/31
(a)(b)
................ 220 220,739
Trinitas CLO XIV Ltd.
(a)(b)
Series 2020-14A, Class B, (LIBOR USD 3
Month + 2.00%), 2.26%, 01/25/34 .... 730 723,307
Series 2020-14A, Class C, (LIBOR USD 3
Month + 3.00%), 3.26%, 01/25/34 .... 530 529,873
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (LIBOR USD 3 Month + 1.07%),
1.31%, 07/18/31
(a)(b)
................ 350 347,383
Venture XVIII CLO Ltd., Series 2014-18A, Class
AR, (LIBOR USD 3 Month + 1.22%), 1.46%,
10/15/29
(a)(b)
..................... 3,230 3,220,271
Voya CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R, (LIBOR USD 3
Month + 1.04%), 1.29%, 04/20/34 .... 465 459,719
Series 2017-4A, Class A1, (LIBOR USD 3
Month + 1.13%), 1.37%, 10/15/30 .... 1,680 1,672,355
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.06%), 1.30%, 04/15/31 .... 2,064 2,048,404
Voya Euro CLO II DAC
(a)(b)(e)
Series 2A, Class AR, (EURIBOR 3 Month +
0.96%), 0.96%, 07/15/35 .......... EUR 1,360 1,497,730
Series 2A, Class CR, (EURIBOR 3 Month +
2.15%), 2.15%, 07/15/35 .......... 250 270,685
Voya Euro CLO V DAC
(a)(b)
Series 5A, Class B1, (EURIBOR 3 Month +
1.75%), 1.75%, 04/15/35 .......... 440 478,712
Series 5A, Class D, (EURIBOR 3 Month +
3.10%), 3.10%, 04/15/35 .......... 250 265,922
Whitebox CLO I Ltd., Series 2019-1A, Class
CR, (LIBOR USD 3 Month + 3.05%), 3.31%,
07/24/32
(a)(b)
..................... USD 900 881,077
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class A1R, (LIBOR USD 3
Month + 1.22%), 1.48%, 10/24/34 .... 530 522,983
Series 2020-2A, Class BR, (LIBOR USD 3
Month + 1.75%), 2.01%, 10/24/34 .... 280 276,705
Series 2020-2A, Class DR, (LIBOR USD 3
Month + 3.35%), 3.61%, 10/24/34 .... 280 274,032
Whitebox CLO III Ltd., Series 2021-3A, Class
D, (LIBOR USD 3 Month + 3.35%), 3.47%,
10/15/34
(a)(b)
..................... 250 247,152
Wind River CLO Ltd., Series 2016-1A, Class
AR, (LIBOR USD 3 Month + 1.05%), 1.29%,
07/15/28
(a)(b)
..................... 330 330,282
Woodmont Trust, Series 2017-2A, Class A1R,
(LIBOR USD 3 Month + 1.67%), 1.92%,
04/20/33
(a)(b)
..................... 2,030 2,034,754
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.41%,
01/22/31
(a)(b)
..................... 1,250 1,245,040
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
York CLO-3 Ltd., Series 2016-1A, Class BR,
(LIBOR USD 3 Month + 1.75%), 2.00%,
10/20/29
(a)(b)
..................... USD 930 $ 925,522
Total Asset-Backed Securities — 10.1%
(Cost: $403,501,985) .............................. 397,584,588
Corporate Bonds
Aerospace & Defense — 1.4%
BAE Systems plc, 3.40%, 04/15/30
(b)
...... 2,647 2,608,266
Embraer Netherlands Finance BV, 5.40%,
02/01/27 ...................... 218 218,409
General Dynamics Corp., 3.63%, 04/01/30 .. 1,046 1,077,273
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28
(b)
................. 639 577,645
4.20%, 05/01/30 .................. 2,110 2,194,499
L3Harris Technologies, Inc.
4.40%, 06/15/28 .................. 6,690 6,957,214
1.80%, 01/15/31 .................. 6,312 5,484,337
Leidos , Inc.
4.38%, 05/15/30 .................. 3,778 3,820,144
2.30%, 02/15/31 .................. 3,171 2,748,781
Lockheed Martin Corp.
3.60%, 03/01/35 .................. 3,540 3,576,796
3.80%, 03/01/45 .................. 844 861,811
Northrop Grumman Corp.
3.25%, 01/15/28 .................. 5,213 5,213,237
4.03%, 10/15/47 .................. 1,192 1,254,195
5.25%, 05/01/50 .................. 512 638,025
Raytheon Technologies Corp.
3.15%, 12/15/24 .................. 920 924,025
7.20%, 08/15/27 .................. 630 749,853
7.00%, 11/01/28 .................. 2,010 2,409,676
4.13%, 11/16/28 .................. 2,680 2,801,411
2.15%, 05/18/30 .................. EUR 938 1,037,756
2.38%, 03/15/32 .................. USD 1,687 1,548,714
4.50%, 06/01/42 .................. 164 180,842
4.20%, 12/15/44 .................. 515 515,560
2.82%, 09/01/51 .................. 2,600 2,186,576
3.03%, 03/15/52 .................. 1,708 1,496,427
Textron, Inc.
3.90%, 09/17/29 .................. 2,448 2,491,207
2.45%, 03/15/31 .................. 799 723,383
54,296,062
Air Freight & Logistics — 0.0%
FedEx Corp., 2.40%, 05/15/31 .......... 336 306,701
Airlines — 0.5%
Air Canada Pass-Through Trust
(b)
Series 2017-1, Class B, 3.70%, 01/15/26 . 7 6,277
Series 2017-1, Class AA, 3.30%, 01/15/30 417 397,747
American Airlines Pass-Through Trust
Series 2015-2, Class B, 4.40%, 09/22/23 . 1,567 1,525,915
Series 2016-1, Class B, 5.25%, 01/15/24 . 1,045 1,019,013
Series 2016-2, Class B, 4.38%, 06/15/24
(b)
594 565,739
Series 2017-1, Class B, 4.95%, 02/15/25 . 493 472,497
Series 2015-2, Class AA, 3.60%, 09/22/27 301 292,854
Series 2016-1, Class AA, 3.58%, 01/15/28 2,251 2,138,975
Series 2019-1, Class B, 3.85%, 02/15/28 . 997 885,095
Series 2016-2, Class AA, 3.20%, 06/15/28 433 410,632
Series 2016-3, Class AA, 3.00%, 10/15/28 901 836,948
Series 2017-1, Class AA, 3.65%, 02/15/29 343 332,356
Series 2017-2, Class AA, 3.35%, 10/15/29 656 628,444
Series 2019-1, Class AA, 3.15%, 02/15/32 1,012 950,556

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
24
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Airlines (continued)
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... USD 2,311 $ 2,312,969
United Airlines Pass-Through Trust
Series 2014-1, Class B, 4.75%, 04/11/22 . 14 14,420
Series 2014-2, Class B, 4.63%, 09/03/22 . 109 109,307
Series 2016-2, Class B, 3.65%, 10/07/25 . 77 72,009
Series 2020-1, Class B, 4.88%, 01/15/26 . 726 716,286
Series 2020-1, Class A, 5.88%, 10/15/27 . 2,573 2,662,975
Series 2015-1, Class AA, 3.45%, 12/01/27 885 873,497
Series 2019-2, Class B, 3.50%, 05/01/28 . 997 900,598
Series 2016-1, Class AA, 3.10%, 07/07/28 52 50,221
Series 2016-2, Class AA, 2.88%, 10/07/28 430 407,349
Series 2018-1, Class AA, 3.50%, 03/01/30 534 515,761
Series 2019-1, Class AA, 4.15%, 08/25/31 612 617,238
Series 2019-2, Class AA, 2.70%, 05/01/32 828 757,961
20,473,639
Auto Components — 0.0%
(d)
Metalsa S A P I De Cv, 3.75%, 05/04/31 .... 361 310,911
Nemak SAB de CV, 3.63%, 06/28/31 ...... 361 311,769
622,680
Automobiles — 0.1%
General Motors Co., 4.00%, 04/01/25 ..... 698 704,465
Hyundai Capital America, 2.38%, 02/10/23
(b)
. 586 584,088
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
... 4,370 4,332,222
5,620,775
Banks — 4.6%
Banco Santander SA
1.85%, 03/25/26 .................. 1,400 1,308,526
3.31%, 06/27/29 .................. 2,200 2,130,434
Bank of America Corp.
(a)
(LIBOR USD 3 Month + 0.79%), 3.00%,
12/20/23 ..................... 843 845,128
(SOFR + 0.74%), 0.81%, 10/24/24 ...... 1,155 1,117,478
(SOFR + 1.33%), 3.38%, 04/02/26 ...... 5,768 5,760,235
(SOFR + 1.01%), 1.20%, 10/24/26 ...... 2,360 2,181,075
Series N, (SOFR + 0.91%), 1.66%, 03/11/27 4,730 4,409,175
(SOFR + 0.96%), 1.73%, 07/22/27 ...... 3,661 3,399,916
(LIBOR USD 3 Month + 1.58%), 3.82%,
01/20/28 ..................... 5,226 5,286,286
(SOFR + 1.05%), 2.55%, 02/04/28 ...... 5,402 5,161,518
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28 ..................... 711 715,547
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28 ..................... 6,747 6,758,743
(LIBOR USD 3 Month + 1.07%), 3.97%,
03/05/29 ..................... 1,422 1,443,640
(LIBOR USD 3 Month + 1.31%), 4.27%,
07/23/29 ..................... 2,018 2,081,977
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30 ..................... 2,712 2,755,772
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30 ..................... 2,865 2,772,244
(SOFR + 1.37%), 1.92%, 10/24/31 ...... 3,462 3,007,363
Series N, (SOFR + 1.22%), 2.65%, 03/11/32 1,614 1,480,289
(SOFR + 1.22%), 2.30%, 07/21/32 ...... 2,600 2,314,039
(SOFR + 1.21%), 2.57%, 10/20/32 ...... 1,601 1,454,770
(SOFR + 1.33%), 2.97%, 02/04/33 ...... 7,052 6,607,673
(LIBOR USD 3 Month + 1.32%), 4.08%,
04/23/40 ..................... 608 624,262
(SOFR + 1.93%), 2.68%, 06/19/41 ...... 3,085 2,604,845
Barclays plc, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 1.70%),
3.81%, 03/10/42
(a)
................ 847 757,447
Security
Par (000)
Par (000) Value
Banks (continued)
BNP Paribas SA, (SOFR + 1.22%), 2.16%,
09/15/29
(a)(b)
.................... USD 2,933 $ 2,609,394
Citigroup, Inc.
(a)
(SOFR + 1.53%), 3.29%, 03/17/26 ...... 8,649 8,619,817
(SOFR + 1.28%), 3.07%, 02/24/28 ...... 8,750 8,522,139
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28 ..................... 1,509 1,509,334
(SOFR + 1.42%), 2.98%, 11/05/30 ...... 10,814 10,257,172
(SOFR + 1.35%), 3.06%, 01/25/33 ...... 250 233,583
Citizens Financial Group, Inc., 3.25%, 04/30/30 1,112 1,086,803
Danske Bank A/S
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
.............. 1,325 1,307,905
5.38%, 01/12/24
(d)
................. 514 529,954
5.38%, 01/12/24
(b)
................. 3,127 3,224,060
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%),
1.55%, 09/10/27
(a)(b)
.............. 434 395,194
Discover Bank, 3.45%, 07/27/26 ......... 398 395,689
Grupo Aval Ltd.
4.75%, 09/26/22
(d)
................. 232 233,015
4.38%, 02/04/30
(b)
................. 1,896 1,641,898
HSBC Holdings plc
(a)
(SOFR + 1.10%), 2.25%, 11/22/27 ...... 2,125 1,979,940
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29 ..................... 1,592 1,638,013
(LIBOR USD 3 Month + 1.61%), 3.97%,
05/22/30 ..................... 1,702 1,702,689
(SOFR + 1.19%), 2.80%, 05/24/32 ...... 1,799 1,634,642
ING Groep NV, 4.63%, 01/06/26
(b)
........ 1,903 1,966,799
JPMorgan Chase & Co.
(a)
(3 Month CME Term SOFR + 1.59%),
2.00%, 03/13/26 ................ 12,299 11,857,065
(LIBOR USD 3 Month + 1.25%), 3.96%,
01/29/27 ..................... 4,777 4,875,948
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28 ..................... 7,853 7,953,486
(SOFR + 1.17%), 2.95%, 02/24/28 ...... 4,574 4,463,658
(LIBOR USD 3 Month + 1.38%), 3.54%,
05/01/28 ..................... 2,434 2,440,369
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29 ..................... 2,412 2,514,179
(SOFR + 1.26%), 2.96%, 01/25/33 ...... 2,324 2,190,959
(LIBOR USD 3 Month + 1.58%), 4.26%,
02/22/48 ..................... 1,107 1,183,032
(LIBOR USD 3 Month + 1.46%), 4.03%,
07/24/48 ..................... 1,589 1,633,236
(LIBOR USD 3 Month + 1.22%), 3.90%,
01/23/49 ..................... 426 430,869
KeyCorp, 2.55%, 10/01/29 ............ 22 20,801
Lloyds Banking Group plc
3.75%, 01/11/27 .................. 498 496,642
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.63%, 05/11/27
(a)
............... 640 586,849
Mitsubishi UFJ Financial Group, Inc.
3.46%, 03/02/23 .................. 2,589 2,616,062
2.19%, 02/25/25 .................. 3,403 3,290,001
Mizuho Financial Group, Inc., (SOFR + 1.53%),
1.98%, 09/08/31
(a)
................ 3,076 2,689,223
NBK Tier 1 Financing Ltd., (CMTUSD6Y +
2.88%), 3.63%
(a)(b)(f)
............... 1,238 1,156,756
Santander UK Group Holdings plc
(a)
(SOFR + 0.79%), 1.09%, 03/15/25 ...... 2,441 2,321,790
(SOFR + 1.22%), 2.47%, 01/11/28 ...... 525 488,280

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 1.18%), 2.61%, 01/12/28
(a)(b)
........ USD 4,393 $ 4,107,002
Sumitomo Mitsui Financial Group, Inc., 2.35%,
01/15/25 ...................... 3,382 3,286,405
Toronto-Dominion Bank (The), 3.20%, 03/10/32 1,050 1,033,351
US Bancorp, 3.00%, 07/30/29 .......... 1,028 1,007,423
Wells Fargo & Co., (SOFR + 1.51%), 3.53%,
03/24/28
(a)
..................... 1,473 1,470,042
180,579,850
Beverages — 0.4%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 .................. 4,213 4,518,508
4.90%, 02/01/46 .................. 486 540,503
Anheuser-Busch InBev Finance, Inc., 4.00%,
01/17/43 ...................... 960 944,674
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 .................. 417 432,079
4.75%, 01/23/29 .................. 7,213 7,820,156
4.60%, 04/15/48 .................. 1,834 1,979,388
16,235,308
Biotechnology — 0.6%
AbbVie, Inc.
2.60%, 11/21/24 .................. 1,252 1,243,340
3.80%, 03/15/25 .................. 7,462 7,600,662
4.50%, 05/14/35 .................. 1,736 1,863,243
4.30%, 05/14/36 .................. 435 454,287
4.85%, 06/15/44 .................. 4 4,434
4.70%, 05/14/45 .................. 1,910 2,073,690
4.88%, 11/14/48 .................. 588 664,564
Amgen, Inc.
2.45%, 02/21/30 .................. 64 60,341
4.40%, 05/01/45 .................. 2,862 3,005,326
4.20%, 02/22/52 .................. 314 324,737
Biogen, Inc.
2.25%, 05/01/30 .................. 2,536 2,281,756
3.25%, 02/15/51
(b)
................. 814 672,878
Gilead Sciences, Inc.
2.60%, 10/01/40 .................. 447 376,370
4.15%, 03/01/47 .................. 1,872 1,924,868
2.80%, 10/01/50 .................. 1,048 857,603
23,408,099
Building Products — 0.0%
Carrier Global Corp., 2.24%, 02/15/25 ..... 401 390,381
Johnson Controls International plc, 5.13%,
09/14/45 ...................... 10 11,402
Owens Corning, 3.95%, 08/15/29 ........ 318 323,646
725,429
Capital Markets — 3.7%
Blackstone Private Credit Fund
(b)
3.25%, 03/15/27 .................. 2,202 2,018,061
4.00%, 01/15/29 .................. 1,802 1,668,323
Credit Suisse AG
3.63%, 09/09/24 .................. 2,137 2,161,513
1.25%, 08/07/26 .................. 2,074 1,891,272
Credit Suisse Group AG, (LIBOR USD 3 Month
+ 1.24%), 4.21%, 06/12/24
(a)(b)
........ 1,753 1,768,611
Deutsche Bank AG
(SOFR + 1.13%), 1.45%, 04/01/25
(a)
.... 4,899 4,678,866
1.69%, 03/19/26 .................. 4,744 4,449,571
(SOFR + 1.32%), 2.55%, 01/07/28
(a)
.... 1,881 1,735,304
FactSet Research Systems, Inc., 3.45%,
03/01/32 ...................... 1,261 1,218,085
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The)
4.00%, 03/03/24 .................. USD 439 $ 447,969
3.00%, 03/15/24 .................. 7,341 7,331,698
(SOFR + 0.73%), 1.76%, 01/24/25
(a)
.... 3,909 3,810,893
3.50%, 04/01/25 .................. 18,221 18,356,894
3.75%, 05/22/25 .................. 1,630 1,654,532
(SOFR + 0.61%), 0.86%, 02/12/26
(a)
.... 4,963 4,623,642
3.75%, 02/25/26 .................. 574 583,053
(LIBOR USD 3 Month + 1.17%), 1.68%,
05/15/26
(a)
.................... 871 875,467
3.50%, 11/16/26 .................. 640 642,661
3.85%, 01/26/27 .................. 2,778 2,802,941
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
.... 4,289 3,952,317
(SOFR + 1.11%), 2.64%, 02/24/28
(a)
..... 4,315 4,125,687
(SOFR + 1.85%), 3.62%, 03/15/28
(a)
.... 7,302 7,291,776
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
.................... 714 714,819
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
.... 1,202 1,092,451
(SOFR + 1.26%), 2.65%, 10/21/32
(a)
.... 2,017 1,823,496
(SOFR + 1.41%), 3.10%, 02/24/33
(a)
.... 8,481 7,994,085
Intercontinental Exchange, Inc.
3.75%, 09/21/28 .................. 973 992,664
2.10%, 06/15/30 .................. 964 880,391
1.85%, 09/15/32 .................. 666 575,186
Moody's Corp.
3.25%, 01/15/28 .................. 1,335 1,332,867
3.75%, 02/25/52 .................. 598 589,370
3.10%, 11/29/61 .................. 799 668,169
Morgan Stanley
3.63%, 01/20/27 .................. 1,380 1,391,863
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
.... 4,792 4,452,160
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
.... 2,179 2,002,945
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 7,304 7,324,312
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
.................... 4,156 4,188,430
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
.................... 9,362 9,788,764
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 6,286 5,898,571
(SOFR + 1.03%), 1.79%, 02/13/32
(a)
.... 1,485 1,276,990
(SOFR + 1.02%), 1.93%, 04/28/32
(a)
.... 631 545,398
(SOFR + 1.18%), 2.24%, 07/21/32
(a)
.... 2,386 2,114,305
(SOFR + 1.20%), 2.51%, 10/20/32
(a)
.... 856 771,546
(SOFR + 1.29%), 2.94%, 01/21/33
(a)
.... 2,501 2,345,283
Morgan Stanley Domestic Holdings, Inc.,
4.50%, 06/20/28 ................. 981 1,017,874
Nomura Holdings, Inc.
2.61%, 07/14/31 .................. 2,431 2,185,005
3.00%, 01/22/32 .................. 2,082 1,917,859
S&P Global, Inc.
(b)
4.75%, 08/01/28 .................. 3,150 3,384,190
3.90%, 03/01/62 .................. 72 74,061
UBS Group AG, (LIBOR USD 3 Month +
0.95%), 2.86%, 08/15/23
(a)(b)
.......... 703 704,056
146,136,246
Chemicals — 0.3%
Dow Chemical Co. (The), 1.13%, 03/15/32 .. EUR 1,156 1,151,091
DuPont de Nemours, Inc., 4.49%, 11/15/25 .. USD 2,969 3,087,903
Ecolab, Inc., 2.75%, 08/18/55 .......... 1,954 1,615,795
Equate Petrochemical BV
4.25%, 11/03/26
(d)
................. 202 204,500
2.63%, 04/28/28
(b)
................. 545 503,444
LYB International Finance III LLC, 4.20%,
05/01/50 ...................... 1,579 1,559,502
MEGlobal Canada ULC, 5.00%, 05/18/25
(b)
.. 700 719,163

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
26
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Chemicals (continued)
Orbia Advance Corp. SAB de CV, 5.50%,
01/15/48
(d)
..................... USD 259 $ 253,172
Sherwin-Williams Co. (The), 2.30%, 05/15/30 . 2,238 2,046,368
Westlake Corp., 3.38%, 08/15/61 ........ 1,049 853,256
11,994,194
Commercial Services & Supplies — 0.2%
RELX Capital, Inc.
3.50%, 03/16/23 .................. 595 600,098
4.00%, 03/18/29 .................. 2,571 2,637,187
3.00%, 05/22/30 .................. 3,694 3,529,374
Republic Services, Inc.
3.38%, 11/15/27 .................. 513 514,864
3.95%, 05/15/28 .................. 9 9,251
Waste Management, Inc., 1.15%, 03/15/28 .. 2,678 2,393,341
9,684,115
Communications Equipment — 0.3%
Juniper Networks, Inc., 2.00%, 12/10/30 .... 445 384,907
Motorola Solutions, Inc.
4.60%, 05/23/29 .................. 5,164 5,369,955
2.75%, 05/24/31 .................. 3,881 3,511,457
5.50%, 09/01/44 .................. 1,648 1,812,127
11,078,446
Construction & Engineering — 0.0%
Mexico City Airport Trust, 5.50%, 07/31/47
(d)
. 1,355 1,197,481
Consumer Finance — 0.8%
American Express Co., 2.55%, 03/04/27 .... 2,305 2,241,207
Capital One Financial Corp., (SOFR + 1.79%),
3.27%, 03/01/30
(a)
................ 3,424 3,306,062
Discover Financial Services, 4.50%, 01/30/26 424 436,816
General Motors Financial Co., Inc.
3.55%, 07/08/22 .................. 5,097 5,122,951
3.70%, 05/09/23 .................. 2,616 2,642,121
1.70%, 08/18/23 .................. 3,621 3,581,959
5.10%, 01/17/24 .................. 2,023 2,091,501
1.20%, 10/15/24 .................. 1,079 1,024,289
4.00%, 01/15/25 .................. 2,900 2,935,636
2.75%, 06/20/25 .................. 2,538 2,465,055
1.25%, 01/08/26 .................. 1,022 935,199
2.40%, 10/15/28 .................. 905 809,887
Hyundai Capital Services, Inc., 3.00%,
08/29/22
(b)
..................... 1,650 1,654,434
Synchrony Financial
4.50%, 07/23/25 .................. 64 65,284
3.70%, 08/04/26 .................. 874 868,869
30,181,270
Containers & Packaging — 0.0%
International Paper Co., 6.00%, 11/15/41 ... 807 960,832
Diversified Financial Services — 0.0%
ORIX Corp., 2.90%, 07/18/22 .......... 941 944,552
Shell International Finance BV, 2.38%, 11/07/29 359 340,039
1,284,591
Diversified Telecommunication Services — 1.8%
AT&T, Inc.
0.00%, 11/27/22
(b)(g)
................ 8,000 7,870,817
3.90%, 03/11/24 .................. 440 449,390
1.65%, 02/01/28 .................. 4,283 3,902,275
2.25%, 02/01/32 .................. 1,594 1,413,429
2.55%, 12/01/33 .................. 2,617 2,325,059
4.50%, 05/15/35 .................. 1,480 1,567,839
3.15%, 09/04/36 .................. EUR 385 467,799
2.60%, 05/19/38 .................. 1,050 1,195,717
6.38%, 03/01/41 .................. USD 1,791 2,318,372
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.15%, 03/15/42 .................. USD 414 $ 465,233
3.10%, 02/01/43 .................. 870 751,061
5.15%, 02/15/50 .................. 1,302 1,483,771
3.50%, 09/15/53 .................. 1,975 1,732,952
3.55%, 09/15/55 .................. 3,019 2,662,656
3.65%, 09/15/59 .................. 3,467 3,040,325
3.85%, 06/01/60 .................. 305 273,009
3.50%, 02/01/61 .................. 1,150 977,462
Deutsche Telekom International Finance BV,
3.60%, 01/19/27
(b)
................ 2,606 2,630,579
Verizon Communications, Inc.
2.10%, 03/22/28 .................. 5,736 5,346,375
4.33%, 09/21/28 .................. 5,813 6,131,983
4.02%, 12/03/29 .................. 875 908,120
3.15%, 03/22/30 .................. 1,100 1,081,823
1.50%, 09/18/30 .................. 5,726 4,972,414
1.68%, 10/30/30 .................. 5,415 4,721,494
1.75%, 01/20/31 .................. 3,143 2,740,288
2.55%, 03/21/31 .................. 497 461,738
2.36%, 03/15/32
(b)
................. 1,696 1,531,853
2.65%, 11/20/40 .................. 1,777 1,511,620
3.40%, 03/22/41 .................. 405 379,654
2.85%, 09/03/41 .................. 3,268 2,876,664
2.88%, 11/20/50 .................. 2,543 2,124,735
3.55%, 03/22/51 .................. 708 665,305
3.00%, 11/20/60 .................. 528 430,569
3.70%, 03/22/61 .................. 834 772,514
72,184,894
Electric Utilities — 2.8%
AEP Texas, Inc.
3.95%, 06/01/28 .................. 2,458 2,508,012
Series H, 3.45%, 01/15/50 ........... 520 461,522
AEP Transmission Co. LLC
3.80%, 06/15/49 .................. 618 610,076
3.15%, 09/15/49 .................. 1,683 1,490,200
Series M, 3.65%, 04/01/50 ........... 1,678 1,618,398
Alabama Power Co.
Series A, 4.30%, 07/15/48 ........... 1,271 1,333,740
3.45%, 10/01/49 .................. 527 488,898
American Transmission Systems, Inc., 2.65%,
01/15/32
(b)
..................... 1,292 1,194,063
Atlantic City Electric Co., 4.00%, 10/15/28 ... 415 427,999
Baltimore Gas & Electric Co.
3.50%, 08/15/46 .................. 1,218 1,176,947
3.75%, 08/15/47 .................. 557 548,541
4.25%, 09/15/48 .................. 831 881,952
3.20%, 09/15/49 .................. 1,036 933,957
CenterPoint Energy Houston Electric LLC
Series AE, 2.35%, 04/01/31 .......... 1,709 1,586,474
3.95%, 03/01/48 .................. 448 465,570
Series AD, 2.90%, 07/01/50 .......... 620 550,894
Series AH, 3.60%, 03/01/52 .......... 280 280,386
Commonwealth Edison Co.
Series 130, 3.13%, 03/15/51 .......... 834 755,946
Series 133, 3.85%, 03/15/52 .......... 439 453,804
DTE Electric Co.
4.30%, 07/01/44 .................. 2 2,115
Series A, 4.05%, 05/15/48 ........... 1,505 1,586,607
3.95%, 03/01/49 .................. 1,541 1,591,230
Duke Energy Carolinas LLC
3.95%, 11/15/28 .................. 1,410 1,463,913
3.88%, 03/15/46 .................. 942 946,516
3.55%, 03/15/52 .................. 340 335,871
Duke Energy Florida LLC
2.50%, 12/01/29 .................. 11,482 10,798,908

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.00%, 12/15/51 .................. USD 49 $ 43,785
Duke Energy Progress LLC
3.70%, 09/01/28 .................. 605 615,727
3.45%, 03/15/29 .................. 4,704 4,713,260
Edison International
2.40%, 09/15/22 .................. 38 38,034
3.13%, 11/15/22 .................. 8 8,041
4.95%, 04/15/25 .................. 1,105 1,130,512
Entergy Arkansas LLC, 3.35%, 06/15/52 .... 720 670,607
Entergy Louisiana LLC, 4.20%, 09/01/48 ... 1,581 1,655,861
Exelon Corp.
2.75%, 03/15/27
(b)
................. 662 645,033
5.10%, 06/15/45 .................. 312 346,735
4.70%, 04/15/50 .................. 512 563,084
4.10%, 03/15/52
(b)
................. 225 228,526
FEL Energy VI SARL, 5.75%, 12/01/40
(d)
.... 599 537,099
FirstEnergy Corp.
Series B, 4.40%, 07/15/27
(c)
.......... 1,839 1,850,678
2.65%, 03/01/30 .................. 2,240 2,033,685
Series B, 2.25%, 09/01/30 ........... 1,970 1,743,450
Series C, 3.40%, 03/01/50 ........... 411 346,181
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 .................. 5,908 5,936,464
5.45%, 07/15/44 .................. 267 291,084
4.55%, 04/01/49 .................. 3,044 2,908,205
Florida Power & Light Co.
4.05%, 10/01/44 .................. 467 488,377
3.95%, 03/01/48 .................. 1,353 1,439,522
4.13%, 06/01/48 .................. 403 436,816
3.15%, 10/01/49 .................. 2,531 2,359,159
2.88%, 12/04/51 .................. 610 546,846
MidAmerican Energy Co.
3.10%, 05/01/27 .................. 90 89,959
3.65%, 04/15/29 .................. 4,992 5,131,035
3.65%, 08/01/48 .................. 180 178,341
4.25%, 07/15/49 .................. 910 992,873
3.15%, 04/15/50 .................. 1,371 1,259,158
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
................ 317 319,843
Northern States Power Co.
4.00%, 08/15/45 .................. 669 689,494
2.90%, 03/01/50 .................. 1,200 1,058,634
3.20%, 04/01/52 .................. 540 508,087
NRG Energy, Inc.
(b)
2.45%, 12/02/27 .................. 3,615 3,334,128
4.45%, 06/15/29 .................. 1,496 1,496,612
NSTAR Electric Co., 3.95%, 04/01/30 ..... 425 441,145
Ohio Power Co.
Series Q, 1.63%, 01/15/31 ........... 623 532,966
4.00%, 06/01/49 .................. 983 979,357
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 .................. 3,698 3,803,555
3.80%, 09/30/47 .................. 565 570,663
3.80%, 06/01/49 .................. 968 987,369
5.35%, 10/01/52 .................. 384 484,549
Pacific Gas & Electric Co.
2.50%, 02/01/31 .................. 145 125,068
3.25%, 06/01/31 .................. 963 871,061
4.95%, 07/01/50 .................. 1,119 1,053,986
PECO Energy Co., 3.05%, 03/15/51 ...... 1,924 1,733,275
Public Service Electric & Gas Co.
3.65%, 09/01/28 .................. 2,089 2,121,033
3.20%, 05/15/29 .................. 472 470,469
3.00%, 03/01/51 .................. 545 482,431
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Southern California Edison Co.
Series 20C, 1.20%, 02/01/26 ......... USD 730 $ 671,330
2.25%, 06/01/30 .................. 2,987 2,700,305
Southwestern Public Service Co., Series 8,
3.15%, 05/01/50 ................. 2,123 1,900,744
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 835 828,111
Tampa Electric Co.
4.45%, 06/15/49 .................. 892 956,450
3.45%, 03/15/51 .................. 508 472,883
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
..................... 3,808 3,833,940
Virginia Electric & Power Co., 4.00%, 01/15/43 1,160 1,181,429
Vistra Operations Co. LLC, 4.30%, 07/15/29
(b)
3,137 3,027,952
111,357,545
Entertainment — 0.2%
Electronic Arts, Inc., 1.85%, 02/15/31 ...... 2,914 2,559,264
Magallanes, Inc., 3.43%, 03/15/24
(b)
...... 1,916 1,926,504
Walt Disney Co. (The)
2.75%, 09/01/49 .................. 2,429 2,066,799
4.70%, 03/23/50 .................. 1,140 1,322,098
7,874,665
Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc., 2.95%,
03/15/34 ...................... 476 447,817
American Tower Corp.
2.95%, 01/15/25 .................. 176 174,004
1.30%, 09/15/25 .................. 916 853,225
3.65%, 03/15/27 .................. 940 937,488
3.95%, 03/15/29 .................. 885 886,181
3.80%, 08/15/29 .................. 5,742 5,714,056
2.10%, 06/15/30 .................. 2,256 1,967,479
2.30%, 09/15/31 .................. 801 699,452
Boston Properties LP, 3.13%, 09/01/23 ..... 616 619,664
Crown Castle International Corp.
3.15%, 07/15/23 .................. 245 246,655
2.90%, 03/15/27 .................. 601 581,026
3.10%, 11/15/29 .................. 4,449 4,215,511
3.30%, 07/01/30 .................. 1,993 1,905,962
2.25%, 01/15/31 .................. 2,420 2,132,950
2.50%, 07/15/31 .................. 1,760 1,570,001
Digital Dutch Finco BV
(d)
1.50%, 03/15/30 .................. EUR 1,950 1,985,174
1.00%, 01/15/32 .................. 1,070 1,000,114
Duke Realty LP, 1.75%, 02/01/31 ........ USD 3,245 2,814,490
Equinix , Inc.
1.25%, 07/15/25 .................. 601 560,305
1.00%, 09/15/25 .................. 2,149 1,974,763
3.20%, 11/18/29 .................. 3,250 3,110,237
2.15%, 07/15/30 .................. 2,427 2,124,030
2.50%, 05/15/31 .................. 1,201 1,077,085
3.90%, 04/15/32 .................. 3,550 3,527,564
GLP Capital LP
5.25%, 06/01/25 .................. 2,013 2,072,001
4.00%, 01/15/30 .................. 4,627 4,491,012
4.00%, 01/15/31 .................. 2,571 2,493,562
3.25%, 01/15/32 .................. 4,689 4,254,330
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 .................. 684 618,773
4.15%, 04/15/32 .................. 1,217 1,242,884
National Retail Properties, Inc.
2.50%, 04/15/30 .................. 1,554 1,429,308
3.50%, 04/15/51 .................. 1,224 1,076,586
3.00%, 04/15/52 .................. 1,157 927,763

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
28
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp., 3.25%, 01/15/31 ..... USD 1,331 $ 1,307,052
Service Properties Trust, 4.35%, 10/01/24 ... 990 952,875
61,991,379
Gas Utilities — 0.2%
Atmos Energy Corp., 4.13%, 03/15/49 ..... 684 720,256
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 5,245 4,598,058
ONE Gas, Inc., 2.00%, 05/15/30 ......... 480 429,434
Promigas SA ESP
3.75%, 10/16/29
(b)
................. 959 864,586
3.75%, 10/16/29
(d)
................. 936 843,851
7,456,185
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc., 1.92%, 02/01/27
(b)
. 560 523,309
Boston Scientific Corp., 2.65%, 06/01/30 ... 1,287 1,207,613
Medtronic Global Holdings SCA
1.38%, 10/15/40 .................. EUR 528 517,979
1.75%, 07/02/49 .................. 800 793,418
3,042,319
Health Care Providers & Services — 1.3%
Aetna, Inc.
6.63%, 06/15/36 .................. USD 344 433,228
4.50%, 05/15/42 .................. 745 775,491
4.75%, 03/15/44 .................. 5 5,442
Anthem, Inc., 3.60%, 03/15/51 .......... 726 694,075
Centene Corp.
2.45%, 07/15/28 .................. 1,254 1,145,780
3.00%, 10/15/30 .................. 3,317 3,046,565
Cigna Corp.
3.40%, 03/01/27 .................. 2,935 2,962,128
3.40%, 03/15/51 .................. 1,731 1,559,660
CVS Health Corp.
3.75%, 04/01/30 .................. 6,477 6,590,281
5.13%, 07/20/45 .................. 4,928 5,562,778
HCA, Inc.
4.75%, 05/01/23 .................. 2,418 2,478,363
5.00%, 03/15/24 .................. 429 444,686
5.25%, 04/15/25 .................. 3,462 3,644,833
5.25%, 06/15/26 .................. 3,142 3,316,398
2.38%, 07/15/31 .................. 5,518 4,931,476
3.63%, 03/15/32
(b)
................. 3,781 3,705,209
4.63%, 03/15/52
(b)
................. 1,417 1,428,011
Humana, Inc.
4.50%, 04/01/25 .................. 491 508,408
4.88%, 04/01/30 .................. 824 887,952
UnitedHealth Group, Inc.
3.38%, 04/15/27 .................. 80 81,262
6.88%, 02/15/38 .................. 333 463,628
4.63%, 11/15/41 .................. 1,829 2,076,926
4.20%, 01/15/47 .................. 953 1,029,674
3.70%, 08/15/49 .................. 596 604,795
2.90%, 05/15/50 .................. 914 810,150
49,187,199
Hotels, Restaurants & Leisure — 0.0%
Marriott International, Inc., Series HH, 2.85%,
04/15/31 ...................... 424 386,982
McDonald's Corp., 4.45%, 03/01/47 ....... 918 985,866
1,372,848
Industrial Conglomerates — 0.1%
GE Capital Funding LLC, 4.55%, 05/15/32 .. 802 861,248
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 2,683 2,880,975
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
Roper Technologies, Inc., 2.95%, 09/15/29 .. USD 741 $ 714,247
4,456,470
Insurance — 0.4%
American International Group, Inc.
4.50%, 07/16/44 .................. 750 809,314
4.75%, 04/01/48 .................. 1,021 1,169,822
Aon Corp.
4.50%, 12/15/28 .................. 1,371 1,436,233
3.75%, 05/02/29 .................. 938 959,093
2.80%, 05/15/30 .................. 3,868 3,684,485
3.90%, 02/28/52 .................. 81 79,940
Berkshire Hathaway Finance Corp., 3.85%,
03/15/52 ...................... 536 548,096
Hartford Financial Services Group, Inc. (The),
5.95%, 10/15/36 ................. 721 848,765
Marsh & McLennan Cos., Inc.
1.35%, 09/21/26 .................. EUR 1,005 1,102,798
1.98%, 03/21/30 .................. 1,422 1,564,294
2.25%, 11/15/30 .................. USD 1,547 1,412,154
13,614,994
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc., 2.50%, 06/03/50 ...... 3,794 3,167,463
IT Services — 0.6%
Fidelity National Information Services, Inc.
1.00%, 12/03/28 .................. EUR 2,550 2,685,899
2.25%, 03/01/31 .................. USD 2,633 2,328,257
Fiserv, Inc., 3.50%, 07/01/29 ........... 3,126 3,076,898
Global Payments, Inc.
1.20%, 03/01/26 .................. 5,280 4,864,310
4.80%, 04/01/26 .................. 3,096 3,250,096
2.15%, 01/15/27 .................. 327 306,914
3.20%, 08/15/29 .................. 5,011 4,760,515
2.90%, 05/15/30 .................. 728 671,902
International Business Machines Corp.
4.25%, 05/15/49 .................. 1,045 1,112,896
3.43%, 02/09/52 .................. 1,225 1,166,998
24,224,685
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.
3.05%, 09/22/26 .................. 2,061 2,046,577
2.75%, 09/15/29 .................. 820 781,979
2.10%, 06/04/30 .................. 245 219,898
2.30%, 03/12/31 .................. 585 528,473
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 .................. 719 643,971
1.88%, 10/01/49 .................. EUR 1,600 1,586,805
5,807,703
Machinery — 0.2%
CNH Industrial Capital LLC, 4.20%, 01/15/24 . USD 4,412 4,499,588
Otis Worldwide Corp., 2.57%, 02/15/30 .... 1,407 1,314,972
5,814,560
Media — 1.1%
Charter Communications Operating LLC
2.25%, 01/15/29 .................. 133 119,682
4.40%, 04/01/33 .................. 1,943 1,937,253
6.48%, 10/23/45 .................. 5,099 5,804,617
5.38%, 05/01/47 .................. 3,700 3,788,397
6.83%, 10/23/55 .................. 1,104 1,308,977
3.85%, 04/01/61 .................. 1,390 1,117,504
4.40%, 12/01/61 .................. 805 700,732
3.95%, 06/30/62 .................. 2,252 1,821,107
Comcast Corp.
3.15%, 02/15/28 .................. 1,876 1,872,781

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
2.65%, 02/01/30 .................. USD 3,085 $ 2,961,269
4.25%, 10/15/30 .................. 2,404 2,564,494
3.25%, 11/01/39 .................. 947 897,953
3.40%, 07/15/46 .................. 1,090 1,023,381
3.97%, 11/01/47 .................. 814 826,951
2.45%, 08/15/52 .................. 3,087 2,448,533
2.94%, 11/01/56
(b)
................. 1,161 958,432
Cox Communications, Inc.
(b)
3.15%, 08/15/24 .................. 2,304 2,307,774
3.60%, 06/15/51 .................. 1,352 1,203,015
Discovery Communications LLC, 1.90%,
03/19/27 ...................... EUR 2,645 2,866,668
Interpublic Group of Cos., Inc. (The), 4.75%,
03/30/30 ...................... USD 958 1,028,569
Omnicom Group, Inc., 2.45%, 04/30/30 .... 611 565,162
Paramount Global
4.38%, 03/15/43 .................. 679 646,238
5.85%, 09/01/43 .................. 591 680,934
Time Warner Cable LLC
6.55%, 05/01/37 .................. 674 775,120
5.88%, 11/15/40 .................. 994 1,068,262
41,293,805
Metals & Mining — 0.4%
Anglo American Capital plc
(b)
5.63%, 04/01/30 .................. 1,911 2,107,260
2.88%, 03/17/31 .................. 490 448,748
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 234 217,807
Glencore Funding LLC
(b)
1.63%, 04/27/26 .................. 2,945 2,719,620
2.50%, 09/01/30 .................. 3,349 2,996,827
2.85%, 04/27/31 .................. 3,782 3,453,648
2.63%, 09/23/31 .................. 1,689 1,510,826
3.38%, 09/23/51 .................. 1,020 857,633
Newmont Corp., 2.25%, 10/01/30 ........ 1,212 1,107,684
Nucor Corp., 3.95%, 05/01/28 .......... 933 954,240
16,374,293
Multi-Utilities — 0.1%
Ameren Illinois Co.
3.80%, 05/15/28 .................. 430 441,256
3.25%, 03/15/50 .................. 811 742,574
Consumers Energy Co.
3.80%, 11/15/28 .................. 81 82,574
3.75%, 02/15/50 .................. 1,096 1,101,000
3.50%, 08/01/51 .................. 817 797,996
3,165,400
Oil, Gas & Consumable Fuels — 3.1%
Boardwalk Pipelines LP, 4.80%, 05/03/29 ... 9 9,308
BP Capital Markets America, Inc.
3.79%, 02/06/24 .................. 1,163 1,183,174
3.19%, 04/06/25 .................. 640 644,600
3.00%, 03/17/52 .................. 1,650 1,421,383
Cameron LNG LLC
(b)
3.30%, 01/15/35 .................. 3,704 3,481,111
3.40%, 01/15/38 .................. 717 667,794
Cenovus Energy, Inc., 3.75%, 02/15/52 .... 126 112,680
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 .................. 5,195 5,527,669
5.88%, 03/31/25 .................. 778 821,126
5.13%, 06/30/27 .................. 8,198 8,738,472
3.70%, 11/15/29 .................. 510 508,409
Chevron USA, Inc., 2.34%, 08/12/50 ...... 581 470,400
Devon Energy Corp.
8.25%, 08/01/23 .................. 300 317,744
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.88%, 06/15/28 .................. USD 84 $ 88,930
4.50%, 01/15/30 .................. 423 436,509
4.75%, 05/15/42 .................. 930 982,746
5.00%, 06/15/45 .................. 694 755,578
Diamondback Energy, Inc.
3.25%, 12/01/26 .................. 3,005 3,000,536
3.50%, 12/01/29 .................. 8,450 8,370,284
3.13%, 03/24/31 .................. 3,508 3,350,321
4.40%, 03/24/51 .................. 1,769 1,794,558
4.25%, 03/15/52 .................. 1,079 1,066,421
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 .................. 1,751 1,672,205
4.39%, 11/30/46 .................. 1,909 1,784,915
Energy Transfer LP
3.90%, 05/15/24
(c)
................. 2,971 2,988,556
2.90%, 05/15/25 .................. 1,622 1,586,562
5.95%, 12/01/25 .................. 1,740 1,863,411
4.20%, 04/15/27 .................. 3,659 3,725,602
4.00%, 10/01/27 .................. 139 139,894
4.95%, 06/15/28 .................. 760 798,181
6.63%, 10/15/36 .................. 396 445,597
7.50%, 07/01/38 .................. 16 19,718
6.50%, 02/01/42 .................. 685 787,294
6.10%, 02/15/42 .................. 541 589,209
5.15%, 02/01/43 .................. 537 527,524
6.25%, 04/15/49 .................. 105 120,485
5.00%, 05/15/50 .................. 2,444 2,472,935
Enterprise Products Operating LLC
3.13%, 07/31/29 .................. 1,523 1,495,532
5.95%, 02/01/41 .................. 1,194 1,415,501
Galaxy Pipeline Assets Bidco Ltd.
(b)
2.16%, 03/31/34 .................. 910 836,062
2.94%, 09/30/40 .................. 995 897,988
Marathon Petroleum Corp., 5.00%, 09/15/54 . 1,003 1,022,731
MPLX LP
4.88%, 12/01/24 .................. 1,524 1,578,348
1.75%, 03/01/26 .................. 888 832,082
NGPL PipeCo LLC
(b)
4.88%, 08/15/27 .................. 2,939 3,050,564
3.25%, 07/15/31 .................. 2,540 2,371,449
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 5,629 5,772,741
Ovintiv Exploration, Inc., 5.63%, 07/01/24 ... 1,825 1,918,736
Sabine Pass Liquefaction LLC
5.63%, 04/15/23
(c)
................. 1,205 1,232,893
5.75%, 05/15/24 .................. 6,544 6,849,199
5.63%, 03/01/25 .................. 11,757 12,430,658
5.88%, 06/30/26 .................. 2,204 2,382,690
5.00%, 03/15/27 .................. 579 612,330
Suncor Energy, Inc., 6.50%, 06/15/38 ..... 902 1,137,021
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
..................... 3,645 3,622,310
TransCanada PipeLines Ltd., 4.63%, 03/01/34 411 438,559
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 .................. 3,912 4,484,544
4.00%, 03/15/28 .................. 4,054 4,146,844
3.95%, 05/15/50 .................. 466 453,135
122,253,758
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 8.88%, 05/15/31 ..... 165 230,510
Suzano Austria GmbH
5.75%, 07/14/26
(b)
................. 200 214,500
3.75%, 01/15/31 .................. 570 533,805
Series DM3N, 3.13%, 01/15/32 ........ 790 699,980
1,678,795

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
30
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.2%
Merck & Co., Inc., 2.75%, 12/10/51 ....... USD 2,157 $ 1,878,833
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
.... 1,104 956,260
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 .................. 1,379 1,495,349
2.05%, 03/31/30 .................. 1,918 1,731,255
2.00%, 07/09/40 .................. EUR 2,215 2,315,158
8,376,855
Professional Services — 0.0%
Equifax, Inc., 2.35%, 09/15/31 .......... USD 434 388,185
Real Estate Management & Development — 0.0%
MAF Global Securities Ltd., 4.75%, 05/07/24
(d)
232 236,930
Road & Rail — 0.8%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40 .................. 1,030 1,283,539
4.45%, 03/15/43 .................. 406 443,996
3.30%, 09/15/51 .................. 1,669 1,578,265
2.88%, 06/15/52 .................. 690 611,243
Canadian Pacific Railway Co., 2.05%, 03/05/30 17 15,573
CSX Corp.
4.30%, 03/01/48 .................. 1,496 1,607,174
4.75%, 11/15/48 .................. 1,081 1,238,018
4.25%, 11/01/66 .................. 408 424,091
Norfolk Southern Corp.
3.65%, 08/01/25 .................. 1,005 1,016,948
2.90%, 06/15/26 .................. 730 720,940
3.00%, 03/15/32 .................. 2,577 2,511,277
4.45%, 06/15/45 .................. 23 24,603
3.40%, 11/01/49 .................. 842 785,821
3.05%, 05/15/50 .................. 455 405,293
4.05%, 08/15/52 .................. 709 744,529
Penske Truck Leasing Co. LP
(b)
4.25%, 01/17/23 .................. 1,550 1,572,862
2.70%, 11/01/24 .................. 710 699,222
4.00%, 07/15/25 .................. 1,555 1,570,110
1.20%, 11/15/25 .................. 1,773 1,627,278
1.70%, 06/15/26 .................. 736 682,920
Ryder System, Inc.
2.50%, 09/01/24 .................. 549 541,810
4.63%, 06/01/25 .................. 3,096 3,204,887
3.35%, 09/01/25 .................. 999 999,131
Union Pacific Corp.
3.25%, 01/15/25 .................. 585 590,376
2.75%, 03/01/26 .................. 777 772,021
2.95%, 03/10/52 .................. 217 192,064
3.95%, 08/15/59 .................. 39 39,595
3.84%, 03/20/60 .................. 2,355 2,363,188
2.97%, 09/16/62 .................. 1,712 1,448,711
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ....... 1,276 1,273,444
30,988,929
Semiconductors & Semiconductor Equipment — 1.3%
Analog Devices, Inc., 2.95%, 10/01/51 ..... 450 407,085
Applied Materials, Inc., 2.75%, 06/01/50 .... 984 875,041
Broadcom Corp., 3.88%, 01/15/27 ....... 3,281 3,302,933
Broadcom, Inc.
3.15%, 11/15/25 .................. 1,154 1,144,644
4.11%, 09/15/28 .................. 1,733 1,753,585
4.75%, 04/15/29 .................. 1,414 1,485,734
4.15%, 04/15/32 .................. 1,295 1,292,164
3.42%, 04/15/33
(b)
................. 8,852 8,261,763
3.47%, 04/15/34
(b)
................. 1,041 964,103
Intel Corp.
3.73%, 12/08/47 .................. 2,636 2,632,720
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.20%, 08/12/61 .................. USD 458 $ 405,027
KLA Corp.
4.10%, 03/15/29 .................. 3,672 3,853,837
3.30%, 03/01/50 .................. 3,091 2,911,476
Lam Research Corp.
3.75%, 03/15/26 .................. 1,332 1,368,695
4.88%, 03/15/49 .................. 1,602 1,908,278
2.88%, 06/15/50 .................. 497 439,622
NVIDIA Corp., 3.50%, 04/01/50 ......... 2,073 2,094,995
NXP BV
(b)
4.30%, 06/18/29 .................. 6,751 6,956,905
3.40%, 05/01/30 .................. 1,493 1,449,345
2.50%, 05/11/31 .................. 6,611 5,920,812
QUALCOMM, Inc.
4.80%, 05/20/45 .................. 790 916,447
4.30%, 05/20/47 .................. 1,913 2,152,667
52,497,878
Software — 1.0%
Autodesk, Inc.
3.50%, 06/15/27 .................. 2,529 2,542,069
2.40%, 12/15/31 .................. 1,519 1,354,325
Citrix Systems, Inc., 3.30%, 03/01/30 ...... 1,277 1,263,103
Microsoft Corp.
2.53%, 06/01/50 .................. 3,117 2,691,514
2.92%, 03/17/52 .................. 142 133,251
Oracle Corp.
3.90%, 05/15/35 .................. 2,544 2,392,334
3.80%, 11/15/37 .................. 2,558 2,313,416
6.13%, 07/08/39 .................. 387 441,583
3.60%, 04/01/40 .................. 7,525 6,527,835
3.65%, 03/25/41 .................. 2,072 1,809,759
4.13%, 05/15/45 .................. 5,375 4,826,862
4.00%, 07/15/46 .................. 1,339 1,188,152
3.60%, 04/01/50 .................. 1,517 1,258,143
4.38%, 05/15/55 .................. 531 479,449
salesforce.com, Inc., 3.05%, 07/15/61 ..... 1,739 1,525,446
ServiceNow, Inc., 1.40%, 09/01/30 ....... 3,569 3,033,205
VMware, Inc.
1.80%, 08/15/28 .................. 1,969 1,746,319
4.70%, 05/15/30 .................. 675 713,877
2.20%, 08/15/31 .................. 4,018 3,537,579
Workday, Inc., 3.80%, 04/01/32 ......... 835 833,411
40,611,632
Specialty Retail — 0.2%
Home Depot, Inc. (The), 2.38%, 03/15/51 ... 1,905 1,527,460
InRetail Consumer, 3.25%, 03/22/28
(b)
..... 635 594,836
Lowe's Cos., Inc.
2.50%, 04/15/26 .................. 408 397,809
1.30%, 04/15/28 .................. 1,569 1,397,278
1.70%, 09/15/28 .................. 436 394,594
3.65%, 04/05/29 .................. 1,432 1,455,204
2.80%, 09/15/41 .................. 1,860 1,593,092
4.25%, 04/01/52 .................. 270 279,270
7,639,543
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
2.38%, 02/08/41 .................. 1,020 888,510
3.85%, 05/04/43 .................. 1,243 1,307,435
2.55%, 08/20/60 .................. 3,689 3,023,215
2.80%, 02/08/61 .................. 451 387,777
Dell International LLC
4.90%, 10/01/26 .................. 367 384,944
8.35%, 07/15/46 .................. 66 96,452
3.45%, 12/15/51
(b)
................. 790 641,788

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co., 6.35%,
10/15/45
(c)
..................... USD 497 $ 585,166
HP, Inc.
2.65%, 06/17/31 .................. 535 478,665
6.00%, 09/15/41 .................. 242 282,031
Seagate HDD Cayman, 4.09%, 06/01/29 ... 252 244,453
Western Digital Corp., 2.85%, 02/01/29 .... 2,940 2,685,954
11,006,390
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.70%, 10/01/29
(b)
........... 2,389 2,268,647
Tobacco — 0.3%
Altria Group, Inc.
3.40%, 05/06/30 .................. 1,187 1,141,583
3.13%, 06/15/31 .................. EUR 2,880 3,186,784
2.45%, 02/04/32 .................. USD 422 366,832
3.40%, 02/04/41 .................. 1,968 1,615,031
BAT Capital Corp.
4.76%, 09/06/49 .................. 64 58,826
3.98%, 09/25/50 .................. 937 759,334
Philip Morris International, Inc., 1.45%,
08/01/39 ...................... EUR 2,600 2,184,569
Reynolds American, Inc., 5.85%, 08/15/45 ... USD 1,002 1,030,985
10,343,944
Trading Companies & Distributors — 0.1%
United Rentals North America, Inc., 3.88%,
11/15/27 ...................... 1,880 1,861,670
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc.
(b)
3.80%, 03/15/32 .................. 3,727 3,698,140
4.55%, 03/15/52 .................. 3,032 3,014,288
T-Mobile USA, Inc.
3.88%, 04/15/30 .................. 9,806 9,843,647
2.55%, 02/15/31 .................. 483 437,985
2.70%, 03/15/32
(b)
................. 1,741 1,583,775
3.40%, 10/15/52
(b)
................. 903 767,947
19,345,782
Total Corporate Bonds — 32.0%
(Cost: $1,341,776,267) ............................ 1,256,671,063
Foreign Agency Obligations
Colombia — 0.1%
(b)
Ecopetrol SA, 6.88%
,
04/29/30 .......... 2,126 2,234,426
Empresas Publicas de Medellin ESP
(b)
4.25%, 07/18/29 .................. 552 488,630
4.38%, 02/15/31 .................. 511 435,883
3,158,939
Mexico — 0.4%
Comision Federal de Electricidad , 3.35%
,
02/09/31
(d)
...................... 331 290,204
Petroleos Mexicanos
7.19%, 09/12/24 .................. MXN 212 1,015,177
6.88%, 10/16/25 .................. USD 685 716,441
6.84%, 01/23/30 .................. 2,104 2,088,220
6.70%, 02/16/32 .................. 8,118 7,712,100
5.50%, 06/27/44 .................. 389 293,306
6.75%, 09/21/47 .................. 571 458,484
7.69%, 01/23/50 .................. 901 783,870
6.95%, 01/28/60 .................. 174 140,923
13,498,725
Security
Par (000)
Par (000) Value
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................. USD 400 $ 364,700
Qatar — 0.0%
Qatar Energy, 3.13%
,
07/12/41
(b)
......... 577 526,513
Total Foreign Agency Obligations — 0.5%
(Cost: $18,572,116) ............................... 17,548,877
Foreign Government Obligations
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 ........ 1,135 1,165,645
China — 0.4%
People's Republic of China
2.85%, 06/04/27 .................. CNY 68,210 10,818,473
3.01%, 05/13/28 .................. 35,320 5,623,204
16,441,677
Colombia — 0.1%
Republic of Colombia, 4.50%
,
03/15/29 ..... USD 3,718 3,578,110
Hungary — 0.1%
Hungary Government Bond, 5.38%
,
03/25/24 . 2,860 2,997,280
Indonesia — 0.2%
Republic of Indonesia
2.85%, 02/14/30 .................. 298 292,654
8.38%, 03/15/34 .................. IDR 26,037,000 1,986,879
7.50%, 06/15/35 .................. 25,560,000 1,826,795
3.05%, 03/12/51 .................. USD 2,624 2,371,729
6,478,057
Mexico — 0.3%
United Mexican States
2.66%, 05/24/31 .................. 4,749 4,326,339
4.50%, 01/31/50 .................. 5,805 5,482,823
4.40%, 02/12/52 .................. 3,040 2,798,320
12,607,482
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 .................. 1,275 1,303,927
4.50%, 04/01/56 .................. 2,439 2,395,250
3,699,177
Peru — 0.1%
Republic of Peru
4.13%, 08/25/27 .................. 536 557,038
3.55%, 03/10/51 .................. 2,119 1,977,027
2,534,065
Philippines — 0.1%
Republic of Philippines
3.00%, 02/01/28 .................. 3,147 3,159,148
3.20%, 07/06/46 .................. 2,747 2,469,168
5,628,316
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(h)( i )
.... RUB 257,079 94,921
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27 .................. USD 1,813 1,920,745
5.10%, 06/18/50 .................. 1,369 1,619,934
3,540,679
Total Foreign Government Obligations — 1.5%
(Cost: $63,511,987) ............................... 58,765,409

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
32
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Municipal Bonds
California - 0.4%
Bay Area Toll Authority, Series 2010S-1, RB,
7.04%, 04/01/50 .................. USD 1,925 $ 2,951,762
Los Angeles Community College District, Series
2010E, GO, 6.60%, 08/01/42 .......... 980 1,385,460
Los Angeles Unified School District, Series
2010I, GO, 6.76%, 07/01/34 .......... 2,505 3,178,342
State of California
Series 2018, GO, 4.60%, 04/01/38 ...... 4,110 4,380,049
Series 2009, GO, 7.55%, 04/01/39 ...... 1,300 1,932,518
University of California, Series 2012AD, RB,
4.86%, 05/15/12 .................. 425 476,267
14,304,398
Georgia - 0.0%
Municipal Electric Authority of Georgia, Series
2010A, RB, 6.64%, 04/01/57 .......... 682 910,381
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 .................. 4,725 5,019,388
Massachusetts - 0.0%
Massachusetts Housing Finance Agency,
Series 2015A, RB, 4.50%, 12/01/48 ..... 230 233,372
New Jersey - 0.0%
New Jersey Turnpike Authority, Series 2009F,
RB, 7.41%, 01/01/40 ............... 665 972,325
New York - 0.1%
Metropolitan Transportation Authority
Series 2010A, RB, 6.67%, 11/15/39 ..... 270 339,071
Series 2010E, RB, 6.81%, 11/15/40 ..... 730 946,871
New York City Municipal Water Finance
Authority, Series 2011CC, RB,
5.88%, 06/15/44 .................. 440 583,402
New York State Dormitory Authority, Series
2010H, RB, 5.39%, 03/15/40 .......... 320 376,034
Port Authority of New York & New Jersey,
Series 2014-181, RB, 4.96%, 08/01/46 ... 1,665 1,960,340
4,205,718
Ohio - 0.0%
American Municipal Power, Inc., Series 2010B,
RB, 8.08%, 02/15/50 ............... 765 1,263,374
Texas - 0.2%
City of San Antonio Electric & Gas Systems,
Series 2010A, RB, 5.81%, 02/01/41 ..... 1,095 1,391,699
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 .................. 1,235 1,564,657
2,956,356
Total Municipal Bonds — 0.8%
(Cost: $29,435,811) ............................... 29,865,312
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.6%
Angel Oak Mortgage Trust
(a)(b)
Series 2020-3, Class A3, 2.87%, 04/25/65 . 807 796,692
Series 2020-3, Class M1, 3.81%, 04/25/65 . 880 866,759
Series 2020-4, Class A3, 2.81%, 06/25/65 . 328 324,762
Angel Oak Mortgage Trust I LLC, Series 2019-
4, Class A3, 3.30%, 07/26/49
(a)(b)
....... 266 266,010
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (LIBOR USD 1 Month +
0.54%), 1.00%, 02/25/35
(a)
........... USD 184 $ 177,612
COLT Mortgage Loan Trust
(a)(b)
Series 2020-2, Class M1, 5.25%, 03/25/65 . 1,283 1,284,851
Series 2020-3, Class A3, 2.38%, 04/27/65 . 201 199,879
Credit Suisse Mortgage Capital Certificates,
Series 2020-SPT1, Class M1, (LIBOR USD
1 Month + 0.00%), 3.39%, 04/25/65
(a)(b)
... 1,020 1,015,829
Deephaven Residential Mortgage Trust, Series
2020-2, Class A3, 2.86%, 05/25/65
(b)
..... 2,000 1,988,896
Homeward Opportunities Fund I Trust
(a)(b)
Series 2020-2, Class A2, 2.63%, 05/25/65 . 1,733 1,704,837
Series 2020-2, Class A3, 3.20%, 05/25/65 . 1,237 1,215,189
JP Morgan Mortgage Trust, Series 2021-INV7,
Class A5A, 2.50%, 02/25/52
(a)(b)
........ 2,355 2,153,792
JPMorgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A, 2.50%,
12/25/51 ..................... 20,726 19,166,899
Series 2021-INV7, Class A3A, 2.50%,
02/25/52 ..................... 11,459 10,901,728
Series 2021-INV7, Class A4A, 2.50%,
02/25/52 ..................... 4,034 3,359,120
MFA Trust, Series 2020-NQM1, Class A3,
2.30%, 08/25/49
(a)(b)
................ 531 522,133
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (LIBOR USD 1 Month
+ 0.34%), 0.57%, 04/16/36
(a)(b)
......... 2,247 2,127,862
MortgageIT Trust, Series 2004-1, Class A1,
(LIBOR USD 1 Month + 0.78%), 1.24%,
11/25/34
(a)
...................... 263 261,423
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
.. 245 248,030
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)(e)
... 370 359,492
Residential Mortgage Loan Trust
(a)(b)
Series 2020-2, Class A2, 2.51%, 05/25/60 . 1,500 1,476,115
Series 2020-2, Class M1, 3.57%, 05/25/60 . 1,680 1,663,774
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A,
3.36%, 04/25/31
(b)
................. 114 114,184
Verus Securitization Trust
(b)
Series 2019-INV2, Class M1, 3.50%,
07/25/59
(a)
.................... 3,000 3,003,078
Series 2020-4, Class A3, 2.32%, 05/25/65
(c)
792 777,716
Series 2020-4, Class M1, 3.29%, 05/25/65
(a)
670 652,389
Series 2020-5, Class M1, 2.60%, 05/25/65
(a)
1,700 1,619,351
Series 2020-INV1, Class A2, 3.04%,
03/25/60
(a)
.................... 902 889,906
Series 2020-INV1, Class A3, 3.89%,
03/25/60
(a)
.................... 1,000 991,831
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a)(b)
..................... 2,000 1,919,072
Vista Point Securitization Trust
(a)(b)
Series 2020-1, Class A1, 1.76%, 03/25/65 . 439 438,053
Series 2020-2, Class A3, 2.50%, 04/25/65 . 816 793,611
63,280,875
Commercial Mortgage-Backed Securities — 4.8%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.14%, 08/10/35 100 99,115
Series 2015-1211, Class D, 4.14%, 08/10/35 1,401 1,353,301
280 Park Avenue Mortgage Trust, Series
2017-280P, Class D, (LIBOR USD 1 Month +
1.54%), 1.84%, 09/15/34
(a)(b)
.......... 640 633,000

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (LIBOR USD 1 Month + 3.10%), 3.50%,
04/15/34
(a)(b)
..................... USD 587 $ 573,555
Arbor Multifamily Mortgage Securities Trust
(b)
Series 2020-MF1, Class D, 1.75%,
05/15/53
(e)
.................... 1,080 900,396
Series 2020-MF1, Class E, 1.75%, 05/15/53 600 450,089
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.50%, 04/15/35
(a)(b)
................ 174 168,338
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (LIBOR USD 1 Month + 1.95%),
2.35%, 12/15/36
(a)(b)
................ 4,050 3,927,709
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2017-SCH, Class AF, (LIBOR USD 1
Month + 1.00%), 1.40%, 11/15/33 .... 1,480 1,440,706
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.90%, 11/15/32 .... 1,450 1,271,519
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.40%, 11/15/32 .... 1,490 1,232,394
Series 2018-DSNY, Class C, (LIBOR USD 1
Month + 1.35%), 1.75%, 09/15/34 .... 1,000 977,370
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 2.10%, 09/15/34 .... 830 809,709
BANK
Series 2019-BN21, Class A5, 2.85%,
10/17/52 ..................... 251 242,356
Series 2021-BN33, Class A5, 2.56%,
05/15/64 ..................... 5,673 5,320,166
Series 2021-BN35, Class A5, 2.29%,
06/15/64 ..................... 1,280 1,170,189
Series 2021-BN37, Class A5, 2.62%,
11/15/64
(a)
.................... 747 702,878
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 0.94%, 11/25/35 .... 240 224,808
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.91%, 01/25/36 .... 1,706 1,609,740
Series 2006-4A, Class A1, (LIBOR USD 1
Month + 0.35%), 0.80%, 12/25/36 .... 374 357,561
BBCMS Mortgage Trust
Series 2017-C1, Class B, 4.09%, 02/15/50 . 2,000 1,985,849
Series 2018-TALL, Class A, (LIBOR USD 1
Month + 0.72%), 1.12%, 03/15/37
(a)(b)
.. 232 226,299
Series 2021-C12, Class A5, 2.69%, 11/15/54 1,476 1,395,939
Series 2022-C15, Class A5, 1.00%,
04/15/55
(a)
.................... 600 614,424
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 898 887,162
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
................ 260 240,385
Bear Stearns Commercial Mortgage Securities
Trust, Series 2005-PWR7, Class B, 4.88%,
02/11/41
(a)
...................... 46 45,216
Benchamrk Mortgage Trust,   3.79%, 04/15/55 878 904,301
Benchmark Mortgage Trust
Series 2018-B3, Class D, 3.04%, 04/10/51
(a)
(b)
.......................... 130 110,448
Series 2018-B5, Class A3, 3.94%, 07/15/51 1,110 1,137,156
Series 2018-B5, Class C, 4.61%, 07/15/51
(a)
2,690 2,701,072
Series 2019-B10, Class 3CCA, 3.90%,
03/15/62
(a)(b)
................... 823 783,873
Series 2020-B16, Class C, 3.54%,
02/15/53
(a)
.................... 126 116,523
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ..................... USD 419 $ 415,920
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,701,116
Series 2013-1515, Class E, 3.72%, 03/10/33 100 94,620
BX Commercial Mortgage Trust
(b)
Series 2018-BIOA, Class D, (LIBOR USD 1
Month + 1.32%), 1.72%, 03/15/37
(a)
... 336 331,181
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.85%, 10/15/36
(a)
... 3,604 3,570,003
Series 2020-VIV2, Class C, 3.54%,
03/09/44
(a)
.................... 1,450 1,325,779
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(a)
.................... 180 170,798
Series 2020-VIV4, Class A, 2.84%, 03/09/44 2,938 2,748,444
Series 2021-VINO, Class D, (LIBOR USD 1
Month + 1.35%), 1.75%, 05/15/38
(a)
... 3,600 3,469,494
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 ..................... 71 68,541
Series 2019-OC11, Class D, 4.08%,
12/09/41
(a)
.................... 1,832 1,700,006
Series 2021-ARIA, Class D, (LIBOR USD 1
Month + 1.90%), 2.29%, 10/15/36
(a)
... 1,604 1,567,750
Series 2021-SOAR, Class D, (LIBOR USD 1
Month + 1.40%), 1.80%, 06/15/38
(a)
... 2,130 2,075,218
Series 2021-VIEW, Class D, (LIBOR USD 1
Month + 2.90%), 3.30%, 06/15/23
(a)
... 2,110 2,064,643
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(a)
.................... 2,214 2,087,143
Series 2022-LBA6, Class D, (TSFR1M +
2.00%), 2.30%, 01/15/39
(a)
......... 530 520,340
BXP Trust
(a)(b)
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 210 196,200
Series 2017-GM, Class D, 3.42%, 06/13/39 140 132,074
Series 2021-601L, Class D, 2.78%, 01/15/44 1,052 844,492
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 2.15%, 12/15/37
(a)(b)
.......... 815 801,235
Cassia Trust,   2.03%, 05/22/34 .......... 1,479 1,636,144
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%,
02/10/50 ..................... 280 282,435
Series 2017-CD5, Class B, 3.96%,
08/15/50
(a)
.................... 446 438,037
Series 2018-CD7, Class C, 4.85%,
08/15/51
(a)
.................... 4,250 4,254,235
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 110 111,703
Series 2017-C8, Class B, 4.20%, 06/15/50
(a)
667 662,859
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
.................... 410 412,025
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
.................... 840 842,101
CHC Commercial Mortgage Trust, Series
2019-CHC, Class B, (LIBOR USD 1 Month +
1.50%), 1.90%, 06/15/34
(a)(b)
.......... 1,600 1,576,152
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.52%,
05/10/35
(a)(b)
................... 245 242,389
Series 2014-GC19, Class C, 5.09%,
03/10/47
(a)
.................... 120 121,328
Series 2015-GC27, Class B, 3.77%,
02/10/48 ..................... 240 234,677

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
34
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-C1, Class D, 4.94%, 05/10/49
(a)
(b)
.......................... USD 110 $ 103,688
Series 2016-P3, Class C, 4.89%, 04/15/49
(a)
121 117,046
Series 2017-C4, Class A4, 3.47%, 10/12/50 290 290,286
Series 2018-C6, Class A4, 4.41%, 11/10/51 460 485,260
Series 2019-PRM, Class D, 4.35%,
05/10/36
(b)
.................... 1,800 1,775,923
Commercial Mortgage Trust
Series 2013-GAM, Class E, 3.42%,
02/10/28
(a)(b)
................... 490 458,532
Series 2014-CR15, Class C, 4.69%,
02/10/47
(a)
.................... 853 861,077
Series 2014-CR18, Class A4, 3.55%,
07/15/47 ..................... 110 108,817
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ..................... 302 299,735
Series 2015-CR24, Class B, 4.38%,
08/10/48
(a)
.................... 1,892 1,899,713
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 75 67,996
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ..................... 200 202,035
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(b)
................... 440 386,282
Credit Suisse Mortgage Capital Certificates
(a)(b)
Series 2019-ICE4, Class B, (LIBOR USD 1
Month + 1.23%), 1.63%, 05/15/36 .... 4,240 4,197,298
Series 2020-NET, Class D, 3.70%, 08/15/37 600 571,395
Series 2021-980M, Class D, 3.54%,
07/15/31 ..................... 5,810 5,313,678
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57 270 270,077
Series 2015-C4, Class D, 3.56%, 11/15/48
(a)
1,270 1,179,953
Series 2016-C5, Class B, 4.46%, 11/15/48
(a)
510 510,311
Series 2016-C5, Class C, 4.65%, 11/15/48
(a)
1,410 1,382,740
Series 2018-CX12, Class A4, 4.22%,
08/15/51
(a)
.................... 90 93,184
Series 2018-CX12, Class C, 4.74%,
08/15/51
(a)
.................... 268 268,327
Series 2019-C15, Class A4, 4.05%, 03/15/52 870 897,268
Series 2019-C16, Class C, 4.24%,
06/15/52
(a)
.................... 649 607,948
Series 2019-C18, Class D, 2.50%,
12/15/52
(b)
.................... 2,849 2,326,391
Series 2020-C19, Class A3, 2.56%, 03/15/53 1,415 1,323,691
CSMC Trust
(b)
Series 2017-CALI, Class C, 3.78%,
11/10/32
(a)
.................... 370 360,314
Series 2017-PFHP, Class A, (LIBOR USD 1
Month + 0.95%), 1.35%, 12/15/30
(a)
... 530 526,349
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 215,617
DBGS Mortgage Trust, Series 2018-5BP, Class
B, (LIBOR USD 1 Month + 0.98%), 1.38%,
06/15/33
(a)(b)
..................... 610 600,064
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 ............... 240 239,262
DBUBS Mortgage Trust
(b)
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ..................... 1,080 1,074,341
Series 2017-BRBK, Class D, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34
(a)
... 360 346,710
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class B, (LIBOR USD 1
Month + 1.38%), 1.78%, 07/15/38 .... 5,556 5,482,911
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 2.65%, 07/15/38 .... 2,244 2,210,376
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
GCT Commercial Mortgage Trust
(a)(b)
Series 2021-GCT, Class A, (LIBOR USD 1
Month + 0.80%), 1.20%, 02/15/38 .... USD 410 $ 403,020
Series 2021-GCT, Class C, (LIBOR USD 1
Month + 1.70%), 2.10%, 02/15/38 .... 2,060 2,019,286
GS Mortgage Securities Corp. II
(b)
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ..................... 800 836,020
Series 2012-TMSQ, Class D, 3.46%,
12/10/30
(a)
.................... 250 239,732
GS Mortgage Securities Corp. Trust
(b)
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ..................... 570 568,361
Series 2019-BOCA, Class A, (LIBOR USD 1
Month + 1.20%), 1.60%, 06/15/38
(a)
... 317 316,910
Series 2020-TWN3, Class B, (LIBOR USD 1
Month + 2.50%), 2.90%, 11/15/37
(a)
... 1,800 1,797,830
Series 2020-TWN3, Class D, (LIBOR USD 1
Month + 3.70%), 4.10%, 11/15/37
(a)
... 300 299,518
GS Mortgage Securities Trust
Series 2012-GCJ9, Class C, 4.45%,
11/10/45
(a)(b)
................... 380 381,025
Series 2014-GC20, Class B, 4.53%,
04/10/47
(a)
.................... 400 391,247
Series 2015-GC32, Class C, 4.42%,
07/10/48
(a)
.................... 170 166,923
Series 2015-GS1, Class A3, 3.73%,
11/10/48 ..................... 150 151,246
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
.................... 150 132,450
Series 2019-GSA1, Class C, 3.80%,
11/10/52
(a)
.................... 110 103,475
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 1,890 1,846,304
IMT Trust
(b)
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 ..................... 440 438,580
Series 2017-APTS, Class DFX, 3.50%,
06/15/34
(a)
.................... 730 707,188
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2021-MHC, Class
D, (LIBOR USD 1 Month + 1.70%), 2.10%,
04/15/38
(a)(b)
..................... 1,550 1,509,180
JPMBB Commercial Mortgage Securities
Trust
(a)
Series 2014-C22, Class B, 4.55%, 09/15/47 2,772 2,710,701
Series 2015-C33, Class D1, 4.11%,
12/15/48
(b)
.................... 553 504,286
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP6, Class A5, 3.49%, 07/15/50 270 271,609
Series 2017-JP7, Class B, 4.05%, 09/15/50 90 89,164
Series 2019-COR5, Class A3, 3.12%,
06/13/52 ..................... 390 381,234
Series 2019-COR5, Class C, 3.75%,
06/13/52 ..................... 219 204,648
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class A4, 4.21%, 06/15/51 200 208,244
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2018-AON, Class A,
4.13%, 07/05/31
(b)
................. 413 416,375
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2012-CBX, Class A4FL, (LIBOR USD
1 Month + 1.30%), 1.74%, 06/15/45
(a)(b)
. 12 12,373
Series 2015-JP1, Class C, 4.72%,
01/15/49
(a)
.................... 730 728,873

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-JP1, Class D, 4.22%,
01/15/49
(a)
.................... USD 770 $ 692,779
Series 2015-JP1, Class E, 4.22%, 01/15/49
(a)
(b)
.......................... 199 161,393
Series 2016-NINE, Class A, 2.85%,
09/06/38
(a)(b)
................... 193 186,721
Series 2018-PHH, Class A, (LIBOR USD 1
Month + 1.06%), 2.56%, 06/15/35
(a)(b)
.. 1,832 1,802,025
Series 2018-WPT, Class DFX, 5.35%,
07/05/33
(b)
.................... 1,000 1,008,445
Series 2020-609M, Class D, (LIBOR USD 1
Month + 2.77%), 3.17%, 10/15/33
(a)(b)
.. 1,300 1,258,399
Series 2022-OPO, Class D, 3.45%,
01/05/39
(a)(b)
................... 790 697,872
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.71%, 08/15/34
(a)(b)
.............. 300 287,899
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C14, Class C, 5.05%,
02/15/47
(a)
.................... 1,160 1,188,640
Series 2015-C23, Class A4, 3.72%, 07/15/50 248 249,981
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
................... 116 107,978
Series 2015-C25, Class B, 4.53%,
10/15/48
(a)
.................... 620 626,090
Series 2015-C25, Class C, 4.53%,
10/15/48
(a)
.................... 320 315,649
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 176 157,357
Series 2017-C33, Class C, 4.56%,
05/15/50
(a)
.................... 585 562,052
Morgan Stanley Capital I Trust
Series 2014-150E, Class D, 4.30%,
09/09/32
(a)(b)
................... 642 607,805
Series 2017-H1, Class B, 4.08%, 06/15/50 . 3,302 3,274,819
Series 2017-H1, Class C, 4.28%, 06/15/50
(a)
(e)
.......................... 121 124,219
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
2,440 1,941,942
Series 2017-HR2, Class D, 2.73%, 12/15/50 1,360 1,106,157
Series 2018-H3, Class A5, 4.18%, 07/15/51 37 38,228
Series 2018-H3, Class C, 4.86%, 07/15/51
(a)
220 224,667
Series 2018-H3, Class D, 3.00%, 07/15/51
(b)
291 245,783
Series 2018-H4, Class C, 5.07%, 12/15/51
(a)
150 147,890
Series 2018-L1, Class A3, 4.14%, 10/15/51 120 123,598
Series 2018-MP, Class A, 4.28%, 07/11/40
(a)
(b)
.......................... 3,761 3,839,747
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.30%, 07/15/35
(a)(b)
.. 300 296,227
Series 2019-L2, Class A4, 4.07%, 03/15/52 347 357,263
Series 2020-L4, Class D, 2.50%, 02/15/53
(b)
29 23,194
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (TSFR1M + 1.40%), 1.45%,
03/15/39
(a)(b)
..................... 1,178 1,172,833
Natixis Commercial Mortgage Securities Trust
(b)
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 1.35%, 06/15/35
(a)
... 100 96,012
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 904,330
Series 2019-LVL, Class D, 4.44%, 08/15/38 310 277,202
One Market Plaza Trust, Series 2017-1MKT,
Class D, 4.15%, 02/10/32
(b)
........... 920 911,391
Scorpio European Loan Conduit No. 34 DAC,
Series 34A, Class C, (SONIO/N + 2.22%),
2.97%, 05/17/29
(a)(b)
................ GBP 256 334,481
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.48%,
09/15/39
(a)(b)
..................... USD 460 412,577
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
................. USD 8,060 $ 7,493,667
SMRT, Series 2022-MINI, Class D, (TSFR1M +
1.95%), 2.25%, 01/15/24
(a)(b)
.......... 4,049 3,975,494
Taurus CMBS, Series 2021-UK4A, Class D,
(SONIO/N + 2.10%), 2.60%, 08/17/31
(a)(b)
.. GBP 758 971,462
TPGI Trust, Series 2021-DGWD, Class D,
(LIBOR USD 1 Month + 1.50%), 1.90%,
06/15/26
(a)(b)
..................... USD 3,400 3,297,535
UBS Commercial Mortgage Trust, Series 2018-
C12, Class B, 4.79%, 08/15/51
(a)
....... 1,160 1,185,395
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class D, 5.05%, 08/10/49
(a)
(b)
............................ 130 129,963
VMC Finance LLC, Series 2021-FL4, Class
A, (LIBOR USD 1 Month + 1.10%), 1.57%,
06/16/36
(a)(b)
..................... 5,615 5,545,451
VNDO Trust, Series 2016-350P, Class D,
3.90%, 01/10/35
(a)(b)
................ 710 665,622
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (LIBOR USD
1 Month + 1.42%), 1.86%, 01/15/59
(a)
.. 654 651,510
Series 2016-C34, Class A3FL, (LIBOR USD
1 Month + 1.04%), 1.48%, 06/15/49
(a)(b)
. 390 393,375
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(a)
.................... 200 207,922
Series 2017-C39, Class D, 4.34%,
09/15/50
(a)(b)
................... 120 107,146
Series 2017-C42, Class B, 4.00%,
12/15/50
(a)
.................... 1,500 1,488,830
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 1.24%, 12/13/31
(a)(b)
.. 397 392,191
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)(b)
................... 210 209,574
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 83 67,230
Series 2018-C45, Class C, 4.73%, 06/15/51 309 307,431
Series 2018-C46, Class B, 4.63%, 08/15/51 429 440,447
Series 2018-C48, Class B, 4.90%,
01/15/52
(a)
.................... 766 785,233
Series 2019-C49, Class B, 4.55%, 03/15/52 1,688 1,733,284
Series 2019-C49, Class C, 4.87%,
03/15/52
(a)
.................... 1,270 1,281,644
Series 2019-C50, Class B, 4.19%, 05/15/52 2,639 2,637,938
Series 2019-C50, Class C, 4.35%,
05/15/52
(e)
.................... 416 409,760
Series 2019-C52, Class C, 3.56%,
08/15/52
(e)
.................... 94 90,052
Series 2020-SDAL, Class D, (LIBOR USD 1
Month + 2.09%), 2.49%, 02/15/37
(a)(b)
.. 720 691,166
Series 2021-FCMT, Class D, (LIBOR USD 1
Month + 3.50%), 3.90%, 05/15/31
(a)(b)
.. 1,890 1,856,877
189,982,869
Interest Only Commercial Mortgage-Backed Securities — 0.4%
(a)
245 Park Avenue Trust, Series 2017-245P,
Class XA, 0.15%, 06/05/37
(b)
.......... 11,000 94,893
Banc of America Commercial Mortgage Trust
Series 2017-BNK3, Class XB, 0.60%,
02/15/50 ..................... 4,185 113,093
Series 2017-BNK3, Class XD, 1.26%,
02/15/50
(b)
.................... 2,000 106,420
BANK
Series 2019-BN20, Class XB, 0.38%,
09/15/62 ..................... 8,371 204,724

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
36
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2021-BN33, Class XA, 1.06%,
05/15/64 ..................... USD 12,291 $ 869,217
Series 2021-BN33, Class XB, 0.48%,
05/15/64 ..................... 81,230 3,174,468
BBCMS Trust, Series 2015-SRCH, Class XA,
0.93%, 08/10/35
(b)
................. 6,959 264,873
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.60%, 11/05/36
(b)
................. 65,905 979,408
Benchmark Mortgage Trust
Series 2019-B9, Class XA, (LIBOR USD 1
Month + 0.00%), 1.04%, 03/15/52 .... 3,042 173,994
Series 2020-B17, Class XB, (LIBOR USD 1
Month + 0.00%), 0.53%, 03/15/53 .... 1,560 52,198
Series 2021-B23, Class XA, 1.28%,
02/15/54 ..................... 5,787 477,713
Series 2021-B24, Class XA, 1.15%,
03/15/54 ..................... 19,413 1,450,087
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.70%, 05/10/58 .... 2,030 54,059
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.89%, 11/10/42
(b)
... 10,100 596,245
Commercial Mortgage Trust
Series 2013-CR6, Class XA, 1.00%,
03/10/46 ..................... 14,144 41,831
Series 2015-3BP, Class XA, 0.06%,
02/10/35
(b)
.................... 40,878 106,283
Series 2018-COR3, Class XD, 1.75%,
05/10/51
(b)
.................... 770 65,957
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.13%,
11/15/50 ..................... 3,170 40,447
Series 2019-C16, Class XA, 1.56%,
06/15/52 ..................... 6,737 592,133
Series 2019-C17, Class XA, 1.36%,
09/15/52 ..................... 2,063 152,833
Series 2019-C17, Class XB, 0.56%,
09/15/52 ..................... 4,040 144,915
DBGS Mortgage Trust, Series 2019-1735,
Class X, 0.29%, 04/10/37
(b)
........... 5,975 116,512
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, (LIBOR USD 1 Month + 0.00%), 1.00%,
06/10/50 ....................... 3,040 125,856
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.83%,
11/10/52 ..................... 5,360 276,708
Series 2020-GSA2, Class XA, 1.73%,
12/12/53
(b)
.................... 4,096 453,271
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.82%,
09/15/47 ....................... 887 13,749
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 51,218
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-LC11, Class XB, 0.51%,
04/15/46 ..................... 4,040 21,360
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
.................... 4,330 120,963
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP, Class XA, 1.17%,
02/15/36
(b)
...................... 2,872 155,068
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.16%,
06/15/50
(b)
.................... 3,030 288,096
Series 2019-H6, Class XB, 0.72%, 06/15/52 5,210 233,095
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2019-L2, Class XA, 1.02%, 03/15/52 USD 2,036 $ 115,612
Olympic Tower Mortgage Trust, Series 2017-
OT, Class XA, 0.38%, 05/10/39
(b)
....... 10,700 195,489
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 ..................... 17,050 511
Series 2017-1MKT, Class XNCP, 0.09%,
02/10/32
(e)
.................... 3,410 3,410
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.48%,
10/15/52 ..................... 6,726 565,665
Series 2019-C18, Class XA, 1.03%,
12/15/52 ..................... 7,205 401,132
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.25%,
08/15/49
(b)
.................... 1,180 53,088
Series 2019-C50, Class XA, 1.41%,
05/15/52 ..................... 12,577 940,677
13,887,271
Total Non-Agency Mortgage-Backed Securities — 6.8%
(Cost: $281,789,905) .............................. 267,151,015
Beneficial Interest
(000)
Other Interests
(j)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(e)(h)( i )
....... 16,030 —
Total Other Interests — 0.0%
(Cost: $0) ..................................... —
Par (000)
Pa r (000)
Capital Trusts
(a)(f)
Banks — 0.1%
Bank of America Corp., Series FF, (LIBOR USD
3 Month + 2.93%), 5.87% ............ 2,700 2,726,460
Citigroup, Inc., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.42%),
3.88% ......................... 1,308 1,232,790
3,959,250
Capital Markets — 0.3%
Bank of New York Mellon Corp. (The)
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.35%),
3.70% ....................... 3,100 2,945,000
Series F, (LIBOR USD 3 Month + 3.13%),
4.62% ....................... 1,874 1,845,890
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ...... 3,200 2,873,984
State Street Corp.
Series F, (LIBOR USD 3 Month + 3.60%),
4.42% ....................... 370 369,894
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ....................... 3,780 3,734,640
11,769,408
Total Capital Trusts — 0.4%
(Cost: $16,652,499) ............................... 15,728,658

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Federal National Mortgage Association,
6.63%, 11/15/30 .................. USD 1,500 $ 1,965,895
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Series 1591, Class PK, 6.35%, 10/15/23 .. 59 60,923
Series 2996, Class MK, 5.50%, 06/15/35 .. 4 3,777
Federal National Mortgage Association, Series
2005-29, Class WB, 4.75%, 04/25/35 .... 32 33,192
97,892
Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Variable
Rate Notes
Series 2018-K80, Class B,
4.23%, 08/25/50
(b)
............... 340 341,218
Series 2018-SB53, Class A10F,
3.62%, 06/25/28 ................ 276 278,385
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2006-M2, Class
A2A, 5.27%, 10/25/32 .............. 2,182 2,246,184
2,865,787
Interest Only Commercial Mortgage-Backed Securities — 0.4%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates, Series
KL06, Class XFX, 1.36%, 12/25/29 ...... 1,480 115,975
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(a)
Series K104, Class X1, 1.12%, 01/25/30 .. 14,079 1,013,119
Series K105, Class X1, 1.52%, 01/25/30 .. 15,225 1,500,103
Series K110, Class X1, 1.70%, 04/25/30 .. 6,683 729,026
Series K111, Class X1, 1.57%, 05/25/30 .. 4,354 455,244
Series K113, Class X1, 1.39%, 06/25/30 .. 16,599 1,537,235
Series K115, Class X1, 1.33%, 06/25/30 .. 35,655 3,195,640
Series K120, Class X1, 1.04%, 10/25/30 .. 41,214 2,926,662
Series K121, Class X1, 1.02%, 10/25/30 .. 3,076 215,710
Series K122, Class X1, 0.88%, 11/25/30 .. 23,576 1,447,951
Series KL05, Class X1P, 0.89%, 06/25/29 . 13,486 784,555
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2013-30, 0.60%, 09/16/53 ....... 1,103 17,169
Series 2013-78, 0.31%, 10/16/54 ....... 1,197 18,550
Series 2015-22, 0.54%, 03/16/55 ....... 1,065 22,918
Series 2015-37, 0.67%, 10/16/56 ....... 220 7,271
Series 2015-48, 0.68%, 02/16/50 ....... 292 8,159
Series 2016-96, 0.76%, 12/16/57 ....... 909 37,224
14,032,511
Mortgage-Backed Securities — 36.6%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 ........... 3,887 3,853,284
3.00%, 09/01/27 - 12/01/46 ........... 4,581 4,606,713
3.50%, 04/01/42 - 01/01/48 ........... 4,774 4,864,658
4.00%, 08/01/40 - 12/01/45 ........... 1,865 1,946,147
4.50%, 02/01/39 - 04/01/49 ........... 15,126 15,992,906
5.00%, 07/01/35 - 11/01/48 ........... 2,304 2,487,902
5.50%, 05/01/36 - 06/01/41 ........... 1,414 1,556,750
6.00%, 06/01/29 - 12/01/32 ........... 3 3,455
8.00%, 11/01/22 .................. —
(l)
14
Federal National Mortgage Association
4.00%, 01/01/41 .................. 89 93,078
7.00%, 06/01/32 .................. 8 8,068
Government National Mortgage Association
2.00%, 08/20/50 - 11/20/50 ........... 16,073 15,357,899
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.00%, 04/15/52 - 05/15/52
(k)
.......... USD 46,993 $ 44,700,318
2.50%, 10/20/51 - 12/20/51 ........... 27,430 26,639,799
2.50%, 04/15/52 - 05/15/52
(k)
.......... 34,305 33,253,931
3.00%, 12/20/44 - 02/15/45 ........... 466 463,165
3.00%, 04/15/52 - 05/15/52
(k)
.......... 45,705 45,114,004
3.50%, 01/15/42 - 04/20/48 ........... 10,026 10,245,598
3.50%, 04/15/52
(k)
................. 23,642 23,771,292
4.00%, 04/20/39 - 05/20/50 ........... 10,465 10,834,663
4.00%, 04/15/52 - 05/15/52
(k)
.......... 5,988 6,096,221
4.50%, 12/20/39 - 04/20/50 ........... 7,943 8,384,735
4.50%, 04/15/52
(k)
................. 86 88,903
5.00%, 12/15/38 - 07/20/41 ........... 2,546 2,794,900
5.50%, 03/15/32 - 11/15/33 ........... 3 2,903
6.00%, 12/15/36 .................. 42 44,758
7.50%, 11/15/29 .................. —
(l)
305
Uniform Mortgage-Backed Securities
1.50%, 04/25/37 - 04/25/52
(k)
.......... 80,590 73,597,408
1.50%, 11/01/41 - 12/01/41 ........... 36,873 33,424,525
2.00%, 10/01/31 - 02/01/52 ........... 96,275 89,791,040
2.00%, 04/25/37 - 05/25/52
(k)
.......... 223,420 209,202,290
2.50%, 09/01/27 - 02/01/52 ........... 113,362 109,487,986
2.50%, 04/25/37 - 05/25/52
(k)
.......... 124,675 118,968,055
3.00%, 04/01/28 - 08/01/50 ........... 55,460 55,206,625
3.00%, 04/25/37 - 05/25/52
(k)
.......... 41,248 40,338,312
3.50%, 08/01/27 - 01/01/51 ........... 72,466 73,243,868
3.50%, 04/25/52 - 05/25/52
(k)
.......... 120,587 120,723,900
4.00%, 08/01/33 - 05/01/52 ........... 58,560 60,539,360
4.00%, 04/25/52 - 05/25/52
(k)
.......... 119,102 121,402,817
4.50%, 02/01/25 - 12/01/49 ........... 39,582 41,853,167
5.00%, 11/01/32 - 05/01/49 ........... 4,628 4,945,565
5.00%, 04/25/52
(k)
................. 10,905 11,472,827
5.50%, 12/01/31 - 04/01/41 ........... 3,309 3,606,056
6.00%, 07/01/29 - 06/01/41 ........... 4,858 5,387,263
6.50%, 05/01/40 .................. 996 1,099,005
1,437,496,438
Total U.S. Government Sponsored Agency Securities — 37.1%
(Cost: $1,487,179,145) ............................ 1,456,458,523
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 ........... 4,474 5,595,793
4.50%, 08/15/39 .................. 1,764 2,276,869
4.38%, 11/15/39 .................. 1,764 2,242,416
4.63%, 02/15/40 .................. 2,710 3,550,735
1.13%, 05/15/40 - 08/15/40 ........... 29,168 22,924,794
3.88%, 08/15/40 .................. 2,710 3,236,968
1.38%, 11/15/40 .................. 14,584 11,922,990
1.75%, 08/15/41 .................. 365 316,352
3.13%, 02/15/43 .................. 6,784 7,301,280
2.88%, 05/15/43 - 11/15/46 ........... 13,320 13,894,766
3.63%, 08/15/43 .................. 6,784 7,870,500
3.75%, 11/15/43 .................. 6,784 8,023,670
2.50%, 02/15/45
(m)
................. 36,899 35,939,050
2.75%, 11/15/47
(m)
................. 36,899 38,285,595
3.00%, 02/15/48
(m)
................. 43,435 47,322,093
2.25%, 08/15/49 - 02/15/52 ........... 8,910 8,473,207
U.S. Treasury Notes
1.75%, 04/30/22 - 11/15/29 ........... 194,795 192,740,615
2.13%, 12/31/22 - 05/15/25 ........... 40,484 40,282,454
0.50%, 03/15/23 - 05/31/27 ........... 87,883 84,231,696
0.13%, 03/31/23 - 05/31/23 ........... 25,683 25,223,516
0.25%, 04/15/23 .................. 55,882 55,024,124
2.75%, 05/31/23 .................. 13,062 13,188,538
1.50%, 10/31/24 - 08/15/26 ........... 104,523 101,647,466

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
38
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.00%, 02/15/25 .................. USD 16,322 $ 16,092,472
0.38%, 04/30/25 - 12/31/25 ........... 106,001 99,002,602
0.75%, 05/31/26 .................. 10,210 9,496,098
1.63%, 11/30/26 - 05/15/31 ........... 32,179 30,836,574
2.38%, 05/15/27 - 05/15/29 ........... 16,772 16,711,388
2.25%, 08/15/27
(n)
................. 45,063 44,577,165
1.25%, 03/31/28 - 05/31/28 ........... 13,368 12,455,738
2.88%, 08/15/28 .................. 3,916 4,012,523
3.13%, 11/15/28 .................. 5,507 5,733,949
2.63%, 02/15/29 .................. 8,146 8,244,007
1.50%, 02/15/30
(n)
................. 11,434 10,719,375
1.13%, 02/15/31 .................. 1,591 1,436,561
Total U.S. Treasury Obligations — 25.3%
(Cost: $1,048,685,868) ............................ 990,833,939
Total Long-Term Investments — 114.5%
(Cost: $4,691,105,583) ............................ 4,490,607,384
Shares
Shares
Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21%
(o)(p)
.................. 314,970,512 314,970,512
Total Short-Term Securities — 8.0%
(Cost: $314,970,512) .............................. 314,970,512
Total Options Purchased — 0.0%
( Cost: $861,988 ) ................................. 1,821,633
Total Investments Before Options Written and TBA Sale
Commitments — 122.5%
(Cost: $5,006,938,083 ) ............................ 4,807,399,529
Total Options Written — (0.0)%
(Premium Received — $(330,787)) .................... (602,128)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
(k)
Mortgage-Backed Securities — (5.4)%
Government National Mortgage Association
3.00% ,  04/15/52 .................. USD (2,385) $ (2,357,317)
3.50% ,  04/15/52 - 05/15/52 ........... (482) (483,442)
4.00% ,  04/15/52 - 05/15/52 ........... (1,220) (1,243,300)
4.50% ,  04/15/52 .................. (869) (898,329)
Uniform Mortgage-Backed Securities
1.50% ,  04/25/37 - 04/25/52 ........... (45,408) (41,203,880)
3.00% ,  04/25/37 - 04/25/52 ........... (26,663) (26,091,736)
3.50% ,  04/25/37 - 04/25/52 ........... (27,689) (27,851,919)
2.00% ,  04/25/52 .................. (10,742) (9,970,899)
2.50% ,  04/25/52 .................. (41,531) (39,623,074)
4.00% ,  04/25/52 - 05/25/52 ........... (51,049) (51,983,668)
4.50% ,  04/25/52 - 05/25/52 ........... (10,765) (11,153,718)
Total TBA Sale Commitments — (5.4)%
(Proceeds: $(214,209,919)) ......................... (212,861,282)
Total Investments Net of Options Written and TBA Sale
Commitments — 117.1%
(Cost: $4,792,397,377 ) ............................ 4,593,936,119
Liabilities in Excess of Other Assets — (17.1)% ............ (672,240,527)
Net Assets — 100.0% ............................... $ 3,921,695,592
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Perpetual security with no stated maturity date.
(g)
Zero-coupon bond.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Non-income producing security.
(j)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)
Represents or includes a TBA transaction.
(l)
Rounds to less than 1,000.
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(n)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(o)
Annualized 7-day yield as of period end.
(p)
Affiliate of the Fund.

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 213,787,818 $ 101,182,694 $ — $ — $ — $ 314,970,512 314,970,512 $ 32,962 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
40
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 76 06/08/22 $ 13,339 $ (58,415)
U.S. Treasury Long Bond .................................................... 565 06/21/22 84,891 (2,044,909)
U.S. Treasury Ultra Bond .................................................... 520 06/21/22 92,186 (3,088,469)
U.S. Treasury 2 Year Note .................................................... 583 06/30/22 123,468 (1,220,229)
U.S. Treasury 5 Year Note .................................................... 219 06/30/22 25,086 20,743
(6,391,279)
Short Contracts
Euro-BTP ............................................................... 144 06/08/22 22,033 874,735
Euro- Buxl ............................................................... 58 06/08/22 11,947 883,669
U.S. Treasury 10 Year Note ................................................... 111 06/21/22 13,627 10,035
U.S. Treasury 10 Year Ultra Note ............................................... 637 06/21/22 86,314 2,172,207
3,940,646
$ (2,450,633)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 1,220,000 USD 883,936 Morgan Stanley & Co. International plc 04/20/22 $ 29,158
BRL 5,917,275 USD 1,170,000 Deutsche Bank AG 04/20/22 67,201
CAD 1,119,460 USD 890,000 Barclays Bank plc 04/20/22 5,400
CLP 705,760,000 USD 880,000 Barclays Bank plc 04/20/22 14,476
COP 3,340,800,000 USD 870,000 Deutsche Bank AG 04/20/22 13,541
EUR 1,060,000 USD 1,165,844 Barclays Bank plc 04/20/22 7,322
MXN 29,889,244 USD 1,460,000 Morgan Stanley & Co. International plc 04/20/22 38,542
MXN 17,187,765 USD 850,000 Natwest Markets plc 04/20/22 11,734
SEK 11,381,936 USD 1,190,000 Bank of America NA 04/20/22 20,878
TRY 13,178,000 USD 880,000 Citibank NA 04/20/22 7,791
USD 880,000 JPY 103,703,195 JPMorgan Chase Bank NA 04/20/22 27,904
RUB 30,617,611 USD 347,927 Goldman Sachs International 05/24/22 61,820
RUB 69,826,600 USD 588,013 HSBC Bank plc 05/24/22 346,458
USD 16,423,369 CNY 104,623,103 BNP Paribas SA 05/24/22 11,403
USD 167,609 JPY 19,732,000 Bank of America NA 06/15/22 5,209
668,837
USD 2,080,400 IDR 30,020,154,516 Bank of America NA 04/18/22 (11,408)
USD 1,881,328 IDR 27,130,635,580 Deutsche Bank AG 04/18/22 (9,135)
JPY 104,406,183 USD 880,000 State Street Bank and Trust Co. 04/20/22 (22,128)
USD 1,170,000 BRL 5,775,869 HSBC Bank plc 04/20/22 (37,635)
USD 890,000 CAD 1,135,715 Deutsche Bank AG 04/20/22 (18,401)
USD 880,000 CLP 714,384,000 Citibank NA 04/20/22 (25,406)
USD 860,000 COP 3,271,870,000 Barclays Bank plc 04/20/22 (5,311)
USD 1,750,000 COP 6,678,787,500 Citibank NA 04/20/22 (16,339)
USD 2,332,795 EUR 2,120,000 Bank of New York Mellon 04/20/22 (13,537)
USD 880,000 TRY 13,704,085 Goldman Sachs International 04/20/22 (43,233)
USD 1,780,000 ZAR 26,862,153 UBS AG 04/20/22 (54,567)
USD 981,738 MXN 20,321,545 BNP Paribas SA 05/24/22 (30,623)
USD 2,712,874 RUB 209,480,000 HSBC Bank plc 05/24/22 (90,541)
USD 429,346 AUD 593,000 UBS AG 06/15/22 (14,957)
USD 1,054,192 CAD 1,344,000 Morgan Stanley & Co. International plc 06/15/22 (20,681)
USD 51,590,988 EUR 46,885,000 BNP Paribas SA 06/15/22 (422,453)

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 109,579 GBP 84,000 Toronto Dominion Bank 06/15/22 $ (736)
(837,091)
$ (168,254)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10 Year Note ..................... 1,369 05/20/22 USD 119.00 USD 136,900 $ 363,641
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10 Year Note ...................... 11 04/22/22 USD 121.50 USD 1,100 $ (4,297)
U.S. Treasury 10 Year Note ...................... 38 04/22/22 USD 123.00 USD 3,800 (35,031)
$ (39,328)
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
3Yx1Y Interest Rate Swap
(a)
. 2.02% Semi-Annual 1 day SOFR Quarterly Bank of America NA 05/04/22 2.02 % USD 703,950 $ 1,457,992
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
3Yx1Y Interest Rate Swap
(a)
. 1 day SOFR At Termination 2.32% At Termination Bank of America NA 05/04/22 2.32 % USD 703,950 $ (562,800)
(a)
Forward settling swaption.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 3.50% At Termination 03/31/27 USD 18,313 $ 119,417 $ — $ 119,417
1 month USCPI At Termination 3.52% At Termination 03/31/27 USD 18,313 139,378 — 139,378
2.46% At Termination 1 month USCPI At Termination 03/24/31 USD 1,833 203,210 54,302 148,908
1 month USCPI At Termination 2.47% At Termination 04/26/31 USD 24,196 (2,600,851) — (2,600,851)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
42
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.64% At Termination 05/21/31 USD 21,450 $ (1,901,437) $ — $ (1,901,437)
1 month USCPI At Termination 2.89% At Termination 10/29/31 USD 9,243 (345,994) — (345,994)
1 month USCPI At Termination 2.88% At Termination 11/01/31 USD 9,224 (354,773) — (354,773)
1 month USCPI At Termination 2.76% At Termination 11/05/31 USD 9,659 (486,645) — (486,645)
1 month USCPI At Termination 2.77% At Termination 11/05/31 USD 9,659 (484,127) — (484,127)
1 month USCPI At Termination 2.80% At Termination 11/08/31 USD 4,036 (188,136) — (188,136)
1 month USCPI At Termination 2.82% At Termination 11/10/31 USD 5,623 (247,073) — (247,073)
1 month USCPI At Termination 2.89% At Termination 11/15/31 USD 4,830 (175,816) — (175,816)
1 month USCPI At Termination 2.93% At Termination 11/15/31 USD 4,830 (159,249) — (159,249)
1 month USCPI At Termination 2.89% At Termination 02/28/32 USD 9,473 (168,751) — (168,751)
1 month USCPI At Termination 3.06% At Termination 04/04/32 USD 7,086 — — —
$ (6,650,847) $ 54,302 $ (6,705,149)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/27 USD 1,439 $ (41,618) $ (34,986) $ (6,632)
Republic of Chile .......... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 1,076 (16,149) (6,259) (9,890)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 12,588 547,216 699,816 (152,600)
Republic of Indonesia ....... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 2,302 (18,360) 28,253 (46,613)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 1,320 201 (1,894) 2,095
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 1,660 255 (3,574) 3,829
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 15,258 2,325 96,696 (94,371)
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 1,278 (7,609) 15,685 (23,294)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 1,029 (6,123) 12,789 (18,912)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 859 (5,112) 10,538 (15,650)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 719 (4,280) 8,823 (13,103)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,568 (9,333) 20,717 (30,050)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 440 44,700 14,164 30,536
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 288 29,258 15,155 14,103
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 464 (396) (68) (328)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 1,083 (926) (814) (112)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 258 62,901 23,766 39,135
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 10 2,330 564 1,766
CMBX.NA.13.BBB- ........ 3.00 Monthly Goldman Sachs International 12/16/72 USD 254 24,097 13,497 10,600
CMBX.NA.13.BBB- ........ 3.00 Monthly Goldman Sachs International 12/16/72 USD 254 24,097 13,166 10,931
$ – $ – $ –
$ 627,474 $ 926,034 $ (298,560)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.3.AM ....... 0.50 % Monthly
Credit Suisse
International 12/13/49 NR USD — $ — $ (4) $ 4
CMBX.NA.3.AM ....... 0.50 Monthly
Goldman Sachs
International 12/13/49 NR USD — — (11) 11
CMBX.NA.3.AM ....... 0.50 Monthly
JPMorgan Chase Bank
NA 12/13/49 NR USD 1 — (54) 54
CMBX.NA.9.A ........ 2.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 508 (3,199) (718) (2,481)
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 352 (35,760) (34,249) (1,511)

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3.00 % Monthly Deutsche Bank AG 09/17/58 NR USD 531 $ (53,945) $ (58,266) $ 4,321
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 280 (28,446) (29,632) 1,186
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 170 (17,271) (36,834) 19,563
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 240 (24,382) 241 (24,623)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 210 (21,334) (53,323) 31,989
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 207 (21,030) (23,106) 2,076
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A- USD 4,050 (34,058) (159,558) 125,500
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A- USD 2,020 (16,987) (80,946) 63,959
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 35 (3,882) (2,749) (1,133)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB USD 268 (65,230) (20,383) (44,847)
$ (325,524) $ (499,592) $ 174,068
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day Fed Funds At Termination 1.18% At Termination 07/27/22
(a)
09/21/22 USD 1,345,530 $ (1,025,816) $ — $ (1,025,816)
1 day Fed Funds At Termination 1.20% At Termination 07/27/22
(a)
09/21/22 USD 1,297,475 (944,994) — (944,994)
1 day Fed Funds At Termination 1.24% At Termination 07/27/22
(a)
09/21/22 USD 205,308 (136,185) — (136,185)
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 844 (15,162) — (15,162)
2.93% Semi-Annual 3 month LIBOR Quarterly N/A 08/24/28 USD 1,870 (56,401) — (56,401)
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 1,035 (58,295) — (58,295)
28 day MXIBTIIE Monthly 7.60% Monthly N/A 01/01/32 MXN 67,819 (131,733) — (131,733)
28 day MXIBTIIE Monthly 7.57% Monthly N/A 01/12/32 MXN 76,046 (158,471) — (158,471)
28 day MXIBTIIE Monthly 7.53% Monthly N/A 01/23/32 MXN 44,811 (98,095) — (98,095)
28 day MXIBTIIE Monthly 8.29% Monthly N/A 03/17/32 MXN 40,118 17,470 — 17,470
$ (2,607,682) $ — $ (2,607,682)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 6,530,622 $ 625,787 $ — $ 625,787
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 6,530,622 (657,510) — (657,510)
1 day
BZDIOVER At Termination 11.47% At Termination
Goldman Sachs
International 01/02/24 BRL 20,910 (37,083) — (37,083)
$ (68,806) $ — $ (68,806)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
44
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.04%
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.02
1 day Fed Funds ...................................... 1 day Fed Funds 0.33
1 day SOFR ......................................... Secured Overnight Financing Rate 0.16
1 month USCPI ....................................... U.S. Consumer Price Index 8.50
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 6.72
3 month LIBOR ....................................... London Interbank Offered Rate 0.96
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 54,302 $ — $ 425,173 $ (9,738,004) $ —
OTC Swaps ..................................................... 973,870 (547,428) 987,445 (1,180,743) —
Options Written ................................................... N/A N/A 9,879 (281,220) (602,128)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 3,961,389 $ — $ 3,961,389
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 668,837 — — 668,837
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 1,821,633 — 1,821,633
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 17,470 407,703 425,173
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 1,335,528 — — 625,787 — 1,961,315
$ — $ 1,335,528 $ — $ 668,837 $ 6,426,279 $ 407,703 $ 8,838,347
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 6,412,022 — 6,412,022
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 837,091 — — 837,091
Options written
(b)
Options written at value ..................... — — — — 602,128 — 602,128
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 2,625,152 7,112,852 9,738,004
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 1,033,578 — — 694,593 — 1,728,171
$ — $ 1,033,578 $ — $ 837,091 $ 10,333,895 $ 7,112,852 $ 19,317,416
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended March 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 5,936,108 $ — $ 5,936,108
Forward foreign currency exchange contracts .... — — — 100,192 — — 100,192
Options purchased
(a)
.................... — — — 466,711 3,745,896 — 4,212,607
Options written ........................ — — — — (4,625,942) — (4,625,942)
Swaps .............................. — 280,331 — — 294,791 (3,811,631) (3,236,509)
$ — $ 280,331 $ — $ 566,903 $ 5,350,853 $ (3,811,631) $ 2,386,456
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — — — (2,361,032) — (2,361,032)
Forward foreign currency exchange contracts .... — — — (893,155) — — (893,155)
Options purchased
(b)
.................... — — — 9,240 2,853,428 — 2,862,668
Options written ........................ — — — — (167,546) — (167,546)
Swaps .............................. — (564,082) — — (2,050,924) (3,734,788) (6,349,794)
$ — $ (564,082) $ — $ (883,915) $ (1,726,074) $ (3,734,788) $ (6,908,859)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 453,815,986
Average notional value of contracts — short ................................................................................. $ 213,493,550
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 105,453,238
Average amounts sold — in USD ........................................................................................ $ 34,869,705
Options
Average value of option contracts purchased ................................................................................ $ 271,584
Average value of option contracts written ................................................................................... $ 52,389
Average notional value of swaption contracts purchased ......................................................................... $ 374,475,000
Average notional value of swaption contracts written ........................................................................... $ 475,725,000
Credit default swaps
Average notional value — buy protection ................................................................................... $ 48,820,313
Average notional value — sell protection ................................................................................... $ 13,400,467
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 27,529,009
Average notional value — receives fixed rate ................................................................................ $ 1,443,146,790
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ 1,833,000
Average notional value — receives fixed rate ................................................................................ $ 129,341,630
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,295,770 $ 570,388
Forward foreign currency exchange contracts ................................................................. 668,837 837,091
Options
(a)(b)
........................................................................................ 1,821,633 602,128
Swaps — centrally cleared .............................................................................. 529,484 —
Swaps — OTC
(c)
.................................................................................... 1,961,315 1,728,171
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 6,277,039 $ 3,737,778
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,188,895) (609,716)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 4,088,144 $ 3,128,062
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
46
Schedule of Investments
(unaudited) (continued)
March 31, 2022
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 2,109,866 $ (1,231,718) $ (878,148) $ — $ —
Barclays Bank plc ................................ 27,198 (5,311) — — 21,887
BNP Paribas SA ................................. 11,403 (11,403) — — —
Citibank NA .................................... 7,791 (7,791) — — —
Citigroup Global Markets, Inc. ........................ 44,700 — — — 44,700
Credit Suisse International .......................... 15,689 (15,689) — — —
Deutsche Bank AG ............................... 287,311 (287,311) — — —
Goldman Sachs International ........................ 845,204 (330,789) — (420,000) 94,415
HSBC Bank plc .................................. 346,458 (128,176) (218,282) — —
JPMorgan Chase Bank NA .......................... 27,958 (27,958) — — —
JPMorgan Securities LLC ........................... 84,794 (40,716) — — 44,078
Morgan Stanley & Co. International plc .................. 268,038 (268,038) — — —
Natwest Markets plc .............................. 11,734 — — — 11,734
$ 4,088,144 $ (2,354,900) $ (1,096,430) $ (420,000) $ 216,814
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(e)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(d)(f)
Bank of America NA .............................. $ 1,231,718 $ (1,231,718) $ — $ — $ —
Bank of New York ................................ 13,537 — — — 13,537
Barclays Bank plc ................................ 5,311 (5,311) — — —
BNP Paribas SA ................................. 453,076 (11,403) — — 441,673
Citibank NA .................................... 41,745 (7,791) — — 33,954
Credit Suisse International .......................... 88,528 (15,689) — — 72,839
Deutsche Bank AG ............................... 382,300 (287,311) — — 94,989
Goldman Sachs International ........................ 330,789 (330,789) — — —
HSBC Bank plc .................................. 128,176 (128,176) — — —
JPMorgan Chase Bank NA .......................... 41,672 (27,958) — — 13,714
JPMorgan Securities LLC ........................... 40,716 (40,716) — — —
Morgan Stanley & Co. International plc .................. 278,106 (268,038) — — 10,068
State Street Bank and Trust Co. ...................... 22,128 — — — 22,128
Toronto Dominion Bank ............................ 736 — — — 736
UBS AG ...................................... 69,524 — (69,524) — —
$ 3,128,062 $ (2,354,900) $ (69,524) $ — $ 703,638
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged from the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 393,619,195 $ 3,965,393 $ 397,584,588
Corporate Bonds ........................................ — 1,256,671,063 — 1,256,671,063
Foreign Agency Obligations ................................. — 17,548,877 — 17,548,877
Foreign Government Obligations .............................. — 58,765,409 — 58,765,409
Municipal Bonds ......................................... — 29,865,312 — 29,865,312
Non-Agency Mortgage-Backed Securities ........................ — 265,263,686 1,887,329 267,151,015
Other Interests .......................................... — — — —
Capital Trusts ........................................... — 15,728,658 — 15,728,658
U.S. Government Sponsored Agency Securities .................... — 1,456,458,523 — 1,456,458,523
U.S. Treasury Obligations ................................... — 990,833,939 — 990,833,939
Short-Term Securities ....................................... 314,970,512 — — 314,970,512
Options Purchased
Interest rate contracts ...................................... 363,641 1,457,992 — 1,821,633
Liabilities
Investments
TBA Sale Commitments .................................... — (212,861,282) — (212,861,282)
$ 315,334,153 $ 4,273,351,372 $ 5,852,722 $ 4,594,538,247
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 361,658 $ — $ 361,658
Foreign currency exchange contracts ............................ — 668,837 — 668,837
Interest rate contracts ....................................... 3,961,389 643,257 — 4,604,646
Other contracts ........................................... — 407,703 — 407,703
Liabilities
Credit contracts ........................................... — (486,150) — (486,150)
Foreign currency exchange contracts ............................ — (837,091) — (837,091)
Interest rate contracts ....................................... (6,451,350) (3,882,545) — (10,333,895)
Other contracts ........................................... — (7,112,852) — (7,112,852)
$ (2,489,961) $ (10,237,183) $ — $ (12,727,144)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
48
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
AlbaCore EURO CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.96%), 5.96%,
10/18/34
(b)
...................... EUR 1,400 $ 1,466,515
Anchorage Capital Europe CLO 2 DAC, Series
2X, Class ER, (EURIBOR 3 Month + 6.45%),
6.45%, 04/15/34
(b)
................. 1,561 1,657,161
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(b)
................. 884 924,597
ARBOUR CLO VIII DAC, Series 8X, Class
ER, (EURIBOR 3 Month + 6.11%), 6.11%,
10/15/34
(b)
...................... 700 713,680
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(c)
...................... USD 11,500 346,035
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 6.08%,
06/22/34
(b)
...................... EUR 500 508,193
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(b)
...................... 620 631,897
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 5.91%,
07/22/34
(b)
...................... 500 514,548
BBAM European CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 6.11%), 6.11%,
10/15/34
(b)
...................... 1,400 1,451,561
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.73%,
07/20/31
(b)
...................... 400 405,367
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 5.97%,
08/20/35
(b)
...................... 1,000 1,024,204
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (EURIBOR 3 Month + 6.21%),
6.21%, 02/25/34
(b)
................. 1,000 1,028,665
Cairn CLO XIV DAC, Series 2021-14X, Class
E, (EURIBOR 3 Month + 6.11%), 6.11%,
10/29/34
(b)
...................... 1,400 1,447,277
Capital Four CLO III DAC, Series 3X, Class
E, (EURIBOR 3 Month + 6.06%), 6.06%,
10/15/34
(b)
...................... 1,020 1,039,301
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A, Class SBB1, (LIBOR USD 3
Month + 8.50%), 8.75%, 07/20/32
(c)
..... USD 435 420,225
Contego CLO IX DAC, Series 9X, Class E,
(EURIBOR 3 Month + 6.01%), 6.01%,
01/24/34
(b)
...................... EUR 674 694,295
Contego CLO VIII DAC, Series 8X, Class
ER, (EURIBOR 3 Month + 6.06%), 6.06%,
01/25/34
(b)
...................... 1,400 1,455,013
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 06/22/34
(b)
................. 263 263,817
Fair Oaks Loan Funding III DAC, Series 3X,
Class ER, (EURIBOR 3 Month + 6.11%),
6.11%, 10/15/34
(b)
................. 1,039 1,074,231
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.19%,
07/15/31
(c)
...................... USD 250 244,602
Greene King Finance plc, Series B2,  (SONIO/N
+ 2.20%), 2.64%, 03/15/36
(b)
.......... GBP 100 107,059
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(b)
...................... EUR 1,125 1,169,896
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 5.99%,
07/15/34
(b)
...................... EUR 770 $ 801,885
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32
(b)
...................... 244 265,579
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(c)(d)
............ USD 2,000 —
Neuberger Berman Loan Advisers Euro CLO
DAC, Series 2021-2X, Class E, (EURIBOR 3
Month + 6.06%), 6.06%, 04/15/34
(b)
..... EUR 1,223 1,245,064
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/34
(b)
........... 200 206,273
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 6.06%, 07/22/34
(b)
........... 500 507,474
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(b)
................. 500 512,969
OCP Euro CLO DAC
(b)
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 .... 1,347 1,403,114
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 .... 900 908,512
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 6.02%, 04/20/33 .... 300 306,814
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 6.26%,
07/18/34
(b)
...................... 1,000 1,011,062
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 5.95%,
07/16/34
(b)
...................... 613 603,551
Seneca Park CLO Ltd., Series 2014-1A, Class
SUB, 0.00%, 07/17/26
(c)
............. USD 2,500 7,100
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 6.02%,
07/15/35
(b)
...................... EUR 670 691,410
Total Asset-Backed Securities — 0.1%
(Cost: $42,654,577) ............................... 27,058,946
Shares
Shares
Common Stocks
Auto Components — 0.0%
Lear Corp. ........................ 2,755 392,836
Building Products — 0.0%
AZEK Co., Inc. (The)
(e)
................ 14,842 368,675
Chemicals — 0.2%
Diversey Holdings Ltd.
(e)
............... 2,080,412 15,748,719
Element Solutions, Inc. ................ 1,010,137 22,122,000
37,870,719
Commercial Services & Supplies — 0.0%
FreedomPay , Inc.
(d)(e)
................. 314,534 3
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(e)
.......... 542,581 4,275,538
Diversified Telecommunication Services — 0.0%
Liberty Global plc, Class A
(e)
............. 25,595 652,929

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Electrical Equipment — 0.1%
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$21,863,306)
(f)
.................... 2,223,387 $ 18,076,136
Sensata Technologies Holding plc
(e)
....... 274,447 13,955,630
32,031,766
Equity Real Estate Investment Trusts (REITs) — 0.5%
Gaming and Leisure Properties, Inc. ....... 861,582 40,434,043
VICI Properties, Inc. .................. 2,387,809 67,957,044
108,391,087
Hotels, Restaurants & Leisure — 0.1%
Aramark .......................... 319,453 12,011,433
NEW Top YK
(d)(e)
.................... 33,516 —
12,011,433
IT Services — 0.1%
(e)
Square, Inc., Class A ................. 53,398 7,240,769
Twilio , Inc., Class A .................. 26,405 4,351,808
11,592,577
Life Sciences Tools & Services — 0.2%
(e)
Avantor , Inc. ....................... 682,902 23,095,746
Syneos Health, Inc. .................. 309,110 25,022,454
48,118,200
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.
(e)
..... 4,249,634 14,703,734
Metals & Mining — 0.1%
Constellium SE, Class A
(e)
.............. 1,740,611 31,330,998
Oil, Gas & Consumable Fuels — 1.2%
Cheniere Energy, Inc. ................. 147,573 20,460,997
Chesapeake Energy Corp. ............. 800,138 69,612,006
Diamondback Energy, Inc. .............. 113,360 15,539,389
DT Midstream, Inc. ................... 306,170 16,612,784
Energy Transfer LP .................. 5,655,591 63,286,063
EQT Corp.
(e)
....................... 485,463 16,704,782
KCAD Holdings I Ltd.
(d)(e)
............... 4,067,849,248 40,679
Matador Resources Co. ............... 241,332 12,785,769
Occidental Petroleum Corp. ............. 71,461 4,054,697
Pioneer Natural Resources Co. .......... 46,337 11,585,640
Targa Resources Corp. ................ 225,035 16,983,391
247,666,197
Road & Rail — 0.1%
Uber Technologies, Inc.
(e)
.............. 507,516 18,108,171
Semiconductors & Semiconductor Equipment — 0.0%
(e)
Maxeon Solar Technologies Ltd. .......... 171 2,476
SunPower Corp. .................... 1,369 29,406
31,882
Software — 0.1%
Informatica , Inc., Class A
(e)(g)
............ 887,750 17,524,185
Total Common Stocks — 2.8%
(Cost: $489,923,418) .............................. 585,070,930
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 2.7%
Bombardier, Inc.
(c)
7.50%, 12/01/24 .................. USD 10,771 11,121,057
7.50%, 03/15/25 .................. 3,896 3,915,870
7.13%, 06/15/26 .................. 41,087 40,265,260
7.88%, 04/15/27 .................. 28,319 27,727,558
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.00%, 02/15/28 .................. USD 30,916 $ 28,975,712
7.45%, 05/01/34 .................. 1,604 1,628,060
BWX Technologies, Inc.
(c)
4.13%, 06/30/28 .................. 8,890 8,557,336
4.13%, 04/15/29 .................. 11,699 11,260,288
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(c)
. 18,776 16,898,400
Howmet Aerospace, Inc., 5.13%, 10/01/24 .. 505 522,675
Rolls-Royce plc, 5.75%, 10/15/27
(c)
....... 37,134 38,114,337
Spirit AeroSystems , Inc.
(c)
5.50%, 01/15/25 .................. 3,994 4,003,985
7.50%, 04/15/25 .................. 2,136 2,213,013
TransDigm , Inc.
8.00%, 12/15/25
(c)
................. 13,543 14,162,998
6.25%, 03/15/26
(c)
................. 271,864 279,106,457
6.38%, 06/15/26 .................. 1,862 1,878,805
7.50%, 03/15/27 .................. 7,602 7,830,060
4.63%, 01/15/29 .................. 21,748 20,333,728
4.88%, 05/01/29 .................. 17,926 16,801,502
Triumph Group, Inc., 8.88%, 06/01/24
(c)
.... 33,181 35,045,772
570,362,873
Airlines — 1.7%
Air Canada, 3.88%, 08/15/26
(c)
.......... 14,650 13,825,938
Air France-KLM, 3.88%, 07/01/26
(b)
....... EUR 1,100 1,107,356
American Airlines, Inc.
(c)
11.75%, 07/15/25 ................. USD 49,837 58,184,199
5.50%, 04/20/26 .................. 17,062 17,190,290
5.75%, 04/20/29 .................. 55,326 55,119,018
Delta Air Lines, Inc.
(c)
7.00%, 05/01/25 .................. 5,073 5,433,767
4.75%, 10/20/28 .................. 25,371 25,565,136
Deutsche Lufthansa AG
(b)
2.00%, 07/14/24 .................. EUR 1,900 2,062,570
2.88%, 02/11/25 .................. 1,100 1,194,058
2.88%, 05/16/27 .................. 500 513,621
3.75%, 02/11/28 .................. 2,800 2,974,839
3.50%, 07/14/29 .................. 2,400 2,448,441
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
................ USD 13,479 13,486,577
International Consolidated Airlines Group SA
(b)
0.63%, 11/17/22
(h)
................. EUR 100 108,514
2.75%, 03/25/25 .................. 2,200 2,311,789
1.13%, 05/18/28
(h)
................. 3,100 2,957,459
3.75%, 03/25/29 .................. 1,600 1,590,388
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
USD 46,504 48,480,420
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(c)
2,945 3,136,457
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 . 3,819 3,769,031
Series 2020-1, Class A, 5.88%, 10/15/27 . 30,594 31,667,662
United Airlines, Inc.
(c)
4.38%, 04/15/26 .................. 24,120 23,726,241
4.63%, 04/15/29 .................. 33,694 32,041,309
348,895,080
Auto Components — 1.7%
Adient US LLC, 9.00%, 04/15/25
(c)
....... 12,490 12,989,600
Allison Transmission, Inc.
(c)
5.88%, 06/01/29 .................. 8,875 9,047,796
3.75%, 01/30/31 .................. 11,754 10,662,641
Clarios Global LP
6.75%, 05/15/25
(c)
................. 18,857 19,526,989
4.38%, 05/15/26
(b)
................. EUR 4,100 4,478,930
6.25%, 05/15/26
(c)
................. USD 41,714 42,913,277
8.50%, 05/15/27
(c)
................. 143,714 149,103,275
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(b)
..................... EUR 1,000 1,004,913

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
50
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Auto Components (continued)
Dealer Tire LLC, 8.00%, 02/01/28
(c)
....... USD 14,249 $ 14,284,623
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(c)
..................... 7,439 6,467,987
Faurecia SE, 3.75%, 06/15/28
(b)
......... EUR 1,579 1,639,458
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 .................. USD 4,574 4,842,883
5.00%, 07/15/29
(c)
................. 9,592 8,935,523
5.25%, 07/15/31
(c)
................. 4,064 3,757,981
5.63%, 04/30/33 .................. 14,285 13,142,200
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(b)
.. EUR 2,196 1,969,250
Icahn Enterprises LP
4.75%, 09/15/24 .................. USD 6,704 6,734,503
6.25%, 05/15/26 .................. 7,189 7,332,780
5.25%, 05/15/27 .................. 18,992 18,639,224
4.38%, 02/01/29 .................. 10,264 9,417,220
IHO Verwaltungs GmbH, 3.88%, (3.88% Cash
or 4.63% PIK), 05/15/27
(a)(b)(i)
......... EUR 2,811 2,996,943
Patrick Industries, Inc., 4.75%, 05/01/29
(c)
... USD 3,982 3,424,520
Tenneco, Inc., 7.88%, 01/15/29
(c)
........ 4,032 4,248,720
ZF Europe Finance BV
(b)
2.00%, 02/23/26 .................. EUR 1,100 1,141,502
2.50%, 10/23/27 .................. 2,100 2,109,026
ZF Finance GmbH, 2.00%, 05/06/27
(b)
..... 1,200 1,194,179
362,005,943
Automobiles — 0.4%
Ford Motor Co.
3.25%, 02/12/32 .................. USD 40,942 36,566,528
4.75%, 01/15/43 .................. 5,441 4,941,843
5.29%, 12/08/46 .................. 2,727 2,646,840
Jaguar Land Rover Automotive plc
7.75%, 10/15/25
(c)
................. 400 413,620
6.88%, 11/15/26
(b)
................. EUR 1,000 1,136,672
5.88%, 01/15/28
(c)
................. USD 400 367,230
Mclaren Finance plc, 7.50%, 08/01/26
(c)
.... 325 319,069
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)(b)
.......... EUR 3,600 3,739,576
Renault SA, 2.38%, 05/25/26
(b)
.......... 1,400 1,458,984
Thor Industries, Inc., 4.00%, 10/15/29
(c)
.... USD 11,258 9,883,398
Volvo Car AB, 2.50%, 10/07/27
(b)
........ EUR 1,051 1,163,101
Winnebago Industries, Inc., 6.25%, 07/15/28
(c)
USD 9,309 9,413,726
72,050,587
Banks — 0.6%
AIB Group plc, (EUR Swap Annual 5 Year +
6.63%), 6.25%
(a)(b)(j)
............... EUR 1,000 1,143,586
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.04%), 6.00%
(a)(b)(j)
. 600 685,322
Banco BPM SpA
(a)(b)
(EUR Swap Annual 5 Year + 5.42%), 5.00%,
09/14/30 ..................... 882 1,000,105
(EUR Swap Annual 5 Year + 3.17%), 2.88%,
06/29/31 ..................... 3,950 4,090,631
(EUR Swap Annual 5 Year + 3.40%), 3.38%,
01/19/32 ..................... 425 440,762
Banco de Sabadell SA
(a)(b)
(EUSA3 + 2.20%), 2.62%, 03/24/26 ..... 300 331,786
(EUR Swap Annual 5 Year + 2.20%), 2.00%,
01/17/30 ..................... 2,500 2,619,169
(EUR Swap Annual 5 Year + 2.95%), 2.50%,
04/15/31 ..................... 1,700 1,757,444
Banco Espirito Santo SA
(b)(e)(k)
2.63%, 05/08/17 .................. 10,400 1,668,225
4.75%, 01/15/18 .................. 12,300 1,972,997
4.00%, 01/21/19 .................. 12,000 1,924,875
Banco Santander SA, (EUR Swap Annual 5
Year + 4.53%), 4.37%
(a)(b)(j)
........... 1,400 1,504,899
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of Cyprus PCL, (EUR Swap Annual 5 Year
+ 2.79%), 2.50%, 06/24/27
(a)(b)
........ EUR 1,300 $ 1,243,938
Barclays plc
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(j)
..................... USD 800 817,000
5.20%, 05/12/26 .................. 7,800 8,110,128
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(j)
..................... 14,990 13,202,442
BPER Banca, (EUR Swap Annual 5 Year +
3.73%), 3.88%, 07/25/32
(a)(b)
.......... EUR 1,850 1,925,705
CaixaBank SA, (EUR Swap Annual 5 Year +
6.22%), 6.37%
(a)(b)(j)
............... 2,800 3,219,480
Commerzbank AG, (EUR Swap Annual 5 Year +
6.36%), 6.12%
(a)(b)(j)
............... 4,000 4,534,917
Credit Agricole SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.24%), 4.75%
(a)(c)(j)
............... USD 15,445 14,015,256
First-Citizens Bank & Trust Co., 6.00%,
04/01/36 ...................... 23,131 25,993,603
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 0.75%
(a)(j)
........... 2,720 2,212,611
HSBC Holdings plc, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.65%), 4.60%
(a)(j)
................ 6,310 5,631,675
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(b)(j)
.................... EUR 1,883 2,313,131
(EUR Swap Annual 5 Year + 5.56%),
6.37%
(a)(b)(j)
.................... 500 564,879
(EUR Swap Annual 5 Year + 5.75%), 5.87%,
03/04/29
(a)(b)
................... 313 368,891
5.15%, 06/10/30
(b)
................. GBP 1,400 1,894,210
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)(b)(j)
.................... EUR 1,325 1,450,332
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%),
4.20%, 06/01/32
(a)(c)
.............. USD 10,505 9,286,525
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42
(a)(c)
.............. 7,665 6,557,791
Societe Generale SA, (USD Swap Semi 5 Year
+ 4.98%), 7.88%
(a)(c)(j)
.............. 600 627,000
UniCredit SpA
(a)(b)
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(j)
...................... EUR 1,400 1,595,212
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(j)
...................... 800 955,800
(EURIBOR Swap Rate 5 Year + 4.08%),
3.88%
(j)
...................... 1,600 1,549,246
(EUR Swap Annual 5 Year + 2.80%), 2.73%,
01/15/32 ..................... 1,000 1,042,216
128,251,789
Biotechnology — 0.0%
(b)
Cidron Aida Finco SARL
5.00%, 04/01/28 .................. 4,161 4,310,441
6.25%, 04/01/28 .................. GBP 1,624 1,989,365
Grifols Escrow Issuer SA, 3.88%, 10/15/28 .. EUR 1,138 1,195,212
7,495,018
Building Products — 0.8%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(c)
..................... USD 10,364 10,378,821
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(c)
..................... 16,559 15,367,580

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Building Products (continued)
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(c)
.... USD 22,087 $ 18,832,260
HT Troplast GmbH, 9.25%, 07/15/25
(b)
..... EUR 1,071 1,181,851
James Hardie International Finance DAC,
5.00%, 01/15/28
(c)
................ USD 3,204 3,154,050
JELD-WEN, Inc.
(c)
6.25%, 05/15/25 .................. 9,275 9,556,682
4.63%, 12/15/25 .................. 4,547 4,376,487
4.88%, 12/15/27 .................. 3,220 3,083,150
Masonite International Corp.
(c)
5.38%, 02/01/28 .................. 3,050 3,072,875
3.50%, 02/15/30 .................. 11,658 10,477,627
New Enterprise Stone & Lime Co., Inc.
(c)
5.25%, 07/15/28 .................. 5,389 5,180,877
9.75%, 07/15/28 .................. 8,367 8,440,211
PCF GmbH
(b)
4.75%, 04/15/26 .................. EUR 1,503 1,594,710
(EURIBOR 3 Month + 4.75%), 4.75%,
04/15/26
(a)
.................... 1,052 1,148,180
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(c)
.. USD 31,902 31,463,666
Standard Industries, Inc.
2.25%, 11/21/26
(b)
................. EUR 1,659 1,713,620
4.75%, 01/15/28
(c)
................. USD 604 577,575
4.38%, 07/15/30
(c)
................. 12,324 11,288,229
3.38%, 01/15/31
(c)
................. 2,587 2,263,625
Summit Materials LLC, 5.25%, 01/15/29
(c)
... 9,608 9,487,900
Victors Merger Corp., 6.38%, 05/15/29
(c)
.... 10,118 8,282,494
160,922,470
Capital Markets — 0.6%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(c)
8,343 8,016,538
Blackstone Private Credit Fund, 4.70%,
03/24/25
(c)
..................... 24,249 24,602,944
Codere New Holdco SA
7.50%, 11/30/27 .................. EUR 899 846,267
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
................ USD 13,829 12,999,260
Credit Suisse Group AG
(a)(j)
(USD Swap Semi 5 Year + 4.60%), 7.50%
(b)
969 1,001,704
(USD Swap Semi 5 Year + 3.46%), 6.25%
(c)
3,600 3,627,000
(USD Swap Rate 5 Year + 4.33%), 7.25%
(b)
2,200 2,224,750
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(c)
...................... 12,614 12,450,901
Deutsche Bank AG
(a)(b)
(EUR Swap Annual 5 Year + 5.69%),
6.75%
(j)
...................... EUR 1,200 1,356,572
(EURIBOR Swap Rate 5 Year + 3.30%),
4.00%, 06/24/32 ................ 1,300 1,439,621
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(c)
................ USD 1,189 1,150,788
Kane Bidco Ltd.
(b)
5.00%, 02/15/27 .................. EUR 1,249 1,349,659
6.50%, 02/15/27 .................. GBP 813 1,038,777
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(e)(k)
5.38%, 10/17/12 .................. EUR 4,550 37,751
4.75%, 01/16/14 .................. 14,545 128,723
(EURIBOR 3 Month + 0.30%), 0.30%,
02/05/14
(a)
.................... 22,800 252,225
MSCI, Inc.
(c)
3.63%, 09/01/30 .................. USD 5,813 5,449,019
3.88%, 02/15/31 .................. 7,005 6,641,826
3.63%, 11/01/31 .................. 2,019 1,900,384
3.25%, 08/15/33 .................. 8,343 7,498,792
OWL Rock Core Income Corp., 5.50%,
03/21/25
(c)
..................... 10,277 10,250,875
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Sherwood Financing plc
(b)
4.50%, 11/15/26 .................. EUR 469 $ 494,792
6.00%, 11/15/26 .................. GBP 313 388,558
(EURIBOR 3 Month + 4.63%), 4.62%,
11/15/27
(a)
.................... EUR 319 348,306
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(c)
(j)
.......................... USD 13,275 11,980,688
117,476,720
Chemicals — 2.1%
Ashland LLC, 3.38%, 09/01/31
(c)
......... 18,696 16,499,220
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 .................. 15,754 15,156,057
3.38%, 02/15/29 .................. 17,555 15,434,356
Chemours Co. (The)
4.00%, 05/15/26 .................. EUR 1,300 1,381,319
5.75%, 11/15/28
(c)
................. USD 4,396 4,271,242
Diamond BC BV, 4.63%, 10/01/29
(c)
....... 18,491 16,595,672
Element Solutions, Inc., 3.88%, 09/01/28
(c)
.. 86,706 80,961,728
EverArc Escrow SARL, 5.00%, 10/30/29
(c)
... 36,650 33,488,938
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(b)
..................... EUR 1,661 1,745,607
Gates Global LLC, 6.25%, 01/15/26
(c)
...... USD 18,880 18,897,653
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(c)
..................... 12,110 12,261,375
HB Fuller Co., 4.25%, 10/15/28 ......... 7,592 7,107,630
Herens Midco SARL
4.75%, 05/15/28
(c)
................. 16,560 14,849,849
5.25%, 05/15/29
(b)
................. EUR 3,743 3,535,324
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
.... USD 33,988 34,412,850
Ingevity Corp., 3.88%, 11/01/28
(c)
........ 5,329 4,816,510
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(c)
. 15,279 14,820,630
Kronos International, Inc., 3.75%, 09/15/25
(b)
. EUR 800 860,556
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
... USD 7,540 7,014,839
Lune Holdings SARL, 5.63%, 11/15/28
(b)
.... EUR 1,625 1,606,867
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
USD 9,937 9,464,993
Monitchem HoldCo 2 SA, 9.50%, 09/15/26
(b)
. EUR 1,000 1,129,758
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(b)
. 3,093 3,353,199
Nobian Finance BV, 3.63%, 07/15/26
(b)
..... 1,008 1,012,310
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
.. USD 1,606 1,624,059
Olin Corp., 5.50%, 08/15/22 ........... 255 256,913
Olympus Water US Holding Corp.
(b)
3.88%, 10/01/28 .................. EUR 797 801,147
5.38%, 10/01/29 .................. 858 827,099
PMHC II, Inc., 9.00%, 02/15/30
(c)
........ USD 5,103 4,490,640
SCIH Salt Holdings, Inc., 6.63%, 05/01/29
(c)
.. 10,011 8,986,424
SCIL IV LLC
(EURIBOR 3 Month + 4.38%), 4.37%,
11/01/26
(a)(b)
................... EUR 728 792,867
4.38%, 11/01/26
(b)
................. 701 742,523
5.38%, 11/01/26
(c)
................. USD 14,497 13,337,240
Scotts Miracle- Gro Co. (The)
4.00%, 04/01/31 .................. 15,072 13,142,558
4.38%, 02/01/32 .................. 1,779 1,575,473
SPCM SA, 3.13%, 03/15/27
(c)
.......... 6,314 5,808,880
WR Grace Holdings LLC, 5.63%, 08/15/29
(c)
. 76,397 71,438,835
444,503,140
Commercial Services & Supplies — 2.5%
Allied Universal Holdco LLC
6.63%, 07/15/26
(c)
................. 76,032 76,931,458
9.75%, 07/15/27
(c)
................. 28,305 29,256,614
3.63%, 06/01/28
(b)
................. EUR 1,820 1,837,205
4.63%, 06/01/28
(c)
................. USD 72,496 68,131,374
4.88%, 06/01/28
(b)
................. GBP 827 991,273

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
52
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
6.00%, 06/01/29
(c)
................. USD 54,152 $ 47,770,999
APi Escrow Corp., 4.75%, 10/15/29
(c)
...... 6,702 6,224,482
APi Group DE, Inc., 4.13%, 07/15/29
(c)
..... 8,850 8,156,160
APX Group, Inc.
(c)
6.75%, 02/15/27 .................. 10,209 10,435,640
5.75%, 07/15/29 .................. 14,399 13,136,639
Aramark Services, Inc.
(c)
5.00%, 04/01/25 .................. 1,951 1,954,746
6.38%, 05/01/25 .................. 7,134 7,323,265
5.00%, 02/01/28 .................. 4,389 4,257,330
Brink's Co. (The), 5.50%, 07/15/25
(c)
...... 1,038 1,046,128
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 .................. 4,516 4,504,710
5.13%, 07/15/29 .................. 6,714 6,739,178
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................. 9,311 8,889,212
5.00%, 09/01/30 .................. 10,391 9,845,472
Garda World Security Corp.
(c)
4.63%, 02/15/27 .................. 13,760 13,188,272
9.50%, 11/01/27 .................. 10,407 10,667,175
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 .................. 5,193 5,160,284
3.75%, 08/01/25 .................. 9,709 9,531,325
5.13%, 12/15/26 .................. 14,600 14,724,100
4.00%, 08/01/28 .................. 24,292 22,348,640
3.50%, 09/01/28 .................. 1,057 992,359
4.75%, 06/15/29 .................. 12,032 11,445,440
4.38%, 08/15/29 .................. 4,622 4,269,573
IAA, Inc., 5.50%, 06/15/27
(c)
........... 9,997 10,021,993
Intrum AB
(b)
3.13%, 07/15/24 .................. EUR 2,000 2,193,207
4.88%, 08/15/25 .................. 1,046 1,164,636
3.50%, 07/15/26 .................. 1,654 1,751,161
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
..................... USD 7,421 7,124,160
Madison IAQ LLC
(c)
4.13%, 06/30/28 .................. 1,587 1,462,643
5.88%, 06/30/29 .................. 18,571 16,667,472
Nielsen Finance LLC
(c)
5.63%, 10/01/28 .................. 11,259 11,340,065
5.88%, 10/01/30 .................. 7,388 7,406,470
Paprec Holding SA, 3.50%, 07/01/28
(b)
..... EUR 1,240 1,303,162
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 .................. USD 921 939,581
6.25%, 01/15/28 .................. 11,508 11,261,671
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(c)
..................... 4,373 4,416,730
Stericycle, Inc., 3.88%, 01/15/29
(c)
........ 9,877 9,185,610
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(b)
................ EUR 2,462 2,720,532
Verde Bidco SpA, 4.63%, 10/01/26
(b)
...... 528 560,006
Verisure Holding AB
(b)
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
.................... 791 875,044
3.88%, 07/15/26 .................. 1,425 1,536,996
3.25%, 02/15/27 .................. 4,381 4,543,576
Verisure Midholding AB, 5.25%, 02/15/29
(b)
.. 2,529 2,577,538
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
.... USD 29,783 28,147,318
526,958,624
Communications Equipment — 0.7%
Avaya, Inc., 6.13%, 09/15/28
(c)
.......... 18,149 17,898,000
Ciena Corp., 4.00%, 01/31/30
(c)
......... 6,784 6,529,600
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
..................... 18,284 17,316,959
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
CommScope , Inc.
(c)
6.00%, 03/01/26 .................. USD 153 $ 154,773
8.25%, 03/01/27 .................. 11,747 11,423,958
7.13%, 07/01/28 .................. 18,432 16,651,008
4.75%, 09/01/29 .................. 21,807 20,084,465
Nokia OYJ, 6.63%, 05/15/39 ........... 7,393 8,806,911
Viasat , Inc.
(c)
5.63%, 09/15/25 .................. 14,209 13,877,504
6.50%, 07/15/28 .................. 9,640 9,254,400
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
.... 23,190 21,762,018
143,759,596
Construction & Engineering — 0.2%
Arcosa, Inc., 4.38%, 04/15/29
(c)
......... 23,552 22,344,960
Brand Industrial Services, Inc., 8.50%,
07/15/25
(c)
..................... 7,316 6,804,465
Dycom Industries, Inc., 4.50%, 04/15/29
(c)
... 5,899 5,559,808
Heathrow Finance plc, 4.63%, 09/01/29
(b)(l)
.. GBP 2,042 2,445,611
MasTec, Inc., 4.50%, 08/15/28
(c)
......... USD 12,228 12,115,173
49,270,017
Consumer Finance — 1.1%
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(c)
..................... 4,986 4,450,005
Encore Capital Group, Inc.
(b)
4.88%, 10/15/25 .................. EUR 1,332 1,480,893
5.38%, 02/15/26 .................. GBP 1,000 1,303,798
4.25%, 06/01/28 .................. 2,373 2,867,920
Ford Motor Credit Co. LLC
3.81%, 01/09/24 .................. USD 1,844 1,841,003
5.58%, 03/18/24 .................. 3,500 3,599,855
3.66%, 09/08/24 .................. 6,120 6,046,193
4.06%, 11/01/24 .................. 10,022 9,991,834
4.69%, 06/09/25 .................. 5,702 5,742,826
5.13%, 06/16/25 .................. 10,736 10,950,720
4.13%, 08/04/25 .................. 8,779 8,769,124
3.38%, 11/13/25 .................. 6,710 6,558,656
4.39%, 01/08/26 .................. 11,887 11,856,213
2.70%, 08/10/26 .................. 14,551 13,532,576
4.27%, 01/09/27 .................. 2,678 2,641,204
4.13%, 08/17/27 .................. 7,424 7,256,589
3.82%, 11/02/27 .................. 2,510 2,378,225
2.90%, 02/16/28 .................. 13,400 12,110,250
5.11%, 05/03/29 .................. 7,180 7,222,577
4.00%, 11/13/30 .................. 8,299 7,815,168
3.63%, 06/17/31 .................. 4,972 4,491,083
Global Aircraft Leasing Co. Ltd.
(c)( i )
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(a)
................ 12,040 10,938,761
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 ..................... 7,500 6,813,948
Navient Corp.
7.25%, 09/25/23 .................. 126 130,882
6.13%, 03/25/24 .................. 825 839,438
5.88%, 10/25/24 .................. 1,709 1,743,419
5.50%, 03/15/29 .................. 12,731 11,855,744
OneMain Finance Corp.
6.88%, 03/15/25 .................. 9,432 9,917,937
7.13%, 03/15/26 .................. 10,690 11,426,434
3.50%, 01/15/27 .................. 6,747 6,240,975
6.63%, 01/15/28 .................. 7,941 8,318,197
5.38%, 11/15/29 .................. 3,690 3,585,093
4.00%, 09/15/30 .................. 15,089 13,316,043
SLM Corp., 3.13%, 11/02/26 ........... 9,715 9,010,663
VistaJet Malta Finance plc, 6.38%, 02/01/30
(c)
10,629 10,000,454

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Volkswagen International Finance NV, (EUR
Swap Annual 9 Year + 3.36%), 4.37%
(a)(b)(j)
. EUR 1,600 $ 1,762,665
238,807,365
Containers & Packaging — 1.7%
ARD Finance SA, 6.50%, 06/30/27
(c)
...... USD 32,129 29,378,152
Ardagh Metal Packaging Finance USA LLC
2.00%, 09/01/28
(b)
................. EUR 566 576,673
3.00%, 09/01/29
(b)
................. 1,380 1,360,076
4.00%, 09/01/29
(c)
................. USD 58,682 52,881,284
Ardagh Packaging Finance plc
5.25%, 04/30/25
(c)
................. 771 769,940
4.13%, 08/15/26
(c)
................. 14,602 14,067,932
4.75%, 07/15/27
(c)
................. GBP 4,000 4,785,639
4.75%, 07/15/27
(b)
................. 264 315,852
5.25%, 08/15/27
(c)
................. USD 32,203 29,767,648
Ball Corp.
2.88%, 08/15/30 .................. 2,121 1,901,572
3.13%, 09/15/31 .................. 18,844 16,840,883
Canpack SA, 3.13%, 11/01/25
(c)
......... 7,284 6,719,490
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 .................. 22,671 22,926,049
8.75%, 04/15/30 .................. 19,095 17,973,169
Crown Americas LLC
4.75%, 02/01/26 .................. 69 69,737
4.25%, 09/30/26 .................. 5,032 5,044,580
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 1,005 1,134,087
Graphic Packaging International LLC
4.88%, 11/15/22 .................. 223 223,836
4.75%, 07/15/27
(c)
................. 1,424 1,438,240
3.50%, 03/15/28
(c)
................. 519 487,860
3.50%, 03/01/29
(c)
................. 1,083 996,360
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(c)
..................... 8,745 9,007,350
Kleopatra Finco SARL, 4.25%, 03/01/26
(b)
... EUR 1,122 1,095,370
LABL, Inc., 5.88%, 11/01/28
(c)
.......... USD 15,297 14,340,938
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(c)
................ 14,665 14,606,743
OI European Group BV, 2.88%, 02/15/25
(b)
.. EUR 2,184 2,367,594
Sealed Air Corp.
(c)
5.25%, 04/01/23 .................. USD 534 540,675
4.00%, 12/01/27 .................. 5,815 5,669,625
Silgan Holdings, Inc., 4.13%, 02/01/28 ..... 184 176,640
Titan Holdings II BV, 5.13%, 07/15/29
(b)
.... EUR 854 868,214
Trivium Packaging Finance BV
(c)(l)
5.50%, 08/15/26 .................. USD 21,957 21,866,537
8.50%, 08/15/27 .................. 72,044 71,683,779
Verallia SA, 1.88%, 11/10/31
(b)
.......... EUR 500 486,086
352,368,610
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 .................. USD 2,504 2,405,568
3.88%, 11/15/29 .................. 3,240 3,021,300
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 8,157 7,685,525
13,112,393
Diversified Consumer Services — 0.5%
Graham Holdings Co., 5.75%, 06/01/26
(c)
... 2,623 2,693,690
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
... 13,728 12,918,734
Rekeep SpA, 7.25%, 02/01/26
(b)
......... EUR 3,002 3,453,801
Service Corp. International
5.13%, 06/01/29 .................. USD 1,427 1,452,101
3.38%, 08/15/30 .................. 5,789 5,215,194
4.00%, 05/15/31 .................. 18,338 17,060,392
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Sotheby's
(c)
7.38%, 10/15/27 .................. USD 37,214 $ 38,110,485
5.88%, 06/01/29 .................. 19,213 18,588,578
99,492,975
Diversified Financial Services — 0.9%
doValue SpA, 3.38%, 07/31/26
(b)
......... EUR 1,724 1,830,964
Garfunkelux Holdco 3 SA
(b)
6.75%, 11/01/25 .................. 2,757 3,035,475
7.75%, 11/01/25 .................. GBP 1,954 2,547,620
Jefferies Finance LLC, 5.00%, 08/15/28
(c)
... USD 20,680 19,800,687
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(c)
..................... 12,205 11,699,896
Sabre GLBL, Inc.
(c)
9.25%, 04/15/25 .................. 18,921 20,976,483
7.38%, 09/01/25 .................. 9,679 10,107,102
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
.... 19,882 19,335,245
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
.. 103,755 107,905,200
197,238,672
Diversified Telecommunication Services — 5.9%
Altice France Holding SA
8.00%, 05/15/27
(c)
................. EUR 1,000 1,141,926
8.00%, 05/15/27
(b)
................. 954 1,089,398
10.50%, 05/15/27
(c)
................ USD 130,758 136,838,901
6.00%, 02/15/28
(c)
................. 39,768 34,299,900
Altice France SA
2.50%, 01/15/25
(b)
................. EUR 1,477 1,569,783
5.88%, 02/01/27
(b)
................. 4,100 4,637,677
8.13%, 02/01/27
(c)
................. USD 20,083 20,708,184
5.50%, 01/15/28
(c)
................. 10,982 10,177,019
4.13%, 01/15/29
(b)
................. EUR 3,123 3,126,611
5.13%, 01/15/29
(c)
................. USD 10,979 9,835,318
5.13%, 07/15/29
(c)
................. 53,806 48,223,627
4.25%, 10/15/29
(b)
................. EUR 1,685 1,689,278
5.50%, 10/15/29
(c)
................. USD 34,791 31,217,269
British Telecommunications plc
(a)(c)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%),
4.25%, 11/23/81 ................ 1,200 1,145,484
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%),
4.88%, 11/23/81 ................ 1,800 1,710,000
CCO Holdings LLC
5.13%, 05/01/27
(c)
................. 13,765 13,785,303
5.00%, 02/01/28
(c)
................. 18,403 18,209,769
5.38%, 06/01/29
(c)
................. 12,358 12,358,000
4.75%, 03/01/30
(c)
................. 11,536 11,077,329
4.50%, 08/15/30
(c)
................. 14,375 13,487,954
4.25%, 02/01/31
(c)
................. 33,784 30,658,980
4.75%, 02/01/32
(c)
................. 16,338 15,214,599
4.50%, 05/01/32 .................. 14,434 13,202,780
4.50%, 06/01/33
(c)
................. 12,536 11,251,060
4.25%, 01/15/34
(c)
................. 41,427 35,979,142
Cellnex Telecom SA, 0.75%, 11/20/31
(b)(h)
... EUR 12,200 11,628,234
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
..................... USD 19,454 17,924,916
eircom Finance DAC, 1.75%, 11/01/24
(b)
.... EUR 300 327,229
Frontier Communications Corp.
(c)
5.88%, 10/15/27 .................. USD 21,856 21,709,565
5.00%, 05/01/28 .................. 22,994 22,074,240
6.75%, 05/01/29 .................. 26,053 25,010,880
Frontier Communications Holdings LLC, 6.00%,
01/15/30
(c)
..................... 18,660 17,260,500
Iliad Holding SAS
(c)
6.50%, 10/15/26 .................. 30,564 30,646,523

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
54
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
7.00%, 10/15/28 .................. USD 21,008 $ 21,039,092
Iliad SA
(b)
1.50%, 10/14/24 .................. EUR 500 536,476
2.38%, 06/17/26 .................. 500 536,664
1.88%, 02/11/28 .................. 400 396,111
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(b)
457 473,337
Level 3 Financing, Inc.
(c)
4.63%, 09/15/27 .................. USD 4,920 4,631,344
4.25%, 07/01/28 .................. 3,612 3,315,843
3.63%, 01/15/29 .................. 12,916 11,301,500
3.75%, 07/15/29 .................. 4,587 4,065,137
Lorca Telecom Bondco SA, 4.00%, 09/18/27
(b)
EUR 3,842 4,090,830
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 ........... USD 8,467 8,791,794
Series Y, 7.50%, 04/01/24 ........... 5,181 5,454,246
5.13%, 12/15/26
(c)
................. 21,121 20,117,753
4.00%, 02/15/27
(c)
................. 21,028 19,584,112
4.50%, 01/15/29
(c)
................. 15,223 13,091,704
5.38%, 06/15/29
(c)
................. 32,184 28,663,875
Series P, 7.60%, 09/15/39 ........... 2,456 2,358,742
Series U, 7.65%, 03/15/42 ........... 18,692 18,037,780
Sable International Finance Ltd., 5.75%,
09/07/27
(c)
..................... 5,000 5,034,750
Sprint Capital Corp.
6.88%, 11/15/28 .................. 61,148 70,851,576
8.75%, 03/15/32 .................. 74,051 99,746,697
Switch Ltd.
(c)
3.75%, 09/15/28 .................. 18,423 17,865,612
4.13%, 06/15/29 .................. 43,299 42,595,391
Telecom Italia Capital SA
6.38%, 11/15/33 .................. 11,703 11,184,908
6.00%, 09/30/34 .................. 10,437 9,811,511
7.20%, 07/18/36 .................. 8,490 8,256,525
7.72%, 06/04/38 .................. 8,383 8,549,025
Telecom Italia Finance SA, 7.75%, 01/24/33 . EUR 3,262 4,138,783
Telecom Italia SpA
4.00%, 04/11/24
(b)
................. 2,664 3,018,280
5.30%, 05/30/24
(c)
................. USD 2,857 2,878,428
2.75%, 04/15/25
(b)
................. EUR 2,313 2,507,289
3.00%, 09/30/25
(b)
................. 1,000 1,095,353
3.63%, 05/25/26
(b)
................. 1,900 2,093,993
1.63%, 01/18/29
(b)
................. 4,843 4,515,295
Virgin Media Finance plc, 3.75%, 07/15/30
(b)
. 1,533 1,526,293
Virgin Media Secured Finance plc
5.25%, 05/15/29
(b)
................. GBP 300 386,213
5.50%, 05/15/29
(c)
................. USD 800 794,000
4.50%, 08/15/30
(c)
................. 2,314 2,157,805
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 .................. 46,096 42,418,922
6.13%, 03/01/28 .................. 99,306 88,878,870
1,226,009,237
Electric Utilities — 0.7%
Edison International, Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.90%), 5.00%
(a)(j)
............ 8,330 7,817,705
FirstEnergy Corp.
2.65%, 03/01/30 .................. 12,834 11,651,925
Series B, 2.25%, 09/01/30 ........... 1,684 1,490,340
Series C, 7.38%, 11/15/31 ........... 6,492 8,006,973
Series C, 3.40%, 03/01/50 ........... 53,360 44,944,594
FirstEnergy Transmission LLC
(c)
5.45%, 07/15/44 .................. 27,046 29,485,578
4.55%, 04/01/49 .................. 12,576 12,014,978
Naturgy Finance BV, (EUR Swap Annual 5 Year
+ 2.44%), 2.37%
(a)(b)(j)
.............. EUR 2,100 2,135,714
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(c)
..................... USD 106 $ 106,795
NRG Energy, Inc.
5.75%, 01/15/28 .................. 35 35,574
3.63%, 02/15/31
(c)
................. 6,973 6,133,381
3.88%, 02/15/32
(c)
................. 2,763 2,431,440
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
..................... 19,321 19,008,193
PG&E Corp., 5.25%, 07/01/30 .......... 753 730,335
Vistra Operations Co. LLC, 4.38%, 05/01/29
(c)
6,512 6,153,840
152,147,365
Electrical Equipment — 0.3%
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(b)
..................... EUR 1,449 1,408,666
Sensata Technologies BV
(c)
5.63%, 11/01/24 .................. USD 3,212 3,320,405
5.00%, 10/01/25 .................. 2,784 2,822,280
4.00%, 04/15/29 .................. 13,429 12,787,497
Vertiv Group Corp., 4.13%, 11/15/28
(c)
..... 39,883 36,397,824
56,736,672
Electronic Equipment, Instruments & Components — 0.3%
Belden, Inc., 3.38%, 07/15/31
(b)
......... EUR 178 183,257
II-VI, Inc., 5.00%, 12/15/29
(c)
........... USD 17,000 16,617,500
Sensata Technologies, Inc.
(c)
4.38%, 02/15/30 .................. 25,514 24,400,186
3.75%, 02/15/31 .................. 12,268 11,347,900
52,548,843
Energy Equipment & Services — 0.7%
Archrock Partners LP
(c)
6.88%, 04/01/27 .................. 2,004 2,026,485
6.25%, 04/01/28 .................. 48,122 47,428,562
CGG SA, 7.75%, 04/01/27
(b)
........... EUR 1,242 1,385,619
ChampionX Corp., 6.38%, 05/01/26 ....... USD 2,961 3,020,220
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 .................. 3,786 3,786,000
7.50%, 01/15/28 .................. 9,315 9,082,125
Nabors Industries, Inc., 7.38%, 05/15/27
(c)
... 15,913 16,529,629
Saipem Finance International BV
(b)
2.63%, 01/07/25 .................. EUR 953 984,760
3.38%, 07/15/26 .................. 1,000 992,948
Tervita Corp., 11.00%, 12/01/25
(c)
........ USD 5,460 6,184,214
Transocean, Inc., 11.50%, 01/30/27
(c)
...... 6,899 7,123,217
USA Compression Partners LP
6.88%, 04/01/26 .................. 14,960 15,094,640
6.88%, 09/01/27 .................. 6,853 6,879,315
Vallourec SA, 8.50%, 06/30/26
(b)
......... EUR 1,696 1,919,169
Weatherford International Ltd.
(c)
6.50%, 09/15/28 .................. USD 900 930,362
8.63%, 04/30/30 .................. 15,581 15,820,168
139,187,433
Entertainment — 1.4%
AMC Entertainment Holdings, Inc.
(c)
10.00%, 06/15/26 ................. 23,634 21,226,332
7.50%, 02/15/29 .................. 14,714 14,298,403
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(c)
..................... 36,330 35,013,037
Live Nation Entertainment, Inc.
(c)
4.88%, 11/01/24 .................. 1,420 1,425,691
6.50%, 05/15/27 .................. 43,863 46,714,972
4.75%, 10/15/27 .................. 5,095 4,967,625
3.75%, 01/15/28 .................. 1,401 1,316,772
Magallanes, Inc.
(c)
5.14%, 03/15/52 .................. 90,697 92,791,610

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Entertainment (continued)
5.39%, 03/15/62 .................. USD 54,418 $ 56,218,050
Playtika Holding Corp., 4.25%, 03/15/29
(c)
... 23,291 21,485,948
WMG Acquisition Corp.
3.88%, 07/15/30
(c)
................. 4,383 4,174,808
2.25%, 08/15/31
(b)
................. EUR 1,557 1,518,495
301,151,743
Equity Real Estate Investment Trusts (REITs) — 2.4%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
..................... USD 8,746 8,162,817
CTR Partnership LP, 3.88%, 06/30/28
(c)
.... 9,583 9,034,086
Diversified Healthcare Trust, 9.75%, 06/15/25 10,907 11,479,617
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
... 5,881 5,410,382
GLP Capital LP, 3.25%, 01/15/32 ........ 2,825 2,563,122
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
.... 10,300 9,785,000
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
....... 10,457 9,803,438
Iron Mountain UK plc, 3.88%, 11/15/25
(b)
.... GBP 4,732 6,163,227
Iron Mountain, Inc.
(c)
5.25%, 07/15/30 .................. USD 10,945 10,726,100
5.63%, 07/15/32 .................. 11,095 10,931,682
MGM Growth Properties Operating Partnership
LP
5.63%, 05/01/24 .................. 19,390 19,961,617
4.63%, 06/15/25
(c)
................. 20,554 20,708,155
4.50%, 09/01/26 .................. 20,710 20,813,550
5.75%, 02/01/27 .................. 4,476 4,727,775
4.50%, 01/15/28 .................. 19,313 19,457,847
3.88%, 02/15/29
(c)
................. 16,973 16,675,973
MPT Operating Partnership LP
4.63%, 08/01/29 .................. 24,490 24,245,100
3.50%, 03/15/31 .................. 67,798 62,964,830
RHP Hotel Properties LP
4.75%, 10/15/27 .................. 22,735 21,877,663
4.50%, 02/15/29
(c)
................. 6,509 6,118,460
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 .................. 4,645 4,412,750
4.00%, 09/15/29 .................. 4,143 3,831,695
SBA Communications Corp., 3.88%, 02/15/27 33,030 32,218,288
Service Properties Trust
4.35%, 10/01/24 .................. 2,862 2,754,675
7.50%, 09/15/25 .................. 7,352 7,712,616
5.50%, 12/15/27 .................. 5,373 5,182,258
Uniti Group LP
(c)
7.88%, 02/15/25 .................. 7,927 8,236,233
4.75%, 04/15/28 .................. 6,050 5,709,748
6.50%, 02/15/29 .................. 22,795 21,252,918
6.00%, 01/15/30 .................. 9,000 8,100,000
VICI Properties LP
(c)
3.50%, 02/15/25 .................. 6,504 6,408,066
4.25%, 12/01/26 .................. 28,926 28,804,511
3.75%, 02/15/27 .................. 10,484 10,195,690
4.63%, 12/01/29 .................. 16,331 16,290,172
4.13%, 08/15/30 .................. 39,830 38,450,289
501,170,350
Food & Staples Retailing — 0.4%
Albertsons Cos., Inc.
(c)
3.25%, 03/15/26 .................. 15,930 15,054,169
4.63%, 01/15/27 .................. 16,540 15,989,466
5.88%, 02/15/28 .................. 3,944 3,930,650
4.88%, 02/15/30 .................. 1,431 1,393,436
Bellis Acquisition Co. plc
(b)
3.25%, 02/16/26 .................. GBP 500 606,027
4.50%, 02/16/26 .................. 2,726 3,427,843
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
Casino Guichard Perrachon SA
(b)
(EURIBOR Swap Rate 5 Year + 3.82%),
3.99%
(a)(j)
..................... EUR 1,600 $ 831,900
3.58%, 02/07/25
(l)
................. 1,400 1,341,992
6.63%, 01/15/26 .................. 600 603,216
5.25%, 04/15/27 .................. 3,166 2,971,425
Iceland Bondco plc
(b)
4.63%, 03/15/25 .................. GBP 1,900 2,227,622
4.38%, 05/15/28 .................. 800 877,228
Ocado Group plc, 3.88%, 10/08/26
(b)
...... 1,848 2,160,490
Performance Food Group, Inc., 4.25%,
08/01/29
(c)
..................... USD 13,662 12,449,497
Picard Groupe SAS, 3.88%, 07/01/26
(b)
.... EUR 1,231 1,320,570
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
USD 5,961 6,110,025
US Foods, Inc.
(c)
6.25%, 04/15/25 .................. 6,772 6,941,300
4.75%, 02/15/29 .................. 10,926 10,420,673
88,657,529
Food Products — 1.3%
Chobani LLC
(c)
7.50%, 04/15/25 .................. 58,403 56,464,020
4.63%, 11/15/28 .................. 15,917 14,683,433
JBS USA LUX SA, 3.75%, 12/01/31
(c)
...... 21,188 19,667,443
Kraft Heinz Foods Co.
6.50%, 02/09/40 .................. 8,755 10,440,338
4.88%, 10/01/49 .................. 44,521 46,908,661
5.50%, 06/01/50 .................. 50,123 56,916,170
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 .................. 4,589 4,589,000
4.13%, 01/31/30 .................. 9,005 8,409,184
4.38%, 01/31/32 .................. 6,946 6,489,092
Pilgrim's Pride Corp.
(c)
4.25%, 04/15/31 .................. 1,885 1,743,625
3.50%, 03/01/32 .................. 31,345 27,363,715
Post Holdings, Inc.
(c)
5.75%, 03/01/27 .................. 98 98,485
5.63%, 01/15/28 .................. 1,943 1,907,181
4.63%, 04/15/30 .................. 1,060 954,477
Premier Foods Finance plc, 3.50%, 10/15/26
(b)
GBP 469 572,286
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
.... USD 16,639 15,599,063
Tereos Finance Groupe I SA, 7.50%, 10/30/25
(b)
EUR 1,065 1,220,765
274,026,938
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
..................... USD 5,099 4,780,313
Health Care Equipment & Supplies — 0.9%
Avantor Funding, Inc.
(c)
4.63%, 07/15/28 .................. 31,588 31,240,532
3.88%, 11/01/29 .................. 10,045 9,442,300
Hologic, Inc., 3.25%, 02/15/29
(c)
......... 4,346 4,058,164
Mozart Debt Merger Sub, Inc., 5.25%,
10/01/29
(c)
..................... 65,209 60,622,851
Ortho-Clinical Diagnostics, Inc.
(c)
7.38%, 06/01/25 .................. 22,252 22,919,560
7.25%, 02/01/28 .................. 54,618 56,256,540
Teleflex, Inc.
4.63%, 11/15/27 .................. 1,930 1,956,537
4.25%, 06/01/28
(c)
................. 6,074 5,914,558
192,411,042
Health Care Providers & Services — 4.1%
180 Medical, Inc., 3.88%, 10/15/29
(c)
...... 9,308 8,796,060
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 .................. 8,222 8,263,111

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
56
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.00%, 04/15/29 .................. USD 3,528 $ 3,482,974
AdaptHealth LLC
(c)
6.13%, 08/01/28 .................. 3,859 3,830,058
5.13%, 03/01/30 .................. 3,371 3,130,816
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
. 20,497 19,062,210
Akumin Escrow, Inc., 7.50%, 08/01/28
(c)
.... 3,899 3,099,705
Akumin, Inc., 7.00%, 11/01/25
(c)
......... 5,782 4,799,060
CAB SELAS, 3.38%, 02/01/28
(b)
......... EUR 1,492 1,567,814
Cano Health LLC, 6.25%, 10/01/28
(c)
...... USD 8,374 8,039,040
Centene Corp.
4.25%, 12/15/27 .................. 6,161 6,184,104
2.45%, 07/15/28 .................. 38,736 35,393,083
4.63%, 12/15/29 .................. 16,809 16,944,985
3.00%, 10/15/30 .................. 66,928 61,471,360
2.50%, 03/01/31 .................. 84,148 74,263,134
2.63%, 08/01/31 .................. 28,140 25,044,600
Chrome Bidco SASU, 3.50%, 05/31/28
(b)
.... EUR 3,383 3,575,531
Chrome Holdco SASU, 5.00%, 05/31/29
(b)
... 841 862,905
Community Health Systems, Inc.
(c)
8.00%, 03/15/26 .................. USD 59,165 61,615,614
5.63%, 03/15/27 .................. 35,079 35,725,682
6.00%, 01/15/29 .................. 32,333 32,670,718
6.88%, 04/15/29 .................. 4,832 4,747,440
6.13%, 04/01/30 .................. 13,572 12,628,339
DaVita, Inc., 4.63%, 06/01/30
(c)
......... 635 592,963
Encompass Health Corp.
4.50%, 02/01/28 .................. 4,086 4,004,280
4.75%, 02/01/30 .................. 28,400 27,264,000
4.63%, 04/01/31 .................. 14,410 13,488,336
HCA, Inc.
5.38%, 02/01/25 .................. 5,572 5,797,666
5.38%, 09/01/26 .................. 2,599 2,728,950
5.63%, 09/01/28 .................. 40,090 43,347,312
5.88%, 02/01/29 .................. 7,815 8,543,358
3.50%, 09/01/30 .................. 29,011 28,026,477
4.63%, 03/15/52
(c)
................. 17,510 17,646,065
HealthEquity, Inc., 4.50%, 10/01/29
(c)
...... 24,971 23,660,023
Korian SA, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%), 4.13%
(a)(b)(j)
GBP 1,800 2,169,349
Legacy LifePoint Health LLC
(c)
6.75%, 04/15/25 .................. USD 11,850 12,243,776
4.38%, 02/15/27 .................. 2,392 2,310,899
LifePoint Health, Inc., 5.38%, 01/15/29
(c)
.... 10,791 10,196,227
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(c)
..................... 6,834 6,370,723
ModivCare, Inc., 5.88%, 11/15/25
(c)
....... 5,536 5,589,588
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 .................. 6,668 6,598,786
3.88%, 11/15/30 .................. 8,060 7,737,600
3.88%, 05/15/32 .................. 7,832 7,447,841
Option Care Health, Inc., 4.38%, 10/31/29
(c)
.. 8,844 8,291,250
Owens & Minor, Inc., 6.63%, 04/01/30
(c)
.... 8,487 8,733,208
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
..................... 27,343 28,026,302
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
................ 4,909 5,135,059
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 .................. 33,479 33,353,869
10.00%, 04/15/27 ................. 25,121 26,377,050
Tenet Healthcare Corp.
4.63%, 07/15/24 .................. 3,502 3,517,059
4.63%, 09/01/24
(c)
................. 11,186 11,262,568
4.88%, 01/01/26
(c)
................. 26,420 26,651,175
6.25%, 02/01/27
(c)
................. 1,248 1,281,191
5.13%, 11/01/27
(c)
................. 8,412 8,451,578
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.63%, 06/15/28
(c)
................. USD 923 $ 905,694
6.13%, 10/01/28
(c)
................. 2,794 2,839,402
4.25%, 06/01/29
(c)
................. 5,944 5,698,810
Vizient, Inc., 6.25%, 05/15/27
(c)
......... 13,273 13,671,190
855,157,967
Health Care Technology — 0.1%
IQVIA, Inc., 5.00%, 10/15/26
(c)
.......... 12,786 13,009,755
Hotels, Restaurants & Leisure — 5.3%
1011778 BC ULC
(c)
5.75%, 04/15/25 .................. 5,262 5,414,019
3.88%, 01/15/28 .................. 7,557 7,160,522
4.38%, 01/15/28 .................. 11,476 11,016,960
4.00%, 10/15/30 .................. 2,004 1,807,678
Accor SA, 0.70%, 12/07/27
(b)(h)
.......... EUR 2,453 1,306,290
Affinity Gaming, 6.88%, 12/15/27
(c)
....... USD 9,312 9,055,920
Aramark International Finance SARL, 3.13%,
04/01/25
(b)
..................... EUR 1,140 1,228,835
Boyd Gaming Corp.
8.63%, 06/01/25
(c)
................. USD 10,850 11,396,406
4.75%, 12/01/27 .................. 10,866 10,811,670
4.75%, 06/15/31
(c)
................. 11,498 11,081,198
Boyne USA, Inc., 4.75%, 05/15/29
(c)
...... 19,522 18,741,120
Burger King France SAS, (EURIBOR 3 Month +
4.75%), 4.75%, 11/01/26
(a)(b)
.......... EUR 600 660,431
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 .................. USD 62,795 64,832,070
4.63%, 10/15/29 .................. 30,558 28,571,730
Carnival Corp.
10.13%, 02/01/26
(b)
................ EUR 1,776 2,192,409
10.50%, 02/01/26
(c)
................ USD 42,276 47,007,107
7.63%, 03/01/26
(b)
................. EUR 1,757 1,988,386
5.75%, 03/01/27
(c)
................. USD 56,600 53,977,439
9.88%, 08/01/27
(c)
................. 25,346 28,015,440
4.00%, 08/01/28
(c)
................. 59,595 55,423,350
6.00%, 05/01/29
(c)
................. 42,582 40,126,722
CCM Merger, Inc., 6.38%, 05/01/26
(c)
...... 13,107 13,238,070
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
.. 34,810 35,158,100
Cedar Fair LP
5.50%, 05/01/25
(c)
................. 24,206 24,857,504
6.50%, 10/01/28 .................. 3,917 3,985,548
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 .................. 9,338 9,443,893
4.75%, 01/15/28 .................. 9,981 9,681,570
Cirsa Finance International SARL
(b)
4.75%, 05/22/25 .................. EUR 2,920 3,159,185
4.50%, 03/15/27 .................. 502 524,216
Codere Finance 2 Luxembourg SA
( i )
11.00%, (11.00% Cash or 11.00% PIK),
09/30/26
(b)(l)
................... 3,271 3,834,950
2.00%, (2.00% Cash or 13.63% PIK),
11/30/27
(a)(c)
................... USD 350 318,609
2.00%, (2.00% Cash or 12.75% PIK),
11/30/27
(a)(b)
................... EUR 609 615,789
Colt Merger Sub, Inc.
(c)
5.75%, 07/01/25 .................. USD 8,759 8,939,304
8.13%, 07/01/27 .................. 54,228 58,102,862
CPUK Finance Ltd.
(b)
4.88%, 08/28/25 .................. GBP 1,750 2,232,794
4.50%, 08/28/27 .................. 200 252,354
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 .................. USD 14,737 13,963,307
6.75%, 01/15/30 .................. 34,415 31,660,768
Food Service Project SA, 5.50%, 01/21/27
(b)
. EUR 2,697 2,920,484

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Gamma Bidco SpA
(b)
5.13%, 07/15/25 .................. EUR 400 $ 436,425
6.25%, 07/15/25 .................. 2,472 2,758,578
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(c)
................. USD 5,562 5,683,808
5.75%, 05/01/28
(c)
................. 5,068 5,243,353
4.88%, 01/15/30 .................. 18,116 18,075,148
4.00%, 05/01/31
(c)
................. 3,740 3,529,625
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 2,120 2,134,299
Inter Media & Communication SpA, 6.75%,
02/09/27
(b)
..................... EUR 939 1,011,595
International Game Technology plc, 3.50%,
06/15/26
(b)
..................... 2,500 2,779,840
IRB Holding Corp., 7.00%, 06/15/25
(c)
..... USD 8,718 9,066,720
Life Time, Inc.
(c)
5.75%, 01/15/26 .................. 11,642 11,630,242
8.00%, 04/15/26 .................. 10,573 10,556,136
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
. 11,504 11,532,760
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
11,924 10,552,740
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
7,701 7,602,812
MGM Resorts International, 5.75%, 06/15/25 . 744 762,615
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
..................... 15,472 14,263,018
NCL Corp. Ltd.
(c)
3.63%, 12/15/24 .................. 1,448 1,364,740
5.88%, 03/15/26 .................. 17,605 16,727,567
7.75%, 02/15/29 .................. 6,792 6,839,136
NCL Finance Ltd., 6.13%, 03/15/28
(c)
...... 18,576 17,226,361
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(c)
..................... 16,031 17,734,294
Penn National Gaming, Inc., 4.13%, 07/01/29
(c)
4,184 3,745,517
Powdr Corp., 6.00%, 08/01/25
(c)
......... 18,786 19,208,684
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 .................. 6,317 5,429,146
5.88%, 09/01/31 .................. 6,871 5,865,429
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
.. 10,076 9,677,998
Royal Caribbean Cruises Ltd.
(c)
10.88%, 06/01/23 ................. 6,111 6,502,593
9.13%, 06/15/23 .................. 4,493 4,678,336
11.50%, 06/01/25 ................. 7,435 8,170,024
5.50%, 08/31/26 .................. 7,904 7,681,107
5.38%, 07/15/27 .................. 22,415 21,535,884
5.50%, 04/01/28 .................. 20,619 19,656,299
Scientific Games International, Inc.
8.63%, 07/01/25
(c)
................. 11,100 11,668,875
5.00%, 10/15/25
(c)
................. 7,742 7,935,550
3.38%, 02/15/26
(b)
................. EUR 8,200 9,187,054
8.25%, 03/15/26
(c)
................. USD 18,155 18,903,894
7.00%, 05/15/28
(c)
................. 7,540 7,815,172
7.25%, 11/15/29
(c)
................. 4,781 5,008,097
Sisal Group SpA, 7.00%, 07/31/23
(b)
...... EUR 688 760,729
Six Flags Entertainment Corp., 5.50%,
04/15/27
(c)
..................... USD 2,000 1,997,500
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
21,163 22,088,881
Station Casinos LLC
(c)
4.50%, 02/15/28 .................. 10,413 9,876,574
4.63%, 12/01/31 .................. 14,308 13,087,528
Stonegate Pub Co. Financing plc
(b)
8.00%, 07/13/25 .................. GBP 1,764 2,352,733
8.25%, 07/31/25 .................. 2,988 3,993,877
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
...... USD 11,406 11,781,029
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
..................... 11,240 10,259,338
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
..................... USD 6,916 $ 6,656,650
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
... 3,780 3,657,150
Wynn Resorts Finance LLC
(c)
7.75%, 04/15/25 .................. 7,193 7,463,888
5.13%, 10/01/29 .................. 29,439 27,709,459
Yum! Brands, Inc.
7.75%, 04/01/25
(c)
................. 4,681 4,862,389
4.75%, 01/15/30
(c)
................. 1,570 1,539,581
5.35%, 11/01/43 .................. 718 698,255
1,113,672,041
Household Durables — 1.0%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 .................. 1,575 1,613,666
4.63%, 08/01/29 .................. 4,879 4,302,449
4.63%, 04/01/30 .................. 7,214 6,284,620
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 .................. 12,607 11,447,282
4.88%, 02/15/30 .................. 17,141 15,329,453
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
15,282 15,702,255
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
..................... 6,390 6,230,250
K. Hovnanian Enterprises, Inc.
(c)
10.00%, 11/15/25 ................. 4,335 4,584,263
7.75%, 02/15/26 .................. 19,092 19,712,490
Mattamy Group Corp.
(c)
5.25%, 12/15/27 .................. 7,685 7,585,786
4.63%, 03/01/30 .................. 6,067 5,698,794
Meritage Homes Corp., 5.13%, 06/06/27 .... 2,751 2,778,372
New Home Co., Inc. (The), 7.25%, 10/15/25
(c)
5,333 5,156,051
Newell Brands, Inc.
4.88%, 06/01/25 .................. 3,845 3,968,944
6.00%, 04/01/46
(l)
................. 7,468 7,804,060
Nobel Bidco BV, 3.13%, 06/15/28
(b)
....... EUR 1,357 1,334,175
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(c)
USD 8,960 9,105,600
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
. 18,593 16,068,071
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 .................. 6,829 7,102,160
5.13%, 08/01/30 .................. 4,190 4,095,725
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 .................. 14,672 13,326,944
3.88%, 10/15/31 .................. 16,053 13,765,448
Toll Brothers Finance Corp., 4.35%, 02/15/28 . 639 641,994
TRI Pointe Homes, Inc.
5.25%, 06/01/27 .................. 4,958 4,922,873
5.70%, 06/15/28 .................. 3,737 3,730,572
Williams Scotsman International, Inc., 4.63%,
08/15/28
(c)
..................... 7,695 7,502,625
199,794,922
Household Products — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 .................. 13,153 11,870,583
4.13%, 04/30/31
(c)
................. 10,197 9,177,300
Energizer Holdings, Inc.
(c)
6.50%, 12/31/27 .................. 7,123 7,051,770
4.75%, 06/15/28 .................. 5,270 4,786,609
4.38%, 03/31/29 .................. 1,324 1,159,142
Spectrum Brands, Inc.
5.75%, 07/15/25 .................. 61 62,144
5.00%, 10/01/29
(c)
................. 6,057 5,697,941
5.50%, 07/15/30
(c)
................. 3,692 3,544,320
3.88%, 03/15/31
(c)
................. 4,633 4,087,232
47,437,041

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
58
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
— 0.3%
(c)
Calpine Corp.
5.25%, 06/01/26 .................. USD 1,197 $ 1,202,985
4.50%, 02/15/28 .................. 7,447 7,264,400
5.13%, 03/15/28 .................. 37,846 36,051,343
4.63%, 02/01/29 .................. 629 578,680
5.00%, 02/01/31 .................. 1,797 1,635,270
3.75%, 03/01/31 .................. 55 49,235
Clearway Energy Operating LLC
4.75%, 03/15/28 .................. 4,280 4,298,532
3.75%, 01/15/32 .................. 15,245 14,025,400
65,105,845
Insurance — 2.3%
Acrisure LLC, 6.00%, 08/01/29
(c)
......... 11,864 10,969,810
Alliant Holdings Intermediate LLC
(c)
4.25%, 10/15/27 .................. 73,919 71,100,469
6.75%, 10/15/27 .................. 109,778 108,454,077
5.88%, 11/01/29 .................. 82,531 79,332,924
AmWINS Group, Inc., 4.88%, 06/30/29
(c)
.... 11,932 11,454,959
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(c)(i)
.......... 7,191 7,428,795
BroadStreet Partners, Inc., 5.88%, 04/15/29
(c)
3,263 3,042,747
BUPA Finance plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 3.17%),
4.00%
(a)(b)(j)
.................... GBP 700 773,550
Galaxy Bidco Ltd., 6.50%, 07/31/26
(b)
...... 3,684 4,754,796
GTCR AP Finance, Inc., 8.00%, 05/15/27
(c)
.. USD 8,441 8,539,338
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(c)
..................... 260 261,014
HUB International Ltd.
(c)
7.00%, 05/01/26 .................. 43,202 43,701,199
5.63%, 12/01/29 .................. 3,315 3,165,825
NFP Corp.
(c)
4.88%, 08/15/28 .................. 24,671 23,560,805
6.88%, 08/15/28 .................. 97,188 92,814,540
Ryan Specialty Group LLC, 4.38%, 02/01/30
(c)
8,762 8,280,090
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)(b)
.................... EUR 1,700 1,943,893
479,578,831
Interactive Media & Services — 0.2%
(c)
Rackspace Technology Global, Inc., 5.38%,
12/01/28 ...................... USD 3,372 2,925,716
Twitter, Inc.
3.88%, 12/15/27 .................. 20,923 20,321,464
5.00%, 03/01/30 .................. 16,195 16,114,025
39,361,205
Internet & Direct Marketing Retail — 0.2%
ANGI Group LLC, 3.88%, 08/15/28
(c)
...... 13,407 11,357,606
Go Daddy Operating Co. LLC
(c)
5.25%, 12/01/27 .................. 4,055 4,073,471
3.50%, 03/01/29 .................. 3,362 3,091,258
HSE Finance SARL, 5.63%, 10/15/26
(b)
.... EUR 2,080 2,177,317
Match Group Holdings II LLC
(c)
4.63%, 06/01/28 .................. USD 6,377 6,177,719
4.13%, 08/01/30 .................. 2,953 2,767,168
3.63%, 10/01/31 .................. 3,821 3,417,636
MercadoLibre, Inc., 2.38%, 01/14/26 ...... 115 105,800
Rakuten Group, Inc., (EUR Swap Annual 5 Year
+ 4.74%), 4.25%
(a)(b)(j)
.............. EUR 2,225 2,127,270
Very Group Funding plc (The), 6.50%,
08/01/26
(b)
..................... GBP 3,408 4,235,165
39,530,410
Security
Par (000)
Par (000) Value
IT Services — 1.4%
Acuris Finance US, Inc., 5.00%, 05/01/28
(c)
.. USD 27,195 $ 24,985,406
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
.. 7,111 6,353,110
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
..... 1,505 1,403,954
Banff Merger Sub, Inc., 8.38%, 09/01/26
(b)
... EUR 1,147 1,263,476
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
USD 14,883 14,104,619
Booz Allen Hamilton, Inc.
(c)
3.88%, 09/01/28 .................. 17,995 17,370,393
4.00%, 07/01/29 .................. 22,943 22,402,463
CA Magnum Holdings, 5.38%, 10/31/26
(c)
... 33,206 32,375,850
Cablevision Lightpath LLC
(c)
3.88%, 09/15/27 .................. 8,111 7,583,785
5.63%, 09/15/28 .................. 4,738 4,323,425
Centurion Bidco SpA, 5.88%, 09/30/26
(b)
.... EUR 2,068 2,222,025
Endurance International Group Holdings, Inc.,
6.00%, 02/15/29
(c)
................ USD 8,959 7,727,406
Gartner, Inc.
(c)
4.50%, 07/01/28 .................. 11,926 11,881,218
3.63%, 06/15/29 .................. 5,696 5,340,000
3.75%, 10/01/30 .................. 13,929 13,075,849
ION Trading Technologies SARL, 5.75%,
05/15/28
(c)
..................... 11,449 11,033,974
Nexi SpA, 0.00%, 02/24/28
(b)(h)(m)
......... EUR 1,500 1,356,345
Northwest Fiber LLC
(c)
4.75%, 04/30/27 .................. USD 15,606 14,817,897
6.00%, 02/15/28 .................. 13,354 11,722,163
10.75%, 06/01/28 ................. 6,083 6,341,588
Square, Inc., 3.50%, 06/01/31
(c)
......... 42,586 38,966,190
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
.. 20,268 20,445,345
Twilio, Inc., 3.88%, 03/15/31 ........... 18,603 17,291,812
United Group BV
(b)
4.88%, 07/01/24 .................. EUR 2,496 2,750,829
4.00%, 11/15/27 .................. 4,099 4,189,895
4.63%, 08/15/28 .................. 131 135,414
5.25%, 02/01/30 .................. 234 241,744
301,706,175
Leisure Products — 0.2%
Mattel, Inc.
3.75%, 04/01/29
(c)
................. USD 7,999 7,696,798
6.20%, 10/01/40 .................. 14,249 16,390,981
5.45%, 11/01/41 .................. 22,800 24,270,600
48,358,379
Life Sciences Tools & Services — 0.3%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 .................. 4,643 4,538,533
3.75%, 03/15/29 .................. 1,064 1,003,538
4.00%, 03/15/31 .................. 3,178 2,983,347
PRA Health Sciences, Inc., 2.88%, 07/15/26 . 19,321 18,385,091
Syneos Health, Inc., 3.63%, 01/15/29 ..... 30,256 27,948,980
54,859,489
Machinery — 1.1%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
.. 12,691 12,722,728
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(c)
..................... 6,818 6,408,920
Clark Equipment Co., 5.88%, 06/01/25
(c)
.... 4,858 4,900,507
Colfax Corp., 6.38%, 02/15/26
(c)
......... 2,160 2,228,126
EnPro Industries, Inc., 5.75%, 10/15/26 .... 6,448 6,600,012
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
... 10,037 9,333,607
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(i)
.......... 19,436 20,213,440
IMA Industria Macchine Automatiche SpA
(b)
3.75%, 01/15/28 .................. EUR 1,807 1,871,558
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
.................... 1,460 1,588,831
Meritor, Inc., 4.50%, 12/15/28
(c)
......... USD 5,330 5,343,591

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Machinery (continued)
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
USD 6,469 $ 6,127,631
Novafives SAS, 5.00%, 06/15/25
(b)
....... EUR 1,000 979,031
OT Merger Corp., 7.88%, 10/15/29
(c)
...... USD 7,687 6,649,255
Renk AG, 5.75%, 07/15/25
(b)
........... EUR 1,021 1,135,637
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
..................... USD 8,160 7,609,200
Schenck Process Holding GmbH, 5.38%,
06/15/23
(b)
..................... EUR 1,923 2,100,727
Stevens Holding Co., Inc., 6.13%, 10/01/26
(c)
. USD 6,116 6,316,177
Terex Corp., 5.00%, 05/15/29
(c)
......... 15,845 15,186,957
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
.... 33,008 32,799,224
Titan International, Inc., 7.00%, 04/30/28 ... 4,434 4,448,233
TK Elevator Holdco GmbH
6.63%, 07/15/28
(b)
................. EUR 1,800 1,954,014
7.63%, 07/15/28
(c)
................. USD 13,673 13,553,361
TK Elevator Midco GmbH, 4.38%, 07/15/27
(b)
. EUR 3,669 4,004,005
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
USD 47,220 46,701,997
Wabash National Corp., 4.50%, 10/15/28
(c)
.. 13,338 12,004,200
232,780,969
Marine — 0.1%
(c)
Danaos Corp., 8.50%, 03/01/28 ......... 3,114 3,331,980
Seaspan Corp., 5.50%, 08/01/29 ........ 15,252 14,279,685
17,611,665
Media — 5.3%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(c)
..................... 7,569 7,163,529
Altice Financing SA
2.25%, 01/15/25
(b)
................. EUR 2,251 2,371,886
3.00%, 01/15/28
(b)
................. 949 923,957
5.00%, 01/15/28
(c)
................. USD 9,224 8,267,932
4.25%, 08/15/29
(b)
................. EUR 1,932 1,903,132
5.75%, 08/15/29
(c)
................. USD 51,703 47,002,422
AMC Networks, Inc.
4.75%, 08/01/25 .................. 6,612 6,588,528
4.25%, 02/15/29 .................. 4,970 4,637,979
Block Communications, Inc., 4.88%, 03/01/28
(c)
6,846 6,606,390
Cable One, Inc.
1.13%, 03/15/28
(h)
................. 16,595 14,835,930
4.00%, 11/15/30
(c)
................. 6,910 6,372,540
Century Communications Corp. Escrow, 0.00%,
03/15/13
(d)(e)(k)
................... 625 —
Charter Communications Operating LLC
5.25%, 04/01/53 .................. 14,478 14,575,644
5.50%, 04/01/63 .................. 14,478 14,563,739
Clear Channel International BV, 6.63%,
08/01/25
(c)
..................... 23,240 23,646,700
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 .................. 61,468 60,803,531
7.75%, 04/15/28 .................. 47,014 47,259,883
7.50%, 06/01/29 .................. 70,083 69,932,672
CSC Holdings LLC
5.25%, 06/01/24 .................. 10,856 10,869,733
6.50%, 02/01/29
(c)
................. 2,456 2,475,501
5.75%, 01/15/30
(c)
................. 17,017 15,145,130
4.13%, 12/01/30
(c)
................. 18,950 16,616,592
4.63%, 12/01/30
(c)
................. 29,071 24,311,787
3.38%, 02/15/31
(c)
................. 11,899 10,024,907
4.50%, 11/15/31
(c)
................. 18,067 16,192,910
5.00%, 11/15/31
(c)
................. 12,425 10,410,410
Directv Financing LLC, 5.88%, 08/15/27
(c)
... 11,530 11,342,637
DISH DBS Corp.
5.88%, 07/15/22 .................. 32,356 32,517,133
5.00%, 03/15/23 .................. 26,101 26,193,398
5.25%, 12/01/26
(c)
................. 66,397 63,243,142
Security
Par (000)
Par (000) Value
Media (continued)
5.75%, 12/01/28
(c)
................. USD 62,846 $ 59,468,028
5.13%, 06/01/29 .................. 21,853 18,609,796
DISH Network Corp., 3.38%, 08/15/26
(h)
.... 9,649 8,679,275
GCI LLC, 4.75%, 10/15/28
(c)
........... 5,325 5,198,584
iHeartCommunications, Inc., 8.38%, 05/01/27 791 817,854
LCPR Senior Secured Financing DAC
(c)
6.75%, 10/15/27 .................. 17,191 17,660,314
5.13%, 07/15/29 .................. 16,994 16,224,087
Liberty Broadband Corp.
(c)(h)
1.25%, 09/30/50 .................. 27,902 26,716,165
2.75%, 09/30/50 .................. 57,437 56,648,639
Midcontinent Communications, 5.38%,
08/15/27
(c)
..................... 8,651 8,687,075
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 .................. 385 376,368
4.25%, 01/15/29 .................. 6,751 6,280,118
4.63%, 03/15/30 .................. 905 851,831
PFD ADELPHIA, Series B, 10.50%, 12/31/49
(d)
(e)(k)
......................... 800 —
Quebecor Media, Inc., 5.75%, 01/15/23 .... 1,537 1,564,174
Radiate Holdco LLC
(c)
4.50%, 09/15/26 .................. 20,133 19,428,345
6.50%, 09/15/28 .................. 69,675 65,886,422
Scripps Escrow II, Inc., 3.88%, 01/15/29
(c)
... 1,213 1,127,180
SES SA, (EUR Swap Annual 5 Year + 3.19%),
2.88%
(a)(b)(j)
.................... EUR 478 489,458
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
..................... USD 13,624 12,148,112
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 .................. 24,759 23,408,966
5.00%, 08/01/27 .................. 2,637 2,630,407
4.00%, 07/15/28 .................. 9,975 9,476,250
4.13%, 07/01/30 .................. 1,115 1,043,830
3.88%, 09/01/31 .................. 27,558 25,077,780
Stagwell Global LLC, 5.63%, 08/15/29
(c)
.... 5,853 5,521,603
Summer BC Bidco B LLC, 5.50%, 10/31/26
(c)
. 200 192,516
Summer BC Holdco B SARL, 5.75%, 10/31/26
(b)
EUR 4,851 5,435,517
Summer BidCo BV
(b)( i )
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
.................... 1,480 1,567,929
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ..................... 1,165 1,281,234
TEGNA, Inc., 4.63%, 03/15/28 .......... USD 446 443,645
Tele Columbus AG, 3.88%, 05/02/25
(b)
..... EUR 5,190 5,319,557
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
................ USD 6,200 5,983,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(c)
.. 24,577 25,007,098
Univision Communications, Inc.
(c)
5.13%, 02/15/25 .................. 7,513 7,519,311
6.63%, 06/01/27 .................. 2,490 2,608,275
UPC Broadband Finco BV, 4.88%, 07/15/31
(c)
. 18,856 17,703,333
UPCB Finance VII Ltd., 3.63%, 06/15/29
(b)
... EUR 6,335 6,851,883
Videotron Ltd., 3.63%, 06/15/29
(c)
........ USD 15,649 14,509,596
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(b)
................ GBP 1,427 1,764,447
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
................ USD 25,002 24,001,920
VZ Secured Financing BV, 3.50%, 01/15/32
(b)
. EUR 2,037 2,068,650
Ziggo Bond Co. BV
(c)
6.00%, 01/15/27 .................. USD 3,625 3,647,656
5.13%, 02/28/30 .................. 2,823 2,627,169
Ziggo BV
2.88%, 01/15/30
(b)
................. EUR 500 504,727
4.88%, 01/15/30
(c)
................. USD 2,966 2,793,171
1,102,650,969

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
60
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Metals & Mining — 1.4%
Allegheny Technologies, Inc.
4.88%, 10/01/29 .................. USD 6,787 $ 6,431,972
5.13%, 10/01/31 .................. 7,651 7,174,572
Arconic Corp.
(c)
6.00%, 05/15/25 .................. 1,118 1,143,714
6.13%, 02/15/28 .................. 13,044 13,087,893
Big River Steel LLC, 6.63%, 01/31/29
(c)
.... 54,458 57,138,423
Carpenter Technology Corp., 7.63%, 03/15/30 9,289 9,511,100
Commercial Metals Co.
4.13%, 01/15/30 .................. 4,582 4,278,443
4.38%, 03/15/32 .................. 4,902 4,552,732
Constellium SE
4.25%, 02/15/26
(b)
................. EUR 700 772,640
5.88%, 02/15/26
(c)
................. USD 8,669 8,669,000
5.63%, 06/15/28
(c)
................. 5,362 5,384,574
3.75%, 04/15/29
(c)
................. 26,427 23,718,233
ERO Copper Corp., 6.50%, 02/15/30
(c)
..... 8,555 8,334,709
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(c)
..................... 6,306 6,826,245
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 .................. 10,746 10,094,363
4.50%, 06/01/31 .................. 7,983 7,197,393
New Gold, Inc.
(c)
6.38%, 05/15/25 .................. 4,100 4,089,750
7.50%, 07/15/27 .................. 19,535 20,267,562
Novelis Corp.
(c)
3.25%, 11/15/26 .................. 26,798 25,599,593
4.75%, 01/30/30 .................. 26,864 26,081,317
3.88%, 08/15/31 .................. 26,148 23,916,530
United States Steel Corp., 6.88%, 03/01/29 .. 20,176 20,983,040
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(c)
..................... 6,297 6,108,090
301,361,888
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(c)
5.50%, 11/01/23 .................. 2,231 2,269,039
4.38%, 01/15/27 .................. 5,032 4,881,040
7,150,079
Multiline Retail — 0.1%
(c)
Macy's Retail Holdings LLC
5.88%, 03/15/30 .................. 2,916 2,876,663
6.13%, 03/15/32 .................. 2,916 2,879,550
NMG Holding Co., Inc., 7.13%, 04/01/26 .... 17,302 17,769,154
23,525,367
Oil, Gas & Consumable Fuels — 9.6%
Aethon United BR LP, 8.25%, 02/15/26
(c)
.... 28,467 29,540,206
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 .................. 2,451 2,496,074
5.38%, 06/15/29 .................. 13,226 13,212,509
Antero Resources Corp.
(c)
7.63%, 02/01/29 .................. 8,091 8,745,805
5.38%, 03/01/30 .................. 5,776 5,898,740
Apache Corp.
4.25%, 01/15/30 .................. 10,667 10,752,496
5.10%, 09/01/40 .................. 25,113 25,301,347
5.25%, 02/01/42 .................. 4,362 4,340,190
5.35%, 07/01/49 .................. 8,305 7,993,563
Ascent Resources Utica Holdings LLC
9.00%, 11/01/27
(b)
................. 215 294,550
9.00%, 11/01/27
(c)
................. 44,114 60,436,180
5.88%, 06/30/29
(c)
................. 7,841 7,747,614
Bonanza Creek Energy, Inc., 5.00%, 10/15/26
(c)
5,912 5,860,447
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.17%), 4.25%
(a)(b)(j)
............... GBP 1,375 $ 1,783,763
Buckeye Partners LP
4.13%, 03/01/25
(c)
................. USD 361 356,014
5.85%, 11/15/43 .................. 5,448 4,644,093
5.60%, 10/15/44 .................. 10,558 8,850,666
Callon Petroleum Co.
6.13%, 10/01/24 .................. 7,251 7,214,745
9.00%, 04/01/25
(c)
................. 58,252 61,747,120
6.38%, 07/01/26 .................. 2,678 2,662,936
8.00%, 08/01/28
(c)
................. 48,660 51,295,912
Centennial Resource Production LLC, 6.88%,
04/01/27
(c)
..................... 5,458 5,485,836
Cheniere Energy Partners LP
4.50%, 10/01/29 .................. 29,375 29,521,875
4.00%, 03/01/31 .................. 28,834 27,951,391
3.25%, 01/31/32
(c)
................. 37,883 34,446,633
Cheniere Energy, Inc., 4.63%, 10/15/28 .... 97,296 97,621,942
Chesapeake Energy Corp., 6.75%, 04/15/29
(c)
28,252 29,922,682
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 .................. 13,281 13,364,006
6.38%, 06/15/26 .................. 19,039 19,156,471
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
6,203 5,808,923
CNX Resources Corp., 6.00%, 01/15/29
(c)
... 4,592 4,637,920
Colgate Energy Partners III LLC
(c)
7.75%, 02/15/26 .................. 9,807 10,454,360
5.88%, 07/01/29 .................. 23,680 24,412,896
Comstock Resources, Inc.
(c)
7.50%, 05/15/25 .................. 7,533 7,645,995
6.75%, 03/01/29 .................. 32,040 33,051,823
5.88%, 01/15/30 .................. 33,152 32,664,666
CQP Holdco LP, 5.50%, 06/15/31
(c)
....... 36,535 35,891,984
Crescent Energy Finance LLC, 7.25%,
05/01/26
(c)
..................... 40,350 40,538,031
Crestwood Midstream Partners LP
(c)
5.63%, 05/01/27 .................. 2,801 2,775,343
6.00%, 02/01/29 .................. 2,147 2,138,949
8.00%, 04/01/29 .................. 6,777 7,233,634
CrownRock LP, 5.63%, 10/15/25
(c)
........ 37,792 38,518,929
Cullinan Holdco SCSp, 4.63%, 10/15/26
(b)
... EUR 1,411 1,467,732
DCP Midstream Operating LP
6.45%, 11/03/36
(c)
................. USD 12,909 14,874,395
6.75%, 09/15/37
(c)
................. 10,156 11,907,910
5.60%, 04/01/44 .................. 1,634 1,716,942
Diamondback Energy, Inc., 4.25%, 03/15/52 . 13,425 13,268,496
DT Midstream, Inc.
(c)
4.13%, 06/15/29 .................. 22,986 22,039,092
4.38%, 06/15/31 .................. 21,110 20,212,825
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(a)(j)
............ 43,069 42,328,220
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................. 14,704 14,998,080
5.38%, 06/01/29 .................. 4,740 4,728,150
EnLink Midstream Partners LP
4.40%, 04/01/24 .................. 8,993 9,110,420
4.15%, 06/01/25 .................. 377 375,692
4.85%, 07/15/26 .................. 1,948 1,948,000
5.60%, 04/01/44 .................. 10,729 9,253,762
5.05%, 04/01/45 .................. 1,662 1,342,065
5.45%, 06/01/47 .................. 3,758 3,166,115
EQM Midstream Partners LP
6.00%, 07/01/25
(c)
................. 15,139 15,442,461
4.13%, 12/01/26 .................. 1,685 1,617,651

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.50%, 07/01/27
(c)
................. USD 13,369 $ 13,964,455
5.50%, 07/15/28 .................. 9,013 9,048,286
4.50%, 01/15/29
(c)
................. 9,574 8,951,690
4.75%, 01/15/31
(c)
................. 17,291 16,167,085
Genesis Energy LP
6.50%, 10/01/25 .................. 355 350,137
7.75%, 02/01/28 .................. 1,513 1,521,026
Great Western Petroleum LLC, 12.00%,
09/01/25
(c)
..................... 8,167 9,106,205
Gulfport Energy Corp., 8.00%, 05/17/26
(c)
... 2,222 2,285,235
Harbour Energy plc, 5.50%, 10/15/26
(c)
..... 5,192 5,127,100
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
.. 1,866 1,905,895
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
..................... 13,981 13,192,472
Hilcorp Energy I LP, 6.25%, 11/01/28
(c)
..... 2,684 2,697,420
ITT Holdings LLC, 6.50%, 08/01/29
(c)
...... 22,128 20,440,076
Matador Resources Co., 5.88%, 09/15/26 ... 37,118 37,797,259
MPLX LP, 4.95%, 03/14/52 ............ 26,110 27,182,574
Murphy Oil Corp.
5.75%, 08/15/25 .................. 1,758 1,791,472
5.88%, 12/01/27 .................. 4,769 4,852,458
6.37%, 12/01/42
(l)
................. 1,714 1,642,800
Neptune Energy Bondco plc, 6.63%, 05/15/25
(c)
4,626 4,651,397
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 .................. 39,485 39,718,356
6.50%, 09/30/26 .................. 65,491 64,886,518
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
11,446 11,259,316
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
..... 9,239 11,595,192
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(c)
44,740 46,611,027
NuStar Logistics LP
5.75%, 10/01/25 .................. 5,919 6,029,981
6.00%, 06/01/26 .................. 6,462 6,534,665
6.38%, 10/01/30 .................. 1,866 1,891,266
Occidental Petroleum Corp.
6.95%, 07/01/24 .................. 2,108 2,263,465
5.50%, 12/01/25 .................. 4,340 4,566,982
5.55%, 03/15/26 .................. 2,441 2,587,460
7.20%, 03/15/29 .................. 5,695 6,321,450
8.88%, 07/15/30 .................. 6,200 7,951,500
6.63%, 09/01/30 .................. 32,992 37,858,320
6.20%, 03/15/40 .................. 28,819 31,989,090
4.50%, 07/15/44 .................. 3,940 3,765,202
6.60%, 03/15/46 .................. 4,375 5,140,625
4.40%, 04/15/46 .................. 2,228 2,116,600
4.40%, 08/15/49 .................. 2,228 2,094,320
Parkland Corp., 5.88%, 07/15/27
(c)
....... 6,300 6,284,250
PDC Energy, Inc., 6.13%, 09/15/24 ....... 2,601 2,632,836
Range Resources Corp.
4.88%, 05/15/25 .................. 1,830 1,852,264
4.75%, 02/15/30
(c)
................. 7,098 7,049,591
Repsol International Finance BV
(a)(b)(j)
(EUR Swap Annual 5 Year + 4.00%), 3.75% EUR 1,250 1,393,183
(EUR Swap Annual 5 Year + 4.41%), 4.25% 2,710 3,009,018
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
.. USD 23,088 23,109,356
Rubis Terminal Infra SAS, 5.63%, 05/15/25
(b)
. EUR 3,555 4,031,037
SM Energy Co.
10.00%, 01/15/25
(c)
................ USD 52,442 57,248,834
5.63%, 06/01/25 .................. 4,857 4,850,929
6.75%, 09/15/26 .................. 7,838 8,059,620
6.63%, 01/15/27 .................. 2,339 2,397,849
6.50%, 07/15/28 .................. 8,523 8,795,139
Southwestern Energy Co.
5.38%, 02/01/29 .................. 28,839 29,199,488
4.75%, 02/01/32 .................. 1,539 1,537,076
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Summit Midstream Holdings LLC, 8.50%,
10/15/26
(c)
..................... USD 6,562 $ 6,257,064
Sunoco LP, 6.00%, 04/15/27 ........... 637 648,944
Tallgrass Energy Partners LP
(c)
6.00%, 03/01/27 .................. 2,791 2,780,269
6.00%, 12/31/30 .................. 1,944 1,886,360
6.00%, 09/01/31 .................. 6,512 6,269,428
Tap Rock Resources LLC, 7.00%, 10/01/26
(c)
. 49,551 51,291,231
Targa Resources Corp., 4.95%, 04/15/52 ... 14,440 14,711,651
TerraForm Power Operating LLC
(c)
4.25%, 01/31/23 .................. 3,297 3,288,758
5.00%, 01/31/28 .................. 63 62,732
4.75%, 01/15/30 .................. 7,064 6,889,519
UGI International LLC, 2.50%, 12/01/29
(b)
... EUR 683 637,700
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 .................. USD 44,072 42,843,713
4.13%, 08/15/31 .................. 44,059 43,228,488
3.88%, 11/01/33 .................. 88,095 84,240,844
Western Midstream Operating LP
4.75%, 08/15/28 .................. 2,229 2,300,618
4.55%, 02/01/30
(l)
................. 4,539 4,516,305
5.45%, 04/01/44 .................. 19,455 19,722,701
5.30%, 03/01/48 .................. 9,211 9,118,890
5.50%, 08/15/48 .................. 6,422 6,341,725
5.75%, 02/01/50
(l)
................. 49,810 48,564,750
2,009,125,804
Personal Products — 0.1%
Coty, Inc.
3.88%, 04/15/26
(b)
................. EUR 3,009 3,233,006
4.75%, 04/15/26
(b)
................. 1,600 1,692,739
4.75%, 01/15/29
(c)
................. USD 7,068 6,595,257
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
.... 7,708 6,879,390
18,400,392
Pharmaceuticals — 1.6%
Almirall SA, 2.13%, 09/30/26
(b)
.......... EUR 817 866,378
Bausch Health Americas, Inc., 8.50%,
01/31/27
(c)
..................... USD 19,988 19,933,433
Bausch Health Cos., Inc.
(c)
6.13%, 04/15/25 .................. 2,770 2,794,238
9.00%, 12/15/25 .................. 10,374 10,748,242
6.13%, 02/01/27 .................. 8,215 8,267,083
7.00%, 01/15/28 .................. 22,925 20,524,294
4.88%, 06/01/28 .................. 822 787,065
6.25%, 02/15/29 .................. 13,187 10,813,340
7.25%, 05/30/29 .................. 21,116 18,010,470
5.25%, 02/15/31 .................. 1,418 1,103,714
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27
(c)
................. 5,833 5,901,013
2.38%, 03/01/28
(b)
................. EUR 4,615 4,768,207
3.13%, 02/15/29
(c)
................. USD 6,779 6,161,535
3.50%, 04/01/30
(c)
................. 15,281 13,943,912
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(b)
................. EUR 1,605 1,753,408
5.50%, 01/15/28
(c)
................. USD 13,805 13,356,198
Elanco Animal Health, Inc., 6.40%, 08/28/28
(l)
. 3,159 3,388,091
Embecta Corp.
(c)
5.00%, 02/15/30 .................. 6,067 5,722,425
6.75%, 02/15/30 .................. 9,135 9,157,837
Endo DAC, 9.50%, 07/31/27
(c)
.......... 37,235 32,673,713
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(c)
..................... 33,016 30,127,100
Gruenenthal GmbH
(b)
3.63%, 11/15/26 .................. EUR 1,502 1,644,971
4.13%, 05/15/28 .................. 2,789 3,000,485

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
62
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Jazz Securities DAC, 4.38%, 01/15/29
(c)
.... USD 7,266 $ 7,038,938
Nidda BondCo GmbH
(b)
5.00%, 09/30/25 .................. EUR 1,540 1,538,680
7.25%, 09/30/25 .................. 970 1,016,555
Nidda Healthcare Holding GmbH
3.50%, 09/30/24
(b)
................. 4,531 4,791,936
Organon & Co.
(c)
4.13%, 04/30/28 .................. USD 16,444 15,666,281
5.13%, 04/30/31 .................. 13,586 13,110,490
P&L Development LLC, 7.75%, 11/15/25
(c)
... 15,358 14,129,360
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(c)
. 46,572 43,458,662
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/25 .................. EUR 3,400 3,930,036
4.50%, 03/01/25 .................. 2,200 2,447,896
3.75%, 05/09/27 .................. 551 574,038
1.63%, 10/15/28
(b)
................. 500 452,283
4.38%, 05/09/30 .................. 359 369,170
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25 .............. USD 245 256,196
334,227,673
Professional Services — 0.4%
AMN Healthcare, Inc., 4.00%, 04/15/29
(c)
... 6,115 5,664,324
CoreLogic, Inc., 4.50%, 05/01/28
(c)
....... 37,520 35,373,856
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(c)
..................... 17,650 16,591,000
House of Finance NV (The), 4.38%, 07/15/26
(b)
EUR 1,300 1,405,859
KBR, Inc., 4.75%, 09/30/28
(c)
........... USD 13,182 12,851,659
La Financiere Atalian SASU, 5.13%, 05/15/25
(b)
EUR 3,495 3,439,345
Science Applications International Corp.,
4.88%, 04/01/28
(c)
................ USD 7,820 7,705,359
83,031,402
Real Estate Management & Development — 0.5%
ADLER Group SA
(b)
3.25%, 08/05/25 .................. EUR 2,400 2,324,984
2.75%, 11/13/26 .................. 2,100 1,937,937
2.25%, 01/14/29 .................. 800 718,609
Aedas Homes Opco SLU, 4.00%, 08/15/26
(b)
. 1,058 1,147,121
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(c)
................ USD 12,745 13,318,525
DIC Asset AG, 2.25%, 09/22/26
(b)
........ EUR 1,900 1,839,141
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)(b)
..... 2,725 2,637,841
Five Point Operating Co. LP, 7.88%, 11/15/25
(c)
USD 8,725 8,928,293
Forestar Group, Inc., 3.85%, 05/15/26
(c)
.... 6,082 5,671,465
Heimstaden Bostad AB
(a)(b)(j)
(EUR Swap Annual 5 Year + 3.91%), 3.38% EUR 1,200 1,208,317
(EUR Swap Annual 5 Year + 3.15%), 2.63% 3,725 3,481,071
Howard Hughes Corp. (The)
(c)
5.38%, 08/01/28 .................. USD 4,888 4,907,454
4.13%, 02/01/29 .................. 6,258 5,871,631
4.38%, 02/01/31 .................. 8,444 7,937,360
Kennedy-Wilson, Inc., 4.75%, 02/01/30 .... 5,830 5,543,805
Realogy Group LLC
(c)
5.75%, 01/15/29 .................. 14,488 13,654,940
5.25%, 04/15/30 .................. 8,796 8,092,320
SBB Treasury OYJ
(b)
0.75%, 12/14/28 .................. EUR 100 90,789
1.13%, 11/26/29 .................. 600 536,097
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(b)(l)
............... GBP 2,516 3,883,585
WeWork Cos. LLC, 5.00%, 07/10/25
(c)
..... USD 20,919 17,584,721
111,316,006
Security
Par (000)
Par (000) Value
Road & Rail — 1.0%
Albion Financing 1 SARL, 6.13%, 10/15/26
(c)
. USD 11,529 $ 11,125,485
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(c)
7,658 7,544,815
BCP V Modular Services Finance II plc
(b)
4.75%, 11/30/28 .................. EUR 3,000 3,175,858
6.13%, 11/30/28 .................. GBP 1,900 2,365,897
EC Finance plc, 3.00%, 10/15/26
(b)
....... EUR 2,374 2,573,912
Hertz Corp. (The)
(c)
4.63%, 12/01/26 .................. USD 5,759 5,377,898
5.00%, 12/01/29 .................. 9,789 8,859,045
Loxam SAS
(b)
4.25%, 04/15/24 .................. EUR 1,800 1,992,600
3.25%, 01/14/25 .................. 1,531 1,665,334
3.75%, 07/15/26 .................. 1,102 1,203,230
4.50%, 02/15/27 .................. 1,305 1,429,436
5.75%, 07/15/27 .................. 989 1,066,729
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(b)(j)
............... GBP 300 384,735
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
.. USD 12,396 12,179,070
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29
(c)
................ 14,769 14,252,085
Uber Technologies, Inc.
7.50%, 05/15/25
(c)
................. 15,483 16,156,510
0.00%, 12/15/25
(h)(m)
............... 25,622 22,931,690
8.00%, 11/01/26
(c)
................. 11,774 12,512,230
7.50%, 09/15/27
(c)
................. 38,452 40,999,830
6.25%, 01/15/28
(c)
................. 14,188 14,669,541
4.50%, 08/15/29
(c)
................. 27,534 25,813,125
208,279,055
Semiconductors & Semiconductor Equipment — 0.1%
ams -OSRAM AG
(b)(h)
0.00%, 03/05/25
(m)
................ EUR 800 752,878
2.13%, 11/03/27 .................. 1,600 1,617,603
Entegris, Inc., 4.38%, 04/15/28
(c)
........ USD 1,461 1,413,518
ON Semiconductor Corp., 3.88%, 09/01/28
(c)
. 15,501 14,803,455
Synaptics, Inc., 4.00%, 06/15/29
(c)
........ 11,175 10,532,437
29,119,891
Software — 2.3%
ACI Worldwide, Inc., 5.75%, 08/15/26
(c)
.... 8,476 8,666,710
Boxer Parent Co., Inc.
6.50%, 10/02/25
(b)
................. EUR 5,621 6,269,532
7.13%, 10/02/25
(c)
................. USD 22,006 22,810,099
9.13%, 03/01/26
(c)
................. 35,633 36,701,990
Camelot Finance SA, 4.50%, 11/01/26
(c)
.... 13,529 13,156,952
Castle US Holding Corp., 9.50%, 02/15/28
(c)
. 8,315 8,254,467
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 4.62%, 05/15/28
(a)(b)
.......... EUR 2,169 2,382,363
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(c)
..................... USD 68,086 68,086,000
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 .................. 25,494 24,315,413
4.88%, 07/01/29 .................. 32,277 30,366,524
Condor Merger Sub, Inc., 7.38%, 02/15/30
(c)
. 24,122 23,138,787
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 .................. 4,772 4,736,210
6.50%, 10/15/28 .................. 4,321 4,293,648
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 4,680 4,293,900
Elastic NV, 4.13%, 07/15/29
(c)
.......... 23,169 21,546,243
Fair Isaac Corp., 4.00%, 06/15/28
(c)
....... 9,160 8,867,979
Helios Software Holdings, Inc., 4.63%,
05/01/28
(c)
..................... 8,848 8,129,631
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
..... 17,255 16,789,633
Minerva Merger Sub, Inc., 6.50%, 02/15/30
(c)
. 35,170 34,119,296

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Software (continued)
NCR Corp.
(c)
5.00%, 10/01/28 .................. USD 5,019 $ 4,805,692
5.13%, 04/15/29 .................. 523 502,781
6.13%, 09/01/29 .................. 4,012 4,022,030
Nuance Communications, Inc., 5.63%, 12/15/26 4,984 5,124,200
Open Text Corp.
(c)
3.88%, 02/15/28 .................. 717 687,438
3.88%, 12/01/29 .................. 1,755 1,667,250
Open Text Holdings, Inc., 4.13%, 02/15/30
(c)
. 3,495 3,313,942
PTC, Inc.
(c)
3.63%, 02/15/25 .................. 734 725,743
4.00%, 02/15/28 .................. 6,752 6,578,271
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
. 44,712 45,048,011
Veritas US, Inc., 7.50%, 09/01/25
(c)
....... 27,507 26,096,028
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
27,810 25,419,035
470,915,798
Specialty Retail — 2.3%
Arko Corp., 5.13%, 11/15/29
(c)
.......... 12,050 10,965,500
Asbury Automotive Group, Inc.
4.50%, 03/01/28 .................. 1,110 1,066,266
4.75%, 03/01/30 .................. 412 388,825
5.00%, 02/15/32
(c)
................. 8,419 7,825,797
Bath & Body Works, Inc., 7.60%, 07/15/37 .. 4,818 4,998,675
Carvana Co.
(c)
5.50%, 04/15/27 .................. 15,693 14,006,002
4.88%, 09/01/29 .................. 10,936 9,031,332
Constellation Automotive Financing plc, 4.88%,
07/15/27
(b)
..................... GBP 2,096 2,512,487
Douglas GmbH, 6.00%, 04/08/26
(b)
....... EUR 1,900 1,995,360
Dufry One BV, 2.50%, 10/15/24
(b)
........ 1,200 1,290,994
eG Global Finance plc
4.38%, 02/07/25
(b)
................. 817 877,144
6.75%, 02/07/25
(c)
................. USD 30,428 30,351,930
6.25%, 10/30/25
(b)
................. EUR 6,009 6,620,095
8.50%, 10/30/25
(c)
................. USD 16,076 16,457,805
Goldstory SASU, 5.38%, 03/01/26
(b)
...... EUR 1,740 1,924,875
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
. USD 1,146 1,067,213
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
... 13,329 12,342,787
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
7,880 7,407,200
L Brands, Inc.
6.88%, 11/01/35 .................. 10,745 11,067,350
6.75%, 07/01/36 .................. 3,311 3,371,889
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
.... 27,906 26,138,434
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
..................... 12,724 12,017,562
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
...... 5,995 5,666,714
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 4,526 4,487,855
Penske Automotive Group, Inc.
3.50%, 09/01/25 .................. 9,848 9,774,140
3.75%, 06/15/29 .................. 3,793 3,393,104
PetSmart, Inc.
(c)
4.75%, 02/15/28 .................. 14,963 14,460,318
7.75%, 02/15/29 .................. 87,948 90,806,310
Sonic Automotive, Inc., 4.63%, 11/15/29
(c)
... 2,511 2,259,900
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
................ 11,884 12,083,651
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 .................. 27,942 26,690,478
6.13%, 07/01/29 .................. 28,610 26,392,725
6.00%, 12/01/29 .................. 29,198 27,008,150
Staples, Inc.
(c)
7.50%, 04/15/26 .................. 31,950 31,026,805
10.75%, 04/15/27 ................. 11,737 10,445,930
Tendam Brands SAU
(b)
5.00%, 09/15/24 .................. EUR 546 600,339
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
.................... EUR 364 $ 399,623
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
... USD 24,081 22,818,915
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(i)
............ 17,016 16,718,220
488,758,699
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 4.80%, 03/01/35 .......... 2,885 2,498,410
Textiles, Apparel & Luxury Goods — 0.2%
BK LC Lux Finco1 SARL, 5.25%, 04/30/29
(b)
. EUR 1,012 1,097,929
Crocs, Inc.
(c)
4.25%, 03/15/29 .................. USD 12,283 10,870,455
4.13%, 08/15/31 .................. 15,238 12,876,110
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(b)(e)(h)(k)
............. EUR 2,700 2,568,247
Kontoor Brands, Inc., 4.13%, 11/15/29
(c)
.... USD 6,372 5,830,380
Levi Strauss & Co., 3.50%, 03/01/31
(c)
..... 6,123 5,607,198
William Carter Co. (The)
(c)
5.50%, 05/15/25 .................. 2,617 2,696,819
5.63%, 03/15/27 .................. 2,686 2,725,645
Wolverine World Wide, Inc., 4.00%, 08/15/29
(c)
6,758 5,997,725
50,270,508
Thrifts & Mortgage Finance — 0.3%
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
.... 21,290 21,963,828
Home Point Capital, Inc., 5.00%, 02/01/26
(c)
.. 13,546 11,098,373
Jerrold Finco plc, 4.88%, 01/15/26
(b)
...... GBP 761 961,028
Ladder Capital Finance Holdings LLLP
(c)
4.25%, 02/01/27 .................. USD 7,233 6,931,846
4.75%, 06/15/29 .................. 5,898 5,562,551
MGIC Investment Corp., 5.25%, 08/15/28 ... 8,434 8,332,033
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 .................. 4,322 4,398,067
5.13%, 12/15/30 .................. 3,825 3,538,125
5.75%, 11/15/31 .................. 3,079 2,936,473
Rocket Mortgage LLC, 2.88%, 10/15/26
(c)
... 5,899 5,416,137
71,138,461
Trading Companies & Distributors — 0.6%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(c)
7,445 6,877,765
Fortress Transportation & Infrastructure
Investors LLC
(c)
6.50%, 10/01/25 .................. 5,358 5,317,815
9.75%, 08/01/27 .................. 3,399 3,551,156
5.50%, 05/01/28 .................. 11,197 10,179,753
Foundation Building Materials, Inc., 6.00%,
03/01/29
(c)
..................... 9,738 8,764,200
H&E Equipment Services, Inc., 3.88%,
12/15/28
(c)
..................... 1,225 1,148,438
Herc Holdings, Inc., 5.50%, 07/15/27
(c)
..... 1,901 1,927,614
Imola Merger Corp., 4.75%, 05/15/29
(c)
..... 30,853 29,710,205
United Rentals North America, Inc., 5.25%,
01/15/30 ...................... 1,941 2,001,656
WESCO Distribution, Inc.
(c)
7.13%, 06/15/25 .................. 29,801 31,002,576
7.25%, 06/15/28 .................. 18,789 19,956,455
120,437,633
Transportation Infrastructure — 0.1%
(b)
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(j)
.. EUR 1,800 1,947,263
Autostrade per l'Italia SpA
1.88%, 11/04/25 .................. 700 766,560
1.75%, 06/26/26 .................. 500 542,816
1.75%, 02/01/27 .................. 1,700 1,830,901
1.63%, 01/25/28 .................. 725 769,193

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
64
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
2.00%, 12/04/28 .................. EUR 3,754 $ 4,039,249
2.00%, 01/15/30 .................. 3,748 3,906,009
Getlink SE, 3.50%, 10/30/25 ........... 2,019 2,278,189
16,080,180
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(b)
..................... GBP 3,179 4,024,496
Wireless Telecommunication Services — 1.4%
Connect Finco SARL, 6.75%, 10/01/26
(c)
.... USD 82,890 84,331,457
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(c)(i)
......... 28,584 19,851,823
Matterhorn Telecom SA, 4.00%, 11/15/27
(b)
.. EUR 2,718 2,929,934
Rogers Communications, Inc., 4.55%,
03/15/52
(c)
..................... USD 28,955 28,785,851
SoftBank Group Corp.
(b)
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(j)
........................... 902 861,184
2.13%, 07/06/24 .................. EUR 1,741 1,817,645
4.50%, 04/20/25 .................. 1,300 1,403,970
4.75%, 07/30/25 .................. 1,409 1,525,615
3.13%, 09/19/25 .................. 2,500 2,594,322
2.88%, 01/06/27 .................. 1,294 1,274,024
5.00%, 04/15/28 .................. 1,700 1,786,007
3.38%, 07/06/29 .................. 558 520,065
4.00%, 09/19/29 .................. 1,408 1,360,844
Sprint Corp.
7.88%, 09/15/23 .................. USD 5,779 6,140,187
7.13%, 06/15/24 .................. 1,810 1,941,316
7.63%, 03/01/26 .................. 17,944 20,255,367
T-Mobile USA, Inc.
2.63%, 02/15/29 .................. 23,868 21,785,040
2.88%, 02/15/31 .................. 17,678 15,926,640
3.50%, 04/15/31 .................. 28,030 26,375,669
3.50%, 04/15/31
(c)
................. 11,965 11,258,826
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(b)
................. GBP 2,630 3,158,642
4.25%, 01/31/31
(c)
................. USD 1,235 1,129,556
4.50%, 07/15/31
(b)
................. GBP 2,742 3,305,761
4.75%, 07/15/31
(c)
................. USD 18,529 17,463,583
Vodafone Group plc
(a)(b)
(EUR Swap Annual 5 Year + 3.43%), 4.20%,
10/03/78 ..................... EUR 2,000 2,255,423
(EUR Swap Annual 5 Year + 3.00%), 2.63%,
08/27/80 ..................... 1,400 1,503,774
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80 .......... 1,300 1,315,884
282,858,409
Total Corporate Bonds — 76.7%
(Cost: $16,488,094,452) ............................ 16,064,935,151
Floating Rate Loan Interests
Aerospace & Defense — 0.6%
(a)
Cobham Ultra U.S. Co., Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00%
,
 11/17/28 .. USD 5,127 5,065,066
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 . 73,518 72,897,036
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 . 22,698 22,477,163
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 .................. 10,054 10,054,438
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Sequa Mezzanine Holdings LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 10.75%),
11.75%
,
 04/28/24 ................. USD 583 $ 577,425
Spirit Aerosystems , Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 01/15/25 . 15,244 15,206,140
126,277,268
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(a)
................. 7,966 7,892,285
Airlines — 0.7%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/20/28 .................. 49,202 49,771,009
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28 ........... 23,425 23,180,912
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 4.75%
,
 10/20/27 ...... 21,672 22,345,782
United Airlines, Inc., Term Loan B, (LIBOR USD
3 Month + 3.75%), 4.50%
,
 04/21/28 ..... 49,300 48,642,851
143,940,554
Auto Components — 0.0%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.71%
,
 04/30/26
(a)
5,915 5,833,688
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.71%
,
 12/12/25
(a)
..... 4,004 3,978,816
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.90%
,
 01/24/29 . 13,761 13,515,560
Naked Juice LLC, 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.00%), 6.65%
,
 01/24/30 . 1,936 1,926,320
Naked Juice LLC, Delayed Draw 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/24/29 .................. 794 779,742
16,221,622
Building Products — 0.1%
(a)
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 11/23/27 .. 5,366 5,205,412
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 . 5,399 5,347,645
Griffon Corp., Term Loan B, (LIBOR USD 3
Month + 2.75%), 3.27%
,
 01/24/29 ...... 5,630 5,564,917
16,117,974
Chemicals — 0.4%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 1 Month +
2.50%), 3.00%
,
 03/18/28 ............ 25,388 25,026,369
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(n)
...................... 1,607 1,565,826
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.25%
,
 09/30/28 ...... 10,983 10,699,093
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.76%
,
 08/27/26 .................. 19,843 19,752,572
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.70%
,
 05/15/24 ............ 3,933 3,879,169
Nouryon Finance BV, Term Loan, (LIBOR USD
3 Month + 3.00%), 4.01%
,
 10/01/25 ..... 1,930 1,898,756

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.81%
,
 09/22/28 . USD 21,007 $ 20,797,276
83,619,061
Commercial Services & Supplies — 0.7%
(a)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 3 Month +
4.00%), 4.50% - 4.78%
,
 02/15/29 ....... 8,481 8,385,589
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25% - 5.26%
,
 06/21/24 ............ 124,418 118,490,334
Propulsion (BC) Finco , Term Loan, 02/10/29
(n)
12,143 12,074,756
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 8.50%),
9.25%
,
 11/02/28
(d)
................. 12,384 12,414,960
151,365,639
Communications Equipment — 0.1%
Viasat , Inc., Term Loan, (LIBOR USD 1 Month +
4.50%), 5.00%
,
 03/02/29
(a)
........... 23,601 23,453,770
Construction Materials — 0.0%
(a)
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 .................. 3,301 3,239,182
Smyrna Ready Mix Concrete LLC, Term Loan,
04/01/29
(d)(n)
..................... 5,840 5,752,400
8,991,582
Containers & Packaging — 0.2%
(a)
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/01/27 .................. 4,159 4,133,132
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.71%
,
 04/03/24 .................. 29,852 29,391,488
33,524,620
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 12/10/29 .................. 8,164 8,102,770
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 15,588 16,152,586
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 5.00%
,
 01/15/27 ............ 3,723 3,718,588
27,973,944
Diversified Financial Services — 1.5%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 02/16/28 . 7,885 7,802,753
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.96%
,
 07/31/26 .................. 7,068 7,030,345
Clydesdale Acquisition Holdings, Inc., Term
Loan, 03/30/29
(n)
.................. 9,833 9,669,084
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 ..... 5,686 5,632,383
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 10,483 10,417,354
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28
(d)
................. 16,090 16,049,775
EP Purchaser LLC, 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.51%
,
 11/06/28 .. 10,036 9,950,304
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 10/01/27
(d)
................. USD 61,602 $ 61,448,390
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ...... 12,969 12,644,775
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 0.00%),
4.50%
,
 12/17/27 .................. 3,760 3,662,800
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.21%
,
 06/28/24
(d)
758 454,660
Mercury Borrower, Inc., 1st Lien Term Loan,
08/02/28
(n)
...................... 9,576 9,492,210
Mercury Borrower, Inc., 2nd Lien Term Loan,
08/02/29
(d)(n)
..................... 12,959 12,829,441
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
4.76%
,
 12/15/28 .................. 55,492 54,897,509
Proofpoint , Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.25%), 6.76%
,
 08/31/29 . 26,322 26,165,647
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.00%
,
 09/25/26 ..... 3,842 3,805,407
Veritas US, Inc., Term Loan B, 09/01/25
(n)
... 42,884 40,011,151
White Cap Supply Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.25%
,
 10/19/27 .................. 30,426 30,033,095
321,997,083
Diversified Telecommunication Services — 0.4%
(a)
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.51%
,
 08/14/26 ..... 6,415 6,289,094
Cincinnati Bell, Inc., Term Loan B2, (LIBOR
USD 3 Month + 3.25%), 4.05%
,
 11/22/28 .. 5,694 5,612,160
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.81%
,
 05/01/28 .................. 18,147 17,844,194
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.46%
,
 03/09/27 . 47,451 46,134,690
75,880,138
Electrical Equipment — 0.1%
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.96%
,
 09/13/24
(a)
11,706 11,548,670
Electronic Equipment, Instruments & Components — 0.0%
II-VI, Inc., Term Loan B, 12/08/28
(a)(d)(n)
...... 9,198 9,129,143
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
3.35%
,
 04/22/26 .................. 15,052 13,390,141
MSG National Properties LLC, Term
Loan, (LIBOR USD 3 Month + 6.25%),
7.00%
,
 11/12/25
(d)
................. 29,624 29,475,893
42,866,034
Health Care Equipment & Supplies — 0.2%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.51%
,
 11/03/28 .. 24,495 24,168,097
Embecta Corp., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 0.00%), 0.00%
,
 01/26/29 . 330 324,771
Ortho-Clinical Diagnostics, Inc., Term
Loan, (EURIBOR 3 Month + 3.50%),
3.50%
,
 06/30/25 .................. EUR 7,847 8,617,176
33,110,044

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
66
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.2%
(a)
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.21%
,
 10/10/25 . USD 30,495 $ 20,177,414
Quorum Health Corp., Term Loan, (LIBOR USD
3 Month + 7.75%), 8.75%
,
 04/29/25
(d)
.... 13,919 12,318,051
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 01/08/27 .................. 9,825 9,771,748
42,267,213
Health Care Technology — 1.3%
(a)
Athenahealth Group Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 02/15/29 . 111,101 109,739,778
Athenahealth , Inc., Delayed Draw Term Loan,
02/15/29
(n)
...................... 18,831 18,599,948
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.50%
,
 06/02/28 .................. 28,707 28,469,723
Verscend Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.00%),
7.50%
,
 04/02/29
(d)
................. 51,206 50,693,940
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.46%
,
 08/27/25 . 76,233 75,851,930
283,355,319
Hotels, Restaurants & Leisure — 0.3%
(a)
Fertitta Entertainment LLC, Term Loan
B, (LIBOR USD 1 Month + 4.00%),
4.50%
,
 01/27/29 .................. 36,299 36,071,685
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 1 Month + 12.00%),
13.00%
,
 10/04/23
(d)
................ 3,252 3,447,389
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 3.00%), 3.75%
,
 12/15/27 ..... 20,013 19,879,801
Life Time, Inc., Term Loan, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 12/16/24 ...... 6,207 6,168,521
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.93%
,
 11/01/26 .................. 3,689 3,664,557
69,231,953
Household Durables — 0.2%
(a)
Hunter Douglas Holding BV, Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 02/26/29 .................. 13,231 12,949,841
SWF Holdings I Corp., 1st Lien Term Loan,
10/06/28
(n)
...................... 20,518 19,868,253
32,818,094
Industrial Conglomerates — 0.1%
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.25%
,
 09/01/25
(a)
................. 15,568 13,155,196
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 11/05/27 .................. 14,692 14,579,922
AssuredPartners , Inc., Term Loan, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 02/12/27 ..... 13,434 13,266,075
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 . 8,697 8,633,846
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
3.71%, 12/31/25 ................ 2,337 2,310,987
Security
Par (000)
Par (000) Value
Insurance (continued)
(LIBOR USD 1 Month + 3.75%),
4.21%, 09/03/26 ................ USD 9,795 $ 9,718,884
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 8,649 8,585,923
57,095,637
Interactive Media & Services — 0.0%
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26
(a)
................. 9,472 9,371,506
Internet & Direct Marketing Retail — 0.0%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.25%
,
 11/08/27
(a)
................. 7,634 7,584,575
IT Services — 0.2%
(a)
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.46%
,
 10/30/26 .................. 4,754 4,696,514
CoreLogic , Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.50%), 7.00%
,
 06/04/29 . 19,962 19,637,617
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 6,927 7,056,881
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 . 9,068 8,985,863
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.96%
,
 02/12/27 ............ 9,171 8,976,412
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 . 3,707 3,665,939
53,019,226
Machinery — 0.6%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 10/21/28 ..... 15,083 14,894,658
Husky Injection Molding Systems Ltd., Term
Loan, 03/28/25
(n)
.................. 50,759 49,580,990
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 5.46%
,
 09/21/26 ...... 26,939 26,826,766
SPX Flow, Inc., Term Loan, 03/16/29
(n)
...... 22,884 22,273,684
Vertiv Group Corp., Term Loan B, 03/02/27
(n)
. 3,067 2,986,749
116,562,847
Media — 0.7%
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.80%
,
 08/21/26
(a)
................. 54,124 53,149,858
DirectTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 5.75%
,
 08/02/27
(a)
62,706 62,567,147
Intelsat Jackson Holdings SA, Term Loan B
(a)
(LIBOR USD 3 Month + 4.25%),
5.00%, 02/01/29 ................ 23,910 23,484,237
(LIBOR USD 3 Month + 4.25%), 5.00% -
7.80%, 02/01/29 ................ 116 113,678
Intelsat Jackson Holdings SA, Term Loan B4,
(LIBOR USD 3 Month + 4.25%), 5.00% -
8.55%
,
 02/01/29
(a)
................. 61 60,288
Intelsat Jackson Holdings SA, Term Loan B5,
5.00% - 8.43%
,
 02/01/29
(o)
........... 294 288,649
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................. 3,873 3,676,364

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Promotora de Informaciones SA, Term
Loan, (EURIBOR 6 Month + 6.00%),
6.00%
,
 03/31/25
(a)
................. EUR 399 $ 424,825
143,765,046
Metals & Mining — 0.0%
Grinding Media, Inc., 1st LienTerm Loan,
(LIBOR USD 3 Month + 4.00%),
4.80%
,
 10/12/28
(a)
................. USD 6,332 6,260,943
Oil, Gas & Consumable Fuels — 0.8%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, 11/01/25
(d)(n)
.......... 135,217 144,344,066
Freeport LNG investments LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 12/21/28 .................. 16,998 16,858,612
161,202,678
Pharmaceuticals — 0.2%
(a)
Endo Luxembourg Finance Co. I SARL, Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.75%
,
 03/27/28 .................. 30,014 28,047,162
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
7.50%
,
 11/01/29 .................. 7,811 7,498,560
35,545,722
Professional Services — 0.1%
(a)
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.70%
,
 02/06/26 .................. 13,120 12,981,769
Dun & Bradstreet Corp. (The), Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
3.56%
,
 01/18/29
(d)
................. 11,990 11,870,100
24,851,869
Software — 3.2%
(a)
Banff Guarantor, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.50%),
6.00%
,
 02/27/26 .................. 27,676 27,371,564
Barracuda Networks, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 10/30/28 .................. 14,200 14,110,992
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.76%
,
 10/02/25 . 17,739 17,617,127
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 10/08/28 . 50,929 50,228,726
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 6.50%
,
 10/08/29
(d)
17,860 17,547,450
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 12/01/27 . 25,160 24,724,250
Greeneden US Holdings I LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%), 4.75% -
4.98%
,
 12/01/27 .................. 21,422 21,368,028
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
5.25%
,
 03/11/28 .................. 6,950 6,876,247
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.75%
,
 07/27/28 .................. 59,307 58,758,883
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
9.00%
,
 07/27/29 .................. 30,053 29,714,904
McAfee Corp., Term Loan B1, (LIBOR USD 1
Month + 4.00%), 4.50%
,
 03/01/29 ...... 67,451 66,860,804
Security
Par (000)
Par (000) Value
Software (continued)
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 09/13/24 . USD 19,139 $ 18,903,321
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.71%
,
 02/23/29 . 4,143 4,096,391
Planview Parent, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.26%
,
 12/18/28
(d)
................. 12,161 12,039,390
Proofpoint , Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.76%
,
 08/31/28 . 16,303 16,110,600
RealPage , Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28 . 16,968 16,753,942
RealPage , Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.50%), 7.25%
,
 04/23/29 . 42,762 42,815,240
Sabre GLBL, Inc., Term Loan B1, 12/17/27
(n)
. 6,009 5,934,299
Sabre GLBL, Inc., Term Loan B2, 12/17/27
(n)
. 9,579 9,459,626
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.25%), 4.26%
,
 10/07/27 ..... 52,243 51,666,167
Sophia LP, 2nd Lien Term Loan, (LIBOR USD 1
Month + 8.00%), 9.01%
,
 10/09/28 ...... 61,702 62,781,785
Sovos Compliance LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.00%
,
 08/11/28 .................. 9,993 9,961,502
Sovos Compliance LLC, Delayed Draw 1st Lien
Term Loan, 08/11/28
(n)
.............. 1,730 1,724,571
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.71%
,
 03/03/28 .................. 18,473 18,407,606
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
4.21%, 05/04/26 ................ 25,910 25,674,540
(LIBOR USD 3 Month + 3.75%),
4.76%, 05/04/26 ................ 5,351 5,325,182
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 6.21%
,
 05/03/27 ...... 25,571 25,334,944
662,168,081
Specialty Retail — 0.2%
(a)
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ....... 33,623 33,482,832
Staples, Inc., Term Loan B1, (LIBOR USD 3
Month + 5.00%), 5.32%
,
 04/16/26 ...... 10,889 10,268,573
43,751,405
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc., Term Loan, (LIBOR USD 3 Month +
3.50%), 4.03% - 4.45%
,
 02/20/29
(a)
...... 55,356 53,912,869
Trading Companies & Distributors — 0.1%
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.50%), 4.00%
,
 06/02/28
(a)
.... 16,335 16,105,555
Transportation Infrastructure — 0.1%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.50%
,
 09/22/28 .................. 10,875 10,720,106
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 09/21/29 .................. 1,747 1,732,814
12,452,920

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
68
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.50%
,
 05/27/24 .................. USD 16,646 $ 15,813,416
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 .................. 1,256 1,240,690
17,054,106
Total Floating Rate Loan Interests — 14.4%
(Cost: $3,026,551,046) ............................ 3,005,254,695
Foreign Agency Obligations
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(b)
.......... EUR 1,675 1,641,901
France — 0.1%
Electricite de France SA
(a)(b)(j)
(BPSWS13 + 4.23%), 6.00% ......... GBP 3,900 5,204,008
(EUR Swap Annual 5 Year + 3.37%), 2.87% EUR 1,200 1,234,336
(EUR Swap Annual 5 Year + 3.20%), 3.00% 400 410,419
(EUR Swap Annual 5 Year + 3.97%), 3.38% 7,000 6,959,695
13,808,458
Greece — 0.0%
Public Power Corp. SA, 3.38%
,
07/31/28
(b)
... 1,209 1,215,066
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA
(b)
3.63%, 09/24/24 .................. 400 427,013
2.63%, 04/28/25 .................. 1,750 1,819,781
1.88%, 01/09/26 .................. 201 201,232
Poste Italiane SpA , (EURIBOR Swap Rate 5
Year + 2.68%), 2.62%
(a)(b)(j)
............ 2,975 2,868,221
5,316,247
Total Foreign Agency Obligations — 0.1%
(Cost: $24,652,241) ............................... 21,981,672
Shares
Shares
Investment Companies
iShares iBoxx $ High Yield Corporate Bond
ETF
(g)(p)
........................ 2,000,000 164,580,000
SPDR Bloomberg Barclays High Yield Bond
ETF
(g)
......................... 1,000,000 102,500,000
Western Midstream Partners LP .......... 183,321 4,623,356
Total Investment Companies — 1.3%
(Cost: $267,930,406) .............................. 271,703,356
Beneficial Interest
(000)
Other Interests
(q)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(e)(k)
....................... USD 11,550 60,060
Lehman Brothers Holdings Capital Trust VII
Escrow Bonds
(a)
................... 5,500 28,600
Lehman Brothers Holdings Capital Trust VII
Escrow Bonds .................... 1,000 5,200
Lehman Brothers Holdings, Inc.
(e)(k)
........ 5,675 29,510
123,370
Security
Beneficial Interest
(000) Value
Independent Power and Renewable Electricity Producers — 0.0%
(a)(d)(e)(k)
GenOn Energy Holdings LLC, Escrow ...... USD 1,864 $ —
GenOn Energy Holdings LLC, Escrow
(g)
..... 3,270 —
—
Media — 0.0%
Adelphia Communications Corp., Escrow
(d)(e)(k)
325 —
Total Other Interests — 0.0%
(Cost: $0) ..................................... 123,370
Preferred Securities
Par (000)
Pa r (000)
Capital Trusts — 1.0%
Banks — 0.2%
(a)(j)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00%
(b)
... EUR 800 923,719
Citigroup, Inc., Series W, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.60%), 4.00% .................. USD 12,335 11,841,600
JPMorgan Chase & Co.
Series FF, (SOFR + 3.38%), 5.00% ..... 10,732 10,696,316
Series HH, (SOFR + 3.13%), 4.60% ..... 5,845 5,633,119
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% .............. 15,010 14,387,835
43,482,589
Capital Markets — 0.4%
(a)(j)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ...... 63,428 56,965,955
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% . 19,990 19,952,019
76,917,974
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(a)(j)
10,625 11,131,813
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(j)
............. 34,000 32,801,500
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.
(a)(c)(j)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.93%),
8.00% ....................... 22,103 22,323,809
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%),
7.00% ....................... 15,109 14,712,389
37,036,198
Total Capital Trusts — 1.0%
(Cost: $210,511,861) .............................. 201,370,074
Shares
Shares
Preferred Stocks — 0.2%
Banks — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15-12/15/15,
cost $3,532,445)
(f)
................. 3,704,388 38,118

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Capital Markets — 0.1%
Verscend Intermediate Holding Corp., 12.25%
(d)
(j)
............................. 9,756 $ 11,223,576
Insurance — 0.1%
Alliant Holdings I, Inc., 9.75%
(d)(j)
.......... 20,162 19,657,753
Wireless Telecommunication Services
— 0.0%
Ligado Networks LLC
(r)
................ 235,644 10,603,964
Total Preferred Stocks — 0.2%
(Cost: $68,614,819) ............................... 41,523,411
Total Preferred Securities — 1.2%
(Cost: $279,126,680) .............................. 242,893,485
Total Long-Term Investments — 96.6%
(Cost: $20,618,932,820) ............................ 20,219,021,605
Security
Shares
Shares Value
Short-Term Securities
(p)(s)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21% .................... 548,080,034 $ 548,080,034
SL Liquidity Series, LLC, Money Market Series,
0.42%
(t)
........................ 125,874,300 125,836,538
Total Short-Term Securities — 3.2%
(Cost: $673,899,306) .............................. 673,916,572
Total Options Purchased — 0.0%
(Cost: $7,174,123) ............................... 3,847,568
Total Investments Before Options Written — 99.8%
(Cost: $21,300,006,249 ) ............................ 20,896,785,745
Total Options Written — (0.0)%
(Premium Received — $(2,841,128)) ................... (1,298,209)
Total Investments Net of Options Written — 99.8%
(Cost: $21,297,165,121 ) ............................ 20,895,487,536
Other Assets Less Liabilities — 0.2% .................... 47,595,776
Net Assets — 100.0% ............................... $ 20,943,083,312
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $18,114,254, representing 0.09% of its net assets as of period end, and an original cost of $25,395,751.
(g)
All or a portion of this security is on loan.
(h)
Convertible security.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
Affiliate of the Fund.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
70
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 842,548,387 $ — $ (294,468,353) $ — $ — $ 548,080,034 548,080,03 4 $ 60,301 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 153,770,503 — (27,937,692) (13,246) 16,973 125,836,538 125,874,300 791,875
(b)
—
iShares Broad USD High Yield
Corporate Bond ETF
(c)
..... — 122,265,000 (119,986,888) (2,278,112) — — — 1,175,899 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... — 1,710,728,800 (1,543,689,625) (2,050,575) (408,600) 164,580,000 2,000,000 1,299,412 —
$ (4,341,933) $ (391,627) $ 838,496,572 $ 3,327,487 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 887 06/21/22 $ 108,893 $ 3,422,050
U.S. Treasury Long Bond .................................................... 45 06/21/22 6,761 196,612
U.S. Treasury Ultra Bond .................................................... 1,012 06/21/22 179,409 4,974,912
$ 8,593,574
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 10,705,625 USD 11,805,810 Bank of New York Mellon 06/15/22 $ 70,834
USD 1,343,267 EUR 1,201,000 Commonwealth Bank of Australia 06/15/22 10,898
USD 362,400 EUR 324,000 Deutsche Bank AG 06/15/22 2,960
USD 133,607 EUR 120,105 Morgan Stanley & Co. International plc 06/15/22 364
USD 1,520,294 EUR 1,359,000 UBS AG 06/15/22 12,642
97,698
EUR 1,201,000 USD 1,339,605 Commonwealth Bank of Australia 04/04/22 (10,999)
USD 97,207 EUR 88,000 ANZ Banking Group Ltd. 06/15/22 (419)
USD 68,151 EUR 62,000 Bank of America NA 06/15/22 (632)
USD 527,514,415 EUR 479,396,000 BNP Paribas SA 06/15/22 (4,319,554)
USD 1,761,858 EUR 1,600,000 State Street Bank and Trust Co. 06/15/22 (13,155)
USD 65,127 EUR 59,000 Toronto Dominion Bank 06/15/22 (327)
USD 253,015 EUR 230,000 Westpac Banking Corp. 06/15/22 (2,143)
USD 70,870 GBP 54,000 Natwest Markets plc 06/15/22 (47)
USD 87,044,476 GBP 66,719,000 Toronto Dominion Bank 06/15/22 (575,720)
(4,922,996)
$ (4,825,298)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX Banks Price Index ................. 675 04/14/22 EUR 105.00 EUR 3,064 $ 3,734
EURO STOXX 50 Index ....................... 177 06/17/22 EUR 4,200.00 EUR 6,907 42,979
EURO STOXX Banks Price Index ................. 590 06/17/22 EUR 100.00 EUR 2,678 49,767
96,480
Put
SPDR S&P 500 ETF Trust ...................... 6,430 04/14/22 USD 438.00 USD 290,405 1,208,840
SPDR S&P 500 ETF Trust ...................... 4,216 05/06/22 USD 440.00 USD 190,411 2,542,248
3,751,088
$ 3,847,568
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX Banks Price Index .................. 675 04/14/22 EUR 115.00 EUR 3,064 $ (1,867)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
72
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EURO STOXX 50 Index ........................ 177 06/17/22 EUR 4,400.00 EUR 6,907 $ (9,105)
EURO STOXX Banks Price Index .................. 590 06/17/22 EUR 110.00 EUR 2,678 (12,238)
(23,210)
Put
SPDR S&P 500 ETF Trust ....................... 6,430 04/14/22 USD 415.00 USD 290,405 (298,995)
SPDR S&P 500 ETF Trust ....................... 4,216 05/06/22 USD 415.00 USD 190,411 (976,004)
(1,274,999)
$ (1,298,209)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.37.V1 ..... 5.00 % Quarterly 12/20/26 BB+ 312,840 $ 20,211,061 $ 17,798,039 $ 2,413,022
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 06/20/23 NR USD 20,000 $ (105,075) $ (552,385) $ 447,310
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 12/20/23 NR USD 5,176 (80,923) (136,692) 55,769
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 3,720 (220,500) (318,104) 97,604
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 NR EUR 900 (6,191) 116,621 (122,812)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,050 115,600 105,718 9,882
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 750 167 73,589 (73,422)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 700 156 61,511 (61,355)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 370 34,774 16,230 18,544
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB- EUR 240 22,556 18,922 3,634
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/26 B EUR 30 234 692 (458)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/26 B EUR 400 3,120 9,233 (6,113)
ADLER Real Estate AG . 5.00 Quarterly
Goldman Sachs
International 12/20/26 B EUR 70 546 (155) 701
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 B EUR 310 2,418 — 2,418
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B EUR 130 1,014 579 435
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 1,280 89,160 91,248 (2,088)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB- EUR 351 28,713 25,536 3,177
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB- EUR 520 42,478 21,647 20,831
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 700 (8,623) (28,869) 20,246
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 543 (6,691) 22,380 (29,071)

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Jaguar Land Rover
Automotive plc ..... 5.00 % Quarterly
Credit Suisse
International 12/20/26 B+ EUR 528 $ (6,504) $ 23,007 $ (29,511)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 1,405 (17,308) 57,360 (74,668)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B+ EUR 1,405 (17,308) 67,457 (84,765)
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 B+ EUR 1,220 184,126 103,665 80,461
$ 55,939 $ (220,810) $ 276,749
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR minus
2.00% ......... At Termination
SPDR Bloomberg
Barclays High Yield
Bond ETF
At
Termination BNP Paribas SA 04/04/22 USD 1,000 $ (211,323) $ — $ (211,323)
1 day SOFR minus
1.65% ......... At Termination
SPDR Bloomberg
Barclays High Yield
Bond ETF
At
Termination
Goldman Sachs
International 04/07/22 USD 1,000 — — —
1 day SOFR minus
1.75% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 04/07/22 USD 2,000 — — —
1 day SOFR minus
2.30% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 04/11/22 USD 1,000 849,153 — 849,153
1 day SOFR minus
1.90% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Merrill Lynch International
& Co. 04/18/22 USD 1,000 67,056 — 67,056
1 day SOFR minus
1.75% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 04/21/22 USD 1,000 736,714 — 736,714
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 06/20/22 USD 24,920 (796,357) (1,333) (795,024)
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/22 USD 50,000 (1,983,689) (3,813) (1,979,876)
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/22 USD 42,380 (1,391,962) (1,478) (1,390,484)
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/22 USD 148,044 (5,624,765) (446) (5,624,319)
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/22 USD 94,406 (2,904,844) (3,904) (2,900,940)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
74
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
i
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/22 USD 39,000 $ (1,547,571) $ (610) $ (1,546,961)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/22 USD 119,510 (4,916,749) (1,785) (4,914,964)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/22 USD 87,172 (3,057,419) (1,636) (3,055,783)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/22 USD 36,149 (1,427,547) (640) (1,426,907)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/22 USD 81,282 (3,251,551) (1,435) (3,250,116)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/22 USD 59,961 (2,578,046) (1,059) (2,576,987)
1 day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/22 USD 106,143 (3,027,288) (3,856) (3,023,432)
$ (31,066,188) $ (21,995) $ (31,044,193)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 0.16%
3 month LIBOR ....................................... London Interbank Offered Rate 0.96
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 17,798,039 $ — $ 2,413,022 $ — $ —
OTC Swaps ..................................................... 815,395 (1,058,200) 2,413,935 (33,181,379) —
Options Written ................................................... N/A N/A 1,542,919 — (1,298,209)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 8,593,574 $ — $ 8,593,574
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 97,698 — — 97,698
Options purchased
Investments at value — unaffiliated
(b)
........... — — 3,847,568 — — — 3,847,568
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 2,413,022 — — — — 2,413,022
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 1,576,407 1,652,923 — — — 3,229,330
$ — $ 3,989,429 $ 5,500,491 $ 97,698 $ 8,593,574 $ — $ 18,181,192
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 4,922,996 — — 4,922,996
Options written
Options written at value ..................... — — 1,298,209 — — — 1,298,209
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 1,520,468 211,323 — 32,507,788 — 34,239,579
$ — $ 1,520,468 $ 1,509,532 $ 4,922,996 $ 32,507,788 $ — $ 40,460,784
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended March 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 5,131,021 $ — $ 6,736,852 $ — $ 11,867,873
Forward foreign currency exchange contracts .... — — — 49,077,341 — — 49,077,341
Options purchased
(a)
.................... — — (232,200) — (164,236) — (396,436)
Options written ........................ — — 236,180 — 24,591 — 260,771
Swaps .............................. — (1,317,827) (42,601,411) — 8,325,284 — (35,593,954)
$ — $ (1,317,827) $ (37,466,410) $ 49,077,341 $ 14,922,491 $ — $ 25,215,595
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — — — 6,387,024 — 6,387,024
Forward foreign currency exchange contracts .... — — — (20,046,979) — — (20,046,979)
Options purchased
(b)
.................... — — (3,424,944) — — — (3,424,944)
Options written ........................ — — 1,542,919 — — — 1,542,919
Swaps .............................. — 2,026,554 3,545,873 — (38,875,218) — (33,302,791)
$ — $ 2,026,554 $ 1,663,848 $ (20,046,979) $ (32,488,194) $ — $ (48,844,771)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
76
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — short ................................................................................. $ 162,935,058
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 656,953,244
Average amounts sold — in USD ........................................................................................ $ 6,572,708
Options
Average value of option contracts purchased ................................................................................ $ 1,976,640
Average value of option contracts written ................................................................................... $ 680,518
Credit default swaps
Average notional value — sell protection ................................................................................... $ 207,007,355
Total return swaps
Average notional value ............................................................................................... $ 897,467,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 1,394,714
Forward foreign currency exchange contracts ................................................................. 97,698 4,922,996
Options
(a)
......................................................................................... 3,847,568 1,298,209
Swaps — centrally cleared .............................................................................. — 839,566
Swaps — OTC
(b)
.................................................................................... 3,229,330 34,239,579
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 7,174,596 $ 42,695,064
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(3,847,568) (3,532,489)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 3,327,028 $ 39,162,575
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 20,938 $ (20,938) $ — $ — $ —
Bank of New York ................................ 70,834 — — — 70,834
Barclays Bank plc ................................ 623,063 (623,063) — — —
Citibank NA .................................... 9,233 (6,113) — — 3,120
Commonwealth Bank of Australia ..................... 10,898 (10,898) — — —
Credit Suisse International .......................... 206,389 (106,267) — — 100,122
Deutsche Bank AG ............................... 2,960 — — — 2,960
Goldman Sachs International ........................ 759,971 (155) — (759,816) —
JPMorgan Chase Bank NA .......................... 1,357,588 (1,357,588) — — —
Merrill Lynch International & Co. ...................... 67,056 — — — 67,056
Morgan Stanley & Co. International plc .................. 185,456 (185,456) — — —
UBS AG ...................................... 12,642 — — — 12,642
$ 3,327,028 $ (2,310,478) $ — $ (759,816) $ 256,734

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
ANZ Banking Group Ltd. ........................... $ 419 $ — $ — $ — $ 419
Bank of America NA .............................. 29,959 (20,938) — — 9,021
Barclays Bank plc ................................ 1,036,252 (623,063) — (413,189) —
BNP Paribas SA ................................. 4,530,877 — — — 4,530,877
Citibank NA .................................... 6,113 (6,113) — — —
Commonwealth Bank of Australia ..................... 10,999 (10,898) — — 101
Credit Suisse International .......................... 106,267 (106,267) — — —
Goldman Sachs International ........................ 155 (155) — — —
JPMorgan Chase Bank NA .......................... 5,416,100 (1,357,588) — (2,950,000) 1,108,512
Morgan Stanley & Co. International plc .................. 27,434,042 (185,456) — (27,248,586) —
Natwest Markets plc .............................. 47 — — — 47
State Street Bank and Trust Co. ...................... 13,155 — — — 13,155
Toronto Dominion Bank ............................ 576,047 — — — 576,047
Westpac Banking Corp. ............................ 2,143 — — — 2,143
$ 39,162,575 $ (2,310,478) $ — $ (30,611,775) $ 6,240,322
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
78
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 27,058,946 $ — $ 27,058,946
Common Stocks
Auto Components ...................................... 392,836 — — 392,836
Building Products ....................................... 368,675 — — 368,675
Chemicals ............................................ 37,870,719 — — 37,870,719
Commercial Services & Supplies ............................. — — 3 3
Communications Equipment ................................ 4,275,538 — — 4,275,538
Diversified Telecommunication Services ........................ 652,929 — — 652,929
Electrical Equipment ..................................... 13,955,630 18,076,136 — 32,031,766
Equity Real Estate Investment Trusts (REITs) .................... 108,391,087 — — 108,391,087
Hotels, Restaurants & Leisure .............................. 12,011,433 — — 12,011,433
IT Services ........................................... 11,592,577 — — 11,592,577
Life Sciences Tools & Services .............................. 48,118,200 — — 48,118,200
Media ............................................... 14,703,734 — — 14,703,734
Metals & Mining ........................................ 31,330,998 — — 31,330,998
Oil, Gas & Consumable Fuels ............................... 247,625,518 — 40,679 247,666,197
Road & Rail ........................................... 18,108,171 — — 18,108,171
Semiconductors & Semiconductor Equipment .................... 31,882 — — 31,882
Software ............................................. 17,524,185 — — 17,524,185
Corporate Bonds
Aerospace & Defense .................................... — 570,362,873 — 570,362,873
Airlines .............................................. — 348,895,080 — 348,895,080
Auto Components ...................................... — 362,005,943 — 362,005,943
Automobiles .......................................... — 72,050,587 — 72,050,587
Banks ............................................... — 128,251,789 — 128,251,789
Biotechnology ......................................... — 7,495,018 — 7,495,018
Building Products ....................................... — 160,922,470 — 160,922,470
Capital Markets ........................................ — 117,476,720 — 117,476,720
Chemicals ............................................ — 444,503,140 — 444,503,140
Commercial Services & Supplies ............................. — 526,958,624 — 526,958,624
Communications Equipment ................................ — 143,759,596 — 143,759,596
Construction & Engineering ................................ — 49,270,017 — 49,270,017
Consumer Finance ...................................... — 238,807,365 — 238,807,365
Containers & Packaging .................................. — 352,368,610 — 352,368,610
Distributors ........................................... — 13,112,393 — 13,112,393
Diversified Consumer Services .............................. — 99,492,975 — 99,492,975
Diversified Financial Services ............................... — 197,238,672 — 197,238,672
Diversified Telecommunication Services ........................ — 1,226,009,237 — 1,226,009,237
Electric Utilities ........................................ — 152,147,365 — 152,147,365
Electrical Equipment ..................................... — 56,736,672 — 56,736,672
Electronic Equipment, Instruments & Components ................. — 52,548,843 — 52,548,843
Energy Equipment & Services .............................. — 139,187,433 — 139,187,433
Entertainment ......................................... — 301,151,743 — 301,151,743
Equity Real Estate Investment Trusts (REITs) .................... — 501,170,350 — 501,170,350
Food & Staples Retailing .................................. — 88,657,529 — 88,657,529
Food Products ......................................... — 274,026,938 — 274,026,938
Gas Utilities ........................................... — 4,780,313 — 4,780,313
Health Care Equipment & Supplies ........................... — 192,411,042 — 192,411,042
Health Care Providers & Services ............................ — 855,157,967 — 855,157,967
Health Care Technology .................................. — 13,009,755 — 13,009,755
Hotels, Restaurants & Leisure .............................. — 1,113,672,041 — 1,113,672,041
Household Durables ..................................... — 199,794,922 — 199,794,922
Household Products ..................................... — 47,437,041 — 47,437,041
Independent Power and Renewable Electricity Producers ............ — 65,105,845 — 65,105,845
Insurance ............................................ — 479,578,831 — 479,578,831

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Interactive Media & Services ............................... $ — $ 39,361,205 $ — $ 39,361,205
Internet & Direct Marketing Retail ............................ — 39,530,410 — 39,530,410
IT Services ........................................... — 301,706,175 — 301,706,175
Leisure Products ....................................... — 48,358,379 — 48,358,379
Life Sciences Tools & Services .............................. — 54,859,489 — 54,859,489
Machinery ............................................ — 232,780,969 — 232,780,969
Marine .............................................. — 17,611,665 — 17,611,665
Media ............................................... — 1,102,650,969 — 1,102,650,969
Metals & Mining ........................................ — 301,361,888 — 301,361,888
Mortgage Real Estate Investment Trusts (REITs) .................. — 7,150,079 — 7,150,079
Multiline Retail ......................................... — 23,525,367 — 23,525,367
Oil, Gas & Consumable Fuels ............................... — 2,009,125,804 — 2,009,125,804
Personal Products ...................................... — 18,400,392 — 18,400,392
Pharmaceuticals ....................................... — 334,227,673 — 334,227,673
Professional Services .................................... — 83,031,402 — 83,031,402
Real Estate Management & Development ....................... — 111,316,006 — 111,316,006
Road & Rail ........................................... — 208,279,055 — 208,279,055
Semiconductors & Semiconductor Equipment .................... — 29,119,891 — 29,119,891
Software ............................................. — 470,915,798 — 470,915,798
Specialty Retail ........................................ — 488,758,699 — 488,758,699
Technology Hardware, Storage & Peripherals .................... — 2,498,410 — 2,498,410
Textiles, Apparel & Luxury Goods ............................ — 50,270,508 — 50,270,508
Thrifts & Mortgage Finance ................................ — 71,138,461 — 71,138,461
Trading Companies & Distributors ............................ — 120,437,633 — 120,437,633
Transportation Infrastructure ............................... — 16,080,180 — 16,080,180
Water Utilities ......................................... — 4,024,496 — 4,024,496
Wireless Telecommunication Services ......................... — 282,858,409 — 282,858,409
Floating Rate Loan Interests
Aerospace & Defense .................................... — 126,277,268 — 126,277,268
Air Freight & Logistics .................................... — 7,892,285 — 7,892,285
Airlines .............................................. — 143,940,554 — 143,940,554
Auto Components ...................................... — 5,833,688 — 5,833,688
Automobiles .......................................... — 3,978,816 — 3,978,816
Beverages ........................................... — 16,221,622 — 16,221,622
Building Products ....................................... — 16,117,974 — 16,117,974
Chemicals ............................................ — 83,619,061 — 83,619,061
Commercial Services & Supplies ............................. — 138,950,679 12,414,960 151,365,639
Communications Equipment ................................ — 23,453,770 — 23,453,770
Construction Materials .................................... — 3,239,182 5,752,400 8,991,582
Containers & Packaging .................................. — 33,524,620 — 33,524,620
Diversified Consumer Services .............................. — 27,973,944 — 27,973,944
Diversified Financial Services ............................... — 231,214,817 90,782,266 321,997,083
Diversified Telecommunication Services ........................ — 75,880,138 — 75,880,138
Electrical Equipment ..................................... — 11,548,670 — 11,548,670
Electronic Equipment, Instruments & Components ................. — — 9,129,143 9,129,143
Entertainment ......................................... — 13,390,141 29,475,893 42,866,034
Health Care Equipment & Supplies ........................... — 33,110,044 — 33,110,044
Health Care Providers & Services ............................ — 29,949,162 12,318,051 42,267,213
Health Care Technology .................................. — 232,661,379 50,693,940 283,355,319
Hotels, Restaurants & Leisure .............................. — 65,784,564 3,447,389 69,231,953
Household Durables ..................................... — 32,818,094 — 32,818,094
Industrial Conglomerates .................................. — 13,155,196 — 13,155,196
Insurance ............................................ — 57,095,637 — 57,095,637
Interactive Media & Services ............................... — 9,371,506 — 9,371,506
Internet & Direct Marketing Retail ............................ — 7,584,575 — 7,584,575
IT Services ........................................... — 53,019,226 — 53,019,226
Machinery ............................................ — 116,562,847 — 116,562,847
Media ............................................... — 143,765,046 — 143,765,046
Metals & Mining ........................................ — 6,260,943 — 6,260,943
Oil, Gas & Consumable Fuels ............................... — 16,858,612 144,344,066 161,202,678
Pharmaceuticals ....................................... — 35,545,722 — 35,545,722
Professional Services .................................... — 12,981,769 11,870,100 24,851,869
Software ............................................. — 632,581,241 29,586,840 662,168,081
Specialty Retail ........................................ — 43,751,405 — 43,751,405
Textiles, Apparel & Luxury Goods ............................ — 53,912,869 — 53,912,869
Trading Companies & Distributors ............................ — 16,105,555 — 16,105,555

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
80
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Transportation Infrastructure ............................... $ — $ 12,452,920 $ — $ 12,452,920
Wireless Telecommunication Services ......................... — 17,054,106 — 17,054,106
Foreign Agency Obligations ................................. — 21,981,672 — 21,981,672
Investment Companies .................................... 271,703,356 — — 271,703,356
Other Interests .......................................... — 123,370 — 123,370
Preferred Securities
Banks ............................................... — 43,482,589 — 43,482,589
Capital Markets ........................................ — 76,917,974 11,223,576 88,141,550
Consumer Finance ...................................... — 11,131,813 — 11,131,813
Electric Utilities ........................................ — 32,801,500 — 32,801,500
Independent Power and Renewable Electricity Producers ............ — 37,036,198 — 37,036,198
Insurance ............................................ — — 19,657,753 19,657,753
Wireless Telecommunication Services ......................... — 10,603,964 — 10,603,964
Short-Term Securities ....................................... 548,080,034 — — 548,080,034
Options Purchased
Equity contracts .......................................... 3,847,568 — — 3,847,568
$ 1,390,585,070 $ 18,949,588,960 $ 430,737,059 $ 20,770,911,089
Investments valued at NAV
(a)
...................................... 125,874,656
$ —
$ 20,896,785,745
$ —
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 3,174,034 $ — $ 3,174,034
Equity contracts ........................................... — 1,652,923 — 1,652,923
Foreign currency exchange contracts ............................ — 97,698 — 97,698
Interest rate contracts ....................................... 8,593,574 — — 8,593,574
Liabilities
Credit contracts ........................................... — (484,263) — (484,263)
Equity contracts ........................................... (1,298,209) (211,323) — (1,509,532)
Foreign currency exchange contracts ............................ — (4,922,996) — (4,922,996)
Interest rate contracts ....................................... — (32,485,793) — (32,485,793)
$ 7,295,365 $ (33,179,720) $ — $ (25,884,355)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Securities Total
Investments
Assets
Opening balance, as of September 30, 2021 ..................................................... $ 714,835 $ 33,677,831 $ 249,833,188 $ 31,722,497 $ 315,948,351
Transfers into Level 3
(a)
.................................................................. — — 218,918,741 — 218,918,741
Transfers out of Level 3
(b)
................................................................. (674,153) (511,669) (111,894,254) — (113,080,076)
Accrued discounts/premiums ............................................................... — 9,016 (393,780) — (384,764)
Net realized gain ...................................................................... — 14,042,431 25,111 — 14,067,542
Net change in unrealized depreciation
(c)(d)
...................................................... — (11,784,517) (7,381,391) (841,168) (20,007,076)
Purchases ........................................................................... — — 59,380,052 — 59,380,052
Sales .............................................................................. — (35,433,092) (8,672,619) — (44,105,711)
Closing balance, as of March 31, 2022 ........................................................
$ 40,682 $ — $ 399,815,048 $ 30,881,329 $ 430,737,059
Net change in unrealized depreciation on investments still held at March 31, 2022
(d)
...........................
$ — $ — $ (7,381,391) $ (841,168) $ (8,222,559)
(a)
As of September 30, 2021, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2022, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of September 30, 2021, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2022, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
82
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACRES Commercial Realty Ltd., Series
2021-FL2, Class A, (LIBOR USD 1 Month +
1.40%), 1.84%, 01/15/37
(a)(b)
.......... USD 5,780 $ 5,685,654
Affirm Asset Securitization Trust, Series 2022-
X1, Class A, 1.75%, 02/15/27
(b)
........ 4,450 4,397,998
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(LIBOR USD 3 Month + 1.16%), 1.41%,
07/20/34
(a)(b)
..................... 5,500 5,444,966
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (LIBOR USD 3 Month + 1.07%),
1.32%, 04/20/33
(a)(b)
................ 1,250 1,237,063
AIG CLO LLC, Series 2018-1A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 1.37%,
04/20/32
(a)(b)
..................... 1,400 1,388,568
AIMCO CLO
(a)(b)
Series 2017-AA, Class AR, (LIBOR USD 3
Month + 1.05%), 1.30%, 04/20/34 .... 8,000 7,913,136
Series 2018-BA, Class AR, (LIBOR USD 3
Month + 1.10%), 1.34%, 01/15/32 .... 3,500 3,471,589
Ajax Mortgage Loan Trust
(b)(c)
Series 2019-G, Class A, 3.00%, 09/25/59 . 5,725 5,630,990
Series 2021-C, Class A, 2.12%, 01/25/61 .. 2,331 2,226,053
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.34%,
10/21/28
(a)(b)
..................... 4,743 4,721,615
AmeriCredit Automobile Receivables Trust,
Series 2020-2, Class B, 0.97%, 02/18/26 .. 3,870 3,806,576
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1R2, (LIBOR USD 3 Month + 1.05%),
1.32%, 07/24/29
(a)(b)
................ 8,750 8,712,746
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (LIBOR USD 3 Month +
1.20%), 1.32%, 01/19/35
(a)(b)
.......... 1,750 1,733,536
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1, (LIBOR USD 3 Month +
1.17%), 1.41%, 07/15/34
(a)(b)
.......... 26,000 25,735,694
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class AR2, (LIBOR USD 3 Month + 1.09%),
1.37%, 01/28/31
(a)(b)
................ 14,523 14,437,179
Anchorage Capital CLO LLC, Series 2019-13A,
Class AR, (LIBOR USD 3 Month + 1.10%),
1.34%, 04/15/34
(a)(b)
................ 27,170 26,871,130
Apidos CLO XX, Series 2015-20A, Class A1RA,
(LIBOR USD 3 Month + 1.10%), 1.34%,
07/16/31
(a)(b)
..................... 1,500 1,489,546
Apidos CLO XXXVII, Series 2021-37A, Class
A, (LIBOR USD 3 Month + 1.13%), 1.26%,
10/22/34
(a)(b)
..................... 9,650 9,535,612
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................. 2,977 2,836,793
Arbor Realty Commercial Real Estate Notes
Ltd.
(a)(b)
Series 2021-FL2, Class A, (LIBOR USD 1
Month + 1.10%), 1.50%, 05/15/36 .... 14,460 14,297,325
Series 2021-FL4, Class A, (LIBOR USD 1
Month + 1.35%), 1.75%, 11/15/36 .... 12,750 12,731,129
Ares LVI CLO Ltd., Series 2020-56A, Class
AR, (LIBOR USD 3 Month + 1.16%), 1.42%,
10/25/34
(a)(b)
..................... 4,400 4,349,236
ARI Fleet Lease Trust, Series 2020-A, Class B,
2.06%, 11/15/28
(b)
................. 1,470 1,453,335
Arm Master Trust LLC, Series 2021-T1, Class
A, 2.43%, 11/15/27
(b)
............... 730 698,387
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Assurant CLO Ltd., Series 2018-2A, Class A,
(LIBOR USD 3 Month + 1.04%), 1.29%,
04/20/31
(a)(b)
..................... USD 1,750 $ 1,735,835
Atlas Senior Loan Fund III Ltd., Series 2013-1A,
Class AR, (LIBOR USD 3 Month + 0.83%),
1.30%, 11/17/27
(a)(b)
................ 2,304 2,290,253
Atrium XII, Series 12A, Class AR, (LIBOR USD
3 Month + 0.83%), 1.09%, 04/22/27
(a)(b)
... 8,672 8,610,847
Autoflorence 2 SRL
(a)(d)
Series 2, Class C, (EURIBOR 1 Month +
1.15%), 0.59%, 12/24/44 .......... EUR 414 455,353
Series 2, Class D, (EURIBOR 1 Month +
2.35%), 1.79%, 12/24/44 .......... 222 247,434
Autonoria Spain
(a)(d)
Series 2021-SP, Class C, (EURIBOR 1
Month + 1.05%), 0.50%, 01/31/39 .... 2,100 2,295,775
Series 2021-SP, Class D, (EURIBOR 1
Month + 1.55%), 1.00%, 01/31/39 .... 800 876,039
Series 2021-SP, Class E, (EURIBOR 1
Month + 2.65%), 2.10%, 01/31/39 .... 600 656,457
Autonoria Spain 2021 FT, Series 2021-SP,
Class F, (EURIBOR 1 Month + 3.90%),
3.35%, 01/31/39
(a)(d)
................ 100 108,594
Azure Finance No. 2 plc, Series 2, Class C,
(SONIO/N + 3.00%), 3.64%, 07/20/30
(a)(d)
.. GBP 1,055 1,396,271
Bain Capital Credit CLO Ltd., Series 2017-1A,
Class BR, (LIBOR USD 3 Month + 1.50%),
1.75%, 07/20/30
(a)(b)
................ USD 1,350 1,334,134
Ballyrock CLO Ltd., Series 2016-1A, Class
CR2, (LIBOR USD 3 Month + 1.90%),
2.14%, 10/15/28
(a)(b)
................ 2,250 2,240,138
Barings CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R, (LIBOR USD 3
Month + 1.07%), 1.32%, 04/20/31 .... 900 891,587
Series 2019-4A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.57%, 01/15/33 .... 6,350 6,322,170
Battalion CLO X Ltd., Series 2016-10A, Class
A1R2, (LIBOR USD 3 Month + 1.17%),
1.43%, 01/25/35
(a)(b)
................ 5,500 5,449,418
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.42%,
07/15/34
(a)(b)
..................... 4,500 4,461,750
BDS Ltd., Series 2021-FL10, Class A, (LIBOR
USD 1 Month + 1.35%), 1.82%, 12/16/36
(a)(b)
13,580 13,512,435
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R2, (LIBOR USD 3 Month
+ 1.45%), 1.69%, 07/15/29
(a)(b)
......... 8,400 8,338,171
Benefit Street Partners CLO III Ltd., Series
2013-IIIA, Class A2R2, (LIBOR USD 3
Month + 1.65%), 1.90%, 07/20/29
(a)(b)
.... 1,350 1,343,531
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (LIBOR USD 3 Month
+ 1.09%), 1.34%, 04/20/31
(a)(b)
......... 2,230 2,215,453
BHG Securitization Trust, Series 2021-A, Class
A, 1.42%, 11/17/33
(b)
............... 376 357,858
BL Consumer Credit
(a)(d)
Series 2021-1, Class C, (EURIBOR 1 Month
+ 1.10%), 0.55%, 09/25/38 ......... EUR 528 581,769
Series 2021-1, Class D, (EURIBOR 1 Month
+ 1.65%), 1.10%, 09/25/38 ......... 681 752,237
Series 2021-1, Class E, (EURIBOR 1 Month
+ 2.85%), 2.30%, 09/25/38 ......... 356 397,718
BlueMountain Fuji US CLO III Ltd., Series
2017-3A, Class A2, (LIBOR USD 3 Month +
1.15%), 1.39%, 01/15/30
(a)(b)
.......... USD 250 244,270

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Brex Commercial Charge Card Master Trust,
Series 2021-1, Class A, 2.09%, 07/15/24
(b)
. USD 2,130 $ 2,105,772
Brignole Co. SRL, Series 2021, Class D,
(EURIBOR 1 Month + 1.60%), 1.05%,
07/24/36
(a)(d)
..................... EUR 100 110,052
BSPRT Issuer Ltd., Series 2021-FL7, Class
A, (LIBOR USD 1 Month + 1.32%), 1.72%,
12/15/38
(a)(b)
..................... USD 6,890 6,820,558
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 1.21%, 04/17/31 .... 3,988 3,938,027
Series 2014-5A, Class A1RR, (LIBOR USD
3 Month + 1.14%), 1.38%, 07/15/31 ... 5,996 5,944,921
CBAM Ltd., Series 2019-9A, Class B2, (LIBOR
USD 3 Month + 1.90%), 2.14%, 02/12/30
(a)(b)
3,500 3,490,125
Cedar Funding II CLO Ltd., Series 2013-1A,
Class ARR, (LIBOR USD 3 Month + 1.08%),
1.33%, 04/20/34
(a)(b)
................ 8,750 8,610,984
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class ARR, (LIBOR USD 3 Month + 1.05%),
1.30%, 04/20/34
(a)(b)
................ 26,890 26,594,210
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (LIBOR USD 3 Month + 1.35%),
1.86%, 05/29/32
(a)(b)
................ 1,500 1,479,870
Chesapeake Funding II LLC
(b)
Series 2019-1A, Class B, 3.11%, 04/15/31 . 5,230 5,230,589
Series 2019-1A, Class C, 3.36%, 04/15/31 . 4,930 4,932,255
Series 2019-1A, Class D, 3.80%, 04/15/31 . 6,630 6,633,562
Series 2020-1A, Class B, 1.24%, 08/15/32 . 1,170 1,146,578
Series 2020-1A, Class C, 2.14%, 08/15/32 . 720 711,093
CIFC Funding 2021-IV Ltd.
(a)(b)
Series 2021-4A, Class A, (LIBOR USD 3
Month + 1.05%), 1.29%, 07/15/33 .... 5,000 4,949,117
Series 2021-4A, Class B, (LIBOR USD 3
Month + 1.58%), 1.82%, 07/15/33 .... 500 491,553
CIFC Funding Ltd.
(a)(b)
Series 2015-2A, Class AR2, (LIBOR USD 3
Month + 1.01%), 1.25%, 04/15/30 .... 27,350 27,213,250
Series 2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 1.40%, 04/19/29 .... 8,500 8,351,250
Series 2021-5A, Class A, (LIBOR USD 3
Month + 1.14%), 1.38%, 07/15/34 .... 3,350 3,313,843
College Avenue Student Loans LLC
(a)(b)
Series 2021-A, Class A1, (LIBOR USD 1
Month + 1.10%), 1.56%, 07/25/51 .... 406 403,779
Series 2021-B, Class A2, (LIBOR USD 1
Month + 0.80%), 1.76%, 06/25/52 .... 5,356 5,262,514
Credit Acceptance Auto Loan Trust
(b)
Series 2019-3A, Class A, 2.38%, 11/15/28 . 7,623 7,636,569
Series 2020-1A, Class A, 2.01%, 02/15/29 . 23,285 23,284,926
Series 2020-2A, Class A, 1.37%, 07/16/29 . 6,450 6,387,906
Series 2021-2A, Class A, 0.96%, 02/15/30 . 18,920 18,295,312
Dowson plc, Series 2021-2, Class C, (SONIO/N
+ 1.60%), 2.24%, 10/20/28
(a)(d)
......... GBP 1,300 1,695,558
Dowson Trust
  2.94%, 01/20/29 ................. 1,151 1,512,011
  3.39%, 01/20/29 ................. 601 789,504
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (LIBOR USD 3 Month + 1.04%),
1.29%, 04/20/34
(a)(b)
................ USD 5,750 5,685,864
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (LIBOR USD 3 Month + 1.70%),
1.94%, 10/15/30
(a)(b)
................ 3,150 3,123,954
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class BR, (LIBOR USD 3 Month + 1.60%),
1.84%, 07/18/30
(a)(b)
................ USD 3,250 $ 3,223,113
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (LIBOR USD 3 Month + 1.60%), 1.84%,
07/18/30
(a)(b)
..................... 500 495,096
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (LIBOR USD 3 Month + 1.12%), 1.60%,
05/20/34
(a)(b)
..................... 1,000 990,000
Dryden 83 CLO Ltd., Series 2020-83A, Class
A, (LIBOR USD 3 Month + 1.22%), 1.46%,
01/18/32
(a)(b)
..................... 450 448,460
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (LIBOR USD 3 Month + 1.10%), 1.58%,
05/20/34
(a)(b)
..................... 750 738,910
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (LIBOR USD 3 Month +
0.90%), 1.14%, 04/15/29
(a)(b)
.......... 13,233 13,140,057
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(b)
...................... 5,053 5,007,283
EDvestinU Private Education Loan Issue No.
3 LLC, Series 2021-A, Class B, 3.50%,
11/25/50
(b)
...................... 640 592,228
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class AR, (LIBOR USD 3
Month + 1.15%), 1.40%, 04/20/34 .... 27,000 26,716,325
Series 2019-2A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.90%, 04/20/34 .... 4,200 4,152,946
Enterprise Fleet Financing LLC, Series 2022-1,
Class A2, 3.03%, 01/20/28
(b)
.......... 20,464 20,413,517
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(b)
.... CAD 9,610 7,340,890
FCT Autonoria , Series 2019-1, Class E,
(EURIBOR 1 Month + 2.70%), 2.15%,
09/25/35
(a)(d)
..................... EUR 212 236,713
FCT Noria , Series 2021-1, Class D, (EURIBOR
1 Month + 1.50%), 0.95%, 10/25/49
(a)(d)
... 900 981,297
FCT Pixel, Series 2021-1, Class D, (EURIBOR
3 Month + 1.75%), 1.22%, 02/25/38
(a)(d)
... 300 332,081
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (LIBOR USD 3 Month + 1.11%), 1.36%,
07/19/34
(a)(b)
..................... USD 8,500 8,377,414
FNA VI LLC, Series 2021-1A, Class A, 1.35%,
01/10/32
(b)
...................... 465 443,536
Foundation Finance Trust, Series 2021-2A,
Class A, 2.19%, 01/15/42
(b)
........... 2,273 2,188,434
FS RIALTO
(a)(b)
Series 2021-FL2, Class A, (LIBOR USD 1
Month + 1.22%), 1.65%, 05/16/38 .... 6,690 6,593,878
Series 2021-FL3, Class A, (LIBOR USD 1
Month + 1.25%), 1.68%, 11/16/36 .... 8,380 8,244,873
Series 2022-FL4, Class A, (SOFR30A +
1.90%), 2.20%, 01/19/39 .......... 9,585 9,585,000
FT Santander Consumer Spain Auto
(d)
Series 2020-1, Class B, (EURIBOR 3 Month
+ 0.95%), 0.46%, 03/20/33
(a)
........ EUR 632 695,078
Series 2020-1, Class C, (EURIBOR 3 Month
+ 1.95%), 1.46%, 03/20/33
(a)
........ 190 207,686
Series 2020-1, Class D, 3.50%, 03/20/33 .. 316 347,336
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (LIBOR USD 3 Month + 1.02%), 1.48%,
05/16/31
(a)(b)
..................... USD 10,500 10,421,250

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
84
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (LIBOR USD 3
Month + 1.13%), 1.38%, 10/20/34
(a)(b)
.... USD 8,950 $ 8,843,731
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class AR, (LIBOR USD 3 Month
+ 1.12%), 1.37%, 07/20/31
(a)(b)
......... 5,275 5,242,280
GoldenTree Loan Opportunities XI Ltd., Series
2015-11A, Class AR2, (LIBOR USD 3 Month
+ 1.07%), 1.31%, 01/18/31
(a)(b)
......... 3,815 3,790,671
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-4GS, Class A, 1.93%, 07/20/48 4,797 4,342,790
Series 2021-5CS, Class A, 2.31%, 10/20/48 2,887 2,644,299
Series 2022-1GS, Class A, 2.70%, 01/20/49 2,814 2,630,996
GPMT Ltd., Series 2021-FL4, Class A, (LIBOR
USD 1 Month + 1.35%), 1.80%, 12/15/36
(a)(b)
10,000 9,888,224
Gracie Point International Funding, Series
2020-B, Class A, (LIBOR USD 1 Month +
1.40%), 1.63%, 05/02/23
(a)(b)
.......... 5,840 5,851,154
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (LIBOR USD 3 Month + 1.20%),
1.44%, 07/15/34
(a)(b)
................ 14,100 13,962,975
Harley-Davidson Motorcycle Trust, Series 2020-
A, Class A3, 1.87%, 10/15/24 ......... 7,837 7,844,156
Honda Auto Receivables Owner Trust, Series
2021-4, Class A3, 0.88%, 01/21/26 ...... 7,730 7,482,580
Jamestown CLO XII Ltd., Series 2019-1A,
Class A2, (LIBOR USD 3 Month + 2.15%),
2.40%, 04/20/32
(a)(b)
................ 1,000 994,218
LendingPoint Pass-Through Trust, Series 2022-
ST1, Class A, 2.50%, 03/15/28
(b)
....... 622 608,663
Lendmark Funding Trust
(b)
Series 2019-2A, Class A, 2.78%, 04/20/28 . 6,170 6,104,790
Series 2021-1A, Class A, 1.90%, 11/20/31 . 6,470 5,849,992
Litigation Fee Residual Funding LLC, Series
2015-1,  4.00%, 10/30/27
(e)
........... 713 699,422
LoanCore Issuer Ltd.
(a)(b)
Series 2018-CRE1, Class A, (LIBOR USD 1
Month + 1.13%), 1.53%, 05/15/28 .... 2,351 2,342,777
Series 2021-CRE5, Class A, (LIBOR USD 1
Month + 1.30%), 1.70%, 07/15/36 .... 5,310 5,257,149
Series 2021-CRE6, Class A, (LIBOR USD 1
Month + 1.30%), 1.70%, 11/15/38 .... 7,230 7,180,513
Loanpal Solar Loan Ltd.
(b)
Series 2020-2GF, Class A, 2.75%, 07/20/47 2,070 1,962,507
Series 2021-1GS, Class A, 2.29%, 01/20/48 3,286 3,002,354
Series 2021-2GS, Class A, 2.22%, 03/20/48 6,404 5,935,192
Logan CLO I Ltd., Series 2021-1A, Class A,
(LIBOR USD 3 Month + 1.16%), 1.41%,
07/20/34
(a)(b)
..................... 5,000 4,945,621
Longfellow Place CLO Ltd., Series 2013-1A,
Class BR3, (LIBOR USD 3 Month + 1.75%),
1.99%, 04/15/29
(a)(b)
................ 5,000 4,994,458
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A2R2, (LIBOR USD 3 Month +
1.50%), 1.76%, 01/22/28
(a)(b)
.......... 15,900 15,797,790
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (LIBOR USD 3 Month +
1.65%), 1.91%, 04/25/29
(a)(b)
.......... 5,550 5,516,012
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (LIBOR USD 3 Month +
1.03%), 1.28%, 04/20/30
(a)(b)
.......... 1,400 1,389,171
Madison Park Funding XXXIII Ltd., Series 2019-
33A, Class AR, (3 Month CME Term SOFR +
1.29%), 1.45%, 10/15/32
(a)(b)
.......... 3,000 2,977,113
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (LIBOR USD 3 Month
+ 1.07%), 1.31%, 07/15/33
(a)(b)
......... USD 2,900 $ 2,869,390
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (LIBOR USD 3 Month +
1.12%), 1.36%, 07/17/34
(a)(b)
.......... 3,000 2,957,541
Mariner Finance Issuance Trust
(b)
Series 2019-AA, Class A, 2.96%, 07/20/32 . 6,804 6,770,529
Series 2020-AA, Class A, 2.19%, 08/21/34 . 3,020 2,903,500
Series 2021-AA, Class B, 2.33%, 03/20/36 1,610 1,476,974
Series 2021-AA, Class C, 2.96%, 03/20/36 380 342,195
Series 2021-AA, Class D, 3.83%, 03/20/36 345 316,238
Mercury Financial Credit Card Master Trust,
Series 2021-1A, Class A, 1.54%, 03/20/26
(b)
8,260 8,015,311
Mill City Solar Loan Ltd., Series 2019-2GS,
Class A, 3.69%, 07/20/43
(b)
........... 9,800 9,730,801
Mosaic Solar Loan Trust
(b)
Series 2019-2A, Class A, 2.88%, 09/20/40 . 254 246,656
Series 2020-2A, Class B, 2.21%, 08/20/46 . 1,216 1,135,609
Series 2021-1A, Class B, 2.05%, 12/20/46 . 747 688,392
Series 2022-1A, Class B, 3.16%, 01/20/53 . 5,091 4,803,023
Navient Private Education Loan Trust, Series
2020-IA, Class A1B, (LIBOR USD 1 Month +
1.00%), 1.40%, 04/15/69
(a)(b)
.......... 12,992 12,869,884
Navient Private Education Refi Loan Trust
(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68 2,666 2,649,805
Series 2019-EA, Class A2B, (LIBOR USD 1
Month + 0.92%), 1.32%, 05/15/68
(a)
... 9,575 9,579,908
Series 2019-GA, Class A, 2.40%, 10/15/68 955 949,299
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.90%), 1.30%, 11/15/68
(a)
... 1,363 1,353,436
Series 2021-A, Class A, 0.84%, 05/15/69 .. 1,466 1,399,237
Series 2021-DA, Class A, (US Prime Rate -
1.99%), 1.26%, 04/15/60
(a)
......... 11,763 11,410,519
Series 2021-FA, Class A, 1.11%, 02/18/70 . 15,490 14,435,551
Navient Student Loan Trust, Series 2018-EA,
Class A2, 4.00%, 12/15/59
(b)
.......... 1,170 1,180,699
Nelnet Student Loan Trust
(b)
Series 2021-A, Class APT2, 1.36%,
04/20/62 ..................... 18,171 17,074,579
Series 2021-A, Class D, 4.93%, 04/20/62 . 1,150 1,083,800
Series 2021-BA, Class AFL, (LIBOR USD 1
Month + 0.78%), 1.23%, 04/20/62
(a)
... 11,913 11,951,920
Series 2021-BA, Class AFX, 1.42%,
04/20/62 ..................... 17,757 16,607,424
Series 2021-CA, Class AFL, (LIBOR USD 1
Month + 0.74%), 1.19%, 04/20/62
(a)
... 13,265 13,095,202
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ARR, (LIBOR USD 3 Month +
1.16%), 1.40%, 07/15/34
(a)(b)
.......... 20,000 19,778,728
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (LIBOR USD 3
Month + 1.10%), 1.34%, 07/16/35
(a)(b)
.... 4,000 3,958,000
Newday Funding Master Issuer plc
(a)(d)
Series 2021-1X, Class B, (SONIO/N +
1.55%), 2.13%, 03/15/29 .......... GBP 775 1,021,266
Series 2021-3X, Class B, (SONIO/N +
1.35%), 1.93%, 11/15/29 ........... 677 886,191
NLY Commercial Mortgage Trust, Series
2019-FL2, Class A, (LIBOR USD 1 Month +
1.30%), 1.70%, 02/15/36
(a)(b)
.......... USD 2,289 2,285,654
OCP CLO Ltd., Series 2014-7A, Class A1RR,
(LIBOR USD 3 Month + 1.12%), 1.37%,
07/20/29
(a)(b)
..................... 2,900 2,892,499

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners 30 Ltd., Series
2017-1A, Class BR, (LIBOR USD 3 Month +
1.95%), 2.20%, 03/17/30
(a)(b)
.......... USD 4,200 $ 4,144,044
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (LIBOR USD 3 Month +
1.19%), 1.44%, 01/20/31
(a)(b)
.......... 2,400 2,387,897
Octagon Investment Partners 51 Ltd., Series
2021-1A, Class A, (LIBOR USD 3 Month +
1.15%), 1.40%, 07/20/34
(a)(b)
.......... 8,895 8,801,798
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (LIBOR USD 3 Month
+ 1.35%), 1.60%, 07/19/30
(a)(b)
......... 1,750 1,742,260
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A2R2, (LIBOR USD 3 Month
+ 1.10%), 1.36%, 01/25/31
(a)(b)
......... 1,750 1,705,357
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class AR, (LIBOR USD 3 Month + 1.15%),
1.41%, 04/21/34
(a)(b)
................ 11,300 11,209,137
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (LIBOR USD 3 Month + 1.14%),
1.39%, 07/02/35
(a)(b)
................ 850 842,350
OHA Loan Funding Ltd., Series 2015-1A,
Class AR3, (LIBOR USD 3 Month + 1.15%),
1.36%, 01/19/37
(a)(b)
................ 1,250 1,235,909
OneMain Financial Issuance Trust, Series
2018-1A, Class A, 3.30%, 03/14/29
(b)
.... 605 605,202
Oportun Funding LLC, Series 2022-1, Class A,
3.25%, 06/15/29
(b)
................. 5,259 5,246,073
Oportun Issuance Trust
(b)
Series 2021-B, Class C, 3.65%, 05/08/31 . 370 359,951
Series 2021-C, Class A, 2.18%, 10/08/31 .. 5,450 5,132,187
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (LIBOR USD 3
Month + 1.00%), 1.25%, 10/17/31 .... 3,300 3,268,354
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 1.13%), 1.37%, 01/17/31 .... 15,000 14,917,500
Palmer Square Loan Funding Ltd., Series
2019-1A, Class B, (LIBOR USD 3 Month +
2.25%), 2.50%, 04/20/27
(a)(b)
.......... 3,450 3,446,806
Park Avenue Institutional Advisers CLO Ltd.,
Series 2018-1A, Class A1BR, (LIBOR USD 3
Month + 1.25%), 1.50%, 10/20/31
(a)(b)
.... 10,000 9,914,109
PCL Funding IV plc, Series 2020-1, Class C,
(SONIO/N + 2.20%), 2.78%, 09/15/24
(a)(d)
.. GBP 230 302,462
PCL Funding V plc, Series 2021-1, Class C,
(SONIO/N + 1.70%), 2.28%, 10/15/25
(a)(d)
.. 116 152,188
PFS Financing Corp.
(b)
Series 2019-A, Class A1, (LIBOR USD 1
Month + 0.55%), 0.95%, 04/15/24
(a)
... USD 8,480 8,477,160
Series 2019-A, Class A2, 2.86%, 04/15/24 . 10,780 10,777,120
Series 2020-F, Class A, 0.93%, 08/15/24 .. 3,840 3,826,549
Series 2020-G, Class A, 0.97%, 02/15/26 . 6,800 6,517,317
Series 2021-A, Class A, 0.71%, 04/15/26 .. 4,740 4,499,751
Prodigy Finance DAC, Series 2021-1A, Class
A, (LIBOR USD 1 Month + 1.25%), 1.71%,
07/25/51
(a)(b)
..................... 3,297 3,289,658
Progress Residential Trust, Series 2021-
SFR10, Class A, 2.39%, 12/17/40
(b)
..... 3,574 3,333,402
Rad CLO 15 Ltd., Series 2021-15A, Class A,
(LIBOR USD 3 Month + 1.09%), 1.34%,
01/20/34
(a)(b)
..................... 2,650 2,618,315
Recette CLO Ltd., Series 2015-1A, Class ARR,
(LIBOR USD 3 Month + 1.08%), 1.33%,
04/20/34
(a)(b)
..................... 10,000 9,841,444
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Red & Black Auto Germany 8 UG, Series 8,
Class C, (EURIBOR 1 Month + 0.95%),
0.40%, 09/15/30
(a)(d)
................ EUR 400 $ 439,697
Red & Black Auto Italy Srl , Series 1, Class
D, (EURIBOR 1 Month + 2.85%), 2.31%,
12/28/31
(a)(d)
..................... 599 655,378
Regional Management Issuance Trust
(b)
Series 2020-1, Class A, 2.34%, 10/15/30 .. USD 2,430 2,355,331
Series 2021-2, Class A, 1.90%, 08/15/33 .. 5,706 5,285,384
Series 2022-1, Class B, 3.71%, 03/15/32 .. 1,050 1,018,478
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class A, (LIBOR USD 3
Month + 1.19%), 1.44%, 10/20/30 .... 2,400 2,391,574
Series 2021-1A, Class A1, (LIBOR USD 3
Month + 1.17%), 1.42%, 07/20/34 .... 10,750 10,639,115
RR LLC, Series 2017-1A, Class A1AB, (LIBOR
USD 3 Month + 1.15%), 1.39%, 07/15/35
(a)(b)
5,500 5,446,957
Santander Drive Auto Receivables Trust
Series 2020-2, Class B, 0.96%, 11/15/24 .. 911 910,953
Series 2020-2, Class C, 1.46%, 09/15/25 .. 9,680 9,649,277
Satus plc
(a)(d)
Series 2021-1, Class D, (SONIO/N +
1.90%), 2.50%, 08/17/28 .......... GBP 200 262,132
Series 2021-1, Class E, (SONIO/N + 3.20%),
3.80%, 08/17/28 ................ 167 218,076
SC Germany SA Compartment Consumer
(a)(d)
Series 2020-1, Class C, (EURIBOR 1 Month
+ 1.75%), 1.20%, 11/14/34 ......... EUR 3,246 3,593,327
Series 2020-1, Class D, (EURIBOR 1 Month
+ 2.50%), 1.95%, 11/14/34 ......... 1,331 1,473,070
Service Experts Issuer LLC, Series 2021-1A,
Class A, 2.67%, 02/02/32
(b)
........... USD 2,092 2,001,429
Sesac Finance LLC, Series 2019-1, Class A2,
5.22%, 07/25/49
(b)
................. 2,984 2,946,349
Shackleton 2015-VII-R CLO Ltd., Series 2015-
7RA, Class AR, (LIBOR USD 3 Month +
1.15%), 1.39%, 07/15/31
(a)(b)
.......... 4,550 4,528,325
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.90%,
04/20/33
(a)(b)
..................... 2,500 2,466,087
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 1.49%,
07/20/30
(a)(b)
..................... 4,598 4,584,720
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class A, (LIBOR USD 3 Month + 1.10%),
1.35%, 07/20/34
(a)(b)
................ 32,000 31,514,579
SLM Private Credit Student Loan Trust
(a)
Series 2004-A, Class A3, (LIBOR USD 3
Month + 0.40%), 1.23%, 06/15/33 .... 852 832,653
Series 2004-B, Class A3, (LIBOR USD 3
Month + 0.33%), 1.16%, 03/15/24 .... 753 749,513
Series 2005-A, Class A4, (LIBOR USD 3
Month + 0.31%), 1.14%, 12/15/38 .... 7,136 6,983,688
Series 2005-B, Class A4, (LIBOR USD 3
Month + 0.33%), 1.16%, 06/15/39 .... 6,195 5,970,858
Series 2007-A, Class A4A, (LIBOR USD 3
Month + 0.24%), 1.07%, 12/16/41 .... 4,253 4,123,775
SLM Private Education Loan Trust, Series
2010-C, Class A5, (LIBOR USD 1 Month +
4.75%), 5.15%, 10/15/41
(a)(b)
.......... 18,075 20,034,220
SLM Student Loan Trust, Series 2013-4, Class
A, (LIBOR USD 1 Month + 0.55%), 1.01%,
06/25/43
(a)
...................... 4,423 4,359,824

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
86
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
SMB Private Education Loan Trust
(b)
Series 2018-B, Class A2B, (LIBOR USD 1
Month + 0.72%), 1.12%, 01/15/37
(a)
... USD 6,746 $ 6,709,388
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.83%), 1.23%, 09/15/37
(a)
... 1,192 1,179,840
Series 2021-A, Class APL, 0.83%, 01/15/53 17,145 16,925,440
Series 2021-A, Class B, 2.31%, 01/15/53 .. 3,930 3,670,281
Series 2021-B, Class A, 1.31%, 07/17/51 .. 12,500 11,882,097
Series 2021-C, Class APT1, 1.39%,
01/15/53 ..................... 7,377 6,814,637
Series 2021-C, Class D, 3.93%, 01/15/53 . 400 377,775
SoFi Professional Loan Program LLC
(b)
Series 2016-C, Class A2B, 2.36%, 12/27/32 203 203,547
Series 2016-D, Class A2B, 2.34%, 04/25/33 472 471,780
Series 2016-E, Class A2B, 2.49%, 01/25/36 39 39,222
Series 2018-A, Class A2B, 2.95%, 02/25/42 2,835 2,833,374
Series 2019-A, Class A2FX, 3.69%,
06/15/48 ..................... 3,079 3,091,741
SoFi Professional Loan Program Trust
(b)
Series 2018-C, Class A2FX, 3.59%,
01/25/48 ..................... 2,128 2,141,539
Series 2020-A, Class A2FX, 2.54%,
05/15/46 ..................... 10,456 10,306,305
Series 2021-A, Class AFX, 1.03%, 08/17/43 3,256 3,039,794
Sound Point CLO XV Ltd., Series 2017-1A,
Class CR, (LIBOR USD 3 Month + 2.05%),
2.31%, 01/23/29
(a)(b)
................ 1,500 1,483,128
Soundview Home Loan Trust, Series 2003-2,
Class A2, (LIBOR USD 1 Month + 1.30%),
1.76%, 11/25/33
(a)
................. 151 149,577
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (LIBOR USD 3 Month + 1.06%),
1.31%, 07/20/32
(a)(b)
................ 5,650 5,587,790
SpringCastle America Funding LLC, Series
2020-AA, Class A, 1.97%, 09/25/37
(b)
.... 6,858 6,604,836
TAGUS- Sociedade de Titularizacao de Creditos
SA, Series 2, Class D, (EURIBOR 1 Month +
2.85%), 2.30%, 09/23/38
(a)(d)
.......... EUR 900 979,898
Towd Point Mortgage Trust, Series 2016-4,
Class A1, 2.25%, 07/25/56
(a)(b)
......... USD 1,299 1,298,361
Transportation Finance Equipment Trust, Series
2019-1, Class A3, 1.85%, 04/24/23
(b)
..... 4,171 4,174,777
Treman Park CLO Ltd., Series 2015-1A, Class
ARR, (LIBOR USD 3 Month + 1.07%),
1.32%, 10/20/28
(a)(b)
................ 13,632 13,593,310
Trestles CLO V Ltd., Series 2021-5A, Class
A1, (LIBOR USD 3 Month + 1.17%), 1.33%,
10/20/34
(a)(b)
..................... 9,500 9,386,000
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (LIBOR USD 3 Month + 1.40%),
1.64%, 10/18/31
(a)(b)
................ 1,250 1,254,198
Turbo Finance plc, Series 9, Class B, (SONIO/N
+ 1.65%), 2.29%, 08/20/28
(a)(d)
......... GBP 1,590 2,096,068
Upstart Pass-Through Trust
(b)
Series 2021-ST3, Class A, 2.00%, 05/20/27 USD 992 963,673
Series 2021-ST5, Class A, 2.00%, 07/20/27 128 123,371
Series 2021-ST7, Class A, 1.85%, 09/20/29 5,409 5,221,496
Series 2021-ST9, Class A, 1.70%, 11/20/29 3,698 3,564,849
Verizon Owner Trust, Series 2020-A, Class
A1A, 1.85%, 07/22/24 .............. 7,959 7,961,660
Volkswagen Auto Loan Enhanced Trust, Series
2021-1, Class A3, 1.02%, 06/22/26 ...... 25,048 24,210,513
Voya CLO Ltd., Series 2017-1A, Class A1R,
(LIBOR USD 3 Month + 0.95%), 1.19%,
04/17/30
(a)(b)
..................... 2,250 2,233,596
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Wind River CLO Ltd., Series 2013-1A, Class
A1RR, (LIBOR USD 3 Month + 0.98%),
1.23%, 07/20/30
(a)(b)
................ USD 2,950 $ 2,928,672
Total Asset-Backed Securities — 17.5%
(Cost: $1,351,989,903) ............................ 1,330,313,220
Corporate Bonds
Aerospace & Defense — 0.3%
Boeing Co. (The)
2.70%, 05/01/22 .................. 4,580 4,584,981
2.20%, 02/04/26 .................. 4,800 4,537,999
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
.. 473 455,300
L3Harris Technologies, Inc., 3.85%, 06/15/23 . 1,194 1,210,725
Raytheon Technologies Corp., 3.65%, 08/16/23 37 37,479
Rolls-Royce plc, 5.75%, 10/15/27
(b)
....... 922 946,341
Spirit AeroSystems , Inc.
(b)
5.50%, 01/15/25 .................. 274 274,685
7.50%, 04/15/25 .................. 34 35,226
TransDigm , Inc.
8.00%, 12/15/25
(b)
................. 2,785 2,912,497
6.25%, 03/15/26
(b)
................. 4,813 4,941,218
6.38%, 06/15/26 .................. 126 127,137
7.50%, 03/15/27 .................. 117 120,510
4.63%, 01/15/29 .................. 86 80,408
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... 598 631,608
20,896,114
Airlines — 0.2%
Air Canada, 3.88%, 08/15/26
(b)
.......... 930 877,688
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................. 1,985 2,317,468
5.50%, 04/20/26 .................. 2,034 2,048,761
Avianca Midco 2 Ltd., 9.00%, 12/01/28
(b)
.... 3,006 2,879,254
Gol Finance SA, 7.00%, 01/31/25
(b)
....... 610 499,437
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
................ 480 480,274
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
993 1,035,202
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
110 117,395
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 . 877 865,513
Series 2020-1, Class A, 5.88%, 10/15/27 . 4,951 5,124,868
United Airlines, Inc., 4.38%, 04/15/26
(b)
..... 1,502 1,477,480
17,723,340
Auto Components — 0.3%
Adient US LLC, 9.00%, 04/15/25
(b)
....... 233 242,320
Aptiv plc, 2.40%, 02/18/25 ............ 10,545 10,272,089
Clarios Global LP
(b)
6.75%, 05/15/25 .................. 2,580 2,671,667
6.25%, 05/15/26 .................. 1,452 1,493,745
Conti-Gummi Finance BV, 1.13%, 09/25/24
(d)
. EUR 2,240 2,481,197
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ...................... USD 69 73,056
Icahn Enterprises LP
4.75%, 09/15/24 .................. 365 366,661
6.38%, 12/15/25 .................. 485 488,637
6.25%, 05/15/26 .................. 112 114,240
5.25%, 05/15/27 .................. 633 621,242
ZF Finance GmbH, 3.00%, 09/21/25
(d)
..... EUR 2,700 2,931,080
21,755,934
Automobiles — 1.0%
BMW Finance NV, 0.00%, 04/14/23
(d)
...... 6,120 6,774,728
General Motors Co., 5.40%, 10/02/23 ..... USD 4,920 5,090,618
Hyundai Capital America, 1.65%, 09/17/26
(b)
. 8,000 7,291,972
Kia Corp., 1.75%, 10/16/26
(d)
........... 1,460 1,357,990

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Automobiles (continued)
Mercedes-Benz International Finance BV,
0.25%, 11/06/23
(d)
................ EUR 1,970 $ 2,172,008
Nissan Motor Acceptance Co. LLC, 2.00%,
03/09/26
(b)
..................... USD 21,000 19,210,950
Nissan Motor Co. Ltd.
3.04%, 09/15/23
(b)
................. 12,483 12,455,112
3.52%, 09/17/25
(b)
................. 10,047 9,846,581
2.65%, 03/17/26
(d)
................. EUR 2,440 2,719,446
4.35%, 09/17/27
(b)
................. USD 5,300 5,222,500
4.35%, 09/17/27
(d)
................. 1,496 1,474,125
Stellantis NV, 3.38%, 07/07/23
(d)
......... EUR 3,250 3,700,231
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(d)
.. USD 500 471,250
77,787,511
Banks — 7.8%
ABQ Finance Ltd., 2.00%, 07/06/26
(d)
...... 1,390 1,301,388
Banco Bradesco SA, 2.85%, 01/27/23
(b)
.... 19,500 19,557,622
Banco de Credito del Peru SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.00%), 3.13%, 07/01/30
(a)(b)
..... 690 645,840
Banco de Sabadell SA
(d)
0.88%, 07/22/25 .................. EUR 1,500 1,616,437
(EUR Swap Annual 1 Year + 0.97%), 0.63%,
11/07/25
(a)
.................... 1,900 2,047,836
(EUR Swap Annual 1 Year + 1.55%), 1.12%,
03/11/27
(a)
.................... 700 752,776
Banco do Brasil SA, 4.75%, 03/20/24
(d)
..... USD 920 945,760
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
1,305 1,146,377
Banco Santander SA
2.75%, 05/28/25 .................. 10,800 10,524,224
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.72%, 09/14/27
(a)
............... 3,000 2,709,605
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.28%, 01/29/31
(a)(b)(d)
....... 1,798 1,683,378
Bank of America Corp.
(a)
(LIBOR USD 3 Month + 0.79%), 3.00%,
12/20/23 ..................... 25,530 25,594,460
(LIBOR USD 3 Month + 0.78%), 3.55%,
03/05/24 ..................... 4,430 4,455,292
(LIBOR USD 3 Month + 0.94%), 3.86%,
07/23/24 ..................... 5,620 5,683,533
(SOFR + 0.67%), 1.84%, 02/04/25 ...... 15,810 15,457,898
(SOFR + 0.91%), 0.98%, 09/25/25 ...... 16,700 15,828,420
(SOFR + 0.65%), 1.53%, 12/06/25 ...... 7,015 6,708,437
(SOFR + 1.15%), 1.32%, 06/19/26 ...... 9,487 8,890,940
(SOFR + 1.01%), 1.20%, 10/24/26 ...... 16,100 14,879,368
Series N, (SOFR + 0.91%), 1.66%, 03/11/27 13,500 12,584,325
(SOFR + 0.96%), 1.73%, 07/22/27 ...... 19,975 18,550,482
Banque Federative du Credit Mutuel SA
(d)
2.63%, 03/18/24 .................. EUR 500 574,633
0.75%, 06/08/26 .................. 1,700 1,841,993
Barclays plc
3.65%, 03/16/25 .................. USD 7,610 7,624,089
(EUR Swap Annual 1 Year + 3.70%), 3.38%,
04/02/25
(a)(d)
................... EUR 1,700 1,961,097
(LIBOR USD 3 Month + 1.61%), 3.93%,
05/07/25
(a)
.................... USD 565 569,596
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.31%), 5.87%, 09/13/34
(a)(b)
.......... 561 548,307
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.03%), 3.88%, 07/26/27
(a)(d)
........ 1,859 1,855,282
Security
Par (000)
Par (000) Value
Banks (continued)
Citigroup, Inc.
(a)
(LIBOR USD 3 Month + 0.95%), 2.88%,
07/24/23 ..................... USD 5,095 $ 5,101,973
(SOFR + 0.67%), 0.98%, 05/01/25 ...... 13,490 12,859,710
(SOFR + 1.53%), 3.29%, 03/17/26 ...... 7,155 7,130,858
(SOFR + 2.84%), 3.11%, 04/08/26 ...... 12,805 12,696,163
(SOFR + 0.77%), 1.46%, 06/09/27 ...... 31,455 28,887,886
Commerzbank AG, (EURIBOR 3 Month +
1.30%), 0.75%, 03/24/26
(a)(d)
.......... EUR 800 866,061
Credit Agricole SA, (SOFR + 0.89%), 1.25%,
01/26/27
(a)(b)
.................... USD 10,335 9,402,522
Credit Mutuel Arkea SA, 0.01%, 01/28/26
(d)
.. EUR 2,700 2,858,415
Danske Bank A/S
(a)(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%),
0.98%, 09/10/25 ................ USD 9,415 8,823,142
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26 ................ 20,650 19,094,809
Doha Finance Ltd., 2.38%, 03/31/26
(d)
..... 670 638,175
First-Citizens Bank & Trust Co., (SOFR +
3.83%), 3.93%, 06/19/24
(a)
........... 4,726 4,773,753
HSBC Holdings plc, (SOFR + 1.43%), 3.00%,
03/10/26
(a)
..................... 7,360 7,216,164
ICICI Bank Ltd.
(d)
4.00%, 03/18/26 .................. 1,501 1,513,946
3.80%, 12/14/27 .................. 2,170 2,146,673
ING Groep NV
1.00%, 09/20/23
(d)
................. EUR 4,500 5,034,796
(EURIBOR 3 Month + 0.60%), 0.10%,
09/03/25
(a)(d)
................... 1,700 1,832,835
(SOFR + 1.01%), 1.73%, 04/01/27
(a)
.... USD 4,530 4,178,217
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
. 950 939,977
JPMorgan Chase & Co.
(LIBOR USD 3 Month + 0.94%), 2.78%,
04/25/23
(a)
.................... 3,500 3,500,815
(LIBOR USD 3 Month + 0.89%), 3.80%,
07/23/24
(a)
.................... 36,363 36,776,823
1.50%, 01/27/25
(d)
................. EUR 1,855 2,085,769
(SOFR + 0.54%), 0.82%, 06/01/25
(a)
.... USD 12,000 11,442,854
(SOFR + 1.85%), 2.08%, 04/22/26
(a)
.... 15,007 14,481,839
(SOFR + 0.80%), 1.05%, 11/19/26
(a)
..... 15,100 13,941,435
(SOFR + 0.89%), 1.58%, 04/22/27
(a)
.... 28,515 26,558,243
KBC Group NV
(d)
1.13%, 01/25/24 .................. EUR 3,800 4,254,094
(EURIBOR 3 Month + 0.90%), 1.50%,
03/29/26
(a)
.................... 3,000 3,331,089
(EUR Swap Annual 5 Year + 1.10%), 0.50%,
12/03/29
(a)
.................... 6,300 6,692,538
Lloyds Banking Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 1.10%), 1.33%, 06/15/23
(a)
......... USD 4,950 4,937,655
Mizuho Financial Group, Inc., 0.52%,
06/10/24
(d)
..................... EUR 4,565 5,031,508
NatWest Group plc
3.88%, 09/12/23 .................. USD 8,585 8,672,909
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
............... 9,520 9,442,659
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.64%, 06/14/27
(a)
............... 12,340 11,281,448
NatWest Markets plc
0.13%, 06/18/26
(d)
................. EUR 4,200 4,368,404
1.60%, 09/29/26
(b)
................. USD 10,970 10,046,103
Nordea Bank Abp, 1.50%, 09/30/26
(b)
...... 16,300 14,964,797

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
88
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Samba Funding Ltd., 2.90%, 01/29/27
(d)
.... USD 2,887 $ 2,818,975
Santander Holdings USA, Inc., 3.50%, 06/07/24 3,000 3,008,109
Santander UK Group Holdings plc, (LIBOR
USD 3 Month + 1.08%), 3.37%, 01/05/24
(a)
. 3,715 3,726,302
Societe Generale SA, (EUR Swap Annual 5
Year + 0.90%), 1.37%, 02/23/28
(a)(d)
..... EUR 10,100 11,179,315
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 0.78%), 0.99%, 01/12/25
(a)(b)
........ USD 2,770 2,646,135
Sumitomo Mitsui Financial Group, Inc., 2.17%,
01/14/27 ...................... 4,385 4,144,200
Svenska Handelsbanken AB, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.63%), 1.42%, 06/11/27
(a)(b)
..... 8,100 7,464,214
Toronto-Dominion Bank (The), 0.38%,
04/25/24
(d)
..................... EUR 2,625 2,883,724
UniCredit SpA
6.95%, 10/31/22
(d)
................. 6,430 7,356,714
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(a)(b)
.............. USD 4,475 4,134,457
Virgin Money UK plc, (EUR Swap Annual 1 Year
+ 0.85%), 0.38%, 05/27/24
(a)(d)
........ EUR 2,350 2,588,275
Wells Fargo & Co.
3.75%, 01/24/24 .................. USD 18,005 18,333,845
(SOFR + 1.51%), 3.53%, 03/24/28
(a)
.... 8,170 8,153,592
592,784,309
Beverages — 0.1%
Asahi Group Holdings Ltd.
(d)
0.01%, 04/19/24 .................. EUR 2,062 2,245,297
0.16%, 10/23/24 .................. 1,200 1,301,481
1.15%, 09/19/25 .................. 1,700 1,880,193
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 USD 410 350,607
Pernod Ricard SA, 0.00%, 10/24/23
(d)
..... EUR 3,600 3,960,238
9,737,816
Biotechnology — 0.3%
AbbVie, Inc.
1.50%, 11/15/23 .................. 5,760 6,475,787
1.25%, 06/01/24 .................. 1,305 1,457,654
2.95%, 11/21/26 .................. USD 13,915 13,784,209
21,717,650
Building Products — 0.0%
CRH Finland Services OYJ, 0.88%, 11/05/23
(d)
EUR 1,670 1,854,742
JELD-WEN, Inc., 6.25%, 05/15/25
(b)
...... USD 243 250,380
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28
(b)
..................... 111 106,713
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
.. 921 908,346
3,120,181
Capital Markets — 3.3%
Blackstone Private Credit Fund
(b)
3.25%, 03/15/27 .................. 15,000 13,747,009
4.00%, 01/15/29 .................. 8,995 8,327,727
Credit Suisse Group AG, (SOFR + 0.98%),
1.31%, 02/02/27
(a)(b)
............... 12,265 10,969,767
Deutsche Bank AG
(a)
(SOFR + 1.13%), 1.45%, 04/01/25 ...... 7,780 7,430,410
(EURIBOR 3 Month + 1.60%), 1.00%,
11/19/25
(d)
.................... EUR 2,700 2,928,296
(SOFR + 1.32%), 2.55%, 01/07/28 ...... USD 13,645 12,588,104
(EURIBOR 3 Month + 1.38%), 1.88%,
02/23/28
(d)
.................... EUR 3,400 3,704,696
Goldman Sachs Group, Inc. (The)
(EURIBOR 3 Month + 0.55%), 0.00%,
04/21/23
(a)(d)
................... 4,890 5,409,800
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(SOFR + 0.54%), 0.63%, 11/17/23
(a)
..... USD 4,735 $ 4,674,805
3.00%, 03/15/24 .................. 13,785 13,767,533
(SOFR + 0.51%), 0.66%, 09/10/24
(a)
.... 4,800 4,642,478
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
.... 7,500 6,911,257
(SOFR + 0.91%), 1.95%, 10/21/27
(a)
.... 2,905 2,699,758
(SOFR + 1.11%), 2.64%, 02/24/28
(a)
..... 12,845 12,281,449
(SOFR + 1.85%), 3.62%, 03/15/28
(a)
.... 5,825 5,816,844
Huarong Finance Co. Ltd., 4.25%, 11/07/27
(d)
. 2,231 2,125,028
Mirae Asset Securities Co. Ltd.
(d)
1.38%, 07/07/24 .................. 1,120 1,066,587
2.63%, 07/30/25 .................. 2,131 2,058,147
Morgan Stanley
(a)
(SOFR + 0.47%), 0.56%, 11/10/23 ...... 10,000 9,883,738
(SOFR + 0.46%), 0.53%, 01/25/24 ...... 20,515 20,181,230
(SOFR + 0.62%), 0.73%, 04/05/24 ...... 10,725 10,503,930
(LIBOR USD 3 Month + 0.85%), 3.74%,
04/24/24 ..................... 4,555 4,600,075
(SOFR + 0.51%), 0.79%, 01/22/25 ...... 8,300 7,967,729
(SOFR + 1.99%), 2.19%, 04/28/26 ...... 27,640 26,699,368
(SOFR + 1.00%), 2.48%, 01/21/28 ...... 9,310 8,875,434
OMERS Finance Trust, 1.10%, 03/26/26
(b)
... 17,380 16,280,056
SURA Asset Management SA, 4.88%,
04/17/24
(b)
..................... 1,290 1,305,157
UBS AG, 0.75%, 04/21/23
(d)
........... EUR 4,405 4,910,125
UBS Group AG
(a)
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23
(b)
.................... USD 5,810 5,818,728
(EUR Swap Annual 1 Year + 0.55%), 0.25%,
01/29/26
(d)
.................... EUR 2,640 2,833,907
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(b)
............... USD 7,780 7,061,846
Volvo Treasury AB
(d)
0.10%, 05/24/22 .................. EUR 240 265,521
0.00%, 02/11/23 .................. 940 1,039,243
XP, Inc., 3.25%, 07/01/26
(b)
............ USD 2,115 1,993,387
251,369,169
Chemicals — 0.8%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ...................... 865 824,180
Alpek SAB de CV, 3.25%, 02/25/31
(b)
...... 200 180,500
Arkema SA, 0.13%, 10/14/26
(d)
.......... EUR 800 845,421
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 .................. USD 1,019 980,324
3.38%, 02/15/29 .................. 303 266,397
BASF SE
(d)
2.00%, 12/05/22 .................. EUR 4,520 5,073,104
0.10%, 06/05/23 .................. 3,500 3,868,506
Covestro AG, 0.88%, 02/03/26
(d)
......... 1,430 1,560,490
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. USD 1,970 1,839,487
Equate Petrochemical BV
4.25%, 11/03/26
(b)
................. 1,039 1,051,858
4.25%, 11/03/26
(d)
................. 2,277 2,305,178
2.63%, 04/28/28
(b)
................. 306 282,667
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 1,571 1,590,638
Herens Midco SARL, 4.75%, 05/15/28
(b)
.... 696 624,124
International Flavors & Fragrances, Inc., 1.23%,
10/01/25
(b)
..................... 36,336 33,637,014
LYB International Finance III LLC, 1.25%,
10/01/25 ...................... 3,841 3,555,190
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
.. 231 233,598
Sasol Financing USA LLC
4.38%, 09/18/26 .................. 620 595,200
5.50%, 03/18/31 .................. 1,015 946,488

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Chemicals (continued)
SCIL IV LLC, 5.38%, 11/01/26
(b)
......... USD 330 $ 303,600
Sociedad Quimica y Minera de Chile SA,
3.50%, 09/10/51
(b)
................ 1,606 1,376,342
SPCM SA, 3.13%, 03/15/27
(b)
.......... 200 184,000
62,124,306
Commercial Services & Supplies — 0.2%
ADT Security Corp. (The), 4.13%, 06/15/23 .. 246 248,679
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 .................. 3,362 3,401,772
4.63%, 06/01/28 .................. 1,959 1,843,338
APX Group, Inc., 6.75%, 02/15/27
(b)
....... 486 496,789
Aramark Services, Inc.
(b)
5.00%, 04/01/25 .................. 1,225 1,227,352
6.38%, 05/01/25 .................. 1,908 1,958,619
Brink's Co. (The), 5.50%, 07/15/25
(b)
...... 40 40,313
Garda World Security Corp., 4.63%, 02/15/27
(b)
519 497,436
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 .................. 226 224,576
3.75%, 08/01/25 .................. 361 354,394
5.13%, 12/15/26 .................. 2,101 2,118,859
4.00%, 08/01/28 .................. 96 88,320
3.50%, 09/01/28 .................. 392 368,027
GLP China Holdings Ltd.
(d)
4.97%, 02/26/24 .................. 1,475 1,478,964
2.95%, 03/29/26 .................. 990 913,461
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... 303 290,880
Madison IAQ LLC, 4.13%, 06/30/28
(b)
...... 135 124,421
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 .................. 179 183,267
5.75%, 04/15/26 .................. 824 840,624
3.38%, 08/31/27 .................. 221 202,191
16,902,282
Communications Equipment — 0.1%
(b)
Avaya, Inc., 6.13%, 09/15/28 ........... 925 912,207
CommScope Technologies LLC, 6.00%,
06/15/25 ...................... 558 528,487
CommScope , Inc.
6.00%, 03/01/26 .................. 1,255 1,269,546
8.25%, 03/01/27 .................. 184 178,940
Viasat, Inc., 5.63%, 04/15/27 ........... 2,024 1,993,640
4,882,820
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 530 512,444
GMR Hyderabad International Airport Ltd.,
5.38%, 04/10/24
(d)
................ 800 804,150
Heathrow Funding Ltd., 1.50%, 10/12/25
(d)
.. EUR 6,045 6,683,603
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
. USD 2,080 2,054,000
10,054,197
Construction Materials — 0.0%
Holcim Finance Luxembourg SA, 0.13%,
07/19/27
(d)
..................... EUR 1,900 1,938,660
Inversiones CMPC SA, 3.85%, 01/13/30
(b)
... USD 1,170 1,139,142
3,077,802
Consumer Finance — 2.4%
AerCap Ireland Capital DAC
4.63%, 07/01/22 .................. 4,515 4,539,740
2.88%, 08/14/24 .................. 9,600 9,336,298
2.45%, 10/29/26 .................. 10,210 9,443,763
American Express Co., 2.55%, 03/04/27 .... 6,125 5,955,483
Capital One Financial Corp.
(a)
(SOFR + 1.29%), 2.64%, 03/03/26 ...... 17,510 17,133,549
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(SOFR + 0.86%), 1.88%, 11/02/27 ...... USD 7,010 $ 6,468,115
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
..................... 102 91,035
CDBL Funding 1, 3.50%, 10/24/27
(d)
...... 2,958 2,873,490
FCA Bank SpA
(d)
0.50%, 09/18/23 .................. EUR 2,474 2,736,852
0.13%, 11/16/23 .................. 810 888,770
0.00%, 04/16/24 .................. 1,250 1,356,702
Ford Motor Credit Co. LLC
3.35%, 11/01/22 .................. USD 357 357,821
4.14%, 02/15/23 .................. 10,234 10,302,363
3.37%, 11/17/23 .................. 22,661 22,627,235
3.81%, 01/09/24 .................. 1,213 1,211,029
5.13%, 06/16/25 .................. 779 794,580
4.13%, 08/04/25 .................. 370 369,584
3.38%, 11/13/25 .................. 221 216,016
2.70%, 08/10/26 .................. 3,218 2,992,772
4.13%, 08/17/27 .................. 200 195,490
3.82%, 11/02/27 .................. 200 189,500
2.90%, 02/16/28 .................. 627 566,651
General Motors Financial Co., Inc.
4.00%, 01/15/25 .................. 3,800 3,846,695
0.85%, 02/26/26
(d)
................. EUR 6,700 7,070,959
1.50%, 06/10/26 .................. USD 11,100 10,142,007
2.35%, 02/26/27 .................. 16,600 15,481,237
Hyundai Capital Services, Inc., 3.63%,
08/29/27
(d)
..................... 2,260 2,256,892
Manappuram Finance Ltd., 5.90%, 01/13/23
(d)
1,000 998,750
Muthoot Finance Ltd.
6.13%, 10/31/22
(b)
................. 1,110 1,117,839
4.40%, 09/02/23
(d)
................. 800 798,000
Navient Corp.
7.25%, 09/25/23 .................. 38 39,472
6.13%, 03/25/24 .................. 181 184,168
6.75%, 06/15/26 .................. 146 148,920
OneMain Finance Corp.
6.88%, 03/15/25 .................. 510 536,275
7.13%, 03/15/26 .................. 250 267,223
3.50%, 01/15/27 .................. 632 584,600
6.63%, 01/15/28 .................. 800 838,000
PSA Banque France SA, 0.00%, 01/22/25
(d)
.. EUR 2,100 2,241,579
Shriram Transport Finance Co. Ltd.
(d)
5.95%, 10/24/22 .................. USD 667 668,668
5.10%, 07/16/23 .................. 1,000 1,000,000
SLM Corp., 3.13%, 11/02/26 ........... 210 194,775
Synchrony Financial, 4.50%, 07/23/25 ..... 9,360 9,547,747
Toyota Motor Finance Netherlands BV, 0.00%,
10/27/25
(d)
..................... EUR 1,960 2,078,107
Volkswagen Bank GmbH
(d)
1.88%, 01/31/24 .................. 7,000 7,882,596
2.50%, 07/31/26 .................. 2,300 2,603,455
Volkswagen Financial Services AG, 0.88%,
01/31/28
(d)
..................... 2,270 2,342,034
Volkswagen Leasing GmbH
(d)
1.00%, 02/16/23 .................. 9,800 10,916,315
0.38%, 07/20/26 .................. 1,020 1,061,169
185,494,320
Containers & Packaging — 0.5%
Ardagh Packaging Finance plc, 4.13%,
08/15/26
(b)
..................... USD 1,326 1,277,502
Ball Corp., 5.25%, 07/01/25 ........... 12,214 12,940,733
Canpack SA, 3.13%, 11/01/25
(b)
......... 471 434,498
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(b)
..................... 437 441,916

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
90
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Crown Americas LLC
4.75%, 02/01/26 .................. USD 758 $ 766,095
4.25%, 09/30/26 .................. 280 280,700
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 165 186,193
Graphic Packaging International LLC
4.88%, 11/15/22 .................. 389 390,459
3.50%, 03/15/28
(b)
................. 188 176,720
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 1,040 900,900
LABL, Inc., 5.88%, 11/01/28
(b)
.......... 333 312,188
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
................ 1,783 1,775,917
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
..................... 2,157 1,937,660
Sealed Air Corp.
(b)
5.13%, 12/01/24 .................. 5,330 5,532,876
4.00%, 12/01/27 .................. 123 119,925
SIG Combibloc PurchaseCo SARL, 2.13%,
06/18/25
(d)
..................... EUR 1,295 1,434,410
Sonoco Products Co., 2.25%, 02/01/27 .... USD 6,640 6,286,935
Trivium Packaging Finance BV, 5.50%,
08/15/26
(b)(c)
.................... 2,699 2,687,880
37,883,507
Diversified Consumer Services — 0.0%
(b)
Graham Holdings Co., 5.75%, 06/01/26 .... 984 1,010,519
Sotheby's, 7.38%, 10/15/27 ............ 1,289 1,320,052
2,330,571
Diversified Financial Services — 0.2%
Cellnex Finance Co. SA, 2.25%, 04/12/26 ... 2,300 2,525,552
Far East Horizon Ltd., 4.25%, 10/26/26
(d)
... 600 538,425
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... 396 379,162
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
..................... 300 287,584
Ocean Laurel Co. Ltd., 2.38%, 10/20/25
(d)
... 2,712 2,500,545
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............. 286 213,481
REC Ltd.
(d)
2.25%, 09/01/26 .................. 575 531,803
3.88%, 07/07/27 .................. 1,881 1,847,180
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 .................. 757 839,237
7.38%, 09/01/25 .................. 270 281,942
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 510 495,975
Siemens Financieringsmaatschappij NV, 0.38%,
09/06/23
(d)
..................... EUR 5,710 6,337,141
16,778,027
Diversified Telecommunication Services — 1.0%
Altice France SA
(b)
8.13%, 02/01/27 .................. USD 1,870 1,928,213
5.50%, 01/15/28 .................. 2,624 2,431,661
5.13%, 01/15/29 .................. 404 361,915
AT&T, Inc.
1.05%, 09/05/23 .................. EUR 3,815 4,268,255
1.70%, 03/25/26 .................. USD 20,165 19,089,916
CCO Holdings LLC
(b)
5.13%, 05/01/27 .................. 2,078 2,081,065
5.00%, 02/01/28 .................. 928 918,256
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... 685 631,159
Frontier Communications Corp.
(b)
5.88%, 10/15/27 .................. 642 637,699
5.00%, 05/01/28 .................. 888 852,480
Iliad Holding SAS
(b)
6.50%, 10/15/26 .................. 673 674,817
7.00%, 10/15/28 .................. 425 425,629
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.
5.25%, 03/15/26 .................. USD 1,016 $ 1,017,636
4.25%, 07/01/28
(b)
................. 879 806,928
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
................ 280 265,300
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 ........... 1,452 1,507,699
Series Y, 7.50%, 04/01/24 ........... 479 504,262
5.13%, 12/15/26
(b)
................. 2,586 2,463,165
4.00%, 02/15/27
(b)
................. 1,325 1,234,019
Sprint Capital Corp., 6.88%, 11/15/28 ...... 16 18,539
Switch Ltd., 3.75%, 09/15/28
(b)
.......... 949 920,288
Telecom Italia SpA, 5.30%, 05/30/24
(b)
..... 1,555 1,566,663
Verizon Communications, Inc., 2.10%, 03/22/28 27,460 25,594,745
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
4,364 4,015,884
74,216,193
Electric Utilities — 1.2%
Adani Electricity Mumbai Ltd., 3.95%,
02/12/30
(b)
..................... 390 352,449
Adani Transmission Ltd., 4.00%, 08/03/26
(d)
.. 2,171 2,098,136
Alliant Energy Finance LLC, 3.75%, 06/15/23
(b)
8,085 8,174,741
Enel Finance International NV
0.00%, 06/17/24
(d)
................. EUR 5,190 5,641,146
1.38%, 07/12/26
(b)
................. USD 8,840 8,114,193
ESB Finance DAC, 3.49%, 01/12/24
(d)
..... EUR 2,185 2,542,520
Eversource Energy, 2.90%, 03/01/27 ...... USD 9,700 9,504,868
Exelon Corp., 2.75%, 03/15/27
(b)
......... 3,455 3,366,451
FirstEnergy Corp.
(c)
Series A, 3.35%, 07/15/22 ........... 4,346 4,340,567
Series B, 4.40%, 07/15/27 ........... 2,577 2,593,364
India Cleantech Energy, 4.70%, 08/10/26
(b)
.. 677 629,222
Kallpa Generacion SA, 4.88%, 05/24/26
(d)
... 441 450,041
NextEra Energy Capital Holdings, Inc., 1.88%,
01/15/27 ...................... 8,578 8,044,742
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
..................... 744 752,924
NRG Energy, Inc., 6.63%, 01/15/27 ....... 493 508,051
Pacific Gas & Electric Co.
1.37%, 03/10/23 .................. 30,545 30,007,100
3.45%, 07/01/25 .................. 4,820 4,701,667
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 249 244,969
Vistra Operations Co. LLC, 5.63%, 02/15/27
(b)
1,358 1,356,852
93,424,003
Electrical Equipment — 0.1%
Schneider Electric SE, 0.25%, 09/09/24
(d)
... EUR 2,900 3,172,258
Sensata Technologies BV
(b)
5.63%, 11/01/24 .................. USD 339 350,441
5.00%, 10/01/25 .................. 838 849,523
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 893 814,965
5,187,187
Electronic Equipment, Instruments & Components — 0.3%
AAC Technologies Holdings, Inc., 2.63%,
06/02/26
(d)
..................... 720 648,230
Amphenol Technologies Holding GmbH, 0.75%,
05/04/26
(d)
..................... EUR 2,645 2,863,467
CDW LLC, 4.13%, 05/01/25 ........... USD 16,000 16,084,000
19,595,697
Energy Equipment & Services — 0.1%
Archrock Partners LP, 6.88%, 04/01/27
(b)
.... 1,568 1,585,593
Halliburton Co., 3.80%, 11/15/25 ........ 158 161,353
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
... 301 312,664
USA Compression Partners LP
6.88%, 04/01/26 .................. 2,934 2,960,406

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
6.88%, 09/01/27 .................. USD 88 $ 88,338
Weatherford International Ltd., 6.50%,
09/15/28
(b)
..................... 29 29,978
5,138,332
Entertainment — 0.2%
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 .................. 65 65,260
6.50%, 05/15/27 .................. 981 1,044,785
4.75%, 10/15/27 .................. 234 228,150
3.75%, 01/15/28 .................. 743 698,331
Netflix, Inc., 4.38%, 11/15/26 ........... 10,000 10,399,350
12,435,876
Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.
2.40%, 03/15/25 .................. 4,355 4,238,111
1.30%, 09/15/25 .................. 2,245 2,091,145
1.60%, 04/15/26 .................. 18,365 17,021,493
1.45%, 09/15/26 .................. 8,800 8,029,104
0.45%, 01/15/27 .................. EUR 4,705 4,884,409
0.40%, 02/15/27 .................. 6,320 6,525,810
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... USD 245 228,663
Crown Castle International Corp., 1.35%,
07/15/25 ...................... 11,410 10,637,183
CTR Partnership LP, 3.88%, 06/30/28
(b)
.... 200 188,544
Digital Dutch Finco BV, 0.63%, 07/15/25
(d)
... EUR 6,335 6,777,696
Diversified Healthcare Trust, 9.75%, 06/15/25 USD 347 365,218
Equinix , Inc.
1.25%, 07/15/25 .................. 28,500 26,570,202
1.45%, 05/15/26 .................. 8,813 8,084,926
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26
(d)
380 383,006
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 392 360,631
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
.... 238 226,100
Healthpeak Properties, Inc., 1.35%, 02/01/27 . 4,255 3,905,036
Merlin Properties Socimi SA, 1.88%, 11/02/26
(d)
EUR 3,800 4,178,477
MGM Growth Properties Operating Partnership
LP
5.63%, 05/01/24 .................. USD 1,574 1,620,402
4.50%, 09/01/26 .................. 860 864,300
5.75%, 02/01/27 .................. 1,846 1,949,837
Nationwide Health Properties, Inc., 6.59%,
07/07/38 ...................... 1,400 1,591,144
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 642 617,790
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
... 166 157,700
SBA Communications Corp., 3.88%, 02/15/27 2,065 2,014,253
Service Properties Trust, 7.50%, 09/15/25 ... 227 238,134
Simon International Finance SCA, 1.38%,
11/18/22
(d)
..................... EUR 2,510 2,792,615
Trust Fibra Uno, 5.25%, 01/30/26
(b)
....... USD 745 765,627
Uniti Group LP, 4.75%, 04/15/28
(b)
........ 634 598,344
VICI Properties LP
(b)
3.50%, 02/15/25 .................. 248 244,342
4.25%, 12/01/26 .................. 2,228 2,218,642
3.75%, 02/15/27 .................. 1,735 1,687,288
122,056,172
Food & Staples Retailing — 0.4%
(b)
7-Eleven, Inc.
0.80%, 02/10/24 .................. 21,469 20,623,913
0.95%, 02/10/26 .................. 5,040 4,580,744
Albertsons Cos., Inc.
3.25%, 03/15/26 .................. 907 857,133
4.63%, 01/15/27 .................. 870 841,042
US Foods, Inc., 6.25%, 04/15/25 ........ 215 220,375
27,123,207
Security
Par (000)
Par (000) Value
Food Products — 0.4%
BRF GmbH, 4.35%, 09/29/26
(d)
......... USD 508 $ 494,602
China Mengniu Dairy Co. Ltd., 1.88%,
06/17/25
(d)
..................... 1,000 946,990
China Modern Dairy Holdings Ltd., 2.13%,
07/14/26
(d)
..................... 1,010 918,605
Chobani LLC, 4.63%, 11/15/28
(b)
......... 816 752,760
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
.. 355 362,100
General Mills, Inc., 0.45%, 01/15/26 ...... EUR 1,420 1,520,821
Kraft Heinz Foods Co.
3.00%, 06/01/26 .................. USD 12,342 12,167,237
3.88%, 05/15/27 .................. 5,895 5,992,238
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
454 454,000
Louis Dreyfus Co. Finance BV, 2.38%,
11/27/25
(d)
..................... EUR 3,500 3,888,865
Post Holdings, Inc., 5.75%, 03/01/27
(b)
..... USD 88 88,436
Viterra Finance BV, 0.38%, 09/24/25
(d)
..... EUR 3,350 3,486,657
Wens Foodstuffs Group Co. Ltd., 2.35%,
10/29/25
(d)
..................... USD 1,246 991,582
32,064,893
Gas Utilities — 0.1%
ONE Gas, Inc., 1.10%, 03/11/24 ......... 8,375 8,078,490
Promigas SA ESP, 3.75%, 10/16/29
(b)
...... 360 324,558
Redexis Gas Finance BV, 1.88%, 05/28/25
(d)
. EUR 900 1,008,634
Snam SpA, 0.00%, 08/15/25
(d)
.......... 1,400 1,489,380
10,901,062
Health Care Equipment & Supplies — 0.2%
American Medical Systems Europe BV, 1.38%,
03/08/28 ...................... 3,191 3,454,818
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
... USD 829 819,881
Becton Dickinson and Co.
1.40%, 05/24/23 .................. EUR 1,325 1,482,623
0.03%, 08/13/25 .................. 2,460 2,615,571
Becton Dickinson Euro Finance SARL, 1.21%,
06/04/26 ...................... 1,935 2,123,054
Medtronic Global Holdings SCA
0.00%, 12/02/22 .................. 400 442,957
0.38%, 03/07/23 .................. 4,330 4,809,030
0.00%, 10/15/25 .................. 2,380 2,541,188
18,289,122
Health Care Providers & Services — 0.8%
Akumin Escrow, Inc., 7.50%, 08/01/28
(b)
.... USD 81 64,395
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 172 142,760
Centene Corp., 2.45%, 07/15/28 ......... 3,352 3,062,722
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 .................. 1,439 1,498,603
5.63%, 03/15/27 .................. 448 456,259
CVS Health Corp., 4.10%, 03/25/25 ....... 5,320 5,452,089
Fresenius Finance Ireland plc, 0.00%,
10/01/25
(d)
..................... EUR 2,830 2,989,587
HCA, Inc.
5.38%, 02/01/25 .................. USD 16,105 16,757,252
5.25%, 04/15/25 .................. 7,000 7,369,679
5.88%, 02/15/26 .................. 11,013 11,712,436
5.38%, 09/01/26 .................. 5,362 5,630,100
5.63%, 09/01/28 .................. 499 539,544
Legacy LifePoint Health LLC, 6.75%, 04/15/25
(b)
478 493,884
ModivCare, Inc., 5.88%, 11/15/25
(b)
....... 209 211,023
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
.. 921 911,440
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/25 ................. 2,185 2,058,683
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 605 620,119
Tenet Healthcare Corp.
4.63%, 07/15/24 .................. 124 124,533

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
92
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.63%, 09/01/24
(b)
................. USD 1,518 $ 1,528,391
4.88%, 01/01/26
(b)
................. 1,200 1,210,500
4.63%, 06/15/28
(b)
................. 372 365,025
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 680 700,400
63,899,424
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
.......... 1,317 1,331,546
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC
(b)
5.75%, 04/15/25 .................. 983 1,011,399
3.88%, 01/15/28 .................. 228 216,038
4.38%, 01/15/28 .................. 1,135 1,089,600
Affinity Gaming, 6.88%, 12/15/27
(b)
....... 347 337,457
Booking Holdings, Inc., 0.10%, 03/08/25 .... EUR 3,610 3,886,136
Caesars Entertainment, Inc., 6.25%, 07/01/25
(b)
USD 2,955 3,050,860
Carnival Corp.
(b)
10.50%, 02/01/26 ................. 671 746,092
5.75%, 03/01/27 .................. 1,533 1,461,968
9.88%, 08/01/27 .................. 530 585,820
4.00%, 08/01/28 .................. 1,139 1,059,270
Cedar Fair LP, 5.50%, 05/01/25
(b)
........ 784 805,101
Champion Path Holdings Ltd.
(d)
4.50%, 01/27/26 .................. 667 566,950
4.85%, 01/27/28 .................. 667 530,807
Churchill Downs, Inc., 5.50%, 04/01/27
(b)
... 1,525 1,542,294
Colt Merger Sub, Inc., 5.75%, 07/01/25
(b)
... 1,005 1,025,688
Fertitta Entertainment LLC, 4.63%, 01/15/29
(b)
563 533,443
Fortune Star BVI Ltd.
(d)
5.95%, 01/29/23 .................. 667 646,156
5.95%, 10/19/25 .................. 1,167 1,064,888
5.00%, 05/18/26 .................. 1,500 1,252,500
Hilton Domestic Operating Co., Inc., 5.38%,
05/01/25
(b)
..................... 1,796 1,835,332
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 1,800 1,812,141
Life Time, Inc., 5.75%, 01/15/26
(b)
........ 257 256,740
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 240 240,600
MGM China Holdings Ltd.
(d)
5.25%, 06/18/25 .................. 667 613,140
5.88%, 05/15/26 .................. 667 609,596
MGM Resorts International, 5.75%, 06/15/25 . 237 242,930
Powdr Corp., 6.00%, 08/01/25
(b)
......... 411 420,247
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 246 236,283
Royal Caribbean Cruises Ltd.
(b)
9.13%, 06/15/23 .................. 294 306,128
5.50%, 08/31/26 .................. 389 378,030
5.38%, 07/15/27 .................. 475 456,370
5.50%, 04/01/28 .................. 40 38,133
Sands China Ltd., 3.80%, 01/08/26
(c)
...... 700 660,187
Scientific Games International, Inc.
(b)
5.00%, 10/15/25 .................. 710 727,750
8.25%, 03/15/26 .................. 284 295,715
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
810 845,437
Studio City Finance Ltd., 6.00%, 07/15/25
(d)
.. 1,000 905,000
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 244 252,023
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 533 515,677
Wynn Macau Ltd.
(d)
4.88%, 10/01/24 .................. 667 606,970
5.50%, 01/15/26 .................. 1,000 895,000
Wynn Resorts Finance LLC, 7.75%, 04/15/25
(b)
877 910,028
Yum! Brands, Inc., 7.75%, 04/01/25
(b)
...... 2,713 2,818,129
38,290,053
Security
Par (000)
Par (000) Value
Household Durables — 0.4%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
USD 277 $ 284,617
DR Horton, Inc., 1.30%, 10/15/26 ........ 4,140 3,762,202
KB Home, 7.63%, 05/15/23 ............ 15,000 15,431,250
Meritage Homes Corp., 5.13%, 06/06/27 .... 507 512,045
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
178 172,094
Newell Brands, Inc., 4.70%, 04/01/26
(c)
..... 8,000 8,050,000
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
847 860,764
PulteGroup, Inc., 5.00%, 01/15/27 ........ 781 822,855
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(b)
..................... 207 215,280
TRI Pointe Homes, Inc., 5.25%, 06/01/27 ... 565 560,997
30,672,104
Household Products — 0.0%
(b)
Energizer Holdings, Inc., 6.50%, 12/31/27 ... 165 163,350
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31 ...................... 605 547,071
710,421
Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust, 1.84%, 11/15/23
(b)
. 8,395 8,137,111
Calpine Corp., 5.25%, 06/01/26
(b)
........ 651 654,255
Cikarang Listrindo Tbk. PT, 4.95%, 09/14/26
(d)
500 495,563
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
..................... 459 460,987
Colbun SA
(b)
3.15%, 03/06/30 .................. 295 272,285
3.15%, 01/19/32 .................. 765 694,381
10,714,582
Industrial Conglomerates — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44
(b)
....... 300 330,900
CITIC Ltd., 3.88%, 02/28/27
(d)
.......... 2,996 3,012,478
Grupo KUO SAB de CV, 5.75%, 07/07/27
(b)
.. 560 549,605
3,892,983
Insurance — 0.7%
Alliant Holdings Intermediate LLC, 4.25%,
10/15/27
(b)
..................... 3,021 2,905,809
American International Group, Inc., 1.88%,
06/21/27 ...................... EUR 3,300 3,661,628
Aon Corp., 2.85%, 05/28/27 ........... USD 6,710 6,564,175
China Life Insurance Overseas Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.53%), 3.35%, 07/27/27
(a)
(d)
.......................... 2,815 2,808,244
E.ON International Finance BV
(d)
0.75%, 11/30/22 .................. EUR 1,150 1,276,419
1.00%, 04/13/25 .................. 300 332,012
Guoren Property & Casualty Insurance Co. Ltd.,
3.35%, 06/01/26
(d)
................ USD 855 815,790
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
..................... 10 9,713
MassMutual Global Funding II, 2.80%,
03/21/25
(b)
..................... 19,508 19,479,167
Metropolitan Life Global Funding I, 2.80%,
03/21/25
(b)
..................... 9,965 9,887,664
NFP Corp., 4.88%, 08/15/28
(b)
.......... 1,444 1,379,020
Vigorous Champion International Ltd., 2.75%,
06/02/25
(d)
..................... 2,114 1,992,065
ZhongAn Online P&C Insurance Co. Ltd.,
3.50%, 03/08/26
(d)
................ 1,400 1,246,000
52,357,706
Interactive Media & Services — 0.2%
Baidu, Inc.
2.88%, 07/06/22 .................. 8,205 8,210,251
3.63%, 07/06/27 .................. 2,400 2,370,000

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Tencent Holdings Ltd., 3.60%, 01/19/28
(d)
... USD 1,720 $ 1,676,742
Twitter, Inc., 3.88%, 12/15/27
(b)
.......... 887 861,499
Weibo Corp., 3.50%, 07/05/24 .......... 2,100 2,051,831
15,170,323
Internet & Direct Marketing Retail — 0.0%
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 216 182,982
IT Services — 0.5%
Block, Inc., 2.75%, 06/01/26
(b)
.......... 695 656,928
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
. 953 919,921
CA Magnum Holdings
5.38%, 10/31/26
(b)
................. 634 618,150
5.38%, 10/31/26
(d)
................. 800 780,000
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
494 461,890
Capgemini SE, 0.63%, 06/23/25
(d)
........ EUR 2,400 2,616,184
Gartner, Inc., 4.50%, 07/01/28
(b)
......... USD 686 683,424
Global Payments, Inc.
1.20%, 03/01/26 .................. 20,200 18,609,673
2.15%, 01/15/27 .................. 2,570 2,412,138
International Business Machines Corp., 2.20%,
02/09/27 ...................... 4,290 4,143,112
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
..................... 269 259,249
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
.... 355 337,073
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
.. 200 201,750
VeriSign, Inc., 5.25%, 04/01/25 ......... 1,523 1,599,028
34,298,520
Life Sciences Tools & Services — 0.1%
Danaher Corp., 1.70%, 03/30/24 ........ EUR 1,600 1,807,758
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
USD 347 330,191
Syneos Health, Inc., 3.63%, 01/15/29
(b)
.... 603 557,021
Thermo Fisher Scientific, Inc., 2.00%, 04/15/25 EUR 2,550 2,897,227
5,592,197
Machinery — 0.3%
Colfax Corp., 6.38%, 02/15/26
(b)
......... USD 976 1,006,783
Daimler Trucks Finance North America LLC,
2.00%, 12/14/26
(b)
................ 2,740 2,552,212
EnPro Industries, Inc., 5.75%, 10/15/26 .... 156 159,678
Highland Holdings SARL, 0.32%, 12/15/26 .. EUR 1,610 1,677,568
Illinois Tool Works, Inc., 0.25%, 12/05/24 ... 5,360 5,857,030
KION Group AG, 1.63%, 09/24/25
(d)
....... 1,300 1,435,608
Parker-Hannifin Corp., 2.70%, 06/14/24 .... USD 2,115 2,098,236
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. 372 384,176
Titan International, Inc., 7.00%, 04/30/28 ... 59 59,189
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
1,786 1,766,408
Traton Finance Luxembourg SA
(d)
0.00%, 06/14/24 .................. EUR 2,400 2,595,518
0.13%, 11/10/24 .................. 2,200 2,363,040
0.13%, 03/24/25 .................. 4,100 4,374,510
Wabash National Corp., 4.50%, 10/15/28
(b)
.. USD 303 272,700
26,602,656
Media — 0.7%
Altice Financing SA, 5.00%, 01/15/28
(b)
..... 1,487 1,332,872
AMC Networks, Inc., 5.00%, 04/01/24 ..... 304 303,240
Charter Communications Operating LLC,
4.91%, 07/23/25 ................. 5,480 5,682,821
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 1,103 1,122,303
Clear Channel Outdoor Holdings, Inc., 5.13%,
08/15/27
(b)
..................... 2,417 2,390,872
CSC Holdings LLC, 5.25%, 06/01/24 ...... 3,130 3,133,959
Directv Financing LLC, 5.88%, 08/15/27
(b)
... 584 574,510
DISH DBS Corp.
5.88%, 07/15/22 .................. 548 550,729
Security
Par (000)
Par (000) Value
Media (continued)
5.00%, 03/15/23 .................. USD 601 $ 603,128
5.25%, 12/01/26
(b)
................. 2,567 2,445,067
5.75%, 12/01/28
(b)
................. 1,303 1,232,964
Informa plc
(d)
1.50%, 07/05/23 .................. EUR 5,000 5,590,987
2.13%, 10/06/25 .................. 9,855 11,017,547
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... USD 383 393,456
MMS USA Holdings, Inc., 0.63%, 06/13/25
(d)
. EUR 3,300 3,585,790
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
USD 155 151,525
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
.... 2,428 2,343,020
Sinclair Television Group, Inc., 5.13%,
02/15/27
(b)
..................... 542 491,865
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 .................. 1,244 1,176,168
5.00%, 08/01/27 .................. 701 699,248
4.00%, 07/15/28 .................. 782 742,900
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ 200 193,000
Univision Communications, Inc., 6.63%,
06/01/27
(b)
..................... 443 464,043
Videotron Ltd., 5.13%, 04/15/27
(b)
........ 1,052 1,064,599
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ 1,699 1,631,040
WPP Finance 2013, 3.00%, 11/20/23
(d)
..... EUR 3,960 4,551,214
Ziggo Bond Co. BV, 6.00%, 01/15/27
(b)
..... USD 322 324,012
53,792,879
Metals & Mining — 0.3%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 455 423,514
Antofagasta plc, 2.38%, 10/14/30
(b)
....... 505 445,126
Arconic Corp.
(b)
6.00%, 05/15/25 .................. 422 431,706
6.13%, 02/15/28 .................. 181 181,609
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 1,221 1,281,098
Constellium SE
(b)
5.88%, 02/15/26 .................. 1,535 1,535,000
5.63%, 06/15/28 .................. 1,178 1,182,959
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 1,130 992,493
Glencore Funding LLC, 3.88%, 10/27/27
(d)
... 2,317 2,307,287
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
..................... 1,260 1,282,680
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
..................... 685 623,478
JSW Steel Ltd., 5.38%, 04/04/25
(d)
....... 667 669,501
Kaiser Aluminum Corp., 4.63%, 03/01/28
(b)
.. 90 84,542
Metalloinvest Finance DAC, 3.38%, 10/22/28
(b)
2,109 421,800
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 533 552,988
Nexa Resources SA, 5.38%, 05/04/27
(b)
.... 1,201 1,219,015
Novelis Corp., 3.25%, 11/15/26
(b)
........ 923 881,724
Nucor Corp., 2.00%, 06/01/25 .......... 1,245 1,205,140
Periama Holdings LLC, 5.95%, 04/19/26
(d)
... 667 676,672
Steel Dynamics, Inc., 2.40%, 06/15/25 ..... 765 739,503
Usiminas International SARL, 5.88%,
07/18/26
(b)
..................... 510 521,666
Vedanta Resources Finance II plc
(d)
8.00%, 04/23/23 .................. 834 798,805
13.88%, 01/21/24 ................. 667 697,849
8.95%, 03/11/25 .................. 833 808,010
19,964,165
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 .................. 375 381,394

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
94
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
4.38%, 01/15/27 .................. USD 94 $ 91,180
472,574
Multi-Utilities — 0.2%
E.ON SE, 0.88%, 01/08/25
(d)
........... EUR 1,120 1,235,607
Engie SA, 0.38%, 02/28/23
(d)
........... 3,600 3,992,299
National Grid Electricity Transmission plc,
0.19%, 01/20/25
(d)
................ 1,490 1,611,420
National Grid North America, Inc., 0.41%,
01/20/26
(d)
..................... 2,120 2,266,919
Sempra Energy, 3.30%, 04/01/25 ........ USD 6,745 6,755,681
15,861,926
Oil, Gas & Consumable Fuels — 2.3%
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 1,102 1,143,545
Antero Midstream Partners LP
(b)
7.88%, 05/15/26 .................. 319 345,197
5.75%, 03/01/27 .................. 557 567,243
5.75%, 01/15/28 .................. 48 49,020
Antero Resources Corp., 8.38%, 07/15/26
(b)
.. 136 149,940
APT Pipelines Ltd., 4.25%, 07/15/27
(d)
..... 3,150 3,230,689
Azure Power Energy Ltd., 3.58%, 08/19/26
(b)
. 578 544,972
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
484 506,075
Bonanza Creek Energy, Inc., 5.00%, 10/15/26
(b)
122 120,936
BPRL International Singapore Pte. Ltd., 4.38%,
01/18/27
(d)
..................... 2,166 2,148,807
Buckeye Partners LP
(b)
4.13%, 03/01/25 .................. 383 377,711
4.50%, 03/01/28 .................. 479 458,863
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
..................... 606 609,091
Cheniere Energy, Inc., 4.63%, 10/15/28 .... 1,865 1,871,248
Chesapeake Energy Corp., 5.50%, 02/01/26
(b)
119 121,866
Colgate Energy Partners III LLC, 7.75%,
02/15/26
(b)
..................... 249 265,436
Comstock Resources, Inc.
(b)
7.50%, 05/15/25 .................. 760 771,400
6.75%, 03/01/29 .................. 594 612,759
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(b)
..................... 370 353,201
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
..................... 1,213 1,218,653
CrownRock LP, 5.63%, 10/15/25
(b)
....... 2,029 2,068,028
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 .................. 1,148 1,096,340
4.39%, 11/30/46 .................. 1,973 1,844,755
Enbridge, Inc.
2.50%, 01/15/25 .................. 1,710 1,680,125
2.50%, 02/14/25 .................. 9,460 9,247,215
Endeavor Energy Resources LP, 6.63%,
07/15/25
(b)
..................... 568 589,300
Energean Israel Finance Ltd., 4.50%,
03/30/24
(b)(d)
.................... 1,295 1,279,136
Energy Transfer LP
3.45%, 01/15/23 .................. 8,080 8,126,013
3.60%, 02/01/23 .................. 2,900 2,916,710
4.25%, 03/15/23 .................. 35,795 36,184,873
5.88%, 01/15/24 .................. 10,825 11,277,595
4.50%, 04/15/24 .................. 1,433 1,466,201
EnLink Midstream LLC, 5.63%, 01/15/28
(b)
.. 401 409,020
EnLink Midstream Partners LP
4.15%, 06/01/25 .................. 382 380,674
4.85%, 07/15/26 .................. 570 570,000
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................. 705 719,132
4.13%, 12/01/26 .................. 193 185,286
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.50%, 07/01/27
(b)
................. USD 371 $ 387,524
5.50%, 07/15/28 .................. 721 723,823
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(d)
..................... 2,143 1,934,058
Geopark Ltd., 5.50%, 01/17/27
(b)
......... 520 492,635
GNL Quintero SA, 4.63%, 07/31/29
(d)
...... 1,213 1,227,935
Greenko Dutch BV, 3.85%, 03/29/26
(d)
..... 1,294 1,221,194
Greenko Mauritius Ltd., 6.25%, 02/21/23
(d)
.. 1,998 2,002,995
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
... 41 41,662
Hindustan Petroleum Corp. Ltd., 4.00%,
07/12/27
(d)
..................... 1,471 1,450,590
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26
(d)
.. 500 483,750
India Green Energy Holdings
5.38%, 04/29/24
(b)
................. 810 816,156
5.38%, 04/29/24
(d)
................. 800 806,080
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... 540 446,850
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(d)
... 1,487 1,501,562
Matador Resources Co., 5.88%, 09/15/26 ... 1,792 1,824,794
MEG Energy Corp., 6.50%, 01/15/25
(b)
..... 247 251,014
Mongolian Mining Corp., 9.25%, 04/15/24
(b)
.. 333 239,406
MPLX LP, 3.50%, 12/01/22 ............ 4,885 4,923,887
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 .................. 1,270 1,277,506
6.50%, 09/30/26 .................. 868 859,988
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
279 274,450
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
218 227,117
NuStar Logistics LP, 5.75%, 10/01/25 ...... 534 544,012
Occidental Petroleum Corp.
6.95%, 07/01/24 .................. 174 186,832
5.50%, 12/01/25 .................. 1,063 1,118,595
5.55%, 03/15/26 .................. 1,980 2,098,800
8.50%, 07/15/27 .................. 2,016 2,386,378
Oil India International Pte. Ltd., 4.00%,
04/21/27
(d)
..................... 1,458 1,439,137
ONGC Videsh Vankorneft Pte. Ltd., 3.75%,
07/27/26
(d)
..................... 1,481 1,458,600
OQ SAOC, 5.13%, 05/06/28
(b)
.......... 2,031 2,004,724
Ovintiv Exploration, Inc., 5.63%, 07/01/24 ... 9,278 9,754,539
Parkland Corp., 5.88%, 07/15/27
(b)
....... 283 282,292
PDC Energy, Inc., 5.75%, 05/15/26 ....... 235 238,229
Pioneer Natural Resources Co.
0.55%, 05/15/23 .................. 4,255 4,160,310
1.13%, 01/15/26 .................. 6,380 5,916,765
PTTEP Treasury Center Co. Ltd., 2.59%,
06/10/27
(d)
..................... 1,950 1,861,397
Puma International Financing SA, 5.13%,
10/06/24
(d)
..................... 495 470,250
Range Resources Corp., 5.00%, 08/15/22 ... 200 200,000
Rattler Midstream LP, 5.63%, 07/15/25
(b)
.... 501 508,515
ReNew Power Pvt Ltd., 5.88%, 03/05/27
(d)
... 834 815,902
ReNew Power Synthetic, 6.67%, 03/12/24
(d)
.. 333 338,057
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 5,967 6,245,289
Santos Finance Ltd., 4.13%, 09/14/27
(d)
.... 1,453 1,447,609
Sinopec Group Overseas Development 2017
Ltd., 3.63%, 04/12/27
(d)
............. 1,690 1,697,740
SK Battery America, Inc., 2.13%, 01/26/26
(d)
. 1,489 1,379,782
SM Energy Co.
10.00%, 01/15/25
(b)
................ 1,591 1,736,831
5.63%, 06/01/25 .................. 65 64,919
6.75%, 09/15/26 .................. 130 133,676
6.63%, 01/15/27 .................. 15 15,377
6.50%, 07/15/28 .................. 214 220,833
Southwestern Energy Co., 5.95%, 01/23/25
(c)
. 9 9,409

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Summit Midstream Holdings LLC, 8.50%,
10/15/26
(b)
..................... USD 137 $ 130,634
Sunoco LP, 6.00%, 04/15/27 ........... 54 55,012
Tallgrass Energy Partners LP, 6.00%,
03/01/27
(b)
..................... 46 45,823
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
. 1,359 1,406,728
TerraForm Power Operating LLC, 4.25%,
01/31/23
(b)
..................... 1,230 1,226,925
Western Midstream Operating LP
3.95%, 06/01/25 .................. 742 746,519
4.65%, 07/01/26 .................. 901 923,525
4.75%, 08/15/28 .................. 710 732,812
172,924,808
Paper & Forest Products — 0.0%
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32 ...................... 940 832,887
Personal Products — 0.4%
GSK Consumer Healthcare Capital NL BV,
1.25%, 03/29/26
(d)
................ EUR 1,130 1,250,450
GSK Consumer Healthcare Capital UK plc,
3.13%, 03/24/25
(b)
................ USD 26,200 26,118,476
27,368,926
Pharmaceuticals — 0.3%
Bausch Health Americas, Inc., 8.50%,
01/31/27
(b)
..................... 1,712 1,707,326
Bausch Health Cos., Inc.
(b)
6.13%, 04/15/25 .................. 2,724 2,747,835
5.50%, 11/01/25 .................. 226 224,022
9.00%, 12/15/25 .................. 634 656,872
6.13%, 02/01/27 .................. 164 165,040
4.88%, 06/01/28 .................. 79 75,642
Bayer AG, 0.05%, 01/12/25
(d)
........... EUR 2,900 3,112,202
Bayer Capital Corp. BV, 1.50%, 06/26/26
(d)
.. 2,600 2,876,624
Catalent Pharma Solutions, Inc., 5.00%,
07/15/27
(b)
..................... USD 248 250,892
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... 200 193,750
Merck Financial Services GmbH, 0.01%,
12/15/23
(d)
..................... EUR 4,500 4,956,042
Organon & Co., 4.13%, 04/30/28
(b)
....... USD 1,286 1,225,179
P&L Development LLC, 7.75%, 11/15/25
(b)
... 582 535,440
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. 1,665 1,553,695
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25 .............. 210 219,597
Upjohn Finance BV, 0.82%, 06/23/22
(d)
..... EUR 5,090 5,639,574
26,139,732
Professional Services — 0.0%
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... USD 496 467,629
Real Estate Management & Development — 0.7%
Agile Group Holdings Ltd., 5.75%, 01/02/25
(d)
. 1,000 330,000
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
..................... 1,665 1,573,425
China Aoyuan Group Ltd.
(d)(f)(g)
6.35%, 02/08/24 .................. 1,000 160,000
5.98%, 08/18/25 .................. 1,000 160,000
6.20%, 03/24/26 .................. 834 133,440
China Evergrande Group
(d)(f)(g)
8.25%, 03/23/22 .................. 667 86,710
9.50%, 04/11/22 .................. 667 83,375
11.50%, 01/22/23 ................. 1,334 166,750
10.00%, 04/11/23 ................. 666 83,250
China Overseas Grand Oceans Finance IV
Cayman Ltd., 2.45%, 02/09/26
(d)
....... 550 501,634
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
China SCE Group Holdings Ltd.
(d)
7.25%, 04/19/23 .................. USD 667 $ 488,286
7.38%, 04/09/24 .................. 667 368,642
5.95%, 09/29/24 .................. 667 420,210
7.00%, 05/02/25 .................. 667 347,799
CIFI Holdings Group Co. Ltd.
(d)
6.45%, 11/07/24 .................. 667 586,960
5.95%, 10/20/25 .................. 750 611,250
Country Garden Holdings Co. Ltd.
(d)
7.25%, 04/08/26 .................. 600 453,000
5.63%, 12/15/26 .................. 1,566 1,119,690
Easy Tactic Ltd.
(d)
12.38%, 11/18/22 ................. 333 77,901
5.88%, 02/13/23 .................. 667 146,740
8.13%, 02/27/23 .................. 667 143,405
11.75%, 08/02/23 ................. 667 143,405
Fantasia Holdings Group Co. Ltd.
(d)(f)(g)
10.88%, 01/09/23 ................. 1,167 157,545
11.88%, 06/01/23 ................. 667 93,380
9.25%, 07/28/23 .................. 667 95,589
9.88%, 10/19/23 .................. 333 47,203
Forestar Group, Inc., 3.85%, 05/15/26
(b)
.... 177 165,053
Global Prime Capital Pte. Ltd., 5.95%,
01/23/25
(d)
..................... 667 633,650
Heimstaden Bostad Treasury BV, 0.25%,
10/13/24
(d)
..................... EUR 3,070 3,295,518
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
USD 549 551,185
Hysan MTN Ltd., 2.88%, 06/02/27
(d)
....... 2,833 2,745,885
Kaisa Group Holdings Ltd.
(d)(f)(g)
11.50%, 01/30/23 ................. 1,000 190,000
10.88%, 07/23/23 ................. 1,000 195,500
9.75%, 09/28/23 .................. 667 124,979
11.95%, 11/12/23 ................. 1,334 260,130
9.38%, 06/30/24 .................. 467 84,060
11.70%, 11/11/25 ................. 200 36,913
KWG Group Holdings Ltd.
(d)
7.88%, 09/01/23 .................. 454 224,730
5.88%, 11/10/24 .................. 467 177,460
Logan Group Co. Ltd.
(d)
5.75%, 01/14/25 .................. 1,000 212,500
4.50%, 01/13/28 .................. 1,167 233,400
Longfor Group Holdings Ltd.
(d)
3.90%, 04/16/23 .................. 950 935,750
3.38%, 04/13/27 .................. 425 382,978
MAF Sukuk Ltd.
(d)
4.64%, 05/14/29 .................. 1,976 2,048,001
3.93%, 02/28/30 .................. 931 927,101
Mirvac Group Finance Ltd., 3.63%, 03/18/27
(d)
2,936 2,930,480
Modern Land China Co. Ltd., 9.80%, 04/11/23
(d)
(f)(g)
......................... 667 120,060
New Metro Global Ltd., 4.50%, 05/02/26
(d)
... 667 426,880
Powerlong Real Estate Holdings Ltd., 6.25%,
08/10/24
(d)
..................... 800 304,000
Redco Properties Group Ltd., 9.90%,
02/17/24
(d)
..................... 200 40,225
Redsun Properties Group Ltd., 10.50%,
10/03/22
(d)
..................... 333 66,600
RKPF Overseas 2019 A Ltd.
(d)
6.70%, 09/30/24 .................. 276 235,980
5.90%, 03/05/25 .................. 400 310,000
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26
(d)
667 513,590
Ronshine China Holdings Ltd.
(d)
7.35%, 12/15/23 .................. 1,334 226,780
7.10%, 01/25/25 .................. 667 100,050

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
96
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Scenery Journey Ltd.
(d)(f)(g)
11.50%, 10/24/22 ................. USD 834 $ 75,060
13.00%, 11/06/22 ................. 834 75,060
12.00%, 10/24/23 ................. 999 89,910
Seazen Group Ltd., 6.45%, 06/11/22
(d)
..... 430 402,050
Shimao Group Holdings Ltd., 5.60%, 07/15/26
(d)
1,516 397,950
Sinochem Offshore Capital Co. Ltd., 2.25%,
11/24/26
(d)
..................... 2,200 2,040,280
Sino-Ocean Land Treasure Finance II Ltd.,
5.95%, 02/04/27
(d)
................ 338 251,979
Sino-Ocean Land Treasure IV Ltd., 3.25%,
05/05/26
(d)
..................... 590 424,800
Sunac China Holdings Ltd.
(d)
6.65%, 08/03/24 .................. 472 115,640
6.50%, 01/10/25 .................. 667 163,415
7.00%, 07/09/25 .................. 555 135,975
Times China Holdings Ltd.
(d)
6.75%, 07/08/25 .................. 1,417 552,630
6.20%, 03/22/26 .................. 1,417 524,290
Unique Pub Finance Co. plc (The), Series M,
7.40%, 03/28/24
(c)(d)
............... GBP 3,397 4,633,640
Vonovia Finance BV
(d)
0.13%, 04/06/23 .................. EUR 4,100 4,533,321
1.63%, 04/07/24 .................. 1,800 2,012,353
Vonovia SE
(d)
0.00%, 09/16/24 .................. 3,200 3,445,949
1.38%, 01/28/26 .................. 1,700 1,867,987
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(d)
..................... USD 667 580,290
Wanda Properties Overseas Ltd., 6.88%,
07/23/23
(d)
..................... 317 280,545
Yango Justice International Ltd.
(f)(g)
10.25%, 09/15/22 ................. 266 13,300
8.25%, 11/25/23
(d)
................. 667 33,350
7.50%, 04/15/24
(d)
................. 834 41,700
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(d)
. 800 760,000
Yuzhou Group Holdings Co. Ltd.
(d)(f)(g)
7.70%, 02/20/25 .................. 634 88,760
8.30%, 05/27/25 .................. 834 116,760
7.38%, 01/13/26 .................. 833 108,707
Zhenro Properties Group Ltd.
(d)
7.88%, 04/14/24 .................. 200 22,000
7.35%, 02/05/25 .................. 333 34,965
6.63%, 01/07/26 .................. 333 34,965
51,136,658
Road & Rail — 0.5%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
. 241 232,565
Canadian Pacific Railway Co., 1.75%, 12/02/26 4,720 4,446,105
CMB International Leasing Management Ltd.
(d)
1.25%, 09/16/24 .................. 900 848,079
1.88%, 08/12/25 .................. 2,029 1,905,738
1.75%, 09/16/26 .................. 875 796,180
Penske Truck Leasing Co. LP
(b)
1.20%, 11/15/25 .................. 3,970 3,643,707
1.70%, 06/15/26 .................. 4,295 3,985,249
Ryder System, Inc., 2.85%, 03/01/27 ...... 7,525 7,296,795
SF Holding Investment 2021 Ltd., 2.38%,
11/17/26
(d)
..................... 1,040 978,900
SMBC Aviation Capital Finance DAC
(b)
1.90%, 10/15/26 .................. 12,895 11,522,023
2.30%, 06/15/28 .................. 2,835 2,512,396
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 .................. 443 462,270
7.50%, 09/15/27 .................. 1,254 1,337,090
6.25%, 01/15/28 .................. 1,152 1,191,099
Security
Par (000)
Par (000) Value
Road & Rail (continued)
Yunda Holding Investment Ltd., 2.25%,
08/19/25
(d)
..................... USD 602 $ 549,536
41,707,732
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom Corp., 3.88%, 01/15/27 ....... 11,000 11,073,534
Broadcom, Inc.
4.70%, 04/15/25 .................. 25,555 26,520,663
3.15%, 11/15/25 .................. 7,195 7,136,668
NXP BV
(b)
2.70%, 05/01/25 .................. 3,801 3,686,495
3.88%, 06/18/26 .................. 6,000 6,019,875
54,437,235
Software — 0.9%
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
... 2,547 2,640,067
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 1,155 1,123,238
CDK Global, Inc., 4.88%, 06/01/27 ....... 1,333 1,343,824
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
..................... 1,333 1,333,000
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(b)
..................... 637 607,551
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 .................. 98 97,265
6.50%, 10/15/28 .................. 131 130,171
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 239 231,381
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
..................... 200 183,762
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 379 368,778
NCR Corp., 5.00%, 10/01/28
(b)
.......... 428 409,810
Nuance Communications, Inc., 5.63%, 12/15/26 1,247 1,282,078
Oracle Corp., 1.65%, 03/25/26 .......... 24,635 22,972,271
PTC, Inc., 3.63%, 02/15/25
(b)
........... 769 760,349
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 1,300 1,309,769
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 836 793,117
VMware, Inc.
1.00%, 08/15/24 .................. 8,634 8,232,163
1.40%, 08/15/26 .................. 21,340 19,591,205
Workday, Inc., 3.50%, 04/01/27 ......... 3,500 3,499,089
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
264 241,303
67,150,191
Specialty Retail — 0.3%
eG Global Finance plc
(b)
6.75%, 02/07/25 .................. 693 691,267
8.50%, 10/30/25 .................. 200 204,750
Home Depot, Inc. (The), 2.88%, 04/15/27 ... 4,020 4,004,896
InRetail Consumer, 3.25%, 03/22/28
(b)
..... 485 454,324
Lowe's Cos., Inc., 3.35%, 04/01/27 ....... 9,655 9,711,449
Penske Automotive Group, Inc., 3.50%,
09/01/25 ...................... 344 341,420
PetSmart, Inc., 4.75%, 02/15/28
(b)
........ 1,239 1,197,376
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 241 245,049
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
... 1,464 1,398,427
Staples, Inc., 7.50%, 04/15/26
(b)
......... 869 843,890
19,092,848
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC, 4.00%, 07/15/24 .... 8,370 8,550,139
Litigation Systems, Inc., 4.00%, 10/30/27
(e)
.. 4,094 3,971,161
12,521,300
Textiles, Apparel & Luxury Goods — 0.0%
Li & Fung Ltd., 4.50%, 08/18/25
(d)
........ 1,404 1,347,226
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 506 513,468
1,860,694

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Thrifts & Mortgage Finance — 0.2%
BPCE SA
0.63%, 04/28/25
(d)
................. EUR 1,700 $ 1,864,940
(SOFR + 1.09%), 2.05%, 10/19/27
(a)(b)
... USD 4,545 4,180,962
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... 649 669,541
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
.. 413 338,375
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(b)
..................... 457 437,972
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27
(b)
..................... 401 408,058
RMIT Cash Management LLC, Series 2021-3,
Class A, 3.88%, 10/17/33
(e)
.......... 4,470 4,257,675
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
... 165 151,494
12,309,017
Tobacco — 0.8%
BAT Capital Corp.
1.13%, 11/16/23
(d)
................. EUR 2,350 2,598,908
3.22%, 08/15/24 .................. USD 16,545 16,538,942
2.79%, 09/06/24 .................. 29,510 29,122,268
BAT International Finance plc
0.88%, 10/13/23
(d)
................. EUR 2,124 2,353,684
1.67%, 03/25/26 .................. USD 4,700 4,312,757
Philip Morris International, Inc.
2.88%, 03/03/26 .................. EUR 1,550 1,801,605
0.13%, 08/03/26 .................. 730 748,876
57,477,040
Trading Companies & Distributors — 0.5%
Air Lease Corp.
2.63%, 07/01/22 .................. USD 8,375 8,381,635
3.88%, 07/03/23 .................. 4,500 4,545,368
1.88%, 08/15/26 .................. 5,265 4,850,172
Aviation Capital Group LLC
(b)
1.95%, 01/30/26 .................. 5,785 5,312,873
1.95%, 09/20/26 .................. 8,480 7,670,047
BOC Aviation Ltd., 3.50%, 09/18/27
(d)
...... 1,500 1,471,406
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 .................. 196 194,530
9.75%, 08/01/27 .................. 89 92,984
5.50%, 05/01/28 .................. 198 180,012
IMCD NV, 2.13%, 03/31/27
(d)
........... EUR 1,470 1,626,269
WESCO Distribution, Inc., 7.13%, 06/15/25
(b)
. USD 2,562 2,665,300
36,990,596
Transportation Infrastructure — 0.1%
ASTM SpA, 1.00%, 11/25/26
(d)
.......... EUR 4,240 4,480,788
Wireless Telecommunication Services — 0.5%
Bharti Airtel Ltd., 4.38%, 06/10/25
(d)
....... USD 2,017 2,038,809
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 2,962 3,013,509
Millicom International Cellular SA
(b)
5.13%, 01/15/28 .................. 1,476 1,457,993
4.50%, 04/27/31 .................. 1,355 1,258,971
Sprint Corp.
7.88%, 09/15/23 .................. 514 546,125
7.13%, 06/15/24 .................. 892 956,715
7.63%, 02/15/25 .................. 1,082 1,179,380
7.63%, 03/01/26 .................. 1,248 1,408,755
Sprint Spectrum Co. LLC, 4.74%, 03/20/25
(b)
. 6,083 6,210,207
T-Mobile USA, Inc.
1.50%, 02/15/26 .................. 6,745 6,291,187
2.63%, 04/15/26 .................. 1,353 1,292,413
3.75%, 04/15/27 .................. 13,200 13,277,158
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
VTR Comunicaciones SpA, 4.38%, 04/15/29
(b)
USD 935 $ 850,850
39,782,072
Total Corporate Bonds — 36.5%
(Cost: $2,921,015,799) ............................ 2,777,338,794
Floating Rate Loan Interests
Chemicals — 0.0%
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.96%
,
 06/30/27
(a)
................. 35 33,581
Total Floating Rate Loan Interests — 0.0%
(Cost: $34,047) ................................. 33,581
Foreign Agency Obligations
Canada — 0.3%
CPPIB Capital, Inc., 0.50%
,
09/16/24
(b)
..... 22,650 21,578,780
Chile — 0.0%
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31
(b)
...................... 505 505,000
Colombia — 0.0%
Ecopetrol SA
5.38%, 06/26/26 .................. 2,070 2,093,339
4.63%, 11/02/31 .................. 1,565 1,416,325
3,509,664
Dominican Republic — 0.0%
Banco de Reservas de la Republica
Dominicana , 7.00%
,
02/01/23
(d)
........ 1,458 1,479,870
India — 0.0%
Power Finance Corp. Ltd., 3.75%
,
06/18/24
(d)
. 1,458 1,454,173
Indonesia — 0.1%
Bank Tabungan Negara Persero Tbk . PT,
4.20%
,
01/23/25
(d)
................. 667 643,728
Pertamina Persero PT
(d)
1.40%, 02/09/26 .................. 2,250 2,084,310
3.10%, 08/27/30 .................. 2,097 1,984,517
4,712,555
Italy — 0.0%
ACEA SpA , 0.00%
,
09/28/25
(d)
........... EUR 1,885 2,008,493
Mexico — 0.2%
Comision Federal de Electricidad , 4.69%
,
05/15/29
(b)
...................... USD 1,004 990,697
Petroleos Mexicanos
6.88%, 08/04/26 .................. 1,720 1,795,164
5.95%, 01/28/31 .................. 6,436 5,933,670
6.70%, 02/16/32 .................. 3,169 3,010,550
11,730,081
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA
(b)
4.00%, 08/11/41 .................. 2,121 1,935,147
5.13%, 08/11/61 .................. 990 902,633
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
.............. 1,110 1,069,762
3,907,542
Qatar — 0.0%
Qatar Petroleum, 3.30%
,
07/12/51
(b)
....... 1,565 1,439,800

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
98
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.88%
,
04/16/24
(b)
.... USD 3,245 $ 3,232,345
Total Foreign Agency Obligations — 0.7%
(Cost: $58,825,389) ............................... 55,558,303
Foreign Government Obligations
Bahrain — 0.1%
Kingdom of Bahrain
7.00%, 01/26/26
(d)
................. 577 623,809
4.25%, 01/25/28
(b)
................. 780 753,675
7.38%, 05/14/30
(d)
................. 581 629,586
5.45%, 09/16/32
(d)
................. 2,056 1,960,910
3,967,980
Brazil — 0.1%
Federative Republic of Brazil
4.63%, 01/13/28 .................. 1,940 1,948,851
3.88%, 06/12/30 .................. 2,299 2,119,103
4,067,954
Chile — 0.1%
Republic of Chile
2.45%, 01/31/31 .................. 1,930 1,803,103
2.55%, 07/27/33 .................. 1,825 1,663,487
3.50%, 01/31/34 .................. 490 485,590
3.10%, 05/07/41 .................. 1,205 1,066,425
4.34%, 03/07/42 .................. 630 647,010
5,665,615
Colombia — 0.1%
Republic of Colombia
4.00%, 02/26/24 .................. 384 384,552
8.13%, 05/21/24 .................. 3,010 3,268,296
3.88%, 04/25/27 .................. 2,510 2,416,345
4.50%, 03/15/29 .................. 869 836,304
3.25%, 04/22/32 .................. 820 687,160
4.13%, 05/15/51 .................. 510 384,986
7,977,643
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.50%, 02/22/29
(b)
................. 1,140 1,125,964
4.50%, 01/30/30
(b)
................. 2,904 2,666,779
4.88%, 09/23/32
(b)
................. 1,715 1,554,004
6.00%, 02/22/33
(b)
................. 685 666,719
5.30%, 01/21/41
(d)
................. 1,084 941,928
6.40%, 06/05/49
(d)
................. 1,100 1,028,363
7,983,757
Egypt — 0.0%
Arab Republic of Egypt
(b)
5.25%, 10/06/25 .................. 1,072 1,029,120
6.38%, 04/11/31 .................. EUR 1,059 1,000,184
2,029,304
Guatemala — 0.0%
Republic of Guatemala
5.38%, 04/24/32
(b)
................. USD 661 691,282
3.70%, 10/07/33
(d)
................. 2,438 2,251,036
2,942,318
India — 0.0%
Oil India Ltd., 5.38%
,
04/17/24
(d)
.......... 710 735,205
Indonesia — 0.1%
(d)
Bank Negara Indonesia Persero Tbk . PT,
3.75%
,
03/30/26 .................. 700 665,077
Perusahaan Listrik Negara PT, 4.13%
,
05/15/27 2,299 2,320,984
Security
Par (000)
Par (000) Value
Indonesia (continued)
Republic of Indonesia
4.75%, 01/08/26
(d)
................. USD 2,010 $ 2,134,746
3.50%, 01/11/28 .................. 1,600 1,642,800
4.10%, 04/24/28 .................. 1,190 1,263,483
4.75%, 02/11/29 .................. 450 497,299
8,524,389
Israel — 0.0%
State of Israel Government Bond, 2.75%
,
07/03/30 ....................... 990 978,553
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(d)
.. 942 956,307
Mexico — 0.1%
United Mexican States
4.13%, 01/21/26 .................. 1,460 1,531,540
4.50%, 04/22/29 .................. 1,997 2,105,836
3.25%, 04/16/30 .................. 1,416 1,365,024
2.66%, 05/24/31 .................. 1,513 1,378,343
4.75%, 04/27/32 .................. 831 880,860
7,261,603
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(d)
...... 800 788,088
Morocco — 0.1%
Kingdom of Morocco
(b)
2.38%, 12/15/27 .................. 1,467 1,334,970
3.00%, 12/15/32 .................. 2,173 1,874,212
4.00%, 12/15/50 .................. 745 595,069
3,804,251
Nigeria — 0.0%
Federal Republic of Nigeria, 8.38%
,
03/24/29
(b)
865 868,244
Oman — 0.0%
Oman Government Bond
(d)
4.75%, 06/15/26 .................. 450 451,687
7.38%, 10/28/32 .................. 1,899 2,160,113
2,611,800
Pakistan — 0.0%
Islamic Republic of Pakistan, 6.00%
,
04/08/26
(d)
255 198,928
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 .................. 2,560 2,618,080
3.16%, 01/23/30 .................. 1,395 1,363,438
2.25%, 09/29/32 .................. 1,459 1,290,577
3.30%, 01/19/33 .................. 514 492,926
5,765,021
Paraguay — 0.1%
Republic of Paraguay
5.00%, 04/15/26
(d)
................. 1,569 1,635,486
4.95%, 04/28/31
(b)
................. 4,368 4,573,569
2.74%, 01/29/33
(b)
................. 1,985 1,751,515
7,960,570
Peru — 0.1%
Peru Government Bond, 1.86%
,
12/01/32 ... 970 830,744
Republic of Peru
2.39%, 01/23/26 .................. 2,345 2,279,487
3.00%, 01/15/34 .................. 415 388,855
3.30%, 03/11/41 .................. 857 779,870
4,278,956

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Philippines — 0.1%
Republic of Philippines
3.75%, 01/14/29 .................. USD 4,460 $ 4,644,466
3.56%, 09/29/32 .................. 1,856 1,904,924
6,549,390
Qatar — 0.1%
State of Qatar
4.50%, 04/23/28
(d)
................. 1,397 1,520,984
4.00%, 03/14/29
(b)
................. 3,740 3,992,450
5,513,434
Romania — 0.0%
Romania Government Bond
(b)
3.00%, 02/14/31 .................. 1,426 1,320,833
3.63%, 03/27/32 .................. 1,548 1,464,795
2,785,628
Russia — 0.0%
Russian Federation, 4.25%
,
06/23/27
(d)
..... 800 184,000
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.00%, 04/17/25
(d)
................. 831 860,085
3.25%, 10/26/26
(d)
................. 854 873,215
3.63%, 03/04/28
(d)
................. 600 616,500
4.38%, 04/16/29
(b)
................. 2,180 2,354,400
4,704,200
South Africa — 0.0%
Republic of South Africa
4.88%, 04/14/26 .................. 901 913,276
5.75%, 09/30/49 .................. 1,151 1,003,744
1,917,020
Ukraine — 0.0%
Ukraine Government Bond
8.99%, 02/01/24
(d)
................. 930 409,200
7.75%, 09/01/24
(d)
................. 953 407,407
9.75%, 11/01/28
(d)
................. 1,017 427,140
7.25%, 03/15/33
(b)
................. 200 82,500
1,326,247
United Arab Emirates — 0.0%
Sharjah Sukuk Program Ltd., 2.94%
,
06/10/27
(d)
2,165 2,094,638
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27 1,684 1,783,772
Total Foreign Government Obligations — 1.4%
(Cost: $114,969,680) .............................. 106,224,815
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.7%
Angel Oak Mortgage Trust
(b)
Series 2022-1, Class A1, 2.88%, 12/25/66
(c)
6,580 6,409,408
Series 2022-2, Class A1, 3.35%, 01/25/67
(a)
7,794 7,766,458
Angel Oak Mortgage Trust I LLC, Series 2019-
1, Class A2, 4.02%, 11/25/48
(a)(b)
........ 207 207,227
Atlas Funding plc
(a)
Series 2021-1, Class C, (SONIO/N +
1.70%), 2.13%, 07/25/58
(d)
......... GBP 125 163,772
Series 2021-1, Class D, (SONIO/N +
2.25%), 2.68%, 07/25/58
(d)
......... 110 144,518
Banc of America Mortgage Trust, Series 2003-J,
Class 2A1, 2.47%, 11/25/33
(a)
......... USD 158 152,779
Barley Hill NO 2 plc, Series 2, Class C,
(SONIO/N + 1.70%), 2.39%, 08/27/58
(a)(d)
.. GBP 520 684,403
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 2.87%, 07/25/34
(a)
.............. USD 272 274,071
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 0.00%, 12/25/35
(a)(b)(h)
........ USD 16 $ 14,148
Canada Square Funding
(a)
Series 6, Class C, (SONIO/N + 1.45%),
1.94%, 01/17/59
(d)
............... GBP 318 411,760
Series 6, Class D, (SONIO/N + 1.85%),
2.34%, 01/17/59
(d)
............... 178 230,685
Canada Square Funding plc, Series 2021-2,
Class C, (SONIO/N + 1.60%), 2.20%,
06/17/58
(a)(d)
..................... 102 132,475
Cascade MH Asset Trust, Series 2021-MH1,
Class A1, 1.75%, 02/25/46
(b)
.......... USD 2,615 2,424,334
Chase Home Lending Mortgage Trust
(a)(b)
Series 2019-ATR2, Class A11, (LIBOR USD
1 Month + 0.90%), 1.36%, 07/25/49 ... 898 899,730
Series 2019-ATR2, Class A3, 3.50%,
07/25/49 ..................... 1,923 1,918,150
CHL Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (LIBOR USD 1
Month + 0.54%), 1.00%, 02/25/35
(a)
... 210 203,019
Series 2005-17, Class 1A6, 5.50%, 09/25/35 297 290,352
Series 2005-HYB8, Class 2A1, 2.90%,
12/20/35
(a)
.................... 584 569,638
CMF plc
(a)
Series 2020-1, Class B, (SONIO/N + 1.00%),
1.59%, 01/16/57
(d)
............... GBP 220 287,117
Series 2020-1, Class C, (SONIO/N +
1.25%), 1.84%, 01/16/57
(d)
......... 105 136,610
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67
(a)(b)
......... USD 5,039 5,029,620
Credit Suisse Mortgage Capital Certificates,
Series 2022-ATH1, Class A1A, 2.87%,
01/25/67
(a)(b)(e)
.................... 7,753 7,752,709
CSMC Trust
(a)(b)
Series 2013-HYB1, Class B2, 2.92%,
04/25/43 ..................... 4,792 4,794,156
Series 2013-HYB1, Class B4, 2.92%,
04/25/43 ..................... 4,260 4,245,150
Series 2015-1, Class A1, 2.50%, 01/25/45 . 7,151 6,949,643
Series 2019-RP10, Class A1, 2.94%,
12/26/59 ..................... 3,182 3,155,459
Deephaven Residential Mortgage Trust, Series
2022-2, Class A1, 4.30%, 03/25/67
(a)(b)
... 2,667 2,663,070
Dutch Property Finance BV
(a)
Series 2021-1, Class B, (EURIBOR 3 Month
+ 1.10%), 0.55%, 07/28/58
(d)
........ EUR 740 811,996
Series 2021-2, Class B, (EURIBOR 3 Month
+ 0.80%), 0.25%, 04/28/59
(d)
........ 820 888,028
Series 2021-2, Class C, (EURIBOR 3 Month
+ 1.05%), 0.50%, 04/28/59
(d)
........ 503 536,818
Finsbury Square, Series 2021-1GRX, Class C,
(SONIO/N + 1.25%), 1.84%, 12/16/67
(a)(d)
.. GBP 1,045 1,343,047
Finsbury Square plc
(a)
Series 2020-1A, Class C, (SONIO/N +
1.35%), 1.94%, 03/16/70
(b)
......... 225 294,461
Series 2021-2X, Class C, (SONIO/N +
1.40%), 1.99%, 12/16/71
(d)
......... 371 478,842
Series 2021-2X, Class D, (SONIO/N +
1.70%), 2.29%, 12/16/71
(d)
......... 200 256,030
Gemgarto plc, Series 2021-1X, Class C,
(SONIO/N + 1.30%), 1.89%, 12/16/67
(a)(d)
.. 218 285,051
Gosforth Funding plc, Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 0.45%), 0.95%,
08/25/60
(a)(b)
..................... USD 1,475 1,475,055
GS Mortgage-Backed Securities Corp. Trust
(a)(b)
Series 2019-PJ1, Class B1, 4.30%, 08/25/49 2,672 2,671,066

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
100
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2020-PJ4, Class A2, 3.00%, 01/25/51 USD 4,063 $ 3,978,300
Series 2022-PJ2, Class A4, 2.50%, 06/25/52 13,645 12,575,213
Harben Finance
(a)
Series 2017-1RX, Class C, (SONIO/N +
1.15%), 1.65%, 09/28/55
(d)
......... GBP 741 945,245
Series 2017-1RX, Class D, (SONIO/N +
1.50%), 2.00%, 09/28/55
(d)
......... 441 557,095
Hops Hill No. 1 plc
(a)
Series 1, Class C, (SONIO/N + 1.85%),
2.54%, 05/27/54
(d)
............... 200 262,684
Series 1, Class D, (SONIO/N + 2.35%),
3.04%, 05/27/54
(d)
............... 100 131,364
JPMorgan Mortgage Trust
(a)(b)
Series 2016-2, Class A1, 2.35%, 06/25/46 . USD 4,140 3,969,507
Series 2020-7, Class A3, 3.00%, 01/25/51 . 3,120 3,046,889
Series 2020-LTV1, Class A11, (LIBOR USD
1 Month + 1.00%), 1.19%, 06/25/50 ... 936 916,314
Series 2022-INV3, Class A3B, 3.00%,
09/25/52 ..................... 8,950 8,404,609
Series 2022-LTV1, Class A1, 3.25%,
07/25/52 ..................... 5,320 5,100,996
Jubilee Place, Series 3, Class C, (EURIBOR 3
Month + 1.60%), 1.04%, 01/17/59
(a)(d)
.... EUR 201 218,801
Lanebrook Mortgage Transaction plc
(a)
Series 2020-1, Class C, (SONIO/N +
2.25%), 2.82%, 06/12/57
(d)
......... GBP 370 489,047
Series 2021-1, Class C, (SONIO/N +
1.25%), 1.66%, 07/20/58
(d)
......... 158 206,252
Mello Mortgage Capital Acceptance, Series
2022-INV2, Class A3, 3.00%, 04/25/52
(a)(b)
. USD 10,750 10,351,914
MortgageIT Trust, Series 2004-1, Class A1,
(LIBOR USD 1 Month + 0.78%), 1.24%,
11/25/34
(a)
...................... 484 481,670
Mortimer BTL plc, Series 2021-1, Class C,
(SONIO/N + 1.45%), 2.09%, 06/23/53
(a)(d)
.. GBP 111 143,211
New Residential Mortgage Loan Trust
(a)(b)
Series 2016-3A, Class A1B, 3.25%,
09/25/56 ..................... USD 1,388 1,376,339
Series 2018-1A, Class A1A, 4.00%,
12/25/57 ..................... 5,185 5,227,192
Series 2020-1A, Class A1B, 3.50%,
10/25/59 ..................... 12,128 12,049,728
OBX Trust, Series 2022-INV3, Class A1, 3.00%,
02/25/52
(a)(b)
..................... 4,867 4,634,500
Polaris plc, Series 2022-1, Class E, (SONIO/N
+ 3.40%), 4.07%, 10/23/59
(a)(d)
......... GBP 538 695,996
Residential Mortgage Securities 32 plc, Series
32X, Class C, (SONIO/N + 2.20%), 2.84%,
06/20/70
(a)(d)
..................... 1,025 1,353,629
RMAC Securities No. 1 plc, Series 2007-NS1X,
Class A2A, (SONIO/N + 0.27%), 1.17%,
06/12/44
(a)(d)
..................... 347 438,252
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57 USD 4,914 4,938,541
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
13,698 13,768,119
Series 2019-4, Class MA, 3.00%, 02/25/59 13,698 13,604,660
Sequoia Mortgage Trust, Series 2017-CH1,
Class A2, 3.50%, 08/25/47
(a)(b)
......... 622 623,218
Stanlington No. 2 plc
(a)
Series 2, Class C, (SONIO/N + 1.75%),
2.32%, 06/12/56
(d)
............... GBP 535 697,629
Series 2, Class D, (SONIO/N + 2.20%),
2.77%, 06/12/56
(d)
............... 329 430,945
Series 2, Class E, (SONIO/N + 3.30%),
3.87%, 06/12/56
(d)
............... 450 592,043
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(a)(b)
. USD 3,459 $ 3,379,085
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (LIBOR
USD 1 Month + 0.30%), 0.76%, 09/25/34
(a)
589 554,942
Together Asset-Backed Securitisation 2021-1st1
plc, Series 2021-1ST1, Class C, (SONIO/N
+ 1.25%), 1.64%, 07/12/63
(a)(d)
......... GBP 108 140,018
TORRENS Trust, Series 2013-1, Class A,
(ASX Australia Bank Bill Short Term Rates 1
Month Mid + 0.95%), 0.97%, 04/12/44
(a)
.. AUD 3,022 2,261,468
Tower Bridge Funding plc
(a)
Series 2020-1, Class C, (SONIO/N +
2.45%), 3.09%, 09/20/63
(d)
......... GBP 145 191,717
Series 2020-1, Class D, (SONIO/N +
3.45%), 4.09%, 09/20/63
(d)
......... 120 159,230
Series 2021-1, Class C, (SONIO/N +
1.85%), 2.26%, 07/21/64
(d)
......... 365 479,051
Series 2021-1, Class D, (SONIO/N +
2.15%), 2.56%, 07/21/64
(d)
......... 252 328,810
Series 2021-2, Class C, (SONIO/N +
1.50%), 2.01%, 11/20/63
(d)
......... 140 181,272
Series 2021-2, Class D, (SONIO/N +
1.80%), 2.31%, 11/20/63
(d)
......... 169 217,167
Twin Bridges plc
(a)
Series 2020-1, Class C, (SONIO/N +
2.25%), 2.82%, 12/12/54
(d)
......... 395 522,784
Series 2020-1, Class D, (SONIO/N +
3.00%), 3.57%, 12/12/54
(d)
......... 225 298,364
Series 2021-1, Class C, (SONIO/N +
1.60%), 2.17%, 03/12/55
(d)
......... 436 566,359
Series 2021-1, Class D, (SONIO/N +
2.10%), 2.67%, 03/12/55
(d)
......... 220 284,860
Series 2021-2, Class C, (SONIO/N +
1.15%), 1.72%, 09/12/55
(d)
......... 435 555,151
Series 2021-2, Class D, (SONIO/N +
1.50%), 2.07%, 09/12/55
(d)
......... 187 235,795
Series 2022-1, Class D, (SONIO/N +
1.70%), 2.13%, 12/01/55
(d)
......... 365 461,898
Verus Securitization Trust, Series 2022-3, Class
A1, 4.13%, 02/25/67
(b)
.............. USD 9,692 9,678,438
Walsh Acceptance, Series 1997-2, Class A,
(LIBOR USD 1 Month + 2.00%), 2.46%,
03/01/27
(a)(b)
..................... 2 1,503
Wells Fargo Mortgage Backed Securities
Trust
(a)(b)
Series 2019-4, Class A2, 3.00%, 09/25/49 . 1,035 1,030,662
Series 2020-RR1, Class A1, 3.00%,
05/25/50 ..................... 1,886 1,843,350
202,532,681
Commercial Mortgage-Backed Securities — 10.5%
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (LIBOR USD 1 Month + 1.15%), 1.55%,
04/15/34
(a)(b)
..................... 8,030 7,837,978
Atom Mortgage Securities DAC
(a)
Series 1X, Class D, (SONIO/N + 1.90%),
2.32%, 07/22/31
(d)
............... GBP 1,906 2,438,741
Series 1X, Class E, (SONIO/N + 2.80%),
3.22%, 07/22/31
(d)
............... 2,158 2,808,195
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2017-SCH, Class AF, (LIBOR USD 1
Month + 1.00%), 1.40%, 11/15/33 .... USD 3,270 3,183,181
Series 2018-DSNY, Class A, (LIBOR USD 1
Month + 0.85%), 1.25%, 09/15/34 .... 12,495 12,337,801

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BANK
Series 2018-BN14, Class A2, 4.13%,
09/15/60 ..................... USD 3,413 $ 3,453,807
Series 2019-BN16, Class A2, 3.93%,
02/15/52 ..................... 12,200 12,343,950
Series 2019-BN18, Class A2, 3.47%,
05/15/62 ..................... 15,479 15,462,301
Barclays Commercial Mortgage Trust, Series
2019-C5, Class ASB, 2.99%, 11/15/52 ... 5,550 5,473,558
Bear Stearns Commercial Mortgage Securities
Trust, Series 2005-PW10, Class AJ, 5.78%,
12/11/40
(a)
...................... —
( i )
1
Benchmark Mortgage Trust
  3.83%, 04/15/55 ................. 4,680 4,736,637
Series 2019-B9, Class A5, 4.02%, 03/15/52 10,000 10,351,542
BX Commercial Mortgage Trust
(b)
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 1.32%, 10/15/36
(a)
... 22,079 21,982,782
Series 2020-VIV4, Class A, 2.84%, 03/09/44 5,820 5,444,683
Series 2021-VINO, Class A, (LIBOR USD 1
Month + 0.65%), 1.05%, 05/15/38
(a)
... 6,930 6,756,504
Series 2021-XL2, Class A, (LIBOR USD 1
Month + 0.69%), 1.09%, 10/15/38
(a)
... 15,489 15,158,706
BX Trust
(a)(b)
Series 2021-ARIA, Class A, (LIBOR USD 1
Month + 0.90%), 1.30%, 10/15/36 .... 14,000 13,727,503
Series 2021-LBA, Class AJV, (LIBOR USD 1
Month + 0.80%), 1.20%, 02/15/36 .... 4,700 4,599,896
Series 2021-LBA, Class AV, (LIBOR USD 1
Month + 0.80%), 1.20%, 02/15/36 .... 6,280 6,146,245
Series 2021-SDMF, Class A, (LIBOR USD 1
Month + 0.59%), 0.99%, 09/15/34 .... 7,130 6,915,136
Series 2021-SOAR, Class A, (LIBOR USD 1
Month + 0.67%), 1.07%, 06/15/38 .... 12,210 11,949,945
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 1.68%, 06/15/23 .... 3,450 3,408,053
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(a)(b)
..................... 5,000 4,013,743
Cassia AB,   3.50%, 05/22/34 ............ 2,206 2,440,973
Cassia SRL, Series 2022-1X, Class A,
(EURIBOR 3 Month + 2.50%), (0.49)%,
05/22/34
(a)(d)
..................... EUR 4,617 5,108,362
CFCRE Commercial Mortgage Trust
(b)
Series 2018-TAN, Class A, 4.24%, 02/15/33 USD 15,000 15,074,082
Series 2018-TAN, Class B, 4.69%, 02/15/33 7,905 7,922,456
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A4, 3.02%,
09/10/45 ..................... 10,437 10,436,595
Series 2013-GC11, Class A3, 2.82%,
04/10/46 ..................... 26,424 26,372,074
Series 2015-GC31, Class A4, 3.76%,
06/10/48 ..................... 9,000 9,079,640
Series 2015-P1, Class A4, 3.46%, 09/15/48 13,174 13,102,923
Series 2016-P3, Class A2, 2.74%, 04/15/49 1,184 1,183,062
Series 2016-P4, Class A4, 2.90%, 07/10/49 14,575 14,177,680
COMM Mortgage Trust, Series 2018-COR3,
Class A3, 4.23%, 05/10/51 ........... 3,570 3,720,231
Commercial Mortgage Trust
Series 2013-CR13, Class A4, 4.19%,
11/10/46
(a)
.................... 4,515 4,586,871
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ..................... 15,052 14,964,061
Series 2014-UBS5, Class ASB, 3.55%,
09/10/47 ..................... 3,355 3,386,582
Series 2014-UBS6, Class ASB, 3.39%,
12/10/47 ..................... 972 979,231
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-CR22, Class A3, 3.21%,
03/10/48 ..................... USD 12,915 $ 12,907,164
Series 2015-CR23, Class A2, 2.85%,
05/10/48 ..................... 2,920 2,918,304
Series 2015-CR23, Class A4, 3.50%,
05/10/48 ..................... 7,750 7,773,734
Series 2015-CR24, Class ASB, 3.45%,
08/10/48 ..................... 4,863 4,884,076
Series 2015-PC1, Class B, 4.32%,
07/10/50
(a)
.................... 4,175 4,162,476
Credit Suisse Mortgage Capital Certificates
(b)
Series 2020-NET, Class A, 2.26%, 08/15/37 6,977 6,636,132
Series 2021-980M, Class A, 2.39%,
07/15/31 ..................... 6,240 5,897,291
Series 2021-980M, Class C, 3.20%,
07/15/31 ..................... 3,450 3,237,928
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 ..... 2,458 2,458,697
Extended Stay America Trust, Series 2021-
ESH, Class A, (LIBOR USD 1 Month +
1.08%), 1.48%, 07/15/38
(a)(b)
.......... 12,801 12,648,483
GS Mortgage Securities Corp. II
Series 2005-ROCK, Class F, 5.52%,
05/03/32
(b)
.................... 2,000 2,039,142
Series 2013-GC10, Class A4, 2.68%,
02/10/46 ..................... 3,644 3,654,673
GS Mortgage Securities Corp. Trust
(b)
Series 2012-ALOH, Class A, 3.55%,
04/10/34 ..................... 17,000 16,992,477
Series 2020-TWN3, Class A, (LIBOR USD 1
Month + 2.00%), 2.40%, 11/15/37
(a)
... 11,900 11,889,245
Series 2021-STAR, Class A, (LIBOR USD 1
Month + 0.95%), 1.35%, 12/15/36
(a)
... 12,850 12,720,306
GS Mortgage Securities Trust
Series 2011-GC5, Class AS, 5.16%,
08/10/44
(a)(b)
................... 6,469 6,480,293
Series 2013-GC12, Class A4, 3.14%,
06/10/46 ..................... 16,779 16,848,037
Series 2013-GC13, Class AAB, 3.72%,
07/10/46
(a)
.................... 1,788 1,801,373
Series 2014-GC24, Class AAB, 3.65%,
09/10/47 ..................... 4,624 4,676,642
Series 2015-GS1, Class A3, 3.73%,
11/10/48 ..................... 5,900 5,949,000
Series 2019-GC38, Class A2, 3.87%,
02/10/52 ..................... 8,134 8,217,232
Haus European Loan Conduit No. DAC
(a)
Series 39X, Class C, (EURIBOR 3 Month +
1.40%), 1.40%, 07/28/51
(d)
......... EUR 841 905,989
Series 39X, Class D, (EURIBOR 3 Month +
2.00%), 2.00%, 07/28/51
(d)
......... 2,052 2,168,914
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 1.55%,
05/15/38
(a)(b)
..................... USD 9,675 9,590,173
HONO Mortgage Trust, Series 2021-LULU,
Class D, (LIBOR USD 1 Month + 2.50%),
2.90%, 10/15/36
(a)(b)
................ 2,000 1,965,713
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class ASB, 3.66%,
09/15/47 ..................... 3,399 3,434,264
Series 2016-C1, Class A5, 3.58%, 03/17/49 2,250 2,266,963
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50 17,260 17,168,895

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
102
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2012-HSBC, Class D, 4.52%,
07/05/32
(a)(b)
................... USD 6,490 $ 6,503,503
Series 2013-C16, Class A4, 4.17%, 12/15/46 13,920 14,098,148
Series 2018-WPT, Class AFX, 4.25%,
07/05/33
(b)
.................... 7,070 7,151,066
Series 2019-BKWD, Class A, (LIBOR USD 1
Month + 1.00%), 1.40%, 09/15/29
(a)(b)
.. 1,604 1,596,183
Series 2021-MHC, Class A, (LIBOR USD 1
Month + 0.80%), 1.20%, 04/15/38
(a)(b)
.. 3,676 3,616,889
Series 2022-OPO, Class B, 3.38%,
01/05/39
(b)
.................... 3,405 3,236,326
Series 2022-OPO, Class D, 3.45%,
01/05/39
(a)(b)
................... 1,000 883,383
KNDL Mortgage Trust, Series 2019-KNSQ,
Class D, (LIBOR USD 1 Month + 1.35%),
1.75%, 05/15/36
(a)(b)
................ 2,972 2,934,563
Last Mile Logistics Pan Euro Finance DAC
(a)
Series 1X, Class C, (EURIBOR 3 Month +
1.40%), 1.40%, 08/17/33
(d)
......... EUR 1,350 1,470,591
Series 1X, Class D, (EURIBOR 3 Month +
1.90%), 1.90%, 08/17/33
(d)
......... 1,045 1,137,997
Last Mile Securities PE DAC
(a)
Series 2021-1X, Class B, (EURIBOR 3
Month + 1.20%), 1.20%, 08/17/31
(d)
... 939 1,016,750
Series 2021-1X, Class C, (EURIBOR 3
Month + 1.60%), 1.60%, 08/17/31
(d)
... 1,061 1,157,013
Med Trust, Series 2021-MDLN, Class A,
(LIBOR USD 1 Month + 0.95%), 1.35%,
11/15/38
(a)(b)
..................... USD 6,980 6,859,503
MF1 Multifamily Housing Mortgage Loan Trust
(a)
(b)
Series 2021-W10, Class A, (TSFR1M +
1.07%), 1.37%, 12/15/34 .......... 2,490 2,488,157
Series 2021-W10, Class B, (TSFR1M +
1.37%), 1.67%, 12/15/34 .......... 2,170 2,168,373
MHC Commercial Mortgage Trust, Series
2021-MHC, Class A, (LIBOR USD 1 Month +
0.80%), 1.20%, 04/15/38
(a)(b)
.......... 12,380 12,178,569
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2013-C13, Class A4, 4.04%, 11/15/46 11,900 12,021,042
Series 2013-C9, Class AAB, 2.66%,
05/15/46 ..................... 1,174 1,175,422
Series 2014-C15, Class A4, 4.05%, 04/15/47 16,435 16,659,648
Series 2014-C18, Class ASB, 3.62%,
10/15/47 ..................... 4,269 4,313,535
Series 2014-C19, Class ASB, 3.33%,
12/15/47 ..................... 4,219 4,244,277
Series 2015-C24, Class A4, 3.73%, 05/15/48 16,494 16,619,653
Series 2015-C25, Class A5, 3.64%, 10/15/48 8,717 8,772,526
Morgan Stanley Capital I Trust
Series 2018-BOP, Class A, (LIBOR USD 1
Month + 0.85%), 1.25%, 08/15/33
(a)(b)
.. 3,082 3,062,226
Series 2018-H4, Class A4, 4.31%, 12/15/51 4,995 5,211,218
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.30%, 07/15/35
(a)(b)
.. 1,300 1,283,652
Series 2019-NUGS, Class D, (LIBOR USD 1
Month + 1.80%), 3.30%, 12/15/36
(a)(b)
.. 8,000 7,894,678
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (TSFR1M + 1.40%), 1.45%,
03/15/39
(a)(b)
..................... 14,870 14,804,780
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 1.35%, 06/15/35
(a)(b)
.... 3,418 3,289,685
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Pearl Finance 2020 DAC
(a)
Series 2020-1, Class A2, (EURIBOR 3
Month + 1.90%), 1.90%, 11/17/32
(d)
... EUR 1,128 $ 1,243,650
Series 2020-1, Class B, (EURIBOR 3 Month
+ 2.50%), 2.50%, 11/17/32
(d)
........ 1,355 1,496,851
PKHL Commercial Mortgage Trust, Series
2021-MF, Class A, (LIBOR USD 1 Month +
0.88%), 1.28%, 07/15/38
(a)(b)
.......... USD 15,473 15,292,243
Sage AR Funding No. 1 plc, Series 1X, Class
C, (SONIO/N + 2.15%), 2.65%, 11/17/30
(a)(d)
GBP 535 695,837
SREIT Trust, Series 2021-MFP2, Class A,
(LIBOR USD 1 Month + 0.82%), 1.22%,
11/15/36
(a)(b)
..................... USD 4,025 3,949,192
Taurus CMBS, Series 2021-UK4X, Class D,
(SONIO/N + 2.10%), 2.60%, 08/17/31
(a)(d)
.. GBP 1,442 1,847,023
Taurus UK DAC
(a)
Series 2021-UK1X, Class B, (SONIO/N +
1.30%), 1.80%, 05/17/31
(d)
......... 880 1,145,183
Series 2021-UK1X, Class C, (SONIO/N +
1.65%), 2.15%, 05/17/31
(d)
......... 536 696,639
Series 2021-UK1X, Class D, (SONIO/N +
2.60%), 3.10%, 05/17/31
(d)
......... 547 706,428
TPGI Trust, Series 2021-DGWD, Class A,
(LIBOR USD 1 Month + 0.70%), 1.10%,
06/15/26
(a)(b)
..................... USD 10,540 10,301,751
TTAN MHC, Series 2021-MHC, Class A,
(LIBOR USD 1 Month + 0.85%), 1.25%,
03/15/38
(a)(b)
..................... 8,388 8,268,978
UBS Commercial Mortgage Trust, Series 2019-
C18, Class A4, 3.04%, 12/15/52 ........ 7,873 7,600,724
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class AS, 3.35%,
03/10/46
(b)
.................... 9,713 9,721,750
Series 2013-C6, Class ASB, 2.79%,
04/10/46 ..................... 1,132 1,134,257
Velocity Commercial Capital Loan Trust
(b)
Series 2018-1, Class A, 3.59%, 04/25/48 .. 570 565,700
Series 2019-3, Class A, 3.03%, 10/25/49
(a)
. 3,598 3,534,698
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class ASB, 3.48%,
08/15/50 ..................... 5,004 5,046,125
Series 2015-C27, Class A5, 3.45%, 02/15/48 10,140 10,144,456
Series 2015-C28, Class ASB, 3.31%,
05/15/48 ..................... 3,422 3,437,871
Series 2017-C39, Class A5, 3.42%, 09/15/50 25,064 25,114,499
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class ASB, 2.45%,
12/15/45 ..................... 1,672 1,672,769
Series 2014-C21, Class ASB, 3.39%,
08/15/47 ..................... 6,064 6,116,369
Series 2014-C21, Class ASBF, (LIBOR USD
1 Month + 0.56%), 1.00%, 08/15/47
(a)(b)
. 1,569 1,563,197
Series 2014-C24, Class ASB, 3.32%,
11/15/47 ..................... 5,104 5,138,866
799,643,739
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Commercial Mortgage Trust, Series 2015-
CR23, Class XA, 0.88%, 05/10/48
(a)
..... 32,501 703,224
Total Non-Agency Mortgage-Backed Securities — 13.2%
(Cost: $1,029,716,473) ............................ 1,002,879,644

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.4%
Federal Home Loan Mortgage Corp.
Series 3710, Class MG, 4.00%, 08/15/25
(c)
. USD 303 $ 314,548
Series 3959, Class MA, 4.50%, 11/15/41 .. 1,077 1,113,035
Series 3986, Class M, 4.50%, 09/15/41 ... 621 632,554
Series 4459, Class BN, 3.00%, 08/15/43 .. 4,581 4,540,569
Series 4569, Class JA, 3.00%, 03/15/42 .. 5,946 5,951,065
Series 4752, Class PL, 3.00%, 09/15/46 .. 7,253 7,096,441
Series 4941, Class MB, 3.00%, 07/25/49 .. 5,494 5,361,193
Series 5000, Class MA, 2.00%, 06/25/44 .. 4,212 4,076,816
Series 5006, Class KA, 2.00%, 06/25/45 .. 11,791 11,399,592
Series 5105, Class LA, 1.50%, 04/15/44 .. 44,150 43,350,264
Federal Home Loan Mortgage Corp. STACR
Trust Variable Rate Notes, Series 2019-
FTR2, Class M1, (LIBOR USD 1 Month +
0.95%), 1.41%, 11/25/48
(a)(b)
.......... 655 650,681
Federal National Mortgage Association
(c)
Series 2011-48, Class MG, 4.00%, 06/25/26 629 649,233
Series 2011-84, Class MG, 4.00%, 09/25/26 859 876,948
Federal National Mortgage Association Variable
Rate Notes, Series 1997-20, Class FB,
0.70%, 03/25/27
(a)
................. 22 21,891
Government National Mortgage Association
Series 2013-131, Class PA, 3.50%, 06/16/42 1,156 1,168,312
Series 2017-136, Class GB,
3.00%, 03/20/47 ................ 5,158 5,087,385
Series 2018-36, Class AM, 3.00%, 07/20/45 12,675 12,708,400
104,998,927
Commercial Mortgage-Backed Securities — 0.4%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates, Series
KIR2, Class A1, 2.75%, 03/25/27 ....... 5,299 5,337,101
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
Series 2012-K20, Class B, 4.04%, 05/25/45 3,030 3,026,250
Series 2012-K21, Class B, 3.94%, 07/25/45 3,053 3,054,526
Series 2013-K25, Class B, 3.62%, 11/25/45 1,505 1,515,179
Series 2013-K26, Class B, 3.60%, 12/25/45 1,247 1,256,045
Series 2013-K27, Class B, 3.50%, 01/25/46 2,875 2,891,010
Series 2015-K720, Class B, 3.43%, 07/25/22 10,055 10,072,505
27,152,616
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K121, Class X1,
1.02%, 10/25/30 .................. 11,905 835,005
Government National Mortgage Association
Variable Rate Notes, Series 2012-120,
0.64%, 02/16/53 .................. 12,116 229,761
1,064,766
Mortgage-Backed Securities — 5.3%
Federal Home Loan Mortgage Corp.
3.00%, 02/01/36 .................. 3,055 3,050,347
4.00%, 02/01/34 - 06/01/37 ........... 17,712 18,522,705
4.50%, 07/01/47 - 03/01/49 ........... 52,577 55,717,277
Federal Home Loan Mortgage Corp. Variable
Rate Notes, (LIBOR USD 12 Month +
1.63%), 2.97%, 10/01/45
(a)
........... 1,910 1,966,351
Federal National Mortgage Association Variable
Rate Notes
(a)
(LIBOR USD 12 Month + 1.74%),
2.42%, 09/01/42 ................ 2,598 2,691,313
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
(LIBOR USD 12 Month + 1.58%),
2.85%, 09/01/45 ................ USD 2,960 $ 3,050,872
(LIBOR USD 12 Month + 1.59%),
2.87%, 11/01/45 ................ 167 172,067
(LIBOR USD 12 Month + 1.59%),
3.02%, 06/01/45 ................ 2,365 2,391,168
Uniform Mortgage-Backed Securities
2.50%, 12/01/27 - 04/01/32 ........... 25,954 25,703,179
3.00%, 12/01/26 - 09/01/35 ........... 35,604 35,857,271
3.00%, 04/25/52 - 05/25/52
(j)
.......... 153,960 150,416,019
3.50%, 04/01/34 .................. 2,593 2,691,556
4.00%, 04/01/26 - 03/01/38 ........... 59,318 61,450,443
4.50%, 03/01/47 - 04/01/49 ........... 39,175 41,364,724
405,045,292
Total U.S. Government Sponsored Agency Securities — 7.1%
(Cost: $545,391,904) .............................. 538,261,601
U.S. Treasury Obligations
U.S. Treasury Bonds, 1.75%, 08/15/41
(k)
.... 100,000 86,671,875
U.S. Treasury Notes
0.13%, 01/31/23 .................. 50,200 49,605,836
0.50%, 03/15/23 .................. 325,000 321,445,312
0.38%, 08/15/24 .................. 185,000 176,183,594
0.63%, 10/15/24 .................. 98,000 93,547,890
0.75%, 11/15/24 .................. 368,000 351,741,874
1.50%, 11/30/24 - 02/15/25 ........... 196,100 190,654,695
1.75%, 03/15/25 .................. 436,165 426,930,567
Total U.S. Treasury Obligations — 22.3%
(Cost: $1,741,297,816) ............................ 1,696,781,643
Total Long-Term Investments — 98.7%
(Cost: $7,763,241,011) ............................ 7,507,391,601
Short-Term Securities
Commercial Paper
(l)
Enel Finance America LLC
0.41%, 04/25/22 .................. 30,000 29,982,500
0.37%, 07/18/22 .................. 25,000 24,893,347
0.40%, 08/09/22 .................. 20,000 19,890,251
0.40%, 09/20/22 .................. 25,000 24,796,965
Eni Finance USA, Inc., 0.42%
,
04/13/22 .... 32,000 31,995,436
General Motors Financial Co., Inc.
0.55%, 04/29/22 .................. 30,000 29,976,848
1.00%, 06/16/22 .................. 12,000 11,966,736
Total Commercial Paper — 2.3%
(Cost: $173,844,737) .............................. 173,502,083

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
104
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21%
(h)(m)
.................. 69,198,436 $ 69,198,436
Total Money Market Funds — 0.9%
(Cost: $69,198,436) ............................... 69,198,436
Total Short-Term Securities — 3.2%
(Cost: $243,043,173) .............................. 242,700,519
Total Options Purchased — 0.2%
(Cost: $20,223,830) ............................... 22,775,083
Total Investments Before Options Written and TBA Sale
Commitments — 102.1%
(Cost: $8,026,508,014 ) ............................ 7,772,867,203
Total Options Written — (0.8)%
(Premium Received — $(28,657,202)) .................. (63,045,929)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
Mortgage-Backed Securities — (1.0)%
Uniform Mortgage-Backed Securities,
3.00%, 04/25/52
(j)
................. USD (76,980) $ (75,296,063)
Total TBA Sale Commitments — (1.0)%
(Proceeds: $(75,261,482)) .......................... (75,296,063)
Total Investments Net of Options Written and TBA Sale
Commitments — 100.3%
(Cost: $7,922,589,330 ) ............................ 7,634,525,211
Liabilities in Excess of Other Assets — (0.3)% ............. (25,029,247)
Net Assets — 100.0% ............................... $ 7,609,495,964
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Non-income producing security.
(h)
Affiliate of the Fund.
(i)
Rounds to less than 1,000.
(j)
Represents or includes a TBA transaction.
(k)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(l)
Rates are discount rates or a range of discount rates as of period end.
(m)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Par/Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 52,560,109 $ 16,638,327 $ — $ — $ — $ 69,198,436 69,198,436 $ 13,380 $ —
BlackRock Capital Finance LP,
Series 1997-R2, Class AP ... 13,876 — — — 272 14,148 15,614 — —
iShares Short Maturity Bond ETF
(b)
159,445,199 — (158,712,990) (725,289) (6,920) — — 335,744 —
$ (725,289) $ (6,648) $ 69,212,584 $ 349,124 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 17,955 06/30/22 $ 3,802,532 $ (47,077,799)
Short Contracts
Euro- Bobl ............................................................... 1,280 06/08/22 182,466 5,223,958
Euro-Bund .............................................................. 7 06/08/22 1,229 59,516
Euro-Schatz ............................................................. 559 06/08/22 68,478 567,787
Japan 10 Year Bond ........................................................ 22 06/13/22 27,053 (128,624)
U.S. Treasury 10 Year Note ................................................... 1,029 06/21/22 126,326 3,241,817
U.S. Treasury 10 Year Ultra Note ............................................... 1,530 06/21/22 207,315 6,282,520
U.S. Treasury Long Bond .................................................... 77 06/21/22 11,569 668,766
U.S. Treasury Ultra Bond .................................................... 350 06/21/22 62,048 1,433,592
U.S. Treasury 5 Year Note .................................................... 10,438 06/30/22 1,195,640 31,445,494
90-day Eurodollar December 2022 Futures ........................................ 428 12/16/24 104,058 1,387,734
50,182,560
$ 3,104,761
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 583,178 USD 645,535 Bank of America NA 05/20/22 $ 645
EUR 260,000 USD 283,376 Morgan Stanley & Co. International plc 05/20/22 4,713
USD 1,998,613 EUR 1,753,076 Bank of New York Mellon 05/20/22 56,147
EUR 5,167,722 USD 5,715,405 Bank of Montreal 06/15/22 17,580
USD 2,560,521 EUR 2,298,000 Bank of New York Mellon 06/15/22 11,158
USD 6,477,238 EUR 5,791,000 Deutsche Bank AG 06/15/22 52,799
USD 5,232,073 EUR 4,694,000 JPMorgan Chase Bank NA 06/15/22 24,627
USD 957,741 EUR 854,000 State Street Bank and Trust Co. 06/15/22 10,328
USD 1,710,065 GBP 1,298,000 Bank of America NA 06/15/22 5,438
183,435
EUR 7,000,000 USD 7,784,077 UBS AG 06/15/22 (18,393)
USD 1,889,703 AUD 2,610,000 UBS AG 06/15/22 (65,830)
USD 406,051 CAD 513,006 Bank of America NA 06/15/22 (4,229)
USD 7,071,594 CAD 9,016,000 Morgan Stanley & Co. International plc 06/15/22 (139,011)
USD 59,746 EUR 54,000 ANZ Banking Group Ltd. 06/15/22 (161)
USD 412,780,723 EUR 375,128,000 BNP Paribas SA 06/15/22 (3,380,057)
USD 2,624,551 EUR 2,391,000 Natwest Markets plc 06/15/22 (27,986)
USD 645,961 EUR 583,000 UBS AG 06/15/22 (810)
USD 1,309,111 EUR 1,187,000 Westpac Banking Corp. 06/15/22 (7,727)
USD 2,215,627 GBP 1,689,080 Commonwealth Bank of Australia 06/15/22 (2,594)
USD 36,092,949 GBP 27,665,000 Toronto Dominion Bank 06/15/22 (238,719)
(3,885,517)
$ (3,702,082)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ..................... 383 04/22/22 USD 126.00 USD 38,300 $ 35,906

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
106
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10 Year Note ..................... 194 04/22/22 USD 121.50 USD 19,400 $ 75,780
$ 111,686
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.59% Semi-Annual
Morgan Stanley & Co.
International plc 01/12/23 1.59 % USD 60,354 $ 409,727
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.94% Semi-Annual Bank of America NA 11/15/23 1.94 USD 32,530 846,619
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.71% Semi-Annual
Goldman Sachs Bank
USA 06/24/24 1.71 USD 13,220 448,614
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.74% Semi-Annual
Goldman Sachs Bank
USA 06/28/24 1.74 USD 13,220 464,194
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.42% Semi-Annual
Goldman Sachs Bank
USA 07/22/24 1.42 USD 15,650 399,636
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.55% Semi-Annual Bank of America NA 07/29/24 1.55 USD 25,990 584,531
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.42% Semi-Annual Wells Fargo Bank NA 08/02/24 1.42 USD 15,820 410,457
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.17% Semi-Annual Citibank NA 06/05/25 1.17 USD 41,250 1,050,920
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.17% Semi-Annual Deutsche Bank AG 06/05/25 1.17 USD 15,855 402,148
5,016,846
Put
5-Year Interest Rate Swap
(a)
. 2.75% Semi-Annual 1 day SOFR Annual Bank of America NA 08/01/22 2.75 USD 71,660 471,498
5-Year Interest Rate Swap
(a)
. 2.59% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 01/12/23 2.59 USD 60,354 929,464
10-Year Interest Rate Swap
(a)
2.13% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 02/15/23 2.13 USD 35,920 1,306,498
10-Year Interest Rate Swap
(a)
1.94% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 11/15/23 1.94 USD 32,530 2,131,264
10-Year Interest Rate Swap
(a)
1.71% Semi-Annual 1 day SOFR Annual
Goldman Sachs Bank
USA 06/24/24 1.71 USD 13,220 878,802
10-Year Interest Rate Swap
(a)
1.74% Semi-Annual 1 day SOFR Annual
Goldman Sachs Bank
USA 06/28/24 1.74 USD 13,220 859,468
10-Year Interest Rate Swap
(a)
1.42% Semi-Annual 1 day SOFR Annual
Goldman Sachs Bank
USA 07/22/24 1.42 USD 15,650 1,294,414
10-Year Interest Rate Swap
(a)
1.42% Semi-Annual 1 day SOFR Annual Wells Fargo Bank NA 08/02/24 1.42 USD 15,820 1,305,197
10-Year Interest Rate Swap
(a)
1.54% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 08/05/24 1.54 USD 37,140 2,816,219
10-Year Interest Rate Swap
(a)
1.17% Semi-Annual 1 day SOFR Annual Citibank NA 06/05/25 1.17 USD 41,250 4,081,955
10-Year Interest Rate Swap
(a)
1.17% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/05/25 1.17 USD 15,855 1,571,772
17,646,551
$ 22,663,397
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ...................... 383 04/22/22 USD 128.00 USD 38,300 $ (17,954)

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 0.61% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 04/01/22 0.61 % USD 289,200 $ —
10-Year Interest Rate Swap
(a)
1.45% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 08/03/22 1.45 USD 13,485 (47,937)
10-Year Interest Rate Swap
(a)
1.55% Semi-Annual 1 day SOFR Annual Barclays Bank plc 08/08/22 1.55 USD 13,485 (65,636)
10-Year Interest Rate Swap
(a)
1.53% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 09/01/22 1.53 USD 44,520 (134,515)
10-Year Interest Rate Swap
(a)
1.80% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/07/22 1.80 USD 22,045 (160,549)
10-Year Interest Rate Swap
(a)
1.06% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/11/22 1.06 USD 14,550 (22,544)
10-Year Interest Rate Swap
(a)
1.80% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/13/22 1.80 USD 22,045 (164,348)
2-Year Interest Rate Swap
(a)
. 1.74% Semi-Annual 1 day SOFR Annual
Goldman Sachs Bank
USA 11/15/22 1.74 USD 242,285 (460,249)
2-Year Interest Rate Swap
(a)
. 1.78% Semi-Annual 1 day SOFR Annual
Goldman Sachs Bank
USA 11/15/22 1.78 USD 242,285 (491,339)
10-Year Interest Rate Swap
(a)
1.85% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 11/15/22 1.85 USD 45,220 (439,989)
10-Year Interest Rate Swap
(a)
1.45% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 12/05/22 1.45 USD 22,420 (180,649)
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 12/13/22 1.43 USD 36,385 (293,452)
10-Year Interest Rate Swap
(a)
1.42% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 12/15/22 1.42 USD 36,385 (289,689)
10-Year Interest Rate Swap
(a)
1.23% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 12/16/22 1.23 USD 13,193 (45,865)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 12/16/22 1.25 USD 13,193 (46,942)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly Citibank NA 12/30/22 1.25 USD 14,780 (57,449)
10-Year Interest Rate Swap
(a)
1.44% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 01/09/23 1.44 USD 27,230 (154,870)
2-Year Interest Rate Swap
(a)
. 1.25% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 01/10/23 1.25 USD 174,125 (207,204)
2-Year Interest Rate Swap
(a)
. 1.25% Semi-Annual 1 day SOFR Annual Barclays Bank plc 01/12/23 1.25 USD 174,125 (208,351)
2-Year Interest Rate Swap
(a)
. 1.36% Semi-Annual 1 day SOFR Annual Wells Fargo Bank NA 01/18/23 1.36 USD 72,480 (105,416)
2-Year Interest Rate Swap
(a)
. 1.39% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 02/17/23 1.39 USD 89,735 (156,213)
(3,733,206)
Put
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.61% Semi-Annual
JPMorgan Chase
Bank NA 04/01/22 0.61 USD 289,200 (10,887,389)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.74% Semi-Annual
JPMorgan Chase
Bank NA 04/06/22 0.74 USD 289,200 (10,178,620)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.95% Semi-Annual Deutsche Bank AG 08/03/22 1.95 USD 13,485 (457,260)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.05% Semi-Annual Barclays Bank plc 08/08/22 2.05 USD 13,485 (389,463)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.53% Semi-Annual
Morgan Stanley & Co.
International plc 09/01/22 1.53 USD 44,520 (3,770,846)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.80% Semi-Annual Deutsche Bank AG 10/07/22 1.80 USD 22,045 (1,431,125)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.06% Semi-Annual Deutsche Bank AG 10/11/22 1.06 USD 14,550 (1,805,711)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.80% Semi-Annual Deutsche Bank AG 10/13/22 1.80 USD 22,045 (1,445,191)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.85% Semi-Annual Bank of America NA 11/15/22 1.85 USD 45,220 (2,860,779)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.45% Semi-Annual
JPMorgan Chase
Bank NA 12/05/22 1.45 USD 22,420 (1,660,077)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.43% Semi-Annual
Morgan Stanley & Co.
International plc 12/13/22 1.43 USD 36,385 (2,748,486)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.42% Semi-Annual
JPMorgan Chase
Bank NA 12/15/22 1.42 USD 36,385 (2,781,002)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.23% Semi-Annual
Goldman Sachs Bank
USA 12/16/22 1.23 USD 13,193 (1,464,961)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual
Goldman Sachs Bank
USA 12/16/22 1.25 USD 13,193 (1,451,535)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual Citibank NA 12/30/22 1.25 USD 14,780 (1,617,346)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.44% Semi-Annual Barclays Bank plc 01/09/23 1.44 USD 27,230 (2,586,734)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.75% Semi-Annual Deutsche Bank AG 01/10/23 1.75 USD 174,125 (3,740,956)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.75% Semi-Annual Barclays Bank plc 01/12/23 1.75 USD 174,125 (3,737,838)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.25% Semi-Annual Deutsche Bank AG 02/15/23 2.25 USD 165,780 (2,483,076)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
108
Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.39% Semi-Annual
Morgan Stanley & Co.
International plc 02/17/23 2.39 % USD 134,603 $ (1,796,374)
(59,294,769)
$ (63,027,975)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.37.V1 ................... 1.00 % Quarterly 12/20/26 USD 142 , 44 0 $ (2,483,146) $ (2,664,624) $ 181,478
CDX.NA.HY.38.V1 ................... 5.00 Quarterly 06/20/27 USD 23 , 8 00 (1,348,546) (1,404,868) 56,322
$ (3,831,692) $ (4,069,492) $ 237,800
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.37.V1 ..... 5.00 % Quarterly 12/20/26 BB+ 8,100 $ 864,419 $ 580,525 $ 283,894
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR Annual 0.84% Annual N/A 03/01/23 USD 75,820 $ (475,538) $ 364,015 $ (839,553)
1 day SOFR Annual 0.64% Annual N/A 03/02/23 USD 11,490 (94,771) 14,722 (109,493)
1 day SOFR At Termination (0.01)% At Termination 07/08/22
(a)
07/08/23 USD 28,890 (649,954) (431,379) (218,575)
1 day SOFR Annual 0.24% Annual N/A 12/08/23 USD 88,660 (2,789,932) (1,789,746) (1,000,186)
1 day SOFR Annual 0.19% Annual N/A 12/14/23 USD 40,147 (1,321,139) (870,778) (450,361)
1 day SOFR Annual 0.25% Annual N/A 01/12/24 USD 229,990 (7,799,034) (5,014,504) (2,784,530)
1 day SOFR Annual 0.24% Annual N/A 01/21/24 USD 61,530 (2,141,896) (1,403,153) (738,743)
1.07% Semi-Annual 3 month LIBOR Quarterly N/A 02/25/24 USD 22,440 569,421 — 569,421
1.05% Semi-Annual 3 month LIBOR Quarterly N/A 02/28/24 USD 108,360 2,795,489 — 2,795,489
1.06% Semi-Annual 3 month LIBOR Quarterly N/A 02/29/24 USD 26,400 675,456 — 675,456
1 day SOFR Annual 0.25% Annual N/A 03/04/24 USD 170,110 (6,412,486) (3,845,139) (2,567,347)
3 month LIBOR Quarterly 0.52% Semi-Annual N/A 03/07/24 USD 100,585 (3,708,782) — (3,708,782)
1.11% Semi-Annual 3 month LIBOR Quarterly N/A 03/10/24 USD 25,100 650,072 — 650,072
3 month LIBOR Quarterly 0.56% Semi-Annual N/A 03/23/24 USD 100,585 (3,816,235) — (3,816,235)
0.56% Semi-Annual 3 month LIBOR Quarterly N/A 03/24/24 USD 18,610 705,825 — 705,825
3 month LIBOR Quarterly 0.57% Semi-Annual N/A 03/25/24 USD 203,900 (7,715,325) — (7,715,325)
1.10% Semi-Annual 3 month LIBOR Quarterly 04/04/22
(a)
04/04/24 USD 13,460 377,122 — 377,122
0.99% Annual 1 day SOFR Annual 04/07/22
(a)
04/07/24 USD 53,750 1,358,609 — 1,358,609
0.99% Annual 1 day SOFR Annual 04/07/22
(a)
04/07/24 USD 53,750 1,360,727 — 1,360,727
0.64% Semi-Annual 3 month LIBOR Quarterly 04/08/22
(a)
04/08/24 USD 96,170 3,572,397 — 3,572,397

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.65% Semi-Annual 3 month LIBOR Quarterly 04/11/22
(a)
04/11/24 USD 52,950 $ 1,965,486 $ — $ 1,965,486
0.69% Semi-Annual 3 month LIBOR Quarterly 04/12/22
(a)
04/12/24 USD 53,150 1,934,310 — 1,934,310
0.68% Semi-Annual 3 month LIBOR Quarterly 04/12/22
(a)
04/12/24 USD 76,930 2,817,599 — 2,817,599
1.08% Annual 1 day SOFR Annual 04/13/22
(a)
04/13/24 USD 106,850 2,557,007 — 2,557,007
0.80% Semi-Annual 3 month LIBOR Quarterly 04/14/22
(a)
04/14/24 USD 53,070 1,828,098 — 1,828,098
0.79% Semi-Annual 3 month LIBOR Quarterly 04/14/22
(a)
04/14/24 USD 53,070 1,837,123 — 1,837,123
0.73% Semi-Annual 3 month LIBOR Quarterly 04/14/22
(a)
04/14/24 USD 50,570 1,810,812 — 1,810,812
1 day SOFR Annual 0.33% Annual 04/20/22
(a)
04/20/24 USD 51,740 (2,022,620) (1,307,363) (715,257)
0.81% Semi-Annual 3 month LIBOR Quarterly 04/20/22
(a)
04/20/24 USD 26,575 919,403 — 919,403
0.94% Semi-Annual 3 month LIBOR Quarterly 04/20/22
(a)
04/20/24 USD 46,540 1,494,701 — 1,494,701
0.92% Semi-Annual 3 month LIBOR Quarterly 04/20/22
(a)
04/20/24 USD 22,065 715,705 — 715,705
0.81% Semi-Annual 3 month LIBOR Quarterly 04/20/22
(a)
04/20/24 USD 26,575 915,975 — 915,975
0.91% Semi-Annual 3 month LIBOR Quarterly 04/25/22
(a)
04/25/24 USD 53,370 1,745,316 — 1,745,316
0.94% Semi-Annual 3 month LIBOR Quarterly 04/25/22
(a)
04/25/24 USD 53,367 1,711,913 — 1,711,913
0.93% Semi-Annual 3 month LIBOR Quarterly 04/25/22
(a)
04/25/24 USD 26,683 863,999 — 863,999
0.99% Semi-Annual 3 month LIBOR Quarterly 04/26/22
(a)
04/26/24 USD 26,735 838,080 — 838,080
0.99% Semi-Annual 3 month LIBOR Quarterly 04/26/22
(a)
04/26/24 USD 26,735 833,782 — 833,782
0.98% Semi-Annual 3 month LIBOR Quarterly 04/26/22
(a)
04/26/24 USD 26,735 843,184 — 843,184
1.00% Semi-Annual 3 month LIBOR Quarterly 04/29/22
(a)
04/29/24 USD 26,720 835,282 — 835,282
1 day SOFR Annual 2.35% Annual 05/03/22
(a)
05/03/24 USD 144,100 — — —
1.01% Semi-Annual 3 month LIBOR Quarterly 05/03/22
(a)
05/03/24 USD 80,235 2,509,501 — 2,509,501
1.02% Semi-Annual 3 month LIBOR Quarterly 05/03/22
(a)
05/03/24 USD 80,235 2,493,096 — 2,493,096
1.05% Semi-Annual 3 month LIBOR Quarterly 05/12/22
(a)
05/12/24 USD 53,250 1,646,129 — 1,646,129
1.06% Semi-Annual 3 month LIBOR Quarterly 05/12/22
(a)
05/12/24 USD 26,595 819,131 — 819,131
1.07% Semi-Annual 3 month LIBOR Quarterly 05/12/22
(a)
05/12/24 USD 26,595 811,099 — 811,099
1.11% Semi-Annual 3 month LIBOR Quarterly 05/16/22
(a)
05/16/24 USD 36,220 1,083,954 — 1,083,954
1.10% Semi-Annual 3 month LIBOR Quarterly 05/17/22
(a)
05/17/24 USD 16,590 502,148 — 502,148
1.25% Semi-Annual 3 month LIBOR Quarterly 06/07/22
(a)
06/07/24 USD 27,160 768,975 — 768,975
1.22% Semi-Annual 3 month LIBOR Quarterly 06/07/22
(a)
06/07/24 USD 27,110 782,303 — 782,303
1.27% Semi-Annual 3 month LIBOR Quarterly 06/17/22
(a)
06/17/24 USD 27,175 773,508 — 773,508
1.28% Semi-Annual 3 month LIBOR Quarterly 06/17/22
(a)
06/17/24 USD 27,175 770,607 — 770,607
0.73% Semi-Annual 3 month LIBOR Quarterly 06/21/22
(a)
06/21/24 USD 53,090 2,079,842 — 2,079,842
1 day SOFR Annual 2.50% Annual 07/05/22
(a)
07/05/24 USD 64,200 — — —
1.31% Annual 1 day SOFR Annual 07/18/22
(a)
07/18/24 USD 26,835 651,535 — 651,535
1.30% Annual 1 day SOFR Annual 07/18/22
(a)
07/18/24 USD 22,295 546,095 — 546,095
1.37% Annual 1 day SOFR Annual 07/20/22
(a)
07/20/24 USD 26,780 619,965 — 619,965
1.47% Annual 1 day SOFR Annual 07/29/22
(a)
07/29/24 USD 26,575 571,570 — 571,570
1.48% Annual 1 day SOFR Annual 07/29/22
(a)
07/29/24 USD 26,575 567,423 — 567,423
1.62% Annual 1 day SOFR Annual 08/08/22
(a)
08/08/24 USD 52,480 994,443 — 994,443
1.76% Annual 1 day SOFR Annual 08/12/22
(a)
08/12/24 USD 52,400 857,290 — 857,290
1.76% Annual 1 day SOFR Annual 08/12/22
(a)
08/12/24 USD 52,400 857,800 — 857,800
1.94% Annual 1 day SOFR Annual 08/12/22
(a)
08/12/24 USD 52,105 663,610 — 663,610
1.94% Annual 1 day SOFR Annual 08/12/22
(a)
08/12/24 USD 52,105 670,209 — 670,209
1.81% Annual 1 day SOFR Annual 08/12/22
(a)
08/12/24 USD 52,230 805,655 — 805,655
0.74% Semi-Annual 3 month LIBOR Quarterly 08/12/22
(a)
08/12/24 USD 64,490 2,635,396 — 2,635,396
1.90% Annual 1 day SOFR Annual 08/15/22
(a)
08/15/24 USD 30,710 419,759 — 419,759
0.78% Semi-Annual 3 month LIBOR Quarterly 08/15/22
(a)
08/15/24 USD 36,090 1,450,336 — 1,450,336
1.90% Annual 1 day SOFR Annual 08/17/22
(a)
08/17/24 USD 39,590 548,691 — 548,691
1 day SOFR Annual 1.70% Annual 09/02/22
(a)
09/02/24 USD 26,375 (474,312) — (474,312)
1 day SOFR Annual 1.72% Annual 09/02/22
(a)
09/02/24 USD 26,375 (465,320) — (465,320)
1 day SOFR Annual 1.42% Annual 09/06/22
(a)
09/06/24 USD 52,800 (1,247,154) — (1,247,154)
1 day SOFR Annual 1.46% Annual 09/06/22
(a)
09/06/24 USD 26,415 (601,327) — (601,327)
1 day SOFR Annual 1.52% Annual 09/06/22
(a)
09/06/24 USD 52,800 (1,142,926) — (1,142,926)
1 day SOFR Annual 1.52% Annual 09/06/22
(a)
09/06/24 USD 52,800 (1,139,845) — (1,139,845)
2.45% Annual 1 day SOFR Annual 09/07/22
(a)
09/07/24 USD 26,165 96,292 — 96,292
2.43% Annual 1 day SOFR Annual 09/07/22
(a)
09/07/24 USD 26,165 104,964 — 104,964
1 day SOFR Annual 1.61% Annual 09/07/22
(a)
09/07/24 USD 26,165 (521,512) — (521,512)
1 day SOFR Annual 1.71% Annual 09/07/22
(a)
09/07/24 USD 26,200 (470,615) — (470,615)
1.89% Annual 1 day SOFR Annual 09/13/22
(a)
09/13/24 USD 51,700 751,917 — 751,917
1.89% Annual 1 day SOFR Annual 09/13/22
(a)
09/13/24 USD 26,030 382,068 — 382,068

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
110
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.93% Annual 1 day SOFR Annual 09/13/22
(a)
09/13/24 USD 51,650 $ 713,541 $ — $ 713,541
2.12% Annual 1 day SOFR Annual 09/16/22
(a)
09/16/24 USD 12,845 130,557 — 130,557
2.08% Annual 1 day SOFR Annual 09/16/22
(a)
09/16/24 USD 12,845 141,181 — 141,181
2.07% Annual 1 day SOFR Annual 09/16/22
(a)
09/16/24 USD 12,845 143,488 — 143,488
2.10% Annual 1 day SOFR Annual 09/19/22
(a)
09/19/24 USD 11,250 120,526 — 120,526
2.07% Annual 1 day SOFR Annual 09/19/22
(a)
09/19/24 USD 25,820 290,617 — 290,617
2.07% Annual 1 day SOFR Annual 09/19/22
(a)
09/19/24 USD 25,820 289,614 — 289,614
2.08% Annual 1 day SOFR Annual 09/19/22
(a)
09/19/24 USD 25,820 284,597 — 284,597
2.28% Annual 1 day SOFR Annual 09/20/22
(a)
09/20/24 USD 25,860 183,903 — 183,903
2.31% Annual 1 day SOFR Annual 09/20/22
(a)
09/20/24 USD 25,925 170,011 — 170,011
2.30% Annual 1 day SOFR Annual 09/20/22
(a)
09/20/24 USD 51,850 350,094 — 350,094
2.27% Annual 1 day SOFR Annual 09/20/22
(a)
09/20/24 USD 51,950 380,039 — 380,039
2.31% Annual 1 day SOFR Annual 09/20/22
(a)
09/20/24 USD 25,925 172,025 — 172,025
2.47% Annual 1 day SOFR Annual 09/23/22
(a)
09/23/24 USD 25,910 90,707 — 90,707
2.46% Annual 1 day SOFR Annual 09/23/22
(a)
09/23/24 USD 25,910 98,760 — 98,760
2.68% Annual 1 day SOFR Annual 09/27/22
(a)
09/27/24 USD 24,525 (7,891) — (7,891)
2.67% Annual 1 day SOFR Annual 09/27/22
(a)
09/27/24 USD 24,525 (7,415) — (7,415)
1 day SOFR Annual 2.70% Annual 09/30/22
(a)
09/30/24 USD 29,481 22,963 — 22,963
1 day SOFR Annual 2.73% Annual 09/30/22
(a)
09/30/24 USD 11,130 13,894 — 13,894
1 day SOFR Annual 2.73% Annual 09/30/22
(a)
09/30/24 USD 265,329 332,862 — 332,862
2.81% Annual 1 day SOFR Annual 10/03/22
(a)
10/03/24 USD 24,645 (68,215) — (68,215)
2.69% Annual 1 day SOFR Annual 10/04/22
(a)
10/04/24 USD 44,080 (21,999) — (21,999)
1 day SOFR Annual 2.64% Annual 10/04/22
(a)
10/04/24 USD 127,700 — — —
1 day SOFR Annual 1.71% Annual 12/09/22
(a)
12/09/24 USD 144,210 (2,792,825) — (2,792,825)
1.89% Annual 1 day SOFR Annual 02/22/23
(a)
02/22/25 USD 17,948 287,704 — 287,704
1.99% Annual 1 day SOFR Annual 02/27/23
(a)
02/27/25 USD 26,570 376,101 — 376,101
2.53% Annual 1 day SOFR Annual 03/28/23
(a)
03/28/25 USD 95,160 334,834 — 334,834
1 day SOFR Annual 0.10% Annual N/A 06/02/25 USD 5,860 (402,855) (285,849) (117,006)
0.85% Annual
6 month
EURIBOR Semi-Annual 02/12/24
(a)
02/12/26 – — — —
1.54% Semi-Annual 3 month LIBOR Quarterly 02/25/25
(a)
02/25/26 USD 71,870 631,221 — 631,221
1.62% Semi-Annual 3 month LIBOR Quarterly 02/26/25
(a)
02/26/26 USD 51,810 414,155 — 414,155
1.71% Semi-Annual 3 month LIBOR Quarterly 03/06/25
(a)
03/06/26 USD 19,970 141,700 — 141,700
1.33% Annual 1 day SOFR Annual N/A 01/14/27 USD 64,310 2,544,788 — 2,544,788
1 day SOFR Annual 1.33% Annual N/A 01/14/27 USD 10,440 (412,620) — (412,620)
1 day SOFR Annual 1.17% Annual N/A 01/20/27 USD 14,610 (693,926) (365,190) (328,736)
1 day SOFR Annual 1.19% Annual N/A 01/20/27 USD 20,200 (944,997) (490,560) (454,437)
1.56% Annual 1 day SOFR Annual N/A 03/04/27 USD 10,120 315,528 — 315,528
1.49% Annual 1 day SOFR Annual N/A 03/04/27 USD 10,130 347,603 — 347,603
1.50% Annual 1 day SOFR Annual N/A 03/04/27 USD 7,900 268,831 — 268,831
1.54% Annual 1 day SOFR Annual N/A 03/04/27 USD 10,120 325,865 — 325,865
1.57% Annual 1 day SOFR Annual N/A 03/04/27 USD 10,120 311,922 — 311,922
1 day SOFR Annual 1.73% Annual N/A 03/14/27 USD 5,000 (117,854) — (117,854)
1 day SOFR Annual 1.74% Annual N/A 03/14/27 USD 19,990 (457,885) — (457,885)
1 day SOFR Annual 1.75% Annual N/A 03/15/27 USD 5,000 (112,392) — (112,392)
1 day SOFR Annual 2.05% Annual N/A 03/18/27 USD 20,140 (169,718) — (169,718)
1.97% Annual 1 day SOFR Annual N/A 03/21/27 USD 145,230 1,846,441 — 1,846,441
1 day SOFR Annual 2.13% Annual N/A 03/25/27 USD 9,605 (47,564) — (47,564)
1 day SOFR Annual 2.13% Annual N/A 03/25/27 USD 9,605 (47,336) — (47,336)
1 day SOFR Annual 2.29% Annual N/A 03/31/27 USD 4,825 11,729 — 11,729
1 day SOFR Annual 2.30% Annual N/A 03/31/27 USD 4,825 12,073 — 12,073
1 day SOFR Annual 2.35% Annual N/A 03/31/27 USD 9,990 52,001 — 52,001
1 day SOFR Annual 1.45% Annual 04/13/22
(a)
04/13/27 USD 55,040 (2,098,119) — (2,098,119)
3 month LIBOR Quarterly 1.63% Semi-Annual 05/26/22
(a)
05/26/27 USD 44,610 (1,957,803) — (1,957,803)
3 month LIBOR Quarterly 0.65% Semi-Annual 06/20/22
(a)
06/20/27 USD 21,680 (1,966,527) — (1,966,527)
3 month LIBOR Quarterly 0.68% Semi-Annual 06/20/22
(a)
06/20/27 USD 21,680 (1,938,634) — (1,938,634)
1 day SOFR Annual 1.25% Annual 07/05/22
(a)
07/05/27 USD 11,005 (554,734) — (554,734)
3 month LIBOR Quarterly 1.35% Semi-Annual 07/08/22
(a)
07/08/27 USD 30,030 (1,758,720) — (1,758,720)
3 month LIBOR Quarterly 1.19% Semi-Annual 07/19/22
(a)
07/19/27 USD 24,070 (1,594,100) — (1,594,100)
3 month LIBOR Quarterly 1.48% Semi-Annual 08/01/22
(a)
08/01/27 USD 32,905 (1,736,594) — (1,736,594)

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.49% Semi-Annual 08/01/22
(a)
08/01/27 USD 32,905 $ (1,721,233) $ — $ (1,721,233)
1 day SOFR Annual 1.93% Annual 08/12/22
(a)
08/12/27 USD 16,100 (300,079) — (300,079)
0.50% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/27 USD 25,550 2,568,090 — 2,568,090
1.50% Annual 1 day SOFR Annual 09/06/22
(a)
09/06/27 USD 21,700 851,649 — 851,649
1.62% Annual 1 day SOFR Annual 09/07/22
(a)
09/07/27 USD 10,760 364,684 — 364,684
1 day SOFR Annual 2.03% Annual 09/16/22
(a)
09/16/27 USD 21,050 (304,027) — (304,027)
1 day SOFR Annual 1.99% Annual 09/19/22
(a)
09/19/27 USD 10,635 (176,756) — (176,756)
1 day SOFR Annual 2.00% Annual 09/19/22
(a)
09/19/27 USD 10,635 (171,017) — (171,017)
1 day SOFR Annual 2.01% Annual 09/19/22
(a)
09/19/27 USD 10,635 (165,278) — (165,278)
2.48% Annual 1 day SOFR Annual 09/30/22
(a)
09/30/27 USD 35,361 (230,202) — (230,202)
2.44% Annual 1 day SOFR Annual 09/30/22
(a)
09/30/27 USD 3,929 (18,212) — (18,212)
3 month LIBOR Quarterly 1.68% Semi-Annual 11/21/22
(a)
11/21/27 USD 340 (15,059) — (15,059)
2.34% Annual 1 day SOFR Annual 01/04/23
(a)
01/04/28 USD 4,420 — — —
1 day SOFR Annual 1.90% Annual 02/14/23
(a)
02/14/28 USD 10,990 (214,217) — (214,217)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 02/15/28 USD 14,970 977,798 — 977,798
2.31% Annual 1 day SOFR Annual 03/28/23
(a)
03/28/28 USD 33,080 958 — 958
3 month LIBOR Quarterly 0.65% Semi-Annual 07/12/23
(a)
07/12/28 USD 21,830 (1,898,993) — (1,898,993)
1.78% Annual 1 day SOFR Annual 06/30/22
(a)
02/15/29 USD 61,000 1,664,810 (78,175) 1,742,985
1 day SOFR Annual 2.07% Annual 06/30/22
(a)
02/15/29 USD 28,050 (266,376) — (266,376)
2.50% Semi-Annual 3 month LIBOR Quarterly 03/20/26
(a)
03/20/31 USD 2 (19) — (19)
3 month LIBOR Quarterly 1.51% Semi-Annual N/A 08/19/31 USD 1,780 (133,107) — (133,107)
1.52% Semi-Annual 3 month LIBOR Quarterly N/A 09/24/31 USD 34,890 2,668,717 — 2,668,717
1.78% Semi-Annual 3 month LIBOR Quarterly N/A 10/18/31 USD 17,720 839,819 — 839,819
2.09% Annual 1 day SOFR Annual 06/30/22
(a)
11/15/31 USD 35,920 219,170 — 219,170
2.05% Annual 1 day SOFR Annual 06/30/22
(a)
11/15/31 USD 26,820 245,713 — 245,713
2.12% Annual 1 day SOFR Annual 06/30/22
(a)
11/15/31 USD 15,300 53,677 — 53,677
1 day SOFR Annual 1.63% Annual 06/30/22
(a)
11/15/31 USD 26,910 (1,212,934) — (1,212,934)
1 day SOFR Annual 1.80% Annual 06/30/22
(a)
11/15/31 USD 26,340 (799,841) — (799,841)
1 day SOFR Annual 1.82% Annual 06/30/22
(a)
11/15/31 USD 47,950 (1,403,095) 119,554 (1,522,649)
1.48% Annual 1 day SOFR Annual N/A 11/26/31 USD 12,810 654,500 — 654,500
1 day SOFR Annual 1.19% Annual N/A 12/07/31 USD 3,673 (286,905) — (286,905)
1 day SOFR Annual 1.24% Annual N/A 12/07/31 USD 11,130 (816,830) — (816,830)
1.46% Annual 1 day SOFR Annual N/A 01/06/32 USD 13,660 746,054 — 746,054
1.55% Annual 1 day SOFR Annual N/A 01/10/32 USD 11,170 521,054 — 521,054
1.61% Annual 1 day SOFR Annual N/A 01/11/32 USD 11,160 466,422 — 466,422
1.74% Annual 1 day SOFR Annual N/A 02/08/32 USD 9,780 309,260 — 309,260
1.79% Annual 1 day SOFR Annual N/A 02/10/32 USD 20,430 547,670 — 547,670
1.59% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/32 USD 7,920 563,842 — 563,842
1.62% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/32 USD 3,960 272,340 — 272,340
3 month LIBOR Quarterly 1.60% Semi-Annual N/A 03/02/32 USD 15,890 (1,128,259) — (1,128,259)
1 day SOFR Annual 1.67% Annual N/A 03/02/32 USD 5,530 (213,697) — (213,697)
1 day SOFR Annual 1.68% Annual N/A 03/02/32 USD 5,530 (207,201) — (207,201)
1 day SOFR Annual 1.51% Annual N/A 03/03/32 USD 11,000 (585,668) — (585,668)
1 day SOFR Annual 1.54% Annual N/A 03/03/32 USD 10,980 (559,804) — (559,804)
1 day SOFR Annual 1.57% Annual N/A 03/03/32 USD 10,970 (525,597) — (525,597)
1.75% Annual 1 day SOFR Annual N/A 03/04/32 USD 5,365 168,392 — 168,392
1.74% Annual 1 day SOFR Annual N/A 03/04/32 USD 5,365 174,693 — 174,693
1 day SOFR Annual 1.55% Annual N/A 03/08/32 USD 5,445 (270,188) — (270,188)
1 day SOFR Annual 1.60% Annual N/A 03/08/32 USD 5,445 (245,599) — (245,599)
1 day SOFR Annual 1.61% Annual N/A 03/08/32 USD 5,445 (240,681) — (240,681)
1.67% Annual 1 day SOFR Annual N/A 03/10/32 USD 8,430 329,005 — 329,005
1.76% Annual 1 day SOFR Annual N/A 03/11/32 USD 2,675 83,043 — 83,043
1.73% Annual 1 day SOFR Annual N/A 03/11/32 USD 12,430 416,744 — 416,744
1.77% Annual 1 day SOFR Annual N/A 03/11/32 USD 2,675 81,835 — 81,835
1.81% Annual 1 day SOFR Annual N/A 03/14/32 USD 4,410 117,731 — 117,731
1.81% Annual 1 day SOFR Annual N/A 03/14/32 USD 5,365 143,711 — 143,711
1.84% Annual 1 day SOFR Annual N/A 03/14/32 USD 5,365 129,176 — 129,176
1.81% Annual 1 day SOFR Annual N/A 03/15/32 USD 3,440 91,074 — 91,074
1.90% Annual 1 day SOFR Annual N/A 03/16/32 USD 6,230 117,191 — 117,191
1.93% Annual 1 day SOFR Annual N/A 03/16/32 USD 5,330 87,665 — 87,665

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
112
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.97% Annual 1 day SOFR Annual N/A 03/16/32 USD 10,630 $ 128,006 $ — $ 128,006
1.91% Annual 1 day SOFR Annual N/A 03/17/32 USD 4,110 72,322 — 72,322
2.09% Annual 1 day SOFR Annual N/A 03/18/32 USD 5,420 7,568 — 7,568
1 day SOFR Annual 2.01% Annual N/A 03/22/32 USD 2,675 (23,936) — (23,936)
2.15% Annual 1 day SOFR Annual N/A 03/23/32 USD 5,385 (20,784) — (20,784)
2.10% Annual 1 day SOFR Annual N/A 03/23/32 USD 5,405 7,184 — 7,184
2.18% Annual 1 day SOFR Annual N/A 03/23/32 USD 5,385 (35,119) — (35,119)
2.09% Annual 1 day SOFR Annual N/A 03/23/32 USD 5,405 9,134 — 9,134
2.23% Annual 1 day SOFR Annual N/A 03/24/32 USD 5,470 (59,087) — (59,087)
2.15% Annual 1 day SOFR Annual N/A 03/25/32 USD 12,000 (41,877) (2,062) (39,815)
1 day SOFR Annual 2.21% Annual N/A 03/25/32 USD 3,970 35,346 — 35,346
2.20% Annual 1 day SOFR Annual N/A 03/28/32 USD 3,520 (28,282) — (28,282)
1 day SOFR Annual 2.18% Annual N/A 03/28/32 USD 20,300 129,215 — 129,215
2.29% Annual 1 day SOFR Annual N/A 03/30/32 USD 2,500 (39,555) — (39,555)
1 day SOFR Annual 2.27% Annual 06/24/22
(a)
06/24/32 USD 14,500 142,989 — 142,989
1 day SOFR Annual 1.96% Annual 08/17/22
(a)
08/17/32 USD 680 (12,542) — (12,542)
1.72% Annual 1 day SOFR Annual 02/06/23
(a)
02/06/33 USD 11,350 460,605 — 460,605
1 day SOFR Annual 2.30% Annual 03/28/23
(a)
03/28/33 USD 10,400 120,287 — 120,287
3 month LIBOR Quarterly 1.67% Semi-Annual 08/06/24
(a)
08/06/34 USD 14,850 (898,639) — (898,639)
2.08% Annual 1 day SOFR Annual 04/01/25
(a)
04/01/35 USD 13,930 — — —
1 day SOFR Annual 1.80% Annual 01/15/27
(a)
01/15/37 USD 8,330 (165,299) — (165,299)
0.97% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/40 USD 3,550 771,466 — 771,466
1.83% Annual 1 day SOFR Annual 06/30/22
(a)
08/15/47 USD 11,590 538,961 — 538,961
1 day SOFR Annual 2.05% Annual 06/30/22
(a)
08/15/47 USD 12,070 (27,989) — (27,989)
1 day SOFR Annual 2.13% Annual 06/30/22
(a)
08/15/47 USD 11,460 147,924 — 147,924
1.83% Annual 1 day SOFR Annual 06/30/22
(a)
11/15/48 USD 11,750 521,583 (54,682) 576,265
3 month LIBOR Quarterly 1.02% Semi-Annual N/A 08/17/50 USD 2,470 (675,283) — (675,283)
3 month LIBOR Quarterly 1.87% Semi-Annual N/A 02/19/51 USD 3,135 (288,646) — (288,646)
3 month LIBOR Quarterly 1.91% Semi-Annual N/A 02/22/51 USD 1,568 (132,337) — (132,337)
3 month LIBOR Quarterly 1.90% Semi-Annual N/A 06/11/51 USD 3,360 (272,322) — (272,322)
1 day SOFR Annual 1.62% Annual N/A 01/06/52 USD 1,530 (121,463) 1,125 (122,588)
1 day SOFR Annual 1.67% Annual 04/01/42
(a)
04/01/52 USD 6,070 — — —
1.09% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 3,940 1,054,459 — 1,054,459
1.14% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 3,940 1,014,443 — 1,014,443
0.88% Semi-Annual 3 month LIBOR Quarterly 07/12/23
(a)
07/12/53 USD 4,020 1,213,929 — 1,213,929
1.67% Annual 1 day SOFR Annual 01/15/25
(a)
01/15/55 USD 1,870 92,041 — 92,041
1.69% Annual 1 day SOFR Annual 01/15/27
(a)
01/15/57 USD 1,080 36,132 — 36,132
$ 21,024,680 $ (15,439,164) $ 36,463,844
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 0.16%
3 month LIBOR ....................................... London Interbank Offered Rate 0.96

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 1,079,941 $ (20,008,072) $ 103,554,711 $ (66,569,173) $ —
Options Written ................................................... N/A N/A 11,077,844 (45,466,571) (63,045,929)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 50,311,184 $ — $ 50,311,184
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 183,435 — — 183,435
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 22,775,083 — 22,775,083
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 521,694 — — 103,033,017 — 103,554,711
$ — $ 521,694 $ — $ 183,435 $ 176,119,284 $ — $ 176,824,413
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 47,206,423 — 47,206,423
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 3,885,517 — — 3,885,517
Options written
(b)
Options written at value ..................... — — — — 63,045,929 — 63,045,929
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 66,569,173 — 66,569,173
$ — $ — $ — $ 3,885,517 $ 176,821,525 $ — $ 180,707,042
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended March 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 165,898 $ — $ 165,898
Forward foreign currency exchange contracts .... — — — 37,226,162 — — 37,226,162
Options purchased
(a)
.................... — — — — 6,705,021 — 6,705,021
Options written ........................ — — — — (6,623,227) — (6,623,227)
Swaps .............................. — 2,408,894 — — (8,984,007) — (6,575,113)
$ — $ 2,408,894 $ — $ 37,226,162 $ (8,736,315) $ — $ 30,898,741

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
114
Schedule of Investments
(unaudited) (continued)
March 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — — — (7,633,351) — (7,633,351)
Forward foreign currency exchange contracts .... — — — (14,819,042) — — (14,819,042)
Options purchased
(b)
.................... — — — — 3,970,030 — 3,970,030
Options written ........................ — — — — (41,526,125) — (41,526,125)
Swaps .............................. — (409,343) — — 35,784,021 — 35,374,678
$ — $ (409,343) $ — $ (14,819,042) $ (9,405,425) $ — $ (24,633,810)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,666,724,086
Average notional value of contracts — short ................................................................................. $ 1,929,311,266
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... $ 509,024,995
Average amounts sold — in USD ........................................................................................ $ 7,214,197
Options
Average value of option contracts purchased ................................................................................ $ 153,812
Average value of option contracts written ................................................................................... $ 40,149
Average notional value of swaption contracts purchased ......................................................................... $ 501,067,000
Average notional value of swaption contracts written ........................................................................... $ 2,063,790,555
Credit default swaps
Average notional value — buy protection ................................................................................... $ 238,695,000
Average notional value — sell protection ................................................................................... $ 15,602,500
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 3,390,464,978
Average notional value — receives fixed rate ................................................................................ $ 2,175,765,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 2,954,408 $ 5,178,078
Forward foreign currency exchange contracts ................................................................. 183,435 3,885,517
Options
(a)(b)
........................................................................................ 22,775,083 63,045,929
Swaps — centrally cleared .............................................................................. — 4,134,452
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 25,912,926 $ 76,243,976
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(3,066,094) (9,330,484)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 22,846,832 $ 66,913,492
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2022
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 4,039,995 $ (3,304,997) $ (485,194) $ — $ 249,804
Bank of Montreal ................................ 17,580 — — — 17,580
Bank of New York ................................ 67,305 — — — 67,305
Citibank NA .................................... 5,132,875 (1,674,795) — (3,458,080) —
Deutsche Bank AG ............................... 7,078,900 (7,078,900) — — —
Goldman Sachs Bank USA .......................... 4,345,128 (3,960,891) — — 384,237
JPMorgan Chase Bank NA .......................... 24,627 (24,627) — — —
Morgan Stanley & Co. International plc .................. 414,440 (414,440) — — —
State Street Bank and Trust Co. ...................... 10,328 — — — 10,328
Wells Fargo Bank NA .............................. 1,715,654 (105,416) — (1,420,000) 190,238
$ 22,846,832 $ (16,564,066) $ (485,194) $ (4,878,080) $ 919,492
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(e)
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(f)
ANZ Banking Group Ltd. ........................... $ 161 $ — $ — $ — $ 161
Bank of America NA .............................. 3,304,997 (3,304,997) — — —
Barclays Bank plc ................................ 7,142,892 — — (7,142,892) —
BNP Paribas SA ................................. 3,380,057 — — — 3,380,057
Citibank NA .................................... 1,674,795 (1,674,795) — — —
Commonwealth Bank of Australia ..................... 2,594 — — — 2,594
Deutsche Bank AG ............................... 11,965,901 (7,078,900) — (4,887,001) —
Goldman Sachs Bank USA .......................... 3,960,891 (3,960,891) — — —
JPMorgan Chase Bank NA .......................... 25,977,426 (24,627) — (25,952,799) —
Morgan Stanley & Co. International plc .................. 9,038,897 (414,440) (5,814,457) (2,810,000) —
Natwest Markets plc .............................. 27,986 — — — 27,986
Toronto Dominion Bank ............................ 238,719 — — — 238,719
UBS AG ...................................... 85,033 — — — 85,033
Wells Fargo Bank NA .............................. 105,416 (105,416) — — —
Westpac Banking Corp. ............................ 7,727 — — — 7,727
$ 66,913,492 $ (16,564,066) $ (5,814,457) $ (40,792,692) $ 3,742,277
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
116
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 1,329,613,798 $ 699,422 $ 1,330,313,220
Corporate Bonds
Aerospace & Defense .................................... — 20,896,114 — 20,896,114
Airlines .............................................. — 17,723,340 — 17,723,340
Auto Components ...................................... — 21,755,934 — 21,755,934
Automobiles .......................................... — 77,787,511 — 77,787,511
Banks ............................................... — 592,784,309 — 592,784,309
Beverages ........................................... — 9,737,816 — 9,737,816
Biotechnology ......................................... — 21,717,650 — 21,717,650
Building Products ....................................... — 3,120,181 — 3,120,181
Capital Markets ........................................ — 251,369,169 — 251,369,169
Chemicals ............................................ — 62,124,306 — 62,124,306
Commercial Services & Supplies ............................. — 16,902,282 — 16,902,282
Communications Equipment ................................ — 4,882,820 — 4,882,820
Construction & Engineering ................................ — 10,054,197 — 10,054,197
Construction Materials .................................... — 3,077,802 — 3,077,802
Consumer Finance ...................................... — 185,494,320 — 185,494,320
Containers & Packaging .................................. — 37,883,507 — 37,883,507
Diversified Consumer Services .............................. — 2,330,571 — 2,330,571
Diversified Financial Services ............................... — 16,778,027 — 16,778,027
Diversified Telecommunication Services ........................ — 74,216,193 — 74,216,193
Electric Utilities ........................................ — 93,424,003 — 93,424,003
Electrical Equipment ..................................... — 5,187,187 — 5,187,187
Electronic Equipment, Instruments & Components ................. — 19,595,697 — 19,595,697
Energy Equipment & Services .............................. — 5,138,332 — 5,138,332
Entertainment ......................................... — 12,435,876 — 12,435,876
Equity Real Estate Investment Trusts (REITs) .................... — 122,056,172 — 122,056,172
Food & Staples Retailing .................................. — 27,123,207 — 27,123,207
Food Products ......................................... — 32,064,893 — 32,064,893
Gas Utilities ........................................... — 10,901,062 — 10,901,062
Health Care Equipment & Supplies ........................... — 18,289,122 — 18,289,122
Health Care Providers & Services ............................ — 63,899,424 — 63,899,424
Health Care Technology .................................. — 1,331,546 — 1,331,546
Hotels, Restaurants & Leisure .............................. — 38,290,053 — 38,290,053
Household Durables ..................................... — 30,672,104 — 30,672,104
Household Products ..................................... — 710,421 — 710,421
Independent Power and Renewable Electricity Producers ............ — 10,714,582 — 10,714,582
Industrial Conglomerates .................................. — 3,892,983 — 3,892,983
Insurance ............................................ — 52,357,706 — 52,357,706
Interactive Media & Services ............................... — 15,170,323 — 15,170,323
Internet & Direct Marketing Retail ............................ — 182,982 — 182,982
IT Services ........................................... — 34,298,520 — 34,298,520
Life Sciences Tools & Services .............................. — 5,592,197 — 5,592,197
Machinery ............................................ — 26,602,656 — 26,602,656
Media ............................................... — 53,792,879 — 53,792,879
Metals & Mining ........................................ — 19,964,165 — 19,964,165
Mortgage Real Estate Investment Trusts (REITs) .................. — 472,574 — 472,574
Multi-Utilities .......................................... — 15,861,926 — 15,861,926
Oil, Gas & Consumable Fuels ............................... — 172,924,808 — 172,924,808
Paper & Forest Products .................................. — 832,887 — 832,887
Personal Products ...................................... — 27,368,926 — 27,368,926
Pharmaceuticals ....................................... — 26,139,732 — 26,139,732
Professional Services .................................... — 467,629 — 467,629
Real Estate Management & Development ....................... — 51,136,658 — 51,136,658
Road & Rail ........................................... — 41,707,732 — 41,707,732

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2022
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Semiconductors & Semiconductor Equipment .................... $ — $ 54,437,235 $ — $ 54,437,235
Software ............................................. — 67,150,191 — 67,150,191
Specialty Retail ........................................ — 19,092,848 — 19,092,848
Technology Hardware, Storage & Peripherals .................... — 8,550,139 3,971,161 12,521,300
Textiles, Apparel & Luxury Goods ............................ — 1,860,694 — 1,860,694
Thrifts & Mortgage Finance ................................ — 8,051,342 4,257,675 12,309,017
Tobacco ............................................. — 57,477,040 — 57,477,040
Trading Companies & Distributors ............................ — 36,990,596 — 36,990,596
Transportation Infrastructure ............................... — 4,480,788 — 4,480,788
Wireless Telecommunication Services ......................... — 39,782,072 — 39,782,072
Floating Rate Loan Interests ................................. — 33,581 — 33,581
Foreign Agency Obligations ................................. — 55,558,303 — 55,558,303
Foreign Government Obligations .............................. — 106,224,815 — 106,224,815
Non-Agency Mortgage-Backed Securities ........................ — 995,126,935 7,752,709 1,002,879,644
U.S. Government Sponsored Agency Securities .................... — 538,261,601 — 538,261,601
U.S. Treasury Obligations ................................... — 1,696,781,643 — 1,696,781,643
Short-Term Securities
Commercial Paper ....................................... — 173,502,083 — 173,502,083
Money Market Funds ...................................... 69,198,436 — — 69,198,436
Options Purchased
Interest rate contracts ...................................... 111,686 22,663,397 — 22,775,083
Liabilities
Investments
TBA Sale Commitments .................................... — (75,296,063) — (75,296,063)
$ 69,310,122 $ 7,611,580,051 $ 16,680,967 $ 7,697,571,140
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 521,694 $ — $ 521,694
Foreign currency exchange contracts ............................ — 183,435 — 183,435
Interest rate contracts ....................................... 50,311,18 4 103,033,017 — 153,344,20 1
Liabilities
Foreign currency exchange contracts ............................ — (3,885,517) — (3,885,517)
Interest rate contracts ....................................... (47,224,377) (129,597,148) — (176,821,525)
$ 3,086,80 7 $ (29,744,519) $ — $ (26,657,71 2 )
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statements of Assets and Liabilities
(unaudited)
March 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders
118
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
ASSETS
Investments, at value — unaffiliated
(b) (c)
......................................................... $ 4,492,429,017 $ 20,058,289,173 $ 7,703,654,619
Investments, at value — affiliated
(d)
........................................................... 314,970,512 838,496,572 69,212,584
Cash   ............................................................................... — 17,478,504 849,328
Cash pledged:
Collateral — exchange-traded options written .................................................... — 875,000 —
Collateral — OTC derivatives .............................................................. — 34,400,000 56,344,165
Collateral — TBA commitments ............................................................. 5,477,182 — 2,116,000
Futures contracts ...................................................................... 6,591,520 9,060,000 23,088,000
Centrally cleared swaps .................................................................. 6,848,778 25,900,000 17,354,000
Foreign currency, at value
(e)
................................................................ 24,757,185 4,810,628 4,155,748
Receivables: – – –
Investments sold ...................................................................... 281,383,331 218,351,492 295,117,309
Securities lending income — affiliated ........................................................ — 46,796 —
Swaps   ............................................................................ — 1,361,778 2,517,712
TBA sale commitments .................................................................. 214,209,919 — 75,261,482
Capital shares sold ..................................................................... 7,848,511 270,385,046 17,438,494
Dividends — affiliated ................................................................... 24,116 42,957 10,046
Dividends — unaffiliated ................................................................. — 1,633,893 —
Interest — unaffiliated ................................................................... 21,030,920 259,418,526 29,575,414
From the Manager ..................................................................... 196,898 — 131,987
Variation margin on futures contracts ......................................................... 1,295,770 — 2,954,408
Variation margin on centrally cleared swaps .................................................... 529,484 — —
Swap premiums paid ..................................................................... 973,870 815,395 —
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... 668,837 97,698 183,435
OTC swaps .......................................................................... 987,445 2,413,935 —
Prepaid expenses ....................................................................... 253,640 960,131 255,105
Total assets ...........................................................................
5,380,476,935 21,744,837,524 8,300,219,836
LIABILITIES
Bank overdraft .......................................................................... 45,138 — —
Cash received:
Collateral — OTC derivatives .............................................................. 420,000 6,220,000 7,642,000
Collateral on securities loaned ............................................................... — 125,449,719 —
Options written, at value
(f)
.................................................................. 602,128 1,298,209 63,045,929
TBA sale commitments, at value
(g)
............................................................ 212,861,282 — 75,296,063
Payables: – – –
Investments purchased .................................................................. 1,232,140,281 474,173,167 502,760,250
Accounting services fees ................................................................. 152,264 656,349 258,218
Administration fees ..................................................................... 123,771 921,321 239,091
Capital shares redeemed ................................................................. 5,874,759 128,301,877 22,230,269
Custodian fees ........................................................................ 79,321 159,660 82,613
Income dividend distributions .............................................................. 991,009 10,297,058 1,164,364
Investment advisory fees ................................................................. 1,060,930 7,160,879 1,914,389
Trustees' and Officer's fees ............................................................... 9,304 154,483 51,832
Other affiliate fees ..................................................................... 3,957 101,142 2,197
Professional fees ...................................................................... 71,732 227,210 83,136
Registration fees ...................................................................... — — 134,575
Service and distribution fees ............................................................... 112,317 504,002 284,462
Transfer agent fees .................................................................... 771,557 4,399,718 1,755,257
Other accrued expenses ................................................................. 325,943 332,563 581,180
Variation margin on futures contracts ......................................................... 570,388 1,394,714 5,178,078
Variation margin on centrally cleared swaps .................................................... — 839,566 4,134,452
Swap premiums received .................................................................. 547,428 1,058,200 —
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... 837,091 4,922,996 3,885,517
OTC swaps .......................................................................... 1,180,743 33,181,379 —
Total liabilities ..........................................................................
1,458,781,343 801,754,212 690,723,872
NET ASSETS ..........................................................................
$ 3,921,695,592 $ 20,943,083,312 $ 7,609,495,964

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2022
119
Financial Statements
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
NET ASSETS CONSIST OF
Paid-in capital .......................................................................... $ 4,194,992,698 $ 21,266,960,775 $ 7,973,691,148
Accumulated loss ....................................................................... (273,297,106) (323,877,463) (364,195,184)
NET ASSETS ..........................................................................
$ 3,921,695,592 $ 20,943,083,312 $ 7,609,495,964
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated .......................................................... $ 4,691,967,571 $ 20,461,118,343 $ 7,957,294,035
(c)
  Securities loaned, at value ................................................................ $ — $ 122,390,375 $ —
(d)
  Investments, at cost — affiliated ............................................................ $ 314,970,512 $ 838,887,906 $ 69,213,979
(e)
  Foreign currency, at cost ................................................................. $ 24,349,546 $ 4,801,507 $ 4,179,658
(f)
  Premiums received ..................................................................... $ 330,787 $ 2,841,128 $ 28,657,202
(g)
  Proceeds from TBA sale commitments ....................................................... $ 214,209,919 $ — $ 75,261,482

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders
120
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
NET ASSET VALUE
Institutional
Net assets ...........................................................................
$ 2,651,512,726 $ 12,450,529,535 $ 5,617,843,849
Shares outstanding ....................................................................
290,593,927 1,673,546,752 605,009,667
Net asset value .......................................................................
$ 9.12 $ 7.44 $ 9.29
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.001
Service
Net assets ...........................................................................
$ — $ 104,971,251 $ —
Shares outstanding ....................................................................
— 14,101,325 —
Net asset value .......................................................................
$ — $ 7.44 $ —
Shares authorized .....................................................................
— Unlimited —
Par value ...........................................................................
$ — $ 0.001 $ —
Investor A
Net assets ...........................................................................
$ 423,896,610 $ 1,298,851,220 $ 1,102,088,728
Shares outstanding ....................................................................
46,393,097 174,655,541 118,721,686
Net asset value .......................................................................
$ 9.14 $ 7.44 $ 9.28
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.00 1 $ 0.00 1 $ 0.00 1
Investor A1
Net assets ...........................................................................
$ — $ — $ 5,843,687
Shares outstanding ....................................................................
— — 629,028
Net asset value .......................................................................
$ — $ — $ 9.29
Shares authorized .....................................................................
— — Unlimited
Par value ...........................................................................
$ — $ — $ 0.001
Investor C
Net assets ...........................................................................
$ 19,459,812 $ 131,950,505 $ 42,751,625
Shares outstanding ....................................................................
2,139,628 17,714,569 4,607,666
Net asset value .......................................................................
$ 9.09 $ 7.45 $ 9.28
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.00 1 $ 0.00 1 $ 0.00 1
Class K
Net assets ...........................................................................
$ 825,498,520 $ 6,852,090,792 $ 838,512,801
Shares outstanding ....................................................................
90,183,915 920,459,953 90,376,286
Net asset value .......................................................................
$ 9.15 $ 7.44 $ 9.28
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.00 1 $ 0.00 1 $ 0.00 1
Class R
Net assets ...........................................................................
$ 1,327,924 $ 104,690,009 $ 2,455,274
Shares outstanding ....................................................................
145,272 14,075,151 264,514
Net asset value .......................................................................
$ 9.14 $ 7.44 $ 9.28
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.00 1 $ 0.00 1 $ 0.00 1

Statements of Operations
(unaudited)

Six Months Ended March 31, 2022
121
Financial Statements
BlackRock
Core Bond
Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
INVESTMENT INCOME – – –
Dividends — affiliated ................................................................... $ 32,962 $ 2,535,612 $ 349,124
Dividends — unaffiliated ................................................................. — 11,220,794 —
Interest — unaffiliated ................................................................... 37,308,935 576,779,769 64,785,042
Securities lending income — affiliated — net ................................................... — 791,875 —
Foreign taxes withheld .................................................................. (7,579) — (2,432)
Total investment income ...................................................................
37,334,318 591,328,050 65,131,734
EXPENSES
Investment advisory .................................................................... 6,919,450 46,067,189 11,929,437
Transfer agent — class specific ............................................................ 1,898,665 8,841,787 3,161,038
Administration ....................................................................... 765,668 3,645,096 1,469,414
Service and distribution — class specific ...................................................... 673,718 2,868,878 1,710,630
Administration — class specific ............................................................ 413,733 2,259,544 846,655
Accounting services .................................................................... 144,346 640,324 253,535
Registration ......................................................................... 121,141 201,293 205,557
Custodian ........................................................................... 74,154 147,756 76,951
Professional ......................................................................... 71,807 148,789 74,814
Trustees and Officer .................................................................... 32,676 128,028 47,785
Miscellaneous ........................................................................ 359,765 237,501 515,210
Total expenses .........................................................................
11,475,123 65,186,185 20,291,026
Less: – – –
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................... (1,089,035) — (532,576)
Administration fees waived — class specific .................................................. (413,733) (3,969) (782,984)
Fees waived and/or reimbursed by the Manager ............................................... (341,018) (390,900) (142,728)
Total expenses after fees waived and/or reimbursed ................................................
9,631,337 64,791,316 18,832,738
Net investment income ....................................................................
27,702,981 526,536,734 46,298,996
REALIZED AND UNREALIZED GAIN (LOSS) $ (291,099,477) $ (1,242,916,359) $ (374,299,569)
Net realized gain (loss) from:
Investments — affiliated ............................................................... $ — $ (4,341,933) $ (725,289)
Investments — unaffiliated
(b)
............................................................ (35,195,193) 194,051,242 (80,102,304)
Forward foreign currency exchange contracts ................................................. 100,192 49,077,341 37,226,162
Foreign currency transactions ........................................................... 396,156 2,879,018 1,184,319
Futures contracts .................................................................... 5,936,108 11,867,873 165,898
Options written ..................................................................... (4,625,942) 260,771 (6,623,227)
Swaps   .......................................................................... (3,236,509) (35,593,954) (6,575,113)
(36,625,188) 218,200,358 (55,449,554)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................... — (391,627) (6,648)
Investments — unaffiliated
(c)
............................................................ (243,901,997) (1,414,982,685) (290,204,827)
Forward foreign currency exchange contracts ................................................. (893,155) (20,046,979) (14,819,042)
Foreign currency translations ............................................................ (800,765) (132,225) (34,700)
Futures contracts .................................................................... (2,361,032) 6,387,024 (7,633,351)
Options written ..................................................................... (167,546) 1,542,919 (41,526,125)
Swaps   .......................................................................... (6,349,794) (33,302,791) 35,374,678
Unfunded floating rate loan interests ....................................................... — (190,353) —
(254,474,289) (1,461,116,717) (318,850,015)
Net realized and unrealized loss ..............................................................
(291,099,477) (1,242,916,359) (374,299,569)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................
$ (263,396,496) $ (716,379,625) $ (328,000,573)
(a)
  Consolidated Statement of Operations.
(b)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................. $ (137) $ — $ —
(c)
Net of reduction in deferred foreign capital gain tax of .............................................. $ 2,781 $ — $ —
See notes to financial statements.

Statements of Changes in Net Assets

2022
BlackRock Semi-Annual Report to Shareholders
122
See notes to financial statements.
BlackRock Core Bond Portfolio
Six Months Ended
03/31/22
(unaudited)
Year Ended
09/30/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 27,702,981 $ 60,483,028
Net realized gain (loss) .................................................................................. (36,625,188) 39,296,974
Net change in unrealized appreciation (depreciation) .............................................................. (254,474,289) (96,266,249)
Net increase (decrease) in net assets resulting from operations .........................................................
(263,396,496) 3,513,753
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ......................................................................................... (39,278,174) (147,057,926)
  Service ............................................................................................ — (2,087,346)
  Investor A .......................................................................................... (5,746,918) (28,032,259)
  Investor C .......................................................................................... (209,525) (1,522,843)
  Class K ............................................................................................ (13,188,983) (57,938,079)
  Class R ............................................................................................ (15,034) (74,964)
Decrease in net assets resulting from distributions to shareholders .......................................................
(58,438,634) (236,713,417)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...............................................
(80,262,686) 303,314,101
NET ASSETS
Total increase (decrease) in net assets ......................................................................... (402,097,816) 70,114,437
Beginning of period ......................................................................................
4,323,793,408 4,253,678,971
End of period ..........................................................................................
$ 3,921,695,592 $ 4,323,793,408
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock High Yield Bond Portfolio
(a)
BlackRock Low Duration Bond Portfolio
Six Months Ended
03/31/22
(unaudited)
Year Ended
09/30/21
Six Months Ended
03/31/22
(unaudited)
Year Ended
09/30/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 526,536,734 $ 1,214,876,133 $ 46,298,996 $ 95,055,625
Net realized gain (loss) .................................................... 218,200,358 1,153,830,246 (55,449,554) 80,561,431
Net change in unrealized appreciation (depreciation) ................................ (1,461,116,717) 419,423,528 (318,850,015) (60,934,857)
Net increase (decrease) in net assets resulting from operations ...........................
(716,379,625) 2,788,129,907 (328,000,573) 114,682,199
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional ........................................................... (359,602,705) (644,347,623) (44,903,697) (80,178,572)
  Service .............................................................. (3,324,372) (6,184,504) — (238,097)
  Investor A ............................................................ (34,856,467) (62,995,346) (6,878,156) (16,614,960)
  Investor A1 ........................................................... — — (41,517) (93,386)
  Investor C ............................................................ (3,279,709) (6,536,033) (100,572) (232,004)
  Class K .............................................................. (211,015,952) (511,983,631) (6,954,771) (10,050,344)
  Class R .............................................................. (2,577,939) (4,660,585) (10,228) (18,462)
Decrease in net assets resulting from distributions to shareholders .........................
(614,657,144) (1,236,707,722) (58,888,941) (107,425,825)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(1,617,184,377) (2,531,970,831) (603,017,778) 1,135,062,865
NET ASSETS
Total increase (decrease) in net assets ........................................... (2,948,221,146) (980,548,646) (989,907,292) 1,142,319,239
Beginning of period ........................................................
23,891,304,458 24,871,853,104 8,599,403,256 7,457,084,017
End of period ............................................................
$ 20,943,083,312 $ 23,891,304,458 $ 7,609,495,964 $ 8,599,403,256
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
124
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Institutional
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 9.88 $ 10.43 $ 9.92 $ 9.25 $ 9.65 $ 9.86
Net investment income
(a)
.......................
0.07 0.14 0.20 0.28 0.25 0.23
Net realized and unrealized gain (loss) ..............
(0.69) (0.14) 0.53 0.68 (0.39) (0.19)
Net increase (decrease) from investment operations ......
(0.62) (0.00) 0.73 0.96 (0.14) 0.04
Distributions
(b)
– – – – – –
From net investment income ....................
(0.08) (0.19) (0.22) (0.29) (0.26) (0.25)
From net realized gain .........................
(0.06) (0.36) — — — —
Total distributions .............................
(0.14) (0.55) (0.22) (0.29) (0.26) (0.25)
Net asset value, end of period ....................
$ 9.12 $ 9.88 $ 10.43 $ 9.92 $ 9.25 $ 9.65
Total Return
(c)
(6.38)% (0.04)% 7.42% 10.52% (1.50)% —
Based on net asset value ........................
(6.38)%
(d)
(0.04)% 7.42% 10.52% (1.50)% 0.46%
Ratios to Average Net Assets
(e)
Total expenses ...............................
0.54%
(f)
0.53% 0.54% 0.60% 0.62% 0.66%
Total expenses after fees waived and/or reimbursed ......
0.44%
(f)
0.44% 0.43% 0.51% 0.54% 0.52%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.44%
(f)
0.44% 0.43% 0.43% 0.44% 0.43%
Net investment income .........................
1.36%
(f)
1.35% 1.98% 2.94% 2.61% 2.36%
Supplemental Data
Net assets, end of period (000) ....................
$ 2,651,513 $ 2,892,879 $ 2,608,893 $ 1,935,102 $ 1,762,677 $ 1,778,980
Portfolio turnover rate
(g)
.........................
294% 585% 692% 684% 658% 712%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............. 173% 387% 488% 481% 455% 493%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
125
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Investor A
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 9.89 $ 10.44 $ 9.93 $ 9.26 $ 9.66 $ 9.87
Net investment income
(a)
.......................
0.05 0.11 0.18 0.26 0.22 0.20
Net realized and unrealized gain (loss) ..............
(0.68) (0.14) 0.52 0.67 (0.39) (0.18)
Net increase (decrease) from investment operations ......
(0.63) (0.03) 0.70 0.93 (0.17) 0.02
Distributions
(b)
– – – – – –
From net investment income ....................
(0.06) (0.16) (0.19) (0.26) (0.23) (0.23)
From net realized gain .........................
(0.06) (0.36) — — — —
Total distributions .............................
(0.12) (0.52) (0.19) (0.26) (0.23) (0.23)
Net asset value, end of period ....................
$ 9.14 $ 9.89 $ 10.44 $ 9.93 $ 9.26 $ 9.66
Total Return
(c)
(6.39)% (0.29)% 7.15% 10.24% (1.74)% —
Based on net asset value ........................
(6.39)%
(d)
(0.29)% 7.15% 10.24% (1.74)% 0.21%
Ratios to Average Net Assets
(e)
Total expenses ...............................
0.81%
(f)
0.80% 0.81% 0.93% 0.97% 0.96%
Total expenses after fees waived and/or reimbursed ......
0.69%
(f)
0.69% 0.68% 0.76% 0.79% 0.78%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.69%
(f)
0.69% 0.68% 0.68% 0.69% 0.68%
Net investment income .........................
1.11%
(f)
1.10% 1.75% 2.69% 2.36% 2.11%
Supplemental Data
Net assets, end of period (000) ....................
$ 423,897 $ 451,800 $ 532,706 $ 492,426 $ 427,610 $ 470,559
Portfolio turnover rate
(g)
.........................
294% 585% 692% 684% 658% 712%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 173% 387% 488% 481% 455% 493%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
126
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Investor C
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 9.84 $ 10.40 $ 9.89 $ 9.22 $ 9.62 $ 9.83
Net investment income
(a)
.......................
0.02 0.04 0.10 0.19 0.15 0.13
Net realized and unrealized gain (loss) ..............
(0.68) (0.16) 0.53 0.67 (0.39) (0.19)
Net increase (decrease) from investment operations ......
(0.66) (0.12) 0.63 0.86 (0.24) (0.06)
Distributions
(b)
– – – – – –
From net investment income ....................
(0.03) (0.08) (0.12) (0.19) (0.16) (0.15)
From net realized gain .........................
(0.06) (0.36) — — — —
Total distributions .............................
(0.09) (0.44) (0.12) (0.19) (0.16) (0.15)
Net asset value, end of period ....................
$ 9.09 $ 9.84 $ 10.40 $ 9.89 $ 9.22 $ 9.62
Total Return
(c)
(6.77)% (1.14)% 6.37% 9.45% (2.49)% (0.55)%
Based on net asset value ........................
(6.77)%
(d)
(1.14)% 6.37% 9.45% (2.49)% (0.55)%
Ratios to Average Net Assets
(e)
Total expenses ...............................
1.57%
(f)
1.53% 1.57% 1.68% 1.68% 1.68%
(g)
Total expenses after fees waived and/or reimbursed ......
1.45%
(f)
1.44% 1.43% 1.51% 1.54% 1.52%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
1.45%
(f)
1.44% 1.43% 1.43% 1.44% 1.44%
Net investment income .........................
0.36%
(f)
0.36% 1.02% 1.96% 1.63% 1.35%
Supplemental Data
Net assets, end of period (000) ....................
$ 19,460 $ 25,319 $ 36,599 $ 49,848 $ 61,437 $ 71,628
Portfolio turnover rate
(h)
.........................
294% 585% 692% 684% 658% 712%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 173% 387% 488% 481% 455% 493%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
127
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Class K
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 9.91 $ 10.46 $ 9.95 $ 9.28 $ 9.68 $ 9.89
Net investment income
(a)
.......................
0.07 0.14 0.21 0.29 0.25 0.23
Net realized and unrealized gain (loss) ..............
(0.69) (0.14) 0.52 0.67 (0.39) (0.18)
Net increase (decrease) from investment operations ......
(0.62) 0.00 0.73 0.96 (0.14) 0.05
Distributions
(b)
– – – – – –
From net investment income ....................
(0.08) (0.19) (0.22) (0.29) (0.26) (0.26)
From net realized gain .........................
(0.06) (0.36) — — — —
Total distributions .............................
(0.14) (0.55) (0.22) (0.29) (0.26) (0.26)
Net asset value, end of period ....................
$ 9.15 $ 9.91 $ 10.46 $ 9.95 $ 9.28 $ 9.68
Total Return
(c)
(6.34)% 0.02% 7.46% 10.55% (1.44)% —
Based on net asset value ........................
(6.34)%
(d)
0.02% 7.46% 10.55% (1.44)% 0.52%
Ratios to Average Net Assets
(e)
Total expenses ...............................
0.44%
(f)
0.42% 0.42% 0.51% 0.54% 0.54%
Total expenses after fees waived and/or reimbursed ......
0.39%
(f)
0.39% 0.38% 0.46% 0.49% 0.48%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.39%
(f)
0.39% 0.38% 0.38% 0.39% 0.38%
Net investment income .........................
1.41%
(f)
1.40% 2.04% 2.99% 2.66% 2.41%
Supplemental Data
Net assets, end of period (000) ....................
$ 825,499 $ 952,547 $ 1,029,002 $ 829,549 $ 701,197 $ 753,563
Portfolio turnover rate
(g)
.........................
294% 585% 692% 684% 658% 712%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 173% 387% 488% 481% 455% 493%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
128
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Class R
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 9.89 $ 10.45 $ 9.94 $ 9.27 $ 9.67 $ 9.88
Net investment income
(a)
.......................
0.04 0.09 0.16 0.23 0.20 0.18
Net realized and unrealized gain (loss) ..............
(0.68) (0.15) 0.52 0.68 (0.39) (0.19)
Net increase (decrease) from investment operations ......
(0.64) (0.06) 0.68 0.91 (0.19) (0.01)
Distributions
(b)
– – – – – –
From net investment income ....................
(0.05) (0.14) (0.17) (0.24) (0.21) (0.20)
From net realized gain .........................
(0.06) (0.36) — — — —
Total distributions .............................
(0.11) (0.50) (0.17) (0.24) (0.21) (0.20)
Net asset value, end of period ....................
$ 9.14 $ 9.89 $ 10.45 $ 9.94 $ 9.27 $ 9.67
Total Return
(c)
(6.51)% (0.64)% 6.88% 9.95% (1.98)% —
Based on net asset value ........................
(6.51)%
(d)
(0.64)% 6.88% 9.95% (1.98)% (0.04)%
Ratios to Average Net Assets
(e)
Total expenses ...............................
1.20%
(f)
1.13% 1.08% 1.21% 1.25% 1.24%
Total expenses after fees waived and/or reimbursed ......
0.94%
(f)
0.94% 0.93% 1.01% 1.04% 1.03%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.94%
(f)
0.94% 0.93% 0.93% 0.94% 0.93%
Net investment income .........................
0.86%
(f)
0.87% 1.54% 2.45% 2.13% 1.86%
Supplemental Data
Net assets, end of period (000) ....................
$ 1,328 $ 1,249 $ 2,023 $ 2,712 $ 2,921 $ 3,900
Portfolio turnover rate
(g)
.........................
294% 585% 692% 684% 658% 712%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 173% 387% 488% 481% 455% 493%
See notes to financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock High Yield Bond Portfolio
Institutional
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 7.89 $ 7.42 $ 7.68 $ 7.67 $ 7.85 $ 7.61
Net investment income
(a)
.......................
0.18 0.37 0.40 0.44 0.42 0.43
Net realized and unrealized gain (loss) ..............
(0.42) 0.48 (0.24) 0.02 (0.16) 0.28
Net increase (decrease) from investment operations ......
(0.24) 0.85 0.16 0.46 0.26 0.71
Distributions
(b)
– – – – – –
From net investment income ....................
(0.21) (0.38) (0.42) (0.45) (0.44) (0.47)
From net realized gain .........................
(0.00)
(c)
— — — — —
Total distributions .............................
(0.21) (0.38) (0.42) (0.45) (0.44) (0.47)
Net asset value, end of period ....................
$ 7.44 $ 7.89 $ 7.42 $ 7.68 $ 7.67 $ 7.85
Total Return
(d)
(3.11)% 11.58% 2.21% 6.34% 3.48% —
Based on net asset value ........................
(3.11)%
(e)
11.58% 2.21% 6.34% 3.48% 9.64%
(f)
Ratios to Average Net Assets
(g)
Total expenses ...............................
0.58%
(h)
0.57% 0.59% 0.60% 0.61% 0.62%
Total expenses after fees waived and/or reimbursed ......
0.57%
(h)
0.56% 0.58% 0.60% 0.61% 0.61%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and income tax ...........
0.57%
(h)
0.56% 0.58% 0.60% 0.61% 0.59%
Net investment income .........................
4.66%
(h)
4.73% 5.37% 5.89% 5.49% 5.61%
Supplemental Data
Net assets, end of period (000) ....................
$ 12,450,530 $ 14,197,255 $ 11,680,175 $ 10,693,110 $ 9,680,691 $ 9,728,106
Portfolio turnover rate ..........................
32% 76% 119% 102% 90% 86%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
130
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Annualized.
BlackRock High Yield Bond Portfolio
Service
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 7.89 $ 7.43 $ 7.68 $ 7.67 $ 7.85 $ 7.62
Net investment income
(a)
.......................
0.17 0.35 0.38 0.42 0.40 0.41
Net realized and unrealized gain (loss) ..............
(0.42) 0.46 (0.23) 0.02 (0.16) 0.27
Net increase (decrease) from investment operations ......
(0.25) 0.81 0.15 0.44 0.24 0.68
Distributions
(b)
– – – – – –
From net investment income ....................
(0.20) (0.35) (0.40) (0.43) (0.42) (0.45)
From net realized gain .........................
(0.00)
(c)
— — — — —
Total distributions .............................
(0.20) (0.35) (0.40) (0.43) (0.42) (0.45)
Net asset value, end of period ....................
$ 7.44 $ 7.89 $ 7.43 $ 7.68 $ 7.67 $ 7.85
Total Return
(d)
(3.25)% 11.11% 2.08% 6.06% 3.19% —
Based on net asset value ........................
(3.25)%
(e)
11.11% 2.08% 6.06% 3.19% 9.15%
(f)
Ratios to Average Net Assets
(g)
Total expenses
(h)
..............................
0.87%
( i )
0.86% 0.86% 0.87% 0.90% 0.93%
Total expenses after fees waived and/or reimbursed ......
0.87%
( i )
0.85% 0.85% 0.87% 0.89% 0.93%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and income tax ...........
0.87%
( i )
0.85% 0.85% 0.87% 0.89% 0.90%
Net investment income .........................
4.36%
( i )
4.45% 5.13% 5.64% 5.20% 5.31%
Supplemental Data
Net assets, end of period (000) ....................
$ 104,971 $ 133,295 $ 125,536 $ 154,658 $ 176,188 $ 231,741
Portfolio turnover rate ..........................
32% 76% 119% 102% 90% 86%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Expense ratios ............................... N/A N/A N/A N/A 0.90% N/A
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
131
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Annualized.
BlackRock High Yield Bond Portfolio
Investor A
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 7.88 $ 7.42 $ 7.68 $ 7.67 $ 7.85 $ 7.61
Net investment income
(a)
.......................
0.17 0.34 0.38 0.42 0.40 0.41
Net realized and unrealized gain (loss) ..............
(0.41) 0.47 (0.25) 0.02 (0.16) 0.28
Net increase (decrease) from investment operations ......
(0.24) 0.81 0.13 0.44 0.24 0.69
Distributions
(b)
– – – – – –
From net investment income ....................
(0.20) (0.35) (0.39) (0.43) (0.42) (0.45)
From net realized gain .........................
(0.00)
(c)
— — — — —
Total distributions .............................
(0.20) (0.35) (0.39) (0.43) (0.42) (0.45)
Net asset value, end of period ....................
$ 7.44 $ 7.88 $ 7.42 $ 7.68 $ 7.67 $ 7.85
Total Return
(d)
(3.15)% 11.06% 1.90% 6.00% 3.15% —
Based on net asset value ........................
(3.15)%
(e)
11.06% 1.90% 6.00% 3.15% 9.29%
(f)
Ratios to Average Net Assets
(g)
Total expenses
(h)
..............................
0.91%
( i )
0.91% 0.90% 0.94% 0.96% 0.98%
Total expenses after fees waived and/or reimbursed ......
0.91%
( i )
0.90% 0.89% 0.92% 0.93% 0.94%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and income tax ...........
0.91%
( i )
0.90% 0.89% 0.92% 0.93% 0.91%
Net investment income .........................
4.33%
( i )
4.40% 5.09% 5.58% 5.17% 5.29%
Supplemental Data
Net assets, end of period (000) ....................
$ 1,298,851 $ 1,408,666 $ 1,298,176 $ 1,329,156 $ 1,326,541 $ 1,672,705
Portfolio turnover rate ..........................
32% 76% 119% 102% 90% 86%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Expense ratios ............................... N/A N/A N/A N/A N/A 0.97%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
132
BlackRock High Yield Bond Portfolio
Investor C
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 7.90 $ 7.43 $ 7.69 $ 7.68 $ 7.86 $ 7.62
Net investment income
(a)
.......................
0.14 0.29 0.33 0.37 0.35 0.35
Net realized and unrealized gain (loss) ..............
(0.42) 0.48 (0.25) 0.02 (0.16) 0.28
Net increase (decrease) from investment operations ......
(0.28) 0.77 0.08 0.39 0.19 0.63
Distributions
(b)
– – – – – –
From net investment income ....................
(0.17) (0.30) (0.34) (0.38) (0.37) (0.39)
From net realized gain .........................
(0.00)
(c)
— — — — —
Total distributions .............................
(0.17) (0.30) (0.34) (0.38) (0.37) (0.39)
Net asset value, end of period ....................
$ 7.45 $ 7.90 $ 7.43 $ 7.69 $ 7.68 $ 7.86
Total Return
(d)
(3.58)% 10.46% 1.19% 5.25% 2.43% —
Based on net asset value ........................
(3.58)%
(e)
10.46% 1.19% 5.25% 2.43% 8.48%
(f)
Ratios to Average Net Assets
(g)
Total expenses ...............................
1.57%
(h)
1.57% 1.61% 1.64% 1.64% 1.69%
Total expenses after fees waived and/or reimbursed ......
1.57%
(h)
1.56% 1.60% 1.64% 1.63% 1.68%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and income tax ...........
1.57%
(h)
1.56% 1.60% 1.64% 1.63% 1.66%
Net investment income .........................
3.66%
(h)
3.74% 4.39% 4.87% 4.47% 4.55%
Supplemental Data
Net assets, end of period (000) ....................
$ 131,951 $ 159,580 $ 186,558 $ 262,204 $ 329,005 $ 417,276
Portfolio turnover rate ..........................
32% 76% 119% 102% 90% 86%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
133
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Annualized.
BlackRock High Yield Bond Portfolio
Class K
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 7.89 $ 7.43 $ 7.68 $ 7.68 $ 7.85 $ 7.62
Net investment income
(a)
.......................
0.18 0.38 0.40 0.45 0.43 0.44
Net realized and unrealized gain (loss) ..............
(0.42) 0.46 (0.22) 0.01 (0.15) 0.27
Net increase (decrease) from investment operations ......
(0.24) 0.84 0.18 0.46 0.28 0.71
Distributions
(b)
– – – – – –
From net investment income ....................
(0.21) (0.38) (0.43) (0.46) (0.45) (0.48)
From net realized gain .........................
(0.00)
(c)
— — — — —
Total distributions .............................
(0.21) (0.38) (0.43) (0.46) (0.45) (0.48)
Net asset value, end of period ....................
$ 7.44 $ 7.89 $ 7.43 $ 7.68 $ 7.68 $ 7.85
Total Return
(d)
(3.06)% 11.53% 2.46% 6.32% 3.73% —
Based on net asset value ........................
(3.06)%
(e)
11.53% 2.46% 6.32% 3.73% 9.59%
(f)
Ratios to Average Net Assets
(g)
Total expenses
(h)
..............................
0.48%
( i )
0.48% 0.48% 0.49% 0.50% 0.53%
Total expenses after fees waived and/or reimbursed ......
0.48%
( i )
0.47% 0.47% 0.49% 0.50% 0.52%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and income tax ...........
0.48%
( i )
0.47% 0.47% 0.49% 0.50% 0.50%
Net investment income .........................
4.75%
( i )
4.86% 5.40% 5.99% 5.59% 5.70%
Supplemental Data
Net assets, end of period (000) ....................
$ 6,852,091 $ 7,883,370 $ 11,470,944 $ 4,644,939 $ 4,312,394 $ 5,363,522
Portfolio turnover rate ..........................
32% 76% 119% 102% 90% 86%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Expense ratios ............................... N/A N/A N/A 0.49% 0.50% 0.53%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
134
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Annualized.
BlackRock High Yield Bond Portfolio
Class R
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 7.89 $ 7.42 $ 7.68 $ 7.67 $ 7.85 $ 7.61
Net investment income
(a)
.......................
0.16 0.32 0.36 0.40 0.38 0.38
Net realized and unrealized gain (loss) ..............
(0.42) 0.48 (0.25) 0.02 (0.16) 0.28
Net increase (decrease) from investment operations ......
(0.26) 0.80 0.11 0.42 0.22 0.66
Distributions
(b)
– – – – – –
From net investment income ....................
(0.19) (0.33) (0.37) (0.41) (0.40) (0.42)
From net realized gain .........................
(0.00)
(c)
— — — — —
Total distributions .............................
(0.19) (0.33) (0.37) (0.41) (0.40) (0.42)
Net asset value, end of period ....................
$ 7.44 $ 7.89 $ 7.42 $ 7.68 $ 7.67 $ 7.85
Total Return
(d)
(3.39)% 10.94% 1.64% 5.69% 2.83% —
Based on net asset value ........................
(3.39)%
(e)
10.94% 1.64% 5.69% 2.83% 8.94%
(f)
Ratios to Average Net Assets
(g)
Total expenses
(h)
..............................
1.16%
( i )
1.15% 1.16% 1.22% 1.24% 1.26%
Total expenses after fees waived and/or reimbursed ......
1.16%
( i )
1.14% 1.15% 1.21% 1.24% 1.26%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and income tax ...........
1.16%
( i )
1.14% 1.15% 1.21% 1.24% 1.23%
Net investment income .........................
4.08%
( i )
4.16% 4.84% 5.28% 4.86% 4.96%
Supplemental Data
Net assets, end of period (000) ....................
$ 104,690 $ 109,138 $ 110,465 $ 125,710 $ 128,584 $ 132,868
Portfolio turnover rate ..........................
32% 76% 119% 102% 90% 86%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Expense ratios ............................... N/A N/A N/A N/A N/A 1.26%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Institutional
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 9.72 $ 9.71 $ 9.64 $ 9.47 $ 9.63 $ 9.65
Net investment income
(a)
.......................
0.05 0.12 0.19 0.25 0.21 0.16
Net realized and unrealized gain (loss) ..............
(0.41) 0.02 0.09 0.18 (0.14) 0.02
Net increase (decrease) from investment operations ......
(0.36) 0.14 0.28 0.43 0.07 0.18
Distributions
(b)
– – – – – –
From net investment income ....................
(0.07) (0.13) (0.21) (0.26) (0.21) (0.20)
Return of capital .............................
— — (0.00)
(c)
(0.00)
(c)
(0.02) —
Total distributions .............................
(0.07) (0.13) (0.21) (0.26) (0.23) (0.20)
Net asset value, end of period ....................
$ 9.29 $ 9.72 $ 9.71 $ 9.64 $ 9.47 $ 9.63
Total Return
(d)
(3.74)% 1.46% 3.00% 4.59% 0.69% —
Based on net asset value ........................
(3.74)%
(e)
1.47% 3.00% 4.59%
(f)
0.69%
(f)
1.88%
Ratios to Average Net Assets
(g)
Total expenses ...............................
0.44%
(h)
0.44% 0.45% 0.45% 0.52%
( i )
0.49%
( i )
Total expenses after fees waived and/or reimbursed ......
0.41%
(h)
0.40% 0.41% 0.40% 0.48% 0.43%
Total expenses after fees waived and/or reimbursed and
excluding i nterest expense ......................
0.41%
(h)
0.40% 0.40% 0.40% 0.40% 0.41%
Net investment income .........................
1.13%
(h)
1.20% 2.03% 2.60% 2.21% 1.69%
Supplemental Data
Net assets, end of period (000) ....................
$ 5,617,844 $ 6,395,606 $ 5,375,701 $ 5,374,564 $ 4,274,410 $ 3,097,000
Portfolio turnover rate
(j)
..........................
76% 129% 213% 182% 218% 292%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 74% 125% 170% 144% 169% 208%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
136
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Investor A
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 9.72 $ 9.71 $ 9.63 $ 9.47 $ 9.63 $ 9.64
Net investment income
(a)
.......................
0.04 0.09 0.17 0.22 0.18 0.14
Net realized and unrealized gain (loss) ..............
(0.42) 0.03 0.10 0.17 (0.14) 0.02
Net increase (decrease) from investment operations ......
(0.38) 0.12 0.27 0.39 0.04 0.16
Distributions
(b)
– – – – – –
From net investment income ....................
(0.06) (0.11) (0.19) (0.23) (0.18) (0.17)
Return of capital .............................
— — (0.00)
(c)
(0.00)
(c)
(0.02) —
Total distributions .............................
(0.06) (0.11) (0.19) (0.23) (0.20) (0.17)
Net asset value, end of period ....................
$ 9.28 $ 9.72 $ 9.71 $ 9.63 $ 9.47 $ 9.63
Total Return
(d)
(3.96)% 1.22% 2.85% 4.23% 0.43% —
Based on net asset value ........................
(3.96)%
(e)
1.22% 2.85% 4.23%
(f)
0.43%
(f)
1.73%
Ratios to Average Net Assets
(g)
Total expenses ...............................
0.74%
(h)
0.74% 0.76% 0.78% 0.88% 0.81%
Total expenses after fees waived and/or reimbursed ......
0.66%
(h)
0.65% 0.66% 0.65% 0.74% 0.68%
Total expenses after fees waived and/or reimbursed and
excluding i nterest expense ......................
0.66%
(h)
0.65% 0.65% 0.65% 0.66% 0.66%
Net investment income .........................
0.88%
(h)
0.96% 1.77% 2.35% 1.94% 1.47%
Supplemental Data
Net assets, end of period (000) ....................
$ 1,102,089 $ 1,199,702 $ 1,412,985 $ 1,318,473 $ 1,267,494 $ 1,309,023
Portfolio turnover rate
( i )
..........................
76% 129% 213% 182% 218% 292%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 74% 125% 170% 144% 169% 208%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
137
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Investor A1
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 9.73 $ 9.71 $ 9.64 $ 9.48 $ 9.64 $ 9.65
Net investment income
(a)
.......................
0.05 0.11 0.19 0.24 0.20 0.15
Net realized and unrealized gain (loss) ..............
(0.43) 0.03 0.09 0.17 (0.14) 0.03
Net increase (decrease) from investment operations ......
(0.38) 0.14 0.28 0.41 0.06 0.18
Distributions
(b)
– – – – – –
From net investment income ....................
(0.06) (0.12) (0.21) (0.25) (0.20) (0.19)
Return of capital .............................
— — (0.00)
(c)
(0.00)
(c)
(0.02) —
Total distributions .............................
(0.06) (0.12) (0.21) (0.25) (0.22) (0.19)
Net asset value, end of period ....................
$ 9.29 $ 9.73 $ 9.71 $ 9.64 $ 9.48 $ 9.64
Total Return
(d)
(3.89)% 1.48% 2.90% 4.38% 0.59% —
Based on net asset value ........................
(3.89)%
(e)
1.48% 2.90% 4.38%
(f)
0.59%
(f)
1.88%
Ratios to Average Net Assets
(g)
Total expenses ...............................
0.61%
(h)
0.59% 0.60% 0.59% 0.70% 0.66%
Total expenses after fees waived and/or reimbursed ......
0.51%
(h)
0.50% 0.51% 0.50% 0.59% 0.53%
Total expenses after fees waived and/or reimbursed and
excluding i nterest expense ......................
0.51%
(h)
0.50% 0.50% 0.50% 0.51% 0.51%
Net investment income .........................
1.03%
(h)
1.13% 1.93% 2.51% 2.09% 1.59%
Supplemental Data
Net assets, end of period (000) ....................
$ 5,844 $ 6,710 $ 8,141 $ 8,621 $ 9,492 $ 10,751
Portfolio turnover rate
( i )
..........................
76% 129% 213% 182% 218% 292%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 74% 125% 170% 144% 169% 208%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
138
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Investor C
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 9.72 $ 9.70 $ 9.63 $ 9.46 $ 9.63 $ 9.64
Net investment income
(a)
.......................
0.01 0.02 0.10 0.15 0.11 0.06
Net realized and unrealized gain (loss) ..............
(0.43) 0.04 0.09 0.18 (0.15) 0.03
Net increase (decrease) from investment operations ......
(0.42) 0.06 0.19 0.33 (0.04) 0.09
Distributions
(b)
– – – – – –
From net investment income ....................
(0.02) (0.04) (0.12) (0.16) (0.11) (0.10)
Return of capital .............................
— — (0.00)
(c)
(0.00)
(c)
(0.02) —
Total distributions .............................
(0.02) (0.04) (0.12) (0.16) (0.13) (0.10)
Net asset value, end of period ....................
$ 9.28 $ 9.72 $ 9.70 $ 9.63 $ 9.46 $ 9.63
Total Return
(d)
(4.32)% 0.57% 1.98% 3.56% (0.42)% —
Based on net asset value ........................
(4.32)%
(e)
0.57% 1.98% 3.56%
(f)
(0.42)%
(f)
0.97%
Ratios to Average Net Assets
(g)
Total expenses ...............................
1.46%
(h)
1.45% 1.50% 1.52% 1.62% 1.58%
Total expenses after fees waived and/or reimbursed ......
1.41%
(h)
1.40% 1.41% 1.40% 1.49% 1.43%
Total expenses after fees waived and/or reimbursed and
excluding i nterest expense ......................
1.41%
(h)
1.40% 1.40% 1.40% 1.41% 1.42%
Net investment income .........................
0.13%
(h)
0.23% 1.05% 1.61% 1.18% 0.67%
Supplemental Data
Net assets, end of period (000) ....................
$ 42,752 $ 51,625 $ 69,913 $ 152,890 $ 172,631 $ 243,527
Portfolio turnover rate
( i )
..........................
76% 129% 213% 182% 218% 292%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 74% 125% 170% 144% 169% 208%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
139
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Class K
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 9.72 $ 9.70 $ 9.63 $ 9.46 $ 9.62 $ 9.64
Net investment income
(a)
.......................
0.06 0.12 0.20 0.25 0.22 0.15
Net realized and unrealized gain (loss) ..............
(0.43) 0.04 0.09 0.18 (0.15) 0.03
Net increase (decrease) from investment operations ......
(0.37) 0.16 0.29 0.43 0.07 0.18
Distributions
(b)
– – – – – –
From net investment income ....................
(0.07) (0.14) (0.22) (0.26) (0.21) (0.20)
Return of capital .............................
— — (0.00)
(c)
(0.00)
(c)
(0.02) —
Total distributions .............................
(0.07) (0.14) (0.22) (0.26) (0.23) (0.20)
Net asset value, end of period ....................
$ 9.28 $ 9.72 $ 9.70 $ 9.63 $ 9.46 $ 9.62
Total Return
(d)
(3.82)% 1.63% 3.05% 4.65% 0.73% —
Based on net asset value ........................
(3.82)%
(e)
1.63% 3.05% 4.65%
(f)
0.73%
(f)
1.93%
Ratios to Average Net Assets
(g)
Total expenses ...............................
0.37%
(h)
0.37% 0.38% 0.37% 0.46% 0.43%
Total expenses after fees waived and/or reimbursed ......
0.36%
(h)
0.36% 0.36% 0.35% 0.44% 0.37%
Total expenses after fees waived and/or reimbursed and
excluding i nterest expense ......................
0.36%
(h)
0.36% 0.35% 0.35% 0.35% 0.36%
Net investment income .........................
1.17%
(h)
1.23% 2.07% 2.64% 2.27% 1.63%
Supplemental Data
Net assets, end of period (000) ....................
$ 838,513 $ 943,607 $ 557,997 $ 512,940 $ 258,340 $ 161,006
Portfolio turnover rate
( i )
..........................
76% 129% 213% 182% 218% 292%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 74% 125% 170% 144% 169% 208%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
140
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Class R
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 9.72 $ 9.70 $ 9.63 $ 9.47 $ 9.63 $ 9.64
Net investment income
(a)
.......................
0.03 0.07 0.15 0.20 0.16 0.11
Net realized and unrealized gain (loss) ..............
(0.43) 0.03 0.09 0.17 (0.14) 0.03
Net increase (decrease) from investment operations ......
(0.40) 0.10 0.24 0.37 0.02 0.14
Distributions
(b)
– – – – – –
From net investment income ....................
(0.04) (0.08) (0.17) (0.21) (0.16) (0.15)
Return of capital .............................
— — (0.00)
(c)
(0.00)
(c)
(0.02) —
Total distributions .............................
(0.04) (0.08) (0.17) (0.21) (0.18) (0.15)
Net asset value, end of period ....................
$ 9.28 $ 9.72 $ 9.70 $ 9.63 $ 9.47 $ 9.63
Total Return
(d)
(4.08)% 1.07% 2.49% 3.97% 0.18% —
Based on net asset value ........................
(4.08)%
(e)
1.07% 2.49% 3.97%
(f)
0.18%
(f)
1.47%
Ratios to Average Net Assets
(g)
Total expenses ...............................
1.07%
(h)
1.07% 1.08% 1.18% 1.24% 1.25%
Total expenses after fees waived and/or reimbursed ......
0.91%
(h)
0.91% 0.91% 0.90% 0.99% 0.93%
Total expenses after fe es waived and/or reimbursed and
excluding i nterest expense ......................
0.91%
(h)
0.91% 0.90% 0.90% 0.91% 0.92%
Net investment income .........................
0.64%
(h)
0.72% 1.54% 2.10% 1.69% 1.18%
Supplemental Data
Net assets, end of period (000) ....................
$ 2,455 $ 2,153 $ 2,405 $ 3,949 $ 4,493 $ 4,794
Portfolio turnover rate
( i )
..........................
76% 129% 213% 182% 218% 292%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 74% 125% 170% 144% 169% 208%
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K shares are sold only to certain eligible investors. Service, Investor A, Investor A1, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and
Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Class R Shares are available to only certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of open-end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation:  The accompanying consolidated financial statements of High Yield Bond include the accounts of BLK BR HY (Luxembourg) Investments, S.a.r.l.
(the “Luxembourg Subsidiary”) and BR-HIYLD Subsidiary II, LLC (the “U.S. Subsidiary”), both of which are wholly-owned taxable subsidiaries of High Yield Bond (together, the “Taxable Subsidiaries”). The U.S. Subsidiary enables High Yield Bond to hold investments in operating companies and still satisfy regulated investment company tax requirements. Income earned and gains realized on the investments held by the U.S. Subsidiary are taxable to such subsidiary. The Luxembourg Subsidiary holds shares of private Canadian companies. Such shares are held in the Taxable Subsidiaries in order to realize benefits under the Double Tax Avoidance Convention between Canada and
Luxembourg, the result of which that gains on the sale of such shares will generally not be subject to capital gains taxes in Canada. Income earned on the investments held by the Luxembourg Subsidiary may be taxable to such subsidiary in Luxembourg. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of
Operations for High Yield Bond. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated
Statement of Operations for High Yield Bond. High Yield Bond may invest up to 25% of its total assets in the U.S. Subsidiary. The net assets of the Luxembourg Subsidiary and U.S. Subsidiary as of period end were $791,378 and $10,603,964, which is 0.0% and 0.0%, respectively, of High Yield Bond's consolidated net assets. Intercompany accounts and transactions have been eliminated. The Taxable Subsidiaries are subject to the same investment policies and restrictions that apply to High Yield Bond.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Core Bond Portfolio ............................................... Core Bond Diversified
BlackRock High Yield Bond Portfolio ............................................ High Yield Bond Diversified
BlackRock Low Duration Bond Portfolio .......................................... Low Duration Bond Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional, Service, Class K and Class R Shares .......................... No No None
Investor A Shares .............................................. Yes No
(a)
None
Investor A1 Shares ............................................. No
(b)
No
(c)
None
Investor C Shares ............................................. No Yes
(d)
To Investor A Shares after
approximately 8 years
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.
(c)
Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
(d)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
142
on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2022 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/
or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approxi mate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
High Yield Bond values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
144
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of March 31, 2022, certain investments of High Yield Bond were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. T he payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign bo rrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, certain Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the
Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had no outstanding unfunded

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
146
floating rate loan interests.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realize(s) gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
As of period end, the following table is a summary of High Yield Bond’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Jefferies LLC .................................... $ 35,649,500 $ (35,649,500) $ — $ —
Morgan Stanley .................................. 86,740,875 (86,740,875) — —
$ 122,390,375 $ (122,390,375) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
148
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
The Manager provides investment management and other services to the Taxable Subsidiaries. The Manager does not receive separate compensation from the Taxable
Subsidiaries for providing investment management or administrative services. However, High Yield Bond pays the Manager based on the Fund's net assets, which includes the assets of the Taxable Subsidiaries.
With respect to High Yield Bond, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) (the "Sub-Adviser"), an affiliate of the
Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
With respect to Core Bond and Low Duration Bond, the Manager entered into separate sub-advisory agreements with each of BIL and BlackRock (Singapore) Limited (“BSL”)
(collectively, the "Sub-Advisers"), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and
BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Core Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion .......................................................................................................... 0.350%
$1 billion - $2 billion ...................................................................................................... 0.340
$2 billion - $3 billion ...................................................................................................... 0.330
Greater than $3 billion .................................................................................................... 0.320
High Yield Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion .......................................................................................................... 0.500%
$1 billion - $2 billion ...................................................................................................... 0.450
$2 billion - $3 billion ...................................................................................................... 0.425
$3 billion - $25 billion ..................................................................................................... 0.400
$25 billion - $30 billion .................................................................................................... 0.375
Greater than $30 billion .................................................................................................... 0.350
Low Duration
Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion .......................................................................................................... 0.310%
$1 billion - $3 billion ...................................................................................................... 0.290
$3 billion - $5 billion ...................................................................................................... 0.280
$5 billion - $10 billion ..................................................................................................... 0.270
Greater than $10 billion .................................................................................................... 0.260

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
150
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended March 31, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect , wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended March 31, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2022, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0.25% —
Investor A ................................................................................................. 0.25 —
Investor A1 ................................................................................................ 0.10 —
Investor C ................................................................................................. 0.25 0.75%
Class R .................................................................................................. 0.25 0.25
Core Bond High Yield Bond Low Duration Bond
Service .................................................................... $ — $ 161,241 $ —
Investor A ................................................................... 557,476 1,704,202 1,464,606
Investor A1 .................................................................. — — 3,137
Investor C ................................................................... 112,988 737,902 237,420
Class R .................................................................... 3,254 265,533 5,467
$ 673,718 $ 2,868,878 $ 1,710,630
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Core Bond High Yield Bond Low Duration Bond
Institutional .................................................................. $ 276,154 $ 1,324,784 $ 629,837
Service .................................................................... — 12,898 —
Investor A ................................................................... 44,594 136,325 117,159
Investor A1 .................................................................. — — 627
Investor C ................................................................... 2,260 14,757 4,748
Class K .................................................................... 90,595 760,160 94,065
Class R .................................................................... 130 10,620 219
$ 413,733 $ 2,259,544 $ 846,655
Fund Name Institutional Investor A Total
Core Bond ...................................................................................... $ 344,920 $ 1,681 $ 346,601
High Yield Bond ................................................................................... 138,850 316 139,166
Low Duration Bond ................................................................................ 131,456 — 131,456

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2022, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended March 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  March 31, 2022 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the six months ended March 31, 2022, affiliates received CDSCs as follows:
Expense Limitations, Waivers & Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
F or the six months ended March 31 , 2022, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023.  The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended March 31, 2022, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Core Bond High Yield Bond Low Duration Bond
Institutional .................................................................. $ 1,89 3 $ 14,294 $ 4,138
Service .................................................................... — 265 —
Investor A ................................................................... 2,708 18,593 3,335
Investor A1 .................................................................. — — 124
Investor C ................................................................... 1,143 1,819 482
Class K .................................................................... 737 4,775 500
Class R .................................................................... 27 48 1 25
$ 6,50 8 $ 40,22 7 $ 8,604
Core Bond High Yield Bond Low Duration Bond
Institutional .................................................................. $ 1,550,2 5 3 $ 6,860,511 $ 2,360,949
Service .................................................................... — 96,168 —
Investor A ................................................................... 297,924 1,286,122 738,024
Investor A1 .................................................................. — — 4,687
Investor C ................................................................... 15,322 74,058 23,457
Class K .................................................................... 33,440 426,602 31,642
Class R .................................................................... 1,726 98,326 2,279
$ 1,898,66 5 $ 8,841,787 $ 3,161,038
Core Bond ............................................................................................................. $ 9,407
High Yield Bond .......................................................................................................... 24,303
Low Duration Bond ....................................................................................................... 28,162
Fund Name Investor A Investor C
Core Bond .................................................................................................. $ 15,851 $ 331
High Yield Bond ............................................................................................... 51,694 12,142
Low Duration Bond ............................................................................................ 137,514 10,315
Fund Name Amounts Waived
Core Bond ......................................................................................................... $ 55,258
High Yield Bond ...................................................................................................... 115,974
Low Duration Bond ................................................................................................... 20,903
Fund Name Amounts Waived
High Yield Bond .......................................................................................................... $ 274,926
Low Duration Bond ....................................................................................................... 119,997

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
152
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended March 31, 2022, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2022, class specific expense waivers and/or reimbursements were as follows:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, High Yield Bond retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, High Yield Bond, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R
Core Bond ....................................... 0.43% N/A 0.68% N/A 1.43% 0.38% 0.93%
High Yield Bond .................................... 0.67 1.02% 0.92 N/A 1.72 0.58 1.28
Low Duration Bond ................................. 0.40 N/A 0.65 0.50% 1.40 0.35 0.90
Core Bond ............................................................................................................... $ 285,760
Low Duration Bond ......................................................................................................... 1,828
Fund Name/Share Class
Administration Fees
Waived - Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed - Class
Specific
Core Bond
Institutional .................................................................................... $ 276,154 $ 858,111
Investor A ..................................................................................... 44,594 186,394
Investor C ..................................................................................... 2,260 9,702
Class K ...................................................................................... 90,595 33,433
Class R ...................................................................................... 130 1,395
$ 413,733 $ 1,089,035
High Yield Bond
Investor A ..................................................................................... $ 3,969 $ —
Low Duration Bond
Institutional .................................................................................... 627,832 185,624
Investor A ..................................................................................... 117,159 333,591
Investor A1 .................................................................................... 627 2,521
Investor C ..................................................................................... 4,666 7,189
Class K ...................................................................................... 32,481 2,133
Class R ...................................................................................... 219 1,518
$ 782,984 $ 532,576

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Prior to January 1, 2022, High Yield Bond retained 82% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 85% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70%
of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by High Yield Bond is shown as securities lending income — affiliated — net in the Statements of Operations. For the six
months ended March 31, 2022, the Fund paid BIM $170,065 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. High Yield Bond is currently permitted to borrow under the Interfund Lending Program. Core Bond and Low Duration Bond are each currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended March 31, 2022, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. F or the six months ended March 31 , 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended March 31, 2022, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term investments, were as follows:
For the six months ended March 31, 2022, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
Fund Name Purchases  Sales
Net Realized
Gain (Loss)
Core Bond ....................................................................... $ — $ 1,491,672 $ (85,344)
High Yield Bond .................................................................... 185,075,103 3,509,940 148,701
Low Duration Bond ................................................................. 206,713 155,344 (125,564)
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Core Bond .......................................................... $ 101,159,866 $ 127,715,311 $ 13,398,079,189 $ 13,829,104,616
High Yield Bond ....................................................... — — 7,056,460,124 8,789,337,464
Low Duration Bond .................................................... 3,795,929,483 4,350,990,485 2,316,773,966 1,963,036,725
Fund Name Purchases Sales
Core Bond .......................................................................................... $ 5,562,442,049 $ 5,571,676,443
Low Duration Bond .................................................................................... 152,453,477 152,833,867

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
154
As of September 30, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of March 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate
(but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the six months ended March 31, 2022, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions
Fund Name
Non-expiring
Capital Loss
Carryforwards
High Yield Bond ......................................................................................................... $ 24,888,654
Low Duration Bond ...................................................................................................... 14,203,559
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Bond ...................................................... $ 5,010,867,644 $ 14,894,915 $ (229,410,750) $ (214,515,835)
High Yield Bond .................................................. 21,336,890,229 428,951,513 (892,099,225) (463,147,712)
Low Duration Bond ................................................ 8,035,142,040 177,132,506 (437,442,433) (260,309,927)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a  phase out of LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
156
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
03/31/22
Year Ended
09/30/21
Fund Name/Share Class
Shares Amount Shares Amount
Core Bond
Institutional
Shares sold .............................................
46,400,386 $ 441,947,829 146,861,908 $ 1,465,303,277
Shares issued in reinvestment of distributions ........................
3,406,722 32,960,187 13,416,841 135,058,084
Shares redeemed .........................................
(52,141,876) (501,094,038) (117,482,177) (1,173,424,202)
(2,334,768) $ (26,186,022) 42,796,572 $ 426,937,159
Service
(a)
Shares sold .............................................
— $ — 496,923 $ 5,031,908
Shares issued in reinvestment of distributions ........................
— — 206,010 2,077,002
Shares redeemed and automatic conversion of shares ...................
— — (4,964,009) (49,405,453)
— $ — (4,261,076) $ (42,296,543)
Investor A
Shares sold and automatic conversion of shares .......................
6,094,890 $ 59,131,130 21,327,998 $ 213,818,647
Shares issued in reinvestment of distributions ........................
569,698 5,520,416 2,677,486 26,987,670
Shares redeemed .........................................
(5,957,142) (57,373,093) (29,321,690) (293,102,535)
707,446 $ 7,278,453 (5,316,206) $ (52,296,218)
Investor C
Shares sold .............................................
76,877 $ 741,387 761,644 $ 7,755,757
Shares issued in reinvestment of distributions ........................
21,329 206,537 148,749 1,490,084
Shares redeemed and automatic conversion of shares ...................
(530,550) (5,099,168) (1,857,559) (18,626,746)
(432,344) $ (4,151,244) (947,166) $ (9,380,905)
Class K
Shares sold .............................................
9,840,789 $ 94,968,851 37,044,972 $ 371,883,372
Shares issued in reinvestment of distributions ........................
1,298,472 12,604,695 5,591,242 56,445,382
Shares redeemed .........................................
(17,105,182) (164,961,295) (44,846,318) (447,284,268)
(5,965,921) $ (57,387,749) (2,210,104) $ (18,955,514)
Class R
Shares sold .............................................
23,045 $ 222,417 35,518 $ 357,673
Shares issued in reinvestment of distributions ........................
1,535 14,881 7,401 74,754
Shares redeemed .........................................
(5,538) (53,422) (110,305) (1,126,305)
19,042 $ 183,876 (67,386) $ (693,878)
(8,006,545) $ (80,262,686) 29,994,634 $ 303,314,101
High Yield Bond
Institutional
Shares sold .............................................
395,120,009 $ 3,038,178,387 824,852,468 $ 6,410,669,037
Shares issued in reinvestment of distributions ........................
42,905,958 329,798,597 73,930,879 576,217,758
Shares redeemed .........................................
(564,680,594) (4,335,487,642) (671,776,568) (5,229,340,817)
(126,654,627) $ (967,510,658) 227,006,779 $ 1,757,545,978
Service
Shares sold .............................................
3,533,817 $ 27,299,129 11,246,499 $ 87,722,006
Shares issued in reinvestment of distributions ........................
428,520 3,294,977 784,180 6,115,039
Shares redeemed .........................................
(6,753,458) (51,053,576) (12,037,446) (94,117,592)
(2,791,121) $ (20,459,470) (6,767) $ (280,547)
Investor A
Shares sold and automatic conversion of shares .......................
27,226,247 $ 210,755,596 62,813,707 $ 488,151,335
Shares issued in reinvestment of distributions ........................
4,111,935 31,589,278 7,276,569 56,668,714
Shares redeemed .........................................
(35,367,946) (272,628,645) (66,322,210) (516,851,805)
(4,029,764) $ (30,283,771) 3,768,066 $ 27,968,244
Investor C
Shares sold .............................................
1,473,945 $ 11,395,097 5,160,537 $ 40,252,080
Shares issued in reinvestment of distributions ........................
406,415 3,130,015 798,716 6,223,376
Shares redeemed and automatic conversion of shares ...................
(4,375,733) (33,537,384) (10,845,575) (84,458,348)
(2,495,373) $ (19,012,272) (4,886,322) $ (37,982,892)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
d
Six Months Ended
03/31/22
Year Ended
09/30/21
Fund Name/Share Class
Shares Amount Shares Amount
Class K
Shares sold .............................................
158,204,720 $ 1,221,362,010 425,944,961 $ 3,303,403,535
Shares issued in reinvestment of distributions ........................
24,949,106 191,828,186 61,687,273 479,747,223
Shares redeemed .........................................
(261,649,683) (1,994,816,338) (1,032,593,243) (8,054,462,814)
(78,495,857) $ (581,626,142) (544,961,009) $ (4,271,312,056)
Class R
Shares sold .............................................
1,860,274 $ 14,170,239 2,714,264 $ 21,146,656
Shares issued in reinvestment of distributions ........................
335,288 2,576,297 597,520 4,653,443
Shares redeemed .........................................
(1,961,348) (15,038,600) (4,351,405) (33,709,657)
234,214 $ 1,707,936 (1,039,621) $ (7,909,558)
(214,232,528) $ (1,617,184,377) (320,118,874) $ (2,531,970,831)
Low Duration Bond
Institutional
Shares sold .............................................
115,128,207 $ 1,100,453,126 345,506,551 $ 3,368,814,025
Shares issued in reinvestment of distributions ........................
4,466,266 42,512,604 7,793,536 75,988,063
Shares redeemed .........................................
(172,354,348) (1,631,933,195) (249,280,518) (2,429,961,590)
(52,759,875) $ (488,967,465) 104,019,569 $ 1,014,840,498
Service
(a)
Shares sold .............................................
— $ — 475,605 $ 4,641,229
Shares issued in reinvestment of distributions ........................
— — 23,759 231,652
Shares redeemed and automatic conversion of shares ...................
— — (3,585,030) (34,931,908)
— $ — (3,085,666) $ (30,059,027)
Investor A
Shares sold and automatic conversion of shares .......................
17,741,714 $ 170,052,895 56,499,893 $ 551,014,420
Shares issued in reinvestment of distributions ........................
675,356 6,425,162 1,611,680 15,710,142
Shares redeemed .........................................
(23,115,259) (220,927,492) (80,279,964) (781,941,813)
(4,698,189) $ (44,449,435) (22,168,391) $ (215,217,251)
Investor A1
Shares sold .............................................
186 $ 1,777 7,719 $ 75,282
Shares issued in reinvestment of distributions ........................
3,014 28,714 6,876 67,063
Shares redeemed .........................................
(63,880) (610,063) (163,027) (1,591,464)
(60,680) $ (579,572) (148,432) $ (1,449,119)
Investor C
Shares sold .............................................
610,652 $ 5,838,875 2,247,567 $ 21,899,495
Shares issued in reinvestment of distributions ........................
10,133 96,156 22,017 214,438
Shares redeemed and automatic conversion of shares ...................
(1,326,648) (12,656,502) (4,163,020) (40,573,232)
(705,863) $ (6,721,471) (1,893,436) $ (18,459,299)
Class K
Shares sold .............................................
35,648,673 $ 340,794,433 65,474,722 $ 637,928,535
Shares issued in reinvestment of distributions ........................
660,679 6,286,642 995,773 9,701,067
Shares redeemed .........................................
(43,055,573) (409,785,574) (26,875,494) (261,964,532)
(6,746,221) $ (62,704,499) 39,595,001 $ 385,665,070
Class R
Shares sold .............................................
143,446 $ 1,356,814 101,987 $ 994,041
Shares issued in reinvestment of distributions ........................
1,043 9,902 1,866 18,179
Shares redeemed .........................................
(101,463) (962,052) (130,273) (1,270,227)
43,026 $ 404,664 (26,420) $ (258,007)
(64,927,802) $ (603,017,778) 116,292,225 $ 1,135,062,865
(a)
On July 6, 2021, each Fund's issued and outstanding Service Shares, as applicable, converted into Investor A Shares.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
158
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:
Effective April 14, 2022, the 364-day credit agreement to which the Trust, on behalf of the Funds, and the Participating Funds are party was amended to (i) increase the aggregate commitment amount to $2.50 billion, (ii) update the interest terms at a rate equal to the higher of (a) Overnight Bank Funding Rate (but, in any event, not less than
0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10%
and (y) 0.80% per annum and (iii) extend the termination date to April 2023.

Statement Regarding Liquidity Risk Management Program

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the "Trust") has adopted and implemented a liquidity risk management program (the “Program”) for the BlackRock Core Bond Portfolio, BlackRock High Yield Bond Portfolio and BlackRock Low Duration Bond Portfolio
(the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust on behalf of the Funds, met on November 18-19, 2021 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing.
Derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The
Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology.
The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information
2022
BlackRock Semi-Annual Report to Shareholders
160
Proxy Results
At a Joint Special Meeting of Shareholders of BlackRock Core Bond Portfolio, held on October 26, 2021, Fund shareholders were asked to vote on the following proposals:
Proposal 1. To approve the amendment or elimination, as applicable, of certain of the fundamental investment restrictions of the Fund.
Proposal 1a. To Approve the Amendment of the Fundamental Investment Restriction Regarding Concentration.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1b. To Approve the Amendment of the Fundamental Investment Restriction Regarding Borrowing and the Issuance of Senior Securities.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1e. To Approve the Amendment of the Fundamental Investment Restriction Regarding Investing in Real Estate.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1f. To Approve the Amendment of the Fundamental Investment Restriction Regarding Underwriting.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1g. To Approve the Amendment of the Fundamental Investment Restriction Regarding Investing in Commodities.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1h. To Approve the Amendment of the Fundamental Investment Restriction Regarding Lending.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1i. To Approve the Amendment of the Fundamental Investment Restriction Regarding Diversification.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1j. To Approve the Elimination of the Fundamental Investment Restriction Regarding Investing for the Purpose of Exercising Control or Management.
With respect to this Proposal, the shares of the Fund were voted as follows:
For Against Abstain
232,671,871 3,673,912 3,420,699
For Against Abstain
232,612,339 3,770,577 3,383,566
For Against Abstain
234,528,399 1,934,067 3,304,016
For Against Abstain
232,529,211 3,737,757 3,499,514
For Against Abstain
234,528,942 1,930,938 3,306,602
For Against Abstain
232,438,466 3,861,834 3,466,182
For Against Abstain
232,758,275 3,667,168 3,341,039
For Against Abstain
233,973,371 2,409,948 3,383,163

Additional Information
(continued)

Additional Information
Proposal 1k. To Approve the Elimination of the Fundamental Investment Restriction Regarding Purchasing Commodities Contracts and Investing in Oil, Gas or
Mineral Exploration or Development Programs.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1l. To Approve the Elimination of the Fundamental Investment Restriction Regarding Acquiring Other Investment Companies.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1m. To Approve the Elimination of the Fundamental Investment Restriction Regarding Writing and Selling Options, Straddles and Spreads.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1n. To Approve the Elimination of the Fundamental Investment Restriction Regarding the Purchase of Securities on Margin and Short Sales.
With respect to this Proposal, the shares of the Fund were voted as follows:
At a Joint Special Meeting of Shareholders of BlackRock Low Duration Bond Portfolio, held on October 26, 2021, Fund shareholders were asked to vote on the following proposals:
Proposal 1. To approve the amendment or elimination, as applicable, of certain of the fundamental investment restrictions of the Fund.
Proposal 1a. To Approve the Amendment of the Fundamental Investment Restriction Regarding Concentration.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1b. To Approve the Amendment of the Fundamental Investment Restriction Regarding Borrowing and the Issuance of Senior Securities.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1e. To Approve the Amendment of the Fundamental Investment Restriction Regarding Investing in Real Estate.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1f. To Approve the Amendment of the Fundamental Investment Restriction Regarding Underwriting.
With respect to this Proposal, the shares of the Fund were voted as follows:
For Against Abstain
233,819,658 2,704,569 3,242,255
For Against Abstain
234,384,433 2,073,525 3,308,524
For Against Abstain
233,682,066 2,649,055 3,435,362
For Against Abstain
233,559,839 2,863,525 3,343,118
For Against Abstain
509,579,106 3,024,113 5,695,347
For Against Abstain
503,413,023 9,253,432 5,632,111
For Against Abstain
503,507,172 9,114,674 5,676,720
For Against Abstain
503,467,512 9,151,320 5,679,734

Additional Information
(continued)
2022
BlackRock Semi-Annual Report to Shareholders
162
Proposal 1g. To Approve the Amendment of the Fundamental Investment Restriction Regarding Investing in Commodities.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1h. To Approve the Amendment of the Fundamental Investment Restriction Regarding Lending.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1i. To Approve the Amendment of the Fundamental Investment Restriction Regarding Diversification.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1j. To Approve the Elimination of the Fundamental Investment Restriction Regarding Investing for the Purpose of Exercising Control or Management.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1k. To Approve the Elimination of the Fundamental Investment Restriction Regarding Purchasing Commodities Contracts and Investing in Oil, Gas or
Mineral Exploration or Development Programs.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1l. To Approve the Elimination of the Fundamental Investment Restriction Regarding Acquiring Other Investment Companies.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1m. To Approve the Elimination of the Fundamental Investment Restriction Regarding Writing and Selling Options, Straddles and Spreads.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1n. To Approve the Elimination of the Fundamental Investment Restriction Regarding the Purchase of Securities on Margin and Short Sales.
With respect to this Proposal, the shares of the Fund were voted as follows:
For Against Abstain
503,471,086 9,232,713 5,594,767
For Against Abstain
503,224,370 9,327,737 5,746,459
For Against Abstain
509,637,296 3,047,065 5,614,205
For Against Abstain
502,764,649 9,808,603 5,725,313
For Against Abstain
502,324,519 4,466,459 11,507,589
For Against Abstain
508,898,744 3,626,240 5,773,582
For Against Abstain
502,098,171 10,375,833 5,824,561
For Against Abstain
501,909,147 10,599,799 5,789,619

Additional Information
(continued)

Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2022
BlackRock Semi-Annual Report to Shareholders
164
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
(a)
For BlackRock Core Bond Portfolio and BlackRock Low Duration Bond Portfolio.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
JPY Japanese Yen
MXN Mexican Peso
RUB New Russian Ruble
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
Taxable3-3/22-SAR

March 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Funds V
BlackRock GNMA Portfolio
BlackRock Income Fund
BlackRock U.S. Government Bond Portfolio

Dear Shareholder,
The 12-month reporting period as of March 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions.
However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.
Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-
capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a strong advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. The corporate bond market also faced inflationary headwinds, although the improving economy assuaged credit concerns and high-yield corporate bonds consequently declined less than investment-grade corporate bonds.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued
high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.
Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. Sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.
In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-
carbon world, such as technology and health care, are particularly attractive in the long term. We favor U.S.
equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2022
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
5.92% 15.65%
U.S. small cap equities
(Russell 2000
®
Index)
(5.55) (5.79)
International equities
(MSCI Europe, Australasia,
Far East Index)
(3.38) 1.16
Emerging market equities
(MSCI Emerging Markets
Index)
(8.20) (11.37)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.05 0.07
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.04) (3.31)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(5.92) (4.15)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(5.55) (4.47)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(4.16) (0.66)
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of March 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders
4
BlackRock GNMA Portfolio
Investment Objective
BlackRock GNMA Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2022, the Fund underperformed its benchmark, the Bloomberg Fixed-Income GNMA MBS Index.
What factors influenced performance?
The largest detractor from the Fund’s relative performance was an out-of-benchmark allocation to fixed-rate collateralized mortgage obligations (“CMOs") as well as exposure to agency mortgage-backed security (“MBS”) derivatives such as interest-only instruments. Selection of mortgage pools within MBS also weighed on performance.
Positive contributions to performance were led by relative value positioning within agency MBS in the first quarter of 2022.
Describe recent portfolio activity.
Within the GNMA coupon stack, the Fund reduced its underweight to lower coupons over the period. The allocation to agency CMOs was moderately increased over the period. The Fund held a moderately overweight stance with respect to duration and corresponding interest rate sensitivity relative to the benchmark. The Fund maintained a modest position in agency commercial mortgage-backed securities during the period primarily in the form of multi-family transactions.
The Fund’s cash position was somewhat elevated at times during the period and was 5.6% at period end. The Fund’s cash position did not have a material impact on performance.
The Fund held a small percentage of net assets in derivatives as a means to manage risk to allocations in MBS and securitized assets. The Fund’s overall use of derivatives had a positive impact on Fund performance during the period.
Describe portfolio positioning at period end.
The Fund remained constructive on agency MBS on the view that the sector is poised to benefit from a reprieve in the historically elevated level of interest rate volatility observed over the first quarter of 2022. Entering the second quarter of 2022, nominal agency MBS spreads were at their widest in a decade (excluding March 2020 as the
COVID-19 pandemic emerged). In addition, the Fed seemed likely to rely on passive runoff as the mechanism for reducing its MBS portfolio size rather than pursue active sales of MBS as a means of balance sheet reduction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance Summary
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 1.55% 1.38% (5.66)% (5.63)% N/A 1.17% N/A 1.53% N/A
Investor A ............... 1.25 1.08 (5.75) (5.84) (9.60)% 0.92 0.10% 1.22 0.81%
Investor C ............... 0.55 0.39 (6.13) (6.57) (7.50) 0.16 0.16 0.62 0.62
Class K ................ 1.60 1.49 (5.65) (5.61) N/A 1.21 N/A 1.55 N/A
Bloomberg Fixed-Income
GNMA MBS Index
(c)
..... — — (4.59) (4.60) N/A 1.24 N/A 1.52 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in Government National Mortgage Association ("GNMA") securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock GNMA Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The
Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
Bloomberg Fixed-Income GNMA MBS Index - an unmanaged index comprised of mortgage-backed pass through securities of GNMA.

Fund Summary
as of March 31, 2022 (continued)
5
Fund Summary
BlackRock GNMA Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/21)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/21)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 943.40 $ 2. 33 $ 1,000.00 $ 1,022.5 4 $ 2.4 2 0. 4 8%
Investor A ................................ 1,000.00 942.50 3. 54 1,000.00 1,021.2 9 3.6 8 0.7 3
Investor C ................................ 1,000.00 938.70 7. 15 1,000.00 1,017.5 5 7. 44 1. 4 8
Class K .................................. 1,000.00 943.50 2. 08 1,000.00 1,022. 79 2. 17 0.4 3
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 100%
Non-Agency Mortgage-Backed Securities .................. —
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/ Aaa
(d)
...................................... 100%
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

Fund Summary
as of March 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders
6
BlackRock Income Fund
Investment Objective
BlackRock Income Fund’s (the “Fund”) investment objective is to seek to provide high current income, with a secondary objective of long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2022, the Fund underperformed its Customized Reference Benchmark. The Customized Reference Benchmark is comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), S&P/LSTA Leveraged Loan Index (25%), Bloomberg U.S. CMBS Investment Grade Index
(25%), and JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%). The Fund is not managed with reference to the current performance benchmark and its exposures may deviate meaningfully from the current performance benchmark.
What factors influenced performance?
Detractors over the period most notably included exposure to global high yield corporate bonds across Asia, Europe and the United States. Exposure to preferred securities and global investment grade corporate credit also detracted from performance. Interest rate positioning weighed on return, and hawkish central bank messaging and actions pushed interest rates higher. High inflation and heightened geopolitical tensions also added to market volatility that led to risk asset underperformance broadly.
While the Fund is not actively managed versus the current performance benchmark, exposure to floating rate loan interest was the largest contributor to relative performance for the period.
The Fund’s cash position was 9.9% of portfolio assets at period end. The Fund remains selective as the investment adviser seeks the best opportunities to generate income.
The Fund’s cash position did not have a material impact on performance.
Describe recent portfolio activity.
The six-month period saw a pickup in volatility. Inflation started to increase and remained elevated through the first quarter of 2022, leading to more hawkish central bank positioning. In addition, the late-February 2022 invasion of Ukraine by Russia and escalation of the conflict led to increased geopolitical risks. As inflation remained elevated and interest rates began to rise, the Fund increased its exposure to floating rate loan interest and collateralized loan obligations (“CLOs”). Given the geopolitical backdrop, the Fund positioned itself more defensively and increased its exposure to U.S. Treasuries and U.S. and European investment grade corporate bonds while mostly hedging interest rate exposure, and decreased exposure to global high yield corporate bonds across Asia and emerging markets, Europe and the United States.
Describe portfolio positioning at period end.
The Fund held a more defensive position at period end, holding significant allocations to U.S. Treasuries and cash. The Fund also maintained meaningful allocations to floating rate loan interest and CLOs as floating rate instruments continue to offer attractive carry (incremental income) and tend to outperform in rising interest rate environments. The Fund retained a preference for the United States over Europe given heightened geopolitical risks in the latter region stemming from the Russia-Ukraine conflict and ended the period with reduced allocations to global high yield markets relative to historical averages.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of March 31, 2022 (continued)
7
Fund Summary
BlackRock Income Fund
Performance Summary
ira
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 3.49% 3.38% (5.69)% (5.17)% N/A 3.40% N/A 4.23% N/A
Investor A ............... 3.16 3.12 (5.72) (5.41) (7.77)% 3.17 2.65% 3.98 3.72%
Investor C ............... 2.49 2.44 (6.07) (6.11) (7.01) 2.40 2.40 3.35 3.35
Class K ................ 3.54 3.53 (5.57) (5.11) N/A 3.46 N/A 4.26 N/A
S&P/LSTA Leveraged Loan
Index
(c)
.............. — — 0.64 3.25 N/A 4.01 N/A 4.30 N/A
Bloomberg Global High Yield
100% Hedged USD Index
(d)
— — (5.50) (2.60) N/A 3.59 N/A 5.56 N/A
Bloomberg U.S. CMBS
Investment Grade Index
(e)
. — — (6.19) (4.46) N/A 2.44 N/A 2.74 N/A
JPMorgan CEMBI Broad
Diversified Index
(f)
...... — — (9.38) (7.25) N/A 2.83 N/A 4.16 N/A
Customized Reference
Benchmark
(g)
.......... — — (5.15) (2.80) N/A 3.27 N/A 4.22 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges fees, and how performance was calculated for certain share classes.
(b)
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed-income securities. On September 17,
2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Strategies Income Fund (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Predecessor Fund’s returns between July 2, 2012 and July
1, 2016 are the returns of the Predecessor Fund when it followed different investment objectives and different investment strategies under the name BlackRock Secured Credit Portfolio. The
Predecessor Fund’s returns prior to July 2, 2012 are the returns of the Predecessor Fund when it followed different investment objectives and investment strategies under the name BlackRock
Multi-Sector Bond Portfolio.
(c)
A market-value-weighted index that is designed to measure the performance of the U.S. leverage loan market based upon market weightings, spreads and interest payments.
(d)
A “hedged” version of the Bloomberg Global High Yield Index which is a multi-currency flagship measure of the global high yield debt market. The index represents the union of the U.S. High
Yield, the Pan-European High Yield, and Emerging Markets Hard Currency High Yield Indices. The high yield and emerging markets sub-components are mutually exclusive.
(e)
An index that measures the market of US Agency and US Non-Agency conduit and fusion CMBS deals with a minimum current deal size of $300 million. The index is divided into two subcomponents: the U.S. Aggregate-eligible component, which contains bonds that are Employee Retirement Income Security Act of 1974, as amended (“ERISA”) eligible under the underwriter's exemption, and the non-U.S. Aggregate-eligible component, which consists of bonds that are not ERISA eligible.
(f)
An expansion of the JPMorgan Corporate Emerging Markets Bond Index (CEMBI). The CEMBI is a market capitalization weighted index consisting of U.S. dollar denominated emerging market corporate bonds.
(g)
A customized performance benchmark comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), the S&P/LSTA Leveraged Loan Index (25%), the
Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%).
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/21)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/21)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 943.10 $ 3.00 $ 1,000.00 $ 1,021.84 $ 3.13 0.62%
Investor A ................................ 1,000.00 942.80 4.21 1,000.00 1,020.59 4.38 0.87
Investor C ................................ 1,000.00 939.30 7.83 1,000.00 1,016.85 8.15 1.62
Class K .................................. 1,000.00 944.30 2.71 1,000.00 1,022.14 2.82 0.56
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period shown).

Fund Summary
as of March 31, 2022 (continued)
2022
BlackRock Semi-Annual Report to Shareholders
8
BlackRock Income Fund
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 43%
Floating Rate Loan Interests ........................... 31
Asset-Backed Securities .............................. 10
U.S. Treasury Obligations ............................. 10
Investment Companies ............................... 3
Preferred Securities ................................. 1
Non-Agency Mortgage-Backed Securities .................. 1
Foreign Agency Obligations ............................ 1
Foreign Government Obligations ........................ —
(b)
Common Stocks ................................... —
(b)
U.S. Government Sponsored Agency Securities .............. —
(b)
Rights .......................................... —
(b)
Warrants ........................................ —
(b)
Other Interests .................................... —
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/ Aaa
(d)
...................................... 10%
AA/Aa ......................................... 1
A ............................................ 8
BBB/Baa ....................................... 21
BB/Ba ......................................... 22
B ............................................ 27
CCC/ Caa ....................................... 4
CC/Ca ........................................ —
(b)
C ............................................ —
(b)
NR ........................................... 7
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

Fund Summary
as of March 31, 2022
9
Fund Summary
BlackRock U.S. Government Bond Portfolio
Investment Objective
BlackRock U.S. Government Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2022, the Fund underperformed its benchmark, the Bloomberg U.S. Government/Mortgage Index.
What factors influenced performance?
The largest detractor from the Fund’s relative performance was positioning with respect to inflation. Out-of-benchmark allocations to commercial mortgage-backed securities
(“CMBS”) also detracted, specifically single-asset/single-borrower ("SASB") and interest-only issues.
Positive contributions to relative performance were led by the Fund's active positioning with respect to duration and corresponding interest rate sensitivity as rates moved higher over the period. Modest allocations to agency collateralized mortgage obligations and agency mortgage-backed security (“MBS”) derivatives contributed marginally to performance.
Describe recent portfolio activity.
Over the period, the Fund reduced its underweight positions to lower coupons and increased its overweight positions to middle coupons within agency MBS. Allocations to CMBS were modestly increased, primarily through adding to SASB issues. The Fund’s duration relative to the benchmark was shifted from underweight to overweight.
Describe portfolio positioning at period end.
The Fund held a defensive posture given the increased macro uncertainty, including the volatile geopolitical environment, elevated inflation, commodity shortages and global monetary policy tightening. Within agency MBS, nominal spreads were at their widest in a decade (excluding March 2020 as the COVID-19 pandemic emerged). As such, the
Fund remained constructive on agency MBS on the view that the sector is poised to benefit from a reprieve in the historically elevated level of interest rate volatility observed over the first quarter of 2022.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance Summary
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 1.73% 1.51% (5.53)% (4.46)% N/A 1.61% N/A 1.67% N/A
Investor A ............... 1.42 1.19 (5.63) (4.68) (8.50)% 1.34 0.52% 1.38 0.97%
Investor C ............... 0.73 0.49 (5.90) (5.31) (6.26) 0.61 0.61 0.75 0.75
Class K ................ 1.78 1.64 (5.50) (4.41) N/A 1.66 N/A 1.69 N/A
Class R ................ 1.23 0.91 (5.75) (4.92) N/A 1.09 N/A 1.11 N/A
Bloomberg U.S. Government/
Mortgage Index
(c)
....... — — (5.36) (4.20) N/A 1.62 N/A 1.70 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in bonds that are issued or guaranteed by the U.S. Government and its agencies. Th e Fund invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Gove rnment/Mortgage Index . On September
17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
Bloomberg U.S. Government/Mortgage Index, that measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae, Fannie
Mae and Freddie Mac.

Fund Summary
as of March 31, 2022 (continued)
2022
BlackRock Semi-Annual Report to Shareholders
10
BlackRock U.S. Government Bond Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(10/01/21)
Ending
Account
Value
(03/31/22)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(10/01/21)
Ending
Account
Value
(03/31/22)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(03/31/22)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Institutional ...... $ 1,000.00 $ 944.70 $ 2.18 $ 2.18 $ 1,000.00 $ 1,022.69 $ 2.27 $ 1,022.69 $ 2.27 0.45% 0.45%
Investor A ....... 1,000.00 943.70 3.39 3.39 1,000.00 1,021.44 3.53 1,021.44 3.53 0.70 0.70
Investor C ....... 1,000.00 941.00 7.02 7.02 1,000.00 1,017.70 7.29 1,017.70 7.29 1.45 1.45
Class K ........ 1,000.00 945.00 1.94 1.94 1,000.00 1,022.94 2.02 1,022.94 2.02 0.40 0.40
Class R ........ 1,000.00 942.50 4.60 4.60 1,000.00 1,020.19 4.78 1,020.19 4.78 0.95 0.95
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 50%
U.S. Treasury Obligations ............................. 41
Non-Agency Mortgage-Backed Securities .................. 8
Asset-Backed Securities .............................. 1
Foreign Government Obligations ........................ —
(b)
Foreign Agency Obligations ............................ —
(b)
Corporate Bonds ................................... —
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/ Aaa
(d)
...................................... 97%
AA/Aa ......................................... 1
A ............................................ 1
BBB/Baa ....................................... —
(b)
BB/Ba ......................................... —
(b)
CC/Ca ........................................ —
(b)
NR ........................................... 1
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

The Benefits and Risks of Leveraging
11
The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund's shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund's shareholders, and the value of these portfolio holdings is reflected in each Fund's per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if  the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

About Fund Performance
2022
BlackRock Semi-Annual Report to Shareholders
12
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Income Fund's Class K Shares inception date of August 1, 2016 and U.S. Government Bond Portfolio's Class
K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional
Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and
Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for all Funds included in this report, except for Income Fund (which is subject to an initial sales charge of 2.50%) and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Class R Shares (available only in U.S. Government Bond Portfolio) are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
13
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock GNMA Portfolio
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
USD 570 $ 572,742
Series 2018-4, Class MA, 3.50%, 03/25/58 626 628,745
1,201,487
Total Non-Agency Mortgage-Backed Securities — 0.2%
(Cost: $1,211,458) ............................... 1,201,487
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 7.9%
Federal Home Loan Mortgage Corp.
Series 3745, Class ZA, 4.00%, 10/15/40 .. 360 370,827
Series 3780, Class ZA, 4.00%, 12/15/40 .. 1,287 1,343,941
Series 3960, Class PL, 4.00%, 11/15/41 .. 900 941,943
Series 4161, Class BW, 2.50%, 02/15/43 .. 500 484,155
Series 4325, Class ZX, 4.50%, 04/15/44 .. 2,711 2,872,785
Series 4384, Class LB, 3.50%, 08/15/43 .. 1,500 1,510,829
Federal National Mortgage Association
Series 1996-48, Class Z, 7.00%, 11/25/26 . 57 59,559
Series 2010-134, Class KZ, 4.50%, 12/25/40 83 82,001
Series 2010-141, Class LZ, 4.50%, 12/25/40 140 142,487
Series 2011-8, Class ZA, 4.00%, 02/25/41 . 933 946,489
Series 2011-131, Class LZ, 4.50%, 12/25/41 121 118,213
Series 2017-76, Class PB, 3.00%, 10/25/57 1,125 1,108,989
Series 2018-21, Class CA, 3.50%, 04/25/45 260 259,745
Federal National Mortgage Association
Variable Rate Notes, Series 2018-32,
Class PS, (LIBOR USD 1 Month + 7.23%),
6.70%, 05/25/48
(a)
................. 1,444 1,513,382
Government National Mortgage Association
Series 2015-79, Class MY, 3.50%, 05/20/45 3,278 3,371,558
Series 2015-106, Class DY, 3.50%, 07/20/45 2,411 2,498,315
Series 2016-123, Class LM,
3.00%, 09/20/46 ................ 400 386,979
Series 2019-5, Class P, 3.50%, 07/20/48 .. 219 219,037
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2009-31, Class PT, 3.40%, 05/20/39 166 168,447
Series 2014-107, Class WX,
6.79%, 07/20/39 ................ 742 811,140
Series 2015-55, Class A, 5.39%, 03/16/36 . 5,937 6,278,309
Series 2015-103, Class B, 6.91%, 01/20/40 3,654 4,002,246
Series 2015-187, Class C, 5.36%, 03/20/41 6,665 7,196,157
36,687,533
Interest Only Collateralized Mortgage Obligations — 2.4%
Federal Home Loan Mortgage Corp.
Series 4062, Class GI, 4.00%, 02/15/41 .. 56 3,706
Series 4533, Class JI, 5.00%, 12/15/45 ... 433 81,912
Series 5159, Class KI, 3.00%, 11/25/51 ... 892 99,933
Series 5159, Class PI, 3.00%, 11/25/51 ... 1,437 149,480
Series 5176, Class QI, 3.00%, 12/25/51 .. 772 98,460
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 4119, Class SC, (LIBOR USD 1
Month + 6.15%), 5.75%, 10/15/42 .... 1,078 179,131
Series 4901, Class CS, (LIBOR USD 1
Month + 6.10%), 5.64%, 07/25/49 .... 2,294 355,274
Series 4941, Class SH, (LIBOR USD 1
Month + 5.95%), 5.49%, 12/25/49 .... 1,586 240,527
Federal National Mortgage Association
Series 2013-10, Class PI, 3.00%, 02/25/43 73 6,767
Series 2014-68, Class YI, 4.50%, 11/25/44 . 87 17,090
Series 2015-74, Class IA, 6.00%, 10/25/45 2,495 542,212
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2015-77, 6.00%, 10/25/45 ....... USD 2,960 $ 643,120
Series 2017-68, Class IE, 4.50%, 09/25/47 2,071 345,085
Series 2020-32, 4.00%, 05/25/50 ....... 1,190 197,309
Series 2020-32, Class PI, 4.00%, 05/25/50 1,183 195,465
Series 2021-23, Class CI, 3.50%, 07/25/46 984 154,893
Series 2021-41, 3.50%, 07/25/51 ....... 1,890 308,327
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2015-66, Class AS, (LIBOR USD 1
Month + 6.25%), 5.79%, 09/25/45 .... 4,421 568,803
Series 2016-60, Class SD, (LIBOR USD 1
Month + 6.10%), 5.64%, 09/25/46
(b)
... 637 95,619
Series 2016-78, Class CS, (LIBOR USD 1
Month + 6.10%), 5.64%, 05/25/39 .... 792 111,094
Series 2017-70, Class SA, (LIBOR USD 1
Month + 6.15%), 5.69%, 09/25/47 .... 798 130,843
Series 2019-5, Class SA, (LIBOR USD 1
Month + 6.10%), 5.64%, 03/25/49 .... 3,308 495,649
Series 2019-25, Class SA, (LIBOR USD 1
Month + 6.05%), 5.59%, 06/25/49 .... 2,801 482,094
Series 2019-35, Class SA, (LIBOR USD 1
Month + 6.10%), 5.64%, 07/25/49 .... 1,351 193,567
Government National Mortgage Association
Series 2017-139, Class IB,
4.50%, 09/20/47
(b)
............... 307 48,216
Series 2017-144, Class DI, 4.50%, 09/20/47 224 40,553
Series 2019-42, Class AI, 4.00%, 01/20/46 6,460 997,512
Series 2020-115, Class IM,
3.50%, 08/20/50
(b)
............... 1,410 216,795
Series 2020-146, Class DI, 2.50%, 10/20/50 1,843 221,581
Series 2020-151, Class MI, 2.50%, 10/20/50 21,225 2,710,357
Series 2020-162, Class TI, 2.50%, 10/20/50 3,312 397,061
Series 2020-175, Class DI, 2.50%, 11/20/50 667 80,221
Series 2020-185, Class MI, 2.50%, 12/20/50 2,358 312,057
Series 2021-104, Class IH, 3.00%, 06/20/51 1,332 196,606
Government National Mortgage Association
Variable Rate Notes, Series 2017-101,
Class SL, (LIBOR USD 1 Month + 6.20%),
5.75%, 07/20/47
(a)(b)
................ 1,382 229,016
11,146,335
Interest Only Commercial Mortgage-Backed Securities — 0.9%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K094, Class X1, 0.88%, 06/25/29 .. 2,284 122,958
Series K105, Class X1, 1.52%, 01/25/30 .. 7,303 719,603
Series K109, Class X1, 1.58%, 04/25/30 .. 1,454 150,024
Series K110, Class X1, 1.70%, 04/25/30 .. 650 70,944
Series K113, Class X1, 1.39%, 06/25/30 .. 2,600 240,772
Series K115, Class X1, 1.33%, 06/25/30 .. 3,235 289,935
Series K116, Class X1, 1.43%, 07/25/30 .. 1,127 106,680
Series K119, Class X1, 0.93%, 09/25/30 .. 1,792 115,447
Series K120, Class X1, 1.04%, 10/25/30 .. 9,129 648,229
Series K122, Class X1, 0.88%, 11/25/30 .. 2,770 170,113
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.56%, 01/25/58 ........... 2,666 429,360
Government National Mortgage Association
Variable Rate Notes
Series 2016-22, 0.72%, 11/16/55 ....... 11,446 327,747
Series 2016-45, 0.81%, 02/16/58 ....... 3,979 164,524
Series 2016-151, 0.91%, 06/16/58 ...... 8,217 373,180
Series 2017-61, 0.77%, 05/16/59 ....... 2,003 91,221
Series 2017-64, 0.74%, 11/16/57 ....... 1,312 61,758
4,082,495

BlackRock GNMA Portfolio
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities — 163.8%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/35 - 07/01/35 ........... USD 617 $ 611,837
3.50%, 07/01/26 - 09/01/26 ........... 17 17,671
4.00%, 06/01/25 - 05/01/26 ........... 77 79,513
5.00%, 05/01/35 - 12/01/38 ........... 53 57,587
5.65%, 05/01/37 - 12/01/37 ........... 765 815,623
5.75%, 08/01/37 - 04/01/38 ........... 1,296 1,380,387
7.50%, 03/01/27 .................. —
(c)
46
Federal National Mortgage Association
3.50%, 11/01/46 .................. 861 873,169
4.45%, 03/01/36 - 06/01/36 ........... 483 490,629
4.94%, 01/01/35 - 05/01/35 ........... 162 164,597
5.00%, 04/01/36 .................. 91 92,917
5.20%, 08/01/34 - 09/01/34 ........... 194 198,215
5.25%, 08/01/37 - 09/01/37 ........... 487 496,165
5.54%, 01/01/35 .................. 66 68,080
5.75%, 04/01/37 .................. 282 286,781
5.80%, 07/01/34 .................. 43 43,663
5.94%, 09/01/34 .................. 66 68,556
6.50%, 09/01/28 - 02/01/31 ........... 864 912,763
Government National Mortgage Association
2.00%, 08/20/50
(d)
................. 31,530 30,115,169
2.00%, 11/20/50 - 10/20/51 ........... 35,497 33,882,753
2.00%, 04/15/52 - 05/15/52
(e)
.......... 73,533 69,943,491
2.50%, 11/20/40 - 11/20/51 ........... 74,952 72,960,884
2.50%, 12/20/51
(d)
................. 28,711 27,884,662
2.50%, 04/15/52 - 05/15/52
(e)
.......... 54,257 52,612,221
3.00%, 05/15/42 - 10/20/51 ........... 45,887 45,466,485
3.00%, 02/20/51
(d)
................. 31,338 31,108,151
3.00%, 04/15/52 - 05/15/52
(e)
.......... 29,095 28,721,791
3.50%, 04/15/41 - 09/20/51 ........... 54,779 55,542,492
3.50%, 04/15/52 - 05/15/52
(e)
.......... 106,463 107,041,195
4.00%, 10/20/41 - 05/20/51 ........... 26,456 27,486,475
4.00%, 04/15/52 - 05/15/52
(e)
.......... 28,327 28,836,726
4.50%, 12/15/34 - 05/20/50 ........... 13,607 14,360,734
5.00%, 09/15/28 - 05/20/50 ........... 11,062 12,095,869
5.00%, 05/15/52
(e)
................. 1,900 1,981,789
5.30%, 04/15/37 .................. 101 108,432
5.50%, 03/15/32 - 12/15/34 ........... 4,980 5,499,886
5.64%, 04/15/37 - 06/15/37 ........... 1,288 1,394,740
5.65%, 05/20/37 - 10/20/37 ........... 489 517,856
5.75%, 08/20/37 - 12/20/37 ........... 313 328,082
5.80%, 11/15/36 - 03/15/37 ........... 1,351 1,445,228
6.00%, 03/20/28 - 01/15/39 ........... 6,744 7,383,892
6.50%, 09/20/27 - 10/20/40 ........... 2,301 2,493,654
7.00%, 03/20/24 - 05/20/27 ........... 8 7,983
7.50%, 10/20/25 .................. 1 1,139
8.00%, 06/15/22 - 05/15/30 ........... 18 18,312
8.50%, 09/15/24 - 02/15/25 ........... 9 9,161
9.50%, 09/15/22 .................. —
(c)
11
Uniform Mortgage-Backed Securities
2.00%, 04/25/52 - 05/25/52
(e)
.......... 3,278 3,039,850
2.50%, 04/25/37 - 05/25/52
(e)
.......... 27,456 26,196,809
3.00%, 06/01/38 - 06/01/44 ........... 9,023 8,999,004
3.00%, 04/25/52 - 05/25/52
(e)
.......... 51,007 49,844,080
3.50%, 04/25/37
(e)
................. 1,796 1,831,920
3.50%, 03/01/43 - 08/01/43 ........... 1,028 1,046,558
4.00%, 01/01/45 .................. 1,892 1,978,560
5.00%, 07/01/34 - 07/01/35 ........... 918 991,912
5.25%, 07/01/37 - 08/01/37 ........... 359 380,018
5.50%, 12/01/32 - 04/01/35 ........... 100 108,226
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.50%, 08/01/35 .................. USD 545 $ 590,293
760,914,692
Total U.S. Government Sponsored Agency Securities — 175.0%
(Cost: $834,020,175) .............................. 812,831,055
Total Long-Term Investments — 175.2%
(Cost: $835,231,633) .............................. 814,032,542
Shares
Shares
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21%
(f)(g)
.................. 3,246,801 3,246,801
Total Money Market Funds — 0.7%
(Cost: $3,246,801) ............................... 3,246,801
U.S. Treasury Obligations
U.S. Treasury Bills
(h)
0.45%, 06/21/22 .................. 19,057 19,037,705
0.20%, 06/30/22 .................. 11,135 11,120,768
0.67%, 07/19/22 .................. 7,770 7,754,120
0.35%, 07/21/22 .................. 7,499 7,483,740
Total U.S. Treasury Obligations — 9.8%
(Cost: $45,412,507) ............................... 45,396,333
Total Short-Term Securities — 10.5%
(Cost: $48,659,308) ............................... 48,643,134
Total Options Purchased — 0.1%
(Cost: $176,580) ................................. 375,123
Total Investments Before Options Written and TBA Sale
Commitments — 185.8%
(Cost: $884,067,521 ) .............................. 863,050,799
Total Options Written — (0.6)%
(Premium Received — $(1,696,928)) ................... (2,890,757)
Par (000)
Pa r (000)
TBA Sale Commitments
(e)
Mortgage-Backed Securities — (30.5)%
Government National Mortgage Association
2.50% ,  04/15/52 .................. (49,517) (48,025,687)
3.00% ,  04/15/52 .................. (5,637) (5,570,721)
3.50% ,  04/15/52 .................. (28,629) (28,785,565)
4.00% ,  04/15/52 .................. (3,600) (3,670,875)
Uniform Mortgage-Backed Securities
2.00% ,  04/25/52 .................. (2,485) (2,306,682)
2.50% ,  04/25/52 .................. (22,083) (21,068,562)
3.00% ,  04/25/52 .................. (30,400) (29,735,000)
3.50% ,  04/25/52 .................. (364) (364,626)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock GNMA Portfolio
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.00% ,  04/25/52 .................. USD (1,867) $ (1,905,507)
Total TBA Sale Commitments — (30.5)%
(Proceeds: $(143,534,586)) ......................... (141,433,225)
Total Investments Net of Options Written and TBA Sale
Commitments — 154.7%
(Cost: $738,836,007 ) .............................. 718,726,817
Liabilities in Excess of Other Assets — (54.7)% ............ (254,201,114)
Net Assets — 100.0% ............................... $ 464,525,703
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Rounds to less than 1,000.
(d)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)
Represents or includes a TBA transaction.
(f)
Annualized 7-day yield as of period end.
(g)
Affiliate of the Fund.
(h)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,T -Fund,
Institutional Class
(a)
....... $ 2,823,535 $ 423,266 $ — $ — $ — $ 3,246,801 3,246,801 $ 390 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock GNMA Portfolio
Schedules of Investments
17
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
90-day Eurodollar June 2022 Futures ............................................ 9 06/13/22 $ 2,215 $ 24,224
U.S. Treasury 10 Year Note ................................................... 594 06/21/22 72,923 1,164,126
U.S. Treasury 10 Year Ultra Note ............................................... 14 06/21/22 1,897 56,641
U.S. Treasury Long Bond .................................................... 10 06/21/22 1,503 39,972
U.S. Treasury Ultra Bond .................................................... 12 06/21/22 2,127 80,711
U.S. Treasury 2 Year Note .................................................... 134 06/30/22 28,379 294,058
U.S. Treasury 5 Year Note .................................................... 385 06/30/22 44,101 1,051,195
90-day Eurodollar September 2022 Futures ........................................ 9 09/19/22 2,201 36,913
90-day Eurodollar December 2022 Futures ........................................ 9 12/19/22 2,190 42,837
$ 2,790,677
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
2.15% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 01/20/23 2.15 % USD 10,900 $ 375,123
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 1.51% Semi-Annual 1 day SOFR Annual Barclays Bank plc 08/16/22 1.51 % USD 15,800 $ (10,445)
2-Year Interest Rate Swap
(a)
. 1.22% Semi-Annual 1 day SOFR Annual Bank of America NA 09/02/22 1.22 USD 15,500 (6,733)
10-Year Interest Rate Swap
(a)
1.99% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/28/22 1.99 USD 12,100 (143,075)
10-Year Interest Rate Swap
(a)
2.10% Semi-Annual 1 day SOFR Annual Bank of America NA 03/17/23 2.10 USD 3,000 (92,540)
(252,793)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Barclays Bank plc 04/20/22 1.84 USD 12,100 (610,777)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.95% Semi-Annual Deutsche Bank AG 04/28/22 0.95 USD 26,400 (855,010)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.21% Semi-Annual Barclays Bank plc 08/16/22 2.21 USD 15,800 (173,104)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.95% Semi-Annual Bank of America NA 09/02/22 1.95 USD 15,500 (238,990)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.99% Semi-Annual Deutsche Bank AG 10/28/22 1.99 USD 12,100 (643,778)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.10% Semi-Annual Bank of America NA 03/17/23 2.10 USD 3,000 (116,305)
(2,637,964)
$ (2,890,757)
(a)
Forward settling swaption.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock GNMA Portfolio
18
Schedule of Investments
(unaudited) (continued)
March 31, 2022
i
Derivative Financial Instruments Categorized by Risk Exposure
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.05% Quarterly 1 day Fed Funds Quarterly 10/21/22 USD 1,048 $ 7,098 $ — $ 7,098
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 1,048 (6,357) — (6,357)
2.66% Semi-Annual 3 month LIBOR Quarterly 02/06/23 USD 12,000 (137,707) — (137,707)
2.87% Semi-Annual 3 month LIBOR Quarterly 03/23/23 USD 9,600 (93,275) — (93,275)
0.71% Semi-Annual 3 month LIBOR Quarterly 11/03/23 USD 14,055 323,824 — 323,824
0.18% Quarterly 1 day Fed Funds Quarterly 10/21/25 USD 179 13,355 — 13,355
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 179 (13,293) — (13,293)
0.56% Quarterly 1 day Fed Funds Quarterly 10/21/30 USD 41 5,063 — 5,063
1 day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 41 (5,029) — (5,029)
3 month LIBOR Quarterly 1.75% Semi-Annual 03/04/32 USD 2,400 (137,913) — (137,913)
2.16% Annual 1 day SOFR Annual 04/01/32 USD 2,700 (10,182) — (10,182)
$ (54,416) $ — $ (54,416)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.33%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.16
3 month LIBOR ....................................... London Interbank Offered Rate 0.96
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ — $ 349,340 $ (403,756) $ —
Options Written ................................................... N/A N/A 366,452 (1,560,281) (2,890,757)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 2,790,677 $ — $ 2,790,677
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 375,123 — 375,123
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 349,340 — 349,340
$ — $ — $ — $ — $ 3,515,140 $ — $ 3,515,140
Liabilities — Derivative Financial Instruments
Options written
(b)
Options written at value ..................... — — — — 2,890,757 — 2,890,757
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 403,756 — 403,756
$ — $ — $ — $ — $ 3,294,513 $ — $ 3,294,513

BlackRock GNMA Portfolio
Schedules of Investments
19
Schedule of Investments
(unaudited) (continued)
March 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended March 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 3,821,896 $ — $ 3,821,896
Options purchased
(a)
.................... — — — — 45,182 — 45,182
Options written ........................ — — — — 945,539 — 945,539
Swaps .............................. — — — — (410,801) — (410,801)
$ — $ — $ — $ — $ 4,401,816 $ — $ 4,401,816
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — — — 2,193,704 — 2,193,704
Options purchased
(b)
.................... — — — — 423,746 — 423,746
Options written ........................ — — — — (1,500,037) — (1,500,037)
Swaps .............................. — — — — 828,906 — 828,906
$ — $ — $ — $ — $ 1,946,319 $ — $ 1,946,319
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 7,089,317
Average notional value of contracts — short ................................................................................. $ 137,078,966
Options
Average value of option contracts written ................................................................................... $ 11,172
Average notional value of swaption contracts purchased ......................................................................... $ 14,950,000
Average notional value of swaption contracts written ........................................................................... $ 110,850,000
Interest rate swap s
Average notional value — pays fixed rate ................................................................................... $ 38,272,531
Average notional value — receives fixed rate ................................................................................ $ 2,467,531
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 116,433
Options
(a)(b)
........................................................................................ 375,123 2,890,757
Swaps — centrally cleared .............................................................................. — 12,310
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 375,123 $ 3,019,500
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— (128,743)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 375,123 $ 2,890,757
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock GNMA Portfolio
20
Schedule of Investments
(unaudited) (continued)
March 31, 2022
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
Deutsche Bank AG ............................... $ 375,123 $ (375,123) $ — $ — $ —
$ 375,123 $ (375,123) $ — $ — $ —
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)
Bank of America NA .............................. $ 454,568 $ — $ — $ (410,000) $ 44,568
Barclays Bank plc ................................ 794,326 — — (300,000) 494,326
Deutsche Bank AG ............................... 1,641,863 (375,123) — (980,000) 286,740
$ 2,890,757 $ (375,123) $ — $ (1,690,000) $ 825,634
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock GNMA Portfolio
Schedules of Investments
21
Schedule of Investments
(unaudited) (continued)
March 31, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Non-Agency Mortgage-Backed Securities ........................ $ — $ 1,201,487 $ — $ 1,201,487
U.S. Government Sponsored Agency Securities .................... — 812,241,409 589,646 812,831,055
Short-Term Securities
Money Market Funds ...................................... 3,246,801 — — 3,246,801
U.S. Treasury Obligations ................................... — 45,396,333 — 45,396,333
Options Purchased
Interest rate contracts ...................................... — 375,123 — 375,123
Liabilities
Investments
TBA Sale Commitments .................................... — (141,433,225) — (141,433,225)
$ 3,246,801 $ 717,781,127 $ 589,646 $ 721,617,574
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 2,790,677 $ 349,340 $ — $ 3,140,017
Liabilities
Interest rate contracts ....................................... — (3,294,513) — (3,294,513)
$ 2,790,677 $ (2,945,173) $ — $ (154,496)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
22
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd.
(a)(b)
Series 2021-11A, Class C, (LIBOR USD 3
Month + 2.05%), 2.29%, 04/15/34 ... USD 1,000 $ 988,545
Series 2021-11A, Class D, (LIBOR USD 3
Month + 3.15%), 3.39%, 04/15/34 ... 1,000 985,458
AGL CLO 12 Ltd., Series 2021-12A, Class C,
(LIBOR USD 3 Month + 1.85%), 2.10%,
07/20/34
(a)(b)
.................... 1,000 978,522
AIG CLO LLC
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.30%, 04/20/32 ... 1,000 982,036
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.35%, 04/20/32 ... 2,000 1,964,779
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.24%, 04/15/34 ... 3,000 2,939,673
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.24%, 04/15/34 ... 3,000 2,889,957
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 3.30%, 07/20/34 ... 500 488,779
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.10%), 3.21%, 01/25/35 ... 1,000 980,326
AIMCO CLO, Series 2015-AA, Class DR2,
(LIBOR USD 3 Month + 3.05%), 3.29%,
10/17/34
(a)(b)
.................... 1,000 985,680
Ajax Mortgage Loan Trust
(b)
Series 2018-G, Class A, 4.38%, 06/25/57
(a)
1,496 1,497,040
Series 2019-E, Class A, 3.00%, 09/25/59
(c)
1,364 1,360,099
Series 2019-E, Class B, 4.88%, 09/25/59
(c)
280 276,116
Series 2019-E, Class C, 0.00%, 09/25/59 601 565,675
AlbaCore EURO CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.96%), 5.96%,
10/18/34
(a)(d)
.................... EUR 1,400 1,466,515
AlbaCore Euro CLO IV DAC, Series 4X, Class
D, (EURIBOR 3 Month + 4.60%), 0.00%,
07/15/35
(a)(d)
.................... 300 331,875
Alinea CLO Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 3.10%), 3.35%,
07/20/31
(a)(b)
.................... USD 1,000 988,012
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 2.41%,
10/21/28
(a)(b)
.................... 1,000 992,358
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.09%, 10/15/29
(a)(b)
3,000 2,990,380
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class C, (LIBOR USD 3 Month +
2.25%), 2.49%, 04/15/34
(a)(b)
......... 1,000 993,084
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.13%, 01/28/31 ... 1,000 983,225
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 2.88%, 01/28/31 ... 1,000 965,051
Anchorage Capital CLO Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 3.20%),
3.44%, 10/13/30
(a)(b)
............... 1,000 999,055
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class ER, (EURIBOR 3 Month +
6.45%), 6.45%, 04/15/34
(a)(d)
......... EUR 140 148,624
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
5.71%, 04/25/34
(a)(d)
............... 100 102,946
Apidos CLO XV, Series 2013-15A, Class CRR,
(LIBOR USD 3 Month + 1.85%), 2.10%,
04/20/31
(a)(b)
.................... USD 500 489,724
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XX
(a)(b)
Series 2015-20A, Class BRR, (LIBOR USD
3 Month + 1.95%), 2.19%, 07/16/31 .. USD 1,000 $ 988,213
Series 2015-20A, Class CR, (LIBOR USD 3
Month + 2.95%), 3.19%, 07/16/31 ... 1,500 1,476,246
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 3.20%,
04/20/31
(a)(b)
.................... 500 487,511
Apidos CLO XXIX, Series 2018-29A, Class
B, (LIBOR USD 3 Month + 1.90%), 2.16%,
07/25/30
(a)(b)
.................... 1,000 978,017
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 2.65%,
01/20/33
(a)(b)
.................... 500 498,312
Ares XLIX CLO Ltd., Series 2018-49A, Class
D, (LIBOR USD 3 Month + 3.00%), 3.26%,
07/22/30
(a)(b)
.................... 1,000 986,662
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 2.04%, 10/15/30 ... 250 246,113
Series 2015-4A, Class CR, (LIBOR USD 3
Month + 2.65%), 2.89%, 10/15/30 ... 1,000 969,645
Atrium XV, Series 15A, Class D, (LIBOR USD 3
Month + 3.00%), 3.26%, 01/23/31
(a)(b)
... 500 494,134
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 6.08%,
06/22/34
(a)(d)
.................... EUR 1,100 1,118,025
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)(d)
.................... 260 264,989
Bain Capital Credit CLO Ltd., Series 2022-1A,
Class D, (3 Month CME Term SOFR +
3.20%), 4.10%, 04/18/35
(a)(b)(e)
........ USD 1,000 1,000,000
Ballyrock CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 3.15%), 3.63%,
11/20/30
(a)(b)
.................... 1,000 979,872
Battalion CLO 17 Ltd.
(a)(b)
Series 2021-17A, Class C, (LIBOR USD 3
Month + 2.10%), 2.35%, 03/09/34 ... 1,000 982,413
Series 2021-17A, Class D, (LIBOR USD 3
Month + 3.25%), 3.50%, 03/09/34 ... 1,000 992,689
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (LIBOR USD 3 Month + 3.45%), 3.69%,
10/15/36
(a)(b)
.................... 1,500 1,494,231
Battalion CLO X Ltd.
(a)(b)
Series 2016-10A, Class BR2, (LIBOR USD
3 Month + 2.05%), 2.31%, 01/25/35 .. 2,000 1,962,964
Series 2016-10A, Class CR2, (LIBOR USD
3 Month + 3.45%), 3.71%, 01/25/35 .. 1,000 990,051
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 5.91%,
07/22/34
(a)(d)
.................... EUR 1,100 1,132,006
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (LIBOR USD
1 Month + 0.30%), 0.76%, 06/25/47
(a)
... USD 3,300 3,208,698
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 5.97%,
08/20/35
(a)(d)
.................... EUR 1,400 1,433,885
Birch Grove CLO Ltd., Series 19A, Class CR,
(LIBOR USD 3 Month + 2.20%), 3.03%,
06/15/31
(a)(b)
.................... USD 2,000 1,978,782
BlueMountain CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
5.41%, 04/15/34
(a)(d)
............... EUR 100 100,682

BlackRock Income Fund
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (EURIBOR 3 Month + 6.21%),
6.21%, 02/25/34
(a)(d)
............... EUR 1,400 $ 1,440,131
Bridgepoint CLO DAC, Series 3X, Class E,
(EURIBOR 3 Month + 6.24%), 6.24%,
01/15/36
(a)(d)
.................... 1,000 1,043,671
Buttermilk Park CLO Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month + 3.10%),
3.34%, 10/15/31
(a)(b)
............... USD 2,000 1,939,598
Cabinteely Park CLO DAC, Series 1X, Class
E, (EURIBOR 3 Month + 6.26%), 6.26%,
08/15/34
(a)(d)
.................... EUR 850 856,468
Canyon CLO Ltd.
(a)(b)
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.29%, 07/15/34 ... USD 1,000 987,888
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.39%, 07/15/34 ... 1,000 984,906
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.91%,
01/15/34
(a)(d)
.................... EUR 100 103,559
CarVal CLO IV Ltd., Series 2021-1A, Class
D, (LIBOR USD 3 Month + 3.25%), 3.50%,
07/20/34
(a)(b)
.................... USD 4,200 4,168,509
CarVal CLO VC Ltd., Series 2021-2A, Class
D, (LIBOR USD 3 Month + 3.25%), 3.46%,
10/15/34
(a)(b)
.................... 1,000 993,262
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 01/15/34
(a)(d)
............... EUR 100 102,310
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A3LR, (LIBOR USD 3
Month + 1.95%), 2.19%, 10/18/30 ... USD 500 492,401
Series 2013-4A, Class CRR, (LIBOR USD 3
Month + 1.90%), 2.17%, 04/27/31 ... 1,000 990,558
Series 2013-4A, Class DRR, (LIBOR USD 3
Month + 2.80%), 3.07%, 04/27/31 ... 1,000 979,505
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.50%), 3.76%, 04/23/29 ... 1,000 994,627
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 2.09%, 11/16/30 ... 1,500 1,473,750
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.30%, 04/20/32 ... 1,500 1,495,573
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.35%, 04/20/32 ... 1,250 1,242,932
Contego CLO IX DAC, Series 9X, Class E,
(EURIBOR 3 Month + 6.01%), 6.01%,
01/24/34
(a)(d)
.................... EUR 809 833,360
Cook Park CLO Ltd., Series 2018-1A, Class
C, (LIBOR USD 3 Month + 1.75%), 1.99%,
04/17/30
(a)(b)
.................... USD 1,250 1,221,203
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 06/22/34
(a)(d)
............... EUR 475 476,475
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class E, (EURIBOR 3 Month + 6.16%),
6.16%, 12/15/34
(a)(d)
............... 783 788,879
Dryden 40 Senior Loan Fund, Series 2015-40A,
Class DR, (LIBOR USD 3 Month + 3.10%),
3.61%, 08/15/31
(a)(b)
............... USD 1,000 989,348
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class C, (LIBOR USD 3 Month + 2.25%),
2.49%, 07/15/30
(a)(b)
............... 2,000 1,991,347
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.99%,
01/16/32
(a)(b)
.................... 1,000 995,680
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 72 CLO Ltd., Series 2019-72A, Class
DR, (LIBOR USD 3 Month + 3.00%), 3.51%,
05/15/32
(a)(b)
.................... USD 1,000 $ 985,021
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 2.09%, 04/15/29
(a)(b)
......... 1,000 988,376
Eaton Vance CLO Ltd., Series 2015-1A, Class
CR, (LIBOR USD 3 Month + 1.90%), 2.15%,
01/20/30
(a)(b)
.................... 763 753,442
Elmwood CLO IV Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.15%), 3.39%,
04/15/33
(a)(b)
.................... 1,000 993,369
Elmwood CLO IX Ltd., Series 2021-2A, Class
D, (LIBOR USD 3 Month + 2.95%), 3.20%,
07/20/34
(a)(b)
.................... 1,250 1,221,482
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 3.35%,
10/20/34
(a)(b)
.................... 1,715 1,694,942
Fidelity Grand Harbour CLO DAC, Series 2021-
1X, Class E, (EURIBOR 3 Month + 6.22%),
6.22%, 10/15/34
(a)(d)
............... EUR 800 801,073
Flatiron CLO 17 Ltd., Series 2017-1A, Class
CR, (LIBOR USD 3 Month + 1.90%), 2.41%,
05/15/30
(a)(b)
.................... USD 400 396,735
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.85%), 2.10%, 07/19/34 ... 2,000 1,975,548
Series 2021-1A, Class D, (LIBOR USD 3
Month + 2.90%), 3.15%, 07/19/34 ... 2,450 2,396,467
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.19%,
07/15/31
(a)(b)
.................... 500 489,204
Galaxy XXII CLO Ltd., Series 2016-22A, Class
CRR, (LIBOR USD 3 Month + 2.15%),
2.39%, 04/16/34
(a)(b)
............... 1,000 984,397
Generate CLO 9 Ltd., Series 9A, Class D,
(LIBOR USD 3 Month + 3.35%), 3.48%,
10/20/34
(a)(b)
.................... 1,000 992,728
Gilbert Park CLO Ltd., Series 2017-1A, Class
D, (LIBOR USD 3 Month + 2.95%), 3.19%,
10/15/30
(a)(b)
.................... 1,000 982,241
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2021-10A, Class D, (LIBOR USD 3
Month + 3.05%), 3.30%, 07/20/34
(a)(b)
... 1,000 988,006
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class C, (LIBOR USD 3
Month + 1.90%), 2.15%, 04/20/30
(a)(b)
... 1,000 987,297
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.26%, 04/24/31
(a)(b)
... 1,000 992,413
GoldenTree Loan Management US CLO 5 Ltd.,
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.40%, 10/20/32
(a)(b)
... 1,000 991,506
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class C, (LIBOR USD 3 Month +
2.05%), 2.30%, 07/20/34
(a)(b)
......... 1,000 988,040
Greene King Finance plc
(a)
Series B1,  (SONIO/N + 1.92%), 2.53%,
12/15/34 .................... GBP 100 107,746
Series B2,  (SONIO/N + 2.20%), 2.64%,
03/15/36
(d)
................... 100 107,059
Greywolf CLO III Ltd., Series 2020-3RA, Class
CR, (LIBOR USD 3 Month + 3.35%), 3.61%,
04/15/33
(a)(b)
.................... USD 2,000 1,980,254

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
24
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Greywolf CLO V Ltd.
(a)(b)
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 2.26%, 01/27/31 ... USD 500 $ 492,136
Series 2015-1A, Class CR, (LIBOR USD 3
Month + 3.00%), 3.26%, 01/27/31 ... 1,700 1,657,706
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
2.38%, 07/28/31
(a)(b)
............... 1,000 998,577
Gulf Stream Meridian 1 Ltd.
(a)(b)
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.61%, 04/15/33 ... 3,000 2,989,696
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 2.24%, 04/15/33 ... 2,000 1,983,372
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (LIBOR USD 3 Month + 2.15%), 2.40%,
04/20/34
(a)(b)
.................... 1,750 1,732,896
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
D, (LIBOR USD 3 Month + 3.50%), 3.76%,
01/30/35
(a)(b)
.................... 1,000 998,385
Harbor Park CLO 18-1 Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
3.15%, 01/20/31
(a)(b)
............... 1,000 982,737
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)(d)
.................... EUR 330 343,169
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 5.25%,
04/25/34
(a)(d)
.................... 100 102,232
Invesco CLO Ltd., Series 2022-1A, Class D, (3
Month CME Term SOFR + 3.05%), 3.33%,
04/20/35
(a)(b)
.................... USD 1,000 955,561
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 5.99%,
07/15/34
(a)(d)
.................... EUR 847 882,073
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 5.81%,
01/15/34
(a)(d)
.................... 100 99,743
Kayne CLO 10 Ltd., Series 2021-10A, Class
D, (LIBOR USD 3 Month + 2.75%), 3.01%,
04/23/34
(a)(b)
.................... USD 1,000 959,242
Kayne CLO 5 Ltd., Series 2019-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.41%,
07/24/32
(a)(b)
.................... 500 498,504
KKR CLO 27 Ltd., Series 27A, Class DR, (3
Month CME Term SOFR + 3.25%), 3.48%,
10/15/32
(a)(b)
.................... 1,000 976,748
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(a)(b)
..... 1,771 1,709,100
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 3.84%,
01/15/33
(a)(b)
.................... 1,000 995,852
Madison Park Funding XXXIII Ltd., Series
2019-33A, Class DR, (3 Month CME Term
SOFR + 3.10%), 3.26%, 10/15/32
(a)(b)
... 1,000 999,907
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)(d)
.................... EUR 100 104,927
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE6, Class A2, (LIBOR USD 1
Month + 0.14%), 0.60%, 05/25/37
(a)
.... USD 2,578 2,353,682
Neuberger Berman CLO XVII Ltd., Series 2014-
17A, Class CR2, (LIBOR USD 3 Month +
2.00%), 2.26%, 04/22/29
(a)(b)
......... 1,000 989,776
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class DRR, (LIBOR USD 3 Month +
2.95%), 3.19%, 07/15/34
(a)(b)
......... 1,150 1,124,042
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (LIBOR USD 3 Month +
3.30%), 3.55%, 04/20/34
(a)(b)
......... USD 1,500 $ 1,474,387
Neuberger Berman CLO XXII Ltd., Series
2016-22A, Class CR, (LIBOR USD 3 Month
+ 2.20%), 2.44%, 10/17/30
(a)(b)
........ 1,000 990,489
Neuberger Berman Loan Advisers CLO 31 Ltd.,
Series 2019-31A, Class CR, (LIBOR USD 3
Month + 1.95%), 2.20%, 04/20/31
(a)(b)
... 1,000 986,196
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (LIBOR USD 3
Month + 1.80%), 2.05%, 07/20/31
(a)(b)
... 1,000 986,533
Neuberger Berman Loan Advisers CLO 40
Ltd.
(a)(b)
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 1.99%, 04/16/33 ... 1,000 976,586
Series 2021-40A, Class D, (LIBOR USD 3
Month + 2.75%), 2.99%, 04/16/33 ... 1,000 973,524
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 5.52%, 04/17/34
(a)(d)
... EUR 100 97,594
Neuberger Berman Loan Advisers Euro CLO
DAC, Series 2021-2X, Class E, (EURIBOR
3 Month + 6.06%), 6.06%, 04/15/34
(a)(d)
.. 1,223 1,245,065
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/34
(a)(d)
......... 410 422,859
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 6.06%, 07/22/34
(a)(d)
......... 1,100 1,116,442
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(a)(d)
............... 300 307,781
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class CR, (LIBOR USD 3
Month + 2.90%), 3.17%, 04/26/31 ... USD 1,000 968,507
Series 2015-10A, Class DR2, (LIBOR USD
3 Month + 2.95%), 3.08%, 01/26/34 .. 1,000 978,139
Series 2019-16A, Class CR, (LIBOR USD 3
Month + 1.85%), 2.08%, 04/10/33 ... 2,750 2,690,032
Series 2019-17A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.25%, 07/20/32 ... 2,500 2,469,318
OCP Euro CLO DAC
(a)(d)
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 ... EUR 148 154,166
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 ... 100 100,946
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 6.02%, 04/20/33 ... 673 688,286
Series 2022-5X, Class E, (EURIBOR 3
Month + 6.47%), 6.47%, 04/20/35 ... 1,000 1,017,625
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 2.51%, 10/24/30
(a)(b)
........ USD 1,000 992,294
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (LIBOR USD 3 Month +
3.10%), 3.36%, 01/24/33
(a)(b)
......... 2,000 1,980,804
Octagon Investment Partners 37 Ltd., Series
2018-2A, Class B, (LIBOR USD 3 Month +
1.75%), 2.01%, 07/25/30
(a)(b)
......... 1,000 980,786
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class DR, (LIBOR USD 3 Month +
3.35%), 3.60%, 01/20/35
(a)(b)
......... 1,000 999,914

BlackRock Income Fund
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners 41 Ltd., Series
2019-2A, Class DR, (LIBOR USD 3 Month +
3.20%), 3.44%, 10/15/33
(a)(b)
......... USD 1,250 $ 1,236,388
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR, (LIBOR USD 3 Month + 2.20%),
2.46%, 04/21/34
(a)(b)
............... 1,000 998,825
OHA Credit Funding 6 Ltd, Series 2020-6A,
Class DR, (LIBOR USD 3 Month + 3.15%),
3.40%, 07/20/34
(a)(b)
............... 1,250 1,235,010
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
3.20%, 01/20/32
(a)(b)
............... 500 493,122
OHA Credit Partners XII Ltd., Series 2015-12A,
Class CR, (LIBOR USD 3 Month + 1.90%),
2.16%, 07/23/30
(a)(b)
............... 1,500 1,480,549
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(c)
.... 924 849,701
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 2.10%, 10/17/31 ... 2,000 1,971,800
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 3.33%, 05/21/34 ... 1,000 973,966
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 3.00%, 07/20/30 ... 1,750 1,710,698
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.89%, 07/16/31 ... 1,000 992,279
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 2.39%, 11/14/34 ... 1,000 993,784
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 3.05%), 3.44%, 11/14/34 ... 1,000 984,381
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 3.14%, 07/15/34 ... 2,000 1,954,728
Series 2021-3A, Class D, (LIBOR USD 3
Month + 2.95%), 3.18%, 01/15/35 ... 1,000 978,102
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 3.52%, 04/20/35 2,000 1,962,948
Palmer Square European CLO DAC, Series
2022-1X, Class E, (EURIBOR 3 Month +
6.36%), 6.36%, 01/21/35
(a)(d)
......... EUR 800 819,470
Palmer Square Loan Funding Ltd., Series
2019-3A, Class A2, (LIBOR USD 3 Month +
1.60%), 2.08%, 08/20/27
(a)(b)
......... USD 1,500 1,497,143
Park Avenue Institutional Advisers CLO Ltd.,
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 4.36%, 05/15/32
(a)(b)
... 1,500 1,491,063
Pikes Peak CLO 3, Series 2019-3A, Class
CRR, (LIBOR USD 3 Month + 2.15%),
2.41%, 10/25/34
(a)(b)
............... 1,000 989,733
Pikes Peak CLO 7
(a)(b)
Series 2021-7A, Class C, (LIBOR USD 3
Month + 2.20%), 2.70%, 02/25/34 ... 1,000 991,909
Series 2021-7A, Class D, (LIBOR USD 3
Month + 3.40%), 3.90%, 02/25/34 ... 1,000 992,665
PPM CLO Ltd., Series 2018-1A, Class C,
(LIBOR USD 3 Month + 2.15%), 2.39%,
07/15/31
(a)(b)
.................... 1,000 986,704
Progress Residential Trust, Series 2019-SFR4,
Class E, 3.44%, 10/17/36
(b)
.......... 3,000 2,894,333
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 6.26%,
07/18/34
(a)(d)
.................... EUR 1,100 1,112,168
Providus CLO V DAC, Series 5X, Class E,
(EURIBOR 3 Month + 5.29%), 5.29%,
02/15/35
(a)(d)
.................... 100 96,392
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(LIBOR USD 3 Month + 3.00%), 3.23%,
01/15/35
(a)(b)
.................... USD 1,000 $ 980,092
Rad CLO 15 Ltd., Series 2021-15A, Class D,
(LIBOR USD 3 Month + 3.05%), 3.30%,
01/20/34
(a)(b)
.................... 1,000 991,696
Recette CLO Ltd., Series 2015-1A, Class DRR,
(LIBOR USD 3 Month + 3.25%), 3.50%,
04/20/34
(a)(b)
.................... 500 492,801
Regata XII Funding Ltd., Series 2019-1A, Class
DR, (LIBOR USD 3 Month + 3.10%), 3.34%,
10/15/32
(a)(b)
.................... 1,000 985,376
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class CR2, (LIBOR USD 3
Month + 2.05%), 2.98%, 06/20/34 ... 1,350 1,344,069
Series 2016-1A, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.98%, 06/20/34 ... 1,500 1,481,276
Regatta XVI Funding Ltd.
(a)(b)
Series 2019-2A, Class C, (LIBOR USD 3
Month + 2.70%), 2.94%, 01/15/33 ... 1,000 997,297
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.14%, 01/15/33 ... 1,000 995,161
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (LIBOR USD 3 Month + 3.05%),
3.16%, 01/20/35
(a)(b)
............... 1,000 984,440
Riserva CLO Ltd.
(a)(b)
Series 2016-3A, Class CRR, (LIBOR USD 3
Month + 1.80%), 2.04%, 01/18/34 ... 1,500 1,460,846
Series 2016-3A, Class DRR, (LIBOR USD 3
Month + 3.25%), 3.49%, 01/18/34 ... 1,000 984,097
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 5.95%,
07/16/34
(a)(d)
.................... EUR 716 704,963
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 2.10%), 2.35%, 04/20/34 ... USD 1,000 989,326
Series 2017-2A, Class DR, (LIBOR USD 3
Month + 2.85%), 3.09%, 10/15/29 ... 500 491,266
Series 2017-3A, Class A, (LIBOR USD 3
Month + 1.19%), 1.44%, 10/20/30 ... 1,500 1,494,734
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.45%, 10/20/31 ... 500 497,208
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 3.35%, 10/20/31 ... 2,000 1,972,731
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.48%, 08/20/32 ... 1,500 1,485,121
Series 2021-1A, Class C, (LIBOR USD 3
Month + 2.00%), 2.25%, 07/20/34 ... 1,000 990,613
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 2.35%, 07/20/34 ... 1,000 988,316
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.50%, 07/20/34 ... 1,000 974,591
Rockford Tower Europe CLO DAC
(a)(d)
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.96%), 5.96%, 04/20/34 ... EUR 100 101,086
Series 2021-2X, Class E, (EURIBOR 3
Month + 6.22%), 6.22%, 01/24/35 ... 1,000 1,008,502
RR 3 Ltd., Series 2018-3A, Class BR2, (LIBOR
USD 3 Month + 1.80%), 2.04%, 01/15/30
(a)(b)
USD 1,250 1,228,366
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
2.15%, 04/20/29
(a)(b)
............... 2,500 2,460,300
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
DR, (LIBOR USD 3 Month + 3.20%), 3.47%,
10/26/34
(a)(b)
.................... 2,000 1,953,714

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
26
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
C, (LIBOR USD 3 Month + 2.00%), 2.25%,
04/20/33
(a)(b)
.................... USD 1,250 $ 1,228,365
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 2.25%, 07/20/34 ... 1,000 986,687
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.00%), 3.25%, 07/20/34 ... 3,500 3,430,037
Sound Point CLO XXIII, Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.25%), 2.49%,
07/15/34
(a)(b)
.................... 3,500 3,473,071
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class C1, (LIBOR USD 3 Month + 2.30%),
2.56%, 04/25/34
(a)(b)
............... 1,000 993,853
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
5.84%, 07/25/35
(a)(d)
............... EUR 200 196,299
Southwick Park CLO LLC, Series 2019-4A,
Class CR, (LIBOR USD 3 Month + 1.95%),
2.20%, 07/20/32
(a)(b)
............... USD 1,000 982,540
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
3.99%, 01/16/32
(a)(b)
............... 1,750 1,742,689
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.20%,
04/20/34
(a)(b)
.................... 1,000 976,628
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
DR, (LIBOR USD 3 Month + 2.75%), 3.05%,
01/29/32
(a)(b)
.................... 1,000 985,816
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (LIBOR USD 3
Month + 2.05%), 2.30%, 04/20/34 ... 1,500 1,472,589
Series 2020-1A, Class DRR, (LIBOR USD 3
Month + 3.40%), 3.65%, 04/20/34 ... 1,250 1,216,592
Series 2021-1A, Class D2, (LIBOR USD 3
Month + 3.88%), 4.13%, 03/18/34 ... 2,000 1,999,520
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 2.36%, 07/25/34 ... 2,500 2,456,044
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.51%, 07/25/34 ... 5,000 4,874,827
TICP CLO IX Ltd., Series 2017-9A, Class D,
(LIBOR USD 3 Month + 2.90%), 3.15%,
01/20/31
(a)(b)
.................... 1,000 984,240
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.39%,
07/17/31
(a)(b)
.................... 1,050 1,035,681
TICP CLO VI Ltd., Series 2016-6A, Class DR2,
(LIBOR USD 3 Month + 2.90%), 3.14%,
01/15/34
(a)(b)
.................... 1,100 1,072,203
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class C, (LIBOR USD 3
Month + 2.15%), 2.40%, 10/20/31 ... 600 599,381
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 3.30%, 10/20/31 ... 1,050 1,032,575
TICP CLO XV Ltd.
(a)(b)
Series 2020-15A, Class A, (LIBOR USD 3
Month + 1.28%), 1.53%, 04/20/33 ... 3,500 3,481,724
Series 2020-15A, Class C, (LIBOR USD 3
Month + 2.15%), 2.40%, 04/20/33 ... 1,000 998,394
Tikehau CLO VI DAC, Series 6X, Class E,
(EURIBOR 3 Month + 6.32%), 6.32%,
01/15/35
(a)(d)
.................... EUR 1,000 1,035,746
Trestles CLO III Ltd., Series 2020-3A, Class
B1, (LIBOR USD 3 Month + 1.85%), 2.10%,
01/20/33
(a)(b)
.................... USD 1,000 993,892
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 6.02%,
07/15/35
(a)(d)
.................... EUR 781 $ 805,957
Webster Park CLO Ltd., Series 2015-1A, Class
BR, (LIBOR USD 3 Month + 1.80%), 2.05%,
07/20/30
(a)(b)
.................... USD 500 488,231
York CLO 1 Ltd., Series 2014-1A, Class DRR,
(LIBOR USD 3 Month + 3.01%), 3.27%,
10/22/29
(a)(b)
.................... 1,750 1,740,278
Total Asset-Backed Securities — 9.8%
(Cost: $259,549,943) ............................. 254,019,004
Shares
Shares
Common Stocks
Banks — 0.1%
UniCredit SpA ..................... 82,744 892,622
Building Products — 0.0%
AZEK Co., Inc. (The)
(f)
............... 234 5,812
Chemicals — 0.0%
Diversey Holdings Ltd.
(f)
.............. 22,390 169,492
Element Solutions, Inc. ............... 9,835 215,387
384,879
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(e)
.............. 1,227 178
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(f)
......... 5,307 41,819
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(f)
........... 48,333 31,900
Diversified Telecommunication Services — 0.0%
Liberty Global plc, Class A
(f)
............ 15,624 398,568
Electric Utilities — 0.0%
Electricite de France SA .............. 34,513 323,946
Electrical Equipment — 0.0%
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$276,327)
(g)
.................... 28,101 228,461
Sensata Technologies Holding plc
(f)
....... 2,699 137,244
365,705
Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc. ...... 9,694 454,939
VICI Properties, Inc. ................. 27,011 768,733
1,223,672
Hotels, Restaurants & Leisure — 0.0%
Aramark ......................... 2,887 108,551
NEW Top YK
(e)(f)
.................... 3,743 —
108,551
IT Services — 0.0%
(f)
Square, Inc., Class A ................ 648 87,869
Twilio, Inc., Class A ................. 322 53,069
140,938
Life Sciences Tools & Services — 0.0%
(f)
Avantor, Inc. ...................... 6,813 230,416
Syneos Health, Inc. ................. 3,620 293,039
523,455

BlackRock Income Fund
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Machinery — 0.0%
Ameriforge Group, Inc.
(f)
.............. 283 $ 283
Marine — 0.0%
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(e) (g)
................ 1,227 —
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(f)
.... 41,561 143,801
Telenet Group Holding NV ............. 11,497 370,425
514,226
Metals & Mining — 0.0%
Constellium SE, Class A
(f)
............. 19,201 345,618
Oil, Gas & Consumable Fuels — 0.2%
California Resources Corp. ............ 1,004 44,909
Cheniere Energy, Inc. ................ 1,717 238,062
Chesapeake Energy Corp. ............ 15,589 1,356,244
Diamondback Energy, Inc. ............. 1,073 147,087
DT Midstream, Inc. .................. 3,756 203,801
Energy Transfer LP ................. 63,530 710,901
EQT Corp.
(f)
...................... 4,466 153,675
Matador Resources Co. .............. 2,872 152,158
Occidental Petroleum Corp. ............ 867 49,194
Pioneer Natural Resources Co. ......... 551 137,766
Targa Resources Corp. ............... 2,450 184,901
3,378,698
Professional Services — 0.0%
NMG, Inc.
(f)
....................... 1,905 311,944
Road & Rail — 0.0%
Uber Technologies, Inc.
(f)
.............. 5,719 204,054
Software — 0.0%
(f)
Avaya Holdings Corp. ................ 12 152
Informatica, Inc., Class A .............. 10,152 200,400
200,552
Total Common Stocks — 0.4%
(Cost: $9,349,300) .............................. 9,397,420
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.4%
Bombardier, Inc.
(b)
7.50%, 12/01/24 ................. USD 211 217,857
7.50%, 03/15/25 ................. 886 890,519
7.13%, 06/15/26 ................. 368 360,640
7.88%, 04/15/27 ................. 167 163,512
6.00%, 02/15/28 ................. 203 190,260
7.45%, 05/01/34 ................. 182 184,730
BWX Technologies, Inc.
(b)
4.13%, 06/30/28 ................. 13 12,514
4.13%, 04/15/29 ................. 285 274,312
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
349 314,100
Raytheon Technologies Corp., 4.63%, 11/16/48 120 135,612
Rolls-Royce plc
0.88%, 05/09/24
(d)
................ EUR 100 108,192
5.75%, 10/15/27
(b)
................ USD 592 607,629
5.75%, 10/15/27
(d)
................ GBP 500 684,017
Safran SA, 0.75%, 03/17/31
(d)
......... EUR 500 495,420
Spirit AeroSystems, Inc.
(b)
5.50%, 01/15/25 ................. USD 233 233,583
7.50%, 04/15/25 ................. 24 24,865
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ USD 1,109 $ 1,159,770
6.25%, 03/15/26
(b)
................ 2,509 2,575,840
6.38%, 06/15/26 ................. 265 267,392
7.50%, 03/15/27 ................. 100 103,000
4.63%, 01/15/29 ................. 216 201,953
4.88%, 05/01/29 ................. 306 286,805
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 536 566,123
10,058,645
Airlines — 0.6%
Air Canada, 3.88%, 08/15/26
(b)
......... 416 392,600
Air France-KLM, 3.88%, 07/01/26
(d)
...... EUR 800 805,350
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ USD 836 976,022
5.50%, 04/20/26 ................. 471 474,341
5.75%, 04/20/29 ................. 817 814,432
British Airways Pass-Through Trust, Series
2020-1, Class A, 4.25%, 11/15/32
(b)(h)
... 2,441 2,438,068
Delta Air Lines, Inc.
(b)
7.00%, 05/01/25 ................. 113 121,036
4.75%, 10/20/28 ................. 443 446,392
Deutsche Lufthansa AG
(d)
2.88%, 05/16/27 ................. EUR 600 616,345
3.75%, 02/11/28 ................. 700 743,709
3.50%, 07/14/29 ................. 1,000 1,020,184
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 148 148,084
International Consolidated Airlines Group SA
(d)
2.75%, 03/25/25 ................. EUR 200 210,163
1.13%, 05/18/28
(i)
................ 500 477,009
3.75%, 03/25/29 ................. 800 795,194
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 361 376,343
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
49 51,697
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 756 746,132
Series 2020-1, Class A, 5.88%, 10/15/27 4,026 4,167,465
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 693 681,687
4.63%, 04/15/29 ................. 505 480,230
16,982,483
Auto Components — 0.9%
Adient US LLC, 9.00%, 04/15/25
(b)
...... 190 197,600
Allison Transmission, Inc.
(b)
5.88%, 06/01/29 ................. 95 96,850
3.75%, 01/30/31 ................. 256 232,230
Aptiv plc
3.10%, 12/01/51 ................. 10,312 8,197,877
4.15%, 05/01/52 ................. 5,200 4,876,473
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 591 611,998
6.25%, 05/15/26 ................. 184 189,290
8.50%, 05/15/27 ................. 2,883 2,991,113
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(d)
.................... EUR 400 401,965
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... USD 148 148,370
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
.................... 140 121,726
Faurecia SE, 3.75%, 06/15/28
(d)
........ EUR 227 235,691
Goodyear Tire & Rubber Co. (The), 5.25%,
07/15/31
(b)
.................... USD 437 404,094
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(d)
. EUR 563 504,867
Icahn Enterprises LP
4.75%, 09/15/24 ................. USD 317 318,442
5.25%, 05/15/27 ................. 247 242,412

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
28
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Auto Components (continued)
4.38%, 02/01/29 ................. USD 390 $ 357,825
IHO Verwaltungs GmbH
(d)(j)
3.63%, (3.63% Cash or 4.38% PIK),
05/15/25 .................... EUR 500 546,266
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
................... 300 319,845
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
.. USD 60 51,600
Schaeffler AG, 3.38%, 10/12/28
(d)
....... EUR 200 216,661
Tenneco, Inc., 7.88%, 01/15/29
(b)
....... USD 101 106,429
ZF Europe Finance BV
(d)
2.00%, 02/23/26 ................. EUR 200 207,546
2.50%, 10/23/27 ................. 300 301,289
ZF Finance GmbH
(d)
3.00%, 09/21/25 ................. 500 542,793
2.00%, 05/06/27 ................. 400 398,060
2.25%, 05/03/28 ................. 500 491,522
3.75%, 09/21/28 ................. 700 734,688
24,045,522
Automobiles — 0.7%
Ferrari NV, 1.50%, 05/27/25
(d)
......... 400 441,140
Ford Motor Co.
4.35%, 12/08/26 ................. USD 30 30,183
6.63%, 10/01/28 ................. 451 493,462
3.25%, 02/12/32 ................. 453 404,588
4.75%, 01/15/43 ................. 124 112,624
5.29%, 12/08/46 ................. 75 72,795
Jaguar Land Rover Automotive plc
7.75%, 10/15/25
(b)
................ 400 413,620
4.50%, 01/15/26
(d)
................ EUR 1,000 1,064,912
6.88%, 11/15/26
(d)
................ 300 341,002
4.50%, 07/15/28
(d)
................ 505 504,569
Nissan Motor Co. Ltd.
3.20%, 09/17/28
(d)
................ 1,000 1,111,431
4.81%, 09/17/30
(b)
................ USD 4,175 4,138,908
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)(d)
......... EUR 1,800 1,869,788
Renault SA, 1.25%, 06/24/25
(d)
......... 200 205,204
Stellantis NV
(d)
3.88%, 01/05/26 ................. 600 714,048
4.50%, 07/07/28 ................. 400 500,131
0.75%, 01/18/29 ................. 500 502,065
2.75%, 04/01/32 ................. 950 1,057,003
1.25%, 06/20/33 ................. 350 333,344
Thor Industries, Inc., 4.00%, 10/15/29
(b)
... USD 26 22,825
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(d)
. 2,300 2,167,750
Volvo Car AB, 2.50%, 10/07/27
(d)
....... EUR 1,817 2,010,804
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 162 163,822
18,676,018
Banks — 5.4%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.38%
(a)(d)(k)
.......... EUR 300 332,695
Abu Dhabi Commercial Bank PJSC, 3.50%,
03/31/27
(d)
.................... USD 2,000 1,992,500
Ahli United Sukuk Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.01%), 3.88%
(a)(d)(k)
............. 625 593,750
AIB Group plc
(a)(d)(k)
(EUR Swap Annual 5 Year + 5.70%), 5.25% EUR 600 666,832
(EUR Swap Annual 5 Year + 6.63%), 6.25% 940 1,074,971
Axis Bank Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.32%),
4.10%
(a)(d)(k)
................... USD 1,600 1,484,000
Banco Bilbao Vizcaya Argentaria SA
(EUR Swap Annual 5 Year + 6.04%),
6.00%
(a)(d)(k)
................... EUR 600 685,322
Security
Par (000)
Par (000) Value
Banks (continued)
1.13%, 09/18/25 ................. USD 600 $ 552,720
Banco BPM SpA, (EUR Swap Annual 5 Year +
3.17%), 2.88%, 06/29/31
(a)(d)
......... EUR 1,575 1,631,074
Banco de Credito del Peru SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.45%), 3.25%, 09/30/31
(a)(d)
.... USD 679 632,658
Banco de Credito e Inversiones SA, 3.50%,
10/12/27
(d)
.................... 1,205 1,218,029
Banco de Sabadell SA
(a)(d)
(EUR Swap Annual 5 Year + 6.20%),
5.75%
(k)
..................... EUR 400 431,015
(EUSA3 + 2.20%), 2.62%, 03/24/26 .... 400 442,381
(EUR Swap Annual 5 Year + 2.20%),
2.00%, 01/17/30 ............... 500 523,834
(EUR Swap Annual 5 Year + 2.95%),
2.50%, 04/15/31 ............... 2,200 2,274,339
Banco General SA, 4.13%, 08/07/27
(d)
.... USD 1,179 1,194,327
Banco Inbursa SA Institucion De Banca Multiple
Grupo Financiero Inbursa
(d)
4.13%, 06/06/24 ................. 653 660,477
4.38%, 04/11/27 ................. 170 171,275
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(d)
............... 1,248 1,231,854
Banco Nacional de Comercio Exterior SNC,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%), 2.72%,
08/11/31
(a)(b)
................... 810 769,500
Banco Santander SA
(EUR Swap Annual 5 Year + 4.53%),
4.37%
(a)(d)(k)
................... EUR 2,200 2,364,841
3.31%, 06/27/29 ................. USD 600 581,027
Bangkok Bank PCL
(a)(d)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.73%),
5.00%
(k)
..................... 1,897 1,852,894
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%),
3.73%, 09/25/34 ............... 682 635,880
Bank Hapoalim BM, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.16%), 3.26%, 01/21/32
(a)(b)(d)
........ 670 617,030
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.28%, 01/29/31
(a)(b)(d)
...... 1,280 1,198,400
Bank of America Corp.
(a)
(SOFR + 1.33%), 3.38%, 04/02/26 ..... 6,200 6,191,653
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30 .................... 850 822,481
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(d)(k)
... 1,372 1,372,000
Bank of Cyprus PCL, (EUR Swap Annual 5
Year + 2.79%), 2.50%, 06/24/27
(a)(d)
.... EUR 775 741,578
Bank of East Asia Ltd. (The)
(a)(d)(k)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%),
5.87% ...................... USD 2,177 2,168,564
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
5.83% ...................... 2,577 2,557,673
Bank of Ireland Group plc
(a)(d)
(EUR Swap Annual 5 Year + 7.92%),
7.50%
(k)
..................... EUR 400 480,537
(EUR Swap Annual 5 Year + 6.43%),
6.00%
(k)
..................... 300 341,320

BlackRock Income Fund
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.50%),
4.12%, 09/19/27 ............... USD 1,000 $ 997,600
Barclays plc
(a)(k)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%),
8.00% ...................... 400 422,600
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.13% ... GBP 665 918,348
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.37%
(d)
.. 700 948,530
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38% ...................... USD 2,899 2,553,295
BBVA Bancomer SA, 4.38%, 04/10/24
(d)
... 650 664,950
BNP Paribas SA
(a)
(LIBOR USD 6 Month + 0.08%), 1.57%
(k)
220 170,665
(EUR Swap Annual 1 Year + 1.60%),
2.50%, 03/31/32
(d)
.............. EUR 1,100 1,220,241
BPER Banca, (EUR Swap Annual 5 Year +
3.73%), 3.88%, 07/25/32
(a)(d)
......... 333 346,627
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(d)(k)
.............. USD 256 246,768
CaixaBank SA
(a)(d)(k)
(EUR Swap Annual 5 Year + 6.22%), 6.37% EUR 600 689,889
(EUR Swap Annual 5 Year + 6.50%), 6.75% 600 698,597
(EUR Swap Annual 5 Year + 4.50%), 5.25% 800 879,017
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(d)(k)
............. USD 250 248,328
Citigroup, Inc., 4.30%, 11/20/26 ........ 500 514,190
Commercial Bank PSQC (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.50%
(a)(d)(k)
.......... 225 215,437
Commerzbank AG
(d)
(EUR Swap Annual 5 Year + 6.36%),
6.12%
(a)(k)
.................... EUR 1,800 2,040,713
4.00%, 03/23/26 ................. 150 171,963
(EUR Swap Annual 5 Year + 6.74%),
6.50%
(a)(k)
.................... 200 227,887
Credit Agricole SA
(USD Swap Semi 5 Year + 4.90%), 7.88%
(a)
(b)(k)
........................ USD 200 210,750
0.38%, 04/20/28
(d)
................ EUR 500 508,749
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%),
4.75%
(a)(b)(k)
................... USD 14,525 13,180,421
DBS Group Holdings Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.92%), 3.30%
(a)(d)(k)
............. 995 965,439
Emirates NBD Bank PJSC, (CMTUSD6Y +
3.66%), 6.13%
(a)(d)(k)
.............. 257 259,570
Hana Bank, 3.25%, 03/30/27
(d)
......... 1,300 1,299,265
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(d)(k)
.............. 1,500 1,387,500
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 0.75%
(a)(k)
......... 1,090 886,671
HSBC Holdings plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(k)
..................... 200 178,500
(SOFR + 2.53%), 4.76%, 03/29/33 ..... 6,590 6,772,399
Security
Par (000)
Par (000) Value
Banks (continued)
ING Groep NV, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.86%),
3.88%
(a)(k)
.................... USD 7,402 $ 6,439,740
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 6.07%),
5.87%
(a)(d)(k)
................... EUR 1,000 1,139,438
1.00%, 11/19/26
(d)
................ 500 535,289
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(d)(k)
................... 504 619,128
(EUR Swap Annual 5 Year + 5.85%),
5.50%
(a)(d)(k)
................... 2,200 2,409,413
(EUR Swap Annual 5 Year + 5.56%),
6.37%
(a)(d)(k)
................... 300 338,927
5.15%, 06/10/30
(d)
................ GBP 500 676,503
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)(d)(k)
................... EUR 275 301,012
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42
(a)(b)
............. USD 7,215 6,172,794
JPMorgan Chase & Co.
3.63%, 12/01/27 ................. 300 300,735
Series W, (LIBOR USD 3 Month + 1.00%),
1.51%, 05/15/47
(a)
.............. 1,000 860,000
Kasikornbank PCL
(a)(d)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.94%),
5.28%
(k)
..................... 1,525 1,483,348
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.00%
(k)
..................... 1,200 1,086,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ............... 534 501,059
Krung Thai Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.53%), 4.40%
(a)(d)(k)
............. 2,500 2,340,625
Mizrahi Tefahot Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.25%), 3.08%, 04/07/31
(a)(b)(d)
...... 1,297 1,204,589
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(d)(k)
.......... 681 680,574
NatWest Group plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 4.99%),
5.13%
(a)(k)
.................... GBP 400 517,729
QNB Finance Ltd., 2.75%, 02/12/27
(d)
..... USD 1,231 1,195,455
Rizal Commercial Banking Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.24%), 6.50%
(a)(d)(k)
.......... 2,068 1,965,634
Santander UK Group Holdings plc, (BPSWS5 +
6.07%), 6.75%
(a)(d)(k)
.............. GBP 385 521,364
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.06%), 2.87%
(a)(d)(k)
... USD 1,750 1,588,125
Shizuoka Bank Ltd. (The), (LIBOR USD 3
Month - 0.50%), 0.00%, 01/25/23
(a)(d)(i)
... 100 98,350
Societe Generale SA
(a)(k)
(USD Swap Semi 5 Year + 4.98%), 7.88%
(b)
400 418,000
(USD Swap Semi 5 Year + 4.98%), 7.88%
(d)
700 731,500
(USD Swap Rate 5 Year + 5.87%), 8.00%
(d)
464 501,190
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.66%), 6.00%
(a)(d)(k)
............. 400 412,500
SVB Financial Group, Series E, (US Treasury
Yield Curve Rate T Note Constant Maturity
10 Year + 3.06%), 4.70%
(a)(k)
......... 9,298 8,298,465

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
30
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(d)(k)
............. USD 478 $ 458,073
UniCredit SpA
(a)(d)
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(k)
..................... EUR 200 227,887
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(k)
..................... 996 1,189,971
(EURIBOR Swap Rate 5 Year + 4.08%),
3.88%
(k)
..................... 1,000 968,279
(EURIBOR 3 Month + 0.90%), 0.80%,
07/05/29 .................... 500 503,501
(EUR Swap Annual 5 Year + 2.40%),
2.00%, 09/23/29 ............... 1,000 1,070,129
United Overseas Bank Ltd., 3.06%, 04/07/25
(d)
USD 1,900 1,900,000
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 03/24/28
(a)
... 8,340 8,323,250
5.38%, 11/02/43 ................. 500 579,913
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(d)(k)
................... 718 700,858
139,573,687
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/48 ................. 750 809,456
4.44%, 10/06/48 ................. 2,225 2,329,128
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 1,172 1,117,244
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
1,826 1,661,660
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 498 460,301
Heineken NV, 2.25%, 03/30/30
(d)
........ EUR 400 462,923
6,840,712
Biotechnology — 0.2%
AbbVie, Inc.
2.80%, 03/15/23 ................. USD 1,012 1,015,493
4.88%, 11/14/48 ................. 500 565,105
Cidron Aida Finco SARL
(d)
5.00%, 04/01/28 ................. EUR 1,100 1,139,506
6.25%, 04/01/28 ................. GBP 296 362,594
Grifols SA
(d)
1.63%, 02/15/25 ................. EUR 100 107,343
3.20%, 05/01/25 ................. 1,000 1,098,395
4,288,436
Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... USD 206 206,295
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
.................... 394 365,652
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
... 321 273,697
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
............... 200 196,882
JELD-WEN, Inc.
(b)
6.25%, 05/15/25 ................. 73 75,217
4.63%, 12/15/25 ................. 72 69,300
4.88%, 12/15/27 ................. 23 22,022
Johnson Controls International plc, 0.38%,
09/15/27 ..................... EUR 500 517,565
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. USD 53 53,397
3.50%, 02/15/30 ................. 81 72,799
National Central Cooling Co. PJSC, 2.50%,
10/21/27
(d)
.................... 674 616,710
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 101 97,099
Security
Par (000)
Par (000) Value
Building Products (continued)
9.75%, 07/15/28 ................. USD 144 $ 145,260
PCF GmbH, 4.75%, 04/15/26
(d)
........ EUR 853 905,048
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
USD 530 522,718
Standard Industries, Inc.
2.25%, 11/21/26
(d)
................ EUR 300 309,877
5.00%, 02/15/27
(b)
................ USD 124 122,919
4.38%, 07/15/30
(b)
................ 489 447,902
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 206 203,425
Victors Merger Corp., 6.38%, 05/15/29
(b)
... 145 118,696
5,342,480
Capital Markets — 2.8%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
105 100,891
Blackstone Private Credit Fund, 4.70%,
03/24/25
(b)
.................... 19,357 19,639,539
Cerah Capital Ltd., 0.00%, 08/08/24
(d)(i)(l)
... 1,300 1,333,449
Cindai Capital Ltd., 0.00%, 02/08/23
(d)(i)(l)
... 900 885,492
Codere New Holdco SA, 7.50%, 11/30/27 .. EUR 100 94,540
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... USD 203 190,820
Credit Suisse Group AG
(a)
(USD Swap Semi 5 Year + 4.60%), 7.50%
(b)
(k)
......................... 400 406,100
(USD Swap Semi 5 Year + 3.46%), 6.25%
(d)
(k)
......................... 677 682,078
(USD Swap Semi 5 Year + 3.46%), 6.25%
(b)
(k)
......................... 200 201,500
(SOFR + 1.56%), 2.59%, 09/11/25
(b)(h)
.. 1,500 1,449,014
(USD Swap Rate 5 Year + 4.33%), 7.25%
(d)
(k)
......................... 200 202,250
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(b)(k)
.................... 350 345,475
(EUR Swap Annual 1 Year + 1.60%),
2.13%, 10/13/26
(d)
.............. EUR 1,350 1,481,884
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(b)(k)
.................... USD 645 596,625
(SOFR + 1.73%), 3.09%, 05/14/32
(b)
... 2,610 2,353,952
Deutsche Bank AG
(a)(d)
(EUR Swap Annual 5 Year + 4.55%),
4.50%
(k)
..................... EUR 200 204,655
(EUR Swap Annual 5 Year + 5.69%),
6.75%
(k)
..................... 600 678,286
(EURIBOR Swap Rate 5 Year + 3.30%),
4.00%, 06/24/32 ............... 2,100 2,325,541
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... USD 250 241,966
Dua Capital Ltd., 2.78%, 05/11/31
(d)
...... 1,655 1,490,162
Goldman Sachs Group, Inc. (The), (SOFR +
1.85%), 3.62%, 03/15/28
(a)
.......... 10,155 10,140,781
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(d)
.................... 2,300 2,254,000
Huarong Finance 2019 Co. Ltd.
(d)
(LIBOR USD 3 Month + 1.13%), 1.61%,
02/24/23
(a)
................... 200 195,750
2.50%, 02/24/23 ................. 214 210,790
3.75%, 05/29/24 ................. 200 196,000
4.50%, 05/29/29 ................. 500 471,665
3.38%, 02/24/30 ................. 758 659,460
3.63%, 09/30/30 ................. 530 461,100
Huarong Finance Co. Ltd., 3.88%, 11/13/29
(d)
1,000 902,500
Intermediate Capital Group plc, 1.63%,
02/17/27
(d)
.................... EUR 600 630,517
JAB Holdings BV, 3.38%, 04/17/35
(d)
..... 100 116,210
Kane Bidco Ltd., 5.00%, 02/15/27
(d)
...... 731 789,912

BlackRock Income Fund
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Korea Investment & Securities Co. Ltd., 2.13%,
07/19/26
(d)
.................... USD 1,450 $ 1,345,049
MSCI, Inc.
(b)
3.63%, 09/01/30 ................. 162 151,857
3.88%, 02/15/31 ................. 40 37,926
3.63%, 11/01/31 ................. 113 106,361
3.25%, 08/15/33 ................. 262 235,489
Nasdaq, Inc., 1.75%, 03/28/29 ......... EUR 500 545,410
OWL Rock Core Income Corp., 5.50%,
03/21/25
(b)
.................... USD 126 125,680
Pingan Real Estate Capital Ltd.
(d)
2.75%, 07/29/24 ................. 605 556,600
3.45%, 07/29/26 ................. 800 712,000
S&P Global, Inc.
3.70%, 03/01/52
(b)
................ 1,050 1,064,614
2.30%, 08/15/60 ................. 604 456,665
Sherwood Financing plc
(d)
4.50%, 11/15/26 ................. EUR 1,850 1,951,737
6.00%, 11/15/26 ................. GBP 210 260,694
SURA Asset Management SA
(d)
4.88%, 04/17/24 ................. USD 400 404,700
4.88%, 04/17/24 ................. 1,318 1,333,486
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(k)
......................... 12,902 11,644,055
UBS Group AG, (USD Swap Semi 5 Year +
4.87%), 7.00%
(a)(d)(k)
.............. 325 344,161
73,209,388
Chemicals — 0.8%
Ashland LLC, 3.38%, 09/01/31
(b)
........ 185 163,262
Ashland Services BV, 2.00%, 01/30/28
(d)
... EUR 500 510,180
Axalta Coating Systems LLC, 3.38%,
02/15/29
(b)
.................... USD 518 455,426
Bluestar Finance Holdings Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 3
Year + 5.63%), 3.10%
(a)(d)(k)
.......... 720 709,200
Braskem Netherlands Finance BV
(d)
4.50%, 01/10/28 ................. 267 263,068
5.88%, 01/31/50 ................. 529 522,123
Chemours Co. (The)
4.00%, 05/15/26 ................. EUR 800 850,043
5.75%, 11/15/28
(b)
................ USD 210 204,040
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 196 175,910
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 1,088 1,015,920
Equate Petrochemical BV, 2.63%, 04/28/28
(b)
1,323 1,222,121
EverArc Escrow SARL, 5.00%, 10/30/29
(b)
.. 379 346,311
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(d)
.................... EUR 460 483,431
Gates Global LLC, 6.25%, 01/15/26
(b)
..... USD 100 100,093
GC Treasury Center Co. Ltd., 4.40%,
03/30/32
(d)
.................... 1,200 1,217,964
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 416 421,200
HB Fuller Co., 4.25%, 10/15/28 ........ 162 151,664
Herens Midco SARL
4.75%, 05/15/28
(b)
................ 202 181,140
5.25%, 05/15/29
(d)
................ EUR 775 732,000
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... USD 353 357,412
INEOS Finance plc
(d)
2.13%, 11/15/25 ................. EUR 1,000 1,066,148
2.88%, 05/01/26 ................. 700 735,886
Ingevity Corp., 3.88%, 11/01/28
(b)
....... USD 144 130,152
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
167 161,990
Kronos International, Inc., 3.75%, 09/15/25
(d)
EUR 300 322,709
LG Chem Ltd., 2.38%, 07/07/31
(d)
....... USD 1,280 1,145,498
Security
Par (000)
Par (000) Value
Chemicals (continued)
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. USD 142 $ 132,110
Lune Holdings SARL, 5.63%, 11/15/28
(d)
... EUR 450 444,979
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
USD 196 186,690
Monitchem HoldCo 2 SA, 9.50%, 09/15/26
(d)
EUR 200 225,952
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(d)
296 320,901
Nobian Finance BV, 3.63%, 07/15/26
(d)
.... 420 421,796
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. USD 127 128,428
Olympus Water US Holding Corp.
(d)
3.88%, 10/01/28 ................. EUR 291 292,514
5.38%, 10/01/29 ................. 272 262,204
Orbia Advance Corp. SAB de CV, 5.50%,
01/15/48
(d)
.................... USD 1,147 1,121,192
Pearl Holding II Ltd., 0.00%,
(a)(d)(k)
....... 477 15,236
Pearl Holding III Ltd., 9.00%, 10/22/25
(d)
... 380 135,850
PMHC II, Inc., 9.00%, 02/15/30
(b)
....... 61 53,680
SCIL IV LLC
4.38%, 11/01/26
(d)
................ EUR 209 221,380
5.38%, 11/01/26
(b)
................ USD 200 184,000
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 106 92,431
4.38%, 02/01/32 ................. 29 25,682
Sociedad Quimica y Minera de Chile SA,
4.25%, 05/07/29
(d)
............... 824 849,389
SPCM SA, 3.13%, 03/15/27
(b)
......... 200 184,000
UPL Corp. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.87%),
5.25%
(a)(d)(k)
................... 700 646,975
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
1,168 1,092,197
20,682,477
Commercial Services & Supplies — 0.5%
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................ 865 875,233
9.75%, 07/15/27
(b)
................ 1,325 1,369,547
3.63%, 06/01/28
(d)
................ EUR 431 435,074
4.63%, 06/01/28
(b)
................ USD 1,164 1,087,991
4.88%, 06/01/28
(d)
................ GBP 314 376,372
6.00%, 06/01/29
(b)
................ USD 1,118 986,260
APi Escrow Corp., 4.75%, 10/15/29
(b)
..... 125 116,094
APi Group DE, Inc., 4.13%, 07/15/29
(b)
.... 145 133,632
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 492 502,923
5.75%, 07/15/29 ................. 131 119,515
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 435 435,835
6.38%, 05/01/25 ................. 245 251,500
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 56 56,438
Clean Harbors, Inc., 4.88%, 07/15/27
(b)
.... 215 214,463
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 137 130,794
5.00%, 09/01/30 ................. 166 157,285
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 104 99,679
9.50%, 11/01/27 ................. 250 256,250
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 86 85,458
3.75%, 08/01/25 ................. 203 199,285
5.13%, 12/15/26 ................. 23 23,195
4.00%, 08/01/28 ................. 211 194,120
3.50%, 09/01/28 ................. 261 245,039
4.75%, 06/15/29 ................. 76 72,295
4.38%, 08/15/29 ................. 425 392,594
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 99 99,247
Intrum AB
(d)
3.13%, 07/15/24 ................. EUR 200 219,321
4.88%, 08/15/25 ................. 107 119,136

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
32
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
3.50%, 07/15/26 ................. EUR 851 $ 900,990
ISS Global A/S, 1.50%, 08/31/27
(d)
...... 100 105,588
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 102 97,920
Madison IAQ LLC
(b)
4.13%, 06/30/28 ................. 107 98,615
5.88%, 06/30/29 ................. 245 219,888
Nielsen Finance LLC
(b)
5.63%, 10/01/28 ................. 126 126,907
5.88%, 10/01/30 ................. 348 348,870
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. 123 125,932
5.75%, 04/15/26 ................. 247 251,983
6.25%, 01/15/28 ................. 253 247,585
Rentokil Initial plc, 0.50%, 10/14/28
(d)
..... EUR 500 500,174
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... USD 26 24,180
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(d)
............... EUR 176 194,324
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(d)
............... 400 424,958
Verisure Midholding AB, 5.25%, 02/15/29
(d)
. 333 339,391
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... USD 466 440,407
13,702,287
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 798 786,964
Ciena Corp., 4.00%, 01/31/30
(b)
........ 77 74,113
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 214 202,682
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 141 142,634
8.25%, 03/01/27 ................. 160 155,600
7.13%, 07/01/28 ................. 314 283,660
4.75%, 09/01/29 ................. 319 293,802
Nokia OYJ
2.00%, 03/15/24
(d)
................ EUR 200 225,111
4.38%, 06/12/27 ................. USD 611 619,780
3.13%, 05/15/28
(d)
................ EUR 500 569,719
6.63%, 05/15/39 ................. USD 79 94,108
Viasat, Inc.
(b)
5.63%, 09/15/25 ................. 217 211,937
5.63%, 04/15/27 ................. 50 49,250
6.50%, 07/15/28 ................. 212 203,520
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 220 206,453
Xiaomi Best Time International Ltd., 0.00%,
12/17/27
(d)(i)(l)
.................. 300 251,850
4,371,183
Construction & Engineering — 0.2%
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 285 270,394
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
.................... 285 265,073
Delhi International Airport Ltd., 6.13%,
10/31/26
(d)
.................... 250 243,641
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. 97 91,422
Ferrovial Emisiones SA, 0.54%, 11/12/28
(d)
. EUR 500 508,166
GMR Hyderabad International Airport Ltd.
(d)
5.38%, 04/10/24 ................. USD 836 840,337
4.25%, 10/27/27 ................. 700 638,881
Heathrow Finance plc, 4.63%, 09/01/29
(c)(d)
. GBP 1,343 1,608,450
Heathrow Funding Ltd., 1.88%, 03/14/34
(d)
. EUR 100 101,688
MasTec, Inc., 4.50%, 08/15/28
(b)
........ USD 218 215,988
Summit Digitel Infrastructure Pvt Ltd., 2.88%,
08/12/31
(d)
.................... 1,495 1,297,869
6,081,909
Security
Par (000)
Par (000) Value
Construction Materials — 0.1%
Inversiones CMPC SA
4.75%, 09/15/24
(d)
................ USD 600 $ 615,750
3.85%, 01/13/30
(d)
................ 593 577,360
3.00%, 04/06/31
(b)
................ 525 474,403
1,667,513
Consumer Finance — 0.8%
Ally Financial, Inc., 8.00%, 11/01/31 ..... 400 501,731
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(a)(k)
.............. 550 501,215
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... 93 83,003
Encore Capital Group, Inc.
(d)
4.88%, 10/15/25 ................. EUR 146 162,320
5.38%, 02/15/26 ................. GBP 700 912,658
4.25%, 06/01/28 ................. 729 881,043
Ford Motor Credit Co. LLC
4.69%, 06/09/25 ................. USD 200 201,432
5.13%, 06/16/25 ................. 200 204,000
4.13%, 08/04/25 ................. 626 625,296
3.38%, 11/13/25 ................. 200 195,489
4.39%, 01/08/26 ................. 700 698,187
2.70%, 08/10/26 ................. 323 300,393
2.90%, 02/16/28 ................. 200 180,750
4.00%, 11/13/30 ................. 200 188,340
General Motors Financial Co., Inc., 0.65%,
09/07/28
(d)
.................... EUR 500 492,688
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(j)
...... USD 134 121,770
Manappuram Finance Ltd., 5.90%, 01/13/23
(d)
1,203 1,201,496
Muthoot Finance Ltd., 4.40%, 09/02/23
(d)
.. 850 847,875
Navient Corp.
7.25%, 09/25/23 ................. 42 43,628
6.13%, 03/25/24 ................. 97 98,697
5.88%, 10/25/24 ................. 13 13,262
5.50%, 03/15/29 ................. 197 183,456
OneMain Finance Corp.
6.88%, 03/15/25 ................. 235 247,107
7.13%, 03/15/26 ................. 160 171,022
3.50%, 01/15/27 ................. 261 241,425
6.63%, 01/15/28 ................. 159 166,553
5.38%, 11/15/29 ................. 65 63,152
4.00%, 09/15/30 ................. 100 88,250
Shriram Transport Finance Co. Ltd.
(d)
5.95%, 10/24/22 ................. 681 682,702
5.10%, 07/16/23 ................. 1,368 1,368,000
SLM Corp., 3.13%, 11/02/26 .......... 126 116,865
Toyota Motor Credit Corp., 3.05%, 03/22/27 . 6,459 6,448,220
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
120 112,904
Volkswagen International Finance NV
(a)(d)(k)
(EUR Swap Annual 10 Year + 3.37%),
3.88% ...................... EUR 400 444,886
(EUR Swap Annual 5 Year + 2.92%), 3.75% 500 550,944
(EUR Swap Annual 10 Year + 3.98%),
4.62% ...................... 400 460,766
(EUR Swap Annual 9 Year + 3.36%), 4.37% 1,900 2,093,165
21,894,690
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... USD 610 557,788
Ardagh Metal Packaging Finance USA LLC
3.00%, 09/01/29
(d)
................ EUR 400 394,225
4.00%, 09/01/29
(b)
................ USD 971 875,017
Ardagh Packaging Finance plc
5.25%, 04/30/25
(b)
................ 200 199,725

BlackRock Income Fund
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
4.13%, 08/15/26
(b)
................ USD 353 $ 340,089
4.75%, 07/15/27
(d)
................ GBP 176 210,568
5.25%, 08/15/27
(b)
................ USD 511 472,356
Ball Corp.
2.88%, 08/15/30 ................. 40 35,862
3.13%, 09/15/31 ................. 213 190,358
Berry Global, Inc., 1.00%, 01/15/25
(d)
..... EUR 200 213,256
Canpack SA, 3.13%, 11/01/25
(b)
........ USD 211 194,647
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 278 281,127
8.75%, 04/15/30 ................. 235 221,194
Crown Americas LLC, 4.75%, 02/01/26 ... 75 75,801
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 284 320,478
Crown European Holdings SA, 2.25%,
02/01/23
(d)
.................... EUR 500 555,653
Graphic Packaging International LLC
(b)
4.75%, 07/15/27 ................. USD 23 23,230
3.50%, 03/15/28 ................. 165 155,100
3.50%, 03/01/29 ................. 113 103,960
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)
.................... 128 131,840
Kleopatra Finco SARL, 4.25%, 03/01/26
(d)
.. EUR 493 481,299
LABL, Inc., 5.88%, 11/01/28
(b)
......... USD 218 204,375
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 383 381,478
OI European Group BV, 2.88%, 02/15/25
(d)
. EUR 500 542,032
Sealed Air Corp.
4.50%, 09/15/23
(d)
................ 100 114,351
4.00%, 12/01/27
(b)
................ USD 201 195,975
Silgan Holdings, Inc.
4.13%, 02/01/28 ................. 26 24,960
2.25%, 06/01/28 ................. EUR 1,000 1,003,860
Smurfit Kappa Treasury ULC, 1.50%,
09/15/27
(d)
.................... 1,000 1,087,928
Titan Holdings II BV, 5.13%, 07/15/29
(d)
... 300 304,993
Trivium Packaging Finance BV
(b)(c)
5.50%, 08/15/26 ................. USD 853 849,486
8.50%, 08/15/27 ................. 1,021 1,015,895
Verallia SA
(d)
1.63%, 05/14/28 ................. EUR 500 514,550
1.88%, 11/10/31 ................. 300 291,652
12,565,108
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. USD 54 50,355
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 104 97,989
148,344
Diversified Consumer Services — 0.1%
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 48 49,294
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 78 73,402
Rekeep SpA, 7.25%, 02/01/26
(d)
........ EUR 200 230,100
Service Corp. International, 4.00%, 05/15/31 USD 448 416,788
Sotheby's
(b)
7.38%, 10/15/27 ................. 291 298,010
5.88%, 06/01/29 ................. 608 588,240
1,655,834
Diversified Financial Services — 0.3%
China Cinda 2020 I Management Ltd., 3.00%,
01/20/31
(d)
.................... 271 242,003
doValue SpA, 3.38%, 07/31/26
(d)
........ EUR 650 690,329
Far East Horizon Ltd., 4.25%, 10/26/26
(d)
.. USD 800 717,900
Garfunkelux Holdco 3 SA
(d)
6.75%, 11/01/25 ................. EUR 358 394,160
7.75%, 11/01/25 ................. GBP 789 1,028,697
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Inversiones La Construccion SA, 4.75%,
02/07/32
(b)
.................... USD 655 $ 612,425
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 357 341,820
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... 105 100,655
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 453 502,211
7.38%, 09/01/25 ................. 147 153,502
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 247 240,207
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 1,857 1,931,280
6,955,189
Diversified Telecommunication Services — 2.0%
Altice France Holding SA
(b)
10.50%, 05/15/27 ................ 2,375 2,485,449
6.00%, 02/15/28 ................. 342 294,975
Altice France SA
2.50%, 01/15/25
(d)
................ EUR 300 318,846
8.13%, 02/01/27
(b)
................ USD 360 371,207
5.50%, 01/15/28
(b)
................ 296 274,303
4.13%, 01/15/29
(d)
................ EUR 654 654,756
5.13%, 01/15/29
(b)
................ USD 200 179,166
5.13%, 07/15/29
(b)
................ 655 587,044
4.25%, 10/15/29
(d)
................ EUR 2,473 2,479,279
5.50%, 10/15/29
(b)
................ USD 825 740,256
AT&T, Inc.
2.45%, 03/15/35 ................. EUR 100 112,839
3.65%, 09/15/59 ................. USD 165 144,694
British Telecommunications plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%),
4.25%, 11/23/81
(d)
.............. 600 572,742
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%),
4.88%, 11/23/81
(b)
.............. 1,300 1,235,000
CCO Holdings LLC
5.13%, 05/01/27
(b)
................ 59 59,087
5.00%, 02/01/28
(b)
................ 14 13,853
5.38%, 06/01/29
(b)
................ 258 258,000
4.75%, 03/01/30
(b)
................ 569 546,377
4.25%, 02/01/31
(b)
................ 259 235,043
4.75%, 02/01/32
(b)
................ 177 164,829
4.50%, 05/01/32 ................. 28 25,612
4.50%, 06/01/33
(b)
................ 159 142,702
4.25%, 01/15/34
(b)
................ 1,162 1,009,191
Cellnex Telecom SA
(d)
1.00%, 04/20/27 ................. EUR 100 101,600
1.75%, 10/23/30 ................. 500 483,056
0.75%, 11/20/31
(i)
................ 9,500 9,054,773
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... USD 536 493,870
Deutsche Telekom International Finance BV,
7.50%, 01/24/33 ................ EUR 300 515,791
Frontier Communications Corp.
(b)
5.88%, 10/15/27 ................. USD 435 432,085
5.00%, 05/01/28 ................. 336 322,560
6.75%, 05/01/29 ................. 198 190,080
Frontier Communications Holdings LLC, 6.00%,
01/15/30
(b)
.................... 601 555,925
Global Switch Finance BV, 1.38%, 10/07/30
(d)
EUR 200 202,997
Global Switch Holdings Ltd., 1.50%, 01/31/24
(d)
500 550,686
Iliad Holding SAS
(b)
6.50%, 10/15/26 ................. USD 609 610,644
7.00%, 10/15/28 ................. 254 254,376
Level 3 Financing, Inc.
(b)
4.25%, 07/01/28 ................. 286 262,550

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
34
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.63%, 01/15/29 ................. USD 153 $ 133,875
3.75%, 07/15/29 ................. 272 241,055
Lorca Telecom Bondco SA, 4.00%, 09/18/27
(d)
EUR 1,314 1,399,102
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 .......... USD 388 402,884
Series Y, 7.50%, 04/01/24 .......... 25 26,318
5.13%, 12/15/26
(b)
................ 386 367,665
4.00%, 02/15/27
(b)
................ 199 185,336
4.50%, 01/15/29
(b)
................ 405 348,298
5.38%, 06/15/29
(b)
................ 255 227,109
Series P, 7.60%, 09/15/39 .......... 8 7,683
Series U, 7.65%, 03/15/42 .......... 321 309,765
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(d)(k)
................... 1,729 1,719,058
Ooredoo International Finance Ltd.
(d)
3.75%, 06/22/26 ................. 1,139 1,167,332
2.63%, 04/08/31 ................. 1,150 1,077,895
Sable International Finance Ltd., 5.75%,
09/07/27
(b)
.................... 200 201,390
Sprint Capital Corp.
6.88%, 11/15/28 ................. 646 748,514
8.75%, 03/15/32 ................. 973 1,310,631
Switch Ltd.
(b)
3.75%, 09/15/28 ................. 183 177,463
4.13%, 06/15/29 ................. 547 538,111
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 379 362,222
7.20%, 07/18/36 ................. 85 82,662
7.72%, 06/04/38 ................. 101 103,000
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 400 507,515
Telecom Italia SpA
4.00%, 04/11/24
(d)
................ 400 453,195
5.30%, 05/30/24
(b)
................ USD 389 391,917
2.75%, 04/15/25
(d)
................ EUR 400 433,600
2.88%, 01/28/26
(d)
................ 554 589,010
3.63%, 05/25/26
(d)
................ 646 711,958
2.38%, 10/12/27
(d)
................ 500 503,344
1.63%, 01/18/29
(d)
................ 525 489,475
5.25%, 03/17/55 ................. 800 858,875
Verizon Communications, Inc.
3.25%, 02/17/26 ................. 500 599,878
3.88%, 02/08/29 ................. USD 325 338,111
4.50%, 08/10/33 ................. 500 536,441
2.99%, 10/30/56 ................. 624 513,604
3.70%, 03/22/61 ................. 3,768 3,490,207
Virgin Media Finance plc, 3.75%, 07/15/30
(d)
EUR 342 340,504
Virgin Media Secured Finance plc
5.50%, 05/15/29
(b)
................ USD 400 397,000
4.25%, 01/15/30
(d)
................ GBP 400 481,453
4.50%, 08/15/30
(b)
................ USD 300 279,750
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 1,499 1,379,425
6.13%, 03/01/28 ................. 1,492 1,335,340
52,704,213
Electric Utilities — 1.0%
ACEN Finance Ltd., 4.00%
(d)(k)
......... 1,440 1,252,800
Adani Electricity Mumbai Ltd.
(d)
3.95%, 02/12/30 ................. 350 316,300
3.87%, 07/22/31 ................. 380 333,317
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(b)
............... 644 606,970
Clean Renewable Power Mauritius Pte. Ltd.,
4.25%, 03/25/27
(d)
............... 946 905,094
Duke Energy Corp., 3.95%, 08/15/47 ..... 750 732,846
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Edison International, Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.90%), 5.00%
(a)(k)
.......... USD 120 $ 112,620
EDP - Energias de Portugal SA, (EUR Swap
Annual 5 Year + 2.38%), 1.88%, 08/02/81
(a)(d)
EUR 500 515,789
Enel SpA, Series 6.5Y, (EUR Swap Annual 5
Year + 1.72%), 1.37%
(a)(d)(k)
.......... 500 497,099
FirstEnergy Corp.
2.65%, 03/01/30 ................. USD 391 354,987
Series B, 2.25%, 09/01/30 .......... 39 34,515
Series C, 3.40%, 03/01/50 .......... 515 433,779
FirstEnergy Transmission LLC
(b)
5.45%, 07/15/44 ................. 474 516,755
4.55%, 04/01/49 ................. 158 150,952
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(d)(f)
(m)
......................... 275 105,875
Iberdrola International BV, Series NC6, (EUR
Swap Annual 5 Year + 1.83%), 1.45%
(a)(d)(k)
EUR 500 522,537
India Green Power Holdings, 4.00%, 02/22/27
(d)
USD 1,640 1,496,500
Interchile SA, 4.50%, 06/30/56
(b)
........ 590 561,400
LLPL Capital Pte. Ltd., 6.88%, 02/04/39
(d)
.. 414 411,806
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(d)
.................... 1,358 1,215,240
NextEra Energy Capital Holdings, Inc., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.55%), 3.80%, 03/15/82
(a)
6,295 5,797,011
NextEra Energy Operating Partners LP
(b)
4.25%, 07/15/24 ................. 124 125,488
4.25%, 09/15/24 ................. 2 2,015
NRG Energy, Inc., 3.88%, 02/15/32
(b)
..... 209 183,920
Oncor Electric Delivery Co. LLC, 3.10%,
09/15/49 ..................... 165 151,178
Pacific Gas & Electric Co., 4.20%, 06/01/41 . 4,040 3,510,701
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 176 173,151
PG&E Corp., 5.25%, 07/01/30 ......... 139 134,816
SSE plc, (U.K. Government Bonds 5 Year Note
Generic Bid Yield + 3.76%), 3.74%
(a)(d)(k)
.. GBP 400 506,412
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
.................... USD 1,191 1,181,174
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(d)
............... 671 707,569
State Grid Europe Development 2014 plc,
3.13%, 04/07/25
(d)
............... 760 758,845
Texas Competitive Electric Holdings Co. LLC,
5.10%, 12/31/49
(e)(f)(m)
............. 815 —
Virginia Electric & Power Co., Series B, 3.80%,
09/15/47 ..................... 500 499,196
Vistra Operations Co. LLC, 4.38%, 05/01/29
(b)
216 204,120
25,012,777
Electrical Equipment — 0.1%
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(d)
.................... EUR 479 465,667
Orano SA, 2.75%, 03/08/28
(d)
......... 1,000 1,077,286
Sensata Technologies BV
(b)
5.63%, 11/01/24 ................. USD 123 127,151
5.00%, 10/01/25 ................. 42 42,578
4.00%, 04/15/29 ................. 415 395,175
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 424 386,949
2,494,806

BlackRock Income Fund
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.1%
AAC Technologies Holdings, Inc., 3.75%,
06/02/31
(d)
.................... USD 735 $ 618,620
Belden, Inc.
(d)
3.88%, 03/15/28 ................. EUR 100 108,459
3.38%, 07/15/31 ................. 100 102,953
II-VI, Inc., 5.00%, 12/15/29
(b)
.......... USD 248 242,420
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
284 271,602
Zhen Ding Technology Holding Ltd., 0.00%,
06/30/25
(d)(i)(l)
.................. 400 392,800
1,736,854
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 151 152,694
6.25%, 04/01/28 ................. 613 604,167
CGG SA, 7.75%, 04/01/27
(d)
.......... EUR 170 189,658
ChampionX Corp., 6.38%, 05/01/26 ...... USD 46 46,920
Hilong Holding Ltd., 9.75%, 11/18/24
(d)
.... 1,450 899,000
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 69 69,000
7.50%, 01/15/28 ................. 157 153,075
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.. 146 151,657
Saipem Finance International BV, 2.63%,
01/07/25
(d)
.................... EUR 500 516,663
Tervita Corp., 11.00%, 12/01/25
(b)
....... USD 131 148,376
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 104 107,380
USA Compression Partners LP
6.88%, 04/01/26 ................. 490 494,410
6.88%, 09/01/27 ................. 193 193,741
Vallourec SA, 8.50%, 06/30/26
(d)
........ EUR 300 339,476
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. USD 17 17,574
8.63%, 04/30/30 ................. 258 261,960
4,345,751
Entertainment — 0.5%
AMC Entertainment Holdings, Inc.
(b)
10.00%, 06/15/26 ................ 320 287,377
7.50%, 02/15/29 ................. 341 331,368
Banijay Group SAS, 6.50%, 03/01/26
(d)
.... EUR 200 221,077
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... USD 432 416,340
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 58 58,232
6.50%, 05/15/27 ................. 30 31,951
4.75%, 10/15/27 ................. 131 127,725
3.75%, 01/15/28 ................. 424 398,509
Magallanes, Inc., 3.43%, 03/15/24
(b)
..... 2,935 2,951,090
Netflix, Inc., 3.88%, 11/15/29
(d)
......... EUR 1,000 1,199,520
Pinewood Finance Co. Ltd., 3.25%, 09/30/25
(d)
GBP 344 437,209
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. USD 499 460,327
Ubisoft Entertainment SA, 0.88%, 11/24/27
(d)
EUR 500 497,993
Walt Disney Co. (The), 2.75%, 09/01/49 ... USD 7,597 6,464,170
WMG Acquisition Corp., 3.88%, 07/15/30
(b)
. 26 24,765
13,907,653
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.
3.13%, 01/15/27 ................. 1,000 974,429
3.10%, 06/15/50 ................. 4,728 3,820,474
2.95%, 01/15/51 ................. 4,097 3,219,442
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 133 124,132
Crown Castle International Corp.
3.80%, 02/15/28 ................. 1,000 998,986
3.30%, 07/01/30 ................. 865 827,224
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 311 293,186
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Diversified Healthcare Trust, 9.75%, 06/15/25 USD 215 $ 226,287
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 270 248,394
GLP Capital LP, 3.25%, 01/15/32 ....... 1,605 1,456,216
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 346 328,700
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 157 147,187
Iron Mountain, Inc., 5.63%, 07/15/32
(b)
.... 364 358,642
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24
(d)
. 334 330,660
MGM Growth Properties Operating Partnership
LP
5.63%, 05/01/24 ................. 512 527,094
4.63%, 06/15/25
(b)
................ 363 365,723
5.75%, 02/01/27 ................. 36 38,025
4.50%, 01/15/28 ................. 584 588,380
3.88%, 02/15/29
(b)
................ 1,031 1,012,957
MPT Operating Partnership LP
5.00%, 10/15/27 ................. 85 86,434
4.63%, 08/01/29 ................. 247 244,530
3.50%, 03/15/31 ................. 891 827,483
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 357 343,538
4.50%, 02/15/29
(b)
................ 392 368,480
RLJ Lodging Trust LP
(b)
3.75%, 07/01/26 ................. 149 141,550
4.00%, 09/15/29 ................. 125 115,608
SBA Communications Corp., 3.88%, 02/15/27 452 440,892
Service Properties Trust
4.35%, 10/01/24 ................. 46 44,275
7.50%, 09/15/25 ................. 94 98,611
5.50%, 12/15/27 ................. 295 284,527
Trust Fibra Uno
4.87%, 01/15/30
(b)
................ 905 887,635
6.95%, 01/30/44
(d)
................ 471 498,907
Uniti Group LP
(b)
4.75%, 04/15/28 ................. 50 47,188
6.50%, 02/15/29 ................. 430 400,910
6.00%, 01/15/30 ................. 295 265,500
VICI Properties LP
(b)
3.50%, 02/15/25 ................. 203 200,006
4.25%, 12/01/26 ................. 323 321,643
4.63%, 12/01/29 ................. 193 192,518
4.13%, 08/15/30 ................. 650 627,484
22,323,857
Food & Staples Retailing — 0.2%
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 259 244,760
4.63%, 01/15/27 ................. 421 406,987
4.88%, 02/15/30 ................. 170 165,538
Bellis Acquisition Co. plc
(d)
3.25%, 02/16/26 ................. GBP 556 673,902
4.50%, 02/16/26 ................. 564 709,209
Casino Guichard Perrachon SA
(d)
(EURIBOR Swap Rate 5 Year + 3.82%),
3.99%
(a)(k)
.................... EUR 500 259,969
6.63%, 01/15/26 ................. 100 100,536
5.25%, 04/15/27 ................. 575 539,662
CK Hutchison Europe Finance 18 Ltd., 2.00%,
04/13/30
(d)
.................... 500 537,845
Iceland Bondco plc
(d)
4.63%, 03/15/25 ................. GBP 200 234,486
4.38%, 05/15/28 ................. 280 307,030
Ocado Group plc, 3.88%, 10/08/26
(d)
..... 491 574,026
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... USD 208 189,540
Quatrim SASU, 5.88%, 01/15/24
(d)
...... EUR 100 110,304

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
36
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
Tesco Corporate Treasury Services plc, 0.38%,
07/27/29
(d)
.................... EUR 500 $ 486,745
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 164 168,100
US Foods, Inc.
(b)
6.25%, 04/15/25 ................. 50 51,250
4.75%, 02/15/29 ................. 204 194,565
Woolworths Group Ltd., 0.38%, 11/15/28
(d)
. EUR 500 501,108
6,455,562
Food Products — 0.4%
China Modern Dairy Holdings Ltd., 2.13%,
07/14/26
(d)
.................... USD 1,150 1,045,936
Chobani LLC
(b)
7.50%, 04/15/25 ................. 1,538 1,486,938
4.63%, 11/15/28 ................. 151 139,298
CP Foods Capital Ltd., 0.50%, 06/18/25
(d)(i)
. 800 817,200
Gruma SAB de CV, 4.88%, 12/01/24
(d)
.... 760 787,455
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24
(d)
............ 800 718,150
Indofood CBP Sukses Makmur Tbk. PT, 3.40%,
06/09/31
(d)
.................... 647 579,136
JBS USA LUX SA, 3.75%, 12/01/31
(b)
..... 302 280,327
Knight Castle Investments Ltd., 7.99%,
01/23/21
(d)(f)(m)
.................. 1,400 980,000
Kraft Heinz Foods Co.
2.25%, 05/25/28
(d)
................ EUR 600 678,106
6.50%, 02/09/40 ................. USD 145 172,912
4.38%, 06/01/46 ................. 200 197,528
4.88%, 10/01/49 ................. 12 12,644
5.50%, 06/01/50 ................. 479 543,919
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 65 65,000
4.13%, 01/31/30 ................. 120 112,060
4.38%, 01/31/32 ................. 116 108,370
Mondelez International, Inc., 0.75%, 03/17/33 EUR 500 486,366
Pilgrim's Pride Corp.
(b)
4.25%, 04/15/31 ................. USD 19 17,575
3.50%, 03/01/32 ................. 423 369,273
Post Holdings, Inc.
(b)
5.50%, 12/15/29 ................. 18 17,319
4.50%, 09/15/31 ................. 135 119,609
Premier Foods Finance plc, 3.50%, 10/15/26
(d)
GBP 548 668,684
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 155 145,312
10,549,117
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 109 102,187
Health Care Equipment & Supplies — 0.1%
(b)
Avantor Funding, Inc.
4.63%, 07/15/28 ................. 527 521,203
3.88%, 11/01/29 ................. 221 207,740
Hologic, Inc., 3.25%, 02/15/29 ......... 16 14,941
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/29 1,081 1,004,973
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 ................. 1,246 1,283,380
7.25%, 02/01/28 ................. 286 294,580
3,326,817
Health Care Providers & Services — 1.0%
180 Medical, Inc., 3.88%, 10/15/29
(b)
..... 200 189,000
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 98 98,490
5.00%, 04/15/29 ................. 66 65,158
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 35 34,738
5.13%, 03/01/30 ................. 55 51,081
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
USD 112 $ 104,160
Akumin Escrow, Inc., 7.50%, 08/01/28
(b)
... 64 50,880
Akumin, Inc., 7.00%, 11/01/25
(b)
........ 152 126,160
CAB SELAS, 3.38%, 02/01/28
(d)
........ EUR 664 697,740
Cano Health LLC, 6.25%, 10/01/28
(b)
..... USD 139 133,440
Centene Corp.
2.45%, 07/15/28 ................. 367 335,328
4.63%, 12/15/29 ................. 275 277,225
3.00%, 10/15/30 ................. 865 794,477
2.50%, 03/01/31 ................. 918 810,162
2.63%, 08/01/31 ................. 642 571,380
Chrome Bidco SASU, 3.50%, 05/31/28
(d)
... EUR 400 422,764
Chrome Holdco SASU, 5.00%, 05/31/29
(d)
.. 408 418,627
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 ................. USD 1,000 1,041,420
5.63%, 03/15/27 ................. 504 513,291
6.00%, 01/15/29 ................. 371 374,875
6.88%, 04/15/29 ................. 142 139,515
6.13%, 04/01/30 ................. 139 129,336
CVS Health Corp., 5.05%, 03/25/48 ...... 600 679,495
DaVita, Inc., 4.63%, 06/01/30
(b)
........ 11 10,272
Encompass Health Corp.
4.50%, 02/01/28 ................. 44 43,120
4.75%, 02/01/30 ................. 150 144,000
4.63%, 04/01/31 ................. 231 216,225
HCA, Inc.
5.63%, 09/01/28 ................. 465 502,781
5.88%, 02/01/29 ................. 138 150,861
3.50%, 09/01/30 ................. 481 464,677
4.63%, 03/15/52
(b)
................ 8,165 8,228,448
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 216 204,660
Korian SA, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%), 4.13%
(a)(d)(k)
GBP 400 482,078
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. USD 100 103,323
4.38%, 02/15/27 ................. 53 51,203
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 268 253,228
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 133 134,287
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 69 68,284
3.88%, 11/15/30 ................. 209 200,640
3.88%, 05/15/32 ................. 145 137,887
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 97 90,937
Owens & Minor, Inc., 6.63%, 04/01/30
(b)
... 104 107,017
Phoenix PIB Dutch Finance BV, 2.38%,
08/05/25
(d)
.................... EUR 1,000 1,081,946
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... USD 285 292,122
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 115 120,296
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 267 265,999
10.00%, 04/15/27 ................ 1,488 1,562,400
Tenet Healthcare Corp.
(b)
4.63%, 09/01/24 ................. 219 220,499
4.88%, 01/01/26 ................. 503 507,401
6.25%, 02/01/27 ................. 640 657,021
5.13%, 11/01/27 ................. 5 5,024
4.63%, 06/15/28 ................. 48 47,100
6.13%, 10/01/28 ................. 297 301,826
4.25%, 06/01/29 ................. 76 72,865
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 123 126,690
24,913,859

BlackRock Income Fund
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
......... USD 373 $ 377,120
Hotels, Restaurants & Leisure — 1.7%
1011778 BC ULC
(b)
3.88%, 01/15/28 ................. 260 246,359
4.38%, 01/15/28 ................. 511 490,560
4.00%, 10/15/30 ................. 28 25,257
Accor SA
(d)
(EUR Swap Annual 5 Year + 4.56%),
4.38%
(a)(k)
.................... EUR 100 111,045
0.70%, 12/07/27
(i)
................ 459 244,450
Affinity Gaming, 6.88%, 12/15/27
(b)
...... USD 124 120,590
Boyd Gaming Corp.
8.63%, 06/01/25
(b)
................ 13 13,655
4.75%, 12/01/27 ................. 125 124,375
4.75%, 06/15/31
(b)
................ 356 343,095
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 277 265,920
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 982 1,013,856
4.63%, 10/15/29 ................. 553 517,055
Carnival Corp.
10.13%, 02/01/26
(d)
............... EUR 228 281,458
7.63%, 03/01/26
(d)
................ 506 572,637
5.75%, 03/01/27
(b)
................ USD 1,084 1,033,773
9.88%, 08/01/27
(b)
................ 335 370,282
4.00%, 08/01/28
(b)
................ 1,058 983,940
6.00%, 05/01/29
(b)
................ 454 427,822
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 122 123,220
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 408 412,080
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 394 404,605
6.50%, 10/01/28 ................. 93 94,627
Champion Path Holdings Ltd.
(d)
4.50%, 01/27/26 ................. 1,906 1,620,100
4.85%, 01/27/28 ................. 678 539,561
Churchill Downs, Inc., 4.75%, 01/15/28
(b)
.. 524 508,280
Cirsa Finance International SARL, 4.50%,
03/15/27
(d)
.................... EUR 949 990,999
Codere Finance 2 Luxembourg SA
(d)(j)
11.00%, (11.00% Cash or 11.00% PIK),
09/30/26
(c)
................... 3,007 3,525,433
2.00%, (2.00% Cash or 12.75% PIK),
11/30/27
(a)
................... 592 598,986
Colt Merger Sub, Inc.
(b)
5.75%, 07/01/25 ................. USD 442 451,098
8.13%, 07/01/27 ................. 1,092 1,170,029
CPUK Finance Ltd., 4.88%, 08/28/25
(d)
.... GBP 300 382,765
Expedia Group, Inc., 2.95%, 03/15/31 .... USD 2,120 1,962,793
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 415 393,213
6.75%, 01/15/30 ................. 419 385,467
Food Service Project SA, 5.50%, 01/21/27
(d)
EUR 697 754,756
Fortune Star BVI Ltd.
(d)
5.95%, 01/29/23 ................. USD 200 193,750
6.75%, 07/02/23 ................. 256 249,728
6.85%, 07/02/24 ................. 1,382 1,340,540
5.95%, 10/19/25 ................. 1,380 1,259,250
5.05%, 01/27/27 ................. 600 501,000
Gamma Bidco SpA, 6.25%, 07/15/25
(d)
.... EUR 545 608,182
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(b)
................ USD 74 75,621
4.88%, 01/15/30 ................. 128 127,711
4.00%, 05/01/31
(b)
................ 360 339,750
Inter Media & Communication SpA, 6.75%,
02/09/27
(d)
.................... EUR 180 193,916
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
InterContinental Hotels Group plc
(d)
2.13%, 05/15/27 ................. EUR 500 $ 554,713
3.38%, 10/08/28 ................. GBP 175 228,319
International Game Technology plc, 3.50%,
06/15/26
(d)
.................... EUR 900 1,000,743
IRB Holding Corp., 7.00%, 06/15/25
(b)
.... USD 210 218,400
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. 175 174,823
8.00%, 04/15/26 ................. 187 186,702
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
129 129,322
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
144 127,440
Marriott International, Inc., Series EE, 5.75%,
05/01/25 ..................... 98 104,050
Melco Resorts Finance Ltd.
(d)
5.25%, 04/26/26 ................. 1,933 1,739,700
5.38%, 12/04/29 ................. 545 455,075
MGM Resorts International
6.00%, 03/15/23 ................. 186 190,222
5.75%, 06/15/25 ................. 23 23,576
Midco GB SASU, 7.75%, (7.75% Cash or
8.50% PIK), 11/01/27
(a)(d)(j)
.......... EUR 625 701,224
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... USD 101 93,108
Minor International PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 7.92%), 2.70%
(a)(d)(k)
............. 695 651,258
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 381 362,011
7.75%, 02/15/29 ................. 81 81,562
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 280 259,657
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 143 158,194
Penn National Gaming, Inc., 4.13%, 07/01/29
(b)
81 72,511
Powdr Corp., 6.00%, 08/01/25
(b)
........ 171 174,847
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 128 110,010
5.88%, 09/01/31 ................. 128 109,267
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 194 186,337
Royal Caribbean Cruises Ltd.
(b)
9.13%, 06/15/23 ................. 328 341,530
11.50%, 06/01/25 ................ 263 289,000
5.50%, 08/31/26 ................. 112 108,842
5.38%, 07/15/27 ................. 318 305,528
5.50%, 04/01/28 ................. 387 368,931
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 626 658,083
5.00%, 10/15/25 ................. 379 388,475
8.25%, 03/15/26 ................. 256 266,560
7.00%, 05/15/28 ................. 138 143,036
7.25%, 11/15/29 ................. 50 52,375
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
530 553,187
Station Casinos LLC, 4.63%, 12/01/31
(b)
... 271 247,884
Stonegate Pub Co. Financing plc
(d)
8.00%, 07/13/25 ................. GBP 772 1,029,654
8.25%, 07/31/25 ................. 425 568,072
Studio City Finance Ltd.
6.00%, 07/15/25
(d)
................ USD 1,018 921,290
5.00%, 01/15/29
(d)
................ 575 441,061
5.00%, 01/15/29
(b)
................ 1,500 1,150,594
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 154 159,064
Viking Cruises Ltd., 5.88%, 09/15/27
(b)
.... 250 227,855
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 196 178,899
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 147 141,487

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
38
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. USD 182 $ 176,085
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 ................. 174 180,553
5.13%, 10/01/29 ................. 440 414,150
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
..... 12 11,767
43,810,622
Household Durables — 0.4%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 54 55,326
4.63%, 08/01/29 ................. 110 97,001
4.63%, 04/01/30 ................. 161 140,258
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 388 352,308
4.88%, 02/15/30 ................. 129 115,367
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
122 125,355
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 101 98,475
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 124 128,030
Mattamy Group Corp., 5.25%, 12/15/27
(b)
.. 118 116,477
Meritage Homes Corp., 5.13%, 06/06/27 ... 60 60,597
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
127 122,786
Newell Brands, Inc., 6.00%, 04/01/46
(c)(h)
... 8,263 8,634,835
Nobel Bidco BV, 3.13%, 06/15/28
(d)
...... EUR 818 804,241
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
USD 204 176,297
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. 134 139,360
5.13%, 08/01/30 ................. 79 77,222
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 24 21,800
3.88%, 10/15/31 ................. 184 157,780
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 2 1,986
5.70%, 06/15/28 ................. 65 64,888
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 251 244,725
11,735,114
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 . 417 376,343
Energizer Holdings, Inc.
(b)
6.50%, 12/31/27 ................. 87 86,130
4.75%, 06/15/28 ................. 95 86,286
4.38%, 03/31/29 ................. 23 20,136
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 122 114,768
5.50%, 07/15/30 ................. 82 78,720
3.88%, 03/15/31 ................. 73 64,400
826,783
Independent Power and Renewable Electricity Producers — 0.1%
Adani Green Energy Ltd., 4.38%, 09/08/24
(d)
795 778,106
Calpine Corp.
(b)
4.50%, 02/15/28 ................. 121 118,033
5.13%, 03/15/28 ................. 783 745,870
4.63%, 02/01/29 ................. 70 64,400
5.00%, 02/01/31 ................. 5 4,550
3.75%, 03/01/31 ................. 89 79,672
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................. 50 50,216
3.75%, 01/15/32 ................. 185 170,200
Colbun SA, 3.15%, 03/06/30
(d)
......... 1,853 1,710,319
3,721,366
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.1%
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............. USD 2,034 $ 2,184,086
General Electric Co., 1.88%, 05/28/27 .... EUR 500 552,610
2,736,696
Insurance — 0.8%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ USD 253 233,931
AIA Group Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 1.76%),
2.70%
(a)(d)(k)
................... 915 860,100
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 985 947,442
6.75%, 10/15/27 ................. 1,335 1,318,900
5.88%, 11/01/29 ................. 1,005 966,056
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 129 123,842
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(b)(j)
......... 241 248,786
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(d)(k)
..... 1,056 1,082,822
Assicurazioni Generali SpA, (EURIBOR 3
Month + 5.35%), 5.50%, 10/27/47
(a)(d)
... EUR 150 185,643
AXA SA, (EURIBOR 3 Month + 2.40%), 1.37%,
10/07/41
(a)(d)
................... 2,400 2,378,469
BNP Paribas Cardif SA, (EURIBOR 3 Month +
3.93%), 4.03%
(a)(d)(k)
.............. 200 233,419
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
USD 46 42,895
BUPA Finance plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 3.17%),
4.00%
(a)(d)(k)
................... GBP 225 248,641
CNP Assurances, (EURIBOR 3 Month +
4.60%), 4.50%, 06/10/47
(a)(d)
......... EUR 100 122,602
FWD Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.08%),
5.50%
(a)(d)(k)
................... USD 1,200 1,176,000
Galaxy Bidco Ltd., 6.50%, 07/31/26
(d)
..... GBP 655 845,383
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 252 254,936
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 296 299,420
5.63%, 12/01/29 ................. 152 145,160
KDB Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.66%), 7.50%
(a)(d)(k)
.......... 1,260 1,253,700
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(d)(k)
.............. GBP 414 550,644
Liberty Mutual Group, Inc., (EUR Swap Annual
5 Year + 3.70%), 3.63%, 05/23/59
(a)(d)
... EUR 400 436,969
Muang Thai Life Assurance PCL, (US Treasury
Yield Curve Rate T Note Constant Maturity
10 Year + 2.40%), 3.55%, 01/27/37
(a)(d)
.. USD 1,275 1,198,870
NFP Corp.
(b)
4.88%, 08/15/28 ................. 205 195,775
6.88%, 08/15/28 ................. 1,424 1,359,920
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.87%, 06/17/46
(a)(d)
.. 1,200 1,232,715
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
99 93,555
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)(d)
................... EUR 400 457,387
Tongyang Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.98%), 5.25%
(a)(d)(k)
.......... USD 800 816,000
ZhongAn Online P&C Insurance Co. Ltd.
(d)
3.13%, 07/16/25 ................. 700 633,500
3.50%, 03/08/26 ................. 500 445,000
20,388,482

BlackRock Income Fund
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.0%
Baidu, Inc., 4.13%, 06/30/25 .......... USD 600 $ 608,700
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
.................... 45 39,044
Twitter, Inc.
(b)
3.88%, 12/15/27 ................. 266 258,353
5.00%, 03/01/30 ................. 196 195,020
1,101,117
Internet & Direct Marketing Retail — 0.4%
Amazon.com, Inc., 2.70%, 06/03/60 ..... 7,597 6,274,065
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 105 88,950
Baozun, Inc., 1.63%, 05/01/24
(i)
........ 413 408,911
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
.................... 120 120,547
HSE Finance SARL, 5.63%, 10/15/26
(d)
... EUR 794 831,149
Match Group Holdings II LLC
(b)
4.13%, 08/01/30 ................. USD 163 152,742
3.63%, 10/01/31 ................. 138 123,432
Rakuten Group, Inc.
(EUR Swap Annual 5 Year + 4.74%),
4.25%
(a)(d)(k)
................... EUR 1,000 956,076
Very Group Funding plc (The), 6.50%,
08/01/26
(d)
.................... GBP 614 763,026
9,718,898
IT Services — 0.4%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. USD 261 239,794
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
100 89,342
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 195 181,908
Banff Merger Sub, Inc., 8.38%, 09/01/26
(d)
.. EUR 210 231,325
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
USD 131 124,149
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. 103 99,425
4.00%, 07/01/29 ................. 457 446,233
CA Magnum Holdings
5.38%, 10/31/26
(b)
................ 277 270,075
5.38%, 10/31/26
(d)
................ 1,000 975,000
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................. 268 250,580
5.63%, 09/15/28 ................. 200 182,500
Centurion Bidco SpA, 5.88%, 09/30/26
(d)
... EUR 768 825,201
Endurance International Group Holdings, Inc.,
6.00%, 02/15/29
(b)
............... USD 105 90,566
Gartner, Inc.
(b)
4.50%, 07/01/28 ................. 149 148,440
3.63%, 06/15/29 ................. 178 166,875
3.75%, 10/01/30 ................. 128 120,160
Global Payments, Inc., 2.90%, 05/15/30 ... 3,260 3,008,793
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 400 385,500
Nexi SpA, 0.00%, 02/24/28
(d)(i)(l)
........ EUR 1,300 1,175,499
Northwest Fiber LLC
(b)
4.75%, 04/30/27 ................. USD 159 150,970
6.00%, 02/15/28 ................. 262 229,984
10.75%, 06/01/28 ................ 109 113,634
Square, Inc., 3.50%, 06/01/31
(b)
........ 464 424,560
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 74 74,647
Twilio, Inc., 3.88%, 03/15/31 .......... 206 191,481
United Group BV
(d)
4.00%, 11/15/27 ................. EUR 999 1,021,153
5.25%, 02/01/30 ................. 495 511,382
11,729,176
Leisure Products — 0.0%
Mattel, Inc.
3.75%, 04/01/29
(b)
................ USD 14 13,471
6.20%, 10/01/40 ................. 472 542,953
Security
Par (000)
Par (000) Value
Leisure Products (continued)
5.45%, 11/01/41 ................. USD 21 $ 22,355
578,779
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 15 14,662
3.75%, 03/15/29 ................. 32 30,182
PRA Health Sciences, Inc., 2.88%, 07/15/26 285 271,195
Syneos Health, Inc., 3.63%, 01/15/29 .... 299 276,201
592,240
Machinery — 0.2%
Alstom SA, 0.00%, 01/11/29
(d)
......... EUR 500 484,380
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. USD 108 108,270
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
.................... 191 179,540
Clark Equipment Co., 5.88%, 06/01/25
(b)
... 34 34,298
Colfax Corp., 6.38%, 02/15/26
(b)
........ 132 136,163
EnPro Industries, Inc., 5.75%, 10/15/26 ... 126 128,970
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 153 142,278
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
......... 167 173,680
IMA Industria Macchine Automatiche SpA,
3.75%, 01/15/28
(d)
............... EUR 208 215,431
Meritor, Inc., 4.50%, 12/15/28
(b)
........ USD 133 133,339
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
98 92,829
Novafives SAS, 5.00%, 06/15/25
(d)
...... EUR 400 391,613
OT Merger Corp., 7.88%, 10/15/29
(b)
..... USD 144 124,560
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... 153 142,673
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
80 82,618
Terex Corp., 5.00%, 05/15/29
(b)
........ 274 262,621
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 1,285 1,276,872
Titan International, Inc., 7.00%, 04/30/28 .. 54 54,173
TK Elevator Holdco GmbH
6.63%, 07/15/28
(d)
................ EUR 360 390,803
7.63%, 07/15/28
(b)
................ USD 843 835,624
TK Elevator Midco GmbH, 4.38%, 07/15/27
(d)
EUR 188 205,166
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 376 371,875
Wabash National Corp., 4.50%, 10/15/28
(b)
. 281 252,900
6,220,676
Marine — 0.1%
Danaos Corp., 8.50%, 03/01/28
(b)
....... 213 227,910
Misc Capital Two Labuan Ltd., 3.75%,
04/06/27
(d)
.................... 1,200 1,194,000
Seaspan Corp., 5.50%, 08/01/29
(b)
...... 153 143,246
1,565,156
Media — 2.1%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
.................... 73 69,089
Altice Financing SA
2.25%, 01/15/25
(d)
................ EUR 180 189,667
5.00%, 01/15/28
(b)
................ USD 269 241,118
4.25%, 08/15/29
(d)
................ EUR 649 639,303
5.75%, 08/15/29
(b)
................ USD 983 893,630
AMC Networks, Inc.
5.00%, 04/01/24 ................. 10 9,975
4.75%, 08/01/25 ................. 102 101,638
4.25%, 02/15/29 ................. 117 109,184
Bertelsmann SE & Co. KGaA, (EUR Swap
Annual 5 Year + 3.21%), 3.50%, 04/23/75
(a)(d)
EUR 500 543,998
Block Communications, Inc., 4.88%, 03/01/28
(b)
USD 254 245,110
Cable One, Inc.
1.13%, 03/15/28
(i)
................ 131 117,114
4.00%, 11/15/30
(b)
................ 104 95,911

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
40
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Charter Communications Operating LLC
5.13%, 07/01/49
(h)
................ USD 1,000 $ 992,078
3.70%, 04/01/51
(h)
................ 2,410 1,986,077
5.25%, 04/01/53 ................. 10,500 10,570,816
4.40%, 12/01/61 ................. 5,750 5,005,228
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 764 777,370
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 710 702,325
7.75%, 04/15/28 ................. 619 622,237
7.50%, 06/01/29 ................. 841 839,196
Comcast Corp.
3.75%, 04/01/40 ................. 910 916,018
4.05%, 11/01/52 ................. 260 268,923
2.94%, 11/01/56
(b)
................ 448 369,834
2.99%, 11/01/63
(b)
................ 6,299 5,154,634
CSC Holdings LLC
5.25%, 06/01/24 ................. 132 132,167
5.75%, 01/15/30
(b)
................ 450 400,500
4.13%, 12/01/30
(b)
................ 266 233,246
4.50%, 11/15/31
(b)
................ 246 220,482
5.00%, 11/15/31
(b)
................ 595 498,527
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 363 357,101
Discovery Communications LLC, 1.90%,
03/19/27 ..................... EUR 500 541,903
DISH DBS Corp.
5.88%, 07/15/22 ................. USD 504 506,510
5.00%, 03/15/23 ................. 378 379,338
5.25%, 12/01/26
(b)
................ 907 863,917
5.75%, 12/01/28
(b)
................ 699 661,429
5.13%, 06/01/29 ................. 86 73,237
DISH Network Corp., 3.38%, 08/15/26
(i)
... 111 99,844
GCI LLC, 4.75%, 10/15/28
(b)
.......... 108 105,436
Grupo Televisa SAB
4.63%, 01/30/26 ................. 562 578,263
5.00%, 05/13/45 ................. 1,133 1,168,264
iHeartCommunications, Inc., 8.38%, 05/01/27 34 34,810
Informa plc, 1.25%, 04/22/28
(d)
......... EUR 500 517,052
ITV plc
1.38%, 09/26/26
(d)
................ 600 645,111
JCDecaux SA, 2.63%, 04/24/28
(d)
....... 500 563,609
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 ................. USD 356 365,719
5.13%, 07/15/29 ................. 383 365,648
Liberty Broadband Corp.
(b)(i)
1.25%, 09/30/50 ................. 258 247,035
2.75%, 09/30/50 ................. 621 612,476
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 122 122,509
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 212 207,247
4.25%, 01/15/29 ................. 17 15,814
4.63%, 03/15/30 ................. 11 10,354
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 640 617,600
6.50%, 09/15/28 ................. 1,342 1,269,029
Scripps Escrow II, Inc., 3.88%, 01/15/29
(b)
.. 88 81,774
SES SA
(a)(d)(k)
(EUR Swap Annual 5 Year + 5.40%), 5.63% EUR 400 458,541
(EUR Swap Annual 5 Year + 3.19%), 2.88% 350 358,390
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 153 136,426
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 389 367,789
4.00%, 07/15/28 ................. 78 74,100
Security
Par (000)
Par (000) Value
Media (continued)
4.13%, 07/01/30 ................. USD 48 $ 44,936
3.88%, 09/01/31 ................. 647 588,770
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 111 104,715
Summer BC Bidco B LLC, 5.50%, 10/31/26
(b)
350 336,903
Summer BC Holdco B SARL, 5.75%,
10/31/26
(d)
.................... EUR 239 267,798
Summer BidCo BV
(d)(j)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 103 108,809
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 182 200,661
Tele Columbus AG, 3.88%, 05/02/25
(d)
.... 1,860 1,906,431
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... USD 400 386,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
484 492,470
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 46 46,039
6.63%, 06/01/27 ................. 106 111,035
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
227 213,123
UPCB Finance VII Ltd., 3.63%, 06/15/29
(d)
.. EUR 1,169 1,264,381
Videotron Ltd., 3.63%, 06/15/29
(b)
....... USD 183 169,676
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(d)
............... GBP 200 247,295
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 504 483,840
VZ Secured Financing BV, 3.50%, 01/15/32
(d)
EUR 607 616,431
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
.... USD 285 265,230
Ziggo BV, 4.88%, 01/15/30
(b)
.......... 435 409,653
53,615,866
Metals & Mining — 0.8%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24
(d)
.................... 1,563 1,627,474
Allegheny Technologies, Inc.
4.88%, 10/01/29 ................. 129 122,252
5.13%, 10/01/31 ................. 145 135,971
AngloGold Ashanti Holdings plc, 3.38%,
11/01/28 ..................... 672 624,570
ArcelorMittal SA, 1.75%, 11/19/25
(d)
...... EUR 600 664,359
Arconic Corp.
(b)
6.00%, 05/15/25 ................. USD 94 96,162
6.13%, 02/15/28 ................. 197 197,663
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 827 867,705
Carpenter Technology Corp., 7.63%, 03/15/30 113 115,702
Commercial Metals Co.
4.13%, 01/15/30 ................. 52 48,555
4.38%, 03/15/32 ................. 56 52,010
Constellium SE
(b)
5.88%, 02/15/26 ................. 434 434,000
5.63%, 06/15/28 ................. 250 251,052
3.75%, 04/15/29 ................. 272 244,120
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 116 113,013
Freeport-McMoRan, Inc., 5.45%, 03/15/43 . 260 291,158
GUSAP III LP, 4.25%, 01/21/30
(d)
....... 1,234 1,237,702
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
.................... 92 99,590
JSW Steel Ltd.
(d)
5.95%, 04/18/24 ................. 200 202,500
5.38%, 04/04/25 ................. 678 680,543
3.95%, 04/05/27 ................. 1,350 1,273,725
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 311 292,141
4.50%, 06/01/31 ................. 123 110,896
New Gold, Inc.
(b)
6.38%, 05/15/25 ................. 57 56,857
7.50%, 07/15/27 ................. 416 431,600

BlackRock Income Fund
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Novelis Corp.
(b)
3.25%, 11/15/26 ................. USD 362 $ 345,811
4.75%, 01/30/30 ................. 411 399,026
3.88%, 08/15/31 ................. 438 400,621
Periama Holdings LLC, 5.95%, 04/19/26
(d)
.. 1,630 1,653,635
United States Steel Corp., 6.88%, 03/01/29 . 246 255,840
Vale Overseas Ltd.
6.25%, 08/10/26 ................. 874 959,390
3.75%, 07/08/30 ................. 660 634,606
Vedanta Resources Finance II plc
8.00%, 04/23/23
(d)
................ 1,846 1,768,099
13.88%, 01/21/24
(d)
............... 3,084 3,226,635
8.95%, 03/11/25
(b)
................ 200 194,000
8.95%, 03/11/25
(d)
................ 500 485,000
Vedanta Resources Ltd., 7.13%, 05/31/23
(d)
. 539 508,951
21,102,934
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 ................. 186 189,171
4.38%, 01/15/27 ................. 57 55,290
244,461
Multiline Retail — 0.1%
El Corte Ingles SA, 3.00%, 03/15/24
(d)
.... EUR 500 556,587
Falabella SA, 3.38%, 01/15/32
(b)
........ USD 690 645,150
Macy's Retail Holdings LLC
(b)
5.88%, 03/15/30 ................. 36 35,514
6.13%, 03/15/32 ................. 36 35,550
Marks & Spencer plc, 4.25%, 12/08/23
(c)(d)
.. GBP 400 528,780
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. USD 198 203,346
2,004,927
Multi-Utilities — 0.2%
Dominion Energy, Inc., Series C, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.20%), 4.35%
(a)(k)
.......... 4,445 4,298,582
Engie SA
(d)
(EUR Swap Annual 5 Year + 1.84%),
1.62%
(a)(k)
.................... EUR 500 534,545
2.00%, 09/28/37 ................. 500 527,898
5,361,025
Oil, Gas & Consumable Fuels — 2.6%
Adani Green Energy UP Ltd., 6.25%,
12/10/24
(d)
.................... USD 829 845,735
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 280 290,556
Aker BP ASA, 1.13%, 05/12/29
(d)
....... EUR 500 506,739
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. USD 77 78,416
5.38%, 06/15/29 ................. 125 124,873
Antero Resources Corp.
(b)
7.63%, 02/01/29 ................. 291 314,551
5.38%, 03/01/30 ................. 97 99,061
Apache Corp.
4.25%, 01/15/30 ................. 158 159,266
5.10%, 09/01/40 ................. 168 169,260
5.25%, 02/01/42 ................. 123 122,385
5.35%, 07/01/49 ................. 129 124,163
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 405 554,850
5.88%, 06/30/29 ................. 236 233,189
Bonanza Creek Energy, Inc., 5.00%, 10/15/26
(b)
113 112,015
BP Capital Markets plc
(a)(k)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38% ...................... 496 498,728
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.17%), 4.25%
(d)
.. GBP 400 $ 518,913
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ USD 146 143,984
5.85%, 11/15/43 ................. 161 137,243
Callon Petroleum Co.
6.13%, 10/01/24 ................. 271 269,645
9.00%, 04/01/25
(b)
................ 554 587,240
6.38%, 07/01/26 ................. 33 32,814
8.00%, 08/01/28
(b)
................ 397 418,506
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
.................... 84 84,428
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ..................... 500 532,964
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 296 297,480
4.00%, 03/01/31 ................. 119 115,358
3.25%, 01/31/32
(b)
................ 953 866,553
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 1,263 1,267,231
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 17 17,552
6.75%, 04/15/29 ................. 435 460,724
CITGO Petroleum Corp., 7.00%, 06/15/25
(b)
. 325 327,031
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
118 110,503
CNX Resources Corp., 6.00%, 01/15/29
(b)
.. 152 153,520
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 115 122,591
5.88%, 07/01/29 ................. 253 260,830
Comstock Resources, Inc.
(b)
7.50%, 05/15/25 ................. 33 33,495
6.75%, 03/01/29 ................. 289 298,127
5.88%, 01/15/30 ................. 484 476,885
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(d)
.................... 690 659,308
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 1,153 1,132,707
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 447 449,083
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 29 28,734
6.00%, 02/01/29 ................. 20 19,925
8.00%, 04/01/29 ................. 65 69,380
CrownRock LP, 5.63%, 10/15/25
(b)
...... 510 519,810
Cullinan Holdco SCSp, 4.63%, 10/15/26
(d)
.. EUR 341 354,711
DCP Midstream Operating LP
6.45%, 11/03/36
(b)
................ USD 41 47,242
6.75%, 09/15/37
(b)
................ 168 196,980
5.60%, 04/01/44 ................. 28 29,422
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 241 231,072
4.38%, 06/15/31 ................. 375 359,063
Enbridge, Inc.
4.00%, 10/01/23 ................. 514 521,987
(LIBOR USD 3 Month + 3.64%), 6.25%,
03/01/78
(a)
................... 360 372,665
Energy Transfer LP
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(k)
.................... 703 690,909
5.15%, 02/01/43 ................. 150 147,353
5.30%, 04/15/47 ................. 721 740,926
5.00%, 05/15/50 ................. 1,060 1,072,549
Eni SpA
(d)
Series NC6, (EUR Swap Annual 5 Year +
2.20%), 2.00%
(a)(k)
.............. EUR 500 509,917

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
42
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Series NC9, (EUR Swap Annual 5 Year +
2.77%), 2.75%
(a)(k)
.............. EUR 850 $ 848,357
2.00%, 05/18/31 ................. 500 552,350
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ USD 231 235,620
5.38%, 06/01/29 ................. 94 93,765
EnLink Midstream Partners LP
4.40%, 04/01/24 ................. 85 86,110
4.15%, 06/01/25 ................. 4 3,986
4.85%, 07/15/26 ................. 126 126,000
5.60%, 04/01/44 ................. 52 44,850
5.05%, 04/01/45 ................. 143 115,472
5.45%, 06/01/47 ................. 46 38,755
Enterprise Products Operating LLC
4.80%, 02/01/49 ................. 320 341,309
3.95%, 01/31/60 ................. 320 297,504
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 142 144,846
4.13%, 12/01/26 ................. 116 111,363
6.50%, 07/01/27
(b)
................ 464 484,667
4.50%, 01/15/29
(b)
................ 151 141,185
4.75%, 01/15/31
(b)
................ 137 128,095
Galaxy Pipeline Assets Bidco Ltd., 2.63%,
03/31/36
(d)
.................... 1,527 1,369,814
Genesis Energy LP
6.50%, 10/01/25 ................. 12 11,836
7.75%, 02/01/28 ................. 60 60,318
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
.................... 69 76,935
Greenko Dutch BV, 3.85%, 03/29/26
(d)
.... 194 183,088
Greenko Mauritius Ltd., 6.25%, 02/21/23
(d)
. 200 200,500
Greenko Solar Mauritius Ltd.
(d)
5.55%, 01/29/25 ................. 850 850,000
5.95%, 07/29/26 ................. 1,015 1,022,613
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 28 28,289
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 51 52,090
Hess Corp., 5.80%, 04/01/47 .......... 3,200 3,807,277
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 97 91,529
Hilcorp Energy I LP, 6.25%, 11/01/28
(b)
.... 24 24,120
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26
(d)
. 456 441,180
India Green Energy Holdings, 5.38%,
04/29/24
(d)
.................... 680 685,168
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 206 190,286
Lukoil Securities BV, 3.88%, 05/06/30
(b)
... 600 321,000
Matador Resources Co., 5.88%, 09/15/26 .. 585 595,706
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(d)
650 656,500
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25
(d)
.................... 680 681,827
Mongolian Mining Corp.
9.25%, 04/15/24
(d)
................ 6,467 4,649,369
9.25%, 04/15/24
(b)
................ 340 244,439
MPLX LP, 4.95%, 03/14/52 ........... 7,621 7,934,064
Murphy Oil Corp.
5.75%, 08/15/25 ................. 94 95,790
5.88%, 12/01/27 ................. 41 41,718
6.37%, 12/01/42
(c)
................ 16 15,335
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
650 653,569
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 443 445,618
6.50%, 09/30/26 ................. 974 965,010
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
194 190,836
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 122 153,113
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
553 576,126
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
NuStar Logistics LP
5.75%, 10/01/25 ................. USD 175 $ 178,281
6.00%, 06/01/26 ................. 72 72,810
6.38%, 10/01/30 ................. 47 47,636
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 118 126,703
5.50%, 12/01/25 ................. 431 453,541
5.55%, 03/15/26 ................. 108 114,480
8.88%, 07/15/30 ................. 110 141,075
6.63%, 09/01/30 ................. 388 445,230
6.20%, 03/15/40 ................. 244 270,840
4.50%, 07/15/44 ................. 47 44,915
6.60%, 03/15/46 ................. 34 39,950
4.40%, 04/15/46 ................. 27 25,650
4.40%, 08/15/49 ................. 27 25,380
OMV AG, (EUR Swap Annual 5 Year + 2.83%),
2.50%
(a)(d)(k)
................... EUR 500 526,575
Parkland Corp., 5.88%, 07/15/27
(b)
...... USD 147 146,633
PDC Energy, Inc., 6.13%, 09/15/24 ...... 20 20,245
Raizen Fuels Finance SA, 5.30%, 01/20/27
(b)
1,200 1,238,850
Range Resources Corp.
4.88%, 05/15/25 ................. 233 235,835
4.75%, 02/15/30
(b)
................ 80 79,454
Reliance Industries Ltd.
(d)
4.13%, 01/28/25 ................. 750 761,625
3.67%, 11/30/27 ................. 412 408,343
ReNew Power Pvt Ltd., 5.88%, 03/05/27
(d)
.. 1,598 1,563,323
ReNew Power Synthetic
6.67%, 03/12/24
(b)
................ 200 203,038
6.67%, 03/12/24
(d)
................ 2,151 2,183,668
Repsol International Finance BV, (EUR Swap
Annual 5 Year + 4.41%), 4.25%
(a)(d)(k)
.... EUR 1,111 1,233,586
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. USD 203 203,188
SM Energy Co.
10.00%, 01/15/25
(b)
............... 811 885,336
5.63%, 06/01/25 ................. 268 267,665
6.63%, 01/15/27 ................. 24 24,604
6.50%, 07/15/28 ................. 115 118,672
Southwestern Energy Co.
5.95%, 01/23/25
(c)
................ 18 18,817
5.38%, 02/01/29 ................. 378 382,725
Summit Midstream Holdings LLC, 8.50%,
10/15/26
(b)
.................... 72 68,654
Sunoco LP
6.00%, 04/15/27 ................. 25 25,469
5.88%, 03/15/28 ................. 36 36,360
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 ................. 31 30,881
6.00%, 12/31/30 ................. 21 20,377
6.00%, 09/01/31 ................. 78 75,095
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
545 564,140
TerraForm Power Operating LLC, 4.75%,
01/15/30
(b)
.................... 38 37,061
TotalEnergies SE, Series NC7, (EUR Swap
Annual 5 Year + 1.99%), 1.62%
(a)(d)(k)
.... EUR 500 506,801
UGI International LLC, 2.50%, 12/01/29
(d)
.. 388 362,266
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. USD 527 512,313
4.13%, 08/15/31 ................. 608 596,539
3.88%, 11/01/33 ................. 1,360 1,300,500
Western Midstream Operating LP
4.75%, 08/15/28 ................. 249 257,000
4.55%, 02/01/30
(c)
................ 59 58,705
5.45%, 04/01/44 ................. 337 341,637
5.30%, 03/01/48 ................. 43 42,570

BlackRock Income Fund
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.50%, 08/15/48 ................. USD 99 $ 97,763
5.75%, 02/01/50
(c)
................ 544 530,400
68,983,648
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 3.75%, 01/15/31 ... 1,275 1,194,037
Personal Products — 0.0%
Coty, Inc.
3.88%, 04/15/26
(d)
................ EUR 520 558,712
4.75%, 04/15/26
(d)
................ 400 423,185
6.50%, 04/15/26
(b)
................ USD 100 99,428
4.75%, 01/15/29
(b)
................ 105 97,977
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
... 82 73,185
1,252,487
Pharmaceuticals — 0.6%
Bausch Health Cos., Inc.
(b)
6.13%, 02/01/27 ................. 98 98,621
7.00%, 01/15/28 ................. 127 113,701
4.88%, 06/01/28 ................. 51 48,833
5.00%, 02/15/29 ................. 630 490,773
7.25%, 05/30/29 ................. 152 129,645
5.25%, 02/15/31 ................. 17 13,232
Bayer AG, (EUR Swap Annual 5 Year + 3.11%),
3.12%, 11/12/79
(a)(d)
.............. EUR 500 525,590
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. USD 56 56,653
3.13%, 02/15/29 ................. 43 39,083
3.50%, 04/01/30 ................. 122 111,325
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(d)
................ EUR 587 641,277
5.50%, 01/15/28
(b)
................ USD 275 266,060
Elanco Animal Health, Inc., 6.40%, 08/28/28
(c)
28 30,031
Embecta Corp.
(b)
5.00%, 02/15/30 ................. 73 68,854
6.75%, 02/15/30 ................. 112 112,280
Endo DAC, 9.50%, 07/31/27
(b)
......... 253 222,008
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(b)
.................... 457 417,013
Gruenenthal GmbH
(d)
3.63%, 11/15/26 ................. EUR 487 533,356
4.13%, 05/15/28 ................. 484 520,701
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... USD 376 364,250
Luye Pharma Group Ltd., 1.50%, 07/09/24
(d)(i)
1,500 1,492,500
Mylan, Inc., 2.13%, 05/23/25
(d)
......... EUR 500 558,581
Nidda BondCo GmbH
(d)
5.00%, 09/30/25 ................. 1,198 1,196,973
7.25%, 09/30/25 ................. 182 190,735
Nidda Healthcare Holding GmbH
3.50%, 09/30/24
(d)
................ 1,002 1,060,218
Organon & Co.
(b)
4.13%, 04/30/28 ................. USD 886 844,097
5.13%, 04/30/31 ................. 615 593,475
P&L Development LLC, 7.75%, 11/15/25
(b)
.. 277 254,840
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
956 892,091
Teva Pharmaceutical Finance Netherlands II
BV
6.00%, 01/31/25 ................. EUR 661 764,045
4.50%, 03/01/25 ................. 1,089 1,211,709
3.75%, 05/09/27 ................. 416 433,393
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25 ............. USD 200 209,140
14,505,083
Security
Par (000)
Par (000) Value
Professional Services — 0.2%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. USD 150 $ 138,945
Bureau Veritas SA, 1.13%, 01/18/27
(d)
.... EUR 500 532,230
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... USD 374 352,607
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
.................... 346 325,240
House of Finance NV (The), 4.38%, 07/15/26
(d)
EUR 300 324,429
Intertrust Group BV, 3.38%, 11/15/25
(d)
.... 1,000 1,102,600
KBR, Inc., 4.75%, 09/30/28
(b)
.......... USD 103 100,419
La Financiere Atalian SASU, 5.13%, 05/15/25
(d)
EUR 1,112 1,094,292
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 124 122,182
4,092,944
Real Estate Management & Development — 2.5%
ADLER Group SA
(d)
3.25%, 08/05/25 ................. EUR 500 484,371
2.75%, 11/13/26 ................. 2,100 1,937,937
2.25%, 01/14/29 ................. 500 449,131
Agile Group Holdings Ltd.
(d)
4.85%, 08/31/22 ................. USD 600 334,987
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 9.22%),
6.87%
(a)(k)
.................... 2,670 507,300
Akelius Residential Property Financing BV,
1.00%, 01/17/28
(d)
............... EUR 500 506,709
Alam Sutera Realty Tbk. PT, 8.00%, (8.00%
Cash or 6.25% PIK), 05/02/24
(j)
....... USD 184 119,600
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29
(d)
.. 929 928,303
Aroundtown SA
(a)(d)(k)
(EUR Swap Annual 5 Year + 3.98%), 3.38% EUR 600 651,305
(EUR Swap Annual 5 Year + 3.46%), 2.87% 500 527,607
AT Securities BV, (USD Swap Semi 5 Year +
3.55%), 5.25%
(a)(d)(k)
.............. USD 500 493,275
Celulosa Arauco y Constitucion SA
(d)
4.25%, 04/30/29 ................. 920 919,126
5.15%, 01/29/50 ................. 962 952,260
Central China Real Estate Ltd.
(d)
6.88%, 08/08/22 ................. 200 150,000
7.25%, 08/13/24 ................. 498 214,140
China Aoyuan Group Ltd.
(d)(f)(m)
8.50%, 01/23/22 ................. 200 33,000
5.38%, 09/13/22 ................. 200 33,000
7.95%, 02/19/23 ................. 1,016 162,560
6.35%, 02/08/24 ................. 4,494 719,040
7.95%, 06/21/24 ................. 521 83,360
5.98%, 08/18/25 ................. 2,252 360,320
6.20%, 03/24/26 ................. 1,129 180,640
China Evergrande Group
(d)(f)(m)
8.25%, 03/23/22 ................. 1,982 257,660
9.50%, 04/11/22 ................. 2,172 271,500
11.50%, 01/22/23 ................ 2,333 291,625
10.00%, 04/11/23 ................ 3,681 460,125
12.00%, 01/22/24 ................ 800 100,000
China Overseas Finance Cayman VIII Ltd.,
2.75%, 03/02/30
(d)
............... 678 599,098
China Overseas Grand Oceans Finance IV
Cayman Ltd., 2.45%, 02/09/26
(d)
...... 550 501,634
China SCE Group Holdings Ltd.
(d)
7.38%, 04/09/24 ................. 2,142 1,183,856
5.95%, 09/29/24 ................. 1,290 812,700
7.00%, 05/02/25 ................. 925 482,330
CIFI Holdings Group Co. Ltd.
(d)
5.50%, 01/23/23 ................. 500 464,313
6.55%, 03/28/24 ................. 500 440,000
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(d)(k)
.............. EUR 400 411,525

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
44
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Corp. Inmobiliaria Vesta SAB de CV, 3.63%,
05/13/31
(b)
.................... USD 1,300 $ 1,176,338
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 95 99,275
DaFa Properties Group Ltd., 12.50%, 06/30/22 1,575 110,250
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(d)
............... EUR 1,000 1,075,640
Dexin China Holdings Co. Ltd., 9.95%,
12/03/22
(d)
.................... USD 592 383,690
DIC Asset AG, 2.25%, 09/22/26
(d)
....... EUR 600 580,781
Easy Tactic Ltd.
(d)
5.88%, 02/13/23 ................. USD 684 150,480
8.13%, 02/27/23 ................. 400 86,000
11.75%, 08/02/23 ................ 1,955 420,325
8.63%, 02/27/24 ................. 519 108,990
8.63%, 03/05/24 ................. 565 115,825
11.63%, 09/03/24 ................ 2,270 465,350
Elect Global Investments Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.89%), 4.10%
(a)(d)(k)
.......... 950 908,912
ESR Cayman Ltd., 1.50%, 09/30/25
(d)(i)
.... 700 676,200
Fantasia Holdings Group Co. Ltd.
(d)(f)(m)
15.00%, 12/18/21 ................ 200 27,000
11.75%, 04/17/22 ................ 5,280 712,800
7.95%, 07/05/22 ................. 750 101,250
12.25%, 10/18/22 ................ 755 101,925
10.88%, 01/09/23 ................ 330 44,550
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)(d)
.... EUR 800 774,412
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
USD 1,098 1,123,583
Forestar Group, Inc., 3.85%, 05/15/26
(b)
... 99 92,318
Global Prime Capital Pte. Ltd.
(d)
5.50%, 10/18/23 ................. 200 195,412
5.95%, 01/23/25 ................. 479 455,050
GLP Pte. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.74%),
4.50%
(a)(d)(k)
................... 2,100 1,868,081
Greenland Global Investment Ltd.
(d)
6.13%, 04/22/23 ................. 765 535,500
6.75%, 09/26/23 ................. 375 258,750
Haimen Zhongnan Investment Development
International Co. Ltd.
(d)
12.00%, 06/08/22 ................ 799 306,017
10.88%, 06/18/22 ................ 991 346,850
Heimstaden Bostad AB
(a)(d)(k)
(EUR Swap Annual 5 Year + 3.91%), 3.38% EUR 825 830,718
(EUR Swap Annual 5 Year + 3.15%), 2.63% 475 443,895
(EUR Swap Annual 5 Year + 3.27%), 3.00% 350 324,217
Heimstaden Bostad Treasury BV, 1.38%,
07/24/28
(d)
.................... 500 507,713
Hemso Fastighets AB, 1.75%, 06/19/29
(d)
.. 500 525,784
Hopson Development Holdings Ltd., 7.00%,
05/18/24
(d)
.................... USD 200 154,037
Howard Hughes Corp. (The)
(b)
4.13%, 02/01/29 ................. 218 204,541
4.38%, 02/01/31 ................. 186 174,840
JGC Ventures Pte. Ltd.
0.00%, 06/30/25 ................. 2 1,008
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(d)(f)(j)(m)
................ 1,792 926,053
Jingrui Holdings Ltd., 12.00%, 07/25/22
(d)
.. 1,030 412,000
Kaisa Group Holdings Ltd.
(d)(f)(m)
11.95%, 10/22/22 ................ 2,200 429,000
10.88%, 07/23/23 ................ 778 152,099
11.95%, 11/12/23 ................ 632 123,240
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
9.38%, 06/30/24 ................. USD 2,492 $ 448,560
Kennedy-Wilson, Inc., 4.75%, 02/01/30 ... 150 142,637
KWG Group Holdings Ltd.
(d)
6.30%, 02/13/26 ................. 1,850 684,500
6.00%, 08/14/26 ................. 1,350 499,500
Logan Group Co. Ltd.
(d)
7.50%, 08/25/22 ................. 350 94,500
5.25%, 02/23/23 ................. 350 84,000
6.50%, 07/16/23 ................. 350 78,750
MAF Sukuk Ltd., 4.64%, 05/14/29
(d)
...... 894 926,575
Modern Land China Co. Ltd., 12.85%,
10/25/21
(d)(f)(m)
.................. 729 131,220
New Metro Global Ltd., 5.00%, 08/08/22
(d)
.. 300 276,000
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.12%
(a)(d)(k)
............. 2,000 1,820,000
NWD MTN Ltd., 4.13%, 07/18/29
(d)
...... 1,200 1,090,725
Powerlong Real Estate Holdings Ltd.
(d)
6.25%, 08/10/24 ................. 2,120 805,600
5.95%, 04/30/25 ................. 1,415 509,400
4.90%, 05/13/26 ................. 510 178,500
Realogy Group LLC
(b)
5.75%, 01/15/29 ................. 124 116,870
5.25%, 04/15/30 ................. 99 91,080
Redco Properties Group Ltd., 9.90%,
02/17/24
(d)
.................... 910 183,024
Redsun Properties Group Ltd., 10.50%,
10/03/22
(d)
.................... 200 40,000
RKPF Overseas 2019 A Ltd.
(d)
7.88%, 02/01/23 ................. 550 508,750
6.70%, 09/30/24 ................. 550 470,250
Ronshine China Holdings Ltd.
(d)
8.10%, 06/09/23 ................. 1,165 209,700
7.35%, 12/15/23 ................. 1,409 239,530
6.75%, 08/05/24 ................. 1,695 271,200
7.10%, 01/25/25 ................. 1,310 196,500
Samhallsbyggnadsbolaget i Norden AB, 1.00%,
08/12/27
(d)
.................... EUR 500 482,618
SBB Treasury OYJ
(d)
0.75%, 12/14/28 ................. 100 90,789
1.13%, 11/26/29 ................. 200 178,699
Seazen Group Ltd.
(d)
6.15%, 04/15/23 ................. USD 300 228,000
6.00%, 08/12/24 ................. 300 204,000
Shui On Development Holding Ltd.
(d)
5.75%, 11/12/23 ................. 700 668,500
6.15%, 08/24/24 ................. 683 638,605
5.50%, 03/03/25 ................. 1,155 1,056,825
5.50%, 06/29/26 ................. 1,210 1,089,000
Sinic Holdings Group Co. Ltd.
(d)(f)(m)
8.50%, 01/24/22 ................. 1,100 22,000
10.50%, 06/18/22 ................ 1,309 26,180
Sinochem Offshore Capital Co. Ltd., 2.38%,
09/23/31
(d)
.................... 1,800 1,548,918
Sino-Ocean Land Treasure IV Ltd.
(d)
3.25%, 05/05/26 ................. 1,235 889,200
4.75%, 08/05/29 ................. 660 435,600
Summit Properties Ltd., 2.00%, 01/31/25
(d)
. EUR 1,000 1,064,102
Sunac China Holdings Ltd.
(d)
7.95%, 10/11/23 ................. USD 483 130,410
6.65%, 08/03/24 ................. 1,838 450,310
6.50%, 01/10/25 ................. 482 118,090
7.00%, 07/09/25 ................. 2,545 623,525
Theta Capital Pte. Ltd.
(d)
8.13%, 01/22/25 ................. 200 201,000

BlackRock Income Fund
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
6.75%, 10/31/26 ................. USD 200 $ 189,750
Times China Holdings Ltd.
(d)
6.75%, 07/08/25 ................. 940 366,600
6.20%, 03/22/26 ................. 1,898 702,260
5.75%, 01/14/27 ................. 1,300 468,000
Unique Pub Finance Co. plc (The)
(d)
Series A4, 5.66%, 06/30/27 ......... GBP 49 69,655
Series N, 6.46%, 03/30/32
(c)
......... 300 463,067
Wanda Group Overseas Ltd.
(d)
7.50%, 07/24/22 ................. USD 1,180 1,121,000
8.88%, 03/21/23 ................. 1,690 1,470,300
Wanda Properties Overseas Ltd., 6.95%,
12/05/22
(d)
.................... 400 356,000
WeWork Cos. LLC, 5.00%, 07/10/25
(b)
.... 229 192,500
Yango Justice International Ltd.
(f)(m)
10.25%, 09/15/22 ................ 283 14,150
9.25%, 04/15/23
(d)
................ 382 19,100
8.25%, 11/25/23
(d)
................ 1,080 54,000
7.50%, 04/15/24
(d)
................ 1,687 84,350
7.88%, 09/04/24
(d)
................ 1,315 65,750
7.50%, 02/17/25
(d)
................ 1,275 63,750
Yanlord Land HK Co. Ltd.
(d)
6.75%, 04/23/23 ................. 700 679,000
6.80%, 02/27/24 ................. 983 933,850
Yuzhou Group Holdings Co. Ltd.
(d)(f)(m)
7.70%, 02/20/25 ................. 2,400 336,000
8.30%, 05/27/25 ................. 1,458 204,120
7.38%, 01/13/26 ................. 1,250 163,125
7.85%, 08/12/26 ................. 1,800 252,000
6.35%, 01/13/27 ................. 200 28,000
Zhenro Properties Group Ltd.
8.00%, 03/06/23 ................. 1,102 168,926
7.35%, 02/05/25
(d)
................ 872 91,560
6.63%, 01/07/26
(d)
................ 705 74,025
6.70%, 08/04/26
(d)
................ 1,200 114,000
64,523,616
Road & Rail — 0.3%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
218 210,370
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
100 98,522
Avis Budget Finance plc, 4.13%, 11/15/24
(d)
. EUR 100 110,791
BCP V Modular Services Finance II plc
(d)
4.75%, 11/30/28 ................. 500 529,309
6.13%, 11/30/28 ................. GBP 300 373,563
EC Finance plc, 3.00%, 10/15/26
(d)
...... EUR 790 856,525
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. USD 89 83,111
5.00%, 12/01/29 ................. 141 127,605
Loxam SAS
(d)
4.25%, 04/15/24 ................. EUR 500 553,500
4.50%, 02/15/27 ................. 756 828,087
5.75%, 07/15/27 ................. 400 431,438
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(d)(k)
.............. GBP 300 384,735
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 77 75,653
Norfolk Southern Corp., 3.16%, 05/15/55 .. 1,119 999,426
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29
(b)
............... 161 155,365
Uber Technologies, Inc.
7.50%, 05/15/25
(b)
................ 995 1,038,282
0.00%, 12/15/25
(i)(l)
............... 160 143,200
6.25%, 01/15/28
(b)
................ 587 606,923
4.50%, 08/15/29
(b)
................ 344 322,500
Security
Par (000)
Par (000) Value
Road & Rail (continued)
Union Pacific Corp., 3.75%, 02/05/70 ..... USD 175 $ 170,384
8,099,289
Semiconductors & Semiconductor Equipment — 0.5%
ams-OSRAM AG
(d)(i)
0.00%, 03/05/25
(l)
................ EUR 1,000 941,098
2.13%, 11/03/27 ................. 400 404,401
Broadcom, Inc., 3.75%, 02/15/51
(b)
...... USD 10,980 9,831,930
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 53 51,278
KLA Corp., 3.30%, 03/01/50 .......... 560 527,475
Microchip Technology, Inc., 1.63%, 02/15/25
(i)
69 218,859
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
155 148,025
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 51 48,067
12,171,133
Software — 0.5%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 125 127,812
Boxer Parent Co., Inc.
6.50%, 10/02/25
(d)
................ EUR 200 223,075
7.13%, 10/02/25
(b)
................ USD 328 339,985
9.13%, 03/01/26
(b)
................ 299 307,970
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 99 96,278
Castle US Holding Corp., 9.50%, 02/15/28
(b)
136 135,010
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 387 387,000
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 272 259,426
4.88%, 07/01/29 ................. 493 463,819
Condor Merger Sub, Inc., 7.38%, 02/15/30
(b)
500 479,620
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 90 89,325
6.50%, 10/15/28 ................. 83 82,475
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 27 24,772
Elastic NV, 4.13%, 07/15/29
(b)
......... 207 192,502
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 269 260,424
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 200 183,762
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 338 328,884
Minerva Merger Sub, Inc., 6.50%, 02/15/30
(b)
401 389,020
NCR Corp.
(b)
5.00%, 10/01/28 ................. 128 122,560
5.13%, 04/15/29 ................. 204 196,113
6.13%, 09/01/29 ................. 29 29,073
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... 190 195,345
Open Text Corp., 3.88%, 12/01/29
(b)
..... 40 38,000
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
102 96,716
Oracle Corp., 3.95%, 03/25/51 ......... 8,055 7,041,803
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 174 169,523
SAP SE, 1.38%, 03/13/30
(d)
........... EUR 500 553,094
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
USD 680 685,110
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 316 299,791
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
220 201,086
13,999,373
Specialty Retail — 1.0%
Advance Auto Parts, Inc., 3.50%, 03/15/32 . 4,855 4,658,161
Arko Corp., 5.13%, 11/15/29
(b)
......... 227 206,570
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 121 116,233
4.75%, 03/01/30 ................. 51 48,131
5.00%, 02/15/32
(b)
................ 114 105,967
Bath & Body Works, Inc., 7.60%, 07/15/37 . 90 93,375
Carvana Co.
(b)
5.50%, 04/15/27 ................. 208 185,640
4.88%, 09/01/29 ................. 107 88,364

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
46
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
China Grand Automotive Services Ltd., 8.63%,
04/08/22
(d)
.................... USD 1,660 $ 1,527,034
Constellation Automotive Financing plc, 4.88%,
07/15/27
(d)
.................... GBP 516 618,532
Douglas GmbH, 6.00%, 04/08/26
(d)
...... EUR 700 735,133
Dufry One BV, 0.75%, 03/30/26
(d)(i)
...... CHF 600 568,525
eG Global Finance plc
3.63%, 02/07/24
(d)
................ EUR 195 210,261
4.38%, 02/07/25
(d)
................ 189 202,913
6.75%, 02/07/25
(b)
................ USD 1,498 1,494,255
6.25%, 10/30/25
(d)
................ EUR 668 735,934
8.50%, 10/30/25
(b)
................ USD 200 204,750
Goldstory SASU, 5.38%, 03/01/26
(d)
..... EUR 415 459,094
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
USD 44 40,975
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 77 71,303
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
158 148,520
L Brands, Inc.
6.88%, 11/01/35 ................. 147 151,410
6.75%, 07/01/36 ................. 8 8,147
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 400 374,664
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 100 94,448
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 144 136,115
Lowe's Cos., Inc., 4.45%, 04/01/62 ...... 6,225 6,477,658
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 109 108,081
Penske Automotive Group, Inc., 3.75%,
06/15/29 ..................... 27 24,153
PetSmart, Inc.
(b)
4.75%, 02/15/28 ................. 574 554,717
7.75%, 02/15/29 ................. 1,014 1,046,955
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 176 178,957
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 632 603,693
6.13%, 07/01/29 ................. 225 207,562
6.00%, 12/01/29 ................. 327 302,475
Staples, Inc.
(b)
7.50%, 04/15/26 ................. 1,660 1,612,034
10.75%, 04/15/27 ................ 82 72,980
Tendam Brands SAU, 5.00%, 09/15/24
(d)
... EUR 200 219,904
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. USD 710 672,789
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
........... 102 100,215
25,466,627
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 4.80%, 03/01/35 ......... 43 37,238
Textiles, Apparel & Luxury Goods — 0.2%
BK LC Lux Finco1 SARL
5.25%, 04/30/29
(d)
................ EUR 455 493,634
Chanel Ceres plc, 1.00%, 07/31/31
(d)
..... 500 503,558
Crocs, Inc.
(b)
4.25%, 03/15/29 ................. USD 155 137,175
4.13%, 08/15/31 ................. 154 130,130
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(d)(f)(i)(m)
............ EUR 1,100 1,046,323
Kering SA, 0.75%, 05/13/28
(d)
......... 500 535,663
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... USD 69 63,135
Levi Strauss & Co., 3.50%, 03/01/31
(b)
.... 26 23,810
LVMH Moet Hennessy Louis Vuitton SE,
0.38%, 02/11/31
(d)
............... EUR 500 508,426
Prime Bloom Holdings Ltd., 6.95%, 07/05/22
(d)(f)
(m)
......................... USD 955 166,707
PVH Corp., 3.13%, 12/15/27
(d)
......... EUR 500 568,516
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
William Carter Co. (The)
(b)
5.50%, 05/15/25 ................. USD 34 $ 35,037
5.63%, 03/15/27 ................. 44 44,649
Wolverine World Wide, Inc., 4.00%, 08/15/29
(b)
111 98,513
4,355,276
Thrifts & Mortgage Finance — 0.1%
BPCE SA, Series NC5., (EUR Swap Annual 5
Year + 1.75%), 1.50%, 01/13/42
(a)(d)
.... EUR 1,000 1,036,667
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... USD 474 489,002
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 148 121,258
Jerrold Finco plc, 4.88%, 01/15/26
(d)
..... GBP 360 454,625
Ladder Capital Finance Holdings LLLP
(b)
4.25%, 02/01/27 ................. USD 104 99,670
4.75%, 06/15/29 ................. 150 141,469
MGIC Investment Corp., 5.25%, 08/15/28 .. 157 155,102
Nationstar Mortgage Holdings, Inc., 5.75%,
11/15/31
(b)
.................... 71 67,713
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.39%), 5.87%
(a)(d)(k)
.............. GBP 939 1,250,478
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. USD 199 182,711
3,998,695
Tobacco — 0.2%
Altria Group, Inc.
4.40%, 02/14/26 ................. 63 65,166
5.95%, 02/14/49 ................. 485 525,038
3.70%, 02/04/51 ................. 4,709 3,803,607
Imperial Brands Finance plc, 2.13%, 02/12/27
(d)
EUR 100 108,884
4,502,695
Trading Companies & Distributors — 0.1%
Air Lease Corp., 3.88%, 07/03/23 ....... USD 125 126,260
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
96 88,686
Fortress Transportation & Infrastructure
Investors LLC
(b)
9.75%, 08/01/27 ................. 59 61,641
5.50%, 05/01/28 ................. 254 230,924
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 54 48,600
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 28 26,250
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 148 150,072
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 499 480,517
United Rentals North America, Inc., 5.25%,
01/15/30 ..................... 11 11,344
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 266 276,725
7.25%, 06/15/28 ................. 349 370,685
1,871,704
Transportation Infrastructure — 0.4%
(d)
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(k)
. EUR 900 973,632
ASTM SpA, 2.38%, 11/25/33 .......... 800 829,027
Atlantia SpA
1.88%, 07/13/27 ................. 100 105,232
1.88%, 02/12/28 ................. 500 522,759
Autostrade per l'Italia SpA
2.00%, 12/04/28 ................. 482 518,625
2.00%, 01/15/30 ................. 3,447 3,592,320
DP World Crescent Ltd., 3.75%, 01/30/30 .. USD 1,242 1,238,895
Fraport AG Frankfurt Airport Services
Worldwide, 1.88%, 03/31/28 ......... EUR 1,000 1,065,595
Getlink SE, 3.50%, 10/30/25 .......... 1,625 1,833,609
10,679,694

BlackRock Income Fund
Schedules of Investments
47
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(d)
.................... GBP 297 $ 375,991
Wireless Telecommunication Services — 1.5%
Connect Finco SARL, 6.75%, 10/01/26
(b)
... USD 1,380 1,403,998
Digicel International Finance Ltd., 8.75%,
05/25/24
(b)
.................... 200 198,538
Empresa Nacional de Telecomunicaciones SA
(d)
4.75%, 08/01/26 ................. 367 380,763
3.05%, 09/14/32 ................. 688 624,360
Globe Telecom, Inc.
(d)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
4.20%
(a)(k)
.................... 675 646,312
3.00%, 07/23/35 ................. 370 294,451
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(j)
........ 714 495,849
Matterhorn Telecom SA, 4.00%, 11/15/27
(d)
. EUR 350 377,291
Rogers Communications, Inc., 4.55%,
03/15/52
(b)
.................... USD 11,494 11,426,855
SoftBank Group Corp.
(d)
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(k)
......................... 231 220,547
2.13%, 07/06/24 ................. EUR 668 697,408
4.50%, 04/20/25 ................. 200 215,995
4.75%, 07/30/25 ................. 785 849,970
3.13%, 09/19/25 ................. 700 726,410
2.88%, 01/06/27 ................. 335 329,829
5.00%, 04/15/28 ................. 400 420,237
4.63%, 07/06/28 ................. USD 1,500 1,339,500
3.38%, 07/06/29 ................. EUR 397 370,010
4.00%, 09/19/29 ................. 1,219 1,178,174
Sprint Corp., 7.63%, 03/01/26 ......... USD 477 538,442
T-Mobile USA, Inc.
2.63%, 02/15/29 ................. 172 156,989
2.88%, 02/15/31 ................. 222 200,006
3.50%, 04/15/31
(b)
................ 719 676,565
3.40%, 10/15/52
(b)
................ 12,050 10,247,804
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(d)
................ GBP 400 480,402
4.50%, 07/15/31
(d)
................ 539 649,819
4.75%, 07/15/31
(b)
................ USD 562 529,685
Vodafone Group plc
2.50%, 05/24/39
(d)
................ EUR 100 112,671
(EUR Swap Annual 5 Year + 3.43%),
4.20%, 10/03/78
(a)(d)
............. 568 640,540
(EUR Swap Annual 5 Year + 3.00%),
2.63%, 08/27/80
(a)(d)
............. 323 346,942
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80
(a)(d)
....... 700 708,553
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)
.............. USD 547 504,580
37,989,495
Total Corporate Bonds — 39.6%
(Cost: $1,161,598,462) ........................... 1,032,145,821
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Aerospace & Defense — 0.9%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, 05/25/28
(n)
................... USD 5,547 $ 5,517,634
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, 05/25/28
(n)
................... 1,128 1,122,507
Bleriot US Bidco, Inc., Term Loan, (LIBOR USD
3 Month + 4.00%), 5.01%
,
 10/30/26 .... 209 207,434
Cobham Ultra U.S. Co., Term Loan, (LIBOR
USD 1 Month + 0.00%), 11/17/28
(n)
..... 451 445,552
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
4.51%
,
 04/06/26 ................. 1,587 1,556,217
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
4.51%
,
 04/06/26 ................. 853 836,589
Peraton Corp., 1st Lien Term Loan B,
02/01/28
(n)
..................... 8,997 8,920,827
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 2,136 2,114,955
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 ................. 546 546,391
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.71%
,
 12/09/25 ..... 2,164 2,126,579
23,394,685
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(a)
................ 736 729,489
Airlines — 0.6%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
04/20/28
(n)
..................... 3,658 3,700,198
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28 .......... 3,069 3,037,417
American Airlines, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 01/29/27
(n)
..... 3,655 3,409,965
American Airlines, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.00%), 2.84%
,
 12/15/23 1,053 1,039,271
Kestrel Bidco, Inc., Term Loan, 12/11/26
(n)
.. 490 470,717
United Airlines, Inc., Term Loan B, 04/21/28
(n)
4,479 4,419,083
16,076,651
Auto Components — 0.5%
(a)
Clarios Global LP, 1st Lien Term Loan,
04/30/26
(n)
..................... 7,470 7,367,352
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 01/31/28 ..... 2,150 2,080,080
Wand Newco 3, Inc., 1st Lien Term Loan B1,
02/05/26
(n)
..................... 4,561 4,416,065
13,863,497
Automobiles — 0.1%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.71%
,
 12/12/25
(a)
.... 2,145 2,131,665
Beverages — 0.3%
(a)
Naked Juice LLC, 1st Lien Term Loan,
01/24/29
(n)
..................... 3,728 3,661,538
Naked Juice LLC, 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.00%), 6.65%
,
 01/24/30 1,437 1,430,260
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27 1,339 1,331,572
6,423,370

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
48
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Building Products — 0.3%
(a)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25 ................. USD 55 $ 54,443
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 ................. 284 274,217
CP Atlas Buyer, Inc., Term Loan B, 11/23/27
(n)
2,273 2,205,518
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 10/02/28 ................. 743 723,825
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, (LIBOR USD 3 Month + 0.00%),
10/02/28
(n)
..................... 149 144,771
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 1,357 1,343,804
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 2.71%
,
 07/28/28 ..... 921 911,159
MI Windows & Doors LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 12/18/27 ................. 152 149,626
Wilsonart LLC, Term Loan E, 12/31/26
(n)
... 3,021 2,939,876
8,747,239
Capital Markets — 0.2%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 07/24/26 ................. 1,478 1,463,112
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 09/01/28 ................. 924 916,248
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 06/30/28 ................. 1,725 1,701,114
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.71%
,
 04/12/24 .... 125 124,333
4,204,807
Chemicals — 0.7%
(a)
Alpha 3 BV, Term Loan, 03/18/28
(n)
....... 2,255 2,222,727
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(n)
..................... 221 214,879
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.25%
,
 09/30/28 ..... 1,507 1,468,240
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/24/27 ................. 310 305,230
Ascend Performance Materials Operations
LLC, Term Loan, 08/27/26
(n)
.......... 2,590 2,577,766
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.76%
,
 12/29/27
(e)
................ 395 383,160
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.00%
,
 06/09/28 ................. 1,533 1,511,345
Element Solutions, Inc., Term Loan B1,
01/31/26
(n)
..................... 1,854 1,836,172
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.51%
,
 06/28/24 ................. 365 359,849
Herens Holdco SARL, Facility Term Loan B
(LIBOR USD 3 Month + 4.00%),
4.75%, 07/03/28 ............... 982 956,318
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.72%
,
 03/02/26 ................. 1,237 1,217,822
Security
Par (000)
Par (000) Value
Chemicals (continued)
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.70%
,
 05/15/24 ........... USD 1,534 $ 1,512,933
Nouryon Finance BV, Term Loan, (LIBOR USD
3 Month + 3.00%), 4.01%
,
 10/01/25 .... 57 56,203
Oxea Holding Vier GmbH, Term Loan B2,
10/14/24
(n)
..................... 1,851 1,809,420
Sparta US HoldCo LLC, 1st Lien Term Loan,
08/02/28
(e)(n)
.................... 2,240 2,206,562
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.81%
,
 09/22/28 602 596,465
19,235,091
Commercial Services & Supplies — 1.1%
(a)
Allied Universal Holdco LLC, Term Loan,
05/12/28
(n)
..................... 2,997 2,946,919
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 3 Month +
4.00%), 4.50% - 4.78%
,
 02/15/29 ...... 669 661,474
Aramark Intermediate HoldCo Corp., Term
Loan B5, 04/06/28
(n)
............... 1,866 1,837,533
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 2.21%
,
 09/07/27 530 523,380
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25% - 5.26%
,
 06/21/24 ........... 5,024 4,784,504
Clean Harbors, Inc., Term Loan, 10/08/28
(n)
. 1,859 1,837,982
Covanta Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 2.50%), 11/30/28
(n)
..... 1,725 1,714,433
Covanta Holding Corp., Term Loan C, (LIBOR
USD 1 Month + 2.50%), 11/30/28
(n)
..... 130 128,955
EnergySolutions LLC, Term Loan, (LIBOR USD
3 Month + 3.75%), 4.76%
,
 05/09/25 .... 200 195,908
GFL Environmental, Inc., Term Loan,
05/30/25
(n)
..................... 1,483 1,475,371
KAR Auction Services, Inc., Term Loan B6,
(LIBOR USD 1 Month + 2.25%), 09/19/26
(e)
(n)
........................... 710 702,971
LABL, Inc., Term Loan, (LIBOR USD 1 Month +
5.00%), 5.50%
,
 10/29/28 ........... 1,785 1,758,081
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, 09/23/26
(n)
........... 617 611,907
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.26%
,
 07/30/25 ................. 1,891 1,830,758
Tempo Acquisition LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 08/31/28 4,586 4,550,041
TruGreen Ltd., Partnership, 1st Lien Term Loan,
11/02/27
(n)
..................... 1,115 1,106,830
Vericast Corp., Term Loan, (LIBOR USD 3
Month + 7.75%), 8.76%
,
 06/16/26 ..... 149 123,391
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 5.50%
,
 07/30/28 ........... 1,209 1,190,994
27,981,432
Communications Equipment — 0.1%
Viasat, Inc., Term Loan, 03/02/29
(a)(n)
...... 2,669 2,652,352
Construction & Engineering — 0.1%
(a)(n)
Pike Corp., Term Loan, 01/21/28 ........ 1,485 1,470,410
USIC Holdings, Inc., 1st Lien Term Loan,
05/12/28 ...................... 1,229 1,215,034
2,685,444

BlackRock Income Fund
Schedules of Investments
49
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.46%
,
 01/15/27 ........... USD 1,848 $ 1,822,279
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 ................. 930 912,119
New AMI I LLC, 1st Lien Term Loan, 03/08/29
(n)
805 775,616
Standard Industries, Inc., Term Loan,
09/22/28
(n)
..................... 1,479 1,474,363
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 3.30% -
4.01%
,
 05/29/26 ................. 665 650,496
5,634,873
Containers & Packaging — 0.7%
(a)
Charter NEX US, Inc., 1st Lien Term Loan,
12/01/27
(n)
..................... 8,962 8,905,620
Mauser Packaging Solutions Holding Co., Term
Loan, 04/03/24
(n)
................. 3,362 3,309,818
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.71%
,
 02/05/26 258 251,132
Pregis TopCo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.46%
,
 07/31/26 1,532 1,497,086
Tosca Services LLC, Term Loan, 08/18/27
(e)(n)
2,269 2,212,031
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, (LIBOR USD 3 Month + 0.00%),
09/15/28
(n)
..................... 111 109,221
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 1 Month + 4.00%),
4.50%
,
 09/15/28 ................. 1,243 1,225,023
17,509,931
Distributors — 0.1%
PAI Holdco, Inc., 1st Lien Term Loan B,
10/28/27
(a)(n)
.................... 1,492 1,475,558
Diversified Consumer Services — 0.8%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 12/11/28 ................. 2,820 2,785,388
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 12/10/29 ................. 868 861,490
Bright Horizons Family Solutions LLC, Term
Loan B, 11/24/28
(n)
................ 2,240 2,212,417
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.50%
,
 12/22/25 ................. 3,967 3,666,676
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 4,643 4,811,027
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 ................. 744 728,872
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 5.80% -
6.51%
,
 08/04/25 ................. 330 303,937
Sotheby's, Term Loan, 01/15/27
(n)
........ 3,720 3,715,561
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 07/20/28 ................. 778 768,691
19,854,059
Security
Par (000)
Par (000) Value
Diversified Financial Services — 2.8%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 02/16/28 USD 684 $ 677,227
Advisor Group Holdings, Inc., Term Loan B1,
07/31/26
(n)
..................... 3,716 3,696,004
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 03/10/28
(e)
1,073 1,068,836
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 2.56%
,
 10/30/26 .... 486 480,607
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.25%
,
 04/13/28 ..... 2,517 2,495,761
Castlelake Aviation One DAC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.58%
,
 10/22/26 ................. 2,149 2,088,669
Connect Finco SARL, Term Loan, 12/11/26
(n)
7,464 7,393,566
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, 04/09/27
(n)
................. 9,270 9,212,317
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 10/01/27
(e)
................ 3,674 3,664,520
Grab Holdings, Inc., Term Loan, 01/29/26
(n)
. 4,566 4,451,447
LBM Acquisition LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 0.00%), 12/17/27
(n)
3,026 2,947,371
Lealand Finance Co. BV, Term Loan, 06/28/24
(e)
(n)
........................... 17 10,299
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 1.00%), 1.21%
,
 06/30/25 114 56,625
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.76%
,
 11/02/27 . 434 431,448
Medline Borrower LP, Term Loan, 10/23/28
(n)
7,449 7,370,989
Mercury Borrower, Inc., 1st Lien Term Loan,
08/02/28
(n)
..................... 3,730 3,697,077
Mercury Borrower, Inc., 2nd Lien Term Loan,
08/02/29
(e)(n)
.................... 672 665,248
OLA Netherlands BV, Term Loan, (LIBOR USD
3 Month + 6.25%), 7.00%
,
 12/15/26 .... 1,033 998,532
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
4.76%
,
 12/15/28 ................. 1,226 1,212,995
Radiate Holdco LLC, Term Loan, 09/25/26
(n)
. 2,976 2,947,217
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 02/08/28 ................. 866 824,310
Setanta Aircraft Leasing DAC, Term
Loan, (LIBOR USD 3 Month + 2.00%),
3.01%
,
 11/05/28 ................. 612 602,312
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 2.50%), 2.80% -
2.96%
,
 01/23/25 ................. 1,250 1,199,641
Sotera Health Holdings LLC, 1st Lien Term
Loan, 12/11/26
(n)
................. 2,625 2,587,319
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, 05/29/26
(n)
.......... 2,013 1,776,145
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 1.50%),
2.51%
,
 02/28/25 ................. 486 503,320
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
3.40%
,
 01/31/29 ................. 425 418,803
Veritas US, Inc., Term Loan B, 09/01/25
(n)
.. 5,744 5,359,106
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.46%
,
 02/28/27 ..... 1,232 1,218,188
White Cap Supply Holdings LLC, Term Loan,
10/19/27
(n)
..................... 1,125 1,110,317

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
50
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Ziggo Financing Partnership, Facility Term Loan
I, 04/30/28
(n)
.................... USD 1,878 $ 1,847,760
73,013,976
Diversified Telecommunication Services — 0.7%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
2.99%, 07/15/25 ............... 659 640,425
(LIBOR USD 3 Month + 2.75%),
2.99%, 01/31/26 ............... 1,805 1,736,471
Altice France SA, Term Loan B13, 08/14/26
(n)
3,773 3,698,890
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 . 152 149,946
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 ................. 601 561,266
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.81%
,
 05/01/28 ................. 1,355 1,332,498
Iridium Satellite LLC, Term Loan B2, 11/04/26
(n)
2,224 2,203,436
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 2.21%
,
 03/01/27 498 488,619
Orbcomm, Inc., 1st Lien Term Loan, 09/01/28
(n)
1,859 1,838,451
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
3.65%
,
 01/31/29 ................. 1,257 1,248,364
Zayo Group Holdings, Inc., Term Loan,
03/09/27
(n)
..................... 5,692 5,533,911
19,432,277
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.46%
,
 01/15/25 ................. 221 216,857
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.21%
,
 12/13/25 ................. 394 361,979
578,836
Electrical Equipment — 0.2%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 06/23/28 ................. 2,238 2,205,725
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.96%
,
 09/13/24 3,629 3,579,836
5,785,561
Electronic Equipment, Instruments & Components — 0.1%
II-VI, Inc., Term Loan B, 12/08/28
(a)(e)(n)
..... 1,876 1,861,783
Entertainment — 0.6%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1, 04/22/26
(n)
................... 1,273 1,132,693
City Football Group Ltd., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 07/21/28 1,844 1,805,185
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 ................. 611 602,230
Live Nation Entertainment, Inc., Term Loan B4,
10/19/26
(n)
..................... 4,527 4,413,532
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 3.21%
,
 03/13/28 1,231 1,211,275
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.71%
,
 05/30/25 ................. 36 35,268
Security
Par (000)
Par (000) Value
Entertainment (continued)
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, 05/18/25
(n)
..... USD 5,635 $ 5,530,676
WMG Acquisition Corp., Term Loan G,
01/20/28
(n)
..................... 1,499 1,483,811
16,214,670
Equity Real Estate Investment Trusts (REITs) — 0.1%
(a)
Cushman & Wakefield US Borrower LLC, Term
Loan, 08/21/25
(n)
................. 1,873 1,844,890
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.46%
,
 05/11/24 . 128 125,954
1,970,844
Food & Staples Retailing — 0.1%
(a)(n)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 4.14%
,
 05/23/25 .... 113 108,525
US Foods, Inc., Term Loan B
(LIBOR USD 3 Month + 2.00%),
2.51%, 09/13/26 ............... 1,552 1,518,522
(LIBOR USD 3 Month + 2.75%),  11/22/28
(n)
1,421 1,402,383
3,029,430
Food Products — 0.9%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B4, 11/19/26
(n)
................... 3,011 2,942,569
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.21%
,
 10/01/25 ................. 1,722 1,489,494
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 2.96%
,
 10/10/26 .... 112 109,620
Chobani LLC, Term Loan, 10/25/27
(n)
...... 4,503 4,418,239
Froneri International Ltd., Facility 1st Lien Term
Loan B2, 01/29/27
(n)
............... 4,524 4,435,684
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 ................. 256 251,980
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, 06/08/28
(n)
................. 2,241 2,213,512
Triton Water Holdings, Inc., 1st Lien Term Loan,
03/31/28
(n)
..................... 5,315 5,175,091
Utz Quality Foods LLC, 1st Lien Term Loan,
01/20/28
(n)
..................... 2,256 2,220,882
23,257,071
Health Care Equipment & Supplies — 0.2%
(a)
Chariot Buyer LLC, 1st Lien Term Loan,
11/03/28
(n)
..................... 3,733 3,683,094
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 05/04/28
(e)
.... 658 653,092
4,336,186
Health Care Providers & Services — 1.1%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan,
07/24/26
(n)
..................... 2,246 2,213,801
CHG Healthcare Services, Inc., 1st Lien Term
Loan, 09/29/28
(n)
................. 2,614 2,587,193
CTEC III GmbH, Term Loan, (EURIBOR 3
Month + 0.00%), 0.00%
,
 01/01/38 ..... EUR 1,000 1,094,203
Electron Bidco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/01/28 ................. USD 2,458 2,428,061
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.21%
,
 10/10/25 2,323 1,537,196
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
4.76%, 02/18/27 ............... —
(o)

BlackRock Income Fund
Schedules of Investments
51
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
(LIBOR USD 3 Month + 3.75%),
4.76%, 11/15/28 ............... USD 457 $ 451,178
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.76%
,
 11/15/29 ................. 509 505,841
EyeCare Partners LLC, Delayed Draw 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.75%),
4.76%
,
 11/15/28 ................. 114 112,794
Femur Buyer, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.50%), 5.51%
,
 03/05/26
(e)
1,299 1,165,898
Median BV, Facility Term Loan B1, (EURIBOR
3 Month + 5.00%), 10/14/27
(n)
........ EUR 4,000 4,325,438
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 11/01/28 ................. USD 2,479 2,454,577
Medical Solutions Holdings, Inc., Delayed Draw
1st Lien Term Loan, (LIBOR USD 3 Month +
0.00%), 11/01/28
(n)
................ 472 467,537
Ortho-Clinical Diagnostics, Inc., Term Loan,
06/30/25
(n)
..................... 3,073 3,058,993
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 ................. 30 29,435
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/20/27 ................. 611 603,144
WCG Purchaser Corp., 1st Lien Term Loan,
01/08/27
(n)
..................... 2,955 2,938,812
WP CityMD Bidco LLC, Term Loan, 12/22/28
(n)
2,976 2,955,996
28,930,334
Health Care Technology — 0.5%
(a)
Athenahealth Group Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 02/15/29 3,167 3,128,624
Athenahealth, Inc., Delayed Draw Term Loan,
02/15/29
(n)
..................... 537 530,292
GoodRx, Inc., 1st Lien Term Loan, 10/10/25
(n)
1,491 1,477,339
Polaris Newco LLC, 1st Lien Term Loan,
06/02/28
(n)
..................... 2,604 2,582,340
Verscend Holding Corp., Term Loan B1,
08/27/25
(n)
..................... 4,063 4,043,108
11,761,703
Hotels, Restaurants & Leisure — 1.0%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.21%
,
 02/02/26 ................. 245 239,954
Bally's Corp., Facility Term Loan B, 10/02/28
(n)
611 607,249
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
3.21%
,
 12/23/24 ................. 3,691 3,667,790
Caesars Resort Collection LLC, Term Loan B1,
07/21/25
(n)
..................... 1,860 1,851,630
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.46%
,
 03/17/28 642 631,365
Fertitta Entertainment LLC, Term Loan B,
01/27/29
(n)
..................... 5,580 5,545,337
Flutter Entertainment plc, Term Loan,
07/21/26
(n)
..................... 1,494 1,480,563
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.21%
,
 11/30/23 ................. 485 482,698
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 1 Month + 12.00%),
13.00%
,
 10/04/23
(e)
............... 58 61,897
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
IRB Holding Corp., Term Loan B, 02/05/25
(n)
. USD 3,732 $ 3,699,616
Packers Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 03/09/28 3,000 2,951,168
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
3.21%
,
 08/14/24 ................. 847 843,040
Station Casinos LLC, Facility Term Loan B1,
02/08/27
(n)
..................... 1,236 1,217,722
Whatabrands LLC, Term Loan B, 08/03/28
(n)
. 2,617 2,582,568
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.21%
,
 05/30/25 ................. 146 144,549
26,007,146
Household Durables — 0.3%
(a)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.75%
,
 05/17/28 1,848 1,662,299
Hunter Douglas Holding BV, Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 02/26/29 ................. 2,060 2,016,225
Serta Simmons Bedding LLC, Term Loan
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23 ............... 252 243,976
Snap One Holdings Corp., Term Loan,
12/08/28
(n)
..................... 1,887 1,848,942
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 10/06/28 ................. 1,047 1,013,842
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.00%
,
 10/30/27 ................. 1,365 1,319,930
8,105,214
Household Products — 0.1%
(a)
Diamond (BC) BV, Term Loan, 09/29/28
(n)
.. 3,008 2,943,172
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.50%
,
 03/03/28 411 404,946
3,348,118
Independent Power and Renewable Electricity Producers
— 0.1%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.46%
,
 08/12/26 ..... —
(o)
405
Constellation Renewables LLC, Term Loan,
12/15/27
(n)
..................... 2,237 2,213,178
2,213,583
Industrial Conglomerates — 0.1%
Filtration Group Corp., Term Loan, 03/31/25
(a)(n)
3,145 3,095,988
Insurance — 1.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B4, 11/05/27
(n)
................... 7,425 7,368,074
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/19/28 .... 1,544 1,516,643
AssuredPartners, Inc., Term Loan
 02/12/27
(n)
..................... 2,684 2,648,254
(LIBOR USD 1 Month + 3.50%),
4.00%, 02/12/27 ............... 278 274,223
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 5.71%
,
 01/31/28 1,285 1,257,717
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 5.71%
,
 01/20/29 1,768 1,726,010
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.13%), 3.58%
,
 11/03/23 ...... 686 681,283
Asurion LLC, Term Loan B7, 11/03/24
(n)
.... 1,870 1,843,951

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
52
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Insurance (continued)
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.71%
,
 12/23/26 ..... USD 1,170 $ 1,142,735
Hub International Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.27%
,
 04/25/25 .... 1,298 1,281,945
Hub International Ltd., Term Loan B3,
04/25/25
(n)
..................... 4,314 4,282,162
NFP Corp., Term Loan, (LIBOR USD 1 Month +
3.25%), 3.71%
,
 02/15/27 ........... 330 323,917
Ryan Specialty Group LLC, Term Loan,
09/01/27
(n)
..................... 1,857 1,841,734
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.75%),
4.21%, 09/03/26 ............... 1,644 1,630,692
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... 214 212,187
USI, Inc., Term Loan
(LIBOR USD 3 Month + 3.00%),
4.01%, 05/16/24 ............... 3,077 3,053,670
(LIBOR USD 3 Month + 3.25%),
4.26%, 12/02/26 ............... 86 85,233
31,170,430
Interactive Media & Services — 0.4%
(a)
Adevinta ASA, Facility Term Loan B2, (LIBOR
USD 3 Month + 2.75%), 3.76%
,
 06/26/28 3,010 2,960,800
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ..... 1,497 1,469,980
Camelot US Acquisition 1 Co., Term Loan,
10/30/26
(n)
..................... 6,692 6,621,078
11,051,858
Internet & Direct Marketing Retail — 0.1%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
11/08/27
(n)
..................... 2,969 2,949,930
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 4.75%
,
 02/12/27
(e)
......... 303 301,199
3,251,129
IT Services — 0.5%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
09/19/24
(n)
..................... 351 347,795
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.51%
,
 09/19/25 ................. 469 465,703
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 ................. 528 537,900
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 1,964 1,946,238
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (LIBOR USD 1 Month +
1.75%), 2.21%
,
 04/28/28 ........... 1,855 1,821,187
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.45%
,
 08/10/27 ................. 928 918,912
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 1 Month + 4.75%), 5.21%
,
 04/01/28 560 554,637
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.96%
,
 02/12/27 ........... 2,780 2,720,743
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
2.21%
,
 04/16/25 ................. 232 228,145
Trader Interactive LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 07/28/28
(e)
628 618,945
Security
Par (000)
Par (000) Value
IT Services (continued)
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 2.21%
,
 11/16/26 .... USD 425 $ 418,788
Venga Finance SARL, Term Loan, (LIBOR USD
1 Month + 0.00%), 12/04/28
(n)
........ 764 741,046
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 02/11/28
(e)
.... 492 487,110
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.71%
,
 03/31/28 .......... 810 798,977
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.46%
,
 02/02/26 243 241,785
12,847,911
Leisure Products — 0.0%
Fender Musical Instruments Corp., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.50%
,
 12/01/28
(a)
................ 612 605,839
Life Sciences Tools & Services — 0.9%
(a)
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 2.75%
,
 11/08/27 . 2,463 2,440,703
Catalent Pharma Solutions, Inc., Term Loan B3,
02/22/28
(e)(n)
.................... 2,214 2,208,226
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
02/04/27
(n)
..................... 5,173 5,147,846
ICON plc, Term Loan
 07/03/28
(n)
..................... 3,532 3,512,369
Iqvia, Inc., Term Loan B1, (LIBOR USD 1
Month + 1.75%), 2.21%
,
 03/07/24 ..... 58 57,614
Iqvia, Inc., Term Loan B3, 06/11/25
(n)
...... 1,490 1,479,197
Maravai Intermediate Holdings LLC, Term Loan
B, 10/19/27
(e)(n)
.................. 2,224 2,213,226
Phoenix Newco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%), 11/15/28
(n)
5,577 5,531,195
22,590,376
Machinery — 1.2%
(a)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 07/31/26
(n)
..... 2,241 2,216,984
ASP Blade Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 10/13/28 795 783,397
Clark Equipment Co., Term Loan, (LIBOR USD
3 Month + 2.25%), 3.26%
,
 05/18/24 .... 1,234 1,228,717
Columbus McKinnon Corp., Term Loan,
05/14/28
(n)
..................... 1,116 1,095,953
Filtration Group Corp., Term Loan, 10/21/28
(n)
2,471 2,440,470
Fluidra SA, Term Loan, 01/29/29
(n)
....... 1,118 1,107,735
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 3.25%
,
 03/31/27 .... 1,845 1,816,755
Husky Injection Molding Systems Ltd., Term
Loan, 03/28/25
(n)
................. 5,406 5,280,089
Ingersoll-Rand Services Co., Term Loan B1,
03/01/27
(n)
..................... 1,869 1,835,302
Madison IAQ LLC, Term Loan, 06/21/28
(n)
.. 6,017 5,921,356
SPX Flow, Inc., Term Loan, 03/16/29
(n)
..... 1,518 1,477,376
TK Elevator Midco GmbH, Facility Term Loan
B1, 07/30/27
(n)
................... 1,861 1,841,558
Vertiv Group Corp., Term Loan B, 03/02/27
(n)
4,946 4,815,957
Zurn LLC, 1st Lien Term Loan B, (LIBOR USD
1 Month + 2.25%), 2.75%
,
 10/04/28 .... 186 184,298
32,045,947

BlackRock Income Fund
Schedules of Investments
53
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Media — 1.1%
AVSC Holding Corp., 1st Lien Term Loan B1,
03/03/25
(a)(n)
.................... USD 3,370 $ 3,171,351
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26
(p)
................ 406 468,682
Cable One, Inc., Term Loan B4, 05/03/28
(a)(n)
1,500 1,476,000
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
2.21%
,
 04/30/25
(a)
................ 1,058 1,052,660
Clear Channel Outdoor Holdings, Inc., Term
Loan B, 08/21/26
(a)(n)
............... 6,090 5,980,796
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.50%),
3.96%
,
 12/17/26
(a)
................ 616 605,895
CSC Holdings LLC, Term Loan, (LIBOR USD 1
Month + 2.50%), 2.90%
,
 04/15/27
(a)
.... 2,174 2,132,743
DirectTV Financing LLC, Term Loan, 08/02/27
(a)
(n)
........................... 4,355 4,345,027
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.06%
,
 11/12/27
(a)
................ 974 960,203
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 01/07/28
(a)
397 394,171
Intelsat Jackson Holdings SA, Term Loan B,
(LIBOR USD 3 Month + 4.25%), 5.00% -
7.80%
,
 02/01/29
(a)
................ —
(o)
490
Learfield Communications LLC, 1st Lien Term
Loan, 12/01/23
(a)(n)
................ 2,256 2,141,329
Lions Gate Capital Holdings LLC, Term Loan B,
03/24/25
(a)(n)
.................... 1,497 1,473,432
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(a)(e)
.. 2,462 2,437,285
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.90%
,
 01/31/28
(a)
................ 603 594,859
Voyage Digital Ltd., Term Loan B, 03/03/29
(a)(e)(n)
1,126 1,103,480
28,338,403
Metals & Mining — 0.2%
(a)
Equinox Holdings, Inc., 1st Lien Term Loan B1,
03/08/24
(n)
..................... 5,120 4,802,278
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 03/16/27 ................. 1,103 1,082,543
5,884,821
Oil, Gas & Consumable Fuels — 0.5%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25
(e)
.......... 244 260,470
Freeport LNG investments LLLP, Term Loan B,
12/21/28
(n)
..................... 3,730 3,699,789
Lucid Energy Group II Borrower LLC, Term
Loan, 11/24/28
(n)
................. 3,356 3,324,406
Medallion Midland Acquisition LLC, Term Loan,
10/18/28
(n)
..................... 2,236 2,209,459
Oryx Midstream Services Permian Basin LLC,
Term Loan, 10/05/28
(n)
............. 3,353 3,323,053
12,817,177
Personal Products — 0.5%
(a)(n)
Rainbow Midco Ltd., Term Loan, 01/01/28 .. EUR 2,438 2,696,485
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, 10/01/26 ................ USD 9,280 9,210,883
11,907,368
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.7%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
05/04/25
(n)
..................... USD 2,626 $ 2,581,571
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.46%
,
 06/02/25 2,185 2,165,114
Bausch Health Cos., Inc., Term Loan B,
01/27/27
(n)
..................... 2,615 2,585,581
Elanco Animal Health, Inc., Term Loan,
08/01/27
(n)
..................... 1,877 1,844,842
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.46%
,
 11/15/27 ................. 255 250,857
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 05/05/28 2,157 2,146,815
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
7.50%
,
 11/01/29 ................. 719 690,240
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 3.56%
,
 06/02/28 ..... 1,837 1,825,613
Precision Medicine Group LLC, Delayed Draw
Term Loan, (LIBOR USD 3 Month + 0.00%),
11/18/27
(n)
..................... 287 281,457
Precision Medicine Group LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 11/18/27
(n)
2,722 2,665,519
17,037,609
Professional Services — 0.8%
(a)
AlixPartners LLP, Term Loan, 02/04/28
(n)
... 3,738 3,675,541
CoreLogic, Inc., 1st Lien Term Loan, 06/02/28
(n)
5,618 5,544,477
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.70%
,
 02/06/26 ................. 2,827 2,796,795
Dun & Bradstreet Corp. (The), Term Loan B2,
01/18/29
(e)(n)
.................... 2,770 2,742,685
Trans Union LLC, Term Loan B6, 12/01/28
(n)
. 5,147 5,102,333
19,861,831
Road & Rail — 0.2%
Uber Technologies, Inc., Term Loan, 02/25/27
(a)
(n)
........................... 4,428 4,405,389
Semiconductors & Semiconductor Equipment — 0.0%
(a)
ON Semiconductor Corp., Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.46%
,
 09/19/26 ................. 223 222,260
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 2.75%
,
 12/02/28 ..... 742 738,328
960,588
Software — 2.9%
(a)
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.73%
,
 02/12/25 ................. 2,446 2,432,476
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.76%
,
 10/02/25 1,843 1,830,003
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 3 Month + 2.25%),
3.26%
,
 09/21/28 ................. 1,537 1,520,239
Cloudera, Inc., 1st Lien Term Loan, 10/08/28
(n)
3,967 3,912,454
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 6.50%
,
 10/08/29
(e)
1,687 1,657,478
ConnectWise LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.00%
,
 09/29/28 ..... 1,440 1,428,867
Cornerstone OnDemand, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.25%
,
 10/16/28
(e)
................ 1,518 1,500,922

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
54
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Software (continued)
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 12/01/27 USD 1,534 $ 1,507,286
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 184 180,013
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 09/29/23 ..... —
(o)
2
Greeneden US Holdings I LLC, Term Loan,
12/01/27
(n)
..................... 8,507 8,485,759
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
5.25%
,
 03/11/28 ................. 1,624 1,606,753
Informatica LLC, Term Loan, 10/27/28
(n)
.... 5,590 5,525,898
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.27%
,
 10/30/28
(e)
909 904,455
Magenta Buyer LLC, 1st Lien Term Loan,
07/27/28
(n)
..................... 4,431 4,390,041
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
9.00%
,
 07/27/29 ................. 1,543 1,525,158
McAfee Corp., Term Loan B1, 03/01/29
(n)
... 3,722 3,689,432
MH Sub I LLC, 1st Lien Term Loan, 09/13/24
(n)
3,872 3,824,630
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.71%
,
 02/23/29 1,835 1,814,356
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 12/17/27 ................. 918 905,777
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.76%
,
 08/31/28 3,697 3,653,077
RealPage, Inc., 1st Lien Term Loan, 04/24/28
(n)
7,460 7,365,666
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.45%
,
 08/01/25 ................. 1,230 1,214,406
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.25%), 4.26%
,
 10/07/27 .... 3,066 3,031,838
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
2.21%
,
 04/16/25 ................. 188 185,165
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.71%
,
 03/03/28 ................. 2,755 2,745,141
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
4.21%, 05/04/26 ............... 3,190 3,161,138
(LIBOR USD 3 Month + 3.75%),
4.76%, 05/04/26 ............... 2,961 2,946,482
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 6.21%
,
 05/03/27 ..... 2,449 2,426,783
75,371,695
Specialty Retail — 0.9%
(a)
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.69%
,
 11/13/25 . 90 89,152
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.75%
,
 03/31/26 3,724 3,663,897
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, 05/04/28
(n)
.......... 3,343 3,317,619
MED ParentCo. LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.71%
,
 08/31/26 ................. 1,226 1,210,767
Optiv, Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 02/01/24
(n)
.......... 1,116 1,088,266
PetSmart LLC, Term Loan, 02/11/28
(n)
..... 5,567 5,544,117
Restoration Hardware, Inc., Term Loan,
10/20/28
(n)
..................... 1,871 1,834,074
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
SRS Distribution, Inc., Term Loan, 06/02/28
(n)
USD 6,311 $ 6,226,779
Woof Holdings, Inc., 1st Lien Term Loan,
12/21/27
(n)
..................... 1,492 1,479,391
24,454,062
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.46%
,
 07/23/26
(a)
................ 1,146 1,113,840
Textiles, Apparel & Luxury Goods — 0.1%
(a)(n)
Crocs, Inc., Term Loan, 02/20/29 ........ 1,895 1,845,598
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, 11/24/28 .............. 1,121 1,109,510
2,955,108
Trading Companies & Distributors — 0.4%
(a)
Beacon Roofing Supply, Inc., Term Loan,
05/19/28
(n)
..................... 1,539 1,513,865
Core & Main LP, Term Loan B, 07/27/28
(n)
.. 5,610 5,553,532
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.50%), 4.00%
,
 06/02/28 .... 1,186 1,168,972
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24 230 217,857
TMK Hawk Parent Corp., Term Loan B,
(LIBOR USD 1 Month + 0.00%), 0.00% -
4.50%
,
 08/28/24 ................. 742 629,175
9,083,401
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.50%
,
 09/22/28 ................. 671 661,771
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 09/21/29 ................. 274 271,775
933,546
Wireless Telecommunication Services — 0.2%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, 05/27/24
(n)
................ 2,723 2,587,164
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 04/30/28 ................. 1,004 994,859
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 ................. 672 663,588
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 2.21%
,
 04/11/25 . 1,049 1,035,105
5,280,716
Total Floating Rate Loan Interests — 28.4%
(Cost: $745,033,057) ............................. 739,511,907
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile, 3.63%
,
08/01/27
(d)
..................... 1,163 1,168,306
China — 0.0%
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20%
(a)
(d)(k)
.......................... 720 702,900

BlackRock Income Fund
Schedules of Investments
55
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Colombia — 0.1%
Ecopetrol SA
6.88%, 04/29/30 ................. USD 1,284 $ 1,349,484
5.88%, 05/28/45 ................. 190 165,628
1,515,112
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(d)
......... EUR 400 392,096
France — 0.1%
Electricite de France SA
(a)(d)(k)
(BPSWS13 + 4.23%), 6.00% ........ GBP 400 533,745
(EUR Swap Annual 5 Year + 3.37%), 2.87% EUR 400 411,445
(EUR Swap Annual 5 Year + 3.20%), 3.00% 200 205,209
(EUR Swap Annual 5 Year + 3.97%), 3.38% 400 397,697
1,548,096
Greece — 0.0%
Public Power Corp. SA, 3.38%
,
07/31/28
(d)
.. 170 170,853
India — 0.1%
(d)
Oil India Ltd., 5.13%
,
02/04/29 .......... USD 640 668,920
Power Finance Corp. Ltd., 3.95%
,
04/23/30 . 800 765,704
1,434,624
Indonesia — 0.1%
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25
(d)
................ 819 790,425
Pertamina Persero PT
(d)
4.30%, 05/20/23 ................. 569 577,642
4.18%, 01/21/50 ................. 200 184,850
1,552,917
Italy — 0.0%
(d)
Banca Monte dei Paschi di Siena SpA, 1.88%
,
01/09/26 ...................... EUR 152 152,176
Poste Italiane SpA, (EURIBOR Swap Rate 5
Year + 2.68%), 2.62%
(a)(k)
........... 725 698,978
851,154
Mexico — 0.0%
Comision Federal de Electricidad, 4.69%
,
05/15/29
(b)
..................... USD 650 641,387
Petroleos Mexicanos
6.50%, 03/13/27 ................. 461 466,417
5.35%, 02/12/28 ................. 140 132,370
1,240,174
Pakistan — 0.1%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(d)
......... 2,325 1,505,693
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................ 678 618,166
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 858 826,897
Empresa de Transmision Electrica SA, 5.13%
,
05/02/49
(d)
..................... 1,139 1,127,824
2,572,887
Peru — 0.0%
Petroleos del Peru SA, 4.75%
,
06/19/32
(d)
.. 643 571,788
Qatar — 0.0%
Qatar Energy, 3.13%
,
07/12/41
(d)
........ 900 821,250
Security
Par (000)
Par (000) Value
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
3.50%, 04/16/29
(d)
................ USD 1,181 $ 1,186,905
3.50%, 11/24/70
(b)
................ 760 642,200
1,829,105
United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC, 2.00%
,
04/29/28
(b)
..................... 455 423,719
Total Foreign Agency Obligations — 0.7%
(Cost: $20,222,083) .............................. 18,300,674
Foreign Government Obligations
Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk. PT, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.47%), 4.30%
(a)(d)(k)
... 1,015 926,299
Mongolia — 0.1%
State of Mongolia, 5.13%
,
04/07/26
(d)
..... 1,339 1,319,062
Oman — 0.1%
Oman Government Bond
(d)
4.75%, 06/15/26 ................. 797 799,989
5.38%, 03/08/27 ................. 497 509,425
1,309,414
Pakistan — 0.1%
Islamic Republic of Pakistan
(d)
6.00%, 04/08/26 ................. 1,785 1,392,496
7.38%, 04/08/31 ................. 1,990 1,462,869
8.88%, 04/08/51 ................. 1,045 721,165
3,576,530
Philippines — 0.0%
Republic of Philippines
3.23%, 03/29/27 ................. 225 228,094
3.56%, 09/29/32 ................. 450 461,862
4.20%, 03/29/47 ................. 275 286,687
976,643
Sri Lanka — 0.2%
Democratic Socialist Republic of Sri Lanka
(d)
6.85%, 03/14/24 ................. 1,659 813,093
6.35%, 06/28/24 ................. 819 401,400
6.85%, 11/03/25 ................. 200 99,022
6.83%, 07/18/26 ................. 1,218 586,391
6.20%, 05/11/27 ................. 2,382 1,125,757
7.85%, 03/14/29 ................. 800 378,088
7.55%, 03/28/30 ................. 2,408 1,138,045
4,541,796
Total Foreign Government Obligations — 0.5%
(Cost: $16,597,072) .............................. 12,649,744
Shares
Shares
Investment Companies
Invesco Senior Loan ETF ............. 91,531 1,992,630
iShares 0-5 Year High Yield Corporate Bond
ETF
(q)
........................ 530,200 23,307,592
iShares Floating Rate Bond ETF
(q)
....... 308,079 15,564,151
VanEck JP Morgan EM Local Currency Bond
ETF .......................... 846,706 22,852,595

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
56
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Western Midstream Partners LP ......... 3,216 $ 81,107
Total Investment Companies — 2.4%
(Cost: $68,449,856) .............................. 63,798,075
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust
Series 2006-OA11, Class A1B, (LIBOR USD
1 Month + 0.38%), 0.84%, 09/25/46
(a)
. USD 1,672 1,637,395
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 .................... 1,800 1,065,963
2,703,358
Commercial Mortgage-Backed Securities — 0.5%
BX Commercial Mortgage Trust, Series
2019-XL, Class G, (LIBOR USD 1 Month +
2.30%), 2.70%, 10/15/36
(a)(b)
......... 2,550 2,495,666
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class D, 2.79%, 04/10/49
(b)
. 1,000 844,349
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.18%, 10/10/36
(a)(b)
.... 1,000 877,913
CSAIL Commercial Mortgage Trust, Series
2019-C17, Class C, 3.93%, 09/15/52 ... 2,158 2,033,364
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, (LIBOR USD 1 Month + 0.00%),
3.53%, 10/10/34
(a)(b)
............... 990 953,452
GS Mortgage Securities Trust, Series 2015-
GC32, Class D, 3.35%, 07/10/48 ...... 220 192,541
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 2.94%, 12/10/41
(a)(b)
..... 1,886 1,577,792
JPMCC Commercial Mortgage Securities
Trust, Series 2017-JP5, Class D, 4.60%,
03/15/50
(a)(b)
.................... 104 93,869
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
.................. 310 288,562
Series 2015-C25, Class D, 3.07%, 10/15/48 650 583,219
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2019-3, Class M2, 3.28%, 10/25/49 2,631 2,512,116
Series 2019-3, Class M3, 3.38%, 10/25/49 785 738,132
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class C, 4.50%,
09/15/58
(a)
..................... 1,000 991,316
14,182,291
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.13%, 08/15/57 .......... 25,460 1,551,526
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class
XC, 0.75%, 08/15/49
(b)
............. 8,700 243,042
1,794,568
Total Non-Agency Mortgage-Backed Securities — 0.7%
(Cost: $19,595,621) .............................. 18,680,217
Security
Beneficial Interest
(000) Value
Other Interests
(r)
Capital Markets — 0.0%
Millennium Corp. Claim
(e)
.............. USD 811 $ —
Total Other Interests — 0.0%
(Cost: $0) .................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 1.2%
Banks — 0.6%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00%
(d)
.. EUR 1,200 1,385,578
Citigroup, Inc.
Series V, (SOFR + 3.23%), 4.70% ..... USD 10,975 10,508,562
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 4,190 4,022,400
JPMorgan Chase & Co.
Series FF, (SOFR + 3.38%), 5.00% .... 389 387,707
Series HH, (SOFR + 3.13%), 4.60% .... 180 173,475
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% ............. 520 498,446
16,976,168
Capital Markets — 0.0%
(a)(k)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... 718 644,850
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% 340 339,354
984,204
Consumer Finance — 0.3%
(a)(k)
Ally Financial, Inc., Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.70% ............. 7,350 6,918,628
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% 114 119,438
7,038,066
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(k)
........... 5,150 4,968,463
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(k)
..................... 169 164,564
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series G, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.31%), 7.13%
(a)(k)
........... 2,070 2,018,250
Total Capital Trusts — 1.2%
(Cost: $34,354,045) .............................. 32,149,715

BlackRock Income Fund
Schedules of Investments
57
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
x
Security
Shares
Shares Value
Preferred Stocks — 0.0%
Banks — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15-12/15/15,
cost $53,170)
(g)
.................. 57,545 $ 592
Total Preferred Stocks — 0.0%
(Cost: $56,330) ................................ 592
Total Preferred Securities — 1.2%
(Cost: $34,410,375) .............................. 32,150,307
Rights
Electric Utilities — 0.0%
Electricite de France SA (Expires 04/01/22) . 34,513 12,539
Total Rights — 0.0%
(Cost: $0) .................................... 12,539
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2018-DNA1,
Class B1, (LIBOR USD 1 Month + 3.15%),
3.61%, 07/25/30
(a)
................ USD 1,500 1,443,789
Total U.S. Government Sponsored Agency Securities — 0.1%
(Cost: $1,500,000) .............................. 1,443,789
U.S. Treasury Obligations
U.S. Treasury Notes
1.50%, 02/29/24 ................. 200,000 197,085,938
1.25%, 09/30/28 ................. 41,932 38,911,586
Total U.S. Treasury Obligations — 9.1%
(Cost: $239,049,113) ............................. 235,997,524
Shares
Shares
Warrants
Energy Equipment & Services — 0.0%
Afglobal UK Ltd. (Issued/exercisable 08/30/17,
1 share for 1 warrant, Expires 06/08/22,
Strike Price USD 1.00)
(f)
............ 897 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(f)
.... 495 7,123
Total Warrants — 0.0%
(Cost: $0) .................................... 7,123
Total Long-Term Investments — 92.9%
(Cost: $2,575,354,882) ........................... 2,418,114,144
Security
Shares
Shares Value
Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21%
(q)(s)
................. 249,700,072 $ 249,700,072
Total Short-Term Securities — 9.6%
(Cost: $249,700,072) ............................. 249,700,072
Total Options Purchased — 0.1%
(Cost: $6,249,951) .............................. 3,383,102
Total Investments Before Options Written — 102.6%
(Cost: $2,831,304,905 ) ........................... 2,671,197,318
Total Options Written — (0.0)%
(Premium Received — $(978,758)) ................... (463,301)
Total Investments Net of Options Written — 102.6%
(Cost: $2,830,326,147 ) ........................... 2,670,734,017
Liabilities in Excess of Other Assets — (2.6)% ............ (67,734,323)
Net Assets — 100.0% .............................. $ 2,602,999,694

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
58
Schedule of Investments
(unaudited) (continued)
March 31, 2022
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $229,053, representing less than 0.05% of its net assets as of period end, and an original cost of $329,497.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
Convertible security.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Zero-coupon bond.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Rounds to less than 1,000.
(p)
Fixed rate.
(q)
Affiliate of the Fund.
(r)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 518,858,639 $ — $ (269,158,567) $ — $ — $ 249,700,072 249,700,072 $ 29,849 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF ...... 24,230,140 — — — (922,548) 23,307,592 530,200 561,027 —
iShares Floating Rate Bond ETF 15,662,737 — — — (98,586) 15,564,151 308,079 30,342 —
$ — $ (1,021,134) $ 288,571,815 $ 621,218 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Income Fund
Schedules of Investments
59
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 463 06/21/22 $ 69,566 $ (669,587)
U.S. Treasury 2 Year Note .................................................... 1,966 06/30/22 416,362 (5,566,627)
3 Month SOFTR Interest Futures ............................................... 2,982 03/14/23 727,459 (9,884,227)
(16,120,441)
Short Contracts
Euro-Bobl ............................................................... 91 06/08/22 12,972 216,942
Euro-Bund .............................................................. 94 06/08/22 16,499 68,414
U.S. Treasury 10 Year Note ................................................... 3,853 06/21/22 473,016 12,298,479
U.S. Treasury 10 Year Ultra Note ............................................... 48 06/21/22 6,504 296,846
U.S. Treasury Ultra Bond .................................................... 4 06/21/22 709 3,003
Long Gilt ............................................................... 14 06/28/22 2,230 16,643
U.S. Treasury 5 Year Note .................................................... 15 06/30/22 1,718 33,986
12,934,313
$ (3,186,128)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 2,670,000 USD 2,949,996 Deutsche Bank AG 04/13/22 $ 4,430
EUR 104,490,000 USD 115,427,703 JPMorgan Chase Bank NA 04/13/22 193,282
EUR 72,670,000 USD 80,227,936 Morgan Stanley & Co. International plc 04/13/22 183,367
GBP 11,820,000 USD 15,523,097 Morgan Stanley & Co. International plc 04/13/22 3,080
GBP 22,270,000 USD 29,151,296 UBS AG 04/13/22 101,494
USD 89,034 EUR 80,000 Morgan Stanley & Co. International plc 04/13/22 512
USD 1,033,902 EUR 930,000 Standard Chartered Bank 04/13/22 4,832
USD 52,661 GBP 40,000 Morgan Stanley & Co. International plc 04/13/22 119
USD 79,126 GBP 60,000 UBS AG 04/13/22 313
SGD 546,035 USD 401,133 BNP Paribas SA 06/15/22 1,735
SGD 182,338 USD 133,970 Goldman Sachs International 06/15/22 560
493,724
EUR 610,000 USD 680,180 UBS AG 04/13/22 (5,199)
USD 1,268,440 CHF 1,180,000 Deutsche Bank AG 04/13/22 (8,913)
USD 14,934,556 EUR 13,520,000 Bank of America NA 04/13/22 (25,686)
USD 3,964,543 EUR 3,600,000 BNP Paribas SA 04/13/22 (18,953)
USD 25,749,556 EUR 23,420,000 JPMorgan Chase Bank NA 04/13/22 (165,302)
USD 450,447,926 EUR 409,260,000 Morgan Stanley & Co. International plc 04/13/22 (2,409,228)
USD 13,133 GBP 10,000 Bank of America NA 04/13/22 (3)
USD 73,859,462 GBP 56,450,000 Barclays Bank plc 04/13/22 (290,514)
USD 4,464,067 GBP 3,410,000 Morgan Stanley & Co. International plc 04/13/22 (15,144)
USD 535,888 SGD 728,373 Goldman Sachs International 06/15/22 (1,510)
(2,940,452)
$ (2,446,728)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
iShares China Large-Cap ETF ................... 6,212 04/14/22 USD 40.00 USD 19,860 $ 12,424
SPDR S&P Oil & Gas Exploration & Production ETF .... 6,395 04/14/22 USD 135.00 USD 86,045 2,781,825

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
60
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Xtrackers Harvest CSI 300 China A-Shares ETF ....... 17,540 04/14/22 USD 40.00 USD 58,040 $ 70,160
iShares China Large-Cap ETF ................... 17,915 05/20/22 USD 40.00 USD 57,274 116,447
EURO STOXX 50 Index ....................... 63 06/17/22 EUR 4,200.00 EUR 2,459 15,298
EURO STOXX Banks Price Index ................. 210 06/17/22 EUR 100.00 EUR 953 17,714
3,013,868
Put
SPDR S&P 500 ETF Trust ...................... 1,686 04/14/22 USD 440.00 USD 76,147 369,234
$ 3,383,102
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P Oil & Gas Exploration & Production ETF ..... 6,395 04/14/22 USD 150.00 USD 86,045 $ (377,305)
EURO STOXX 50 Index ........................ 63 06/17/22 EUR 4,400.00 EUR 2,459 (3,241)
EURO STOXX Banks Price Index .................. 210 06/17/22 EUR 110.00 EUR 953 (4,356)
(384,902)
Put
SPDR S&P 500 ETF Trust ....................... 1,686 04/14/22 USD 415.00 USD 76,147 (78,399)
$ (463,301)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.38.V1 ..... 5.00 % Quarterly 06/20/27 B- 28,825 $ 1,633,270 $ 1,344,012 $ 289,258
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 30 $ (469) $ (792) $ 323
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 NR EUR 310 (2,132) 40,170 (42,302)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 170 18,717 17,116 1,601
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 500 111 49,059 (48,948)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 470 105 41,300 (41,195)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 180 16,917 7,896 9,021
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB- EUR 160 15,037 12,615 2,422
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/26 B EUR 30 234 692 (458)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/26 B EUR 1,700 13,258 15,880 (2,622)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/26 B EUR 400 3,120 9,233 (6,113)

BlackRock Income Fund
Schedules of Investments
61
Schedule of Investments
(unaudited) (continued)
March 31, 2022
i
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5.00 % Quarterly
Goldman Sachs
International 12/20/26 B EUR 240 $ 1,872 $ (532) $ 2,404
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 B EUR 1,050 8,189 — 8,189
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B EUR 410 3,198 1,825 1,373
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 190 13,235 13,544 (309)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB- EUR 244 19,908 17,705 2,203
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB- EUR 360 29,408 14,986 14,422
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB- EUR 970 79,238 82,998 (3,760)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 603 33,713 46,842 (13,129)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 957 53,501 73,342 (19,841)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 569 (7,003) 23,426 (30,429)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 553 (6,808) 24,082 (30,890)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 1,080 (57,940) (71,375) 13,435
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 605 47,894 21,729 26,165
Telecom Italia SpA ..... 1.00 Quarterly
Credit Suisse
International 12/20/28 BB- EUR 1,160 (219,284) (157,790) (61,494)
$ 64,019 $ 283,951 $ (219,932)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 1,344,012 $ — $ 289,258 $ — $ —
OTC Swaps ..................................................... 514,440 (230,489) 81,558 (301,490) —
Options Written ................................................... N/A N/A 515,457 — (463,301)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
62
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 12,934,313 $ — $ 12,934,313
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 493,724 — — 493,724
Options purchased
Investments at value — unaffiliated
(b)
........... — — 3,383,102 — — — 3,383,102
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 289,258 — — — — 289,258
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 595,998 — — — — 595,998
$ — $ 885,256 $ 3,383,102 $ 493,724 $ 12,934,313 $ — $ 17,696,395
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 16,120,441 — 16,120,441
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 2,940,452 — — 2,940,452
Options written
Options written at value ..................... — — 463,301 — — — 463,301
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 531,979 — — — — 531,979
$ — $ 531,979 $ 463,301 $ 2,940,452 $ 16,120,441 $ — $ 20,056,173
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended March 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 52,065 $ — $ (10,148,031) $ — $ (10,095,966)
Forward foreign currency exchange contracts .... — — — 45,985,853 — — 45,985,853
Options purchased
(a)
.................... — — (4,516,767) (991,438) (136,190) — (5,644,395)
Options written ........................ — — 2,195,672 — 16,610 — 2,212,282
Swaps .............................. — (48,946) — — — — (48,946)
$ — $ (48,946) $ (2,269,030) $ 44,994,415 $ (10,267,611) $ — $ 32,408,828
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — — — (912,445) — (912,445)
Forward foreign currency exchange contracts .... — — — (14,284,205) — — (14,284,205)
Options purchased
(b)
.................... — — (2,637,114) 677,508 — — (1,959,606)
Options written ........................ — — 303,247 — — — 303,247
Swaps .............................. — 258,628 — — — — 258,628
$ — $ 258,628 $ (2,333,867) $ (13,606,697) $ (912,445) $ — $ (16,594,381)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

BlackRock Income Fund
Schedules of Investments
63
Schedule of Investments
(unaudited) (continued)
March 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 999,930,375
Average notional value of contracts — short ................................................................................. $ 315,813,276
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 659,005,359
Average amounts sold — in USD ........................................................................................ $ 123,275,173
Options
Average value of option contracts purchased ................................................................................ $ 1,992,116
Average value of option contracts written ................................................................................... $ 262,612
Credit default swaps
Average notional value — sell protection ................................................................................... $ 56,855,463
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 966,692 $ 1,162,875
Forward foreign currency exchange contracts ................................................................. 493,724 2,940,452
Options
(a)
......................................................................................... 3,383,102 463,301
Swaps — centrally cleared .............................................................................. — 5,162
Swaps — OTC
(b)
.................................................................................... 595,998 531,979
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 5,439,516 $ 5,103,769
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(4,349,794) (1,631,338)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,089,722 $ 3,472,431
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 692 $ (692) $ — $ — $ —
Barclays Bank plc ................................ 23,749 (23,749) — — —
BNP Paribas SA ................................. 1,735 (1,735) — — —
Citibank NA .................................... 25,113 (8,735) — — 16,378
Credit Suisse International .......................... 188,162 (188,162) — — —
Deutsche Bank AG ............................... 4,430 (4,430) — — —
Goldman Sachs International ........................ 65,895 (2,042) — — 63,853
JPMorgan Chase Bank NA .......................... 442,861 (259,205) — — 183,656
Morgan Stanley & Co. International plc .................. 230,446 (230,446) — — —
Standard Chartered Bank ........................... 4,832 — — — 4,832
UBS AG ...................................... 101,807 (5,199) — — 96,608
$ 1,089,722 $ (724,395) $ — $ — $ 365,327

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
64
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA .............................. $ 26,147 $ (692) $ — $ — $ 25,455
Barclays Bank plc ................................ 321,735 (23,749) — — 297,986
BNP Paribas SA ................................. 18,953 (1,735) — — 17,218
Citibank NA .................................... 8,735 (8,735) — — —
Credit Suisse International .......................... 354,828 (188,162) — — 166,666
Deutsche Bank AG ............................... 8,913 (4,430) — — 4,483
Goldman Sachs International ........................ 2,042 (2,042) — — —
JPMorgan Chase Bank NA .......................... 259,205 (259,205) — — —
Morgan Stanley & Co. International plc .................. 2,466,674 (230,446) — — 2,236,228
UBS AG ...................................... 5,199 (5,199) — — —
$ 3,472,431 $ (724,395) $ — $ — $ 2,748,036
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 253,019,004 $ 1,000,000 $ 254,019,004
Common Stocks
Banks ............................................... — 892,622 — 892,622
Building Products ....................................... 5,812 — — 5,812
Chemicals ............................................ 384,879 — — 384,879
Commercial Services & Supplies ............................. — — 178 178
Communications Equipment ................................ 41,819 — — 41,819
Construction & Engineering ................................ 31,900 — — 31,900
Diversified Telecommunication Services ........................ 398,568 — — 398,568
Electric Utilities ........................................ — 323,946 — 323,946
Electrical Equipment ..................................... 137,244 228,461 — 365,705
Equity Real Estate Investment Trusts (REITs) .................... 1,223,672 — — 1,223,672
Hotels, Restaurants & Leisure .............................. 108,551 — — 108,551
IT Services ........................................... 140,938 — — 140,938
Life Sciences Tools & Services .............................. 523,455 — — 523,455
Machinery ............................................ — 283 — 283
Marine .............................................. — — — —
Media ............................................... 143,801 370,425 — 514,226
Metals & Mining ........................................ 345,618 — — 345,618
Oil, Gas & Consumable Fuels ............................... 3,378,698 — — 3,378,698
Professional Services .................................... — 311,944 — 311,944
Road & Rail ........................................... 204,054 — — 204,054
Software ............................................. 200,552 — — 200,552
Corporate Bonds
Aerospace & Defense .................................... — 10,058,645 — 10,058,645
Airlines .............................................. — 16,982,483 — 16,982,483
Auto Components ...................................... — 24,045,522 — 24,045,522
Automobiles .......................................... — 18,676,018 — 18,676,018
Banks ............................................... — 139,573,687 — 139,573,687
Beverages ........................................... — 6,840,712 — 6,840,712
Biotechnology ......................................... — 4,288,436 — 4,288,436

BlackRock Income Fund
Schedules of Investments
65
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Building Products ....................................... $ — $ 5,342,480 $ — $ 5,342,480
Capital Markets ........................................ — 73,209,388 — 73,209,388
Chemicals ............................................ — 20,682,477 — 20,682,477
Commercial Services & Supplies ............................. — 13,702,287 — 13,702,287
Communications Equipment ................................ — 4,371,183 — 4,371,183
Construction & Engineering ................................ — 6,081,909 — 6,081,909
Construction Materials .................................... — 1,667,513 — 1,667,513
Consumer Finance ...................................... — 21,894,690 — 21,894,690
Containers & Packaging .................................. — 12,565,108 — 12,565,108
Distributors ........................................... — 148,344 — 148,344
Diversified Consumer Services .............................. — 1,655,834 — 1,655,834
Diversified Financial Services ............................... — 6,955,189 — 6,955,189
Diversified Telecommunication Services ........................ — 52,704,213 — 52,704,213
Electric Utilities ........................................ — 25,012,777 — 25,012,777
Electrical Equipment ..................................... — 2,494,806 — 2,494,806
Electronic Equipment, Instruments & Components ................. — 1,736,854 — 1,736,854
Energy Equipment & Services .............................. — 4,345,751 — 4,345,751
Entertainment ......................................... — 13,907,653 — 13,907,653
Equity Real Estate Investment Trusts (REITs) .................... — 22,323,857 — 22,323,857
Food & Staples Retailing .................................. — 6,455,562 — 6,455,562
Food Products ......................................... — 10,549,117 — 10,549,117
Gas Utilities ........................................... — 102,187 — 102,187
Health Care Equipment & Supplies ........................... — 3,326,817 — 3,326,817
Health Care Providers & Services ............................ — 24,913,859 — 24,913,859
Health Care Technology .................................. — 377,120 — 377,120
Hotels, Restaurants & Leisure .............................. — 43,810,622 — 43,810,622
Household Durables ..................................... — 11,735,114 — 11,735,114
Household Products ..................................... — 826,783 — 826,783
Independent Power and Renewable Electricity Producers ............ — 3,721,366 — 3,721,366
Industrial Conglomerates .................................. — 2,736,696 — 2,736,696
Insurance ............................................ — 20,388,482 — 20,388,482
Interactive Media & Services ............................... — 1,101,117 — 1,101,117
Internet & Direct Marketing Retail ............................ — 9,718,898 — 9,718,898
IT Services ........................................... — 11,729,176 — 11,729,176
Leisure Products ....................................... — 578,779 — 578,779
Life Sciences Tools & Services .............................. — 592,240 — 592,240
Machinery ............................................ — 6,220,676 — 6,220,676
Marine .............................................. — 1,565,156 — 1,565,156
Media ............................................... — 53,615,866 — 53,615,866
Metals & Mining ........................................ — 21,102,934 — 21,102,934
Mortgage Real Estate Investment Trusts (REITs) .................. — 244,461 — 244,461
Multiline Retail ......................................... — 2,004,927 — 2,004,927
Multi-Utilities .......................................... — 5,361,025 — 5,361,025
Oil, Gas & Consumable Fuels ............................... — 68,983,648 — 68,983,648
Paper & Forest Products .................................. — 1,194,037 — 1,194,037
Personal Products ...................................... — 1,252,487 — 1,252,487
Pharmaceuticals ....................................... — 14,505,083 — 14,505,083
Professional Services .................................... — 4,092,944 — 4,092,944
Real Estate Management & Development ....................... — 64,523,616 — 64,523,616
Road & Rail ........................................... — 8,099,289 — 8,099,289
Semiconductors & Semiconductor Equipment .................... — 12,171,133 — 12,171,133
Software ............................................. — 13,999,373 — 13,999,373
Specialty Retail ........................................ — 25,466,627 — 25,466,627
Technology Hardware, Storage & Peripherals .................... — 37,238 — 37,238
Textiles, Apparel & Luxury Goods ............................ — 4,355,276 — 4,355,276
Thrifts & Mortgage Finance ................................ — 3,998,695 — 3,998,695
Tobacco ............................................. — 4,502,695 — 4,502,695
Trading Companies & Distributors ............................ — 1,871,704 — 1,871,704
Transportation Infrastructure ............................... — 10,679,694 — 10,679,694
Water Utilities ......................................... — 375,991 — 375,991
Wireless Telecommunication Services ......................... — 37,989,495 — 37,989,495
Floating Rate Loan Interests
Aerospace & Defense .................................... — 23,394,685 — 23,394,685
Air Freight & Logistics .................................... — 729,489 — 729,489
Airlines .............................................. — 16,076,651 — 16,076,651
Auto Components ...................................... — 13,863,497 — 13,863,497

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
66
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Automobiles .......................................... $ — $ 2,131,665 $ — $ 2,131,665
Beverages ........................................... — 6,423,370 — 6,423,370
Building Products ....................................... — 8,747,239 — 8,747,239
Capital Markets ........................................ — 4,204,807 — 4,204,807
Chemicals ............................................ — 16,645,369 2,589,722 19,235,091
Commercial Services & Supplies ............................. — 27,278,461 702,971 27,981,432
Communications Equipment ................................ — 2,652,352 — 2,652,352
Construction & Engineering ................................ — 2,685,444 — 2,685,444
Construction Materials .................................... — 5,634,873 — 5,634,873
Containers & Packaging .................................. — 15,297,900 2,212,031 17,509,931
Distributors ........................................... — 1,475,558 — 1,475,558
Diversified Consumer Services .............................. — 19,854,059 — 19,854,059
Diversified Financial Services ............................... — 67,605,073 5,408,903 73,013,976
Diversified Telecommunication Services ........................ — 19,432,277 — 19,432,277
Electric Utilities ........................................ — 578,836 — 578,836
Electrical Equipment ..................................... — 5,785,561 — 5,785,561
Electronic Equipment, Instruments & Components ................. — — 1,861,783 1,861,783
Entertainment ......................................... — 16,214,670 — 16,214,670
Equity Real Estate Investment Trusts (REITs) .................... — 1,970,844 — 1,970,844
Food & Staples Retailing .................................. — 3,029,430 — 3,029,430
Food Products ......................................... — 23,257,071 — 23,257,071
Health Care Equipment & Supplies ........................... — 3,683,094 653,092 4,336,186
Health Care Providers & Services ............................ — 27,764,436 1,165,898 28,930,334
Health Care Technology .................................. — 11,761,703 — 11,761,703
Hotels, Restaurants & Leisure .............................. — 25,945,249 61,897 26,007,146
Household Durables ..................................... — 8,105,214 — 8,105,214
Household Products ..................................... — 3,348,118 — 3,348,118
Independent Power and Renewable Electricity Producers ............ — 2,213,583 — 2,213,583
Industrial Conglomerates .................................. — 3,095,988 — 3,095,988
Insurance ............................................ — 31,170,430 — 31,170,430
Interactive Media & Services ............................... — 11,051,858 — 11,051,858
Internet & Direct Marketing Retail ............................ — 2,949,930 301,199 3,251,129
IT Services ........................................... — 11,741,856 1,106,055 12,847,911
Leisure Products ....................................... — 605,839 — 605,839
Life Sciences Tools & Services .............................. — 18,168,924 4,421,452 22,590,376
Machinery ............................................ — 32,045,947 — 32,045,947
Media ............................................... — 24,797,638 3,540,765 28,338,403
Metals & Mining ........................................ — 5,884,821 — 5,884,821
Oil, Gas & Consumable Fuels ............................... — 12,556,707 260,470 12,817,177
Personal Products ...................................... — 11,907,368 — 11,907,368
Pharmaceuticals ....................................... — 17,037,609 — 17,037,609
Professional Services .................................... — 17,119,146 2,742,685 19,861,831
Road & Rail ........................................... — 4,405,389 — 4,405,389
Semiconductors & Semiconductor Equipment .................... — 960,588 — 960,588
Software ............................................. — 71,308,840 4,062,855 75,371,695
Specialty Retail ........................................ — 24,454,062 — 24,454,062
Technology Hardware, Storage & Peripherals .................... — 1,113,840 — 1,113,840
Textiles, Apparel & Luxury Goods ............................ — 2,955,108 — 2,955,108
Trading Companies & Distributors ............................ — 9,083,401 — 9,083,401
Transportation Infrastructure ............................... — 933,546 — 933,546
Wireless Telecommunication Services ......................... — 5,280,716 — 5,280,716
Foreign Agency Obligations ................................. — 18,300,674 — 18,300,674
Foreign Government Obligations .............................. — 12,649,744 — 12,649,744
Investment Companies .................................... 63,798,075 — — 63,798,075
Non-Agency Mortgage-Backed Securities ........................ — 18,680,217 — 18,680,217
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 32,149,715 — 32,149,715
Rights ................................................ — 12,539 — 12,539
U.S. Government Sponsored Agency Securities .................... — 1,443,789 — 1,443,789
U.S. Treasury Obligations ................................... — 235,997,524 — 235,997,524
Warrants .............................................. 7,123 — — 7,123
Short-Term Securities ....................................... 249,700,072 — — 249,700,072
Options Purchased
Equity contracts .......................................... 3,383,102 — — 3,383,102

BlackRock Income Fund
Schedules of Investments
67
Schedule of Investments
(unaudited) (continued)
March 31, 2022
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. $ — $ (947) $ — $ (947)
$ 324,157,933 $ 2,314,945,890 $ 32,091,956 $ 2,671,195,779
Investments valued at NAV
(b)
...................................... 592
$ —
$ 2,671,196,371
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 370,816 $ — $ 370,816
Foreign currency exchange contracts ............................ — 493,724 — 493,724
Interest rate contracts ....................................... 12,934,313 — — 12,934,313
Liabilities
Credit contracts ........................................... — (301,490) — (301,490)
Equity contracts ........................................... (463,301) — — (463,301)
Foreign currency exchange contracts ............................ — (2,940,452) — (2,940,452)
Interest rate contracts ....................................... (16,120,441) — — (16,120,441)
$ (3,649,429) $ (2,377,402) $ — $ (6,026,831)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Floating
Rate
Loan
Interests Total
Investments
Assets
Opening balance, as of September 30, 2021 ................................................................ $ 1,225,343 $ 160 $ 28,737,191 $ 29,962,694
Transfers into Level 3 .............................................................................. — — 12,340,129 12,340,129
Transfers out of Level 3 ............................................................................. (1,225,343) — (18,939,880) (20,165,223)
Accrued discounts/premiums .......................................................................... — — 14,169 14,169
Net realized loss .................................................................................. — — (2,762) (2,762)
Net change in unrealized appreciation (depreciation)
(a)(b)
........................................................ — 18 (260,562) (260,544)
Purchases ...................................................................................... 1,000,000 — 22,783,074 23,783,074
Sales ......................................................................................... — — (13,579,581) (13,579,581)
Closing balance, as of March 31, 2022 ...................................................................
$ 1,000,000 $ 178 $ 31,091,778 $ 32,091,956
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022
(b)
............................
$ — $ 18 $ (257,952) $ (257,934)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
68
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.71%, 08/15/30
(b)
.......... USD 5,800 $ 5,773,009
Mosaic Solar Loan Trust, Series 2019-2A,
Class A, 2.88%, 09/20/40 ........... 107 103,855
Total Asset-Backed Securities — 1.0%
(Cost: $5,907,065) .............................. 5,876,864
Corporate Bonds
Oil, Gas & Consumable Fuels — 0.0%
EIG Pearl Holdings SARL, 4.39%, 11/30/46
(a)
257 240,295
Total Corporate Bonds — 0.0%
(Cost: $257,000) ................................ 240,295
Foreign Agency Obligations
Mexico — 0.1%
Petroleos Mexicanos
7.19%, 09/12/24 ................. MXN 12 57,734
6.84%, 01/23/30 ................. USD 109 108,183
6.70%, 02/16/32 ................. 423 401,850
567,767
Total Foreign Agency Obligations — 0.1%
(Cost: $591,747) ................................ 567,767
Foreign Government Obligations
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 ....... 200 205,400
China — 0.2%
People's Republic of China
2.85%, 06/04/27 ................. CNY 3,500 555,119
3.01%, 05/13/28 ................. 1,830 291,349
846,468
Colombia — 0.0%
Republic of Colombia, 4.50%
,
03/15/29 .... USD 222 213,647
Indonesia — 0.0%
Republic of Indonesia
8.38%, 03/15/34 ................. IDR 1,331,000 101,568
7.50%, 06/15/35 ................. 1,321,000 94,413
195,981
Mexico — 0.1%
United Mexican States, 4.40%
,
02/12/52 ... USD 235 216,318
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(c)(d)
... RUB 13,152 4,856
Total Foreign Government Obligations — 0.3%
(Cost: $1,796,363) .............................. 1,682,670
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 10.7%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 1.19%, 09/15/34
(a)(b)
......... USD 2,760 2,746,568
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class A, (LIBOR USD 1
Month + 0.85%), 1.25%, 09/15/34
(a)(b)
... 427 421,628
BANK, Series 2022-BNK40, Class A4, 3.51%,
03/15/64
(b)
..................... 500 503,459
Benchmark Mortgage Trust, Series 2022-B33,
Class A5, 3.46%, 03/15/55 .......... 1,214 1,225,554
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BFLD Trust
(a)(b)
Series 2019-DPLO, Class A, (LIBOR USD 1
Month + 1.09%), 1.49%, 10/15/34 ... USD 45 $ 44,633
Series 2020-EYP, Class A, (LIBOR USD 1
Month + 1.15%), 1.55%, 10/15/35 ... 1,984 1,961,754
BMO Mortgage Trust, Series 2022-C1, Class
A5, 3.37%, 02/15/55 .............. 71 70,595
BPR Trust, Series 2021-TY, Class A, (LIBOR
USD 1 Month + 1.05%), 1.45%, 09/15/38
(a)(b)
1,526 1,503,073
BX Commercial Mortgage Trust
(a)
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 1.32%, 10/15/36
(b)
.. 1,295 1,289,098
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.85%, 10/15/36
(b)
.. 2,720 2,694,342
Series 2020-FOX, Class B, (LIBOR USD 1
Month + 1.35%), 1.75%, 11/15/32
(b)
.. 1,791 1,774,147
Series 2020-VIV4, Class A, 2.84%, 03/09/44 3,490 3,264,939
Series 2021-CIP, Class A, (LIBOR USD 1
Month + 0.92%), 1.32%, 12/15/38
(b)
.. 2,560 2,518,344
Series 2021-VINO, Class A, (LIBOR USD 1
Month + 0.65%), 1.05%, 05/15/38
(b)
.. 1,470 1,433,198
BX Trust
(a)
Series 2018-BILT, Class A, (LIBOR USD 1
Month + 0.80%), 1.20%, 05/15/30
(b)
.. 282 278,098
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 3,955 3,818,022
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 1.60%, 01/15/34
(b)
.. 450 435,305
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 1.68%, 06/15/23
(b)
.. 780 770,516
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(a)
..................... 810 758,597
CHT Mortgage Trust, Series 2017-CSMO,
Class A, (LIBOR USD 1 Month + 0.93%),
1.33%, 11/15/36
(a)(b)
............... 460 458,272
Citigroup Commercial Mortgage Trust
Series 2016-P6, Class B, 4.17%, 12/10/49
(b)
735 733,660
Series 2020-420K, Class B, 2.86%,
11/10/42
(a)
................... 100 91,484
Commercial Mortgage Trust
Series 2017-COR2, Class AM, 3.80%,
09/10/50 .................... 297 297,947
Series 2017-PANW, Class A, 3.24%,
10/10/29
(a)
................... 4,050 3,985,802
Series 2019-521F, Class B, (LIBOR USD 1
Month + 1.10%), 1.50%, 06/15/34
(a)(b)
. 923 906,114
Credit Suisse Mortgage Capital Certificates
(a)
Series 2019-ICE4, Class A, (LIBOR USD 1
Month + 0.98%), 1.38%, 05/15/36
(b)
.. 311 309,321
Series 2020-NET, Class A, 2.26%, 08/15/37 951 904,927
Series 2021-980M, Class A, 2.39%,
07/15/31 .................... 600 567,047
CSAIL Commercial Mortgage Trust
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(b)
................... 658 673,599
Series 2018-CX12, Class A4, 4.22%,
08/15/51
(b)
................... 290 300,260
Series 2019-C16, Class A3, 3.33%,
06/15/52 .................... 2,205 2,171,585
CSMC Trust, Series 2021-BHAR, Class A,
(LIBOR USD 1 Month + 1.15%), 1.55%,
11/15/38
(a)(b)
.................... 1,170 1,168,287
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, (LIBOR USD 1 Month +
0.80%), 1.20%, 02/15/38
(a)(b)
......... 630 619,274

BlackRock U.S. Government Bond Portfolio
Schedules of Investments
69
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Great Wolf Trust, Series 2019-WOLF, Class
A, (LIBOR USD 1 Month + 1.03%), 1.43%,
12/15/36
(a)(b)
.................... USD 1,907 $ 1,881,855
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2020-TWN3, Class A, (LIBOR USD 1
Month + 2.00%), 2.40%, 11/15/37 ... 3,800 3,796,565
Series 2021-DM, Class A, (LIBOR USD 1
Month + 0.89%), 1.28%, 11/15/36 ... 2,185 2,138,775
Series 2021-STAR, Class A, (LIBOR USD 1
Month + 0.95%), 1.35%, 12/15/36 ... 1,770 1,752,136
GS Mortgage Securities Trust, Series 2012-
GCJ9, Class C, 4.45%, 11/10/45
(a)(b)
.... 200 200,540
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 1.55%,
05/15/38
(a)(b)
.................... 100 99,123
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(a)(b)
.... 526 488,670
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2020-609M, Class A, (LIBOR USD 1
Month + 1.37%), 1.77%, 10/15/33 ... 1,400 1,375,357
Series 2020-609M, Class D, (LIBOR USD 1
Month + 2.77%), 3.17%, 10/15/33 ... 400 387,200
Series 2020-MKST, Class B, (LIBOR USD 1
Month + 1.05%), 1.45%, 12/15/36 ... 986 972,694
Series 2022-ACB, Class A, (SOFR30A +
1.40%), 1.45%, 03/15/39 ......... 1,080 1,077,626
KKR Industrial Portfolio Trust, Series 2021-
KDIP, Class B, (LIBOR USD 1 Month +
0.80%), 1.20%, 12/15/37
(a)(b)
......... 105 102,692
Med Trust, Series 2021-MDLN, Class A,
(LIBOR USD 1 Month + 0.95%), 1.35%,
11/15/38
(a)(b)
.................... 1,940 1,906,509
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class A, (TSFR1M +
1.07%), 1.37%, 12/15/34
(a)(b)
......... 250 249,815
Morgan Stanley Capital I Trust
(b)
Series 2018-H3, Class B, 4.62%, 07/15/51 533 548,380
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.30%, 07/15/35
(a)
.. 1,480 1,461,388
MSCG Trust, Series 2018-SELF, Class A,
(LIBOR USD 1 Month + 0.90%), 1.30%,
10/15/37
(a)(b)
.................... 709 703,649
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (TSFR1M + 1.40%), 1.45%,
03/15/39
(a)(b)
.................... 3,030 3,016,711
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, (LIBOR USD 1
Month + 1.20%), 1.60%, 05/15/31
(a)(b)
... 2,180 2,155,550
65,014,684
Interest Only Commercial Mortgage-Backed Securities — 0.7%
(b)
Arbor Multifamily Mortgage Securities Trust
(a)
Series 2020-MF1, Class XA, 0.97%,
05/15/53 .................... 998 60,881
Series 2021-MF3, Class XA, 0.74%,
10/15/54 .................... 1,463 73,358
BANK
Series 2020-BN29, Class XA, 1.35%,
11/15/53 .................... 2,760 244,427
Series 2021-BN33, Class XA, 1.06%,
05/15/64 .................... 9,655 682,805
Benchmark Mortgage Trust
Series 2020-B20, Class XA, 1.62%,
10/15/53 .................... 11,032 1,031,945
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2020-B21, Class XA, 1.46%,
12/17/53 .................... USD 2,724 $ 257,035
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class XA, 0.56%,
11/15/51 .................... 3,054 93,743
Series 2019-C16, Class XA, 1.56%,
06/15/52 .................... 10,176 894,391
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.48%, 10/15/52 ...... 7,633 641,933
Wells Fargo Commercial Mortgage Trust,
Series 2021-C59, Class XA, 1.55%,
04/15/54 ...................... 2,482 248,913
4,229,431
Total Non-Agency Mortgage-Backed Securities — 11.4%
(Cost: $71,307,281) .............................. 69,244,115
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.7%
Federal Home Loan Bank, 4.00%, 04/10/28 . 4,100 4,413,894
Collateralized Mortgage Obligations — 0.7%
Federal National Mortgage Association
Series 2011-8, Class ZA, 4.00%, 02/25/41 894 907,051
Series 2014-27, Class VC, 4.00%, 05/25/31 2,088 2,094,074
Government National Mortgage
Association, Series 2016-123, Class LM,
3.00%, 09/20/46 ................. 500 483,724
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.79%, 07/20/39
(b)
............. 722 788,959
4,273,808
Interest Only Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Association
Series 2020-32, 4.00%, 05/25/50 ...... 1,666 276,233
Series 2020-32, Class PI, 4.00%, 05/25/50 1,721 284,313
Government National Mortgage Association
Series 2020-115, Class IM,
3.50%, 08/20/50
(f)
.............. 1,880 289,060
Series 2020-146, Class DI, 2.50%, 10/20/50 2,681 322,300
Series 2020-162, Class TI, 2.50%, 10/20/50 4,637 555,885
Series 2020-175, Class DI, 2.50%, 11/20/50 917 110,303
Series 2020-185, Class MI, 2.50%, 12/20/50 3,232 427,634
2,265,728
Interest Only Commercial Mortgage-Backed Securities — 0.8%
(b)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K094, Class X1, 0.88%, 06/25/29 . 2,796 150,545
Series K105, Class X1, 1.52%, 01/25/30 . 9,010 887,746
Series K109, Class X1, 1.58%, 04/25/30 . 1,897 195,711
Series K110, Class X1, 1.70%, 04/25/30 . 794 86,613
Series K113, Class X1, 1.39%, 06/25/30 . 3,200 296,334
Series K115, Class X1, 1.33%, 06/25/30 . 3,905 349,999
Series K116, Class X1, 1.43%, 07/25/30 . 1,407 133,209
Series K119, Class X1, 0.93%, 09/25/30 . 2,361 152,046
Series K120, Class X1, 1.04%, 10/25/30 . 11,387 808,573
Series K122, Class X1, 0.88%, 11/25/30 . 3,430 210,633
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.56%, 01/25/58 .......... 3,263 525,623
Government National Mortgage Association
Variable Rate Notes
Series 2005-9, 0.30%, 01/16/45 ....... 797 8

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
70
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2005-50, 0.36%, 06/16/45 ...... USD 1,487 $ 8,134
Series 2006-30, 2.73%, 05/16/46 ...... 289 3
Series 2016-22, 0.72%, 11/16/55 ...... 13,378 383,070
Series 2016-45, 0.81%, 02/16/58 ...... 5,035 208,182
Series 2016-151, 0.91%, 06/16/58 ..... 4,830 219,385
Series 2017-30, 0.54%, 08/16/58 ...... 2,418 77,837
Series 2017-61, 0.77%, 05/16/59 ...... 2,029 92,429
Series 2017-64, 0.74%, 11/16/57 ...... 1,527 71,916
4,857,996
Mortgage-Backed Securities — 66.2%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 .......... 1,097 1,087,458
3.00%, 09/01/27 - 12/01/46 .......... 1,890 1,895,967
3.50%, 04/01/42 - 01/01/48 .......... 1,470 1,498,183
4.00%, 08/01/40 - 12/01/45 .......... 1,341 1,400,336
4.50%, 02/01/39 - 08/01/48 .......... 1,652 1,749,993
5.00%, 04/01/36 - 11/01/48 .......... 695 750,332
5.50%, 06/01/41 ................. 616 679,626
Federal National Mortgage Association
3.50%, 11/01/46 ................. 1,010 1,023,715
4.00%, 01/01/41 ................. 30 31,026
Government National Mortgage Association
2.00%, 08/20/50 - 11/20/50 .......... 4,056 3,875,846
2.00%, 04/15/52 - 05/15/52
(e)
......... 9,172 8,724,818
2.50%, 10/20/51 - 01/20/52 .......... 8,364 8,120,451
2.50%, 04/15/52 - 05/15/52
(e)
......... 17,328 16,802,230
3.00%, 02/15/45 - 11/20/51 .......... 20,713 20,750,011
3.00%, 04/15/52
(e)
................ 9,632 9,518,749
3.50%, 01/15/42 - 02/20/52 .......... 19,532 19,857,230
3.50%, 04/15/52
(e)
................ 2,648 2,662,002
4.00%, 04/20/39 - 01/20/52 .......... 14,857 15,337,663
4.50%, 12/20/39 - 08/20/50 .......... 2,961 3,141,105
4.50%, 04/15/52
(e)
................ 175 180,906
5.00%, 12/15/38 - 07/20/41 .......... 1,292 1,418,781
7.00%, 06/15/23 - 11/15/23 .......... —
(g)
11
Uniform Mortgage-Backed Securities
1.50%, 04/25/37 - 04/25/52
(e)
......... 18,255 16,670,625
1.50%, 11/01/41 - 12/01/41 .......... 8,363 7,580,511
2.00%, 10/01/31 - 02/01/52 .......... 61,948 57,681,305
2.00%, 04/25/37 - 05/25/52
(e)
......... 10,359 10,005,837
2.50%, 04/01/30 - 02/01/52 .......... 47,268 45,545,253
2.50%, 04/25/37 - 05/25/52
(e)
......... 13,157 12,554,402
2.50%, 01/01/52
(h)
................ 14,946 14,279,222
3.00%, 04/01/28 - 08/01/50 .......... 17,761 17,667,543
3.00%, 04/25/37 - 04/25/52
(e)
......... 16,064 15,713,212
3.50%, 11/01/28 - 03/01/52 .......... 19,330 19,585,066
3.50%, 04/25/52 - 05/25/52
(e)
......... 15,393 15,411,525
4.00%, 09/01/33 - 05/01/52 .......... 13,095 13,554,609
4.00%, 04/25/52 - 05/25/52
(e)
......... 21,822 22,244,306
4.50%, 02/01/25 - 07/01/48 .......... 3,677 3,887,363
5.00%, 11/01/32 - 05/01/49 .......... 1,049 1,118,434
5.00%, 04/25/52
(e)
................ 1,911 2,010,506
5.50%, 02/01/35 - 04/01/41 .......... 1,953 2,138,105
6.00%, 05/01/33 - 06/01/41 .......... 1,825 2,021,036
6.50%, 05/01/40 ................. 385 424,248
400,599,547
Total U.S. Government Sponsored Agency Securities — 68.8%
(Cost: $430,988,180) ............................. 416,410,973
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 .......... USD 3,503 $ 4,382,260
4.50%, 08/15/39 ................. 1,760 2,271,706
4.38%, 11/15/39 ................. 1,760 2,237,331
4.63%, 02/15/40 ................. 1,743 2,283,739
3.88%, 08/15/40 ................. 1,743 2,081,932
1.75%, 08/15/41 ................. 87 75,665
3.13%, 02/15/43 ................. 6,770 7,286,212
2.88%, 05/15/43 - 11/15/46 .......... 13,280 13,852,937
3.63%, 08/15/43 ................. 6,770 7,854,258
3.75%, 11/15/43 ................. 6,770 8,007,112
2.50%, 02/15/45 ................. 6,264 6,101,038
2.75%, 11/15/47 ................. 6,264 6,499,389
3.00%, 02/15/48
(h)
................ 12,774 13,917,173
2.25%, 08/15/49 ................. 9,205 8,752,661
U.S. Treasury Notes
1.75%, 04/30/22 - 07/31/24
( i )
......... 49,885 49,521,996
1.75%, 07/15/22 - 11/15/29 .......... 10,985 10,919,032
2.13%, 12/31/22 - 05/15/25 .......... 40,360 40,159,028
0.50%, 03/15/23 - 05/31/27 .......... 35,575 33,503,089
0.25%, 04/15/23 ................. 8,835 8,699,369
2.75%, 05/31/23 ................. 13,020 13,146,131
2.25%, 11/15/24 - 08/15/27 .......... 27,938 27,704,973
2.00%, 02/15/25
( i )
................ 16,270 16,041,203
0.38%, 04/30/25 ................. 14,918 13,968,726
1.50%, 08/15/26
( i )
................ 18,880 18,093,088
0.63%, 03/31/27 ................. 5,911 5,403,716
2.88%, 08/15/28 ................. 3,910 4,006,376
3.13%, 11/15/28 ................. 3,910 4,071,135
1.63%, 08/15/29 ................. 6,070 5,756,304
1.50%, 02/15/30 ................. 2,150 2,015,625
Total U.S. Treasury Obligations — 55.9%
(Cost: $350,145,814) ............................. 338,613,204
Total Long-Term Investments — 137.5%
(Cost: $860,993,450) ............................. 832,635,888
Shares
Shares
Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21%
(j)(k)
.................. 1,816,034 1,816,034
Total Short-Term Securities — 0.3%
(Cost: $1,816,034) .............................. 1,816,034
Total Options Purchased — 0.1%
(Cost: $339,893) ................................ 721,291
Total Investments Before Options Written and TBA Sale
Commitments — 137.9%
(Cost: $863,149,377 ) ............................. 835,173,213
Total Options Written — (0.6)%
(Premium Received — $(2,146,562)) .................. (3,640,182)
Par (000)
Pa r (000)
TBA Sale Commitments
(e)
Mortgage-Backed Securities — (16.8)%
Government National Mortgage Association
2.50% ,  04/15/52 ................. (9,698) (9,405,923)
3.00% ,  04/15/52 - 05/15/52 .......... (11,629) (11,491,598)
4.00% ,  04/15/52 - 05/15/52 .......... (1,540) (1,570,195)

BlackRock U.S. Government Bond Portfolio
Schedules of Investments
71
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.50% ,  04/15/52 ................. USD (1,368) $ (1,414,170)
5.00% ,  05/15/52 ................. (185) (192,964)
Uniform Mortgage-Backed Securities
1.50% ,  04/25/37 - 04/25/52 .......... (10,292) (9,338,610)
2.00% ,  04/25/37 - 04/25/52 .......... (13,347) (12,782,254)
2.50% ,  04/25/37 - 04/25/52 .......... (24,640) (23,586,637)
3.00% ,  04/25/37 - 05/25/52 .......... (13,499) (13,247,610)
3.50% ,  04/25/37 - 04/25/52 .......... (3,904) (3,928,375)
4.00% ,  04/25/52 - 05/25/52 .......... (9,757) (9,935,408)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.50% ,  04/25/52 ................. USD (4,509) $ (4,672,452)
Total TBA Sale Commitments — (16.8)%
(Proceeds: $(102,958,644)) ........................ (101,566,196)
Total Investments Net of Options Written and TBA Sale
Commitments — 120.5%
(Cost: $758,044,171 ) ............................. 729,966,835
Liabilities in Excess of Other Assets — (20.5)% ........... (124,409,001)
Net Assets — 100.0% .............................. $ 605,557,834
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
Non-income producing security.
(e)
Represents or includes a TBA transaction.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Rounds to less than 1,000.
(h)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(j)
Annualized 7-day yield as of period end.
(k)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 47,493,852 $ — $ (45,677,818) $ — $ — $ 1,816,034 1,816,034 $ 925 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Nomura Securities
International, Inc. ..... 0.32% 03/31/22 04/01/22   $ 18,172,000 $ 18,172,162 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 0.32 03/31/22 04/01/22   16,107,300 16,107,443 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 0.32 03/31/22 04/01/22   25,018,325 25,018,547 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 0.32 03/31/22 04/01/22   24,862,119 24,862,340 U.S. Treasury Obligations Overnight
$ 84,159,744 $ 84,160,492

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
72
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 19 06/08/22 $ 3,335 $ (15,798)
U.S. Treasury 10 Year Ultra Note ............................................... 32 06/21/22 4,336 (42,799)
U.S. Treasury Ultra Bond .................................................... 5 06/21/22 886 (21,157)
(79,754)
Short Contracts
Euro-BTP ............................................................... 22 06/08/22 3,366 134,860
U.S. Treasury 10 Year Note ................................................... 219 06/21/22 26,886 (44,355)
U.S. Treasury Long Bond .................................................... 83 06/21/22 12,471 213,190
U.S. Treasury 2 Year Note .................................................... 35 06/30/22 7,412 23,801
U.S. Treasury 5 Year Note .................................................... 160 06/30/22 18,328 188,874
516,370
$ 436,616
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 60,000 USD 43,472 Morgan Stanley & Co. International plc 04/20/22 $ 1,434
BRL 303,450 USD 60,000 Deutsche Bank AG 04/20/22 3,446
CAD 62,891 USD 50,000 Barclays Bank plc 04/20/22 303
CLP 40,100,000 USD 50,000 Barclays Bank plc 04/20/22 823
COP 153,600,000 USD 40,000 Deutsche Bank AG 04/20/22 623
CZK 1,359,089 USD 60,000 Morgan Stanley & Co. International plc 04/20/22 1,476
EUR 50,000 USD 54,993 Barclays Bank plc 04/20/22 345
MXN 2,446,750 USD 120,000 State Street Bank and Trust Co. 04/20/22 2,671
SEK 573,879 USD 60,000 Bank of America NA 04/20/22 1,053
TRY 748,750 USD 50,000 Citibank NA 04/20/22 443
USD 50,000 JPY 5,892,227 JPMorgan Chase Bank NA 04/20/22 1,585
RUB 1,566,837 USD 17,805 Goldman Sachs International 05/24/22 3,164
RUB 3,573,330 USD 29,654 JPMorgan Chase Bank NA 05/24/22 18,167
USD 842,704 CNY 5,368,345 BNP Paribas SA 05/24/22 585
USD 19,698 JPY 2,319,000 Bank of America NA 06/15/22 612
36,730
USD 106,349 IDR 1,534,616,901 Bank of America NA 04/18/22 (583)
USD 97,232 IDR 1,402,174,178 Deutsche Bank AG 04/18/22 (473)
JPY 5,932,169 USD 50,000 State Street Bank and Trust Co. 04/20/22 (1,257)
USD 60,000 BRL 296,199 HSBC Bank plc 04/20/22 (1,930)
USD 50,000 CAD 63,804 Deutsche Bank AG 04/20/22 (1,034)
USD 50,000 CLP 40,590,000 Citibank NA 04/20/22 (1,444)
USD 40,000 COP 152,180,000 Barclays Bank plc 04/20/22 (247)
USD 90,000 COP 343,480,500 Citibank NA 04/20/22 (840)
USD 121,041 EUR 110,000 Bank of New York Mellon 04/20/22 (703)
USD 50,000 TRY 778,641 Goldman Sachs International 04/20/22 (2,456)
USD 90,000 ZAR 1,358,199 UBS AG 04/20/22 (2,759)
USD 55,873 MXN 1,156,538 BNP Paribas SA 05/24/22 (1,742)
USD 138,668 RUB 10,720,000 JPMorgan Chase Bank NA 05/24/22 (4,795)
USD 272,961 CAD 348,000 Morgan Stanley & Co. International plc 06/15/22 (5,355)
(25,618)
$ 11,112

BlackRock U.S. Government Bond Portfolio
Schedules of Investments
73
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10 Year Note ..................... 218 05/20/22 USD 119.00 USD 21,800 $ 57,906
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
3Yx1Y Interest Rate Swap
(a)
. 2.02% Semi-Annual 1 day SOFR Quarterly Bank of America NA 05/04/22 2.02 % USD 109,270 $ 226,316
10-Year Interest Rate Swap
(a)
2.15% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 01/20/23 2.15 USD 12,700 437,069
$ 663,385
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10 Year Note ...................... 1 04/22/22 USD 121.50 USD 100 $ (392)
U.S. Treasury 10 Year Note ...................... 2 04/22/22 USD 123.00 USD 200 (1,844)
$ (2,236)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 1.51% Semi-Annual 1 day SOFR Annual Barclays Bank plc 08/16/22 1.51 % USD 19,100 $ (12,626)
2-Year Interest Rate Swap
(a)
. 1.22% Semi-Annual 1 day SOFR Annual Bank of America NA 09/02/22 1.22 USD 19,000 (8,253)
10-Year Interest Rate Swap
(a)
1.99% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/28/22 1.99 USD 14,900 (176,183)
10-Year Interest Rate Swap
(a)
2.10% Semi-Annual 1 day SOFR Annual Bank of America NA 03/17/23 2.10 USD 3,900 (120,302)
(317,364)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Barclays Bank plc 04/20/22 1.84 USD 15,000 (757,162)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.95% Semi-Annual Deutsche Bank AG 04/28/22 0.95 USD 31,800 (1,029,899)
3Yx1Y Interest Rate Swap
(a)
. 1 day SOFR At Termination 2.32% At Termination Bank of America NA 05/04/22 2.32 USD 109,270 (87,360)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.21% Semi-Annual Barclays Bank plc 08/16/22 2.21 USD 19,100 (209,258)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.95% Semi-Annual Bank of America NA 09/02/22 1.95 USD 19,000 (292,955)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.99% Semi-Annual Deutsche Bank AG 10/28/22 1.99 USD 14,900 (792,751)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.10% Semi-Annual Bank of America NA 03/17/23 2.10 USD 3,900 (151,197)
(3,320,582)
$ (3,637,946)
(a)
Forward settling swaption.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
74
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day Fed Funds At Termination 1.18% At Termination 07/27/22
(a)
09/21/22 USD 215,750 $ (164,485) $ — $ (164,485)
1 day Fed Funds At Termination 1.20% At Termination 07/27/22
(a)
09/21/22 USD 208,045 (151,526) — (151,526)
1 day Fed Funds At Termination 1.24% At Termination 07/27/22
(a)
09/21/22 USD 38,874 (25,786) — (25,786)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 11/03/23 USD 16,930 390,063 85,413 304,650
1.61% Semi-Annual 3 month LIBOR Quarterly N/A 10/01/29 USD 4,700 240,359 64,111 176,248
28 day MXIBTIIE Monthly 7.60% Monthly N/A 01/01/32 MXN 3,469 (6,738) — (6,738)
28 day MXIBTIIE Monthly 7.57% Monthly N/A 01/12/32 MXN 3,944 (8,219) — (8,219)
28 day MXIBTIIE Monthly 7.53% Monthly N/A 01/23/32 MXN 2,324 (5,087) — (5,087)
3 month LIBOR Quarterly 1.75% Semi-Annual N/A 03/04/32 USD 3,000 (172,391) — (172,391)
28 day MXIBTIIE Monthly 8.29% Monthly N/A 03/17/32 MXN 2,090 910 — 910
2.16% Annual 1 day SOFR Annual 04/01/22
(a)
04/01/32 USD 3,500 (13,199) — (13,199)
$ 83,901 $ 149,524 $ (65,623)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 3.50% At Termination 03/31/27 USD 2,854 $ 18,612 $ — $ 18,612
1 month USCPI At Termination 3.52% At Termination 03/31/27 USD 2,854 21,724 — 21,724
1 month USCPI At Termination 2.50% At Termination 04/28/31 USD 3,455 (363,483) (199,595) (163,888)
1 month USCPI At Termination 2.54% At Termination 06/18/31 USD 3,687 (348,100) (172,651) (175,449)
1 month USCPI At Termination 2.89% At Termination 10/29/31 USD 1,437 (53,791) 15,081 (68,872)
1 month USCPI At Termination 2.88% At Termination 11/01/31 USD 1,435 (55,193) 13,549 (68,742)
1 month USCPI At Termination 2.76% At Termination 11/05/31 USD 1,506 (75,876) (4,157) (71,719)
1 month USCPI At Termination 2.77% At Termination 11/05/31 USD 1,506 (75,484) (3,755) (71,729)
1 month USCPI At Termination 2.80% At Termination 11/08/31 USD 629 (29,334) 686 (30,020)
1 month USCPI At Termination 2.82% At Termination 11/10/31 USD 877 (38,523) 3,369 (41,892)
1 month USCPI At Termination 2.89% At Termination 11/15/31 USD 753 (27,413) 8,700 (36,113)
1 month USCPI At Termination 2.93% At Termination 11/15/31 USD 753 (24,830) 11,346 (36,176)
1 month USCPI At Termination 2.89% At Termination 02/28/32 USD 1,511 (26,917) — (26,917)
1 month USCPI At Termination 3.06% At Termination 04/04/32 USD 1,098 – — —
$ (1,078,608) $ (327,427) $ (751,181)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Republic of Colombia ....... 1.00 % Quarterly Goldman Sachs International 06/20/27 USD 372 $ 16,171 $ 20,681 $ (4,510)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 80 12 (173) 185
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 70 11 (100) 111
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 601 92 3,809 (3,717)
$ – $ – $ –
$ 16,286 $ 24,217 $ (7,931)
$ – $ – $ –

BlackRock U.S. Government Bond Portfolio
Schedules of Investments
75
Schedule of Investments
(unaudited) (continued)
March 31, 2022
i
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 356,555 $ 34,166 $ — $ 34,166
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 356,555 (35,898) — (35,898)
1 day
BZDIOVER At Termination 11.47% At Termination
Goldman Sachs
International 01/02/24 BRL 1,092 (1,936) (4,600) 2,664
$ (3,668) $ (4,600) $ 932
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.04%
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 . 02
1 day Fed Funds ...................................... 1 day Fed Funds 0.33
1 day SOFR ......................................... Secured Overnight Financing Rate 0.16
1 month USCPI ....................................... U.S. Consumer Price Index 8.50
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 6.72
3 month LIBOR ....................................... London Interbank Offered Rate 0.96
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 202,255 $ (380,158) $ 522,144 $ (1,338,948) $ —
OTC Swaps ..................................................... 24,490 (4,873) 37,126 (44,125) —
Options Written ................................................... N/A N/A 451,106 (1,944,726) (3,640,182)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
76
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 560,725 $ — $ 560,725
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 36,730 — — 36,730
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 721,291 — 721,291
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 481,808 40,336 522,144
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 24,786 — — 36,830 — 61,616
$ — $ 24,786 $ — $ 36,730 $ 1,800,654 $ 40,336 $ 1,902,506
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 124,109 — 124,109
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 25,618 — — 25,618
Options written
(b)
Options written at value ..................... — — — — 3,640,182 — 3,640,182
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 547,431 791,517 1,338,948
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 8,500 — — 40,498 — 48,998
$ — $ 8,500 $ — $ 25,618 $ 4,352,220 $ 791,517 $ 5,177,855
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended March 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 2,869,918 $ — $ 2,869,918
Forward foreign currency exchange contracts .... — — — (337,403) — — (337,403)
Options purchased
(a)
.................... — — — 76,763 271,295 — 348,058
Options written ........................ — — — — 511,343 — 511,343
Swaps .............................. — 10,268 — — (62,703) (908,497) (960,932)
$ — $ 10,268 $ — $ (260,640) $ 3,589,853 $ (908,497) $ 2,430,984
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — — — 100,081 — 100,081
Forward foreign currency exchange contracts .... — — — 7,558 — — 7,558
Options purchased
(b)
.................... — — — 5,993 931,780 — 937,773
Options written ........................ — — — — (1,856,715) — (1,856,715)
Swaps .............................. — (13,519) — — 104,730 (261,299) (170,088)
$ — $ (13,519) $ — $ 13,551 $ (720,124) $ (261,299) $ (981,391)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

BlackRock U.S. Government Bond Portfolio
Schedules of Investments
77
Schedule of Investments
(unaudited) (continued)
March 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 35,123,083
Average notional value of contracts — short ................................................................................. $ 49,964,421
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 2,500,645
Average amounts sold — in USD ........................................................................................ $ 4,026,470
Options
Average value of option contracts purchased ................................................................................ $ 42,903
Average value of option contracts written ................................................................................... $ 19,932
Average notional value of swaption contracts purchased ......................................................................... $ 64,485,000
Average notional value of swaption contracts written ........................................................................... $ 209,485,000
Credit default swaps
Average notional value — buy protection ................................................................................... $ 1,239,015
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 24,531,791
Average notional value — receives fixed rate ................................................................................ $ 233,840,656
Inflation swaps
Average notional value — receives fixed rate ................................................................................ $ 20,196,760
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 45,328 $ 101,497
Forward foreign currency exchange contracts ................................................................. 36,730 25,618
Options
(a)(b)
........................................................................................ 721,291 3,640,182
Swaps — centrally cleared .............................................................................. 51,542 —
Swaps — OTC
(c)
.................................................................................... 61,616 48,998
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 916,507 $ 3,816,295
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(154,776) (103,733)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 761,731 $ 3,712,562
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 262,147 $ (262,147) $ — $ — $ —
Barclays Bank plc ................................ 1,471 (1,471) — — —
BNP Paribas SA ................................. 585 (585) — — —
Citibank NA .................................... 443 (443) — — —
Deutsche Bank AG ............................... 441,138 (441,138) — — —
Goldman Sachs International ........................ 26,805 (11,839) — — 14,966
JPMorgan Chase Bank NA .......................... 19,752 (4,795) — — 14,957
Morgan Stanley & Co. International plc .................. 6,719 (6,719) — — —
State Street Bank and Trust Co. ...................... 2,671 (1,257) — — 1,414
$ 761,731 $ (730,394) $ — $ — $ 31,337

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
78
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(d)
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 696,548 $ (262,147) $ (434,401) $ — $ —
Bank of New York ................................ 703 — — — 703
Barclays Bank plc ................................ 979,293 (1,471) — (977,822) —
BNP Paribas SA ................................. 1,742 (585) — — 1,157
Citibank NA .................................... 2,284 (443) — — 1,841
Deutsche Bank AG ............................... 2,000,340 (441,138) — (1,559,202) —
Goldman Sachs International ........................ 11,839 (11,839) — — —
HSBC Bank plc .................................. 1,930 — — — 1,930
JPMorgan Chase Bank NA .......................... 4,795 (4,795) — — —
Morgan Stanley & Co. International plc .................. 9,072 (6,719) — — 2,353
State Street Bank and Trust Co. ...................... 1,257 (1,257) — — —
UBS AG ...................................... 2,759 — — — 2,759
$ 3,712,562 $ (730,394) $ (434,401) $ (2,537,024) $ 10,743
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock U.S. Government Bond Portfolio
Schedules of Investments
79
Schedule of Investments
(unaudited) (continued)
March 31, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 5,876,864 $ — $ 5,876,864
Corporate Bonds ........................................ — 240,295 — 240,295
Foreign Agency Obligations ................................. — 567,767 — 567,767
Foreign Government Obligations .............................. — 1,682,670 — 1,682,670
Non-Agency Mortgage-Backed Securities ........................ — 69,244,115 — 69,244,115
U.S. Government Sponsored Agency Securities .................... — 416,121,913 289,060 416,410,973
U.S. Treasury Obligations ................................... — 338,613,204 — 338,613,204
Short-Term Securities ....................................... 1,816,034 — — 1,816,034
Options Purchased
Interest rate contracts ...................................... 57,906 663,385 — 721,291
Liabilities
Investments
TBA Sale Commitments .................................... — (101,566,196) — (101,566,196)
$ 1,873,940 $ 731,444,017 $ 289,060 $ 733,607,017
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 296 $ — $ 296
Foreign currency exchange contracts ............................ — 36,730 — 36,730
Interest rate contracts ....................................... 560,725 518,638 — 1,079,363
Other contracts ........................................... — 40,336 — 40,336
Liabilities
Credit contracts ........................................... — (8,227) — (8,227)
Foreign currency exchange contracts ............................ — (25,618) — (25,618)
Interest rate contracts ....................................... (126,345) (4,221,275) — (4,347,620)
Other contracts ........................................... — (791,517) — (791,517)
$ 434,380 $ (4,450,637) $ — $ (4,016,257)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $84,160,492 are categorized as Level 2 within the disclosure hierarchy.

Statements of Assets and Liabilities
(unaudited)
March 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders
80
BlackRock
GNMA Portfolio
BlackRock
Income Fund
BlackRock U.S.
Government
Bond Portfolio
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 859,803,998 $ 2,382,625,503 $ 833,357,179
Investments, at value — affiliated
(b)
........................................................... 3,246,801 288,571,815 1,816,034
Cash   ............................................................................... — 5,003,156 208,930
Cash pledged:
Collateral — OTC derivatives .............................................................. 1,690,000 — 2,756,000
Collateral — TBA commitments ............................................................. 1,549,000 — 200,000
Futures contracts ...................................................................... 1,657,310 6,667,000 751,000
Centrally cleared swaps .................................................................. 209,000 2,577,000 1,141,000
Foreign currency, at value
(c)
................................................................ — 13,395,098 3,012,614
Receivables: – – –
Investments sold ...................................................................... 98,938,492 81,744,493 41,917,681
TBA sale commitments .................................................................. 143,534,586 — 102,958,644
Capital shares sold ..................................................................... 599,834 4,057,634 877,563
Dividends — affiliated ................................................................... 321 24,261 268
Dividends — unaffiliated ................................................................. — 35,803 —
Interest — unaffiliated ................................................................... 2,068,114 16,793,192 2,820,354
From the Manager ..................................................................... 21,966 134,576 53,874
Variation margin on futures contracts ......................................................... — 966,692 45,328
Variation margin on centrally cleared swaps .................................................... — — 51,542
Swap premiums paid ..................................................................... — 514,440 24,490
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 493,724 36,730
OTC swaps .......................................................................... — 81,558 37,126
Prepaid expenses ....................................................................... 90,804 151,803 80,434
Total assets ...........................................................................
1,113,410,226 2,803,837,748 992,146,791
LIABILITIES
Bank overdraft .......................................................................... 122,191 — —
Cash received:
Collateral — TBA commitments ............................................................. 1,145,392 — 12,000
Options written, at value
(d)
.................................................................. 2,890,757 463,301 3,640,182
TBA sale commitments, at value
(e)
............................................................ 141,433,225 — 101,566,196
Reverse repurchase agreements, at value ....................................................... — — 84,160,492
Payables: – – –
Investments purchased .................................................................. 500,065,483 183,502,678 195,077,955
Accounting services fees ................................................................. 40,380 257,890 54,820
Administration fees ..................................................................... 17,390 92,734 22,119
Capital shares redeemed ................................................................. 2,502,385 9,257,249 918,954
Custodian fees ........................................................................ 20,796 74,998 24,231
Income dividend distributions .............................................................. 139,557 667,613 329,720
Investment advisory fees ................................................................. 102,146 1,023,973 152,122
Trustees' and Officer's fees ............................................................... 1,224 2,725 1,720
Other affiliate fees ..................................................................... 5,157 2,310 6,075
Professional fees ...................................................................... 33,405 41,359 48,310
Registration fees ...................................................................... — 693 —
Service and distribution fees ............................................................... 43,087 67,581 83,433
Transfer agent fees .................................................................... 81,752 704,075 259,972
Other accrued expenses ................................................................. 111,453 37,460 54,543
Variation margin on futures contracts ......................................................... 116,433 1,162,875 101,497
Variation margin on centrally cleared swaps .................................................... 12,310 5,162 —
Swap premiums received .................................................................. — 230,489 4,873
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 2,940,452 25,618
OTC swaps .......................................................................... — 301,490 44,125
Unfunded floating rate loan interests ......................................................... — 947 —
Total liabilities ..........................................................................
648,884,523 200,838,054 386,588,957
NET ASSETS ..........................................................................
$ 464,525,703 $ 2,602,999,694 $ 605,557,834

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2022
81
Financial Statements
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Income Fund
BlackRock U.S.
Government
Bond Portfolio
NET ASSETS CONSIST OF
Paid-in capital .......................................................................... $ 573,021,967 $ 2,868,995,576 $ 674,138,429
Accumulated loss ....................................................................... (108,496,264) (265,995,882) (68,580,595)
NET ASSETS ..........................................................................
$ 464,525,703 $ 2,602,999,694 $ 605,557,834
(a)
  Investments, at cost — unaffiliated .......................................................... $ 880,820,720 $ 2,541,276,041 $ 861,333,343
(b)
  Investments, at cost — affiliated ............................................................ $ 3,246,801 $ 290,028,864 $ 1,816,034
(c)
  Foreign currency, at cost ................................................................. $ — $ 13,313,940 $ 2,943,319
(d)
  Premiums received .................................................................... $ 1,696,928 $ 978,758 $ 2,146,562
(e)
  Proceeds from TBA sale commitments ....................................................... $ 143,534,586 $ — $ 102,958,644

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders
82
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Income Fund
BlackRock U.S.
Government
Bond Portfolio
NET ASSET VALUE
Institutional
Net assets ...........................................................................
$ 265,518,290 $ 2,024,913,038 $ 270,598,867
Shares outstanding ....................................................................
30,341,766 212,900,051 26,680,513
Net asset value .......................................................................
$ 8.75 $ 9.51 $ 10.14
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.001
Investor A
Net assets ...........................................................................
$ 128,548,987 $ 195,787,441 $ 302,749,051
Shares outstanding ....................................................................
14,627,629 20,586,719 29,785,101
Net asset value .......................................................................
$ 8.79 $ 9.51 $ 10.16
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.001
Investor C
Net assets ...........................................................................
$ 13,093,946 $ 27,723,281 $ 11,893,295
Shares outstanding ....................................................................
1,496,540 2,913,242 1,172,114
Net asset value .......................................................................
$ 8.75 $ 9.52 $ 10.15
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.001
Class K
Net assets ...........................................................................
$ 57,364,480 $ 354,575,934 $ 16,205,191
Shares outstanding ....................................................................
6,576,402 37,284,119 1,597,756
Net asset value .......................................................................
$ 8.72 $ 9.51 $ 10.14
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.001
Class R
Net assets ...........................................................................
$ — $ — $ 4,111,430
Shares outstanding ....................................................................
— — 404,539
Net asset value .......................................................................
$ — $ — $ 10.16
Shares authorized .....................................................................
— — Unlimited
Par value ...........................................................................
$ — $ — $ 0.001

Statements of Operations
(unaudited)

Six Months Ended March 31, 2022
83
Financial Statements
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Income Fund
BlackRock U.S.
Government
Bond Portfolio
INVESTMENT INCOME – – –
Dividends — affiliated ................................................................... $ 390 $ 621,218 $ 925
Dividends — unaffiliated ................................................................. — 951,358 —
Interest — unaffiliated ................................................................... 3,236,464 57,337,334 5,158,503
Foreign taxes withheld .................................................................. — (28,201) (471)
Total investment income ...................................................................
3,236,854 58,881,709 5,158,957
EXPENSES
Investment advisory .................................................................... 902,357 6,793,457 1,260,355
Proxy .............................................................................. 319,983 — —
Service and distribution — class specific ...................................................... 257,213 426,072 483,420
Transfer agent — class specific ............................................................ 245,701 1,960,027 468,987
Administration ....................................................................... 112,354 562,739 135,502
Registration ......................................................................... 54,056 137,045 59,738
Administration — class specific ............................................................ 53,075 296,608 64,628
Professional ......................................................................... 42,883 61,379 43,468
Accounting services .................................................................... 39,165 269,847 50,086
Custodian ........................................................................... 18,160 71,230 22,665
Trustees and Officer .................................................................... 4,704 23,117 5,562
Miscellaneous ........................................................................ 35,773 59,601 43,714
Total expenses excluding interest expense .......................................................
2,085,424 10,661,122 2,638,125
Interest expense ...................................................................... — — 13,023
Total expenses .........................................................................
2,085,424 10,661,122 2,651,148
Less: – – –
Fees waived and/or reimbursed by the Manager ............................................... (226,383) (119,817) (329,751)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................... (125,140) (779,852) (310,191)
Administration fees waived — class specific .................................................. (53,037) (255,399) (64,624)
Total expenses after fees waived and/or reimbursed ................................................
1,680,864 9,506,054 1,946,582
Net investment income ....................................................................
1,555,990 49,375,655 3,212,375
REALIZED AND UNREALIZED GAIN (LOSS) $ (31,812,462) $ (222,267,585) $ (39,627,702)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
............................................................ $ (12,648,897) $ (126,460,593) $ (3,679,951)
Forward foreign currency exchange contracts ................................................. — 45,985,853 (337,403)
Foreign currency transactions ........................................................... — 1,335,440 62,982
Futures contracts .................................................................... 3,821,896 (10,095,966) 2,869,918
Options written ..................................................................... 945,539 2,212,282 511,343
Swaps   .......................................................................... (410,801) (48,946) (960,932)
(8,292,263) (87,071,930) (1,534,043)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................... — (1,021,134) —
Investments — unaffiliated
(b)
............................................................ (25,042,772) (120,469,887) (36,061,442)
Forward foreign currency exchange contracts ................................................. — (14,284,205) 7,558
Foreign currency translations ............................................................ — 931,305 (113,053)
Futures contracts .................................................................... 2,193,704 (912,445) 100,081
Options written ..................................................................... (1,500,037) 303,247 (1,856,715)
Swaps   .......................................................................... 828,906 258,628 (170,088)
Unfunded floating rate loan interests ....................................................... — (1,164) —
(23,520,199) (135,195,655) (38,093,659)
Net realized and unrealized loss ..............................................................
(31,812,462) (222,267,585) (39,627,702)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................
$ (30,256,472) $ (172,891,930) $ (36,415,327)
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................. $ — $ — $ (6)
(b)
N et of reduction in deferred foreign capital gain tax of .............................................. $ — $ — $ 128

Statements of Changes in Net Assets

2022
BlackRock Semi-Annual Report to Shareholders
84
See notes to financial statements.
BlackRock GNMA Portfolio BlackRock Income Fund
Six Months Ended
03/31/22
(unaudited)
Year Ended
09/30/21
Six Months Ended
03/31/22
(unaudited)
Year Ended
09/30/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 1,555,990 $ 5,508,729 $ 49,375,655 $ 88,379,377
Net realized gain (loss) .................................................... (8,292,263) 4,684,107 (87,071,930) 69,470,950
Net change in unrealized appreciation (depreciation) ................................ (23,520,199) (8,213,537) (135,195,655) (45,319,286)
Net increase (decrease) in net assets resulting from operations ...........................
(30,256,472) 1,979,299 (172,891,930) 112,531,041
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (2,654,997) (7,757,190) (86,462,772) (72,517,733)
  Service .............................................................. — (47,369) — —
  Investor A ............................................................ (965,267) (2,916,277) (7,575,924) (6,369,050)
  Investor C ............................................................ (49,459) (297,478) (1,023,186) (867,193)
  Class K .............................................................. (366,791) (1,009,386) (14,103,052) (11,080,525)
Decrease in net assets resulting from distributions to shareholders .........................
(4,036,514) (12,027,700) (109,164,934) (90,834,501)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(65,602,628) (46,415,937) (386,175,610) 1,648,772,904
NET ASSETS
Total increase (decrease) in net assets ........................................... (99,895,614) (56,464,338) (668,232,474) 1,670,469,444
Beginning of period ........................................................
564,421,317 620,885,655 3,271,232,168 1,600,762,724
End of period ............................................................
$ 464,525,703 $ 564,421,317 $ 2,602,999,694 $ 3,271,232,168
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
85
Financial Statements
See notes to financial statements.
BlackRock U.S. Government Bond Portfolio
Six Months Ended
03/31/22
(unaudited)
Year Ended
09/30/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 3,212,375 $ 7,363,538
Net realized gain (loss) .................................................................................. (1,534,043) 7,811,714
Net change in unrealized appreciation (depreciation) .............................................................. (38,093,659) (27,128,902)
Net decrease in net assets resulting from operations ................................................................
(36,415,327) (11,953,650)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ......................................................................................... (2,038,490) (5,766,221)
  Service ............................................................................................ — (3,791)
  Investor A .......................................................................................... (1,904,635) (4,978,441)
  Investor C .......................................................................................... (27,583) (111,837)
  Class K ............................................................................................ (122,652) (271,580)
  Class R ............................................................................................ (19,996) (47,691)
Decrease in net assets resulting from distributions to shareholders .......................................................
(4,113,356) (11,179,561)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .......................................................
(25,520,434) (181,636,334)
NET ASSETS
Total decrease in net assets ................................................................................ (66,049,117) (204,769,545)
Beginning of period ......................................................................................
671,606,951 876,376,496
End of period ..........................................................................................
$ 605,557,834 $ 671,606,951
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
86
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.58%, 0.42%, and 0.42%, respectively.
(i)
Proxy costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.70%, 0.54%, and 0.54%, respectively
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Institutional
Six Months
Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 9.35  $ 9.50  $ 9.46  $ 9.13  $ 9.59  $ 9.89
Net investment income
(a)
.......
0.03  0.09  0.22  0.27  0.25  0.19
Net realized and unrealized gain
(loss) ..................
(0.56) (0.04) 0.14  0.41  (0.38) (0.19)
Net increase (decrease) from
investment operations ...... (0.53) 0.05  0.36  0.68  (0.13) —
Distributions
(b)
– – – – – –
N et investment income ........ (0.07) (0.20) (0.32) (0.35) (0.33) (0.30)
Return of capital ............. —  —  —  (0.00)
(c)
—  (0.00)
(c)
Total distributions ............. (0.07) (0.20) (0.32) (0.35) (0.33) (0.30)
Net asset value, end of period .... $ 8.75  $ 9.35  $ 9.50  $ 9.46  $ 9.13  $ 9.59
Total Return
(d)
(5.66)% 0.48% 3.86% 7.55% — —
Based on net asset value ........ (5.66)%
(e)
0.47% 3.86% 7.55% (1.36)% 0.01%
Ratios to Average Net Assets
(f)
Total expenses ...............
0.64%
(g)(h) (i)
0.57% 0.65% 1.14% 1.06% 0.74%
Total expenses after fees waived and/or
reimbursed ................
0.48%
(g) (h)(i)
0.43% 0.48% 0.95% 0.84% 0.52%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ..................
0.48%
(g) (h)(i)
0.43% 0.42% 0.42% 0.42% 0.43%
Net investment income .........
0.68%
(g)
1.00% 2.28% 2.92% 2.69% 1.93%
Supplemental Data (h)
Net assets, end of period (000) .... $ 265,518  $ 363,815  $ 356,671  $ 264,811  $ 249,030  $ 316,891
Portfolio turnover rate
(j )
.......... 785% 1,443% 1,380% 1,482% 1,450% 1,198%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 439% 859% 912% 947% 823% 423%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
87
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.83%, 0.67%, and 0.67%, respectively.
(i)
Proxy costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.95%, 0.79%, and 0.79%, respectively
(j)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(k)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Investor A
Six Months
Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 9.39  $ 9.54  $ 9.50  $ 9.17  $ 9.63  $ 9.93
Net investment income
(a)
.......
0.02  0.07  0.19  0.25  0.23  0.16
Net realized and unrealized gain
(loss) ..................
(0.56) (0.05) 0.15  0.40  (0.38) (0.19)
Net increase (decrease) from
investment operations ...... (0.54) 0.02  0.34  0.65  (0.15) (0.03)
Distributions
(b)
– – – – – –
N et investment income ........ (0.06) (0.17) (0.30) (0.32) (0.31) (0.27)
Return of capital ............. —  —  —  (0.00)
(c)
—  (0.00)
(c)
Total distributions ............. (0.06) (0.17) (0.30) (0.32) (0.31) (0.27)
Net asset value, end of period .... $ 8.79  $ 9.39  $ 9.54  $ 9.50  $ 9.17  $ 9.63
Total Return
(d)
(5.75)% 0.23% 3.60% 7.27% (1.58)% —
Based on net asset value ........ (5.75)%
(e)
0.23% 3.60% 7.27% (1.58)% (0.23)%
Ratios to Average Net Assets
(f)
Total expenses ...............
0.89%
(g)(h) (i)
0.84% 0.93% 1.43% 1.33% 1.01%
(j)
Total expenses after fees waived and/or
reimbursed ................
0.73%
(g) (h)(i)
0.68% 0.73% 1.20% 1.09% 0.78%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ..................
0.73%
(g) (h)(i)
0.68% 0.67% 0.67% 0.67% 0.68%
Net investment income .........
0.43%
(g)
0.76% 2.04% 2.67% 2.44% 1.68%
Supplemental Data
Net assets, end of period (000) .... $ 128,549  $ 151,434  $ 161,035  $ 137,065  $ 120,582  $ 172,685
Portfolio turnover rate
(k )
......... 785% 1,443% 1,380% 1,482% 1,450% 1,198%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 439% 859% 912% 947% 823% 423%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
88
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.55%, 1.42%, and 1.42%, respectively.
(i)
Proxy costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.67%, 1.54%, and 1.54%, respectively
(j)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(k)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Investor C
Six Months
Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 9.35  $ 9.50  $ 9.46  $ 9.13  $ 9.58  $ 9.88
Net investment income (loss)
(a)
...
(0.01) 0.01  0.12  0.18  0.16  0.09
Net realized and unrealized gain
(loss) ..................
(0.56) (0.06) 0.15  0.40  (0.37) (0.19)
Net increase (decrease) from
investment operations ...... (0.57) (0.05) 0.27  0.58  (0.21) (0.10)
Distributions
(b)
– – – – – –
N et investment income ........ (0.03) (0.10) (0.23) (0.25) (0.24) (0.20)
Return of capital ............. —  —  —  (0.00)
(c)
—  (0.00)
(c)
Total distributions ............. (0.03) (0.10) (0.23) (0.25) (0.24) (0.20)
Net asset value, end of period .... $ 8.75  $ 9.35  $ 9.50  $ 9.46  $ 9.13  $ 9.58
Total Return
(d)
(6.13)% (0.53)% 2.83% 6.49% (2.24)% —
Based on net asset value ........ (6.13)%
(e)
(0.53)% 2.83% 6.49% (2.24)% (0.99)%
Ratios to Average Net Assets
(f)
Total expenses ...............
1.61%
(g)(h) (i)
1.53% 1.63% 2.17% 2.07% 1.76%
(j)
Total expenses after fees waived and/
or reimbursed ..............
1.48%
(g) (h)(i)
1.43% 1.48% 1.95% 1.84% 1.53%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ..................
1.48%
(g) (h)(i)
1.43% 1.42% 1.42% 1.42% 1.43%
Net investment income (loss) .....
(0.32)%
(g)
0.06% 1.30% 1.96% 1.70% 0.93%
Supplemental Data
Net assets, end of period (000) .... $ 13,094  $ 18,415  $ 31,336  $ 34,257  $ 44,241  $ 64,370
Portfolio turnover rate
(k )
......... 785% 1,443% 1,380% 1,482% 1,450% 1,198%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 439% 859% 912% 947% 823% 423%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
89
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.48%, 0.37%, and 0.37%, respectively.
(i)
Proxy costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.59%, 0.48%, and 0.48%, respectively
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Class K
Six Months
Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 9.32  $ 9.47  $ 9.43  $ 9.10  $ 9.55  $ 9.85
Net investment income
(a)
.......
0.03  0.11  0.22  0.27  0.25  0.19
Net realized and unrealized gain
(loss) ..................
(0.55) (0.06) 0.14  0.41  (0.37) (0.19)
Net increase (decrease) from
investment operations ...... (0.52) 0.05  0.36  0.68  (0.12) —
Distributions
(b)
– – – – – –
N et investment income ........ (0.08) (0.20) (0.32) (0.35) (0.33) (0.30)
Return of capital ............. —  —  0.00
(c)
(0.00)
(c)
—  (0.00)
(c)
Total distributions ............. (0.08) (0.20) (0.32) (0.35) (0.33) (0.30)
Net asset value, end of period .... $ 8.72  $ 9.32  $ 9.47  $ 9.43  $ 9.10  $ 9.55
Total Return
(d)
(5.65)% 0.52% 3.91% 7.62% (1.22)% —
Based on net asset value ........ (5.65)%
(e)
0.52% 3.91% 7.62% (1.22)% 0.04%
Ratios to Average Net Assets
(f)
Total expenses ...............
0.54%
(g)(h) (i)
0.47% 0.54% 1.03% 0.94% 0.66%
Total expenses after fees waived and/or
reimbursed ................
0.43%
(g) (h)(i)
0.38% 0.43% 0.90% 0.79% 0.50%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ..................
0.43%
(g) (h)(i)
0.38% 0.37% 0.37% 0.37% 0.38%
Net investment income .........
0.76%
(g)
1.15% 2.34% 2.93% 2.73% 2.00%
Supplemental Data
Net assets, end of period (000) .... $ 57,364  $ 30,757  $ 67,675  $ 45,934  $ 20,802  $ 21,025
Portfolio turnover rate
(j )
.......... 785% 1,443% 1,380% 1,482% 1,450% 1,198%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 439% 859% 912% 947% 823% 423%

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
90
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Annualized.
BlackRock Income Fund
Institutional
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.46 $ 10.22 $ 10.32 $ 10.13 $ 10.31 $ 10.14
Net investment income
(a)
.......................
0.17 0.37 0.44 0.47 0.43 0.41
Net realized and unrealized gain (loss) ..............
(0.75) 0.25 (0.06) 0.24 (0.18) 0.20
Net increase (decrease) from investment operations ......
(0.58) 0.62 0.38 0.71 0.25 0.61
Distributions
(b)
– – – – – –
From net investment income ....................
(0.24) (0.38) (0.47) (0.52) (0.43) (0.44)
From net realized gain .........................
(0.13) — (0.01) — — —
Total distributions .............................
(0.37) (0.38) (0.48) (0.52) (0.43) (0.44)
Net asset value, end of period ....................
$ 9.51 $ 10.46 $ 10.22 $ 10.32 $ 10.13 $ 10.31
Total Return
(c)
(5.69)% 6.13% 3.90% 7.22% 2.52% —
Based on net asset value ........................
(5.69)%
(d)
6.13% 3.90%
(e)
7.22% 2.52% 6.12%
Ratios to Average Net Assets
(f)
Total expenses
(g)
..............................
0.71%
(h)
0.71% 0.73% 0.78% 0.83% 0.90%
Total expenses after fees waived and/or reimbursed ......
0.62%
(h)
0.62% 0.62% 0.62% 0.63% 0.63%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .....................
0.62%
(h)
0.62% 0.62% 0.62% 0.63% 0.63%
Net investment income .........................
3.35%
(h)
3.46% 4.35% 4.64% 4.22% 4.03%
Supplemental Data
Net assets, end of period (000) ....................
$ 2,024,913 $ 2,622,329 $ 1,300,683 $ 919,409 $ 457,518 $ 337,106
Portfolio turnover rate ..........................
56% 81% 92% 77% 100% 126%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Expense ratios ............................... N/A N/A N/A N/A 0.82% 0.90%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
91
Financial Highlights
BlackRock Income Fund
Investor A
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.45 $ 10.22 $ 10.32 $ 10.13 $ 10.30 $ 10.13
Net investment income
(a)
.......................
0.15 0.34 0.41 0.44 0.40 0.39
Net realized and unrealized gain (loss) ..............
(0.74) 0.25 (0.05) 0.24 (0.16) 0.19
Net increase (decrease) from investment operations ......
(0.59) 0.59 0.36 0.68 0.24 0.58
Distributions
(b)
– – – – – –
From net investment income ....................
(0.22) (0.36) (0.45) (0.49) (0.41) (0.41)
From net realized gain .........................
(0.13) — (0.01) — — —
Total distributions .............................
(0.35) (0.36) (0.46) (0.49) (0.41) (0.41)
Net asset value, end of period ....................
$ 9.51 $ 10.45 $ 10.22 $ 10.32 $ 10.13 $ 10.30
Total Return
(c)
(5.72)% 5.77% 3.64% 6.96% 2.36% —
Based on net asset value ........................
(5.72)%
(d)
5.77% 3.64%
(e)
6.96% 2.36% 5.86%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.90%
(g)
0.90% 0.97% 1.04% 1.12%
(h)
1.17%
Total expenses after fees waived and/or reimbursed ......
0.87%
(g)
0.87% 0.87% 0.87% 0.88% 0.88%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.87%
(g)
0.87% 0.87% 0.87% 0.88% 0.88%
Net investment income .........................
3.10%
(g)
3.23% 4.10% 4.40% 3.94% 3.81%
Supplemental Data
Net assets, end of period (000) ....................
$ 195,787 $ 230,457 $ 142,602 $ 102,857 $ 75,462 $ 109,702
Portfolio turnover rate ..........................
56% 81% 92% 77% 100% 126%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the expense ratio would have been 1.11%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
92
BlackRock Income Fund
Investor C
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.46 $ 10.23 $ 10.32 $ 10.13 $ 10.31 $ 10.14
Net investment income
(a)
.......................
0.12 0.27 0.34 0.37 0.33 0.31
Net realized and unrealized gain (loss) ..............
(0.74) 0.24 (0.05) 0.23 (0.18) 0.19
Net increase (decrease) from investment operations ......
(0.62) 0.51 0.29 0.60 0.15 0.50
Distributions
(b)
– – – – – –
From net investment income ....................
(0.19) (0.28) (0.37) (0.41) (0.33) (0.33)
From net realized gain .........................
(0.13) — (0.01) — — —
Total distributions .............................
(0.32) (0.28) (0.38) (0.41) (0.33) (0.33)
Net asset value, end of period ....................
$ 9.52 $ 10.46 $ 10.23 $ 10.32 $ 10.13 $ 10.31
Total Return
(c)
(6.07)% 4.97% 2.97% 6.16% 1.50% —
Based on net asset value ........................
(6.07)%
(d)
4.97% 2.97%
(e)
6.16% 1.50% 5.07%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.65%
(g)
1.66% 1.73% 1.79% 1.84%
(h)
1.90%
Total expenses after fees waived and/or reimbursed ......
1.62%
(g)
1.62% 1.62% 1.62% 1.63% 1.63%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .....................
1.62%
(g)
1.62% 1.62% 1.62% 1.63% 1.63%
Net investment income .........................
2.35%
(g)
2.52% 3.37% 3.66% 3.21% 3.06%
Supplemental Data
Net assets, end of period (000) ....................
$ 27,723 $ 35,555 $ 30,905 $ 32,197 $ 29,812 $ 30,536
Portfolio turnover rate ..........................
56% 81% 92% 77% 100% 126%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed for the year ended September 30, 2018, the expense ratio would have been 1.83%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
93
Financial Highlights
BlackRock Income Fund
Class K
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.45 $ 10.22 $ 10.32 $ 10.13 $ 10.31 $ 10.14
Net investment income
(a)
.......................
0.17 0.37 0.44 0.47 0.44 0.42
Net realized and unrealized gain (loss) ..............
(0.74) 0.25 (0.05) 0.24 (0.18) 0.19
Net increase (decrease) from investment operations ......
(0.57) 0.62 0.39 0.71 0.26 0.61
Distributions
(b)
– – – – – –
From net investment income ....................
(0.24) (0.39) (0.48) (0.52) (0.44) (0.44)
From net realized gain .........................
(0.13) — (0.01) — — —
Total distributions .............................
(0.37) (0.39) (0.49) (0.52) (0.44) (0.44)
Net asset value, end of period ....................
$ 9.51 $ 10.45 $ 10.22 $ 10.32 $ 10.13 $ 10.31
Total Return
(c)
(5.57)% 6.09% 3.95% 7.27% 2.57% —
Based on net asset value ........................
(5.57)%
(d)
6.09% 3.95%
(e)
7.27% 2.57% 6.17%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.57%
(g)
0.57% 0.65% 0.69% 0.74%
(h)
0.84%
Total expenses after fees waived and/or reimbursed ......
0.56%
(g)
0.56% 0.57% 0.57% 0.57% 0.58%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.56%
(g)
0.56% 0.57% 0.57% 0.57% 0.58%
Net investment income .........................
3.42%
(g)
3.52% 4.40% 4.65% 4.37% 4.11%
Supplemental Data
Net assets, end of period (000) ....................
$ 354,576 $ 382,891 $ 126,573 $ 80,072 $ 15,849 $ 206
Portfolio turnover rate ..........................
56% 81% 92% 77% 100% 126%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
94
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond Portfolio
Institutional
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.81 $ 11.11 $ 10.62 $ 10.03 $ 10.45 $ 10.76
Net investment income
(a)
.......................
0.06 0.12 0.20 0.26 0.23 0.20
Net realized and unrealized gain (loss) ..............
(0.65) (0.25) 0.51 0.62 (0.40) (0.26)
Net increase (decrease) from investment operations ......
(0.59) (0.13) 0.71 0.88 (0.17) (0.06)
Distributions
(b)
– – – – – –
From net investment income ....................
(0.08) (0.17) (0.22) (0.29) (0.25) (0.24)
Return of capital .............................
— — — (0.00)
(c)
— (0.01)
Total distributions .............................
(0.08) (0.17) (0.22) (0.29) (0.25) (0.25)
Net asset value, end of period ....................
$ 10.14 $ 10.81 $ 11.11 $ 10.62 $ 10.03 $ 10.45
Total Return
(d)
(5.53)% (1.16)% 6.72% 8.86% (1.68)% —
Based on net asset value ........................
(5.53)%
(e)
(1.16)% 6.72% 8.86% (1.68)% (0.55)%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.67%
(g)
0.65% 0.76% 1.20% 1.04% 0.90%
Total expenses after fees waived and/or reimbursed ......
0.45%
(g)
0.45% 0.56% 0.96% 0.76% 0.58%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.45%
(g)
0.45% 0.45% 0.45% 0.45% 0.46%
Net investment income .........................
1.14%
(g)
1.10% 1.79% 2.51% 2.21% 1.81%
Supplemental Data
Net assets, end of period (000) ....................
$ 270,599 $ 295,674 $ 412,161 $ 217,815 $ 166,465 $ 165,709
Portfolio turnover rate
(h)
.........................
382% 715% 745% 837% 892% 982%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 234% 458% 508% 571% 590% 658%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
95
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond Portfolio
Investor A
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.83 $ 11.14 $ 10.65 $ 10.06 $ 10.47 $ 10.79
Net investment income
(a)
.......................
0.05 0.09 0.18 0.24 0.20 0.15
Net realized and unrealized gain (loss) ..............
(0.66) (0.26) 0.50 0.61 (0.39) (0.25)
Net increase (decrease) from investment operations ......
(0.61) (0.17) 0.68 0.85 (0.19) (0.10)
Distributions
(b)
– – – – – –
From net investment income ....................
(0.06) (0.14) (0.19) (0.26) (0.22) (0.21)
Return of capital .............................
— — — (0.00)
(c)
— (0.01)
Total distributions .............................
(0.06) (0.14) (0.19) (0.26) (0.22) (0.22)
Net asset value, end of period ....................
$ 10.16 $ 10.83 $ 11.14 $ 10.65 $ 10.06 $ 10.47
Total Return
(d)
(5.63)% (1.49)% 6.45% 8.57% (1.82)% —
Based on net asset value ........................
(5.63)%
(e)
(1.49)% 6.45% 8.57% (1.82)% (0.88)%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.93%
(g)
0.91% 1.02% 1.47% 1.31% 1.16%
(h)
Total expenses after fees waived and/or reimbursed ......
0.70%
(g)
0.70% 0.81% 1.21% 1.01% 0.83%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.70%
(g)
0.70% 0.70% 0.70% 0.70% 0.71%
Net investment income .........................
0.89%
(g)
0.84% 1.61% 2.28% 1.96% 1.56%
Supplemental Data
Net assets, end of period (000) ....................
$ 302,749 $ 340,582 $ 414,711 $ 354,704 $ 353,770 $ 422,775
Portfolio turnover rate
( i )
..........................
382% 715% 745% 837% 892% 982%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 234% 458% 508% 571% 590% 658%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
96
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond Portfolio
Investor C
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.81 $ 11.12 $ 10.63 $ 10.04 $ 10.46 $ 10.77
Net investment income
(a)
.......................
0.01 0.01 0.09 0.16 0.12 0.07
Net realized and unrealized gain (loss) ..............
(0.65) (0.26) 0.51 0.61 (0.40) (0.24)
Net increase (decrease) from investment operations ......
(0.64) (0.25) 0.60 0.77 (0.28) (0.17)
Distributions
(b)
– – – – – –
From net investment income ....................
(0.02) (0.06) (0.11) (0.18) (0.14) (0.13)
Return of capital .............................
— — — (0.00)
(c)
— (0.01)
Total distributions .............................
(0.02) (0.06) (0.11) (0.18) (0.14) (0.14)
Net asset value, end of period ....................
$ 10.15 $ 10.81 $ 11.12 $ 10.63 $ 10.04 $ 10.46
Total Return
(d)
(5.90)% (2.23)% 5.66% 7.78% (2.66)% —
Based on net asset value ........................
(5.90)%
(e)
(2.23)% 5.66% 7.78% (2.66)% (1.54)%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.68%
(g)
1.65% 1.80% 2.30% 2.14% 1.94%
Total expenses after fees waived and/or reimbursed ......
1.45%
(g)
1.45% 1.56% 1.96% 1.76% 1.58%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
1.45%
(g)
1.45% 1.45% 1.45% 1.45% 1.46%
Net investment income .........................
0.14%
(g)
0.09% 0.84% 1.55% 1.21% 0.80%
Supplemental Data
Net assets, end of period (000) ....................
$ 11,893 $ 14,221 $ 25,922 $ 26,193 $ 35,014 $ 38,574
Portfolio turnover rate
(h)
.........................
382% 715% 745% 837% 892% 982%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 234% 458% 508% 571% 590% 658%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
97
Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Offering and Board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been
1.04%.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(k)
Portfolio turnover rate is representative of the portfolio for the entire year.
BlackRock U.S. Government Bond Portfolio
Class K
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30, Period from
01/25/18
(a)
to 09/30/18 2021 2020 2019
Net asset value, beginning of period .............................
$ 10.81 $ 11.11 $ 10.62 $ 10.04 $ 10.27
Net investment income
(b)
.....................................
0.06 0.12 0.20 0.25 0.14
Net realized and unrealized gain (loss) ............................
(0.65) (0.24) 0.51 0.62 (0.20)
Net increase (decrease) from investment operations ....................
(0.59) (0.12) 0.71 0.87 (0.06)
Distributions
(c )
From net investment income ..................................
(0.08) (0.18) (0.22) (0.29) (0.17)
Return of capital ...........................................
— — — (0.00)
(d )
—
Total distributions ...........................................
(0.08) (0.18) (0.22) (0.29) (0.17)
Net asset value, end of period ..................................
$ 10.14 $ 10.81 $ 11.11 $ 10.62 $ 10.04
Total Return
(e)
(5.50)% (1.11)% 6.78% 8.81% (0.60)%
Based on net asset value ......................................
(5.50)%
(f )
(1.11)% 6.78% 8.81% (0.60)%
(f )
Ratios to Average Net Assets
(g)
Total expenses .............................................
0.54%
(h )
0.54% 0.64% 1.06% 1.03%
(h)( i )
Total expenses after fees waived and/or reimbursed ....................
0.40%
(h )
0.40% 0.51% 0.91% 0.86%
(h )
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.40%
(h )
0.40% 0.40% 0.40% 0.40%
(h )
Net investment income .......................................
1.20%
(h )
1.14% 1.79% 2.44% 2.03%
(h )
Supplemental Data
Net assets, end of period (000) ..................................
$ 16,205 $ 16,753 $ 17,335 $ 5,031 $ 1,517
Portfolio turnover rate
(j )
........................................
382% 715% 745% 837% 892%
(k )
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30, Period from
01/25/18
(a)
to 09/30/18 2021 2020 2019
Portfolio turnover rate (excluding MDRs) ............................ 234% 458% 508% 571% 590%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
98
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond Portfolio
Class R
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 10.83 $ 11.14 $ 10.65 $ 10.06 $ 10.47 $ 10.78
Net investment income
(a)
.......................
0.03 0.06 0.16 0.21 0.18 0.13
Net realized and unrealized gain (loss) ..............
(0.65) (0.25) 0.49 0.61 (0.40) (0.24)
Net increase (decrease) from investment operations ......
(0.62) (0.19) 0.65 0.82 (0.22) (0.11)
Distributions
(b)
– – – – – –
From net investment income ....................
(0.05) (0.12) (0.16) (0.23) (0.19) (0.19)
Return of capital .............................
— — — (0.00)
(c)
— (0.01)
Total distributions .............................
(0.05) (0.12) (0.16) (0.23) (0.19) (0.20)
Net asset value, end of period ....................
$ 10.16 $ 10.83 $ 11.14 $ 10.65 $ 10.06 $ 10.47
Total Return
(d)
(5.75)% (1.73)% 6.18% 8.30% (2.07)% —
Based on net asset value ........................
(5.75)%
(e)
(1.73)% 6.18% 8.30% (2.07)% (1.04)%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.32%
(g)
1.23% 1.36% 2.11% 1.64% 1.47%
Total expenses after fees waived and/or reimbursed ......
0.95%
(g)
0.95% 1.06% 1.46% 1.26% 1.08%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.95%
(g)
0.95% 0.95% 0.95% 0.95% 0.96%
Net investment income .........................
0.65%
(g)
0.59% 1.51% 2.06% 1.72% 1.30%
Supplemental Data
Net assets, end of period (000) ....................
$ 4,111 $ 4,377 $ 5,133 $ 13,734 $ 19,660 $ 22,215
Portfolio turnover rate
(h)
.........................
382% 715% 745% 837% 892% 982%
Six Months Ended
03/31/22
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 234% 458% 508% 571% 590% 658%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
99
Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of open-end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends
Fund Name Herein Referred To As
Diversification
Classification
BlackRock GNMA Portfolio .................................................. GNMA Diversified
BlackRock Income Fund .................................................... Income Fund Diversified
BlackRock U.S. Government Bond Portfolio ....................................... U.S. Government Bond Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional, Class K and Class R Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
100
are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2022 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940
Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investments or borrowings to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with
U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan ”) approved by the Board of Trustees of the Trust (the “Board”),  the trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements)each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Notes to Financial Statements
(unaudited) (continued)
101
Notes to Financial Statements
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
102
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of March 31, 2022, certain investments of the Income Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stri pped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable

Notes to Financial Statements
(unaudited) (continued)
103
Notes to Financial Statements
coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium . Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Income Fund had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Income Fund Trident TPI Holdings, Inc., Delayed Draw Term Loan B3 ....... $ 65,912 $ 65,911 $ 64,964 $ (947)

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
104
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund  realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended March 31, 2022, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for U.S.
Government Bond were $19,399,213 and 0.09%, respectively.
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-
pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of U.S. Government Bond's open reverse repurchase agreements by counterparty which are subject to offset under an
MRA on a net basis:
(a)
Collateral with a value of $83,986,667 has been pledged in connection with open reverse repurchase agreements.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Counterparty
Reverse Repurchase
Agreements
Fair Value of Non-Cash
Collateral Pledged Including
Accrued Interest
(a)
Cash Collateral
Pledged/Received Net Amount
(b)
Nomura Securities International, Inc. ................... $ (84,160,492) $ 83,986,667 $ — $ (173,825)

Notes to Financial Statements
(unaudited) (continued)
105
Notes to Financial Statements
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
106
of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

Notes to Financial Statements
(unaudited) (continued)
107
Notes to Financial Statements
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Income Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore)
Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of Income Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Income Fund to the Manager.
With respect to U.S. Government Bond, the Manager entered into a sub-advisory agreement with BIL, an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of U.S. Government Bond for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by U.S.
Government Bond to the Manager.
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended March 31, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
GNMA
U.S. Government
Bond
Average Daily Net Assets
Investment
Advisory Fees
Investment
Advisory Fees
First $1 b illion ............................................................................................ 0.340% 0.390%
$1 billion - $3 b illion ........................................................................................ 0.320 0.370
$3 billion - $5 b illion ........................................................................................ 0.310 0.350
$5 billion - $10 b illion ....................................................................................... 0.300 0.340
Greater than $10 b illion ...................................................................................... 0.280 0.330
Income Fund
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion .......................................................................................................... 0.500%
$1 billion - $2 billion ...................................................................................................... 0.450
$2 billion - $3 billion ...................................................................................................... 0.425
Greater than $3 billion .................................................................................................... 0.400
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —
Investor C ................................................................................................. 0.25 0.75%
Class R .................................................................................................. 0.25 0.25
Fund Name Investor A Investor C Class R Total
GNMA ............................................................................. $ 176,780 $ 80,433 — $ 257,213
Income Fund ......................................................................... 266,414 159,658 — 426,072
U.S. Government Bond .................................................................. 406,868 65,776 10,776 483,420

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
108
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended March 31, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2022, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2022, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended March 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  March 31, 2022 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund's Investor
A Shares as follows:
For the six months ended March 31, 2022, affiliates received CDSCs as follows:
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Fund Name Institutional Investor A Investor C Class K Class R Total
GNMA ............................................................. $ 32,928 $ 14,141 $ 1,608 $ 4,398 — $ 53,075
Income Fund ......................................................... 234,299 21,311 3,193 37,805 — 296,608
U.S. Government Bond .................................................. 28,675 32,547 1,315 1,660 431 64,628
Fund Name Institutional Investor A Total
GNMA ......................................................................................... $ 7,750 $ 1,263 $ 9,013
U.S. Government Bond .............................................................................. 16,527 1,116 17,643
Fund Name Institutional Investor A Investor C Class K Class R Total
GNMA ...................................................... $ 5,817 $ 963 $ 183 $ 74 $ — $ 7,037
Income Fund .................................................. 1,090 544 289 — — 1,923
U.S. Government Bond ........................................... 692 9,327 711 22 29 10,781
Fund Name Institutional Investor A Investor C Class K Class R Total
GNMA ............................................................. $ 163,771 $ 74,910 $ 6,120 $ 900 — $ 245,701
Income Fund ......................................................... 1,832,782 94,862 14,455 17,928 — 1,960,027
U.S. Government Bond .................................................. 201,358 250,024 9,988 1,216 6,401 468,987
GNMA ................................................................................................................ $ 5,085
Income Fund ............................................................................................................ 6,258
U.S. Government Bond ..................................................................................................... 1,122
Fund Name Investor A Investor C
GNMA ..................................................................................................... $ 3,254 $ 957
Income Fund ................................................................................................. 20,014 3,650
U.S. Government Bond .......................................................................................... 2,695 1,015

Notes to Financial Statements
(unaudited) (continued)
109
Notes to Financial Statements
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
For the six months ended March 31, 2022, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023.  The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended March 31, 2022, Income Fund waived $81,217 in investment advisory fees pursuant to these arrangements.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended March 31, 2022, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
Fund Name Amounts Waived
GNMA ............................................................................................................ $ 459
Income Fund ........................................................................................................ 38,600
U.S. Government Bond ................................................................................................. 3,485
Fund Name Institutional Investor A Investor C Class K Class R
GNMA .................................................................. 0.42% 0.67% 1.42% 0.37% N/A
Income Fund .............................................................. 0.62 0.87 1.62 0.57 N/A
U.S. Government Bond ....................................................... 0.45 0.70 1.45 0.40 0.95%
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
GNMA .................................................................................................................. $ 225,924
U.S. Government Bond ....................................................................................................... 326,266

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
110
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2022, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order ”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and GNMA is permitted to lend under the Interfund Lending
Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended March 31, 2022, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. F or the six months ended March 31 , 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended March 31, 2022, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term investments, were as follows:
Fund Name/Share Class
Administration Fees
Waived – Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed – Class
Specific
GNMA
Institutional .................................................................................... $ 32,928 $ 82,310
Investor A ..................................................................................... 14,141 39,754
Investor C ..................................................................................... 1,570 2,176
Class K ...................................................................................... 4,398 900
$ 53,037 $ 125,140
Income Fund
Institutional .................................................................................... 234,299 777,585
Investor A ..................................................................................... 18,538 1,567
Investor C ..................................................................................... 2,532 700
Class K ...................................................................................... 30 —
$ 255,399 $ 779,852
U.S. Government Bond
Institutional .................................................................................... 28,673 128,764
Investor A ..................................................................................... 32,545 168,208
Investor C ..................................................................................... 1,315 6,685
Class K ...................................................................................... 1,660 1,197
Class R ...................................................................................... 431 5,337
$ 64,624 $ 310,191
Fund Name Purchases  Sales
Net Realized
Gain (Loss)
Income Fund ...................................................................... $ 5,577,411 $ 41,336,493 $ (4,049,854)
U.S. Government Bond ............................................................... — 140,935 (14,394)
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
GNMA ............................................................. $ — $ — $ 6,146,477,678 $ 6,246,806,390
Income Fund ......................................................... 357,885,935 116,231,010 1,166,002,803 1,532,176,112
U.S. Government Bond .................................................. 15,681,826 41,735,860 2,909,634,688 2,928,876,413

Notes to Financial Statements
(unaudited) (continued)
111
Notes to Financial Statements
For the six months ended March 31, 2022, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of September 30, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of March 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate
(but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the six months ended March 31, 2022, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic
Fund Name Purchases Sales
GNMA ............................................................................................. $ 2,709,452,416 $ 2,713,561,359
U.S. Government Bond .................................................................................. 1,132,851,253 1,134,134,373
Fund Name
Non-expiring
Capital Loss
Carryforwards
GNMA ............................................................................................................... $ 79,608,675
U.S. Government Bond .................................................................................................... 34,614,181
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
GNMA ......................................................... $ 884,081,507 $ 8,534,652 $ (25,921,567) $ (17,386,915)
Income Fund .................................................... 2,834,273,891 25,692,054 (193,816,700) (168,124,646)
U.S. Government Bond ............................................. 863,378,881 6,805,981 (35,488,896) (28,682,915)

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
112
may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
113
Notes to Financial Statements
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
03/31/22
Year Ended
09/30/21
Fund Name/Share Class
Shares Amount Shares Amount
GNMA
Institutional
Shares sold .............................................
5,337,630 $ 49,049,774 17,597,000 $ 166,395,898
Shares issued in reinvestment of distributions ........................
255,368 2,326,567 710,416 6,709,784
Shares redeemed .........................................
(14,171,100) (128,939,168) (16,925,932) (159,655,233)
(8,578,102) $ (77,562,827) 1,381,484 $ 13,450,449
Service
(a)
Shares sold .............................................
— $ — 40,001 $ 379,504
Shares issued in reinvestment of distributions ........................
— — 4,966 46,955
Shares redeemed and automatic conversion of shares ...................
— — (484,343) (4,548,368)
— $ — (439,376) $ (4,121,909)
Investor A
Shares sold and automatic conversion of shares .......................
559,245 $ 5,140,410 4,840,842 $ 45,929,241
Shares issued in reinvestment of distributions ........................
97,502 891,555 282,583 2,681,353
Shares redeemed .........................................
(2,160,842) (19,830,870) (5,869,030) (55,593,851)
(1,504,095) $ (13,798,905) (745,605) $ (6,983,257)
Investor C
Shares sold .............................................
61,707 $ 567,734 765,088 $ 7,243,092
Shares issued in reinvestment of distributions ........................
5,183 47,178 30,698 290,549
Shares redeemed and automatic conversion of shares ...................
(540,707) (4,927,423) (2,124,112) (20,042,199)
(473,817) $ (4,312,511) (1,328,326) $ (12,508,558)
Class K
Shares sold .............................................
3,654,893 $ 33,521,972 677,934 $ 6,382,442
Shares issued in reinvestment of distributions ........................
40,660 366,534 105,302 993,252
Shares redeemed .........................................
(420,120) (3,816,891) (4,628,107) (43,628,356)
3,275,433 $ 30,071,615 (3,844,871) $ (36,252,662)
(7,280,581) $ (65,602,628) (4,976,694) $ (46,415,937)
Income Fund
Institutional
Shares sold .............................................
43,322,694 $ 432,391,214 177,283,497 $ 1,871,718,030
Shares issued in reinvestment of distributions ........................
7,965,567 79,400,280 6,094,766 64,281,239
Shares redeemed .........................................
(89,202,758) (886,418,563) (59,774,286) (630,929,091)
(37,914,497) $ (374,627,069) 123,603,977 $ 1,305,070,178
Investor A
Shares sold and automatic conversion of shares .......................
3,244,203 $ 32,409,343 12,206,813 $ 128,976,885
Shares issued in reinvestment of distributions ........................
720,280 7,178,747 570,018 6,009,637
Shares redeemed .........................................
(5,421,198) (54,022,649) (4,681,731) (49,354,869)
(1,456,715) $ (14,434,559) 8,095,100 $ 85,631,653
Investor C
Shares sold .............................................
140,479 $ 1,427,187 1,136,913 $ 12,023,586
Shares issued in reinvestment of distributions ........................
97,488 973,357 78,940 836,736
Shares redeemed and automatic conversion of shares ...................
(723,411) (7,197,765) (838,572) (8,858,075)
(485,444) $ (4,797,221) 377,281 $ 4,002,247
Class K
Shares sold .............................................
5,227,770 $ 52,551,384 29,160,407 $ 305,863,192
Shares issued in reinvestment of distributions ........................
1,415,243 14,097,718 1,021,889 10,778,113
Shares redeemed .........................................
(5,981,842) (58,965,863) (5,939,577) (62,572,479)
661,171 $ 7,683,239 24,242,719 $ 254,068,826
(39,195,485) $ (386,175,610) 156,319,077 $ 1,648,772,904

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
114
(a)
On July 6, 2021, the Fund’s issued and outstanding Service Shares converted into Investor A Shares.
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:
Effective April 14, 2022, the 364-day credit agreement to which the Trust, on behalf of the Funds, and the Participating Funds are party was amended to (i) increase the aggregate commitment amount to $2.50 billion, (ii) update the interest terms at a rate equal to the higher of (a) Overnight Bank Funding Rate (but, in any event, not less than
0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10%
and (y) 0.80% per annum and (iii) extend the termination date to April 2023.
d
Six Months Ended
03/31/22
Year Ended
09/30/21
Fund Name/Share Class
Shares Amount Shares Amount
U.S. Government Bond
Institutional
Shares sold .............................................
6,768,629 $ 71,698,462 13,738,282 $ 150,672,265
Shares issued in reinvestment of distributions ........................
169,354 1,787,358 468,348 5,116,557
Shares redeemed .........................................
(7,614,091) (80,408,520) (23,932,381) (261,258,422)
(676,108) $ (6,922,700) (9,725,751) $ (105,469,600)
Service
(a)
Shares sold .............................................
— $ — 2,622 $ 28,469
Shares issued in reinvestment of distributions ........................
— — 323 3,551
Shares redeemed and automatic conversion of shares ...................
— — (103,180) (1,137,606)
— $ — (100,235) $ (1,105,586)
Investor A
Shares sold and automatic conversion of shares .......................
1,704,473 $ 18,162,531 5,305,826 $ 58,316,134
Shares issued in reinvestment of distributions ........................
152,281 1,610,612 388,019 4,246,875
Shares redeemed .........................................
(3,514,288) (37,362,033) (11,481,187) (125,757,732)
(1,657,534) $ (17,588,890) (5,787,342) $ (63,194,723)
Investor C
Shares sold .............................................
276,105 $ 2,951,191 639,077 $ 7,022,572
Shares issued in reinvestment of distributions ........................
2,547 26,713 10,013 109,578
Shares redeemed .........................................
(421,650) (4,493,786) (1,664,928) (18,248,883)
(142,998) $ (1,515,882) (1,015,838) $ (11,116,733)
Class K
Shares sold .............................................
376,373 $ 3,989,573 602,367 $ 6,572,718
Shares issued in reinvestment of distributions ........................
11,611 122,537 24,851 271,311
Shares redeemed .........................................
(340,220) (3,608,776) (636,845) (6,960,109)
47,764 $ 503,334 (9,627) $ (116,080)
Class R
Shares sold .............................................
98,957 $ 1,055,301 135,975 $ 1,487,159
Shares issued in reinvestment of distributions ........................
1,880 19,863 4,338 47,453
Shares redeemed .........................................
(100,425) (1,071,460) (197,045) (2,168,224)
412 $ 3,704 (56,732) $ (633,612)
(2,428,464) $ (25,520,434) (16,695,525) $ (181,636,334)

Statement Regarding Liquidity Risk Management Program
115
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the "Trust") has adopted and implemented a liquidity risk management program (the “Program”) for the BlackRock GNMA Portfolio, BlackRock Income Fund and BlackRock U.S. Government Bond Portfolio (the
“Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust on behalf of the Funds, met on November 18-19, 2021 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing.
Derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The
Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology.
The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information
2022
BlackRock Semi-Annual Report to Shareholders
116
Proxy Results
At a Joint Special Meeting of Shareholders of BlackRock GNMA Portfolio, held on October 26, 2021 and adjourned to November 19, 2021 and further adjourned to December
23, 2021, Fund shareholders were asked to vote on the following proposals:
Proposal 1. To approve the amendment or elimination, as applicable, of certain of the fundamental investment restrictions of the Fund.
Proposal 1a. To Approve the Amendment of the Fundamental Investment Restriction Regarding Concentration.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1b. To Approve the Amendment of the Fundamental Investment Restriction Regarding Borrowing and the Issuance of Senior Securities.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1e. To Approve the Amendment of the Fundamental Investment Restriction Regarding Investing in Real Estate.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1f. To Approve the Amendment of the Fundamental Investment Restriction Regarding Underwriting.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1g. To Approve the Amendment of the Fundamental Investment Restriction Regarding Investing in Commodities.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1h. To Approve the Amendment of the Fundamental Investment Restriction Regarding Lending.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1i. To Approve the Elimination of the Fundamental Investment Restriction Regarding Diversification.
With respect to this Proposal, the shares of the Fund were voted as follows:
For Against Abstain
26,284,021 1,110,742 4,595,529
For Against Abstain
26,175,063 1,291,258 4,523,971
For Against Abstain
26,595,286 866,028 4,528,978
For Against Abstain
26,292,688 1,167,544 4,530,060
For Against Abstain
26,307,044 1,129,106 4,554,142
For Against Abstain
26,193,307 1,248,399 4,548,586
For Against Abstain
26,353,757 1,144,371 4,492,164

Additional Information
(continued)
117
Additional Information
Proposal 1j. To Approve the Elimination of the Fundamental Investment Restriction Regarding Investing for the Purpose of Exercising Control or Management.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1k. To Approve the Elimination of the Fundamental Investment Restriction Regarding Purchasing Commodities Contracts and Investing in Oil, Gas or
Mineral Exploration or Development Programs.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1l. To Approve the Elimination of the Fundamental Investment Restriction Regarding Acquiring Other Investment Companies.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1m. To Approve the Elimination of the Fundamental Investment Restriction Regarding Writing and Selling Options, Straddles and Spreads.
With respect to this Proposal, the shares of the Fund were voted as follows:
Proposal 1n. To Approve the Elimination of the Fundamental Investment Restriction Regarding the Purchase of Securities on Margin and Short Sales.
With respect to this Proposal, the shares of the Fund were voted as follows:
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports , current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
For Against Abstain
25,829,480 1,539,189 4,621,624
For Against Abstain
25,930,169 1,526,808 4,533,316
For Against Abstain
26,120,237 1,288,558 4,581,497
For Against Abstain
25,781,932 1,550,398 4,657,962
For Against Abstain
25,654,685 1,765,543 4,570,064

Additional Information
(continued)
2022
BlackRock Semi-Annual Report to Shareholders
118
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Additional Information
(continued)
119
Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(b)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Income Fund and BlackRock U.S. Government Bond Portfolio.
(b)
For BlackRock Income Fund.

Glossary of Terms Used in this Report
2022
BlackRock Semi-Annual Report to Shareholders
120
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
JPY Japanese Yen
MXN Mexican Peso
RUB New Russian Ruble
SGD Singapore Dollar
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
TaxableCGU-3/22-SAR

March 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Funds V
BlackRock Sustainable High Yield Bond Fund
BlackRock Sustainable Low Duration Bond Fund
BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund

Dear Shareholder,
The 12-month reporting period as of March 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions.
However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.
Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-
capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a strong advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. The corporate bond market also faced inflationary headwinds, although the improving economy assuaged credit concerns and high-yield corporate bonds consequently declined less than investment-grade corporate bonds.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued
high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.
Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. Sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.
In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-
carbon world, such as technology and health care, are particularly attractive in the long term. We favor U.S.
equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2022
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
5.92% 15.65%
U.S. small cap equities
(Russell 2000
®
Index)
(5.55) (5.79)
International equities
(MSCI Europe, Australasia,
Far East Index)
(3.38) 1.16
Emerging market equities
(MSCI Emerging Markets
Index)
(8.20) (11.37)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.05 0.07
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.04) (3.31)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(5.92) (4.15)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(5.55) (4.47)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(4.16) (0.66)
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of March 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Sustainable High Yield Bond Fund
Investment Objective
BlackRock Sustainable High Yield Bond Fund's (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2022, the Fund outperformed its benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.
What factors influenced performance?
The Fund’s tactical allocation to floating rate loan interest, which meaningfully outperformed high yield bonds, contributed to performance. An underweight in BB rated bonds also helped results, as BBs underperformed other credit rating segments during the period. Security selection in the wireless, cable & satellite and media & entertainment sectors contributed, as well.
An underweight in the energy sector, which reflects the Fund’s ESG and climate objectives, detracted from relative performance. Security selection in chemicals and packaging also detracted.
Describe recent portfolio activity.
The investment adviser actively sought to participate in the new issuance of high yield green bonds. Although this area is still less than 1% of the U.S. high yield market overall, the Fund has a weighting of approximately 6%. Across other sustainability-oriented measures, the Fund was overweight in issuers that had set science-based targets or were part of the Transition Pathway Initiative, a global, asset-owner led initiative which assesses companies' preparedness for the transition to a low carbon economy. The portfolio of high yield bonds had 45% lower emissions intensity than its benchmark.
While the investment adviser remained nimble in positioning across rating tiers and sectors, it maintained a preference for B and CCC rated bonds. The portfolio’s beta varied against the benchmark as the investment adviser’s risk appetite evolved, but it ended the period just under 1.0. (Beta is a measure of portfolio risk; a beta of 1.0 indicates the same level of risk as the overall market.)
Describe portfolio positioning at period end.
The portfolio of high yield bonds was positioned to achieve a materially better MSCI ESG score than the benchmark. The Fund’s score stood at 5.11 at the close of the period, compared to 4.62 for the index.
From a credit quality perspective, the Fund remained meaningfully underweight in BB-rated securities and overweight in both Bs and CCCs. With that said, it maintained an underweight in the highest-yielding portion of the market that contains a larger concentration of stressed assets. Loans have been a critical asset allocation tool for the Fund, as loans’ lack of duration (interest rate sensitivity) have helped them outperform fixed-rate high yield bonds
The Fund’s leading sector overweights included information technology, wireline telecommunications and insurance, while midstream energy, independent energy and financials were among its largest underweights. Total fossil fuels exposure was 3%, approximately half that of the benchmark.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of March 31, 2022 (continued)
5
Fund Summary
BlackRock Sustainable High Yield Bond Fund
Performance Summary
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual
Total Returns
(a)(b)
Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Institutional .............................................................. 5.06% 4.06% (3.98)% (3.97)% N/A
Investor A ............................................................... 4.62 3.65 (4.10) (4.13) (7.96)%
Class K ................................................................ 5.10 4.26 (3.96) (3.94) N/A
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
(d)
....................... — — (4.16) (3.55) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high yield bonds.
(c)
The Fund commenced operations on July 22, 2021.
(d)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, an unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/21)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/21)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 960.20 $ 2.83 $ 1,000.00 $ 1,022.04 $ 2.92 0.58%
Investor A ................................ 1,000.00 959.00 4.05 1,000.00 1,020.79 4.18 0.83
Class K .................................. 1,000.00 960.40 2.59 1,000.00 1,022.29 2.67 0.53
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 84%
Floating Rate Loan Interests ........................... 14
Common Stocks ................................... 2
Capital Trusts ..................................... —
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
BBB/Baa ....................................... 3%
BB/Ba ......................................... 45
B ............................................ 37
CCC/ Caa ....................................... 13
NR ........................................... 2
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Fund Summary
as of March 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders
6
BlackRock Sustainable Low Duration Bond Fund
Investment Objective
BlackRock Sustainable Low Duration Bond Fund's (the “Fund”) investment objective is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/18/21)
(a)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(10/01/21)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 969.20 $ 1.77 $ 1,000.00 $ 1,022.94 $ 2.02 0.40%
Investor A ................................ 1,000.00 968.10 2.87 1,000.00 1,021.69 3.28 0.65
Class K .................................. 1,000.00 969.40 1.55 1,000.00 1,023.19 1.77 0.35
(a)
Commencement of operations.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 164/365 for actual expenses and 182/365 for hypothetical expenses (to reflect the six month period shown ).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 45%
U.S. Treasury Obligations ............................. 28
Asset-Backed Securities .............................. 12
U.S. Government Sponsored Agency Securities .............. 7
Non-Agency Mortgage-Backed Securities .................. 7
Foreign Agency Obligations ............................ 1
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/ Aaa
(c)
...................................... 56%
AA/Aa ......................................... 1
A ............................................ 14
BBB/Baa ....................................... 20
BB/Ba ......................................... 4
B ............................................ 2
CCC/ Caa ....................................... —
(d)
NR ........................................... 3
(a)
Excludes short-term securities and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of March 31, 2022
7
Fund Summary
BlackRock Sustainable Total Return Fund
Investment Objective
BlackRock Sustainable Total Return Fund’s (the “Fund”) investment objective is to realize a total return that exceeds that of the Bloomberg U.S. Aggregate Bond Index
(the "Benchmark") while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Benchmark.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/18/21)
(a)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(10/01/21)
Ending
Account Value
(03/31/22)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 934.30 $ 1.91 $ 1,000 .00 $ 1,022.74 $ 2.22 0.44%
Investor A ................................ 1,000.00 933.10 3.21 1,000.00 1,021.24 3.73 0.74
Class K .................................. 1,000.00 934.50 1.69 1,000.00 1,022.99 1.97 0.39
(a)
Commencement of operations.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 164/365 for actual expenses and 182/365 for hypothetical expenses (to reflect the six month period shown ).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 35%
U.S. Government Sponsored Agency Securities .............. 35
Asset-Backed Securities .............................. 11
U.S. Treasury Obligations ............................. 9
Non-Agency Mortgage-Backed Securities .................. 6
Foreign Government Obligations ........................ 4
Municipal Bonds ................................... —
(b)
Capital Trusts ..................................... —
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/ Aaa
(d)
...................................... 51%
AA/Aa ......................................... 5
A ............................................ 14
BBB/Baa ....................................... 20
BB/Ba ......................................... 1
B ............................................ 1
NR ........................................... 8
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

About Fund Performance
2022
BlackRock Semi-Annual Report to Shareholders
8
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for BlackRock Sustainable High Yield Bond Fund and BlackRock Sustainable
Total Return Fund and 2.25% for BlackRock Sustainable Low Duration Bond Fund and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributio ns paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
9
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Shares
Shares Value
Common Stocks
Chemicals — 0.3%
Diversey Holdings Ltd.
(a)
.............. 4,106 $ 31,083
Element Solutions, Inc. ............... 4,061 88,936
120,019
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(a)
......... 1,173 9,243
Equity Real Estate Investment Trusts (REITs) — 0.4%
VICI Properties, Inc. ................. 6,574 187,096
Hotels, Restaurants & Leisure — 0.2%
Aramark
(b)
........................ 2,155 81,028
IT Services — 0.1%
(a)
Square, Inc., Class A ................ 259 35,120
Twilio , Inc., Class A ................. 87 14,339
49,459
Life Sciences Tools & Services — 0.4%
(a)
Avantor , Inc. ...................... 2,591 87,628
Syneos Health, Inc. ................. 1,318 106,692
194,320
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 20,492 70,902
Oil, Gas & Consumable Fuels — 0.2%
Occidental Petroleum Corp. ............ 1,600 90,784
Road & Rail — 0.1%
Uber Technologies, Inc.
(a)
............. 1,774 63,296
Total Common Stocks — 1.8%
(Cost: $889,987) ................................ 866,147
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 2.2%
Bombardier, Inc.
(c)
7.13%, 06/15/26 ................. USD 76 74,480
7.88%, 04/15/27 ................. 137 134,139
6.00%, 02/15/28 ................. 59 55,297
TransDigm , Inc.
6.25%, 03/15/26
(c)
................ 472 484,574
4.63%, 01/15/29 ................. 89 83,212
4.88%, 05/01/29 ................. 68 63,734
Triumph Group, Inc., 8.88%, 06/01/24
(c)
... 129 136,250
1,031,686
Airlines — 2.0%
(c)
American Airlines, Inc.
11.75%, 07/15/25 ................ 195 227,661
5.75%, 04/20/29 ................. 315 314,173
United Airlines, Inc.
4.38%, 04/15/26 ................. 217 213,457
4.63%, 04/15/29 ................. 185 175,926
931,217
Auto Components — 1.4%
Clarios Global LP
(c)
6.75%, 05/15/25 ................. 93 96,304
6.25%, 05/15/26 ................. 144 148,140
8.50%, 05/15/27 ................. 389 403,588
648,032
Security
Par (000)
Par (000) Value
Automobiles — 0.8%
Ford Motor Co.
3.25%, 02/12/32 ................. USD 315 $ 281,336
4.75%, 01/15/43 ................. 42 38,147
Thor Industries, Inc., 4.00%, 10/15/29
(c)
... 40 35,116
354,599
Building Products — 0.6%
(c)
Cornerstone Building Brands, Inc., 6.13%,
01/15/29 ..................... 137 127,143
JELD-WEN, Inc., 4.63%, 12/15/25 ...... 49 47,163
Standard Industries, Inc.
4.38%, 07/15/30 ................. 35 32,058
3.38%, 01/15/31 ................. 30 26,250
Victors Merger Corp., 6.38%, 05/15/29 .... 44 36,018
268,632
Capital Markets — 0.3%
(c)
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................ 47 44,180
MSCI, Inc.
3.63%, 09/01/30 ................. 36 33,746
3.63%, 11/01/31 ................. 39 36,709
3.25%, 08/15/33 ................. 41 36,851
151,486
Chemicals — 2.9%
Ashland LLC, 3.38%, 09/01/31
(c)
........ 109 96,192
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ................. 150 144,307
3.38%, 02/15/29 ................. 350 307,720
Diamond BC BV, 4.63%, 10/01/29
(c)
...... 64 57,440
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 175 163,406
HB Fuller Co., 4.00%, 02/15/27 ........ 47 46,295
Herens Midco SARL, 4.75%, 05/15/28
(c)
... 200 179,346
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 25 22,596
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)(d)
54 52,380
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
77 73,343
WR Grace Holdings LLC, 5.63%, 08/15/29
(c)
230 215,073
1,358,098
Commercial Services & Supplies — 2.6%
ADT Security Corp. (The), 4.88%, 07/15/32
(c)
21 19,320
Allied Universal Holdco LLC
(c)
6.63%, 07/15/26 ................. 185 187,189
9.75%, 07/15/27 ................. 160 165,379
4.63%, 06/01/28 ................. 200 188,980
APi Escrow Corp., 4.75%, 10/15/29
(c)
..... 24 22,290
APi Group DE, Inc., 4.13%, 07/15/29
(c)
.... 19 17,510
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 26 26,577
5.75%, 07/15/29 ................. 50 45,617
Aramark Services, Inc., 5.00%, 02/01/28
(c)
.. 53 51,410
Covanta Holding Corp., 5.00%, 09/01/30 .. 70 66,325
Garda World Security Corp.
(c)
4.63%, 02/15/27 ................. 46 44,089
9.50%, 11/01/27 ................. 34 34,850
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 41 39,360
Madison IAQ LLC
(c)
4.13%, 06/30/28 ................. 26 23,962
5.88%, 06/30/29 ................. 92 82,570
Nielsen Finance LLC, 5.88%, 10/01/30
(c)
... 78 78,195
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. 54 55,090
6.25%, 01/15/28 ................. 83 81,223
1,229,936

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Communications Equipment — 1.8%
Avaya, Inc., 6.13%, 09/15/28
(c)
......... USD 216 $ 213,013
Ciena Corp., 4.00%, 01/31/30
(c)
........ 25 24,063
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 93 88,081
CommScope , Inc.
(c)
6.00%, 03/01/26 ................. 45 45,522
8.25%, 03/01/27 ................. 19 18,477
7.13%, 07/01/28 ................. 30 27,101
4.75%, 09/01/29 ................. 116 106,837
Nokia OYJ
4.38%, 06/12/27 ................. 45 45,647
6.63%, 05/15/39 ................. 96 114,360
Viasat , Inc.
(c)
5.63%, 09/15/25 ................. 29 28,323
6.50%, 07/15/28 ................. 7 6,720
ViaSat, Inc., 5.63%, 04/15/27
(c)
......... 25 24,625
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
... 86 80,704
823,473
Construction & Engineering — 0.1%
(c)
Dycom Industries, Inc., 4.50%, 04/15/29 ... 24 22,620
MasTec, Inc., 4.50%, 08/15/28 ......... 47 46,566
69,186
Consumer Finance — 1.5%
Ford Motor Credit Co. LLC
4.13%, 08/04/25 ................. 200 199,775
4.39%, 01/08/26 ................. 200 199,482
4.27%, 01/09/27 ................. 200 197,252
OneMain Finance Corp.
7.13%, 03/15/26 ................. 44 47,031
6.63%, 01/15/28 ................. 20 20,950
5.38%, 11/15/29 ................. 5 4,858
4.00%, 09/15/30 ................. 17 15,003
SLM Corp., 3.13%, 11/02/26 .......... 41 38,027
722,378
Containers & Packaging — 3.0%
ARD Finance SA, 6.50%, 06/30/27
(c)
..... 200 182,875
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(c)
............... 200 180,230
Ball Corp.
2.88%, 08/15/30 ................. 180 161,378
3.13%, 09/15/31 ................. 221 197,508
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 90 91,013
8.75%, 04/15/30 ................. 74 69,652
Crown Americas LLC, 4.25%, 09/30/26 ... 161 161,402
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(c)
.................... 25 25,750
Sealed Air Corp., 4.00%, 12/01/27
(c)
..... 117 114,075
Trivium Packaging Finance BV, 8.50%,
08/15/27
(c)(e)
................... 228 226,860
1,410,743
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29
(c)
............ 18 16,785
Diversified Consumer Services — 0.4%
Sotheby's, 5.88%, 06/01/29
(c)
.......... 200 193,500
Diversified Financial Services — 0.4%
(c)
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 63 60,393
Sabre GLBL, Inc.
9.25%, 04/15/25 ................. 42 46,562
7.38%, 09/01/25 ................. 30 31,327
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Shift4 Payments LLC, 4.63%, 11/01/26 .... USD 42 $ 40,845
179,127
Diversified Telecommunication Services — 6.9%
Altice France Holding SA, 6.00%, 02/15/28
(c)
200 172,500
Altice France SA
(c)
5.13%, 07/15/29 ................. 200 179,250
5.50%, 10/15/29 ................. 200 179,456
CCO Holdings LLC
4.75%, 03/01/30
(c)
................ 10 9,603
4.25%, 02/01/31
(c)
................ 19 17,242
4.75%, 02/01/32
(c)
................ 63 58,668
4.50%, 05/01/32 ................. 6 5,488
4.50%, 06/01/33
(c)
................ 19 17,053
4.25%, 01/15/34
(c)
................ 97 84,244
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
.................... 58 53,441
Frontier Communications Corp.
(c)
5.88%, 10/15/27 ................. 110 109,263
6.75%, 05/01/29 ................. 108 103,680
Frontier Communications Holdings LLC, 6.00%,
01/15/30
(c)
.................... 41 37,925
Iliad Holding SAS
(c)
6.50%, 10/15/26 ................. 200 200,540
7.00%, 10/15/28 ................. 294 294,435
Level 3 Financing, Inc.
(c)
4.25%, 07/01/28 ................. 113 103,735
3.63%, 01/15/29 ................. 24 21,000
3.75%, 07/15/29 ................. 103 91,282
Lumen Technologies, Inc.
5.13%, 12/15/26
(c)
................ 101 96,203
4.00%, 02/15/27
(c)
................ 4 3,725
4.50%, 01/15/29
(c)
................ 3 2,580
5.38%, 06/15/29
(c)
................ 232 206,625
Series P, 7.60%, 09/15/39 .......... 16 15,366
Sprint Capital Corp.
6.88%, 11/15/28 ................. 223 258,388
8.75%, 03/15/32 ................. 182 245,154
Switch Ltd.
(c)
3.75%, 09/15/28 ................. 49 47,518
4.13%, 06/15/29 ................. 118 116,082
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 60 57,344
6.00%, 09/30/34 ................. 71 66,745
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 123 113,188
6.13%, 03/01/28 ................. 274 245,230
3,212,953
Electric Utilities — 2.5%
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(c)
.................... 233 234,747
NRG Energy, Inc.
(c)
3.63%, 02/15/31 ................. 69 60,692
3.88%, 02/15/32 ................. 94 82,720
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 738 726,052
PG&E Corp., 5.25%, 07/01/30 ......... 43 41,706
1,145,917
Electrical Equipment — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28
(c)
.... 107 97,650
Electronic Equipment, Instruments & Components — 0.3%
Sensata Technologies, Inc., 4.38%, 02/15/30
(c)
145 138,670

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Entertainment — 0.9%
(c)
AMC Entertainment Holdings, Inc.
10.00%, 06/15/26 ................ USD 75 $ 67,788
7.50%, 02/15/29 ................. 51 49,560
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 76 73,245
Live Nation Entertainment, Inc.
6.50%, 05/15/27 ................. 95 101,177
4.75%, 10/15/27 ................. 24 23,400
3.75%, 01/15/28 ................. 20 18,797
Playtika Holding Corp., 4.25%, 03/15/29 ... 79 72,878
WMG Acquisition Corp., 3.88%, 07/15/30 .. 24 22,860
429,705
Equity Real Estate Investment Trusts (REITs) — 2.8%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 43 40,133
CTR Partnership LP, 3.88%, 06/30/28
(c)
... 23 21,683
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 106 100,700
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 92 86,250
Iron Mountain, Inc.
(c)
5.25%, 07/15/30 ................. 21 20,580
5.63%, 07/15/32 ................. 85 83,749
MGM Growth Properties Operating Partnership
LP
4.50%, 09/01/26 ................. 185 185,925
4.50%, 01/15/28 ................. 69 69,518
RHP Hotel Properties LP, 4.75%, 10/15/27 . 22 21,170
SBA Communications Corp., 3.88%, 02/15/27 121 118,026
Uniti Group LP
(c)
4.75%, 04/15/28 ................. 149 140,620
6.50%, 02/15/29 ................. 106 98,829
6.00%, 01/15/30 ................. 30 27,000
VICI Properties LP
(c)
4.25%, 12/01/26 ................. 144 143,395
4.63%, 12/01/29 ................. 70 69,825
4.13%, 08/15/30 ................. 89 85,917
1,313,320
Food & Staples Retailing — 0.8%
(c)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 40 37,801
4.88%, 02/15/30 ................. 69 67,189
United Natural Foods, Inc., 6.75%, 10/15/28 106 108,650
US Foods, Inc.
6.25%, 04/15/25 ................. 100 102,500
4.75%, 02/15/29 ................. 44 41,965
358,105
Food Products — 1.3%
Chobani LLC
(c)
7.50%, 04/15/25 ................. 67 64,776
4.63%, 11/15/28 ................. 95 87,637
Kraft Heinz Foods Co., 5.50%, 06/01/50 ... 177 200,989
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 135 135,000
4.13%, 01/31/30 ................. 100 93,383
4.38%, 01/31/32 ................. 49 45,777
627,562
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 16 15,000
Health Care Equipment & Supplies — 1.7%
(c)
Avantor Funding, Inc.
4.63%, 07/15/28 ................. 111 109,779
3.88%, 11/01/29 ................. 47 44,180
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Hologic, Inc., 3.25%, 02/15/29 ......... USD 221 $ 206,363
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/29 165 153,396
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 ................. 92 94,760
7.25%, 02/01/28 ................. 160 164,800
773,278
Health Care Providers & Services — 5.4%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(c)
47 47,235
AdaptHealth LLC, 6.13%, 08/01/28
(c)
..... 45 44,662
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
86 79,980
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 27 25,920
Centene Corp.
2.45%, 07/15/28 ................. 88 80,406
3.00%, 10/15/30 ................. 313 287,481
2.50%, 03/01/31 ................. 104 91,783
2.63%, 08/01/31 ................. 101 89,890
Community Health Systems, Inc.
(c)
8.00%, 03/15/26 ................. 86 89,562
6.00%, 01/15/29 ................. 151 152,577
6.88%, 04/15/29 ................. 18 17,685
6.13%, 04/01/30 ................. 39 36,289
DaVita, Inc., 4.63%, 06/01/30
(c)
........ 6 5,603
Encompass Health Corp.
4.50%, 02/01/28 ................. 117 114,660
4.63%, 04/01/31 ................. 138 129,174
HCA, Inc.
5.63%, 09/01/28 ................. 159 171,919
3.50%, 09/01/30 ................. 161 155,536
4.63%, 03/15/52
(c)
................ 50 50,389
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 85 80,537
LifePoint Health, Inc., 5.38%, 01/15/29
(c)
... 68 64,252
MEDNAX, Inc., 5.38%, 02/15/30
(c)
....... 118 113,870
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(c)
.................... 38 35,424
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 24 23,751
3.88%, 11/15/30 ................. 59 56,640
3.88%, 05/15/32 ................. 48 45,645
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 32 30,000
Owens & Minor, Inc., 6.63%, 04/01/30
(c)
... 33 33,957
Surgery Center Holdings, Inc., 6.75%,
07/01/25
(c)
.................... 111 110,584
Tenet Healthcare Corp.
(c)
4.88%, 01/01/26 ................. 115 116,006
5.13%, 11/01/27 ................. 25 25,118
6.13%, 10/01/28 ................. 35 35,569
4.25%, 06/01/29 ................. 50 47,937
Vizient, Inc., 6.25%, 05/15/27
(c)
........ 47 48,410
2,538,451
Hotels, Restaurants & Leisure — 5.3%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. 33 31,269
4.38%, 01/15/28 ................. 82 78,720
4.00%, 10/15/30 ................. 6 5,412
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 107 102,720
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 163 168,288
4.63%, 10/15/29 ................. 147 137,445
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 129 130,290
Cedar Fair LP, 5.50%, 05/01/25
(c)
....... 122 125,283
Colt Merger Sub, Inc.
(c)
5.75%, 07/01/25 ................. 92 93,894
8.13%, 07/01/27 ................. 222 237,863

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. USD 53 $ 50,217
6.75%, 01/15/30 ................. 115 105,797
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(c)
................ 46 47,592
3.75%, 05/01/29
(c)
................ 46 43,179
4.88%, 01/15/30 ................. 153 152,655
4.00%, 05/01/31
(c)
................ 50 47,187
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
67 59,295
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
200 197,450
MGM Resorts International, 5.75%, 06/15/25 90 92,252
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 59 54,390
Scientific Games International, Inc.
(c)
8.25%, 03/15/26 ................. 35 36,444
7.25%, 11/15/29 ................. 44 46,090
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
79 82,456
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 93 96,058
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 71 68,337
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(c)
116 109,185
Yum! Brands, Inc., 4.75%, 01/15/30
(c)
..... 91 89,237
2,489,005
Household Durables — 1.2%
Ashton Woods USA LLC
(c)
4.63%, 08/01/29 ................. 25 22,046
4.63%, 04/01/30 ................. 35 30,491
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(c)
.................... 97 88,077
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
68 69,870
Newell Brands, Inc., 6.00%, 04/01/46
(e)
.... 38 39,710
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
63 54,444
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(c)
.................... 66 68,640
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 24 21,800
3.88%, 10/15/31 ................. 44 37,730
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .. 56 55,603
Williams Scotsman International, Inc., 4.63%,
08/15/28
(c)
.................... 76 74,100
562,511
Household Products — 0.2%
(c)
Energizer Holdings, Inc.
6.50%, 12/31/27 ................. 28 27,720
4.75%, 06/15/28 ................. 25 22,707
Spectrum Brands, Inc., 5.00%, 10/01/29 ... 46 43,273
93,700
Independent Power and Renewable Electricity Producers — 1.8%
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 ................. 776 779,360
3.75%, 01/15/32 ................. 86 79,120
858,480
Insurance — 2.4%
(c)
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 147 141,395
6.75%, 10/15/27 ................. 268 264,768
5.88%, 11/01/29 ................. 285 273,956
BroadStreet Partners, Inc., 5.88%, 04/15/29 16 14,920
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 24 24,280
NFP Corp.
4.88%, 08/15/28 ................. 110 105,050
6.88%, 08/15/28 ................. 290 276,950
Security
Par (000)
Par (000) Value
Insurance (continued)
Ryan Specialty Group LLC, 4.38%, 02/01/30 USD 32 $ 30,240
1,131,559
Interactive Media & Services — 0.3%
(c)
Rackspace Technology Global, Inc., 5.38%,
12/01/28 ..................... 15 13,015
Twitter, Inc.
3.88%, 12/15/27 ................. 55 53,418
5.00%, 03/01/30 ................. 81 80,595
147,028
Internet & Direct Marketing Retail — 0.2%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 49 41,510
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 66 60,685
102,195
IT Services — 1.8%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 42 37,524
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
96 90,979
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(c)
97 94,715
Gartner, Inc.
(c)
4.50%, 07/01/28 ................. 53 52,801
3.63%, 06/15/29 ................. 38 35,625
3.75%, 10/01/30 ................. 66 61,957
Northwest Fiber LLC
(c)
4.75%, 04/30/27 ................. 60 56,970
6.00%, 02/15/28 ................. 75 65,835
Square, Inc., 3.50%, 06/01/31
(c)
........ 190 173,850
Twilio, Inc., 3.88%, 03/15/31 .......... 170 158,018
828,274
Leisure Products — 0.3%
Mattel, Inc.
6.20%, 10/01/40 ................. 57 65,568
5.45%, 11/01/41 ................. 62 65,999
131,567
Life Sciences Tools & Services — 0.4%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 32 31,280
4.00%, 03/15/31 ................. 71 66,651
Syneos Health, Inc., 3.63%, 01/15/29 .... 80 73,900
171,831
Machinery — 0.7%
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
63 59,675
Terex Corp., 5.00%, 05/15/29
(c)
........ 63 60,384
Titan International, Inc., 7.00%, 04/30/28 .. 23 23,074
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
200 197,806
340,939
Media — 6.1%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(c)
.................... 23 21,768
Altice Financing SA, 5.75%, 08/15/29
(c)
.... 200 181,817
AMC Networks, Inc., 4.25%, 02/15/29 .... 39 36,395
Cable One, Inc.
1.13%, 03/15/28
(f)
................ 147 131,418
4.00%, 11/15/30
(c)
................ 94 86,689
Charter Communications Operating LLC
5.25%, 04/01/53 ................. 55 55,371
5.50%, 04/01/63 ................. 55 55,326
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 155 153,324
7.75%, 04/15/28 ................. 135 135,706
7.50%, 06/01/29 ................. 189 188,595
CSC Holdings LLC, 5.00%, 11/15/31
(c)
.... 200 167,572
Directv Financing LLC, 5.88%, 08/15/27
(c)
.. 88 86,570

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
LCPR Senior Secured Financing DAC, 5.13%,
07/15/29
(c)
.................... USD 200 $ 190,939
Liberty Broadband Corp., 2.75%, 09/30/50
(c)(f)
184 181,474
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 99 95,535
6.50%, 09/15/28 ................. 213 201,418
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 29 25,858
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 117 110,620
5.50%, 07/01/29 ................. 28 28,420
3.88%, 09/01/31 ................. 81 73,710
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... 200 193,000
Univision Communications, Inc., 6.63%,
06/01/27
(c)
.................... 23 24,093
Videotron Ltd., 3.63%, 06/15/29
(c)
....... 32 29,670
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
............... 200 192,000
Ziggo Bond Co. BV, 5.13%, 02/28/30
(c)
.... 200 186,126
2,833,414
Metals & Mining — 2.1%
(c)
Big River Steel LLC, 6.63%, 01/31/29 .... 705 739,700
Constellium SE, 3.75%, 04/15/29 ....... 250 224,375
964,075
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 4.38%,
01/15/27
(c)
.................... 18 17,460
Multiline Retail — 0.2%
(c)
Macy's Retail Holdings LLC
5.88%, 03/15/30 ................. 11 10,852
6.13%, 03/15/32 ................. 11 10,862
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 75 77,025
98,739
Oil, Gas & Consumable Fuels — 3.6%
Antero Midstream Partners LP, 5.75%,
03/01/27
(c)
.................... 140 142,575
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. 23 23,000
5.60%, 04/01/44 ................. 52 44,850
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 98 90,525
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 113 113,668
6.50%, 09/30/26 ................. 185 183,292
NuStar Logistics LP, 5.75%, 10/01/25 ..... 56 57,050
Occidental Petroleum Corp.
5.50%, 12/01/25 ................. 210 220,983
5.55%, 03/15/26 ................. 250 265,000
8.88%, 07/15/30 ................. 7 8,977
6.63%, 09/01/30 ................. 70 80,325
6.20%, 03/15/40 ................. 384 426,240
4.50%, 07/15/44 ................. 9 8,601
6.60%, 03/15/46 ................. 2 2,350
4.40%, 04/15/46 ................. 5 4,750
4.40%, 08/15/49 ................. 5 4,700
1,676,886
Personal Products — 0.1%
(c)
Coty, Inc., 4.75%, 01/15/29 ........... 21 19,595
Prestige Brands, Inc., 3.75%, 04/01/31 .... 25 22,313
41,908
Security
Par (000)
Par (000) Value
Pharmaceuticals — 1.8%
(c)
Bausch Health Americas, Inc., 8.50%, 01/31/27 USD 88 $ 87,760
Bausch Health Cos., Inc.
7.00%, 01/15/28 ................. 65 58,193
4.88%, 06/01/28 ................. 28 26,810
6.25%, 02/15/29 ................. 73 59,860
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 ................. 74 67,260
3.50%, 04/01/30 ................. 90 82,125
Embecta Corp.
5.00%, 02/15/30 ................. 24 22,637
6.75%, 02/15/30 ................. 36 36,090
Endo DAC, 9.50%, 07/31/27 .......... 76 66,690
Organon & Co., 5.13%, 04/30/31 ....... 200 193,000
P&L Development LLC, 7.75%, 11/15/25 ... 57 52,440
Par Pharmaceutical, Inc., 7.50%, 04/01/27 . 109 101,713
854,578
Professional Services — 0.7%
(c)
AMN Healthcare, Inc.
4.63%, 10/01/27 ................. 49 47,643
4.00%, 04/15/29 ................. 73 67,620
CoreLogic, Inc., 4.50%, 05/01/28 ....... 53 49,969
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 83 78,020
Korn Ferry, 4.63%, 12/15/27 .......... 87 84,857
328,109
Real Estate Management & Development — 1.1%
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(c)
............... 154 160,930
Howard Hughes Corp. (The)
(c)
5.38%, 08/01/28 ................. 117 117,466
4.38%, 02/01/31 ................. 44 41,360
Kennedy-Wilson, Inc., 4.75%, 02/01/30 ... 24 22,822
Realogy Group LLC, 5.75%, 01/15/29
(c)
... 93 87,652
WeWork Cos. LLC, 5.00%, 07/10/25
(c)
.... 77 64,727
494,957
Road & Rail — 0.6%
(c)
Hertz Corp. (The)
4.63%, 12/01/26 ................. 30 28,015
5.00%, 12/01/29 ................. 48 43,440
NESCO Holdings II, Inc., 5.50%, 04/15/29 .. 48 47,160
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 ................ 53 51,145
Uber Technologies, Inc., 4.50%, 08/15/29 .. 112 105,000
274,760
Semiconductors & Semiconductor Equipment — 0.2%
(c)
Entegris, Inc., 4.38%, 04/15/28 ........ 32 30,960
Synaptics, Inc., 4.00%, 06/15/29 ........ 70 65,975
96,935
Software — 3.3%
Boxer Parent Co., Inc., 7.13%, 10/02/25
(c)
.. 53 54,937
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 24 23,340
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 ................. 60 57,226
4.88%, 07/01/29 ................. 83 78,087
Condor Merger Sub, Inc., 7.38%, 02/15/30
(c)
259 248,443
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 ................. 17 16,873
6.50%, 10/15/28 ................. 15 14,905
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 35 32,112
Elastic NV, 4.13%, 07/15/29
(c)
......... 151 140,424
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 119 115,206
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 63 61,301
Minerva Merger Sub, Inc., 6.50%, 02/15/30
(c)
93 90,222
NCR Corp., 6.13%, 09/01/29
(c)
......... 45 45,113

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Software (continued)
Open Text Corp.
(c)
3.88%, 02/15/28 ................. USD 65 $ 62,320
3.88%, 12/01/29 ................. 37 35,150
Open Text Holdings, Inc., 4.13%, 02/15/30
(c)
28 26,549
PTC, Inc.
(c)
3.63%, 02/15/25 ................. 49 48,449
4.00%, 02/15/28 ................. 75 73,070
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
95 95,714
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 112 106,255
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
106 96,887
1,522,583
Specialty Retail — 2.3%
Arko Corp., 5.13%, 11/15/29
(c)
......... 49 44,590
Asbury Automotive Group, Inc., 5.00%,
02/15/32
(c)
.................... 40 37,182
Bath & Body Works, Inc., 7.60%, 07/15/37 . 8 8,300
Carvana Co.
(c)
5.50%, 04/15/27 ................. 18 16,065
4.88%, 09/01/29 ................. 29 23,949
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
48 44,700
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. 98 90,749
L Brands, Inc., 6.88%, 11/01/35 ........ 54 55,620
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
... 118 110,526
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
..... 43 40,645
PetSmart, Inc., 7.75%, 02/15/29
(c)
....... 250 258,125
Sonic Automotive, Inc., 4.63%, 11/15/29
(c)
.. 18 16,200
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 46 46,773
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 ................. 100 95,521
6.13%, 07/01/29 ................. 88 81,180
6.00%, 12/01/29 ................. 96 88,800
1,058,925
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 4.80%, 03/01/35 ......... 18 15,588
Textiles, Apparel & Luxury Goods — 0.9%
(c)
Crocs, Inc., 4.13%, 08/15/31 .......... 115 97,175
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 30 27,450
Levi Strauss & Co., 3.50%, 03/01/31 ..... 173 158,426
William Carter Co. (The), 5.63%, 03/15/27 .. 94 95,387
Wolverine World Wide, Inc., 4.00%, 08/15/29 63 55,913
434,351
Thrifts & Mortgage Finance — 0.5%
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 65 67,057
MGIC Investment Corp., 5.25%, 08/15/28 .. 92 90,888
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 27 27,475
5.13%, 12/15/30 ................. 14 12,950
5.75%, 11/15/31 ................. 23 21,935
220,305
Trading Companies & Distributors — 1.3%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(c)
60 55,429
Boise Cascade Co., 4.88%, 07/01/30
(c)
.... 61 59,234
Foundation Building Materials, Inc., 6.00%,
03/01/29
(c)
.................... 56 50,400
Herc Holdings, Inc., 5.50%, 07/15/27
(c)
.... 56 56,784
Imola Merger Corp., 4.75%, 05/15/29
(c)
.... 119 114,592
United Rentals North America, Inc., 5.25%,
01/15/30 ..................... 21 21,656
WESCO Distribution, Inc., 7.25%, 06/15/28
(c)
223 236,856
594,951
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 1.6%
Connect Finco SARL, 6.75%, 10/01/26
(c)
... USD 333 $ 338,791
T-Mobile USA, Inc.
2.63%, 02/15/29 ................. 60 54,764
2.88%, 02/15/31 ................. 82 73,876
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(c)
296 278,980
746,411
Total Corporate Bonds — 83.8%
(Cost: $41,770,926) .............................. 39,171,513
Floating Rate Loan Interests
Airlines — 0.0%
AAdvantage Loyality IP Ltd., Term Loan,
04/20/28
(d)(g)
.................... 5 5,462
Auto Components — 0.4%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.71%
,
 04/30/26
(d)
188 185,312
Chemicals — 0.2%
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.81%
,
 09/22/28
(d)
76 75,052
Commercial Services & Supplies — 0.1%
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 05/30/25
(d)
24 23,499
Communications Equipment — 0.2%
Viasat , Inc., Term Loan, (LIBOR USD 1 Month
+ 4.50%), 5.00%
,
 03/02/29
(d)
......... 90 89,308
Diversified Consumer Services — 0.1%
(d)
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 12/10/29 ................. 29 28,783
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 8 8,438
37,221
Diversified Financial Services — 1.5%
(d)
Clydesdale Acquisition Holdings, Inc., Term
Loan, 03/30/29
(g)
................. 38 37,366
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 .... 149 147,447
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 0.00%),
4.50%
,
 12/17/27 ................. 100 97,649
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
4.76%
,
 12/15/28 ................. 212 210,105
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.00%
,
 09/25/26 .... 203 201,532
694,099
Diversified Telecommunication Services — 1.7%
(d)
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.51%
,
 08/14/26 .... 200 196,051
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 . 99 98,103
Cincinnati Bell, Inc., Term Loan B2, (LIBOR
USD 3 Month + 3.25%), 4.05%
,
 11/22/28 . 20 19,870
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.81%
,
 05/01/28 ................. 198 195,187

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.46%
,
 03/09/27 USD 303 $ 294,592
803,803
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
3.35%
,
 04/22/26
(d)
................ 54 47,914
Health Care Equipment & Supplies — 0.0%
Embecta Corp., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 0.00%), 0.00%
,
 01/26/29
(d)
1 1,248
Health Care Providers & Services — 0.3%
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.23%
,
 06/30/25
(d)
................ 150 149,297
Health Care Technology — 1.9%
(d)
Athenahealth Group Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 02/15/29 419 414,130
Athenahealth , Inc., Delayed Draw Term Loan,
02/15/29
(g)
..................... 71 70,191
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.46%
,
 08/27/25 383 381,259
865,580
Hotels, Restaurants & Leisure — 0.8%
(d)
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
3.96%
,
 07/21/25 ................. 149 148,197
Fertitta Entertainment LLC, Term Loan
B, (LIBOR USD 1 Month + 4.00%),
4.50%
,
 01/27/29 ................. 246 243,985
392,182
Household Durables — 0.1%
SWF Holdings I Corp., 1st Lien Term Loan,
10/06/28
(d)(g)
.................... 68 65,379
Insurance — 1.0%
(d)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.71%
,
 05/09/25 ................. 100 99,002
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 11/05/27 ................. 53 52,332
AssuredPartners , Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
4.00%, 02/12/27 ............... 149 147,426
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 149 147,787
446,547
Interactive Media & Services — 0.3%
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26
(d)
................ 149 147,288
IT Services — 0.3%
Rackspace Technology Global, Inc., 1st
LienTerm Loan B, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 02/15/28
(d)
.......... 131 128,340
Security
Par (000)
Par (000) Value
Media — 1.1%
(d)
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.80%
,
 08/21/26 ................. USD 345 $ 338,484
DirectTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 5.75%
,
 08/02/27 194 193,696
532,180
Pharmaceuticals — 0.2%
Endo Luxembourg Finance Co. I SARL, Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.75%
,
 03/27/28
(d)
................ 77 72,341
Professional Services — 0.3%
(d)
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.70%
,
 02/06/26 ................. 99 98,200
Dun & Bradstreet Corp. (The), Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
3.56%
,
 01/18/29
(h)
................ 43 42,570
140,770
Road & Rail — 0.2%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.96%
,
 02/25/27
(d)
99 98,717
Software — 1.7%
(d)
Banff Guarantor, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.50%),
6.00%
,
 02/27/26 ................. 96 94,944
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.76%
,
 10/02/25 174 172,366
Castle US Holding Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.21%
,
 01/29/27 151 145,778
McAfee Corp., Term Loan B1, (LIBOR USD 1
Month + 4.00%), 4.50%
,
 03/01/29 ..... 256 253,760
Sabre GLBL, Inc., Term Loan B1, 12/17/27
(g)
14 13,446
Sabre GLBL, Inc., Term Loan B2, 12/17/27
(g)
22 21,435
SS&C Technologies Holdings, Inc., Term
Loan B5, (LIBOR USD 1 Month + 1.75%),
2.21%
,
 04/16/25 ................. 99 97,307
799,036
Specialty Retail — 0.6%
(d)
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ...... 199 198,170
SRS Distribution, Inc., Term Loan, (LIBOR USD
1 Month + 3.50%), 4.00% - 4.02%
,
 06/02/28 100 99,156
297,326
Textiles, Apparel & Luxury Goods — 0.4%
Crocs, Inc., Term Loan, (LIBOR USD 3 Month +
3.50%), 4.03% - 4.45%
,
 02/20/29
(d)
..... 209 203,551
Trading Companies & Distributors — 0.1%
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.50%), 4.00%
,
 06/02/28
(d)
... 46 44,994
Total Floating Rate Loan Interests — 13.6%
(Cost: $6,404,610) .............................. 6,346,446

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
x
Security
Par (000)
Pa r (000) Value
Capital Trusts
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(c)(d)( i )
..................... USD 57 $ 55,504
Total Capital Trusts — 0.1%
(Cost: $57,000) ................................ 55,504
Total Long-Term Investments — 99.3%
(Cost: $49,122,523) .............................. 46,439,610
Security
Shares
Shares Value
Short-Term Securities
BlackRock Liquidity Funds,T -Fund, Institutional
Class, 0.21%
(j)(k)
.................. 540,195 $ 540,195
Total Short-Term Securities — 1.2%
(Cost: $540,195) ................................ 540,195
Total Options Purchased — 0.0%
(Cost: $9,544) ................................. 4,441
Total Investments Before Options Written — 100.5%
(Cost: $49,672,262 ) .............................. 46,984,246
Total Options Written — (0.0)%
(Premium Received — $(3,572)) ..................... (1,346)
Total Investments Net of Options Written — 100.5%
(Cost: $49,668,690 ) .............................. 46,982,900
Liabilities in Excess of Other Assets — (0.5)% ............ (232,167)
Net Assets — 100.0% .............................. $ 46,750,733
(a)
Non-income producing security.
(b)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Convertible security.
(g)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Perpetual security with no stated maturity date.
(j)
Annualized 7-day yield as of period end.
(k)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,T -Fund,
Institutional Class
(a)
....... $ 3,166,439 $ — $ (2,626,244) $ — $ — $ 540,195 540,195 $ 73 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund
18
Schedule of Investments
(unaudited) (continued)
March 31, 2022
.
i
Derivative Financial Instruments Categorized by Risk Exposure
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 2 06/21/22 $ 246 $ 6,654
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SPDR S&P 500 ETF Trust ...................... 14 04/14/22 USD 438.00 USD 632 $ 2,632
SPDR S&P 500 ETF Trust ...................... 3 05/06/22 USD 440.00 USD 135 1,809
$ 4,441
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SPDR S&P 500 ETF Trust ....................... 14 04/14/22 USD 415.00 USD 632 $ (651)
SPDR S&P 500 ETF Trust ....................... 3 05/06/22 USD 415.00 USD 135 (695)
$ (1,346)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 6,654 $ — $ 6,654
Options purchased
Investments at value — unaffiliated
(b)
........... — — 4,441 — — — 4,441
$ — $ — $ 4,441 $ — $ 6,654 $ — $ 11,095
Liabilities — Derivative Financial Instruments
Options written
Options written at value ..................... — — 1,346 — — — 1,346
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended March 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 10,086 $ — $ — $ — $ 10,086

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
19
Schedule of Investments
(unaudited) (continued)
March 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — — — 6,654 — 6,654
Options purchased
(a)
.................... — — (5,103) — — — (5,103)
Options written ........................ — — 2,226 — — — 2,226
$ — $ — $ (2,877) $ — $ 6,654 $ — $ 3,777
(a)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — short ................................................................................. $ 122,766
Options
Average value of option contracts purchased ................................................................................ $ 2,221
Average value of option contracts written ................................................................................... $ 673

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund
20
Schedule of Investments
(unaudited) (continued)
March 31, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 866,147 $ — $ — $ 866,147
Corporate Bonds ........................................ — 39,171,513 — 39,171,513
Floating Rate Loan Interests
Airlines .............................................. — 5,462 — 5,462
Auto Components ...................................... — 185,312 — 185,312
Chemicals ............................................ — 75,052 — 75,052
Commercial Services & Supplies ............................. — 23,499 — 23,499
Communications Equipment ................................ — 89,308 — 89,308
Diversified Consumer Services .............................. — 37,221 — 37,221
Diversified Financial Services ............................... — 694,099 — 694,099
Diversified Telecommunication Services ........................ — 803,803 — 803,803
Entertainment ......................................... — 47,914 — 47,914
Health Care Equipment & Supplies ........................... — 1,248 — 1,248
Health Care Providers & Services ............................ — 149,297 — 149,297
Health Care Technology .................................. — 865,580 — 865,580
Hotels, Restaurants & Leisure .............................. — 392,182 — 392,182
Household Durables ..................................... — 65,379 — 65,379
Insurance ............................................ — 446,547 — 446,547
Interactive Media & Services ............................... — 147,288 — 147,288
IT Services ........................................... — 128,340 — 128,340
Media ............................................... — 532,180 — 532,180
Pharmaceuticals ....................................... — 72,341 — 72,341
Professional Services .................................... — 98,200 42,570 140,770
Road & Rail ........................................... — 98,717 — 98,717
Software ............................................. — 799,036 — 799,036
Specialty Retail ........................................ — 297,326 — 297,326
Textiles, Apparel & Luxury Goods ............................ — 203,551 — 203,551
Trading Companies & Distributors ............................ — 44,994 — 44,994
Capital Trusts ........................................... — 55,504 — 55,504
Short-Term Securities ....................................... 540,195 — — 540,195
Options Purchased
Equity contracts .......................................... 4,441 — — 4,441
$ 1,410,783 $ 45,530,893 $ 42,570 $ 46,984,246
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 6,654 $ — $ — $ 6,654
Liabilities
Equity contracts ........................................... (1,346) — — (1,346)
$ 5,308 $ — $ — $ 5,308
(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (LIBOR USD 3 Month + 1.07%),
1.32%, 04/20/33
(a)(b)
............... USD 250 $ 247,413
AIG CLO LLC, Series 2018-1A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 1.37%,
04/20/32
(a)(b)
.................... 250 247,958
American Express Credit Account Master Trust,
Series 2021-1, Class A, 0.90%, 11/15/26 . 200 190,684
Anchorage Capital CLO 3-R Ltd., Series
2014-3RA, Class A, (LIBOR USD 3 Month +
1.05%), 1.33%, 01/28/31
(a)(b)
......... 250 248,678
Ares LVI CLO Ltd., Series 2020-56A, Class
AR, (LIBOR USD 3 Month + 1.16%), 1.42%,
10/25/34
(a)(b)
.................... 250 247,116
Barings CLO Ltd., Series 2019-3A, Class A1R,
(LIBOR USD 3 Month + 1.07%), 1.32%,
04/20/31
(a)(b)
.................... 250 247,663
BDS Ltd., Series 2021-FL10, Class A, (LIBOR
USD 1 Month + 1.35%), 1.82%, 12/16/36
(a)(b)
80 79,602
Beechwood Park CLO Ltd., Series 2019-1A,
Class A1R, (3 Month CME Term SOFR +
1.30%), 1.56%, 01/17/35
(a)(b)
......... 250 249,851
CIFC Funding Ltd., Series 2021-5A, Class A,
(LIBOR USD 3 Month + 1.14%), 1.38%,
07/15/34
(a)(b)
.................... 250 247,302
College Ave Student Loans LLC, Series
2021-C, Class A1, (LIBOR USD 1 Month +
0.90%), 1.36%, 07/26/55
(a)(b)
......... 96 95,691
FS RIALTO, Series 2022-FL4, Class A,
(SOFR30A + 1.90%), 2.20%, 01/19/39
(a)(b)
100 100,000
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (LIBOR USD 3
Month + 1.13%), 1.38%, 10/20/34
(a)(b)
... 250 247,032
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-3CS, Class A, 2.10%, 05/20/48 180 165,907
Series 2021-5CS, Class A, 2.31%, 10/20/48 91 83,197
Series 2022-1GS, Class A, 2.70%, 01/20/49 49 45,757
Hyundai Auto Receivables Trust, Series 2021-
C, Class A3, 0.74%, 05/15/26 ........ 80 76,858
Loanpal Solar Loan Ltd., Series 2021-1GS,
Class A, 2.29%, 01/20/48
(b)
.......... 153 139,970
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (LIBOR USD 3 Month
+ 1.07%), 1.31%, 07/15/33
(a)(b)
........ 250 247,361
MF1 Ltd., Series 2022-FL8, Class A,
(SOFR30A + 1.35%), 1.40%, 02/19/37
(a)(b)
100 99,191
Mosaic Solar Loan Trust
(b)
Series 2017-2A, Class C, 2.00%, 06/22/43 38 37,301
Series 2021-1A, Class A, 1.51%, 12/20/46 113 103,669
Series 2022-1A, Class A, 2.64%, 01/20/53 100 94,278
Navient Private Education Refi Loan Trust
(b)
Series 2021-CA, Class A, 1.06%, 10/15/69 151 143,225
Series 2021-GA, Class A, 1.58%, 04/15/70 115 108,746
Series 2022-A, Class A, 2.23%, 07/15/70 . 150 144,995
Nelnet Student Loan Trust, Series 2021-DA,
Class AFX, 1.63%, 04/20/62
(b)
........ 135 128,571
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class AR, (LIBOR USD 3
Month + 0.92%), 1.16%, 10/18/30
(a)(b)
... 250 247,627
OHA Loan Funding Ltd., Series 2015-1A,
Class AR3, (LIBOR USD 3 Month + 1.15%),
1.36%, 01/19/37
(a)(b)
............... 250 247,182
Oportun Issuance Trust, Series 2021-C, Class
A, 2.18%, 10/08/31
(b)
.............. 100 94,168
Security
Par (000)
Par (000) Value
Palmer Square CLO Ltd., Series 2013-2A,
Class A1A3, (LIBOR USD 3 Month +
1.00%), 1.25%, 10/17/31
(a)(b)
......... USD 250 $ 247,602
Prodigy Finance DAC, Series 2021-1A, Class
A, (LIBOR USD 1 Month + 1.25%), 1.71%,
07/25/51
(a)(b)
.................... 174 173,140
SoFi Professional Loan Program LLC, Series
2019-A, Class A2FX, 3.69%, 06/15/48
(b)
. 174 175,099
SoFi Professional Loan Program Trust
(b)
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... 87 85,601
Series 2021-B, Class AFX, 1.14%, 02/15/47 140 130,185
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (LIBOR USD 3 Month + 1.06%),
1.31%, 07/20/32
(a)(b)
............... 250 247,247
Sunnova Helios VIII Issuer LLC, Series 2022-A,
Class A, 2.79%, 02/22/49
(b)
.......... 99 94,885
Trestles CLO V Ltd., Series 2021-5A, Class
A1, (LIBOR USD 3 Month + 1.17%), 1.33%,
10/20/34
(a)(b)
.................... 250 247,000
Total Asset-Backed Securities — 12.5%
(Cost: $6,193,275) .............................. 6,057,752
Corporate Bonds
Aerospace & Defense — 0.2%
(b)
TransDigm , Inc.
8.00%, 12/15/25 ................. 9 9,412
6.25%, 03/15/26 ................. 63 64,678
Triumph Group, Inc., 8.88%, 06/01/24 .... 13 13,731
87,821
Airlines — 0.2%
(b)
American Airlines, Inc.
11.75%, 07/15/25 ................ 13 15,177
5.50%, 04/20/26 ................. 40 40,300
United Airlines, Inc., 4.38%, 04/15/26 ..... 40 39,347
94,824
Auto Components — 0.2%
Clarios Global LP
(b)
6.25%, 05/15/26 ................. 65 66,869
8.50%, 05/15/27 ................. 2 2,075
68,944
Banks — 11.7%
Banco Bilbao Vizcaya Argentaria SA, 0.38%,
10/02/24
(c)
.................... EUR 100 109,312
Banco Santander SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 1 Year +
0.90%), 1.72%, 09/14/27
(a)
.......... USD 200 180,640
Bank of America Corp.
(a)
(SOFR + 1.46%), 1.49%, 05/19/24 ..... 100 98,539
(SOFR + 0.91%), 0.98%, 09/25/25 ..... 200 189,562
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25 .................... 200 196,520
(SOFR + 0.65%), 1.53%, 12/06/25 ..... 240 229,512
Bank of Nova Scotia (The), 0.65%, 07/31/24 250 237,781
BNP Paribas SA, (EURIBOR 3 Month +
0.80%), 0.38%, 10/14/27
(a)(c)
......... EUR 100 104,334
CaixaBank SA, (EURIBOR 3 Month + 0.85%),
0.38%, 11/18/26
(a)(c)
.............. 100 105,987
Citigroup, Inc.
(a)
(SOFR + 1.67%), 1.68%, 05/15/24 ..... USD 50 49,590
(SOFR + 0.53%), 1.28%, 11/03/25 ..... 35 33,306
(SOFR + 1.53%), 3.29%, 03/17/26 ..... 150 149,494
(SOFR + 2.84%), 3.11%, 04/08/26 ..... 85 84,277
(SOFR + 0.77%), 1.46%, 06/09/27 ..... 115 105,615

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund
22
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................ USD 250 $ 252,575
Danske Bank A/S, (US Treasury Yield Curve
Rate T Note Constant Maturity 1 Year +
1.35%), 1.62%, 09/11/26
(a)(b)
......... 200 184,938
European Investment Bank
(c)
0.50%, 11/15/23 ................. EUR 400 445,276
1.25%, 11/13/26 ................. 270 305,834
Fifth Third Bancorp, (SOFR + 0.69%), 1.71%,
11/01/27
(a)
.................... USD 100 92,532
HSBC Holdings plc
(a)
(SOFR + 0.58%), 1.16%, 11/22/24 ..... 200 193,112
(SOFR + 1.40%), 2.63%, 11/07/25 ..... 200 195,080
Intesa Sanpaolo SpA, 1.50%, 04/10/24
(c)
... EUR 100 112,336
JPMorgan Chase & Co.
(a)
(LIBOR USD 3 Month + 0.89%), 3.80%,
07/23/24 .................... USD 49 49,558
(SOFR + 0.42%), 0.56%, 02/16/25 ..... 200 191,136
(SOFR + 0.49%), 0.77%, 08/09/25 ..... 200 189,573
(SOFR + 1.85%), 2.08%, 04/22/26 ..... 102 98,431
Lloyds Banking Group plc, (EUR Swap Annual
1 Year + 0.85%), 0.50%, 11/12/25
(a)(c)
... EUR 100 108,495
NatWest Group plc
3.88%, 09/12/23 ................. USD 200 202,048
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
.............. 200 198,375
NatWest Markets plc, 3.63%, 09/29/22
(b)
... 250 252,001
Nordea Bank Abp, 1.50%, 09/30/26
(b)
..... 200 183,617
Societe Generale SA, (EURIBOR 3 Month +
1.28%), 0.87%, 09/22/28
(a)(c)
......... EUR 100 104,944
Swedbank AB, 1.54%, 11/16/26
(b)
....... USD 200 185,693
Toronto-Dominion Bank (The)
(SOFR + 0.24%), 0.33%, 01/06/23
(a)
... 100 99,826
1.25%, 12/13/24 ................. 150 144,122
5,663,971
Beverages — 0.3%
Pernod Ricard SA, 4.25%, 07/15/22
(b)
.... 150 151,060
Biotechnology — 1.1%
AbbVie, Inc.
2.90%, 11/06/22 ................. 300 301,930
1.25%, 06/01/24 ................. EUR 100 111,698
2.95%, 11/21/26 ................. USD 135 133,731
547,359
Building Products — 0.2%
Carrier Global Corp., 2.24%, 02/15/25 .... 36 35,046
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
.................... 16 14,849
JELD-WEN, Inc., 4.88%, 12/15/27
(b)
..... 14 13,405
Standard Industries, Inc., 4.75%, 01/15/28
(b)
20 19,125
82,425
Capital Markets — 5.7%
Blackstone Private Credit Fund
(b)
3.25%, 03/15/27 ................. 100 91,647
4.00%, 01/15/29 ................. 40 37,033
Credit Suisse Group AG, (EUR Swap Annual 1
Year + 0.77%), 0.65%, 01/14/28
(a)(c)
.... EUR 100 101,629
Deutsche Bank AG
(a)
(SOFR + 1.13%), 1.45%, 04/01/25 ..... USD 150 143,260
(EURIBOR 3 Month + 1.38%), 1.88%,
02/23/28
(c)
................... EUR 200 217,923
Goldman Sachs Group, Inc. (The)
3.00%, 03/15/24 ................. USD 415 414,474
(SOFR + 1.11%), 2.64%, 02/24/28
(a)
.... 95 90,832
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Morgan Stanley
(a)
(SOFR + 0.47%), 0.56%, 11/10/23 ..... USD 200 $ 197,675
(SOFR + 0.56%), 1.16%, 10/21/25 ..... 275 261,233
(SOFR + 1.99%), 2.19%, 04/28/26 ..... 350 338,089
(EURIBOR 3 Month + 0.83%), 1.34%,
10/23/26 .................... EUR 100 110,358
Nordic Investment Bank, 0.13%, 06/10/24
(c)
. 500 548,506
S&P Global, Inc., 2.45%, 03/01/27
(b)
..... USD 30 29,189
UBS Group AG, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(a)(b)
.............. 200 181,539
2,763,387
Chemicals — 1.0%
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 43 40,151
HB Fuller Co., 4.00%, 02/15/27 ........ 13 12,805
International Flavors & Fragrances, Inc.
1.23%, 10/01/25
(b)
................ 345 319,374
1.80%, 09/25/26 ................. EUR 100 110,710
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
USD 9 8,573
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
13 12,156
503,769
Commercial Services & Supplies — 0.2%
(b)
Allied Universal Holdco LLC, 6.63%, 07/15/26 21 21,248
APX Group, Inc., 6.75%, 02/15/27 ....... 8 8,178
Garda World Security Corp., 4.63%, 02/15/27 14 13,418
GFL Environmental, Inc., 4.00%, 08/01/28 .. 7 6,440
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26 ..................... 6 5,760
Madison IAQ LLC, 4.13%, 06/30/28 ...... 13 11,981
Nielsen Finance LLC, 5.63%, 10/01/28 .... 20 20,144
Prime Security Services Borrower LLC, 6.25%,
01/15/28 ..................... 20 19,572
106,741
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 20 19,723
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 8 7,577
CommScope, Inc., 6.00%, 03/01/26
(b)
..... 19 19,220
Nokia OYJ, 4.38%, 06/12/27 .......... 8 8,115
Viasat, Inc., 5.63%, 04/15/27
(b)
......... 15 14,775
69,410
Consumer Finance — 1.0%
American Express Co.
3.00%, 10/30/24 ................. 120 120,460
2.55%, 03/04/27 ................. 190 184,741
General Motors Financial Co., Inc., 3.50%,
11/07/24 ..................... 100 100,196
OneMain Finance Corp.
6.88%, 03/15/25 ................. 2 2,103
7.13%, 03/15/26 ................. 12 12,827
SLM Corp., 3.13%, 11/02/26 .......... 7 6,493
Synchrony Financial, 4.50%, 07/23/25 .... 75 76,504
503,324
Containers & Packaging — 0.3%
Ball Corp., 4.88%, 03/15/26 .......... 72 74,559
Crown Americas LLC, 4.25%, 09/30/26 ... 30 30,075
Sealed Air Corp., 4.00%, 12/01/27
(b)
..... 20 19,500
124,134

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Diversified Financial Services — 2.1%
Asian Development Bank, 0.35%, 07/16/25 . EUR 400 $ 436,773
European Bank for Reconstruction &
Development, 0.00%, 01/10/24 ....... 500 549,490
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... USD 14 13,421
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 6 6,652
7.38%, 09/01/25 ................. 5 5,221
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 13 12,642
1,024,199
Diversified Telecommunication Services — 1.4%
AT&T, Inc., 1.80%, 09/05/26 .......... EUR 100 113,216
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. USD 15 15,022
5.00%, 02/01/28 ................. 15 14,843
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 13 11,978
Frontier Communications Corp., 5.88%,
10/15/27
(b)
.................... 27 26,819
Level 3 Financing, Inc., 4.25%, 07/01/28
(b)
.. 20 18,360
Lumen Technologies, Inc., 5.13%, 12/15/26
(b)
54 51,435
Switch Ltd., 3.75%, 09/15/28
(b)
......... 21 20,365
Verizon Communications, Inc.
0.85%, 11/20/25 ................. 200 185,035
2.10%, 03/22/28 ................. 195 181,755
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
57 52,453
691,281
Electric Utilities — 1.4%
EDP - Energias de Portugal SA, 1.63%,
04/15/27
(c)
.................... EUR 100 111,336
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... USD 200 183,579
ITC Holdings Corp., 2.70%, 11/15/22 ..... 95 95,280
NextEra Energy Capital Holdings, Inc., 1.88%,
01/15/27 ..................... 180 168,810
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
.................... 13 13,156
NRG Energy, Inc., 5.75%, 01/15/28 ...... 26 26,427
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 66 64,931
663,519
Electrical Equipment — 0.1%
(b)
Sensata Technologies BV, 5.00%, 10/01/25 . 15 15,206
Vertiv Group Corp., 4.13%, 11/15/28 ..... 20 18,253
33,459
Energy Equipment & Services — 0.0%
Halliburton Co., 3.80%, 11/15/25 ....... 20 20,424
Entertainment — 0.1%
Live Nation Entertainment, Inc.
(b)
4.75%, 10/15/27 ................. 13 12,675
3.75%, 01/15/28 ................. 21 19,737
32,412
Equity Real Estate Investment Trusts (REITs) — 3.2%
American Tower Corp.
2.40%, 03/15/25 ................. 190 184,901
1.60%, 04/15/26 ................. 250 231,711
0.45%, 01/15/27 ................. EUR 100 103,813
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... USD 6 5,600
Crown Castle International Corp.
3.15%, 07/15/23 ................. 350 352,365
3.20%, 09/01/24 ................. 50 50,058
1.35%, 07/15/25 ................. 70 65,259
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
1.05%, 07/15/26 ................. USD 50 $ 45,172
Equinix , Inc.
1.00%, 09/15/25 ................. 200 183,784
0.25%, 03/15/27 ................. EUR 100 102,246
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... USD 13 12,350
Healthpeak Properties, Inc., 1.35%, 02/01/27 100 91,775
Iron Mountain, Inc., 5.00%, 07/15/28
(b)
.... 20 19,497
RHP Hotel Properties LP, 4.75%, 10/15/27 . 13 12,510
SBA Communications Corp., 3.88%, 02/15/27 15 14,631
Uniti Group LP, 4.75%, 04/15/28
(b)
....... 20 18,875
VICI Properties LP, 4.25%, 12/01/26
(b)
.... 53 52,778
1,547,325
Food & Staples Retailing — 0.1%
(b)
Albertsons Cos., Inc., 5.88%, 02/15/28 .... 34 33,885
United Natural Foods, Inc., 6.75%, 10/15/28 11 11,275
US Foods, Inc., 6.25%, 04/15/25 ....... 13 13,325
58,485
Food Products — 0.1%
(b)
Chobani LLC, 4.63%, 11/15/28 ......... 14 12,915
Lamb Weston Holdings, Inc., 4.88%, 05/15/28 37 37,000
49,915
Health Care Equipment & Supplies — 0.1%
(b)
Avantor Funding, Inc., 4.63%, 07/15/28 ... 20 19,780
Hologic , Inc.
4.63%, 02/01/28 ................. 15 15,188
3.25%, 02/15/29 ................. 7 6,536
41,504
Health Care Providers & Services — 2.2%
Anthem, Inc., 3.35%, 12/01/24 ......... 200 201,554
Centene Corp., 2.45%, 07/15/28 ........ 84 76,751
Community Health Systems, Inc., 8.00%,
03/15/26
(b)
.................... 32 33,326
CVS Health Corp.
3.50%, 07/20/22 ................. 115 115,301
2.63%, 08/15/24 ................. 300 299,010
Encompass Health Corp., 4.50%, 02/01/28 . 34 33,320
Fresenius SE & Co. KGaA, 0.75%, 01/15/28
(c)
EUR 100 105,390
HCA, Inc.
5.25%, 04/15/25 ................. USD 50 52,641
5.63%, 09/01/28 ................. 42 45,412
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
. 22 21,772
Tenet Healthcare Corp., 5.13%, 11/01/27
(b)
. 54 54,254
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 7 7,210
1,045,941
Hotels, Restaurants & Leisure — 0.3%
(b)
1011778 BC ULC
3.88%, 01/15/28 ................. 8 7,581
4.38%, 01/15/28 ................. 35 33,600
Cedar Fair LP, 5.50%, 05/01/25 ........ 13 13,350
Hilton Domestic Operating Co., Inc., 5.75%,
05/01/28 ..................... 52 53,799
Six Flags Theme Parks, Inc., 7.00%, 07/01/25 15 15,656
Vail Resorts, Inc., 6.25%, 05/15/25 ...... 9 9,296
133,282
Household Durables — 0.2%
DR Horton, Inc., 1.30%, 10/15/26 ....... 75 68,156
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 14 13,650
81,806
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 90 90,390

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund
24
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Insurance — 0.6%
(b)
Alliant Holdings Intermediate LLC, 4.25%,
10/15/27 ..................... USD 79 $ 75,988
Metropolitan Life Global Funding I, 2.80%,
03/21/25 ..................... 170 168,680
NFP Corp., 4.88%, 08/15/28 .......... 58 55,390
300,058
Interactive Media & Services — 0.0%
Twitter, Inc., 3.88%, 12/15/27
(b)
......... 15 14,569
Internet & Direct Marketing Retail — 0.5%
eBay, Inc., 2.75%, 01/30/23 .......... 225 226,419
IT Services — 1.8%
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
15 14,215
Block, Inc., 2.75%, 06/01/26
(b)
......... 21 19,850
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
13 12,549
Gartner, Inc., 4.50%, 07/01/28
(b)
........ 26 25,902
International Business Machines Corp., 0.95%,
05/23/25 ..................... EUR 100 110,829
Northwest Fiber LLC
(b)
4.75%, 04/30/27 ................. USD 32 30,384
6.00%, 02/15/28 ................. 2 1,756
PayPal Holdings, Inc.
2.20%, 09/26/22 ................. 550 551,794
2.65%, 10/01/26 ................. 110 108,238
875,517
Life Sciences Tools & Services — 0.6%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
............... 26 25,415
Danaher Corp., 2.10%, 09/30/26 ....... EUR 100 114,757
Syneos Health, Inc., 3.63%, 01/15/29
(b)
... USD 14 12,932
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24 150 144,246
297,350
Machinery — 0.0%
Wabash National Corp., 4.50%, 10/15/28
(b)
. 10 9,000
Media — 0.3%
(b)
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 ................. 55 54,405
7.75%, 04/15/28 ................. 2 2,010
7.50%, 06/01/29 ................. 3 2,994
Directv Financing LLC, 5.88%, 08/15/27 ... 12 11,805
Radiate Holdco LLC, 4.50%, 09/15/26 .... 24 23,160
Sirius XM Radio, Inc., 4.00%, 07/15/28 .... 64 60,800
155,174
Metals & Mining — 0.2%
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 61 64,002
Steel Dynamics, Inc., 2.40%, 06/15/25 .... 50 48,334
112,336
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 4.38%,
01/15/27
(b)
.................... 6 5,820
Multi-Utilities — 0.6%
E.ON SE, 0.88%, 01/08/25
(c)
.......... EUR 30 33,097
Engie SA, 1.75%, 03/27/28
(c)
.......... 100 111,246
Sempra Energy, 3.30%, 04/01/25 ....... USD 50 50,079
Veolia Environnement SA, 0.00%, 01/14/27
(c)
EUR 100 104,146
298,568
Oil, Gas & Consumable Fuels — 0.3%
Enbridge, Inc., 2.50%, 01/15/25 ........ USD 25 24,563
Eni SpA, 1.00%, 03/14/25
(c)
........... EUR 100 110,189
134,752
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.1%
(b)
Catalent Pharma Solutions, Inc., 5.00%,
07/15/27 ..................... USD 33 $ 33,385
P&L Development LLC, 7.75%, 11/15/25 ... 8 7,360
Par Pharmaceutical, Inc., 7.50%, 04/01/27 . 13 12,131
52,876
Professional Services — 0.0%
(b)
AMN Healthcare, Inc., 4.63%, 10/01/27 ... 11 10,695
CoreLogic, Inc., 4.50%, 05/01/28 ....... 7 6,600
17,295
Real Estate Management & Development — 0.3%
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 16 16,720
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
19 19,076
Realogy Group LLC, 5.75%, 01/15/29
(b)
... 11 10,367
Vonovia SE, 1.38%, 01/28/26
(c)
........ EUR 100 109,882
156,045
Road & Rail — 0.4%
Hertz Corp. (The), 4.63%, 12/01/26
(b)
..... USD 6 5,603
Penske Truck Leasing Co. LP, 1.20%,
11/15/25
(b)
.................... 40 36,712
Ryder System, Inc., 3.75%, 06/09/23 ..... 110 111,243
Uber Technologies, Inc., 6.25%, 01/15/28
(b)
. 25 25,849
179,407
Semiconductors & Semiconductor Equipment — 1.4%
Broadcom Corp., 3.13%, 01/15/25 ...... 150 149,180
NXP BV
(b)
4.88%, 03/01/24 ................. 150 154,176
2.70%, 05/01/25 ................. 330 320,059
3.88%, 06/18/26 ................. 70 70,232
693,647
Software — 1.7%
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(b)
.................... 32 30,521
Consensus Cloud Solutions, Inc., 6.00%,
10/15/26
(b)
.................... 6 5,955
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 12 11,617
Open Text Corp., 3.88%, 02/15/28
(b)
..... 24 23,010
Oracle Corp.
2.50%, 10/15/22 ................. 147 147,426
1.65%, 03/25/26 ................. 240 223,801
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 19 18,511
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
25 25,188
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 19 18,025
VMware, Inc.
0.60%, 08/15/23 ................. 120 116,621
1.40%, 08/15/26 ................. 155 142,298
Workday, Inc., 3.50%, 04/01/27 ........ 25 24,994
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
13 11,882
799,849
Specialty Retail — 0.4%
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
6 5,588
Home Depot, Inc. (The), 2.88%, 04/15/27 .. 55 54,793
Lowe's Cos., Inc., 3.35%, 04/01/27 ...... 60 60,351
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 13 13,218
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
.. 42 40,119
174,069
Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 14 14,207

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Thrifts & Mortgage Finance — 0.9%
BPCE SA, 3.00%, 05/22/22
(b)
.......... USD 400 $ 400,781
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 13 13,412
MGIC Investment Corp., 5.25%, 08/15/28 .. 10 9,879
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27
(b)
.................... 3 3,053
427,125
Trading Companies & Distributors — 0.4%
Air Lease Corp., 1.88%, 08/15/26 ....... 35 32,243
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
150 135,673
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 12 12,168
WESCO Distribution, Inc., 7.25%, 06/15/28
(b)
24 25,491
205,575
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., 3.20%,
03/15/27
(b)
.................... 145 142,725
Sprint Corp., 7.63%, 03/01/26 ......... 41 46,281
T-Mobile USA, Inc.
1.50%, 02/15/26 ................. 110 102,599
2.63%, 04/15/26 ................. 41 39,164
330,769
Total Corporate Bonds — 45.0%
(Cost: $22,594,308) .............................. 21,761,538
Foreign Agency Obligations
France — 0.2%
Electricite de France SA, 1.00%
,
10/13/26
(c)
. EUR 100 109,616
Germany — 0.9%
(c)
Kreditanstalt fuer Wiederaufbau , 0.00%
,
09/15/28 ...................... 200 210,041
Landwirtschaftliche Rentenbank , 0.00%
,
09/22/27 ...................... 200 211,587
421,628
Total Foreign Agency Obligations — 1.1%
(Cost: $557,448) ................................ 531,244
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.5%
(a)(b)
Angel Oak Mortgage Trust, Series 2022-2,
Class A1, 3.35%, 01/25/67 .......... USD 50 49,468
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67 .......... 100 99,822
CSMC Trust, Series 2021-NQM8, Class A1,
1.84%, 10/25/66 ................. 94 89,525
Deephaven Residential Mortgage Trust, Series
2021-4, Class A1, 1.93%, 11/25/66 ..... 93 89,008
GCAT Trust, Series 2021-NQM7, Class A1,
1.91%, 08/25/66 ................. 88 85,344
MFA Trust, Series 2021-INV2, Class A1, 1.91%,
11/25/56 ....................... 195 183,367
PRKCM Trust, Series 2021-AFC2, Class A1,
2.07%, 11/25/56 ................. 111 105,050
701,584
Commercial Mortgage-Backed Securities — 5.3%
1211 Avenue of the Americas Trust, Series
2015-1211, Class A1A2, 3.90%, 08/10/35
(b)
300 301,074
245 Park Avenue Trust, Series 2017-245P,
Class A, 3.51%, 06/05/37
(b)
.......... 140 135,648
BAMLL Commercial Mortgage Securities
Trust, Series 2015-200P, Class A, 3.22%,
04/14/33
(b)
..................... 200 196,914
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust, Series
2018-C5, Class A4, 4.23%, 06/10/51
(a)
.. USD 150 $ 156,503
COMM Mortgage Trust, Series 2015-CR22,
Class A5, 3.31%, 03/10/48 .......... 200 199,118
CSAIL Commercial Mortgage Trust, Series
2016-C5, Class A5, 3.76%, 11/15/48 .... 200 201,623
Grace Trust, Series 2020-GRCE, Class A,
2.35%, 12/10/40
(b)
................ 150 135,212
JPMBB Commercial Mortgage Securities Trust,
Series 2016-C1, Class A5, 3.58%, 03/17/49 191 192,440
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2021-NYAH, Class A, (LIBOR USD 1
Month + 0.76%), 1.16%, 06/15/38
(a)
.. 200 195,477
Series 2022-OPO, Class A, 3.02%, 01/05/39 100 96,431
MAD Mortgage Trust, Series 2017-330M, Class
A, 2.98%, 08/15/34
(a)(b)
............. 250 244,636
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class A4, 4.05%,
04/15/47 .................... 135 136,845
Series 2015-C20, Class A4, 3.25%,
02/15/48 .................... 180 179,214
Ready Capital Mortgage Financing LLC, Series
2022-FL8, Class A, (SOFR30A + 1.65%),
1.76%, 01/25/37
(a)(b)
............... 60 59,873
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
................ 100 92,973
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4, 3.64%,
12/15/59 ...................... 50 50,525
2,574,506
Total Non-Agency Mortgage-Backed Securities — 6.8%
(Cost: $3,457,008) .............................. 3,276,090
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 7.4%
Government National Mortgage Association
2.50%, 10/20/51 ................. 211 204,951
3.00%, 10/20/51 ................. 1,070 1,058,848
Uniform Mortgage-Backed Securities
2.50%, 11/01/51 ................. 189 182,238
3.00%, 11/01/51 ................. 257 255,544
3.00%, 04/25/52 - 05/25/52
(d)
......... 890 869,513
3.50%, 11/01/51 ................. 960 985,346
Total U.S. Government Sponsored Agency Securities — 7.4%
(Cost: $3,712,535) .............................. 3,556,440
U.S. Treasury Obligations
U.S. Treasury Bonds, 1.75%, 08/15/41 .... 610 528,699
U.S. Treasury Notes
0.13%, 10/31/22 - 12/31/22 .......... 7,478 7,430,540
0.50%, 03/15/23 ................. 276 272,783
0.63%, 10/15/24 ................. 2,100 2,004,598
0.75%, 11/15/24 ................. 670 640,400
1.50%, 02/15/25 ................. 480 466,537
1.75%, 03/15/25 ................. 2,320 2,270,881
Total U.S. Treasury Obligations — 28.2%
(Cost: $13,845,940) .............................. 13,614,438
Total Long-Term Investments — 101.0%
(Cost: $50,360,514) .............................. 48,797,502

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund
26
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
x
Security
Shares
Shares Value
Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21%
(e)(f)
................. 402,217 $ 402,217
Total Short-Term Securities — 0.8%
(Cost: $402,217) ................................ 402,217
Total Investments Before TBA Sale Commitments — 101.8%
(Cost: $50,762,731 ) .............................. 49,199,719
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
Mortgage-Backed Securities — (0.9)%
Uniform Mortgage-Backed Securities,
3.00%, 04/25/52
(d)
................ USD (445) $ (435,266)
Total TBA Sale Commitments — (0.9)%
(Proceeds: $(435,066)) ........................... (435,266)
Total Investments Net of TBA Sale Commitments — 100.9%
(Cost: $50,327,665 ) .............................. 48,764,453
Liabilities in Excess of Other Assets — (0.9)% ............ (416,831)
Net Assets — 100.0% .............................. $ 48,347,622
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Represents or includes a TBA transaction.
(e)
Annualized 7-day yield as of period end.
(f)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
10/18/21
(a)
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,T -Fund,
Institutional Class
(b)
....... $ — $ 402,217 $ — $ — $ — $ 402,217 402,217 $ 138 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
27
Schedule of Investments
(unaudited) (continued)
March 31, 2022
i
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 104 06/30/22 $ 22,025 $ (284,048)
Short Contracts
Euro- Bobl ............................................................... 18 06/08/22 2,566 69,092
Euro-Bund .............................................................. 1 06/08/22 176 8,502
Euro-Schatz ............................................................. 12 06/08/22 1,470 7,668
U.S. Treasury 10 Year Note ................................................... 8 06/21/22 982 32,386
U.S. Treasury 10 Year Ultra Note ............................................... 9 06/21/22 1,220 35,514
U.S. Treasury Long Bond .................................................... 3 06/21/22 451 13,109
U.S. Treasury Ultra Bond .................................................... 2 06/21/22 355 14,107
U.S. Treasury 5 Year Note .................................................... 56 06/30/22 6,415 176,979
357,357
$ 73,309
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 56,277 USD 61,431 Deutsche Bank AG 06/15/22 $ 1,002
USD 36,783 EUR 33,000 JPMorgan Chase Bank NA 06/15/22 173
USD 189,919 EUR 171,000 Morgan Stanley & Co. International plc 06/15/22 214
1,389
USD 986,097 EUR 890,000 Bank of America NA 06/15/22 (1,253)
USD 3,403,454 EUR 3,093,000 BNP Paribas SA 06/15/22 (27,869)
USD 639,465 EUR 580,000 Deutsche Bank AG 06/15/22 (3,977)
USD 124,869 EUR 113,818 Morgan Stanley & Co. International plc 06/15/22 (1,400)
(34,499)
$ (33,110)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.37.V1 ................... 1.00 % Quarterly 12/20/26 USD 470 $ (8,193) $ (10,371) $ 2,178
CDX.NA.HY.38.V1 ................... 5.00 Quarterly 06/20/27 USD 150 (8,499) (8,854) 355
$ (16,692) $ (19,225) $ 2,533
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ (19,225) $ 2,533 $ — $ —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund
28
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 357,357 $ — $ 357,357
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 1,389 — — 1,389
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 2,533 — — — — 2,533
$ — $ 2,533 $ — $ 1,389 $ 357,357 $ — $ 361,279
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 284,048 — 284,048
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 34,499 — — 34,499
$ — $ — $ — $ 34,499 $ 284,048 $ — $ 318,547
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ (100,214) $ — $ (100,214)
Forward foreign currency exchange contracts .... — — — 162,387 — — 162,387
Swaps .............................. — 1,563 — — 1,086 — 2,649
$ — $ 1,563 $ — $ 162,387 $ (99,128) $ — $ 64,822
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — — — 73,309 — 73,309
Forward foreign currency exchange contracts .... — — — (33,110) — — (33,110)
Swaps .............................. — 2,533 — — — — 2,533
$ — $ 2,533 $ — $ (33,110) $ 73,309 $ — $ 42,732
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 22,137,399
Average notional value of contracts — short ................................................................................. $ 12,438,124
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 4,573,434
Average amounts sold — in USD ........................................................................................ $ 30,716
Credit default swaps
Average notional value — buy protection ................................................................................... $ 620,000

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
29
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 17,192 $ —
Forward foreign currency exchange contracts ................................................................. 1,389 34,499
Swaps — centrally cleared .............................................................................. 551 48,873
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 19,132 $ 83 ,372
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(17,743) (43,873)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,389 $ 34,499
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Deutsche Bank AG ............................... $ 1,002 $ (1,002) $ — $ — $ —
JPMorgan Chase Bank NA .......................... 173 — — — 173
Morgan Stanley & Co. International plc .................. 214 (214) — — —
$ 1,389 $ (1,216) $ — $ — $ 173
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA .............................. $ 1,253 $ — $ — $ — $ 1,253
BNP Paribas SA ................................. 27,869 — — — 27,869
Deutsche Bank AG ............................... 3,977 (1,002) — — 2,975
Morgan Stanley & Co. International plc .................. 1,400 (214) — — 1,186
$ 34,499 $ (1,216) $ — $ — $ 33,283
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund
30
Schedule of Investments
(unaudited) (continued)
March 31, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ — $ 48,797,502 $ — $ 48,797,502
Short-Term Securities ....................................... 402,217 — — 402,217
Liabilities
Investments
TBA Sale Commitments .................................... — (435,266) — (435,266)
$ 402,217 $ 48,362,236 $ — $ 48,764,453
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 2,533 $ — $ 2,533
Foreign currency exchange contracts ............................ — 1,389 — 1,389
Interest rate contracts ....................................... 357,357 — — 357,357
Liabilities
Foreign currency exchange contracts ............................ — (34,499) — (34,499)
Interest rate contracts ....................................... (284,048) — — (284,048)
$ 73,309 $ (30,577) $ — $ 42,732
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock Sustainable Total Return Fund
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 7.9%
(a)(b)
AGL Core CLO 4 Ltd., Series 2020-4A,
Class A1R, (LIBOR USD 3 Month +
1.07%), 1.32%, 04/20/33 ....... USD 250 $ 247,413
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class BR2, (LIBOR USD 3
Month + 1.80%), 1.93%, 10/27/34 250 247,854
Bridge Street CLO II Ltd., Series
2021-1A, Class A1A, (LIBOR USD 3
Month + 1.23%), 1.48%, 07/20/34 250 246,862
CIFC Funding Ltd., Series 2020-3A,
Class A1R, (LIBOR USD 3 Month +
1.13%), 1.38%, 10/20/34 ....... 250 247,023
Gilbert Park CLO Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month +
1.19%), 1.43%, 10/15/30 ....... 250 247,932
GoldenTree Loan Management US
CLO 1 Ltd.
Series 2021-11A, Class A, (LIBOR
USD 3 Month + 1.13%), 1.38%,
10/20/34 ............... 250 247,032
Series 2021-11A, Class E, (LIBOR
USD 3 Month + 5.35%), 5.60%,
10/20/34 ............... 250 223,565
Madison Park Funding XVIII Ltd.,
Series 2015-18A, Class ARR,
(LIBOR USD 3 Month + 0.94%),
1.20%, 10/21/30 ............ 250 247,654
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class C,
(LIBOR USD 3 Month + 2.60%),
2.85%, 01/19/33 ............ 250 249,635
OHA Loan Funding Ltd., Series 2015-
1A, Class AR3, (LIBOR USD 3
Month + 1.15%), 1.36%, 01/19/37 250 247,182
Palmer Square CLO Ltd., Series 2021-
3A, Class A1, (LIBOR USD 3 Month
+ 1.15%), 1.38%, 01/15/35 ..... 250 247,218
Pikes Peak CLO 8, Series 2021-8A,
Class B, (LIBOR USD 3 Month +
1.75%), 2.00%, 07/20/34 ....... 250 247,520
TCW CLO AMR Ltd., Series 2019-1A,
Class ASNR, (LIBOR USD 3 Month
+ 1.22%), 1.68%, 08/16/34 ..... 250 246,868
Trestles CLO V Ltd., Series 2021-5A,
Class A1, (LIBOR USD 3 Month +
1.17%), 1.33%, 10/20/34 ....... 250 247,000
Trimaran Cavu Ltd., Series 2021-2A,
Class D1, (LIBOR USD 3 Month +
3.25%), 3.38%, 10/25/34 ....... 250 245,246
3,686,004
Ireland — 0.8%
Prodigy Finance DAC, Series 2021-1A,
Class A, (LIBOR USD 1 Month +
1.25%), 1.71%, 07/25/51
(a)(b)
.... 364 362,901
United States — 4.8%
(a)
Diameter Capital CLO 1 Ltd., Series
2021-1A, Class A1A, (LIBOR USD 3
Month + 1.24%), 1.48%, 07/15/36
(b)
250 247,171
Home Partners of America Trust, Series
2021-2, Class F, 3.80%, 12/17/26 . 497 455,276
Mosaic Solar Loan Trust, Series 2017-
2A, Class C, 2.00%, 06/22/43 ... 126 124,337
Security
Par (000)
Par (000) Value
United States (continued)
PRET LLC, Series 2021-NPL6, Class
A1, 2.49%, 07/25/51
(c)
........ USD 472 $ 457,456
Progress Residential Trust, Series
2021-SFR10, Class F, 4.61%,
12/17/40 ................. 500 461,020
Regional Management Issuance Trust,
Series 2022-1, Class A, 3.07%,
03/15/32 ................. 100 97,232
Tricon Residential Trust, Series 2021-
SFR1, Class F, 3.69%, 07/17/38 .. 400 369,723
2,212,215
Total Asset-Backed Securities — 13.5%
(Cost: $6,460,110) .............................. 6,261,120
Corporate Bonds
Belgium — 0.9%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ............ 4 4,290
4.90%, 02/01/46 ............ 53 58,944
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 ............ 112 116,050
5.88%, 06/15/35 ............ 31 36,608
KBC Group NV, (EURIBOR 3 Month +
0.72%), 0.38%
,
06/16/27
(b)(d)
.... EUR 200 211,508
427,400
Canada — 0.2%
1011778 BC ULC, 3.88%
,
01/15/28
(a)
USD 6 5,685
Canadian Pacific Railway Co., 2.05%
,
03/05/30 ................. 17 15,573
Rogers Communications, Inc., 4.55%
,
03/15/52
(a)
................ 40 39,766
Toronto-Dominion Bank (The), 3.20%
,
03/10/32 ................. 13 12,794
73,818
China — 0.5%
NXP BV
(a)
5.55%, 12/01/28 ............ 68 73,573
3.40%, 05/01/30 ............ 115 111,637
2.50%, 05/11/31 ............ 61 54,632
239,842
France — 1.2%
(d)
Banque Federative du Credit Mutuel
SA, 0.10%
,
10/08/27 ......... EUR 100 102,504
BNP Paribas SA, (EURIBOR 3 Month +
0.80%), 0.38%
,
10/14/27
(b)
..... 100 104,334
Engie SA, 1.75%
,
03/27/28 ....... 100 111,246
ICADE, 1.50%
,
09/13/27 ......... 100 109,753
Societe Generale SA, (EURIBOR 3
Month + 1.28%), 0.87%
,
09/22/28
(b)
100 104,945
532,782
Germany — 2.2%
Commerzbank AG, (EURIBOR 3 Month
+ 1.30%), 0.75%
,
03/24/26
(b)(d)
... 100 108,258
Deutsche Bank AG
(b)
(SOFR + 2.16%), 2.22%, 09/18/24 USD 503 491,993
(EURIBOR 3 Month + 1.38%),
1.88%, 02/23/28
(d)
......... EUR 200 217,923
E.ON SE, 1.00%
,
10/07/25
(d)
...... 100 110,158

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
32
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Germany (continued)
Vonovia SE, 1.38%
,
01/28/26
(d)
.... EUR 100 $ 109,881
1,038,213
Italy — 0.7%
(d)
Intesa Sanpaolo SpA , 1.50%
,
04/10/24 100 112,335
Iren SpA
1.95%, 09/19/25 ............ 100 112,944
1.50%, 10/24/27 ............ 100 109,244
334,523
Japan — 0.4%
Nomura Holdings, Inc., 2.61%
,
07/14/31 ................. USD 200 179,762
Spain — 0.9%
(d)
Banco de Sabadell SA, (EUR Swap
Annual 1 Year + 1.55%), 1.12%
,
03/11/27
(b)
................ EUR 100 107,539
Banco Santander SA, 0.30%
,
10/04/26 200 211,404
CaixaBank SA, (EURIBOR 3 Month +
0.85%), 0.38%
,
11/18/26
(b)
..... 100 105,987
424,930
Supranational — 1.3%
European Union, Series NGEU, 0.40%
,
02/04/37
(d)
................ 610 600,185
Switzerland — 0.5%
Credit Suisse Group AG, (LIBOR
USD 3 Month + 1.20%), 3.00%
,
12/14/23
(a)(b)
............... USD 250 249,974
United Kingdom — 1.1%
AstraZeneca plc, 1.38%
,
08/06/30 .. 30 26,143
National Grid plc, 0.25%
,
09/01/28
(d)
. EUR 100 101,132
RELX Capital, Inc.
4.00%, 03/18/29 ............ USD 44 45,133
3.00%, 05/22/30 ............ 54 51,593
Sky Group Finance Ltd., 6.50%
,
10/15/35
(a)
................ 30 38,780
SSE plc
(d)
0.88%, 09/06/25 ............ EUR 100 109,504
1.38%, 09/04/27 ............ 100 110,173
482,458
United States — 31.1%
AbbVie, Inc.
4.55%, 03/15/35 ............ USD 88 94,469
4.50%, 05/14/35 ............ 38 40,785
4.85%, 06/15/44 ............ 20 22,171
4.70%, 05/14/45 ............ 36 39,085
Aetna, Inc., 6.63%
,
06/15/36 ...... 7 8,816
Agilent Technologies, Inc.
3.05%, 09/22/26 ............ 34 33,762
2.75%, 09/15/29 ............ 8 7,629
2.10%, 06/04/30 ............ 5 4,488
Albertsons Cos., Inc.
(a)
5.88%, 02/15/28 ............ 12 11,959
4.88%, 02/15/30 ............ 6 5,843
Alexandria Real Estate Equities, Inc.,
4.90%
,
12/15/30 ............ 9 9,950
Amazon.com, Inc.
4.05%, 08/22/47 ............ 24 26,107
2.50%, 06/03/50 ............ 13 10,853
American Express Co., 2.55%
,
03/04/27 ................. 25 24,308
Security
Par (000)
Par (000) Value
United States (continued)
American International Group, Inc.
4.50%, 07/16/44 ............ USD 19 $ 20,503
4.38%, 06/30/50 ............ 27 29,592
American Tower Corp.
5.00%, 02/15/24 ............ 12 12,412
0.45%, 01/15/27 ............ EUR 100 103,813
3.60%, 01/15/28 ............ USD 111 109,936
3.80%, 08/15/29 ............ 33 32,840
2.10%, 06/15/30 ............ 39 34,012
Amgen, Inc.
4.40%, 05/01/45 ............ 35 36,752
4.66%, 06/15/51 ............ 4 4,402
4.20%, 02/22/52 ............ 30 31,026
Analog Devices, Inc.
2.80%, 10/01/41 ............ 7 6,281
2.95%, 10/01/51 ............ 11 9,951
Anthem, Inc.
2.88%, 09/15/29 ............ 13 12,562
3.60%, 03/15/51 ............ 19 18,164
Aon Corp.
3.75%, 05/02/29 ............ 19 19,427
2.80%, 05/15/30 ............ 81 77,157
Apple, Inc.
2.38%, 02/08/41 ............ 29 25,261
2.80%, 02/08/61 ............ 50 42,991
Applied Materials, Inc., 4.35%
,
04/01/47 ................. 7 7,895
Aramark Services, Inc., 5.00%
,
02/01/28
(a)
................ 14 13,580
AT&T, Inc.
4.10%, 02/15/28 ............ 44 45,684
4.30%, 02/15/30 ............ 53 55,999
4.50%, 05/15/35 ............ 141 149,368
4.75%, 05/15/46 ............ 70 76,026
4.50%, 03/09/48 ............ 11 11,553
3.80%, 12/01/57 ............ 53 48,354
3.50%, 02/01/61 ............ 10 8,500
Atlantic City Electric Co., 4.00%
,
10/15/28 ................. 8 8,251
Atmos Energy Corp., 2.85%
,
02/15/52 10 8,488
Autodesk, Inc., 3.50%
,
06/15/27 .... 64 64,331
Baltimore Gas & Electric Co., 3.50%
,
08/15/46 ................. 74 71,506
Bank of America Corp.
(b)
(SOFR + 1.46%), 1.49%, 05/19/24 28 27,591
(LIBOR USD 3 Month + 0.87%),
2.46%, 10/22/25 .......... 943 926,592
(SOFR + 1.32%), 2.69%, 04/22/32 131 120,473
(LIBOR USD 3 Month + 1.32%),
4.08%, 04/23/40 .......... 23 23,615
Bausch Health Americas, Inc.
(a)
9.25%, 04/01/26 ............ 14 14,338
8.50%, 01/31/27 ............ 16 15,957
Bausch Health Cos., Inc.
(a)
9.00%, 12/15/25 ............ 8 8,289
5.75%, 08/15/27 ............ 6 5,912
7.00%, 01/15/28 ............ 8 7,162
7.25%, 05/30/29 ............ 8 6,823
Biogen, Inc.
2.25%, 05/01/30 ............ 23 20,694
5.20%, 09/15/45 ............ 9 10,014
3.15%, 05/01/50 ............ 17 13,921
Blackstone Private Credit Fund, 4.00%
,
01/15/29
(a)
................ 42 38,884

BlackRock Sustainable Total Return Fund
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Boston Scientific Corp., 2.65%
,
06/01/30 ................. USD 13 $ 12,198
Bristol-Myers Squibb Co.
2.90%, 07/26/24 ............ 45 45,334
3.90%, 02/20/28 ............ 62 64,579
4.25%, 10/26/49 ............ 13 14,176
Broadcom, Inc.
4.75%, 04/15/29 ............ 57 59,892
5.00%, 04/15/30 ............ 113 120,118
4.15%, 11/15/30 ............ 38 38,513
Broadridge Financial Solutions, Inc.,
2.60%
,
05/01/31 ............ 5 4,527
Burlington Northern Santa Fe LLC
5.15%, 09/01/43 ............ 9 10,687
3.30%, 09/15/51 ............ 33 31,206
Cameron LNG LLC, 3.30%
,
01/15/35
(a)
220 206,761
Carrier Global Corp., 2.24%
,
02/15/25 5 4,868
CCO Holdings LLC
(a)
5.38%, 06/01/29 ............ 14 14,000
4.75%, 03/01/30 ............ 16 15,364
Cedar Fair LP
5.50%, 05/01/25
(a)
........... 8 8,216
5.38%, 04/15/27 ............ 12 11,880
5.25%, 07/15/29 ............ 12 11,820
CenterPoint Energy Houston Electric
LLC
Series AE, 2.35%, 04/01/31 .... 10 9,283
Series AF, 3.35%, 04/01/51 .... 15 14,284
Charter Communications Operating
LLC
4.80%, 03/01/50 ............ 113 107,340
3.90%, 06/01/52 ............ 9 7,590
4.40%, 12/01/61 ............ 15 13,057
3.95%, 06/30/62 ............ 11 8,895
Cigna Corp., 4.38%
,
10/15/28 ..... 8 8,415
Citigroup, Inc.
(b)
(SOFR + 0.53%), 1.28%, 11/03/25 318 302,611
(SOFR + 2.11%), 2.57%, 06/03/31 38 34,812
(SOFR + 1.17%), 2.56%, 05/01/32 79 71,240
Citizens Financial Group, Inc., 3.25%
,
04/30/30 ................. 6 5,864
Clear Channel Outdoor Holdings, Inc.,
5.13%
,
08/15/27
(a)
........... 16 15,827
Comcast Corp.
4.15%, 10/15/28 ............ 42 44,134
2.65%, 02/01/30 ............ 22 21,118
4.25%, 10/15/30 ............ 80 85,341
3.40%, 07/15/46 ............ 58 54,455
2.89%, 11/01/51
(a)
........... 14 11,803
Commercial Metals Co., 4.38%
,
03/15/32 ................. 14 13,002
Commonwealth Edison Co.
4.00%, 03/01/48 ............ 18 19,121
Series 133, 3.85%, 03/15/52 .... 24 24,810
Cox Communications, Inc.
(a)
3.15%, 08/15/24 ............ 14 14,023
3.60%, 06/15/51 ............ 19 16,906
Crown Castle International Corp.
3.80%, 02/15/28 ............ 93 92,906
2.50%, 07/15/31 ............ 59 52,630
CSX Corp.
2.50%, 05/15/51 ............ 26 21,010
4.25%, 11/01/66 ............ 10 10,395
CVS Health Corp.
4.30%, 03/25/28 ............ 290 303,363
Security
Par (000)
Par (000) Value
United States (continued)
5.13%, 07/20/45 ............ USD 40 $ 45,152
Darling Ingredients, Inc., 5.25%
,
04/15/27
(a)
................ 6 6,120
Dell International LLC, 5.85%
,
07/15/25 75 80,050
Discover Financial Services, 4.50%
,
01/30/26 ................. 14 14,423
Duke Realty LP, 1.75%
,
02/01/31 ... 52 45,101
DuPont de Nemours, Inc., 4.49%
,
11/15/25 .................. 23 23,921
DXC Technology Co., 2.38%
,
09/15/28 9 8,130
eBay, Inc., 1.40%
,
05/10/26 ....... 16 14,895
Ecolab, Inc.
3.95%, 12/01/47 ............ 21 22,308
2.75%, 08/18/55 ............ 8 6,615
Edison International, 5.75%
,
06/15/27 12 12,858
Electronic Arts, Inc., 1.85%
,
02/15/31 56 49,183
Entergy Louisiana LLC, 4.20%
,
09/01/48 ................. 41 42,941
Entergy Mississippi LLC, 2.85%
,
06/01/28 ................. 12 11,535
Equifax, Inc., 2.35%
,
09/15/31 ..... 5 4,472
Equinix , Inc.
2.63%, 11/18/24 ............ 112 110,399
1.25%, 07/15/25 ............ 70 65,260
0.25%, 03/15/27 ............ EUR 100 102,246
3.20%, 11/18/29 ............ USD 63 60,291
2.15%, 07/15/30 ............ 37 32,381
2.50%, 05/15/31 ............ 21 18,833
Exelon Corp., 4.45%
,
04/15/46 ..... 32 33,456
Expedia Group, Inc., 2.95%
,
03/15/31 5 4,629
FactSet Research Systems, Inc.,
3.45%
,
03/01/32 ............ 12 11,592
FedEx Corp., 2.40%
,
05/15/31 ..... 10 9,128
Fidelity National Information Services,
Inc.
1.65%, 03/01/28 ............ 12 10,737
2.25%, 03/01/31 ............ 10 8,843
3.10%, 03/01/41 ............ 6 5,191
4.50%, 08/15/46 ............ 4 4,142
Fiserv, Inc., 3.50%
,
07/01/29 ...... 56 55,120
Florida Power & Light Co.
4.05%, 10/01/44 ............ 86 89,937
2.88%, 12/04/51 ............ 17 15,240
Ford Motor Co., 3.25%
,
02/12/32 ... 6 5,359
General Motors Co., 6.13%
,
10/01/25 18 19,323
General Motors Financial Co., Inc.
3.25%, 01/05/23 ............ 470 473,993
3.95%, 04/13/24 ............ 5 5,078
Gilead Sciences, Inc.
4.60%, 09/01/35 ............ 31 33,716
2.60%, 10/01/40 ............ 5 4,210
4.75%, 03/01/46 ............ 26 28,813
Global Payments, Inc., 3.20%
,
08/15/29 ................. 57 54,151
GLP Capital LP
4.00%, 01/15/30 ............ 34 33,001
4.00%, 01/15/31 ............ 27 26,187
3.25%, 01/15/32 ............ 21 19,053
Goldman Sachs Group, Inc. (The)
(b)
(SOFR + 0.57%), 0.67%, 03/08/24 472 461,974
(LIBOR USD 3 Month + 1.20%),
3.27%, 09/29/25 .......... 378 378,716
(LIBOR USD 3 Month + 1.17%),
1.68%, 05/15/26 .......... 291 292,492

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
34
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
(LIBOR USD 3 Month + 1.51%),
3.69%, 06/05/28 .......... USD 179 $ 179,205
(SOFR + 1.28%), 2.62%, 04/22/32 27 24,539
Hasbro, Inc., 3.90%
,
11/19/29 ..... 22 22,076
HCA, Inc.
4.75%, 05/01/23 ............ 5 5,125
2.38%, 07/15/31 ............ 135 120,650
4.63%, 03/15/52
(a)
........... 5 5,039
Herc Holdings, Inc., 5.50%
,
07/15/27
(a)
14 14,196
Hewlett Packard Enterprise Co., 1.45%
,
04/01/24 ................. 12 11,646
Home Depot, Inc. (The)
2.80%, 09/14/27 ............ 17 16,799
4.50%, 12/06/48 ............ 30 33,704
HP, Inc., 3.40%
,
06/17/30 ........ 10 9,582
Humana, Inc.
4.50%, 04/01/25 ............ 10 10,355
2.15%, 02/03/32 ............ 7 6,133
Hyundai Capital America, 2.85%
,
11/01/22
(a)
................ 472 473,457
iHeartCommunications , Inc.
6.38%, 05/01/26 ............ 7 7,512
5.25%, 08/15/27
(a)
........... 8 7,910
Intel Corp., 4.10%
,
05/19/46 ...... 44 46,831
Intercontinental Exchange, Inc.
3.10%, 09/15/27 ............ 21 20,870
1.85%, 09/15/32 ............ 21 18,136
International Business Machines Corp.,
7.00%
,
10/30/25 ............ 8 9,046
Interpublic Group of Cos., Inc. (The)
4.65%, 10/01/28 ............ 8 8,376
4.75%, 03/30/30 ............ 8 8,589
JPMorgan Chase & Co.
(b)
(SOFR + 0.60%), 0.65%, 09/16/24 481 467,709
(SOFR + 0.49%), 0.77%, 08/09/25 127 120,379
(SOFR + 1.25%), 2.58%, 04/22/32 10 9,162
(LIBOR USD 3 Month + 1.38%),
3.96%, 11/15/48 .......... 11 11,236
(SOFR + 1.58%), 3.33%, 04/22/52 31 28,655
Juniper Networks, Inc., 2.00%
,
12/10/30 ................. 5 4,325
KAR Auction Services, Inc., 5.13%
,
06/01/25
(a)
................ 12 12,150
KeyCorp, 2.55%
,
10/01/29 ....... 6 5,673
KLA Corp.
4.10%, 03/15/29 ............ 29 30,436
3.30%, 03/01/50 ............ 36 33,909
L3Harris Technologies, Inc.
2.90%, 12/15/29 ............ 199 191,287
1.80%, 01/15/31 ............ 164 142,496
Lam Research Corp.
3.75%, 03/15/26 ............ 51 52,405
4.88%, 03/15/49 ............ 25 29,780
Lamar Media Corp., 3.75%
,
02/15/28 6 5,697
Level 3 Financing, Inc., 4.63%
,
09/15/27
(a)
................ 1 941
Lowe's Cos., Inc.
3.13%, 09/15/24 ............ 141 141,597
1.30%, 04/15/28 ............ 31 27,607
5.50%, 10/15/35 ............ 8 9,230
2.80%, 09/15/41 ............ 22 18,843
LYB International Finance III LLC,
4.20%
,
05/01/50 ............ 16 15,802
Security
Par (000)
Par (000) Value
United States (continued)
Marriott International, Inc., Series II,
2.75%
,
10/15/33 ............ USD 5 $ 4,413
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30 ............ 27 24,646
2.38%, 12/15/31 ............ 13 11,903
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 6 6,045
Merck & Co., Inc., 4.00%
,
03/07/49 .. 30 32,504
Micron Technology, Inc., 4.66%
,
02/15/30 ................. 4 4,181
Microsoft Corp., 3.70%
,
08/08/46 ... 66 70,250
MidAmerican Energy Co.
3.65%, 04/15/29 ............ 63 64,755
4.25%, 07/15/49 ............ 35 38,187
Moody's Corp.
3.25%, 01/15/28 ............ 58 57,907
3.75%, 02/25/52 ............ 8 7,885
Morgan Stanley
3.13%, 01/23/23 ............ 470 474,554
Series I, (SOFR + 0.75%), 0.86%,
10/21/25
(b)
.............. 57 53,676
(SOFR + 0.86%), 1.51%, 07/20/27
(b)
273 250,943
(LIBOR USD 3 Month + 1.34%),
3.59%, 07/22/28
(b)
......... 66 66,184
(LIBOR USD 3 Month + 1.63%),
4.43%, 01/23/30
(b)
......... 163 170,430
(SOFR + 3.12%), 3.62%, 04/01/31
(b)
40 39,792
(LIBOR USD 3 Month + 1.46%),
3.97%, 07/22/38
(b)
......... 6 6,053
(SOFR + 1.49%), 3.22%, 04/22/42
(b)
9 8,279
Morgan Stanley Domestic Holdings,
Inc., 3.80%
,
08/24/27 ......... 10 10,164
Motorola Solutions, Inc.
4.60%, 02/23/28 ............ 124 127,492
2.30%, 11/15/30 ............ 41 35,943
5.50%, 09/01/44 ............ 36 39,585
Mozart Debt Merger Sub, Inc., 3.88%
,
04/01/29
(a)
................ 65 60,125
National Retail Properties, Inc.
2.50%, 04/15/30 ............ 12 11,037
3.00%, 04/15/52 ............ 34 27,264
Navient Corp.
7.25%, 09/25/23 ............ 4 4,155
5.88%, 10/25/24 ............ 6 6,121
6.75%, 06/25/25 ............ 6 6,164
6.75%, 06/15/26 ............ 6 6,120
Newmont Corp.
2.80%, 10/01/29 ............ 13 12,435
2.25%, 10/01/30 ............ 36 32,902
Nexstar Media, Inc., 5.63%
,
07/15/27
(a)
14 14,171
Norfolk Southern Corp.
3.65%, 08/01/25 ............ 40 40,476
3.00%, 03/15/32 ............ 23 22,413
3.94%, 11/01/47 ............ 27 27,583
3.05%, 05/15/50 ............ 16 14,252
Northern States Power Co., 2.60%
,
06/01/51 ................. 37 31,293
Northern Trust Corp., 3.65%
,
08/03/28 8 8,212
NRG Energy, Inc.
2.45%, 12/02/27
(a)
........... 74 68,251
5.75%, 01/15/28 ............ 8 8,131
5.25%, 06/15/29
(a)
........... 8 7,818
NSTAR Electric Co., 3.95%
,
04/01/30 13 13,494
Nucor Corp., 3.95%
,
05/01/28 ..... 35 35,797

BlackRock Sustainable Total Return Fund
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
NVIDIA Corp., 3.50%
,
04/01/50 .... USD 38 $ 38,403
Ohio Power Co.
Series P, 2.60%, 04/01/30 ..... 23 21,776
Series R, 2.90%, 10/01/51 ..... 22 18,231
Omnicom Group, Inc., 2.60%
,
08/01/31 5 4,622
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 ............ 18 18,514
3.10%, 09/15/49 ............ 36 32,984
ONE Gas, Inc., 2.00%
,
05/15/30 .... 10 8,947
Oracle Corp.
3.60%, 04/01/40 ............ 179 155,280
4.00%, 07/15/46 ............ 14 12,423
3.60%, 04/01/50 ............ 91 75,472
Outfront Media Capital LLC, 5.00%
,
08/15/27
(a)
................ 14 13,686
Paramount Global, 4.38%
,
03/15/43 . 20 19,035
Parker-Hannifin Corp., 2.70%
,
06/14/24 17 16,865
PECO Energy Co., 2.85%
,
09/15/51 . 41 35,479
Penske Truck Leasing Co. LP, 1.20%
,
11/15/25
(a)
................ 45 41,301
Piedmont Natural Gas Co., Inc., 2.50%
,
03/15/31 ................. 11 10,100
Post Holdings, Inc.
(a)
5.63%, 01/15/28 ............ 12 11,779
5.50%, 12/15/29 ............ 8 7,697
Prologis LP
3.25%, 10/01/26 ............ 22 22,119
3.88%, 09/15/28 ............ 7 7,176
Public Service Electric and Gas Co.
3.70%, 05/01/28 ............ 28 28,504
3.60%, 12/01/47 ............ 6 5,924
QUALCOMM, Inc., 4.30%
,
05/20/47 . 47 52,888
Realty Income Corp., 3.25%
,
01/15/31 6 5,892
Republic Services, Inc., 0.88%
,
11/15/25 .................. 10 9,198
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 8 7,698
Ryder System, Inc., 4.63%
,
06/01/25 59 61,075
S&P Global, Inc., 4.75%
,
08/01/28
(a)
. 40 42,974
salesforce.com, Inc., 3.05%
,
07/15/61 27 23,684
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 6 6,211
ServiceNow , Inc., 1.40%
,
09/01/30 .. 58 49,293
Sherwin-Williams Co. (The)
2.30%, 05/15/30 ............ 23 21,030
2.20%, 03/15/32 ............ 17 15,077
Sirius XM Radio, Inc., 5.50%
,
07/01/29
(a)
................ 14 14,210
Southern California Edison Co.
Series K, 0.98%, 08/01/24 ..... 83 79,140
2.25%, 06/01/30 ............ 43 38,873
Series G, 2.50%, 06/01/31 ..... 9 8,190
Southwestern Public Service Co.,
Series 8, 3.15%
,
05/01/50 ...... 26 23,278
Standard Industries, Inc.
(a)
5.00%, 02/15/27 ............ 6 5,948
4.75%, 01/15/28 ............ 6 5,737
Synchrony Financial, 4.50%
,
07/23/25 18 18,361
TEGNA, Inc.
4.63%, 03/15/28 ............ 6 5,968
5.00%, 09/15/29 ............ 6 6,015
Tenet Healthcare Corp.
(a)
4.88%, 01/01/26 ............ 22 22,193
6.25%, 02/01/27 ............ 33 33,878
Security
Par (000)
Par (000) Value
United States (continued)
5.13%, 11/01/27 ............ USD 6 $ 6,028
4.38%, 01/15/30 ............ 10 9,599
Texas Eastern Transmission LP, 3.50%
,
01/15/28
(a)
................ 53 52,670
Thermo Fisher Scientific, Inc., 2.80%
,
10/15/41 ................. 46 41,200
T-Mobile USA, Inc.
1.50%, 02/15/26 ............ 69 64,358
3.88%, 04/15/30 ............ 117 117,449
2.55%, 02/15/31 ............ 40 36,272
4.50%, 04/15/50 ............ 26 26,303
Union Pacific Corp.
3.55%, 05/20/61 ............ 40 37,997
2.97%, 09/16/62 ............ 9 7,616
UnitedHealth Group, Inc.
3.05%, 05/15/41 ............ 20 18,631
2.90%, 05/15/50 ............ 41 36,341
Verizon Communications, Inc.
2.10%, 03/22/28 ............ 133 123,966
3.15%, 03/22/30 ............ 190 186,860
4.86%, 08/21/46 ............ 34 39,012
3.55%, 03/22/51 ............ 16 15,035
3.70%, 03/22/61 ............ 29 26,862
VMware, Inc., 4.70%
,
05/15/30 .... 52 54,995
Walmart, Inc., 4.30%
,
04/22/44 .... 6 6,602
Walt Disney Co. (The)
4.75%, 09/15/44 ............ 35 39,552
4.70%, 03/23/50 ............ 7 8,118
Waste Management, Inc., 2.00%
,
06/01/29 ................. 6 5,580
Waste Pro USA, Inc., 5.50%
,
02/15/26
(a)
................ 6 5,670
Western Digital Corp., 2.85%
,
02/01/29 67 61,211
WP Carey, Inc.
4.00%, 02/01/25 ............ 12 12,255
4.25%, 10/01/26 ............ 8 8,256
3.85%, 07/15/29 ............ 8 8,091
2.40%, 02/01/31 ............ 28 25,233
2.45%, 02/01/32 ............ 18 15,903
14,440,549
Total Corporate Bonds — 41.0%
(Cost: $20,338,307) .............................. 19,024,436
Foreign Government Obligations
France — 0.4%
French Republic, 0.50%
,
06/25/44
(a)(d)
EUR 190 177,518
Germany — 0.6%
Bundesrepublik Deutschland, 0.00%
,
08/15/31
(d)
................ 280 295,837
Ireland — 1.0%
Republic of Ireland, 1.35%
,
03/18/31
(d)
410 473,245
Mexico — 0.4%
United Mexican States, 2.66%
,
05/24/31 ................. USD 200 182,200
Netherlands — 0.5%
Kingdom of Netherlands, 0.50%
,
01/15/40
(a)(d)
............... EUR 220 229,462
Panama — 0.4%
Republic of Panama, 3.88%
,
03/17/28 USD 200 204,537

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
36
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Peru — 0.1%
Republic of Peru, 3.55%
,
03/10/51 .. USD 35 $ 32,655
United Kingdom — 1.1%
UK Treasury, 0.88%
,
07/31/33
(d)
.... GBP 420 505,939
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.10%
,
06/18/50 ................. USD 25 29,591
Total Foreign Government Obligations — 4.6%
(Cost: $2,346,422) .............................. 2,130,984
Municipal Bonds
California - 0.4%
Bay Area Toll Authority, Series 2010S-1,
RB, 7.04%, 04/01/50 ......... 20 30,668
Los Angeles Community College
District, Series 2010E, GO,
6.60%, 08/01/42 ............ 5 7,069
Los Angeles Unified School District,
Series 2010I, GO, 6.76%, 07/01/34 20 25,376
State of California, Series 2018, GO,
4.60%, 04/01/38 ............ 70 74,599
University of California, Series 2012AD,
RB, 4.86%, 05/15/12 ......... 5 5,603
143,315
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 ............ 40 42,492
New Jersey - 0.0%
New Jersey Turnpike Authority, Series
2009F, RB, 7.41%, 01/01/40 .... 8 11,697
New York - 0.0%
Metropolitan Transportation
Authority, Series 2009A-1, RB,
5.87%, 11/15/39 ............ 10 11,683
New York City Municipal Water Finance
Authority, Series 2010EE, RB,
6.01%, 06/15/42 ............ 5 6,666
Port Authority of New York &
New Jersey, Series 2011, RB,
4.93%, 10/01/51 ............ 15 18,050
36,399
Ohio - 0.0%
American Municipal Power, Inc., Series
2010B, RB, 8.08%, 02/15/50 .... 10 16,515
Texas - 0.1%
City of San Antonio Electric & Gas
Systems, Series 2010A, RB,
5.81%, 02/01/41 ............ 10 12,709
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 ............ 15 19,004
31,713
Total Municipal Bonds — 0.6%
(Cost: $313,266) ................................ 282,131
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.6%
United States — 1.6%
(a)(b)
Connecticut Avenue Securities Trust,
Series 2021-R03, Class 1B2,
(SOFR30A + 5.50%), 5.60%,
12/25/41 ................. USD 500 $ 443,826
Federal National Mortgage Association,
Series 2021-R02, Class 2B1,
(SOFR30A + 3.30%), 3.40%,
11/25/41 .................. 296 274,448
718,274
Commercial Mortgage-Backed Securities — 5.3%
(a)
Cayman Islands — 1.0%
(b)
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
G, (TSFR1M + 4.22%), 4.52%,
12/15/34 ................. 250 249,688
STWD Mortgage Trust, Series 2021-
LIH, Class F, (LIBOR USD 1 Month
+ 3.55%), 3.95%, 11/15/36 ..... 250 243,298
492,986
United States — 4.3%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2,
3.90%, 08/10/35 ............ 250 250,895
Commercial Mortgage Trust, Series
2013-300P, Class D, 4.39%,
08/10/30
(b)
................ 150 147,478
Grace Trust, Series 2020-GRCE, Class
D, 2.68%, 12/10/40
(b)
......... 250 214,916
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class F, (LIBOR
USD 1 Month + 3.44%), 3.83%,
11/15/36
(b)
................ 250 243,553
JPMorgan Chase Commercial
Mortgage Securities Trust
(b)
Series 2021-MHC, Class D, (LIBOR
USD 1 Month + 1.70%), 2.10%,
04/15/38 ............... 250 243,416
Series 2022-OPO, Class D, 3.45%,
01/05/39 ............... 160 141,341
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 3.00%,
04/15/38
(b)
................ 250 243,723
SUMIT Mortgage Trust, Series 2022-
BVUE, Class D, 2.89%, 02/12/41
(b)
40 35,452
Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M4,
4.48%, 12/26/51
(b)
........... 492 458,571
1,979,345
2,472,331
Total Non-Agency Mortgage-Backed Securities — 6.9%
(Cost: $3,385,426) .............................. 3,190,605

BlackRock Sustainable Total Return Fund
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Pa r (000) Value
Capital Trusts
United States — 0.5%
(b)(e)
Bank of America Corp., Series FF ,
(LIBOR USD 3 Month + 2.93%),
5.87% ................... USD 34 $ 34,333
Bank of New York Mellon Corp. (The),
Series F , (LIBOR USD 3 Month +
3.13%), 4.62% ............. 47 46,295
Charles Schwab Corp. (The), Series
H , (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ............. 38 34,129
Citigroup, Inc. , (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.42%), 3.88% . 66 62,205
State Street Corp., Series H , (LIBOR
USD 3 Month + 2.54%), 5.63% .. 53 52,364
229,326
Total Capital Trusts — 0.5%
(Cost: $250,437) ................................ 229,326
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 40.9%
Federal National Mortgage Association,
3.00%, 12/01/50 ............ 860 850,271
Government National Mortgage
Association
2.00% ,  08/20/50 - 11/20/50 ... 191 182,943
2.50% ,  10/20/51 - 12/20/51 ... 325 316,106
3.00% ,  03/20/52 .......... 292 289,291
3.50% ,  03/20/52 .......... 69 70,080
4.00% ,  03/20/52 .......... 17 16,989
2.00% ,  04/15/52 - 05/15/52
(f)
.. 562 534,551
2.50% ,  04/15/52 - 05/15/52
(f)
.. 453 439,142
3.00% ,  04/15/52 - 05/15/52
(f)
.. 519 512,738
3.50% ,  04/15/52
(f)
......... 336 337,536
4.00% ,  04/15/52 - 05/15/52
(f)
.. 198 201,511
4.50% ,  04/15/52
(f)
......... 128 132,320
Uniform Mortgage-Backed Securities
1.50% ,  04/25/37 - 04/25/52
(f)
.. 872 802,089
2.00% ,  04/25/37 - 05/25/52
(f)
.. 1,955 1,844,397
2.50% ,  04/25/37 - 05/25/52
(f)
.. 520 508,618
3.00% ,  04/25/37 - 04/25/52
(f)
.. 592 585,289
3.50% ,  04/25/37 - 05/25/52
(f)
.. 1,268 1,271,190
4.00% ,  09/01/47 - 05/01/52 ... 572 584,630
4.50% ,  06/01/50 .......... 256 275,898
2.00% ,  11/01/51 - 12/01/51 ... 2,068 1,922,180
2.50% ,  11/01/51 - 12/01/51 ... 2,808 2,686,780
3.00% ,  11/01/51 .......... 257 255,544
3.50% ,  11/01/51 .......... 960 985,346
4.00% ,  04/25/52 - 05/25/52
(f)
.. 3,209 3,270,465
4.50% ,  04/25/52
(f)
......... 132 136,785
19,012,689
Total U.S. Government Sponsored Agency Securities
—
40.9%
(Cost: $19,640,593) .............................. 19,012,689
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40 - 08/15/40 ..... 412 323,815
1.38%, 11/15/40 ............ 206 168,413
1.75%, 08/15/41 ............ 206 178,544
2.75%, 11/15/47 ............ 298 309,198
Security
Par (000)
Par (000) Value
3.00%, 02/15/48 ............ USD 298 $ 324,669
2.38%, 05/15/51 ............ 212 207,743
2.00%, 08/15/51 ............ 311 280,129
1.88%, 11/15/51 ............ 3 2,456
2.25%, 02/15/52 ............ 1 959
U.S. Treasury Notes
0.88%, 01/31/24 - 09/30/26 ..... 195 186,012
0.25%, 03/15/24 ............ 469 450,533
0.75%, 11/15/24 - 08/31/26 ..... 733 680,588
1.13%, 10/31/26 - 02/15/31 ..... 91 84,353
1.50%, 01/31/27 - 02/15/30 ..... 120 112,626
1.88%, 02/28/27 - 02/15/32 ..... 351 341,146
0.63%, 03/31/27 ............ 231 211,176
0.50%, 04/30/27 - 05/31/27 ..... 648 587,027
1.25%, 03/31/28 ............ 304 283,551
1.75%, 01/31/29 ............ 10 9,575
Total U.S. Treasury Obligations — 10.2%
(Cost: $5,095,200) .............................. 4,742,513
Total Long-Term Investments — 118.2%
(Cost: $57,829,761) .............................. 54,873,804
Shares
Shares
Short-Term Securities
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.21%
(g)(h)
.... 2,354,870 2,354,870
Total Short-Term Securities — 5.1%
(Cost: $2,354,870) .............................. 2,354,870
Total Options Purchased — 0.0%
(Cost: $10,264 ) ................................ 21,648
Total Investments Before Options Written and TBA Sale
Commitments — 123.3%
(Cost: $60,194,895) .............................. 57,250,322
Total Options Written — (0.0)%
(Premiums Received — $(3,360)) .................... (6,716)
Par (000)
Pa r (000)
TBA Sale Commitments
(f)
Government National Mortgage
Association
3.00% ,  04/15/52 ............ (292) (288,863)
4.00% ,  04/15/52 ............ (17) (16,825)
Uniform Mortgage-Backed Securities
1.50% ,  04/25/52 ............ (15) (13,654)
2.00% ,  04/25/52 ............ (300) (278,473)
2.50% ,  04/25/52 ............ (700) (667,844)
3.00% ,  04/25/52 - 05/25/52 ..... (1,289) (1,260,117)
3.50% ,  04/25/52 ............ (124) (124,213)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
38
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
x
Security
Par (000)
Par (000) Value
4.00% ,  04/25/52 - 05/25/52 ..... USD (1,322) $ (1,346,403)
Total TBA Sale Commitments — (8.6)%
(Proceeds: $(4,035,919)) .......................... (3,996,392)
Total Investments Net of Options Written and TBA Sale
Commitments — 114.7%
(Cost: $56,155,616) .............................. 53,247,214
Liabilities in Excess of Other Assets — (14.7)% ........... (6,823,680)
Net Assets — 100.0% .............................. $ 46,423,534
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Perpetual security with no stated maturity date.
(f)
Represents or includes a TBA transaction.
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
10/18/21
(a)
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,T -Fund,
Institutional Class
(b )
....... $ — $ 2,354,870 $ — $ — $ — $ 2,354,870 2,354,870 $ 331 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

BlackRock Sustainable Total Return Fund
Schedules of Investments
39
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 1 06/08/22 $ 176 $ (925)
U.S. Treasury 10 Year Note ................................................... 12 06/21/22 1,473 12,560
U.S. Treasury Long Bond .................................................... 10 06/21/22 1,503 (31,674)
U.S. Treasury Ultra Bond .................................................... 8 06/21/22 1,418 (30,847)
U.S. Treasury 2 Year Note .................................................... 10 06/30/22 2,118 (18,266)
U.S. Treasury 5 Year Note .................................................... 25 06/30/22 2,864 (70,276)
(139,428)
Short Contracts
Euro- Bobl ............................................................... 14 06/08/22 1,996 58,887
Euro-BTP ............................................................... 2 06/08/22 306 13,850
Euro-OAT ............................................................... 11 06/08/22 1,844 74,037
Euro-Schatz ............................................................. 1 06/08/22 123 1,134
U.S. Treasury 10 Year Ultra Note ............................................... 3 06/21/22 407 5,403
Long Gilt ............................................................... 6 06/28/22 956 5,270
158,581
$ 19,153
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 209,000 USD 274,337 Morgan Stanley & Co. International plc 06/15/22 $ 137
USD 90,247 EUR 81,000 JPMorgan Chase Bank NA 06/15/22 388
USD 3,831 JPY 451,000 Bank of America NA 06/15/22 119
644
USD 3,840,302 EUR 3,490,000 BNP Paribas SA 06/15/22 (31,446)
USD 91,170 EUR 83,306 Morgan Stanley & Co. International plc 06/15/22 (1,249)
USD 303,062 EUR 275,000 Royal Bank of Canada 06/15/22 (2,018)
USD 58,306 EUR 53,000 State Street Bank and Trust Co. 06/15/22 (491)
USD 756,481 GBP 580,000 State Street Bank and Trust Co. 06/15/22 (5,217)
(40,421)
$ (39,777)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10 Year Note ..................... 16 05/20/22 USD 119.00 USD 1,600 $ 4,250

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
40
Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
3Yx1Y Interest Rate Swap
(a)
. 2.02% Semi-Annual 1 day SOFR Quarterly Bank of America NA 05/04/22 2.02 % USD 8,400 $ 17,398
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
3Yx1Y Interest Rate Swap
(a)
. 1 day SOFR At Termination 2.32% At Termination Bank of America NA 05/04/22 2.32 % USD 8,400 $ (6,716)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day Fed Funds At Termination 1.18% At Termination 07/27/22
(a)
09/21/22 USD 16,185 $ (12,339) $ — $ (12,339)
1 day Fed Funds At Termination 1.20% At Termination 07/27/22
(a)
09/21/22 USD 15,610 (11,369) — (11,369)
1 day Fed Funds At Termination 1.24% At Termination 07/27/22
(a)
09/21/22 USD 4,922 (3,265) — (3,265)
0.83% Annual
6 month
EURIBOR Semi-Annual N/A 02/04/37 EUR 280 18,949 — 18,949
$ (8,024) $ — $ (8,024)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 3.50% At Termination 03/31/27 USD 218 $ 1,422 $ — $ 1,422
1 month USCPI At Termination 3.52% At Termination 03/31/27 USD 218 1,659 — 1,659
1 month USCPI At Termination 2.86% At Termination 10/25/31 USD 522 (20,982) — (20,982)
1 month USCPI At Termination 2.89% At Termination 10/29/31 USD 108 (4,043) — (4,043)
1 month USCPI At Termination 2.88% At Termination 11/01/31 USD 108 (4,154) — (4,154)
1 month USCPI At Termination 2.76% At Termination 11/05/31 USD 113 (5,693) — (5,693)
1 month USCPI At Termination 2.77% At Termination 11/05/31 USD 113 (5,664) — (5,664)
1 month USCPI At Termination 2.80% At Termination 11/08/31 USD 47 (2,201) — (2,201)
1 month USCPI At Termination 2.82% At Termination 11/10/31 USD 66 (2,890) — (2,890)
1 month USCPI At Termination 2.89% At Termination 11/15/31 USD 57 (2,057) — (2,057)
1 month USCPI At Termination 2.93% At Termination 11/15/31 USD 57 (1,863) — (1,863)
1 month USCPI At Termination 2.89% At Termination 02/28/32 USD 113 (2,013) — (2,013)
1 month USCPI At Termination 3.06% At Termination 04/04/32 USD 84 – — —
$ (48,479) $ — $ (48,479)

BlackRock Sustainable Total Return Fund
Schedules of Investments
41
Schedule of Investments
(unaudited) (continued)
March 31, 2022
i
Derivative Financial Instruments Categorized by Risk Exposure
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/27 USD 17 $ (484) $ (407) $ (77)
$ – $ – $ –
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.33%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.16
1 month USCPI ....................................... U.S. Consumer Price Index 8. 50
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.37)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ — $ 22,030 $ (78,533) $ —
OTC Swaps ..................................................... — (407) — (77) —
Options Written ................................................... N/A N/A — (3,356) (6,716)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 171,141 $ — $ 171,141
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 644 — — 644
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 21,648 — 21,648
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 18,949 3,081 22,030
$ — $ — $ — $ 644 $ 211,738 $ 3,081 $ 215,463
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 151,988 — 151,988
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 40,421 — — 40,421
Options written
(b)
Options written at value ..................... — — — — 6,716 — 6,716
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 26,973 51,560 78,533
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 484 — — — — 484
$ — $ 484 $ — $ 40,421 $ 185,677 $ 51,560 $ 278,142

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
42
Schedule of Investments
(unaudited) (continued)
March 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended March 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ (197,001) $ — $ (197,001)
Forward foreign currency exchange contracts .... — — — 195,799 — — 195,799
Options purchased
(a)
.................... — — — (34,887) 34,541 — (346)
Options written ........................ — — — 28,657 (53,395) — (24,738)
Swaps .............................. — (2) — — (5,011) (16,063) (21,076)
$ — $ (2) $ — $ 189,569 $ (220,866) $ (16,063) $ (47,362)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — — — 19,153 — 19,153
Forward foreign currency exchange contracts .... — — — (39,777) — — (39,777)
Options purchased
(b)
.................... — — — — 11,384 — 11,384
Options written ........................ — — — — (3,356) — (3,356)
Swaps .............................. — (77) — — (8,024) (48,479) (56,580)
$ — $ (77) $ — $ (39,777) $ 19,157 $ (48,479) $ (69,176)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 10,794,088
Average notional value of contracts — short ................................................................................. $ 6,538,743
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 5,014,599
Average amounts sold — in USD ........................................................................................ $ 387,778
Options
Average value of option contracts purchased ................................................................................ $ 3,165
Average value of option contracts written ................................................................................... $ 413
Average notional value of swaption contracts purchased ......................................................................... $ 4,700,000
Average notional value of swaption contracts written ........................................................................... $ 6,950,000
Credit default swaps
Average notional value — buy protection ................................................................................... $ 8,371
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 154,875
Average notional value — receives fixed rate ................................................................................ $ 18,358,500
Inflation swaps
Average notional value — receives fixed rate ................................................................................ $ 1,506,500

BlackRock Sustainable Total Return Fund
Schedules of Investments
43
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 26,808 $ 40,245
Forward foreign currency exchange contracts ................................................................. 644 40,421
Options
(b)
......................................................................................... 21,648
(a)
6,716
Swaps — centrally cleared .............................................................................. 2,695 —
Swaps — OTC
(c)
.................................................................................... — 484
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 51,795 $ 87,866
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(33,753) (40,245)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 18,042 $ 47,621
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 17,517 $ (6,716) $ — $ — $ 10,801
JPMorgan Chase Bank NA .......................... 388 (388) — — —
Morgan Stanley & Co. International plc .................. 137 (137) — — —
$ 18,042 $ (7,241) $ — $ — $ 10,801
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA .............................. $ 6,716 $ (6,716) $ — $ — $ —
BNP Paribas SA ................................. 31,446 — — — 31,446
JPMorgan Chase Bank NA .......................... 484 (388) — — 96
Morgan Stanley & Co. International plc .................. 1,249 (137) — — 1,112
Royal Bank of Canada ............................. 2,018 — — — 2,018
State Street Bank and Trust Co. ...................... 5,708 — — — 5,708
$ 47,621 $ (7,241) $ — $ — $ 40,380
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
44
Schedule of Investments
(unaudited) (continued)
March 31, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ — $ 54,873,804 $ — $ 54,873,804
Short-Term Securities ....................................... 2,354,870 — — 2,354,870
Options Purchased
Interest rate contracts ...................................... 4,250 17,398 — 21,648
Liabilities
Investments
TBA Sale Commitments .................................... — (3,996,392) — (3,996,392)
$ 2,359,120 $ 50,894,810 $ — $ 53,253,930
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 644 $ — $ 644
Interest rate contracts ....................................... 171,141 18,949 — 190,090
Other contracts ........................................... — 3,081 — 3,081
Liabilities
Credit contracts ........................................... — (77) — (77)
Foreign currency exchange contracts ............................ — (40,421) — (40,421)
Interest rate contracts ....................................... (151,988) (33,689) — (185,677)
Other contracts ........................................... — (51,560) — (51,560)
$ 19,153 $ (103,073) $ — $ (83,920)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statements of Assets and Liabilities
(unaudited)

March 31, 2022
45
Financial Statements
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 46,444,051 $ 48,797,502 $ 54,895,452
Investments, at value — affiliated
(b)
........................................................... 540,195 402,217 2,354,870
Cash   ............................................................................... 28,171 1,162 2,084
Cash pledged:
Futures contracts ...................................................................... 4,000 182,000 234,000
Centrally cleared swaps .................................................................. — 16,000 68,000
Foreign currency, at value
(c)
................................................................ — 38,087 79,192
Receivables: – – –
Investments sold ...................................................................... 513,131 2,043,275 3,363,585
TBA sale commitments .................................................................. — 435,066 4,035,919
Dividends — affiliated ................................................................... 53 74 174
Dividends — unaffiliated ................................................................. 2,592 — —
Interest — unaffiliated ................................................................... 548,251 166,130 228,427
From the Manager ..................................................................... 10,627 11,794 16,477
Variation margin on futures contracts ......................................................... — 17,192 26,808
Variation margin on centrally cleared swaps .................................................... — 551 2,695
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 1,389 644
Deferred offering costs .................................................................... 48,107 84,768 84,800
Prepaid expenses ....................................................................... 9,853 5,632 15,593
Total assets ...........................................................................
48,149,031 52,202,839 65,408,720
LIABILITIES
Options written, at value
(d)
.................................................................. 1,346 — 6,716
TBA sale commitments, at value
(e)
............................................................ — 435,266 3,996,392
Payables: – – –
Investments purchased .................................................................. 1,114,050 3,192,668 14,717,150
Accounting services fees ................................................................. 28,779 20,528 21,345
Offering costs ........................................................................ — 43,818 36,232
Custodian fees ........................................................................ 7,508 5,810 9,817
Income dividend distributions .............................................................. 170,140 45,598 74,277
Professional fees ...................................................................... 75,327 31,025 40,696
Service fees ......................................................................... 19 40 21
Transfer agent fees .................................................................... 541 405 405
Other accrued expenses ................................................................. 307 1,687 985
Variation margin on futures contracts ......................................................... 281 43,873 40,245
Swap premiums received .................................................................. — — 407
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 34,499 40,421
OTC swaps .......................................................................... — — 77
Total liabilities ..........................................................................
1,398,298 3,855,217 18,985,186
NET ASSETS ..........................................................................
$ 46,750,733 $ 48,347,622 $ 46,423,534

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders
46
See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
NET ASSETS CONSIST OF
Paid-in capital .......................................................................... $ 49,990,130 $ 50,103,347 $ 50,010,459
Accumulated loss ....................................................................... (3,239,397) (1,755,725) (3,586,925)
NET ASSETS ..........................................................................
$ 46,750,733 $ 48,347,622 $ 46,423,534
(a)
  Investments, at cost — unaffiliated .......................................................... $ 49,132,067 $ 50,360,514 $ 57,840,025
(b)
  Investments, at cost — affiliated ............................................................ $ 540,195 $ 402,217 $ 2,354,870
(c)
  Foreign currency, at cost ................................................................. $ — $ 38,178 $ 78,863
(d)
  Premiums received .................................................................... $ 3,572 $ — $ 3,360
(e)
  Proceeds from TBA sale commitments ....................................................... $ — $ 435,066 $ 4,035,919

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2022
47
Financial Statements
See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
NET ASSET VALUE
Institutional
Net assets ...........................................................................
$ 93,501 $ 96,491 $ 92,827
Shares outstanding ....................................................................
10,000 10,000 10,000
Net asset value .......................................................................
$ 9.35 $ 9.65 $ 9.28
Shares authorized .....................................................................
Unlimited Unlimited 500 million
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.10
Investor A
Net assets ...........................................................................
$ 93,499 $ 198,539 $ 102,662
Shares outstanding ....................................................................
10,000 20,575 11,060
Net asset value .......................................................................
$ 9.35 $ 9.65 $ 9.28
Shares authorized .....................................................................
Unlimited Unlimited 300 million
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.10
Class K
Net assets ...........................................................................
$ 46,563,733 $ 48,052,592 $ 46,228,045
Shares outstanding ....................................................................
4,980,000 4,980,000 4,980,000
Net asset value .......................................................................
$ 9.35 $ 9.65 $ 9.28
Shares authorized .....................................................................
Unlimited Unlimited 500 million
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.10

Statements of Operations
(unaudited)
Period Ended March 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders
48
(a)
Period from 10/18/21 (commencement of operations) to 03/31/22.
See notes to financial statements.
BlackRock
Sustainable
High Yield
Bond Fund
BlackRock
Sustainable
Low Duration
Bond Fund
(a)
BlackRock
Sustainable
Total Return
Fund
(a)
INVESTMENT INCOME – – –
Dividends — affiliated ................................................................... $ 73 $ 138 $ 331
Dividends — unaffiliated ................................................................. 6,039 — —
Interest — unaffiliated ................................................................... 984,959 237,447 370,945
Total investment income ...................................................................
991,071 237,585 371,276
EXPENSES
Investment advisory .................................................................... 120,996 68,861 85,689
Offering ............................................................................ 76,252 — —
Organization and Offering ................................................................ — 79,863 79,863
Professional ......................................................................... 52,516 33,218 42,837
Accounting services .................................................................... 34,984 20,528 21,345
Administration ....................................................................... 10,285 9,441 9,337
Custodian ........................................................................... 7,168 5,810 9,817
Administration — class specific ............................................................ 4,83 7 4,439 4,391
Registration ......................................................................... 3,119 301 2,305
Directors and Officer ................................................................... 649 309 336
Transfer agent — class specific ............................................................ 498 444 444
Service — class specific ................................................................. 121 134 115
Miscellaneous ........................................................................ 3,0 80 3,215 3,279
Total expenses .........................................................................
314,505 226,563 259,758
Less: – – –
Fees waived and/or reimbursed by the Manager ............................................... (170,510) (134,357) (159,780)
Administration fees waived ............................................................. (10,285) (9,441) (9,337)
Administration fees waived — class specific .................................................. (4,837) (4,439) (4,391)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................... (453) (401) (378)
Total expenses after fees waived and/or reimbursed ................................................
128,420 77,925 85,872
Net investment income ....................................................................
862,651 159,660 285,404
REALIZED AND UNREALIZED GAIN (LOSS) $ (2,812,210) $ (1,692,849) $ (3,533,839)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ (364,942) $ (241,481) $ (548,819)
Forward foreign currency exchange contracts ................................................. — 162,387 195,799
Foreign currency transactions ........................................................... — 4,518 44,240
Futures contracts .................................................................... 10,086 (100,214) (197,001)
Options written ..................................................................... — — (24,738)
Payment by affiliate .................................................................. — — 3,180
Swaps   .......................................................................... — 2,649 (21,076)
(354,856) (172,141) (548,415)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. (2,466,234) (1,563,212) (2,905,046)
Forward foreign currency exchange contracts ................................................. — (33,110) (39,777)
Foreign currency translations ............................................................ — (228) 182
Futures contracts .................................................................... 6,654 73,309 19,153
Options written ..................................................................... 2,226 — (3,356)
Swaps   .......................................................................... — 2,533 (56,580)
(2,457,354) (1,520,708) (2,985,424)
Net realized and unrealized loss ..............................................................
(2,812,210) (1,692,849) (3,533,839)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................
$ (1,949,559) $ (1,533,189) $ (3,248,435)

Statements of Changes in Net Assets
49
Financial Statements
See notes to financial statements.
BlackRock Sustainable High Yield Bond
Fund
BlackRock
Sustainable Low
Duration Bond Fund
Six Months Ended
03/31/22
(unaudited)
Period from
07/22/21
(a)
to 09/30/21
Period from
10/18/21
(a)
to 03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ................................................................... $ 862,651 $ 272,573 $ 159,660
Net realized loss ....................................................................... (354,856) (30,972) (172,141)
Net change in unrealized appreciation (depreciation) ............................................... (2,457,354) (221,782) (1,520,708)
Net increase (decrease) in net assets resulting from operations ..........................................
(1,949,559) 19,819 (1,533,189)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional .......................................................................... (1,990) (615) (425)
  Investor A ........................................................................... (1,872) (571) (389)
  Class K ............................................................................. (1,003,269) (311,210) (221,722)
Decrease in net assets resulting from distributions to shareholders ........................................
(1,007,131) (312,396) (222,536)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ........................................
— 50,000,000 50,103,347
NET ASSETS
Total increase (decrease) in net assets .......................................................... (2,956,690) 49,707,423 48,347,622
Beginning of period .......................................................................
49,707,423 — —
End of period ...........................................................................
$ 46,750,733 $ 49,707,423 $ 48,347,622
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2022
BlackRock Semi-Annual Report to Shareholders
50
See notes to financial statements.
BlackRock
Sustainable Total
Return Fund
Period from
10/18/21
(a)
to 03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ................................................................................................. $ 285,404
Net realized loss ..................................................................................................... (548,415)
Net change in unrealized appreciation (depreciation) ............................................................................. (2,985,424)
Net decrease in net assets resulting from operations ...............................................................................
(3,248,435)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional ........................................................................................................ (657)
  Investor A ......................................................................................................... (560)
  Class K ........................................................................................................... (337,273)
Decrease in net assets resulting from distributions to shareholders ......................................................................
(338,490)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ......................................................................
50,010,459
NET ASSETS
Total increase in net assets ................................................................................................ 46,423,534
Beginning of period .....................................................................................................
—
End of period .........................................................................................................
$ 46,423,534
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
51
Financial Highlights
BlackRock Sustainable High Yield Bond
Fund
Institutional
Six Months Ended
03/31/22
(unaudited)
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .........................................................................
$ 9.94 $ 10.00
Net investment income
(b)
.................................................................................
0.17 0.05
Net realized and unrealized loss ............................................................................
(0.56) (0.05)
Net i ncrease (decrease ) from investment operations ................................................................
(0.39) 0.00
Distributions from net investment income
(c)
....................................................................
(0.20) (0.06)
Net asset value, end of period ..............................................................................
$ 9.35 $ 9.94
Total Return
(d)
(3.98)% 0.01%
Based on net asset value ..................................................................................
(3.98)%
(e)
0.01%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................................
1.48%
(g)(h)
1.32%
(g)( i )
Total expenses after fees waived and/or reimbursed ................................................................
0.58%
(g)
0.58%
(g)
Net investment income ...................................................................................
3.52%
(g)
2.80%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 94 $ 99
Portfolio turnover rate ....................................................................................
25% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.64%.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.40%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
52
BlackRock Sustainable High Yield Bond
Fund
Investor A
Six Months Ended
03/31/22
(unaudited)
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .........................................................................
$ 9.94 $ 10.00
Net investment income
(b)
.................................................................................
0.16 0.05
Net realized and unrealized loss ............................................................................
(0.56) (0.05)
N et decrease from investment operations .......................................................................
(0.40) (0.00)
Distributions from net invest ment income
(c)
....................................................................
(0.19) (0.06)
Net asset value, end of period ..............................................................................
$ 9.35 $ 9.94
Total Return
(d)
(4.10)% (0.03)%
Based on net asset value ..................................................................................
(4.10)%
(e)
(0.03)%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................................
1.73%
(g)(h)
1.58%
(g)( i )
Total expenses after fees waived and/or reimbursed ................................................................
0.83%
(g)
0.83%
(g)
Net investment income ...................................................................................
3.27%
(g)
2.55%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 93 $ 99
Portfolio turnover rate ....................................................................................
25% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.89%.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.65%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
53
Financial Highlights
BlackRock Sustainable High Yield Bond
Fund
Class K
Six Months Ended
03/31/22
(unaudited)
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .........................................................................
$ 9.94 $ 10.00
Net investment income
(b)
.................................................................................
0.17 0.05
Net realized and unrealized loss ............................................................................
(0.56) (0.05)
Net increase (decrease) from investment operations ................................................................
(0.39) 0.00
Distributions from net investment income
(c)
....................................................................
(0.20) (0.06)
Net asset value, end of period ..............................................................................
$ 9.35 $ 9.94
Total Return
(d)
(3.96)% 0.02%
Based on net asset value ..................................................................................
(3.96)%
(e)
0.02%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................................
1.14%
(g)(h)
0.96%
(g)( i )
Total expenses after fees waived and/or reimbursed ................................................................
0.53%
(g)
0.53%
(g)
Net investment income ...................................................................................
3.57%
(g)
2.85%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 46,564 $ 49,509
Portfolio turnover rate ....................................................................................
25% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.30%.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.04%.

Financial Highlights
(For a share outstanding throughout the period)
2022
BlackRock Semi-Annual Report to Shareholders
54
BlackRock
Sustainable Low
Duration Bond Fund
Institutional
Period from
10/18/21
(a)
to 03/31/22
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.03
Net realized and unrealized loss ...........................................................................................
(0.34)
Net decrease from investment operations ......................................................................................
(0.31)
Distributions from net investment income
(c)
...................................................................................
(0.04)
Net asset value, end of period .............................................................................................
$ 9.65
Total Return
(d)
(3.08)%
Based on net asset value .................................................................................................
(3.08)%
(e)
Ratios to Average Net Assets
(f)
Total expenses ........................................................................................................
1.07%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.40%
(g)
Net investment income ..................................................................................................
0.67%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 96
Portfolio turnover rate
( i )
...................................................................................................
90%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.35%.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 88%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
55
Financial Highlights
BlackRock
Sustainable Low
Duration Bond Fund
Investor A
Period from
10/18/21
(a)
to 03/31/22
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.02
Net realized and unrealized loss ...........................................................................................
(0.34)
Net decrease from investment operations ......................................................................................
(0.32)
Distributions from net investment income
(c)
...................................................................................
(0.03)
Net asset value, end of period .............................................................................................
$ 9.65
Total Return
(d)
(3.19)%
Based on net asset value .................................................................................................
(3.19)%
(e)
Ratios to Average Net Assets
(f)
Total expenses ........................................................................................................
1.27%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.65%
(g)
Net investment income ..................................................................................................
0.47%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 199
Portfolio turnover rate
( i )
...................................................................................................
90%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.54%.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 88%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2022
BlackRock Semi-Annual Report to Shareholders
56
BlackRock
Sustainable Low
Duration Bond Fund
Class K
Period from
10/18/21
(a)
to 03/31/22
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.03
Net realized and unrealized loss ...........................................................................................
(0.33)
Net decrease from investment operations ......................................................................................
(0.30)
Distributions from net investment income
(c)
...................................................................................
(0.05)
Net asset value, end of period .............................................................................................
$ 9.65
Total Return
(d)
(3.06)%
Based on net asset value .................................................................................................
(3.06)%
(e)
Ratios to Average Net Assets
(f)
Total expenses ........................................................................................................
0.74%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.35%
(g)
Net investment income ..................................................................................................
0.72%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 48,053
Portfolio turnover rate
( i )
...................................................................................................
90%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.02%.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 88%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout the period)
57
Financial Highlights
BlackRock
Sustainable Total
Return Fund
Institutional
Period from
10/18/21
(a)
to 03/31/22
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.06
Net realized and unrealized loss ...........................................................................................
(0.71)
Net decrease from investment operations ......................................................................................
(0.65)
Distributions from net investment income
(c)
...................................................................................
(0.07)
Net asset value, end of period .............................................................................................
$ 9.28
Total Return
(d)
(6.57)%
Based on net asset value .................................................................................................
(6.57)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses ........................................................................................................
1.21%
(h)( i )
Total expenses after fees waived and/or reimbursed ...............................................................................
0.44%
(h)
Net investment income ..................................................................................................
1.25%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 93
Portfolio turnover rate
(j)
...................................................................................................
302%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.52%.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 177%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2022
BlackRock Semi-Annual Report to Shareholders
58
BlackRock
Sustainable Total
Return Fund
Investor A
Period from
10/18/21
(a)
to 03/31/22
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.04
Net realized and unrealized loss ...........................................................................................
(0.71)
Net decrease from investment operations ......................................................................................
(0.67)
Distributions from net investment income
(c)
...................................................................................
(0.05)
Net asset value, end of period .............................................................................................
$ 9.28
Total Return
(d)
(6.69)%
Based on net asset value .................................................................................................
(6.69)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses ........................................................................................................
1.45%
(h)( i )
Total expenses after fees waived and/or reimbursed ...............................................................................
0.74%
(h)
Net investment income ..................................................................................................
0.96%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 103
Portfolio turnover rate
(j)
...................................................................................................
302%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.75%.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 177%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
59
Financial Highlights
BlackRock
Sustainable Total
Return Fund
Class K
Period from
10/18/21
(a)
to 03/31/22
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.06
Net realized and unrealized loss ...........................................................................................
(0.71)
Net decrease from investment operations ......................................................................................
(0.65)
Distributions from net investment income
(c)
...................................................................................
(0.07)
Net asset value, end of period .............................................................................................
$ 9.28
Total Return
(d)
(6.55)%
Based on net asset value .................................................................................................
(6.55)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses ........................................................................................................
0.88%
(h)( i )
Total expenses after fees waived and/or reimbursed ...............................................................................
0.39%
(h)
Net investment income ..................................................................................................
1.30%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 46,228
Portfolio turnover rate
(j)
...................................................................................................
302%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.18%.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 177%.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2022
BlackRock Semi-Annual Report to Shareholders
60
1. ORGANIZATION
BlackRock Funds V (the "Trust") and BlackRock Bond Fund, Inc. (the "Corporation") are each registered under the Investment Company Act of 1940, as amended (the
"1940 Act"), as an open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of BlackRock Funds V and Board of Directors of BlackRock Bond Fund, Inc. are collectively referred to throughout this report as the "Board", and the directors/trustees thereof are collectively referred to throughout this report as "Directors".
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of open-end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/
or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Registrant Name Fund Name Herein Referred To As
Diversification
Classification
BlackRock Funds V ..................... BlackRock Sustainable High Yield Bond Fund Sustainable High Yield Bond Diversified
BlackRock Funds V ..................... BlackRock Sustainable Low Duration Bond Fund Sustainable Low Duration Bond Diversified
BlackRock Bond Fund, Inc. ................ BlackRock Sustainable Total Return Fund Sustainable Total Return Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional and Class K Shares ..................................... No No None
Investor A Shares .............................................. Yes No
(a)
None

Notes to Financial Statements
(unaudited) (continued)
61
Notes to Financial Statements
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the directors who are not “interested persons” of the
Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent D irectors .
This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock
Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.
Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. The Manager reimbursed the Funds the following amounts, which are included in fees waived and/or reimbursed by the Manager in the
Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Fund Name Amounts Reimbursed
Sustainable Low Duration Bond ......................................................................................... $ 20,000
Sustainable Total Return .............................................................................................. 20,000

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
62
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
63
Notes to Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
64
in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV o f a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realize gains and losses on these transactions.
Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Notes to Financial Statements
(unaudited) (continued)
65
Notes to Financial Statements
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional

Notes to Financial Statements
(unaudited) (continued)
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BlackRock Semi-Annual Report to Shareholders
66
amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Investment Advisory Agreement with the Manager, the Funds'
investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each
Fund.

Notes to Financial Statements
(unaudited) (continued)
67
Notes to Financial Statements
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), and with respect to Sustainable
Low Duration Bond and Sustainable Total Return, BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service Fees: The Corporation and the Trust, on behalf of the applicable Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock
Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays
BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the period ended March 31, 2022, the following table shows the class specific service fees borne directly by each share class of each Fund:
Administration: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Administration Agreement with the Manager, an indirect , wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the period ended March 31, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the period ended March 31, 2022, the Funds  did not pay any amounts to affiliates in return for these services.
Sustainable High
Yield Bond
Sustainable Low
Duration Bond
Sustainable Total
Return
Average Daily Net Assets
Investment
Advisory Fees
Investment
Advisory Fees
Investment
Advisory Fees
First $1 b illion ............................................................................... 0.500% 0.310% 0.390%
$1 billion - $3 b illion ........................................................................... 0.470 0.290 0.370
$3 billion - $5 b illion ........................................................................... 0.450 0.280 0.350
$5 b i llion - $10 b illion .......................................................................... 0.440 0.270 0.340
Greater than $10 b illion ......................................................................... 0.430 0.260 0.330
Share Class Service Fees
Investor A .............................................................................................................. 0.25%
Fund Name Investor A
Sustainable High Yield Bond .................................................................................................. $ 121
Sustainable Low Duration Bond ................................................................................................ 134
Sustainable Total Return ..................................................................................................... 115
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 8 $ 9 $ 4,820 $ 4,837
Sustainable Low Duration Bond ................................................................. 7 9 4,423 4,439
Sustainable Total Return ...................................................................... 7 8 4,376 4,391

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
68
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the period ended March 31, 2022, the Fund did not reimburse the Manager any amounts in return for these services.
For the period ended March 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the period ended March 31, 2022, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Sustainable Low
Duration Bond's Investor A Shares for a total of $11.
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. Th ese amount s are included in fees waived and/or reimbursed by the Manager in the Statement s of Operations. F or the
period ended March 31 , 2022, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the period ended March 31, 2022, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of
Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the period ended March 31, 2022, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The Funds also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the period ended March 31, 2022, the amounts waived were as follows:
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 166 $ 166 $ 166 $ 498
Sustainable Low Duration Bond ................................................................. 148 148 148 444
Sustainable Total Return ...................................................................... 148 148 148 444
Fund Name Amounts Waived
Sustainable High Yield Bond ............................................................................................. $ 125
Sustainable Low Duration Bond ........................................................................................... 349
Sustainable Total Return ................................................................................................ 872
Fund Name Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 0.58% 0.83% 0.53%
Sustainable Low Duration Bond ........................................................................ 0.40 0.65 0.35
Sustainable Total Return ............................................................................. 0.44 0.75 0.39
Sustainable High Yield Bond ................................................................................................... $ 1 70 , 385
Sustainable Low Duration Bond ................................................................................................. 114,008
Sustainable Total Return ...................................................................................................... 1 38 , 908
Sustainable High Yield Bond ............................................................................................. $ 10,285
Sustainable Low Duration Bond ........................................................................................... 9,44 1
Sustainable Total Retur n ............................................................................................... 9,33 7

Notes to Financial Statements
(unaudited) (continued)
69
Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the period ended March 31, 2022, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 22, 2028, the repayment arrangement between Sustainable High Yield Bond and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated. Effective
October 19, 2028, the repayment arrangement between Sustainable Low Duration Bond and Sustainable Total Return and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated.
As of March 31, 2022, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
Sustainable High Yield Bond
Institutional .................................................................................... $ 8 $ 143
Investor A ..................................................................................... 9 144
Class K ...................................................................................... 4,820 166
$ 4,837 $ 453
Sustainable Low Duration Bond
Institutional .................................................................................... 7 128
Investor A ..................................................................................... 9 125
Class K ...................................................................................... 4,423 148
$ 4,439 $ 401
Sustainable Total Return
Institutional .................................................................................... 7 128
Investor A ..................................................................................... 8 102
Class K ...................................................................................... 4,376 148
$ 4,391 $ 378
Expiring September 30,
Fund Name/Share Class 2023 2024
Sustainable High Yield Bond
Fund Level ...................................................................................... $ 132,18 3 $ 180,6 70
Institutional ...................................................................................... 64 15 1
Investor A ....................................................................................... 64 15 3
Class K ......................................................................................... 1,977 4,986
Sustainable Low Duration Bond
Fund Level ...................................................................................... — 123,449
Institutional ...................................................................................... — 135
Investor A ....................................................................................... — 134
Class K ......................................................................................... — 4,571
Sustainable Total Return
Fund Level ...................................................................................... — 148,245
Institutional ...................................................................................... — 135
Investor A ....................................................................................... — 110
Class K ......................................................................................... — 4,524

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
70
lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended March 31, 2022, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the
Manager for a portion of the compensation paid to the  Funds' Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions: During the period ended March 31, 2022, Sustainable Total Return received a reimbursement of $3,180 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.
7. PURCHASES AND SALES
For the period ended March 31, 2022, purchases and sales of investments, including paydowns and excluding short-term investments, were as follows:
For the period ended March 31, 2022, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of September 30, 2021, Sustainable High Yield Bond had non-expiring capital loss carryforwards available to offset future realized capital gains of $36,209.
As of March 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Sustainable High Yield Bond .............................................. $ — $ — $ 12,587,684 $ 11,954,928
Sustainable Low Duration Bond ............................................ 49,815,682 35,816,254 39,160,795 5,120,242
Sustainable Total Return ................................................. 12,018,546 6,855,926 197,192,465 147,915,278
Fund Name Purchases Sales
Sustainable Low Duration Bond ............................................................................ $ 881,291 $ 883,490
Sustainable Total Return ................................................................................. 64,063,340 64,142,110
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Sustainable High Yield Bond .......................................... $ 49,785,932 $ 91,709 $ (2,884,515) $ (2,792,806)
Sustainable Low Duration Bond ........................................ 50,780,583 366,128 (1,904,460) (1,538,332)
Sustainable Total Return ............................................ 60,203,538 259,384 (3,253,633) (2,994,249)

Notes to Financial Statements
(unaudited) (continued)
71
Notes to Financial Statements
9. BANK BORROWINGS
The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day,
$2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate ("LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended March 31, 2022, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
72
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invests a significant portion of its assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
03/31/22
Period from
07/22/21
(a)
to 09/30/21
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable High Yield Bond
Institutional
Shares sold .............................................
— $ — 10,000 $ 100,000
— $ — 10,000 $ 100,000
Investor A
Shares sold .............................................
— $ — 10,000 $ 100,000
— $ — 10,000 $ 100,000
Class K
Shares sold .............................................
— $ — 4,980,000 $ 49,800,000
— $ — 4,980,000 $ 49,800,000
— $ — 5,000,000 $ 50,000,000

Notes to Financial Statements
(unaudited) (continued)
73
Notes to Financial Statements
(a)
Commencement of operations.
As of March 31, 2022, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:
Effective April 14, 2022, the 364-day credit agreement to which the Corporation and the Trust, on behalf of the Funds, and the Participating Funds are party was amended to (i) increase the aggregate commitment amount to $2.50 billion, (ii) update the interest terms at a rate equal to the higher of (a) Overnight Bank Funding Rate (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum and (iii) extend the termination date to April 2023.
d
Period from
10/18/21
(a )
to 03/31/22
Fund Name/Share Class
Shares Amount
Sustainable Low Duration Bond
Institutional
Shares sold ............................................................................. 10,001 $ 100,010
Shares redeemed .........................................................................
(1) (10)
10,000 $ 100,000
Investor A
Shares sold ............................................................................. 20,568 $ 203,282
Shares issued in reinvestment of distributions ........................................................ 8 75
Shares redeemed .........................................................................
(1) (10)
20,575 $ 203,347
Class K
Shares sold ............................................................................. 4,980,001 $ 49,800,010
Shares redeemed .........................................................................
(1) (10)
4,980,000 $ 49,800,000
5,010,575 $ 50,103,347
Sustainable Total Return
Institutional
Shares sold ............................................................................. 10,001 $ 100,010
Shares redeemed .........................................................................
(1) (10)
10,000 $ 100,000
Investor A
Shares sold ............................................................................. 11,058 $ 110,437
Shares issued in reinvestment of distributions ........................................................ 3 32
Shares redeemed .........................................................................
(1) (10)
11,060 $ 110,459
Class K
Shares sold ............................................................................. 4,980,001 $ 49,800,010
Shares redeemed .........................................................................
(1) (10)
4,980,000 $ 49,800,000
5,001,060 $ 50,010,459
Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... $ 10,000 $ 10,000 $ 4,980,000
Sustainable Low Duration Bond ........................................................................ 10,000 10,000 4,980,000
Sustainable Total Return ............................................................................. 10,000 10,000 4,980,000

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
2022
BlackRock Semi-Annual Report to Shareholders
74
The Board of Trustees of BlackRock Funds V and the Board of Directors of BlackRock Bond Fund, Inc. (together, the “Board,” the members of which are referred to as “Board Members”) met on September 24, 2021 (the “Meeting”) to consider the approval of the proposed investment advisory agreements (the “Advisory Agreements”)
between BlackRock Funds V, on behalf of BlackRock Sustainable Low Duration Bond Fund (the “Sustainable Low Duration Bond Fund”), and between BlackRock Bond
Fund, Inc. (together with BlackRock Funds V, the “Registrants” and each, a “Registrant”), on behalf of BlackRock Sustainable Total Return Fund (the “Sustainable Total
Return Fund” and together with the Sustainable Low Duration Bond Fund, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the initial approval of the proposed sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and
BlackRock International Limited (“BIL”), with respect to each Fund, and (2) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to each Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Pursuant to the Investment Company Act of 1940 (the “1940 Act”), the Board is required to consider the initial approval of the Agreements. The Board members whom are not “interested persons” of the Registrants, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Meeting, the Board reviewed materials relating to its consideration of the Agreements. The Board considered all factors it believed relevant with respect to each Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services to be provided and estimated profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) the sharing of potential economies of scale; (e) potential fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (f) other factors deemed relevant by the Board Members.
In considering approval of the Agreements, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board received materials in advance of the Meeting relating to its consideration of the
Agreements, including, among other things, (a) fees and estimated expense ratios of each Fund in comparison to the fees and expense ratios of a peer group of funds as determined by Broadridge Financial Solutions, Inc. (“Broadridge”) and other metrics, as applicable; (b) information on the composition of the peer group of funds and a description of Broadridge’s methodology; (c) information regarding BlackRock’s economic outlook for each Fund and its general investment outlook for the markets; (d)
information regarding fees paid to service providers that are affiliates of BlackRock; and (e) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreements. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments to be made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.
A. Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to each Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing each Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-
house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services to be provided by BlackRock to each Fund under the Agreements relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreements was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to each Fund was consistent with each Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to each Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to each Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed Income Complex (the
“Fund Complex”) concerning the standards of BlackRock and its affiliates with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to each Fund. BlackRock and its affiliates will provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund, as applicable. In particular, BlackRock and its

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)
75
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
affiliates will provide each Fund with certain administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues; and (viii) performing or managing administrative functions necessary for the operation of each
Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered
BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.
B. The Investment Performance of each Fund and BlackRock
In their capacity as members of the boards of directors/trustees of other funds in the Fund Complex, the Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of each Fund because the Funds had not yet commenced operations as of the date of the Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated
Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s proposed contractual management fee rate as compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also considered each Fund’s estimated total net expense ratio compared to those of other funds in its Broadridge category. The estimated total expense ratio represents a fund’s total net operating expenses. The estimated total expense ratio gives effect to any expense reimbursements or fee waivers.
Additionally, the Board noted information received at prior meetings of the boards of directors/trustees of other funds in the Fund Complex concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board noted that it had previously received and reviewed statements relating to BlackRock’s financial condition in connection with their duties as trustees or directors of other funds in the BlackRock family of open-end funds.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, exchange-traded fund, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels.
The Board noted that the Sustainable Low Duration Bond Fund’s contractual management fee ranked in the first quartile, and that the Sustainable Low Duration
Bond Fund’s estimated actual management fee rate and estimated total expense ratio each ranked in the first quartile, relative to the Sustainable Low Duration Bond Fund’s peers. The Board also noted that the Sustainable Low Duration Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Sustainable Low Duration Bond Fund increases above certain contractually specified levels. The Board noted that if the size of the Sustainable Low Duration
Bond Fund were to decrease, the Sustainable Low Duration Bond Fund could lose the benefit of one or more breakpoints. The Board further noted that the Manager and the Board have contractually agreed to a cap on the Sustainable Low Duration Bond Fund’s total expenses as a percentage of the Sustainable Low Duration Bond Fund’s average daily net assets on a class-by-class basis.
The Board noted that the Sustainable Total Return Fund’s contractual management fee ranked in the third quartile, and that the Sustainable Total Return Fund’s estimated actual management fee rate and estimated total expense ratio each ranked in the first quartile, relative to the Sustainable Total Return Fund’s peers. The Board also noted that the Sustainable Total Return Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Sustainable
Total Return Fund increases above certain contractually specified levels. The Board noted that if the size of the Sustainable Total Return Fund were to decrease, the
Sustainable Total Return Fund could lose the benefit of one or more breakpoints. The Board further noted that the Manager and the Board have contractually agreed to a cap on the Sustainable Total Return Fund’s total expenses as a percentage of the Sustainable Total Return Fund’s average daily net assets on a class-by-class basis.
As each Fund had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with each Fund. BlackRock, however, will provide the Board with such information at future meetings.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the
Board.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)
2022
BlackRock Semi-Annual Report to Shareholders
76
operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in each Fund Complex which included information on brokerage commissions and trade execution practices.
Conclusion
The Board, including the Independent Board Members, unanimously approved the Advisory Agreements between the Manager and BlackRock Funds V, on behalf of the Sustainable Low Duration Bond Fund, and BlackRock Bond Fund, Inc., on behalf of the Sustainable Total Return Fund, for a two-year term beginning on the effective date of each Advisory Agreement, and the Sub-Advisory Agreements between the Manager and BIL, with respect to each Fund, and the Sub-Advisory Agreements between the Manager and BRS, with respect to each Fund, for a two-year term beginning on the effective date of each Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Statement Regarding Liquidity Risk Management Program
77
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the "Trust") and BlackRock Bond Fund,
Inc. (the "Corporation") have adopted and implemented a liquidity risk management program (the “Program”) for the BlackRock Sustainable High Yield Bond Fund, BlackRock
Sustainable Low Duration Bond Fund and BlackRock Sustainable Total Return Fund (the “Funds”), each a series of the Trust or the Corporation, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees of the Trust and the Board of Directors of Corporation (together, the "Board"), on behalf of the Funds, met on November 18-19, 2021 (the “Meeting”) to
review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk
Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the
Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program
Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing.
Derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The
Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology.
The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information
2022
BlackRock Semi-Annual Report to Shareholders
78
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi- annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
79
Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Sustainable Low Duration Bond Fund and BlackRock Sustainable Total Return Fund.
`

Glossary of Terms Used in this Report
2022
BlackRock Semi-Annual Report to Shareholders
80
Currency Abbreviation
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RB Revenue Bonds
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SHYB-03/22-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: May 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: May 20, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: May 20, 2022